UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: February 28

Registrant is making a filing for 19 of its series:

Wells Fargo Target Today Fund, Wells Fargo Target 2010 Fund, Wells Fargo Target 2015 Fund, Wells Fargo Target 2020 Fund, Wells Fargo Target 2025 Fund, Wells Fargo Target 2030 Fund, Wells Fargo Target 2035 Fund, Wells Fargo Target 2040 Fund, Wells Fargo Target 2045 Fund, Wells Fargo Target 2050 Fund, Wells Fargo Target 2055 Fund, and Wells Fargo Target 2060 Fund.

Commencement of operations for the funds listed below was August 3, 2017.

Wells Fargo Emerging Markets Bond Fund, Wells Fargo Factor Enhanced International Fund, Wells Fargo Factor Enhanced Large Cap Fund, Wells Fargo Factor Enhanced Emerging Markets Fund, Wells Fargo Factor Enhanced Small Cap Fund, Wells Fargo High Yield Corporate Bond Fund, and Wells Fargo U.S. Core Bond Fund.

Date of reporting period: August 31, 2017

ITEM 1.	REPORT TO STOCKHOLDERS

Semi-Annual Report

August 31, 2017

Target Date Funds

∎	Wells Fargo Target Today Fund (formerly Wells Fargo Dow Jones Target Today Fund)

∎	Wells Fargo Target 2010 Fund (formerly Wells Fargo Dow Jones Target 2010 Fund)

∎	Wells Fargo Target 2015 Fund (formerly Wells Fargo Dow Jones Target 2015 Fund)

∎	Wells Fargo Target 2020 Fund (formerly Wells Fargo Dow Jones Target 2020 Fund)

∎	Wells Fargo Target 2025 Fund (formerly Wells Fargo Dow Jones Target 2025 Fund)

∎	Wells Fargo Target 2030 Fund (formerly Wells Fargo Dow Jones Target 2030 Fund)

∎	Wells Fargo Target 2035 Fund (formerly Wells Fargo Dow Jones Target 2035 Fund)

∎	Wells Fargo Target 2040 Fund (formerly Wells Fargo Dow Jones Target 2040 Fund)

∎	Wells Fargo Target 2045 Fund (formerly Wells Fargo Dow Jones Target 2045 Fund)

∎	Wells Fargo Target 2050 Fund (formerly Wells Fargo Dow Jones Target 2050 Fund)

∎	Wells Fargo Target 2055 Fund (formerly Wells Fargo Dow Jones Target 2055 Fund)

∎	Wells Fargo Target 2060 Fund (formerly Wells Fargo Dow Jones Target 2060 Fund)

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Dow Jones® and Dow Jones Target Date IndexesSM are service marks of Dow Jones Trademark Holdings LLC (Dow Jones); have been licensed to CME Group Index Services LLC (CME Indexes); and have been sublicensed for use for certain purposes by Wells Fargo Funds Management, LLC. The Wells Fargo Target Date Funds are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

The views expressed and any forward-looking statements are as of August 31, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Target Date Funds	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Hiring remained strong, and business and consumer sentiment improved.

During the second quarter, most equity markets in the U.S. and abroad advanced.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Target Date Funds for the six-month period that ended August 31, 2017. Effective July 14, 2017, the Wells Fargo Target Date Funds, following a vote of the Wells Fargo Funds Board of Trustees, approved several enhancements to the Wells Fargo Dow Jones Target Date Funds. Despite heightened market volatility at times, in general, global stocks delivered double-digit results and bond markets had smaller, but positive, results as well. U.S. and international stocks returned 5.65% and 13.05%, respectively, for the six-month period, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2; within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned 2.74% and the Bloomberg Barclays Municipal Bond Index4 returned 3.79% as interest rates rose from low levels.

Equity and bond markets advanced during the first half of 2017.

Stocks rallied globally through the first quarter of 2017, supported by signs of improvement in the U.S. and global economies. U.S. economic data released during the quarter reflected a healthy economy. Hiring remained strong, and business and consumer sentiment improved. In March, U.S. Federal Reserve (Fed) officials raised their target interest rate by a quarter percentage point to a range of 0.75% to 1.00%. With the Fed’s target interest-rate increase, short-term bond yields rose during the quarter. Meanwhile, longer-term Treasury yields were little changed, leading to positive performance. Investment-grade and high-yield bonds benefited from strong demand. Municipal bond returns were positive in the quarter, helped by strong demand and constrained new-issue supply. Stocks in emerging markets generally outperformed stocks in the U.S. and international developed markets because they benefited from both global economic growth and recent weakening in the U.S. dollar. Stocks in Asia, Europe, and Latin America also outperformed the U.S. market during the quarter.

During the second quarter, most equity markets in the U.S. and abroad advanced. Steady, albeit modest, economic growth both in the U.S. and abroad and generally favorable corporate earnings announcements after the second quarter supported higher valuations. Within the economy, U.S. inflation trended lower despite the unemployment rate continuing to decline. Ten-year U.S. Treasury yields declined, resulting in stronger prices for long-term bonds. As was widely expected, in June, the Fed raised the target interest rate by a quarter percentage point to a range of 1.00% to 1.25%. In addition, the Fed indicated that it would begin to sell bonds accumulated on its balance sheet during quantitative easing programs conducted since 2008, likely beginning later this year.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[5]	The Chicago Board Options Exchange Market Volatility Index (CBOE VIX) is a popular measure of the implied volatility of S&P 500 Index options. It represents one measure of the market’s expectation of stock market volatility over the next 30-day period. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Target Date Funds	3

Volatility increased during the third quarter of 2017.

Early in July and again in August, volatility expectations increased and then receded, as measured by the CBOE VIX5, amid geopolitical tensions, particularly in Asia, and declining investor optimism about President Trump’s potential to move forward with his agenda for tax and regulatory reforms. Economic momentum increased in Europe; the European Central Bank held its rates steady at low levels and continued its quantitative easing bond buying program, which is intended to spark economic activity. In emerging markets, many countries benefited from stronger currencies versus the U.S. dollar.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Target Date Funds	Performance highlights (unaudited)

Wells Fargo Target Date Funds1

Investment objective

Each Fund seeks total return over time, consistent with its strategic target asset allocation.

Manager

Wells Fargo Funds Management, LLC

Subadviser‡

Wells Fargo Capital Management Incorporated

Portfolio managers‡

Kandarp R. Acharya, CFA®, FRM

Petros Bocray, CFA®, FRM

Christian L. Chan, CFA®

The target date represents the year in which investors may likely begin withdrawing assets. The Funds gradually seek to reduce market risk as the target date approaches and after it arrives by decreasing equity exposure and increasing fixed income exposure. The principal value is not guaranteed at any time, including at the target date.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Funds. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Funds and its share price can be sudden and unpredictable. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. government agencies or government sponsored entities may not be guaranteed by the U.S. Treasury. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Funds are exposed to foreign investment risk, mortgage- and asset-backed securities risk, new fund risk, regulatory risk, and smaller-company investment risk. Consult the Funds’ prospectus for additional information on these and other risks.

Please see footnotes on pages 18-19.

Performance highlights (unaudited)	Wells Fargo Target Date Funds	5

Target Today Fund

Average annual total returns (%) as of August 31, 20172

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STWRX)	3-1-1994	(4.61)	0.56	2.58	1.17	1.75	3.19	0.75	0.65
Class C (WFODX)	12-1-1998	(0.58)	1.00	2.42	0.42	1.00	2.42	1.50	1.40
Class R (WFRRX)	6-28-2013	–	–	–	1.01	1.53	3.06	1.00	0.90
Class R4 (WOTRX)	11-30-2012	–	–	–	1.16	2.08	3.61	0.47	0.34
Class R6 (WOTDX)	6-30-2004	–	–	–	1.63	2.27	3.71	0.32	0.19
Administrator Class (WFLOX)	11-8-1999	–	–	–	1.33	1.91	3.37	0.67	0.54
Wells Fargo Target Today Blended Index[5]*	–	–	–	–	–	–	–	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	0.49	2.19	4.40	–	–
S&P 500 Index[7]	–	–	–	–	16.23	14.34	7.61	–	–
Dow Jones Global Target Today Index[8]	–	–	–	–	1.88	2.55	4.10	–	–
Russell 3000® Index[9]	–	–	–	–	16.06	14.27	7.70	–	–
*	The inception date of the index is July 14, 2017. Performance results for the periods indicated are not yet available.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 18-19.

6	Wells Fargo Target Date Funds	Performance highlights (unaudited)

Target 2010 Fund

Average annual total returns (%) as of August 31, 201710

		Including sales charge			Excluding sales charge			Expense ratios[11] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STNRX)	3-1-1994	(4.61)	1.06	2.44	1.18	2.27	3.05	0.78	0.65
Class C (WFOCX)	12-1-1998	(0.61)	1.50	2.28	0.39	1.50	2.28	1.53	1.40
Class R (WFARX)	6-28-2013	–	–	–	0.90	2.02	2.90	1.03	0.90
Class R4 (WFORX)	11-30-2012	–	–	–	1.50	2.64	3.50	0.50	0.34
Class R6 (WFOAX)	6-30-2004	–	–	–	1.68	2.77	3.57	0.35	0.19
Administrator Class (WFLGX)	11-8-1999	–	–	–	1.30	2.42	3.24	0.70	0.54
Wells Fargo Target 2010 Blended Index[5]*	–	–	–	–	–	–	–	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	0.49	2.19	4.40	–	–
S&P 500 Index[7]	–	–	–	–	16.23	14.34	7.61	–	–
Dow Jones Global Target 2010 Index[8]	–	–	–	–	1.96	3.11	4.00	–	–
Russell 3000® Index[9]	–	–	–	–	16.06	14.27	7.70	–	–
*	The inception date of the index is July 14, 2017. Performance results for the periods indicated are not yet available.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 18-19.

Performance highlights (unaudited)	Wells Fargo Target Date Funds	7

Target 2015 Fund

Average annual total returns (%) as of August 31, 201712

		Including sales charge			Excluding sales charge			Expense ratios[11] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (WFACX)	11-30-2012	(4.33)	2.10	2.72	1.51	3.31	3.33	0.76	0.65
Class R (WFBRX)	6-28-2013	–	–	–	1.27	3.03	3.09	1.01	0.90
Class R4 (WFSRX)	11-30-2012	–	–	–	1.82	3.65	3.64	0.48	0.34
Class R6 (WFSCX)	6-29-2007	–	–	–	1.91	3.76	3.70	0.33	0.19
Administrator Class (WFFFX)	6-29-2007	–	–	–	1.76	3.43	3.39	0.68	0.54
Wells Fargo Target 2015 Blended Index[5]*	–	–	–	–	–	–	–	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	0.49	2.19	4.40	–	–
S&P 500 Index[7]	–	–	–	–	16.23	14.34	7.61	–	–
Dow Jones Global Target 2015 Index[8]	–	–	–	–	2.63	4.20	4.15	–	–
Russell 3000® Index[9]	–	–	–	–	16.06	14.27	7.70	–	–
*	The inception date of the index is July 14, 2017. Performance results for the periods indicated are not yet available.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 18-19.

8	Wells Fargo Target Date Funds	Performance highlights (unaudited)

Target 2020 Fund

Average annual total returns (%) as of August 31, 20172

		Including sales charge			Excluding sales charge			Expense ratios[13] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STTRX)	3-1-1994	(2.68)	3.30	2.85	3.26	4.53	3.46	0.75	0.65
Class C (WFLAX)	12-1-1998	1.41	3.74	2.68	2.41	3.74	2.68	1.50	1.40
Class R (WFURX)	6-28-2013	–	–	–	3.07	4.32	3.33	1.00	0.90
Class R4 (WFLRX)	11-30-2012	–	–	–	3.57	4.90	3.91	0.47	0.34
Class R6 (WFOBX)	6-30-2004	–	–	–	3.67	5.02	3.97	0.32	0.19
Administrator Class (WFLPX)	11-8-1999	–	–	–	3.33	4.67	3.64	0.67	0.54
Wells Fargo Target 2020 Blended Index[5]*	–	–	–	–	–	–	–	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	0.49	2.19	4.40	–	–
S&P 500 Index[7]	–	–	–	–	16.23	14.34	7.61	–	–
Dow Jones Global Target 2020 Index[8]	–	–	–	–	4.82	5.56	4.45	–	–
Russell 3000® Index[9]	–	–	–	–	16.06	14.27	7.70	–	–
*	The inception date of the index is July 14, 2017. Performance results for the periods indicated are not yet available.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 18-19.

Performance highlights (unaudited)	Wells Fargo Target Date Funds	9

Target 2025 Fund

Average annual total returns (%) as of August 31, 201712

		Including sales charge			Excluding sales charge			Expense ratios[11] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (WFAYX)	11-30-2012	(0.91)	4.66	3.39	5.15	5.91	4.00	0.74	0.65
Class R (WFHRX)	6-28-2013	–	–	–	4.14	5.48	3.69	0.99	0.90
Class R4 (WFGRX)	11-30-2012	–	–	–	5.51	6.28	4.34	0.46	0.34
Class R6 (WFTYX)	6-29-2007	–	–	–	5.72	6.41	4.40	0.31	0.19
Administrator Class (WFTRX)	6-29-2007	–	–	–	5.38	6.03	4.08	0.66	0.54
Wells Fargo Target 2025 Blended Index[5]*	–	–	–	–	–	–	–	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	0.49	2.19	4.40	–	–
S&P 500 Index[7]	–	–	–	–	16.23	14.34	7.61	–	–
Dow Jones Global Target 2025 Index[8]	–	–	–	–	6.78	6.91	4.80	–	–
Russell 3000® Index[9]	–	–	–	–	16.06	14.27	7.70	–	–
*	The inception date of the index is July 14, 2017. Performance results for the periods indicated are not yet available.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 18-19.

10	Wells Fargo Target Date Funds	Performance highlights (unaudited)

Target 2030 Fund

Average annual total returns (%) as of August 31, 20172

		Including sales charge			Excluding sales charge			Expense ratios[13] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STHRX)	3-1-1994	1.54	6.01	3.60	7.71	7.27	4.22	0.75	0.65
Class C (WFDMX)	12-1-1998	5.89	6.48	3.45	6.89	6.48	3.45	1.50	1.40
Class R (WFJRX)	6-28-2013	–	–	–	7.26	7.00	4.06	1.00	0.90
Class R4 (WTHRX)	11-30-2012	–	–	–	8.06	7.67	4.68	0.47	0.34
Class R6 (WFOOX)	6-30-2004	–	–	–	8.16	7.79	4.74	0.32	0.19
Administrator Class (WFLIX)	11-8-1999	–	–	–	7.87	7.42	4.41	0.67	0.54
Wells Fargo Target 2030 Blended Index[5]*	–	–	–	–	–	–	–	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	0.49	2.19	4.40	–	–
S&P 500 Index[7]	–	–	–	–	16.23	14.34	7.61	–	–
Dow Jones Global Target 2030 Index[8]	–	–	–	–	9.21	8.28	5.16	–	–
Russell 3000® Index[9]	–	–	–	–	16.06	14.27	7.70	–	–
*	The inception date of the index is July 14, 2017. Performance results for the periods indicated are not yet available.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 18-19.

Performance highlights (unaudited)	Wells Fargo Target Date Funds	11

Target 2035 Fund

Average annual total returns (%) as of August 31, 201712

		Including sales charge			Excluding sales charge			Expense ratios[13] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (WFQBX)	11-30-2012	3.62	7.17	4.15	9.92	8.44	4.77	0.76	0.65
Class R (WFKRX)	6-28-2013	–	–	–	9.62	8.13	4.48	1.01	0.90
Class R4 (WTTRX)	11-30-2012	–	–	–	10.24	8.79	5.09	0.48	0.34
Class R6 (WFQRX)	6-29-2007	–	–	–	10.41	8.93	5.16	0.33	0.19
Administrator Class (WFQWX)	6-29-2007	–	–	–	10.05	8.54	4.79	0.68	0.54
Wells Fargo Target 2035 Blended Index[5]*	–	–	–	–	–	–	–	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	0.49	2.19	4.40	–	–
S&P 500 Index[7]	–	–	–	–	16.23	14.34	7.61	–	–
Dow Jones Global Target 2035 Index[8]	–	–	–	–	11.38	9.40	5.47	–	–
Russell 3000® Index[9]	–	–	–	–	16.06	14.27	7.70	–	–
*	The inception date of the index is July 14, 2017. Performance results for the periods indicated are not yet available.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 18-19.

12	Wells Fargo Target Date Funds	Performance highlights (unaudited)

Target 2040 Fund

Average annual total returns (%) as of August 31, 20172

		Including sales charge			Excluding sales charge			Expense ratios[13] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STFRX)	3-1-1994	5.34	7.99	4.24	11.78	9.29	4.86	0.75	0.65
Class C (WFOFX)	7-1-1998	9.98	8.47	4.08	10.98	8.47	4.08	1.50	1.40
Class R (WFMRX)	6-28-2013	–	–	–	11.56	9.06	4.73	1.00	0.90
Class R4 (WTFRX)	11-30-2012	–	–	–	12.13	9.67	5.31	0.47	0.34
Class R6 (WFOSX)	6-30-2004	–	–	–	12.28	9.82	5.39	0.32	0.19
Administrator Class (WFLWX)	11-8-1999	–	–	–	11.92	9.43	5.05	0.67	0.54
Wells Fargo Target 2040 Blended Index[5]*	–	–	–	–	–	–	–	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	0.49	2.19	4.40	–	–
S&P 500 Index[7]	–	–	–	–	16.23	14.34	7.61	–	–
Dow Jones Global Target 2040 Index[8]	–	–	–	–	13.18	10.26	5.76	–	–
Russell 3000® Index[9]	–	–	–	–	16.06	14.27	7.70	–	–
*	The inception date of the index is July 14, 2017. Performance results for the periods indicated are not yet available.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 18-19.

Performance highlights (unaudited)	Wells Fargo Target Date Funds	13

Target 2045 Fund

Average annual total returns (%) as of August 31, 201712

		Including sales charge			Excluding sales charge			Expense ratios[13] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (WFQVX)	11-30-2012	6.51	8.53	4.69	13.05	9.81	5.32	0.77	0.65
Class R (WFNRX)	6-28-2013	–	–	–	12.72	9.53	5.06	1.02	0.90
Class R4 (WFFRX)	11-30-2012	–	–	–	13.42	10.21	5.66	0.49	0.34
Class R6 (WFQPX)	6-29-2007	–	–	–	13.54	10.32	5.71	0.34	0.19
Administrator Class (WFQYX)	6-29-2007	–	–	–	13.11	9.92	5.38	0.69	0.54
Wells Fargo Target 2045 Blended Index[5]*	–	–	–	–	–	–	–	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	0.49	2.19	4.40	–	–
S&P 500 Index[7]	–	–	–	–	16.23	14.34	7.61	–	–
Dow Jones Global Target 2045 Index[8]	–	–	–	–	14.41	10.76	5.99	–	–
Russell 3000® Index[9]	–	–	–	–	16.06	14.27	7.70	–	–
*	The inception date of the index is July 14, 2017. Performance results for the periods indicated are not yet available.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 18-19.

14	Wells Fargo Target Date Funds	Performance highlights (unaudited)

Target 2050 Fund

Average annual total returns (%) as of August 31, 201714

		Including sales charge			Excluding sales charge			Expense ratios[11] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (WFQAX)	11-30-2012	7.08	8.66	4.73	13.56	9.95	5.36	0.74	0.65
Class C (WFQCX)	11-30-2012	11.72	9.13	4.57	12.72	9.13	4.57	1.49	1.40
Class R (WFWRX)	6-28-2013	–	–	–	13.37	9.68	5.10	0.99	0.90
Class R4 (WQFRX)	11-30-2012	–	–	–	13.95	10.32	5.69	0.46	0.34
Class R6 (WFQFX)	6-29-2007	–	–	–	14.14	10.47	5.76	0.31	0.19
Administrator Class (WFQDX)	6-29-2007	–	–	–	13.75	10.09	5.41	0.66	0.54
Wells Fargo Target 2050 Blended Index[5]*	–	–	–	–	–	–	–	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	0.49	2.19	4.40	–	–
S&P 500 Index[7]	–	–	–	–	16.23	14.34	7.61	–	–
Dow Jones Global Target 2050 Index[8]	–	–	–	–	14.95	10.89	6.05	–	–
Russell 3000® Index[9]	–	–	–	–	16.06	14.27	7.70	–	–
*	The inception date of the index is July 14, 2017. Performance results for the periods indicated are not yet available.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 18-19.

Performance highlights (unaudited)	Wells Fargo Target Date Funds	15

Target 2055 Fund

Average annual total returns (%) as of August 31, 201712

		Including sales charge			Excluding sales charge				Expense ratios[11] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception		Gross	Net[4]
Class A (WFQZX)	11-30-2012	7.00	8.64	6.90	13.53	9.94	7.94		0.80	0.65
Class R (WFYRX)	6-28-2013	–	–	–	13.15	9.66	7.56		1.05	0.90
Class R4 (WFVRX)	11-30-2012	–	–	–	13.84	10.31	8.30		0.52	0.34
Class R6 (WFQUX)	6-30-2011	–	–	–	14.00	10.45	8.41		0.37	0.19
Administrator Class (WFLHX)	6-30-2011	–	–	–	13.71	10.07	8.05		0.72	0.54
Wells Fargo Target 2055 Blended Index[5]*	–	–	–	–	–	–	–		–	–
Bloomberg Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	0.49	2.19	3.21	**	–	–
S&P 500 Index[7]	–	–	–	–	16.23	14.34	13.09**		–	–
Dow Jones Global Target 2055 Index[8]	–	–	–	–	14.97	10.89	8.74	**	–	–
Russell 3000® Index[9]	–	–	–	–	16.06	14.27	12.72	**	–	–
*	The inception date of the index is July 14, 2017. Performance results for the periods indicated are not yet available.
**	Return is based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 18-19.

16	Wells Fargo Target Date Funds	Performance highlights (unaudited)

Target 2060 Fund

Average annual total returns (%) as of August 31, 201714

		Including sales charge		Excluding sales charge		Expense ratios[13] (%)
	Inception date	1 year	Since inception	1 year	Since inception	Gross	Net[4]
Class A (WFAFX)	6-30-2015	7.14	4.05	13.66	6.93	2.25	0.65
Class C (WFCFX)	6-30-2015	11.85	6.12	12.85	6.12	3.00	1.40
Class R (WFRFX)	6-30-2015	–	–	13.36	6.64	2.50	0.90
Class R4 (WFSFX)	6-30-2015	–	–	13.99	7.28	1.97	0.34
Class R6 (WFUFX)	6-30-2015	–	–	14.18	7.39	1.82	0.19
Administrator Class (WFDFX)	6-30-2015	–	–	13.79	7.05	2.17	0.54
Wells Fargo Target 2060 Blended Index[5]*	–	–	–	–	–	–	–
Bloomberg Barclays U.S. Aggregate Bond Index[6]	–	–	–	0.49	3.20	–	–
S&P 500 Index[7]	–	–	–	16.23	11.04	–	–
Dow Jones Global Target 2060 Index[8]	–	–	–	14.97	7.65	–	–
Russell 3000® Index[9]	–	–	–	16.06	10.24	–	–
*	The inception date of the index is July 14, 2017. Performance results for the periods indicated are not yet available.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, and Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 18-19.

Performance highlights (unaudited)	Wells Fargo Target Date Funds	17

Portfolio allocation as of August 31, 201715

Target Today Fund	Target 2010 Fund	Target 2015 Fund

Target 2020 Fund	Target 2025 Fund	Target 2030 Fund

Target 2035 Fund	Target 2040 Fund	Target 2045 Fund

Please see footnotes on pages 18-19.

18	Wells Fargo Target Date Funds	Performance highlights (unaudited)

Target 2050 Fund	Target 2055 Fund	Target 2060 Fund

‡	The subadviser and portfolio managers began management of each Fund effective July 14, 2017.

[1]	The Funds are gateway funds that invest in various affiliated master portfolios which in turn invest in a combination of securities to gain exposure to equity and fixed income asset classes. References to the investment activities of the Funds are intended to refer to the investment activities of the underlying affiliated master portfolios in which the Funds invest.

[2]	Historical performance shown for Class R shares prior to their inception reflects the performance of the Class A shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares and includes the expenses applicable to Class R6. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses.

[3]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.15% of acquired fund fees and expenses which represent the net expenses from the underlying affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[4]	The manager has contractually committed through July 31, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Net expenses from the underlying affiliated master portfolios are included in the expense cap. Without this cap, the Fund’s return would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[5]	Effective July 14, 2017, the Fund replaced the Dow Jones Global Target Date Indexes with the Wells Fargo Blended Indexes in order to better align with the Wells Fargo Target Date Funds. See Appendix for additional details on Wells Fargo Target Date Blended Indexes.

[6]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[7]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[8]	The Dow Jones Global Target Date Indexes (each an “index” or collectively the “indexes”) are a series of indexes designed as benchmarks for multi-asset class portfolios with risk profiles that became more conservative over time. The index weightings among the major asset classes are adjusted monthly based on a published set of index rules. The indexes with longer time horizons have higher allocations to equity securities, while the indexes with shorter time horizons replace some of their stock allocations with allocations to fixed income securities and money market instruments. You cannot invest directly in an index.

[9]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

[10]	Historical performance shown for Class R shares prior to their inception reflects the performance of Class A shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares, and includes the higher expenses applicable to Class R6. If these expenses had not been included, returns for Class R4 shares would be higher. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses.

Performance highlights (unaudited)	Wells Fargo Target Date Funds	19

[11]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.16% of acquired fund fees and expenses which represent the net expenses from the underlying affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[12]	Historical performance shown for Class A shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class A shares. Historical performance shown for Class R shares prior to their inception reflects the performance of the former Investor Class shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares and includes the expenses applicable to Class R4. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses.

[13]	Reflects the expense ratios as stated in the most recent prospectuses, which include the impact of 0.17% of acquired fund fees and expenses which represent the net expenses from the underlying affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[14]	Historical performance shown for Class A and Class C shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class A and Class C shares. Historical performance shown for Class R shares prior to their inception reflects the performance of the former Investor Class shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares and includes the expenses applicable to Class R6. If these expenses had not been included, returns for Class R4 shares would be higher. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses.

[15]	Each chart represents the composite of the portfolio allocations of the affiliated master portfolios in which the Fund invests and is calculated based on the total investments of the underlying affiliated master portfolios. Portfolio holdings are subject to change and may have changed since the date specified. See the Portfolio of investments of each underlying affiliated master portfolio which is also included in this report.

20	Wells Fargo Target Date Funds	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from March 1, 2017 to August 31, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Target Today Fund	Beginning account value 3-1-2017	Ending account value 8-31-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,023.67	$3.72	0.73%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.53	$3.72	0.73%
Class C
Actual	$1,000.00	$1,019.50	$7.53	1.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.74	$7.53	1.48%
Class R
Actual	$1,000.00	$1,022.79	$5.00	0.98%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.27	$4.99	0.98%
Class R4
Actual	$1,000.00	$1,022.20	$2.29	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.29	0.45%
Class R6
Actual	$1,000.00	$1,025.97	$1.43	0.28%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.79	$1.43	0.28%
Administrator Class
Actual	$1,000.00	$1,025.05	$3.16	0.62%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.08	$3.16	0.62%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Fund expenses (unaudited)	Wells Fargo Target Date Funds	21

Target 2010 Fund	Beginning account value 3-1-2017	Ending account value 8-31-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,024.98	$3.83	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82	0.75%
Class C
Actual	$1,000.00	$1,020.70	$7.64	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.64	$7.63	1.50%
Class R
Actual	$1,000.00	$1,023.52	$5.10	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.16	$5.09	1.00%
Class R4
Actual	$1,000.00	$1,026.29	$2.25	0.44%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.99	$2.24	0.44%
Class R6
Actual	$1,000.00	$1,027.11	$1.48	0.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.74	$1.48	0.29%
Administrator Class
Actual	$1,000.00	$1,025.50	$3.27	0.64%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.98	$3.26	0.64%
Target 2015 Fund
Class A
Actual	$1,000.00	$1,028.64	$3.83	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82	0.75%
Class R
Actual	$1,000.00	$1,027.73	$5.11	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.16	$5.09	1.00%
Class R4
Actual	$1,000.00	$1,030.03	$2.30	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.29	0.45%
Class R6
Actual	$1,000.00	$1,030.81	$1.54	0.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.69	$1.53	0.30%
Administrator Class
Actual	$1,000.00	$1,029.47	$3.27	0.64%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.98	$3.26	0.64%

22	Wells Fargo Target Date Funds	Fund expenses (unaudited)

Target 2020 Fund	Beginning account value 3-1-2017	Ending account value 8-31-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,034.97	$3.95	0.77%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.92	0.77%
Class C
Actual	$1,000.00	$1,030.51	$7.78	1.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.54	$7.73	1.52%
Class R
Actual	$1,000.00	$1,034.44	$5.33	1.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.96	$5.30	1.04%
Class R4
Actual	$1,000.00	$1,036.30	$2.41	0.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.84	$2.40	0.47%
Class R6
Actual	$1,000.00	$1,036.99	$1.59	0.31%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.64	$1.58	0.31%
Administrator Class
Actual	$1,000.00	$1,035.79	$3.39	0.66%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	$3.36	0.66%
Target 2025 Fund
Class A
Actual	$1,000.00	$1,039.12	$3.96	0.77%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.92	0.77%
Class R
Actual	$1,000.00	$1,030.51	$5.37	1.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.91	$5.35	1.05%
Class R4
Actual	$1,000.00	$1,040.87	$2.42	0.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.84	$2.40	0.47%
Class R6
Actual	$1,000.00	$1,041.87	$1.60	0.31%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.64	$1.58	0.31%
Administrator Class
Actual	$1,000.00	$1,038.86	$3.39	0.66%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	$3.36	0.66%

Fund expenses (unaudited)	Wells Fargo Target Date Funds	23

Target 2030 Fund	Beginning account value 3-1-2017	Ending account value 8-31-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,044.91	$3.97	0.77%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.92	0.77%
Class C
Actual	$1,000.00	$1,041.26	$7.82	1.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.54	$7.73	1.52%
Class R
Actual	$1,000.00	$1,041.42	$5.45	1.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.86	$5.40	1.06%
Class R4
Actual	$1,000.00	$1,046.61	$2.42	0.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.84	$2.40	0.47%
Class R6
Actual	$1,000.00	$1,047.25	$1.65	0.32%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.59	$1.63	0.32%
Administrator Class
Actual	$1,000.00	$1,045.45	$3.45	0.67%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.83	$3.41	0.67%
Target 2035 Fund
Class A
Actual	$1,000.00	$1,049.87	$4.03	0.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.27	$3.97	0.78%
Class R
Actual	$1,000.00	$1,047.69	$5.32	1.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.01	$5.24	1.03%
Class R4
Actual	$1,000.00	$1,051.25	$2.53	0.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.74	$2.50	0.49%
Class R6
Actual	$1,000.00	$1,051.99	$1.66	0.32%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.59	$1.63	0.32%
Administrator Class
Actual	$1,000.00	$1,050.79	$3.46	0.67%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.83	$3.41	0.67%

24	Wells Fargo Target Date Funds	Fund expenses (unaudited)

Target 2040 Fund	Beginning account value 3-1-2017	Ending account value 8-31-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,053.53	$4.04	0.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.27	$3.97	0.78%
Class C
Actual	$1,000.00	$1,050.03	$7.91	1.53%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.49	$7.78	1.53%
Class R
Actual	$1,000.00	$1,053.20	$5.49	1.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.86	$5.40	1.06%
Class R4
Actual	$1,000.00	$1,055.39	$2.49	0.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.79	$2.45	0.48%
Class R6
Actual	$1,000.00	$1,056.42	$1.66	0.32%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.59	$1.63	0.32%
Administrator Class
Actual	$1,000.00	$1,054.49	$3.47	0.67%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.83	$3.41	0.67%
Target 2045 Fund
Class A
Actual	$1,000.00	$1,056.39	$4.09	0.79%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	$4.02	0.79%
Class R
Actual	$1,000.00	$1,055.54	$5.34	1.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.01	$5.24	1.03%
Class R4
Actual	$1,000.00	$1,058.46	$2.54	0.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.74	$2.50	0.49%
Class R6
Actual	$1,000.00	$1,059.34	$1.66	0.32%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.59	$1.63	0.32%
Administrator Class
Actual	$1,000.00	$1,057.03	$3.47	0.67%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.83	$3.41	0.67%

Fund expenses (unaudited)	Wells Fargo Target Date Funds	25

Target 2050 Fund	Beginning account value 3-1-2017	Ending account value 8-31-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,057.96	$4.05	0.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.27	$3.97	0.78%
Class C
Actual	$1,000.00	$1,053.81	$7.92	1.53%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.49	$7.78	1.53%
Class R
Actual	$1,000.00	$1,056.72	$5.34	1.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.01	$5.24	1.03%
Class R4
Actual	$1,000.00	$1,059.18	$2.49	0.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.79	$2.45	0.48%
Class R6
Actual	$1,000.00	$1,060.84	$1.71	0.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	$1.68	0.33%
Administrator Class
Actual	$1,000.00	$1,059.21	$3.48	0.67%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.83	$3.41	0.67%
Target 2055 Fund
Class A
Actual	$1,000.00	$1,057.93	$4.05	0.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.27	$3.97	0.78%
Class R
Actual	$1,000.00	$1,056.88	$5.34	1.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.01	$5.24	1.03%
Class R4
Actual	$1,000.00	$1,060.01	$2.54	0.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.74	$2.50	0.49%
Class R6
Actual	$1,000.00	$1,060.83	$1.66	0.32%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.59	$1.63	0.32%
Administrator Class
Actual	$1,000.00	$1,058.99	$3.48	0.67%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.83	$3.41	0.67%

26	Wells Fargo Target Date Funds	Fund expenses (unaudited)

Target 2060 Fund	Beginning account value 3-1-2017	Ending account value 8-31-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,058.29	$4.05	0.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.27	$3.97	0.78%
Class C
Actual	$1,000.00	$1,054.50	$7.92	1.53%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.49	$7.78	1.53%
Class R
Actual	$1,000.00	$1,057.06	$5.34	1.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.01	$5.24	1.03%
Class R4
Actual	$1,000.00	$1,060.43	$2.49	0.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.79	$2.45	0.48%
Class R6
Actual	$1,000.00	$1,060.27	$1.66	0.32%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.59	$1.63	0.32%
Administrator Class
Actual	$1,000.00	$1,058.47	$3.48	0.67%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.83	$3.41	0.67%

Portfolios of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	27

TARGET TODAY FUND

Security name	Value

Investment Companies: 101.02%

Affiliated Master Portfolios: 101.02%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$56,370,720
Wells Fargo Emerging Markets Bond Portfolio	4,812,286
Wells Fargo Factor Enhanced Emerging Markets Portfolio	3,629,942
Wells Fargo Factor Enhanced International Portfolio	12,186,481
Wells Fargo Factor Enhanced Large Cap Portfolio	23,527,146
Wells Fargo Factor Enhanced Small Cap Portfolio	5,866,569
Wells Fargo High Yield Corporate Bond Portfolio	4,809,860
Wells Fargo Investment Grade Corporate Bond Portfolio	29,345,898
Wells Fargo Strategic Retirement Bond Portfolio	19,073,237
Wells Fargo U.S. REIT Portfolio	4,106,390

Total Investment Companies (Cost $141,815,627)	163,728,529

Total investments in securities (Cost $141,815,627)	101.02%	163,728,529
Other assets and liabilities, net	(1.02)	(1,654,157)

Total net assets	100.00%	$162,074,372

TARGET 2010 FUND

Security name	Value

Investment Companies: 100.40%

Affiliated Master Portfolios: 100.40%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$63,891,803
Wells Fargo Emerging Markets Bond Portfolio	5,454,377
Wells Fargo Factor Enhanced Emerging Markets Portfolio	4,949,474
Wells Fargo Factor Enhanced International Portfolio	16,609,308
Wells Fargo Factor Enhanced Large Cap Portfolio	32,079,577
Wells Fargo Factor Enhanced Small Cap Portfolio	7,987,605
Wells Fargo High Yield Corporate Bond Portfolio	5,450,537
Wells Fargo Investment Grade Corporate Bond Portfolio	33,262,274
Wells Fargo Strategic Retirement Bond Portfolio	21,617,213
Wells Fargo U.S. REIT Portfolio	5,598,459

Total Investment Companies (Cost $160,339,092)	196,900,627

Total investments in securities (Cost $160,339,092)	100.40%	196,900,627
Other assets and liabilities, net	(0.40)	(778,240)

Total net assets	100.00%	$196,122,387

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Target Date Funds	Portfolios of investments—August 31, 2017 (unaudited)

TARGET 2015 FUND

Security name	Value

Investment Companies: 105.52%

Affiliated Master Portfolios: 105.52%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$68,395,789
Wells Fargo Emerging Markets Bond Portfolio	5,848,056
Wells Fargo Factor Enhanced Emerging Markets Portfolio	6,578,950
Wells Fargo Factor Enhanced International Portfolio	22,010,287
Wells Fargo Factor Enhanced Large Cap Portfolio	42,711,084
Wells Fargo Factor Enhanced Small Cap Portfolio	10,643,878
Wells Fargo High Yield Corporate Bond Portfolio	5,835,188
Wells Fargo Investment Grade Corporate Bond Portfolio	35,613,758
Wells Fargo Strategic Retirement Bond Portfolio	23,141,771
Wells Fargo U.S. REIT Portfolio	7,436,951

Total Investment Companies (Cost $183,062,539)	228,215,712

Total investments in securities (Cost $183,062,539)	105.52%	228,215,712
Other assets and liabilities, net	(5.52)	(11,940,368)

Total net assets	100.00%	$216,275,344

TARGET 2020 FUND

Security name	Value

Investment Companies: 101.17%

Affiliated Master Portfolios: 101.17%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$310,844,086
Wells Fargo Emerging Markets Bond Portfolio	26,349,020
Wells Fargo Factor Enhanced Emerging Markets Portfolio	42,910,600
Wells Fargo Factor Enhanced International Portfolio	143,802,826
Wells Fargo Factor Enhanced Large Cap Portfolio	267,435,902
Wells Fargo Factor Enhanced Small Cap Portfolio	66,648,034
Wells Fargo High Yield Corporate Bond Portfolio	26,335,735
Wells Fargo Investment Grade Corporate Bond Portfolio	161,798,651
Wells Fargo Strategic Retirement Bond Portfolio	68,524,449
Wells Fargo U.S. REIT Portfolio	30,640,672

Total Investment Companies (Cost $1,008,750,809)	1,145,289,975

Total investments in securities (Cost $1,008,750,809)	101.17%	1,145,289,975
Other assets and liabilities, net	(1.17)	(13,261,065)

Total net assets	100.00%	$1,132,028,910

The accompanying notes are an integral part of these financial statements.

Portfolios of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	29

TARGET 2025 FUND

Security name	Value

Investment Companies: 108.86%

Affiliated Master Portfolios: 108.86%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$153,413,453
Wells Fargo Emerging Markets Bond Portfolio	12,915,001
Wells Fargo Factor Enhanced Emerging Markets Portfolio	31,406,876
Wells Fargo Factor Enhanced International Portfolio	104,778,862
Wells Fargo Factor Enhanced Large Cap Portfolio	187,399,303
Wells Fargo Factor Enhanced Small Cap Portfolio	47,129,442
Wells Fargo High Yield Corporate Bond Portfolio	12,907,518
Wells Fargo Investment Grade Corporate Bond Portfolio	79,928,366
Wells Fargo Strategic Retirement Bond Portfolio	13,422,925
Wells Fargo U.S. REIT Portfolio	8,466,945

Total Investment Companies (Cost $482,523,373)	651,768,691

Total investments in securities (Cost $482,523,373)	108.86%	651,768,691
Other assets and liabilities, net	(8.86)	(53,058,716)

Total net assets	100.00%	$598,709,975

TARGET 2030 FUND

Security name	Value

Investment Companies: 101.60%

Affiliated Master Portfolios: 101.60%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$250,574,219
Wells Fargo Emerging Markets Bond Portfolio	21,164,384
Wells Fargo Factor Enhanced Emerging Markets Portfolio	78,618,547
Wells Fargo Factor Enhanced International Portfolio	265,869,018
Wells Fargo Factor Enhanced Large Cap Portfolio	453,401,105
Wells Fargo Factor Enhanced Small Cap Portfolio	113,445,906
Wells Fargo High Yield Corporate Bond Portfolio	21,153,713
Wells Fargo Investment Grade Corporate Bond Portfolio	130,472,830
Wells Fargo Strategic Retirement Bond Portfolio	3,563,089
Wells Fargo U.S. REIT Portfolio	2,686,278

Total Investment Companies (Cost $1,235,545,416)	1,340,949,089

Total investments in securities (Cost $1,235,545,416)	101.60%	1,340,949,089
Other assets and liabilities, net	(1.60)	(21,075,200)

Total net assets	100.00%	$1,319,873,889

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Target Date Funds	Portfolios of investments—August 31, 2017 (unaudited)

TARGET 2035 FUND

Security name	Value

Investment Companies: 108.64%

Affiliated Master Portfolios: 108.64%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$75,720,819
Wells Fargo Emerging Markets Bond Portfolio	6,405,948
Wells Fargo Factor Enhanced Emerging Markets Portfolio	40,746,007
Wells Fargo Factor Enhanced International Portfolio	136,098,132
Wells Fargo Factor Enhanced Large Cap Portfolio	223,561,238
Wells Fargo Factor Enhanced Small Cap Portfolio	56,022,105
Wells Fargo High Yield Corporate Bond Portfolio	6,402,718
Wells Fargo Investment Grade Corporate Bond Portfolio	39,418,252

Total Investment Companies (Cost $535,816,819)	584,375,219

Total investments in securities (Cost $535,816,819)	108.64%	584,375,219
Other assets and liabilities, net	(8.64)	(46,479,132)

Total net assets	100.00%	$537,896,087

TARGET 2040 FUND

Security name	Value

Investment Companies: 101.23%

Affiliated Master Portfolios: 101.23%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$104,915,597
Wells Fargo Emerging Markets Bond Portfolio	8,875,722
Wells Fargo Factor Enhanced Emerging Markets Portfolio	84,723,892
Wells Fargo Factor Enhanced International Portfolio	284,648,684
Wells Fargo Factor Enhanced Large Cap Portfolio	454,763,829
Wells Fargo Factor Enhanced Small Cap Portfolio	113,821,753
Wells Fargo High Yield Corporate Bond Portfolio	8,871,247
Wells Fargo Investment Grade Corporate Bond Portfolio	54,609,323

Total Investment Companies (Cost $1,105,904,431)	1,115,230,047

Total investments in securities (Cost $1,105,904,431)	101.23%	1,115,230,047
Other assets and liabilities, net	(1.23)	(13,522,399)

Total net assets	100.00%	$1,101,707,648

The accompanying notes are an integral part of these financial statements.

Portfolios of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	31

TARGET 2045 FUND

Security name	Value

Investment Companies: 108.30%

Affiliated Master Portfolios: 108.30%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$24,381,050
Wells Fargo Emerging Markets Bond Portfolio	2,062,463
Wells Fargo Factor Enhanced Emerging Markets Portfolio	30,721,297
Wells Fargo Factor Enhanced International Portfolio	102,893,819
Wells Fargo Factor Enhanced Large Cap Portfolio	161,561,313
Wells Fargo Factor Enhanced Small Cap Portfolio	40,595,504
Wells Fargo High Yield Corporate Bond Portfolio	2,061,423
Wells Fargo Investment Grade Corporate Bond Portfolio	12,689,637

Total Investment Companies (Cost $379,151,061)	376,966,506

Total investments in securities (Cost $379,151,061)	108.30%	376,966,506
Other assets and liabilities, net	(8.30)	(28,876,655)

Total net assets	100.00%	$348,089,851

TARGET 2050 FUND

Security name	Value

Investment Companies: 101.26%

Affiliated Master Portfolios: 101.26%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$35,444,517
Wells Fargo Emerging Markets Bond Portfolio	2,998,485
Wells Fargo Factor Enhanced Emerging Markets Portfolio	49,686,118
Wells Fargo Factor Enhanced International Portfolio	167,211,015
Wells Fargo Factor Enhanced Large Cap Portfolio	260,658,209
Wells Fargo Factor Enhanced Small Cap Portfolio	65,391,750
Wells Fargo High Yield Corporate Bond Portfolio	2,996,973
Wells Fargo Investment Grade Corporate Bond Portfolio	18,447,841

Total Investment Companies (Cost $574,052,720)	602,834,908

Total investments in securities (Cost $574,052,720)	101.26%	602,834,908
Other assets and liabilities, net	(1.26)	(7,515,342)

Total net assets	100.00%	$595,319,566

The accompanying notes are an integral part of these financial statements.

32	Wells Fargo Target Date Funds	Portfolios of investments—August 31, 2017 (unaudited)

TARGET 2055 FUND

Security name	Value

Investment Companies: 104.88%

Affiliated Master Portfolios: 104.88%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$5,996,371
Wells Fargo Emerging Markets Bond Portfolio	508,224
Wells Fargo Factor Enhanced Emerging Markets Portfolio	8,459,006
Wells Fargo Factor Enhanced International Portfolio	28,131,836
Wells Fargo Factor Enhanced Large Cap Portfolio	44,052,420
Wells Fargo Factor Enhanced Small Cap Portfolio	11,080,279
Wells Fargo High Yield Corporate Bond Portfolio	507,212
Wells Fargo Investment Grade Corporate Bond Portfolio	3,121,255

Total Investment Companies (Cost $108,705,307)	101,856,603

Total investments in securities (Cost $108,705,307)	104.88%	101,856,603
Other assets and liabilities, net	(4.88)	(4,735,354)

Total net assets	100.00%	$97,121,249

TARGET 2060 FUND

Security name	Value

Investment Companies: 100.83%

Affiliated Master Portfolios: 100.83%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$1,486,823
Wells Fargo Emerging Markets Bond Portfolio	125,791
Wells Fargo Factor Enhanced Emerging Markets Portfolio	2,082,786
Wells Fargo Factor Enhanced International Portfolio	6,993,968
Wells Fargo Factor Enhanced Large Cap Portfolio	10,926,497
Wells Fargo Factor Enhanced Small Cap Portfolio	2,741,148
Wells Fargo High Yield Corporate Bond Portfolio	125,728
Wells Fargo Investment Grade Corporate Bond Portfolio	774,033

Total Investment Companies (Cost $31,802,655)	25,256,774

Total investments in securities (Cost $31,802,655)	100.83%	25,256,774
Other assets and liabilities, net	(0.83)	(209,091)

Total net assets	100.00%	$25,047,683

The accompanying notes are an integral part of these financial statements.

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34	Wells Fargo Target Date Funds	Statements of assets and liabilities—August 31, 2017 (unaudited)

	Target Today Fund	Target 2010 Fund	Target 2015 Fund	Target 2020 Fund

Assets
Investments in affiliated Master Portfolios, at value (see cost below)	$163,728,529	$196,900,627	$228,215,712	$1,145,289,975
Receivable for Fund shares sold	50,054	67,568	75,889	354,448
Receivable from manager	14,817	12,094	15,860	12,385
Prepaid expenses and other assets	91,854	89,863	73,156	146,832

Total assets	163,885,254	197,070,152	228,380,617	1,145,803,640

Liabilities
Payable for Fund shares redeemed	1,738,567	885,209	12,023,710	13,483,873
Administration fees payable	16,929	18,712	18,103	86,597
Distribution fees payable	1,712	1,031	6	4,076
Accrued expenses and other liabilities	53,674	42,813	63,454	200,184

Total liabilities	1,810,882	947,765	12,105,273	13,774,730

Total net assets	$162,074,372	$196,122,387	$216,275,344	$1,132,028,910

NET ASSETS CONSIST OF
Paid-in capital	$129,707,689	$157,301,558	$154,287,662	$899,167,283
Undistributed net investment income	1,626,551	1,055,281	349,054	8,149,742
Accumulated net realized gains on investments	8,827,230	1,204,013	16,485,455	88,172,719
Net unrealized gains (losses) on investments	21,912,902	36,561,535	45,153,173	136,539,166

Total net assets	$162,074,372	$196,122,387	$216,275,344	$1,132,028,910

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$54,777,725	$56,149,473	$49,877,728	$209,370,419
Shares outstanding – Class A1	5,065,261	4,413,524	4,801,695	13,608,357
Net asset value per share – Class A	$10.81	$12.72	$10.39	$15.39
Maximum offering price per share – Class A2	$11.47	$13.50	$11.02	$16.33
Net assets – Class C	$2,679,686	$1,607,146	N/A	$6,141,862
Shares outstanding – Class C1	243,970	125,351	N/A	404,034
Net asset value per share – Class C	$10.98	$12.82	N/A	$15.20
Net assets – Class R	$32,688	$27,787	$28,623	$63,614
Shares outstanding – Class R1	3,036	2,201	2,717	4,153
Net asset value per share – Class R	$10.77	$12.62	$10.53	$15.32
Net assets – Class R4	$21,979,294	$30,151,780	$62,244,180	$225,624,508
Share outstanding – Class R4[1]	1,989,818	2,341,611	5,966,347	14,371,544
Net asset value per share – Class R4	$11.05	$12.88	$10.43	$15.70
Net assets – Class R6	$47,920,026	$68,047,381	$83,622,893	$531,339,501
Shares outstanding – Class R6[1]	4,331,499	5,284,010	8,020,971	33,838,354
Net asset value per share – Class R6	$11.06	$12.88	$10.43	$15.70
Net assets – Administrator Class	$34,684,953	$40,138,820	$20,501,920	$159,489,006
Shares outstanding – Administrator Class[1]	3,138,941	3,119,493	1,939,563	10,206,201
Net asset value per share – Administrator Class	$11.05	$12.87	$10.57	$15.63

Investments in affiliated Master Portfolios, at cost	$141,815,627	$160,339,092	$183,062,539	$1,008,750,809

[1]	Each Fund has an unlimited number of authorized shares.

[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	35

Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund	Target 2060 Fund

$651,768,691	$1,340,949,089	$584,375,219	$1,115,230,047	$376,966,506	$602,834,908	$101,856,603	$25,256,774
421,171	980,618	554,993	581,632	305,228	703,801	162,285	79,690
16,907	26,820	27,280	37,932	27,363	33,892	17,361	13,989
184,405	230,038	147,894	257,621	130,973	178,690	98,570	92,688

652,391,174	1,342,186,565	585,105,386	1,116,107,232	377,430,070	603,751,291	102,134,819	25,443,141

53,503,065	21,967,596	47,050,616	14,105,011	29,240,221	8,281,430	5,002,060	393,748
48,404	104,779	43,810	90,633	26,432	42,779	5,986	1,519
8	3,098	41	3,279	9	870	9	191
129,722	237,203	114,832	200,661	73,557	106,646	5,515	0

53,681,199	22,312,676	47,209,299	14,399,584	29,340,219	8,431,725	5,013,570	395,458

$598,709,975	$1,319,873,889	$537,896,087	$1,101,707,648	$348,089,851	$595,319,566	$97,121,249	$25,047,683

$327,733,967	$972,736,794	$352,481,660	$801,301,114	$238,737,627	$379,954,666	$77,671,728	$25,103,215
4,535,240	12,323,321	2,608,012	10,474,702	1,616,882	1,734,755	531,685	141,970
97,195,450	229,410,101	134,248,015	280,606,216	109,919,897	184,847,957	25,766,540	6,348,379
169,245,318	105,403,673	48,558,400	9,325,616	(2,184,555)	28,782,188	(6,848,704)	(6,545,881)

$598,709,975	$1,319,873,889	$537,896,087	$1,101,707,648	$348,089,851	$595,319,566	$97,121,249	$25,047,683

$132,033,916	$230,244,790	$121,684,836	$222,051,900	$62,284,837	$65,643,532	$9,573,938	$649,612
12,121,848	13,194,607	10,338,243	10,846,025	4,969,355	5,464,372	653,464	57,651
$10.89	$17.45	$11.77	$20.47	$12.53	$12.01	$14.65	$11.27
$11.55	$18.51	$12.49	$21.72	$13.29	$12.74	$15.54	$11.96
N/A	$4,897,893	N/A	$5,219,420	N/A	$1,351,365	N/A	$257,443
N/A	289,713	N/A	273,290	N/A	112,971	N/A	22,809
N/A	$16.91	N/A	$19.10	N/A	$11.96	N/A	$11.29
$36,942	$40,977	$193,640	$60,493	$44,141	$36,864	$43,603	$136,958
3,417	2,362	16,365	2,966	3,483	3,062	3,009	12,336
$10.81	$17.35	$11.83	$20.39	$12.67	$12.04	$14.49	$11.10
$151,224,024	$356,044,083	$135,936,266	$294,180,267	$88,297,307	$183,780,713	$25,993,051	$6,590,326
13,814,532	20,073,056	11,529,534	14,035,288	7,013,429	15,235,264	1,769,431	574,084
$10.95	$17.74	$11.79	$20.96	$12.59	$12.06	$14.69	$11.48
$261,254,435	$509,846,011	$233,251,494	$411,324,121	$160,401,872	$236,986,659	$52,584,245	$12,428,112
23,862,328	28,751,843	19,785,072	19,614,973	12,766,461	19,654,967	3,585,868	1,085,451
$10.95	$17.73	$11.79	$20.97	$12.56	$12.06	$14.66	$11.45
$54,160,658	$218,800,135	$46,829,851	$168,871,447	$37,061,694	$107,520,433	$8,926,412	$4,985,232
4,939,601	12,355,150	3,959,822	8,079,216	2,931,570	8,940,613	609,001	440,369
$10.96	$17.71	$11.83	$20.90	$12.64	$12.03	$14.66	$11.32

$482,523,373	$1,235,545,416	$535,816,819	$1,105,904,431	$379,151,061	$574,052,720	$108,705,307	$31,802,655

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Target Date Funds	Statements of operations—six months ended August 31, 2017 (unaudited)

	Target Today Fund	Target 2010 Fund	Target 2015 Fund	Target 2020 Fund

Investment income
Interest allocated from affiliated Master Portfolios*	$2,682,457	$1,784,231	$2,217,436	$11,173,866
Dividends allocated from affiliated Master Portfolios**	700,732	533,400	826,975	5,295,944
Securities lending income allocated from affiliated Master Portfolios	9,471	5,679	9,449	61,123
Expenses allocated from affiliated Master Portfolios	(271,724)	(176,154)	(232,005)	(1,172,254)

Total investment income	3,120,936	2,147,156	2,821,855	15,358,679

Expenses
Management fee	318,798	195,064	244,988	1,153,117
Administration fees
Class A	58,681	61,240	55,011	227,098
Class C	2,908	1,781	N/A	6,930
Class R	34	34	31	114
Class R4	73,284	16,281	34,979	122,644
Class R6	9,256	11,508	17,385	89,969
Administrator Class	24,330	29,064	13,740	118,369
Shareholder servicing fees
Class A	69,857	72,905	65,490	270,355
Class C	3,462	2,120	N/A	8,250
Class R	40	41	37	136
Class R4	91,403	20,351	43,483	153,031
Administrator Class	46,788	55,520	24,792	222,690
Distribution fees
Class C	10,385	6,359	N/A	24,751
Class R	40	41	37	136
Custody and accounting fees	8,692	4,607	6,548	27,308
Professional fees	18,612	17,783	19,162	19,464
Registration fees	47,185	42,291	49,912	54,337
Shareholder report expenses	22,985	19,949	27,090	45,242
Trustees’ fees and expenses	11,620	11,618	11,620	11,669
Interest expense	11	18	88	323
Other fees and expenses	8,144	6,196	8,698	21,059

Total expenses	826,515	574,771	623,091	2,576,992
Less: Fee waivers and/or expense reimbursements	(262,816)	(177,371)	(219,613)	(620,796)

Net expenses	563,699	397,400	403,478	1,956,196

Net investment income	2,557,237	1,749,756	2,418,377	13,402,483

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on securities transaction allocated from affiliated Master Portfolios	5,256,097	4,826,682	8,757,969	69,125,686

Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	(751,521)	(1,029,180)	(3,232,568)	(36,693,379)

Net realized and unrealized gains (losses) on investments	4,504,576	3,797,502	5,525,401	32,432,307

Net increase in net assets resulting from operations	$7,061,813	$5,547,258	$7,943,778	$45,834,790

* Net of foreign interest withholding taxes allocated from affiliated Master Portfolios in the amount of	$7,797	$2,551	$4,509	$21,924
** Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios in the amount of	$47,125	$32,458	$51,682	$336,579

The accompanying notes are an integral part of these financial statements.

Statements of operations—six months ended August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	37

Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund	Target 2060 Fund

$5,627,769	$8,091,873	$2,568,171	$3,027,547	$698,863	$803,246	$144,454	$31,662
4,169,729	10,576,065	5,841,583	11,893,349	4,739,099	7,396,591	1,350,333	294,175
49,694	126,134	71,116	143,842	58,864	91,082	17,051	3,546
(708,347)	(1,383,904)	(640,625)	(1,157,509)	(428,221)	(648,564)	(118,166)	(25,711)

9,138,845	17,410,168	7,840,245	13,907,229	5,068,605	7,642,355	1,393,672	303,672

691,446	1,326,738	606,333	1,078,990	398,790	599,975	109,992	23,560

143,878	244,778	132,118	233,926	71,555	69,315	10,136	729
N/A	4,951	N/A	5,241	N/A	1,364	N/A	259
158	215	201	129	45	38	43	140
89,202	178,656	77,963	140,220	50,594	89,120	15,730	2,848
54,240	87,419	47,768	70,437	32,728	41,675	9,896	2,049
39,213	158,515	31,720	119,895	25,260	74,734	5,962	3,404

171,284	291,402	157,283	278,484	85,185	82,518	12,067	868
N/A	5,895	N/A	6,240	N/A	1,624	N/A	309
188	256	239	154	53	45	52	166
111,279	222,951	97,454	175,275	63,242	111,400	19,663	3,561
70,899	300,802	58,319	228,363	47,181	142,449	11,235	6,547

N/A	17,684	N/A	18,719	N/A	4,872	N/A	926
188	256	239	154	53	45	52	166
16,620	31,110	13,862	26,094	11,281	13,864	3,325	1,473
17,566	19,498	18,963	18,849	19,031	18,998	17,600	14,910
39,663	48,370	52,135	46,845	50,563	50,099	41,008	38,321
42,705	53,557	41,152	47,080	29,328	37,979	14,921	8,405
11,816	11,618	11,620	11,644	11,624	11,662	11,675	11,613
479	711	762	689	668	423	130	16
13,914	24,106	12,846	19,044	9,548	12,276	4,479	5,701

1,514,738	3,029,488	1,360,977	2,526,472	906,729	1,364,475	287,966	125,971
(410,468)	(678,903)	(353,368)	(550,731)	(274,106)	(370,387)	(133,913)	(89,833)

1,104,270	2,350,585	1,007,609	1,975,741	632,623	994,088	154,053	36,138

8,034,575	15,059,583	6,832,636	11,931,488	4,435,982	6,648,267	1,239,619	267,534

61,513,569	190,509,827	108,653,304	244,037,029	93,822,869	156,165,736	26,219,838	6,501,821

(39,166,055)	(138,367,435)	(81,770,407)	(190,387,487)	(73,057,728)	(123,635,348)	(20,331,350)	(5,208,788)

22,347,514	52,142,392	26,882,897	53,649,542	20,765,141	32,530,388	5,888,488	1,293,033

$30,382,089	$67,201,975	$33,715,533	$65,581,030	$25,201,123	$39,178,655	$7,128,107	$1,560,567

$12,049	$14,962	$4,965	$4,826	$1,176	$1,087	$228	$36
$273,995	$692,806	$386,980	$788,405	$317,121	$494,180	$90,949	$19,582

The accompanying notes are an integral part of these financial statements.

38	Wells Fargo Target Date Funds	Statements of changes in net assets

	Target Today Fund
	Six months ended August 31, 2017 (unaudited)		Year ended February 28, 2017

Operations
Net investment income		$2,557,237		$8,108,238
Net realized gains on investments		5,256,097		19,448,165
Net change in unrealized gains (losses) on investments		(751,521)		(6,228,835)

Net increase in net assets resulting from operations		7,061,813		21,327,568

Distributions to shareholders from
Net investment income
Class A		0		(583,927)
Class C		0		(10,272)
Class R		0		(250)
Class R4		0		(3,309,292)
Class R6		0		(1,204,070)
Administrator Class		0		(546,519)
Net realized gains
Class A		0		(509,224)
Class C		0		(24,645)
Class R		0		(258)
Class R4		0		(2,228,868)
Class R6		0		(1,878,874)
Administrator Class		0		(438,853)

Total distributions to shareholders		0		(10,735,052)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	113,769	1,213,271	246,349	2,631,608
Class C	4,295	46,350	28,357	310,720
Class R	154	1,643	397	4,180
Class R4	994,542	10,835,924	3,300,035	36,219,983
Class R6	573,938	6,245,280	6,202,776	68,036,987
Administrator Class	296,243	3,226,203	792,164	8,623,265

		21,568,671		115,826,743

Reinvestment of distributions
Class A	0	0	103,641	1,083,760
Class C	0	0	3,217	34,356
Class R	0	0	49	508
Class R4	0	0	517,812	5,538,160
Class R6	0	0	282,767	3,032,839
Administrator Class	0	0	92,160	983,978

		0		10,673,601

Payment for shares redeemed
Class A	(348,240)	(3,717,842)	(1,450,631)	(15,543,355)
Class B	N/A	N/A	(310)[1]	(3,437)[1]
Class C	(22,448)	(243,425)	(29,507)	(322,360)
Class R	(177)	(1,863)	(157)	(1,691)
Class R4	(22,023,867)	(240,859,878)	(6,307,526)	(68,848,062)
Class R6	(2,982,749)	(32,493,136)	(22,670,955)	(246,443,613)
Administrator Class	(795,412)	(8,669,755)	(3,068,548)	(33,333,515)

		(285,985,899)		(364,496,033)

Net decrease in net assets resulting from capital share transactions		(264,417,228)		(237,995,689)

Total decrease in net assets		(257,355,415)		(227,403,173)

Net assets
Beginning of period		419,429,787		646,832,960

End of period		$162,074,372		$419,429,787

Undistributed (overdistributed) net investment income		$1,626,551		$(930,686)

[1]	For the period from March 1, 2016 to December 5, 2016. Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Target Date Funds	39

	Target 2010 Fund
	Six months ended August 31, 2017 (unaudited)		Year ended February 28, 2017

Operations
Net investment income		$1,749,756		$5,300,135
Net realized gains on investments		4,826,682		17,262,849
Net change in unrealized gains (losses) on investments		(1,029,180)		(6,339,716)

Net increase in net assets resulting from operations		5,547,258		16,223,268

Distributions to shareholders from
Net investment income
Class A		0		(482,645)
Class B		N/A		(34)[1]
Class C		0		(2,721)
Class R		0		(297)
Class R4		0		(630,636)
Class R6		0		(1,832,870)
Administrator Class		0		(678,380)
Net realized gains
Class A		0		(1,034,288)
Class C		0		(29,911)
Class R		0		(882)
Class R4		0		(927,722)
Class R6		0		(2,563,659)
Administrator Class		0		(1,215,342)

Total distributions to shareholders		0		(9,399,387)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	48,323	604,550	320,041	4,005,083
Class C	4,237	53,842	22,779	286,839
Class R	0	0	9	113
Class R4	273,225	3,465,250	1,041,548	13,249,443
Class R6	689,439	8,717,518	4,547,953	57,992,817
Administrator Class	170,419	2,159,909	722,092	9,180,641

		15,001,069		84,714,936

Reinvestment of distributions
Class A	0	0	120,746	1,496,895
Class B	N/A	N/A	3 [1]	34 [1]
Class C	0	0	2,527	31,542
Class R	0	0	96	1,179
Class R4	0	0	124,200	1,558,358
Class R6	0	0	340,421	4,277,373
Administrator Class	0	0	148,875	1,866,250

		0		9,231,631

Payment for shares redeemed
Class A	(487,541)	(6,105,026)	(1,120,538)	(14,076,865)
Class B	N/A	N/A	(2,486)[1]	(31,397)[1]
Class C	(19,107)	(242,010)	(44,856)	(570,911)
Class R	(2,100)	(25,956)	(48)	(608)
Class R4	(1,828,337)	(23,182,781)	(2,965,131)	(37,697,012)
Class R6	(1,984,460)	(25,158,018)	(14,486,651)	(183,122,305)
Administrator Class	(1,001,173)	(12,686,300)	(4,298,183)	(54,267,295)

		(67,400,091)		(289,766,393)

Net decrease in net assets resulting from capital share transactions		(52,399,022)		(195,819,826)

Total decrease in net assets		(46,851,764)		(188,995,945)

Net assets
Beginning of period		242,974,151		431,970,096

End of period		$196,122,387		$242,974,151

Undistributed (overdistributed) net investment income		$1,055,281		$(694,475)

[1]	For the period from March 1, 2016 to December 5, 2016. Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

40	Wells Fargo Target Date Funds	Statements of changes in net assets

	Target 2015 Fund
	Six months ended August 31, 2017 (unaudited)		Year ended February 28, 2017

Operations
Net investment income		$2,418,377		$10,627,268
Net realized gains on investments		8,757,969		31,119,358
Net change in unrealized gains (losses) on investments		(3,232,568)		(8,924,342)

Net increase in net assets resulting from operations		7,943,778		32,822,284

Distributions to shareholders from
Net investment income
Class A		(98,441)		(664,158)
Class R		(12)		(317)
Class R4		(317,128)		(1,501,134)
Class R6		(461,344)		(4,179,131)
Administrator Class		(45,109)		(1,183,112)
Net realized gains
Class A		0		(979,508)
Class R		0		(591)
Class R4		0		(1,921,730)
Class R6		0		(5,490,488)
Administrator Class		0		(1,670,852)

Total distributions to shareholders		(922,034)		(17,591,021)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	110,922	1,137,454	472,706	4,872,068
Class R	7	75	66	681
Class R4	521,655	5,358,623	3,281,066	33,966,649
Class R6	812,144	8,335,147	8,730,425	90,017,825
Administrator Class	93,709	975,981	1,191,525	12,386,745

		15,807,280		141,243,968

Reinvestment of distributions
Class A	9,477	97,803	162,003	1,635,999
Class R	1	12	89	908
Class R4	30,611	317,128	337,377	3,422,864
Class R6	43,667	451,949	921,605	9,365,745
Administrator Class	4,259	44,719	277,370	2,844,581

		911,611		17,270,097

Payment for shares redeemed
Class A	(732,777)	(7,495,658)	(2,799,861)	(28,769,893)
Class R	(856)	(8,810)	(792)	(8,129)
Class R4	(4,996,195)	(51,301,937)	(6,077,465)	(62,298,002)
Class R6	(5,191,906)	(53,596,469)	(34,369,025)	(348,220,043)
Administrator Class	(287,312)	(2,989,249)	(11,547,122)	(118,243,491)

		(115,392,123)		(557,539,558)

Net decrease in net assets resulting from capital share transactions		(98,673,232)		(399,025,493)

Total decrease in net assets		(91,651,488)		(383,794,230)

Net assets
Beginning of period		307,926,832		691,721,062

End of period		$216,275,344		$307,926,840

Undistributed (overdistributed) net investment income		$349,054		$(1,147,289)

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Target Date Funds	41

	Target 2020 Fund
	Six months ended August 31, 2017 (unaudited)		Year ended February 28, 2017

Operations
Net investment income		$13,402,483		$39,779,558
Net realized gains on investments		69,125,686		156,680,560
Net change in unrealized gains (losses) on investments		(36,693,379)		(34,503,411)

Net increase in net assets resulting from operations		45,834,790		161,956,707

Distributions to shareholders from
Net investment income
Class A		0		(2,619,472)
Class B		N/A		(87)[1]
Class C		0		(38,178)
Class R		0		(4,251)
Class R4		0		(5,634,274)
Class R6		0		(16,606,485)
Administrator Class		0		(6,009,682)
Net realized gains
Class A		0		(3,151,261)
Class C		0		(99,187)
Class R		0		(6,324)
Class R4		0		(5,485,709)
Class R6		0		(17,730,052)
Administrator Class		0		(6,409,366)

Total distributions to shareholders		0		(63,794,328)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	398,846	6,026,006	1,077,052	15,995,960
Class C	16,259	243,161	145,106	2,155,858
Class R	649	9,756	3,506	52,543
Class R4	1,994,901	30,672,100	7,912,329	120,262,004
Class R6	2,899,598	44,617,392	29,579,390	448,662,128
Administrator Class	1,009,604	15,460,947	4,539,800	68,331,350

		97,029,362		655,459,843

Reinvestment of distributions
Class A	0	0	385,483	5,674,858
Class B	N/A	N/A	6 [1]	87 [1]
Class C	0	0	8,796	128,190
Class R	0	0	722	10,575
Class R4	0	0	741,202	11,119,983
Class R6	0	0	2,223,824	33,407,112
Administrator Class	0	0	824,099	12,315,923

		0		62,656,728

Payment for shares redeemed
Class A	(1,496,575)	(22,667,457)	(3,011,707)	(44,676,552)
Class B	N/A	N/A	(2,821)[1]	(41,676)[1]
Class C	(67,466)	(1,010,163)	(149,522)	(2,211,488)
Class R	(18,190)	(270,263)	(11,485)	(168,905)
Class R4	(11,245,424)	(173,330,033)	(13,315,739)	(201,266,768)
Class R6	(11,681,371)	(180,057,444)	(66,534,662)	(998,627,589)
Administrator Class	(3,911,186)	(60,081,562)	(28,809,682)	(431,422,845)

		(437,416,922)		(1,678,415,823)

Net decrease in net assets resulting from capital share transactions		(340,387,560)		(960,299,252)

Total decrease in net assets		(294,552,770)		(862,136,873)

Net assets
Beginning of period		1,426,581,680		2,288,718,553

End of period		$1,132,028,910		$1,426,581,680

Undistributed (overdistributed) net investment income		$8,149,742		$(5,252,741)

[1]	For the period from March 1, 2016 to December 5, 2016. Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

42	Wells Fargo Target Date Funds	Statements of changes in net assets

	Target 2025 Fund
	Six months ended August 31, 2017 (unaudited)		Year ended February 28, 2017

Operations
Net investment income		$8,034,575		$35,642,585
Net realized gains on investments		61,513,569		155,982,862
Net change in unrealized gains (losses) on investments		(39,166,055)		8,889,925

Net increase in net assets resulting from operations		30,382,089		200,515,372

Distributions to shareholders from
Net investment income
Class A		0		(2,306,156)
Class R		0		(7,276)
Class R4		0		(4,717,186)
Class R6		0		(18,967,324)
Administrator Class		0		(4,708,394)
Net realized gains
Class A		0		(2,361,873)
Class R		0		(9,422)
Class R4		0		(4,472,260)
Class R6		0		(24,192,306)
Administrator Class		0		(4,706,783)

Total distributions to shareholders		0		(66,448,980)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	421,842	4,498,366	1,513,892	15,681,305
Class R	6,359	66,171	2,822	29,361
Class R4	2,100,055	22,473,921	8,631,979	90,459,627
Class R6	3,466,412	37,109,690	27,490,150	286,244,401
Administrator Class	496,155	5,328,357	4,209,931	43,679,906

		69,476,505		436,094,600

Reinvestment of distributions
Class A	0	0	446,066	4,593,108
Class R	0	0	1,620	16,698
Class R4	0	0	889,379	9,189,446
Class R6	0	0	4,035,204	41,802,977
Administrator Class	0	0	909,253	9,408,063

		0		65,010,292

Payment for shares redeemed
Class A	(1,695,266)	(18,107,400)	(6,507,824)	(67,704,631)
Class R	(61,100)	(644,007)	(31,107)	(319,792)
Class R4	(14,388,333)	(154,235,207)	(11,942,981)	(124,035,573)
Class R6	(14,997,380)	(162,460,445)	(140,764,802)	(1,457,629,379)
Administrator Class	(1,778,236)	(19,099,571)	(29,281,475)	(303,427,237)

		(354,546,630)		(1,953,116,612)

Net decrease in net assets resulting from capital share transactions		(285,070,125)		(1,452,011,720)

Total decrease in net assets		(254,688,036)		(1,317,945,328)

Net assets
Beginning of period		853,398,011		2,171,343,339

End of period		$598,709,975		$853,398,011

Undistributed (overdistributed) net investment income		$4,535,240		$(3,499,335)

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Target Date Funds	43

	Target 2030 Fund
	Six months ended August 31, 2017 (unaudited)		Year ended February 28, 2017

Operations
Net investment income		$15,059,583		$41,788,964
Net realized gains on investments		190,509,827		285,192,645
Net change in unrealized gains (losses) on investments		(138,367,435)		3,651,745

Net increase in net assets resulting from operations		67,201,975		330,633,354

Distributions to shareholders from
Net investment income
Class A		0		(4,250,699)
Class C		0		(63,295)
Class R		0		(14,867)
Class R4		0		(10,858,017)
Class R6		0		(14,022,915)
Administrator Class		0		(8,992,896)
Net realized gains
Class A		0		(3,932,043)
Class C		0		(87,929)
Class R		0		(15,488)
Class R4		0		(8,913,930)
Class R6		0		(23,598,415)
Administrator Class		0		(7,999,829)

Total distributions to shareholders		0		(82,750,323)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	359,333	6,123,479	1,063,697	17,423,388
Class B	N/A	N/A	1,321 [1]	21,894 [1]
Class C	15,199	254,802	16,824	268,578
Class R	2,651	44,287	2,851	46,868
Class R4	2,810,167	48,636,444	9,056,613	151,196,897
Class R6	4,452,345	77,076,864	22,368,225	371,281,603
Administrator Class	1,492,696	25,774,417	5,648,833	93,336,961

		157,910,293		633,576,189

Reinvestment of distributions
Class A	0	0	493,003	8,029,944
Class C	0	0	8,931	141,623
Class R	0	0	1,868	30,355
Class R4	0	0	1,196,727	19,771,947
Class R6	0	0	2,210,976	36,707,115
Administrator Class	0	0	1,029,012	16,991,572

		0		81,672,556

Payment for shares redeemed
Class A	(937,064)	(16,048,748)	(2,806,490)	(45,994,982)
Class B	N/A	N/A	(6,730)[1]	(107,466)[1]
Class C	(10,545)	(172,757)	(55,899)	(883,151)
Class R	(54,558)	(912,765)	(6,765)	(111,328)
Class R4	(12,679,634)	(219,793,445)	(13,713,378)	(228,391,107)
Class R6	(12,227,307)	(212,290,435)	(71,624,029)	(1,201,710,967)
Administrator Class	(4,621,520)	(80,073,322)	(23,620,555)	(392,144,183)

		(529,291,472)		(1,869,343,184)

Net decrease in net assets resulting from capital share transactions		(371,381,179)		(1,154,094,439)

Total decrease in net assets		(304,179,204)		(906,211,408)

Net assets
Beginning of period		1,624,053,093		2,530,264,501

End of period		$1,319,873,889		$1,624,053,093

Undistributed (overdistributed) net investment income		$12,323,321		$(2,736,262)

[1]	For the period from March 1, 2016 to December 5, 2016. Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

44	Wells Fargo Target Date Funds	Statements of changes in net assets

	Target 2035 Fund
	Six months ended August 31, 2017 (unaudited)		Year ended February 28, 2017

Operations
Net investment income		$6,832,636		$20,578,296
Net realized gains on investments		108,653,304		159,628,599
Net change in unrealized gains (losses) on investments		(81,770,407)		19,222,082

Net increase in net assets resulting from operations		33,715,533		199,428,977

Distributions to shareholders from
Net investment income
Class A		(439,566)		(1,962,259)
Class R		(482)		(1,558)
Class R4		(1,056,332)		(4,088,239)
Class R6		(1,766,702)		(11,397,239)
Administrator Class		(172,234)		(2,957,409)
Net realized gains
Class A		0		(2,126,418)
Class R		0		(2,161)
Class R4		0		(3,964,240)
Class R6		0		(13,329,527)
Administrator Class		0		(3,129,387)

Total distributions to shareholders		(3,435,316)		(42,958,437)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	516,990	5,943,433	1,253,704	13,492,027
Class R	6,840	77,925	9,064	98,311
Class R4	1,775,581	20,417,996	6,809,847	74,141,264
Class R6	3,001,197	34,527,092	19,872,642	214,299,770
Administrator Class	442,895	5,105,141	3,078,500	33,060,548

		66,071,587		335,091,920

Reinvestment of distributions
Class A	37,297	434,136	374,031	4,045,225
Class R	41	482	341	3,719
Class R4	90,672	1,056,332	744,052	8,052,479
Class R6	146,417	1,705,759	2,212,469	23,935,961
Administrator Class	14,733	172,234	560,180	6,086,796

		3,368,943		42,124,180

Payment for shares redeemed
Class A	(1,528,934)	(17,636,041)	(4,754,278)	(51,553,434)
Class R	(5,640)	(64,124)	(1,649)	(18,193)
Class R4	(11,636,228)	(133,821,246)	(9,351,383)	(100,761,245)
Class R6	(11,548,586)	(134,719,881)	(66,063,881)	(722,366,426)
Administrator Class	(1,001,350)	(11,565,985)	(17,507,773)	(192,188,450)

		(297,807,277)		(1,066,887,748)

Net decrease in net assets resulting from capital share transactions		(228,366,747)		(689,671,648)

Total decrease in net assets		(198,086,530)		(533,201,108)

Net assets
Beginning of period		735,982,617		1,269,183,725

End of period		$537,896,087		$735,982,617

Undistributed (overdistributed) net investment income		$2,608,012		$(789,308)

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Target Date Funds	45

	Target 2040 Fund
	Six months ended August 31, 2017 (unaudited)		Year ended February 28, 2017

Operations
Net investment income		$11,931,488		$29,675,772
Net realized gains on investments		244,037,029		281,561,882
Net change in unrealized gains (losses) on investments		(190,387,487)		28,899,272

Net increase in net assets resulting from operations		65,581,030		340,136,926

Distributions to shareholders from
Net investment income
Class A		0		(3,118,747)
Class B		N/A		(240)[1]
Class C		0		(39,836)
Class R		0		(4,094)
Class R4		0		(6,907,862)
Class R6		0		(15,908,768)
Administrator Class		0		(4,922,079)
Net realized gains
Class A		0		(3,955,515)
Class C		0		(92,338)
Class R		0		(5,844)
Class R4		0		(7,095,650)
Class R6		0		(19,057,353)
Administrator Class		0		(5,594,910)

Total distributions to shareholders		0		(66,703,236)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	316,742	6,320,577	750,385	13,850,987
Class C	27,645	515,102	22,185	384,662
Class R	826	16,074	5,024	95,186
Class R4	1,928,537	39,248,770	5,991,638	113,545,876
Class R6	3,142,600	63,974,158	16,718,285	314,049,695
Administrator Class	1,061,261	21,526,966	3,806,064	71,124,538

		131,601,647		513,050,944

Reinvestment of distributions
Class A	0	0	373,738	6,933,608
Class B	N/A	N/A	14 [1]	240 [1]
Class C	0	0	7,220	126,095
Class R	0	0	537	9,938
Class R4	0	0	740,553	14,003,512
Class R6	0	0	1,820,117	34,392,916
Administrator Class	0	0	550,579	10,409,892

		0		65,876,201

Payment for shares redeemed
Class A	(728,181)	(14,554,978)	(1,937,707)	(35,723,021)
Class B	N/A	N/A	(5,548)[1]	(97,562)[1]
Class C	(17,244)	(319,549)	(60,643)	(1,048,846)
Class R	(18,224)	(354,416)	(2,536)	(47,441)
Class R4	(7,464,377)	(152,192,470)	(9,697,443)	(183,790,455)
Class R6	(8,195,715)	(167,798,108)	(48,266,026)	(923,947,920)
Administrator Class	(2,934,155)	(59,707,600)	(13,179,578)	(250,636,949)

		(394,927,121)		(1,395,292,194)

Net decrease in net assets resulting from capital share transactions		(263,325,474)		(816,365,049)

Total decrease in net assets		(197,744,444)		(542,931,359)

Net assets
Beginning of period		1,299,452,092		1,842,383,451

End of period		$1,101,707,648		$1,299,452,092

Undistributed (overdistributed) net investment income		$10,474,702		$(1,456,786)

[1]	For the period from March 1, 2016 to December 5, 2016. Effective at the close of business on December 5, 2016, Class B shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

46	Wells Fargo Target Date Funds	Statements of changes in net assets

	Target 2045 Fund
	Six months ended August 31, 2017 (unaudited)		Year ended February 28, 2017

Operations
Net investment income		$4,435,982		$11,887,740
Net realized gains on investments		93,822,869		114,510,017
Net change in unrealized gains (losses) on investments		(73,057,728)		20,363,337

Net increase in net assets resulting from operations		25,201,123		146,761,094

Distributions to shareholders from
Net investment income
Class A		(290,430)		(1,166,088)
Class R		(132)		(440)
Class R4		(770,814)		(2,597,632)
Class R6		(1,335,391)		(7,314,597)
Administrator Class		(161,243)		(1,885,277)
Net realized gains
Class A		0		(1,033,575)
Class R		0		(492)
Class R4		0		(2,165,894)
Class R6		0		(7,211,828)
Administrator Class		0		(1,659,277)

Total distributions to shareholders		(2,558,010)		(25,035,100)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	355,614	4,339,011	1,201,048	13,439,925
Class R	268	3,308	1,044	11,983
Class R4	1,346,593	16,493,063	4,442,172	50,226,606
Class R6	2,236,688	27,337,350	15,704,610	175,212,278
Administrator Class	418,437	5,136,472	2,322,405	25,910,378

		53,309,204		264,801,170

Reinvestment of distributions
Class A	23,366	288,806	194,607	2,190,289
Class R	11	132	82	932
Class R4	62,112	770,814	421,613	4,763,526
Class R6	104,530	1,294,077	1,260,571	14,181,842
Administrator Class	12,931	161,243	312,184	3,542,901

		2,515,072		24,679,490

Payment for shares redeemed
Class A	(1,335,815)	(16,413,228)	(3,119,406)	(34,969,496)
Class R	(274)	(3,319)	(579)	(6,579)
Class R4	(7,106,741)	(87,064,627)	(5,181,915)	(58,020,514)
Class R6	(8,002,917)	(99,193,415)	(38,859,114)	(444,874,202)
Administrator Class	(956,154)	(11,739,894)	(9,816,729)	(113,364,507)

		(214,414,483)		(651,235,298)

Net decrease in net assets resulting from capital share transactions		(158,590,207)		(361,754,638)

Total decrease in net assets		(135,947,094)		(240,028,644)

Net assets
Beginning of period		484,036,945		724,065,589

End of period		$348,089,851		$484,036,945

Undistributed (overdistributed) net investment income		$1,616,882		$(261,090)

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Target Date Funds	47

	Target 2050 Fund
	Six months ended August 31, 2017 (unaudited)		Year ended February 28, 2017

Operations
Net investment income		$6,648,267		$20,768,333
Net realized gains on investments		156,165,736		178,311,295
Net change in unrealized gains (losses) on investments		(123,635,348)		61,120,568

Net increase in net assets resulting from operations		39,178,655		260,200,196

Distributions to shareholders from
Net investment income
Class A		(276,783)		(1,052,438)
Class C		(1,214)		(10,753)
Class R		(115)		(570)
Class R4		(1,337,308)		(4,811,396)
Class R6		(1,722,560)		(13,860,592)
Administrator Class		(526,593)		(3,479,790)
Net realized gains
Class A		0		(931,850)
Class C		0		(17,124)
Class R		0		(486)
Class R4		0		(3,687,375)
Class R6		0		(14,124,221)
Administrator Class		0		(2,769,054)

Total distributions to shareholders		(3,864,573)		(44,745,649)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	414,730	4,854,532	1,073,967	11,452,648
Class C	14,218	166,561	34,167	367,397
Class R	65	765	1,294	13,688
Class R4	2,811,515	33,021,160	8,595,718	92,702,362
Class R6	4,193,783	49,178,494	25,211,448	268,725,737
Administrator Class	1,698,591	19,847,370	5,754,148	61,093,379

		107,068,882		434,355,211

Reinvestment of distributions
Class A	23,199	274,910	183,141	1,974,063
Class C	102	1,201	2,542	27,550
Class R	10	115	98	1,056
Class R4	112,474	1,337,308	786,828	8,498,771
Class R6	142,061	1,687,680	2,556,328	27,519,772
Administrator Class	44,375	526,286	576,210	6,206,033

		3,827,500		44,227,245

Payment for shares redeemed
Class A	(618,736)	(7,288,370)	(1,727,222)	(18,384,264)
Class C	(8,579)	(100,026)	(22,857)	(244,462)
Class R	(14)	(155)	(1,744)	(18,969)
Class R4	(8,947,381)	(105,148,428)	(10,848,862)	(117,265,781)
Class R6	(9,807,045)	(115,833,526)	(86,275,614)	(948,116,955)
Administrator Class	(3,408,922)	(39,918,455)	(14,966,837)	(162,602,080)

		(268,288,960)		(1,246,632,511)

Net decrease in net assets resulting from capital share transactions		(157,392,578)		(768,050,055)

Total decrease in net assets		(122,078,496)		(552,595,508)

Net assets
Beginning of period		717,398,062		1,269,993,570

End of period		$595,319,566		$717,398,062

Undistributed (overdistributed) net investment income		$1,734,755		$(1,048,939)

The accompanying notes are an integral part of these financial statements.

48	Wells Fargo Target Date Funds	Statements of changes in net assets

	Target 2055 Fund
	Six months ended August 31, 2017 (unaudited)		Year ended February 28, 2017

Operations
Net investment income		$1,239,619		$3,900,658
Net realized gains on investments		26,219,838		30,594,432
Net change in unrealized gains (losses) on investments		(20,331,350)		13,165,216

Net increase in net assets resulting from operations		7,128,107		47,660,306

Distributions to shareholders from
Net investment income
Class A		(42,378)		(165,923)
Class R		(156)		(775)
Class R4		(274,428)		(719,343)
Class R6		(429,216)		(3,141,825)
Administrator Class		(40,799)		(380,788)

Total distributions to shareholders		(786,977)		(4,408,654)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	97,259	1,388,302	295,984	3,791,625
Class R	369	5,250	2,272	28,459
Class R4	734,662	10,505,544	1,821,833	23,608,827
Class R6	1,144,701	16,343,400	10,227,920	130,922,660
Administrator Class	194,671	2,777,807	1,273,847	16,263,083

		31,020,303		174,614,654

Reinvestment of distributions
Class A	2,861	41,350	12,712	162,444
Class R	11	156	61	775
Class R4	18,952	274,428	56,009	719,343
Class R6	28,553	412,586	230,120	2,903,253
Administrator Class	2,823	40,799	29,767	380,770

		769,319		4,166,585

Payment for shares redeemed
Class A	(113,273)	(1,631,467)	(415,288)	(5,349,209)
Class R	(299)	(4,189)	(3,065)	(39,597)
Class R4	(2,078,635)	(29,819,066)	(1,128,838)	(14,561,489)
Class R6	(2,295,692)	(33,154,413)	(19,725,771)	(262,098,148)
Administrator Class	(285,894)	(4,073,848)	(1,881,274)	(24,996,411)

		(68,682,983)		(307,044,854)

Net decrease in net assets resulting from capital share transactions		(36,893,361)		(128,263,615)

Total decrease in net assets		(30,552,231)		(85,011,963)

Net assets
Beginning of period		127,673,480		212,685,443

End of period		$97,121,249		$127,673,480

Undistributed net investment income		$531,685		$79,043

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Target Date Funds	49

	Target 2060 Fund
	Six months ended August 31, 2017 (unaudited)		Year ended February 28, 2017

Operations
Net investment income		$267,534		$135,221
Net realized gains on investments		6,501,821		3,164,642
Net change in unrealized gains (losses) on investments		(5,208,788)		(1,311,506)

Net increase in net assets resulting from operations		1,560,567		1,988,357

Distributions to shareholders from
Net investment income
Class A		(2,715)		(3,486)
Class C		(80)		(1,567)
Class R		(372)		(2,177)
Class R4		(40,714)		(31,389)
Class R6		(81,236)		(68,995)
Administrator Class		(23,976)		(26,508)

Total distributions to shareholders		(149,093)		(134,122)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	34,196	374,324	67,988	679,344
Class C	1,301	14,410	3,964	38,209
Class R	255	2,777	2,739	27,102
Class R4	311,289	3,478,533	680,949	6,938,855
Class R6	588,355	6,564,105	1,251,361	12,719,457
Administrator Class	236,654	2,594,931	556,655	5,584,665

		13,029,080		25,987,632

Reinvestment of distributions
Class A	244	2,715	351	3,486
Class C	7	80	164	1,567
Class R	34	372	232	2,177
Class R4	3,600	40,714	3,060	31,389
Class R6	7,110	80,206	6,704	68,438
Administrator Class	2,148	23,976	2,643	26,508

		148,063		133,565

Payment for shares redeemed
Class A	(39,580)	(435,718)	(16,887)	(170,284)
Class C	(2,028)	(21,678)	(42)	(404)
Class R	(2)	(26)	(1,028)	(10,133)
Class R4	(332,740)	(3,728,284)	(113,793)	(1,178,005)
Class R6	(663,090)	(7,448,561)	(169,020)	(1,736,930)
Administrator Class	(210,678)	(2,344,989)	(187,439)	(1,931,014)

		(13,979,256)		(5,026,770)

Net increase (decrease) in net assets resulting from capital share transactions		(802,113)		21,094,427

Total increase in net assets		609,361		22,948,662

Net assets
Beginning of period		24,438,322		1,489,660

End of period		$25,047,683		$24,438,322

Undistributed net investment income		$141,970		$23,529

The accompanying notes are an integral part of these financial statements.

50	Wells Fargo Target Date Funds	Financial highlights

Target Today Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2017 (unaudited)	$10.56	0.07		0.18	0.00	0.00	$10.81
Year ended February 28, 2017	$10.41	0.12		0.23	(0.11)	(0.09)	$10.56
Year ended February 29, 2016	$10.81	0.10	[4]	(0.29)	(0.03)	(0.18)	$10.41
Year ended February 28, 2015	$10.85	0.15		0.05	(0.13)	(0.11)	$10.81
Year ended February 28, 2014	$10.84	0.15		0.13	(0.13)	(0.14)	$10.85
Year ended February 28, 2013	$10.86	0.15	[4]	0.08	(0.17)	(0.08)	$10.84
Class C
Six months ended August 31, 2017 (unaudited)	$10.77	0.04		0.17	0.00	0.00	$10.98
Year ended February 28, 2017	$10.63	0.03		(0.24)	(0.04)	(0.09)	$10.77
Year ended February 29, 2016	$11.08	0.02	[4]	(0.29)	0.00	(0.18)	$10.63
Year ended February 28, 2015	$11.11	0.06	[4]	0.06	(0.04)	(0.11)	$11.08
Year ended February 28, 2014	$11.09	0.06	[4]	0.14	(0.04)	(0.14)	$11.11
Year ended February 28, 2013	$11.11	0.07		0.08	(0.09)	(0.08)	$11.09
Class R
Six months ended August 31, 2017 (unaudited)	$10.53	0.06		0.18	0.00	0.00	$10.77
Year ended February 28, 2017	$10.39	0.09		0.23	(0.09)	(0.09)	$10.53
Year ended February 29, 2016	$10.80	0.07		(0.29)	(0.01)	(0.18)	$10.39
Year ended February 28, 2015	$10.85	0.11		0.06	(0.11)	(0.11)	$10.80
Year ended February 28, 2014[5]	$10.57	0.07		0.41	(0.06)	(0.14)	$10.85
Class R4
Six months ended August 31, 2017 (unaudited)	$10.81	0.08	[4]	0.16	0.00	0.00	$11.05
Year ended February 28, 2017	$10.65	0.14		0.25	(0.14)	(0.09)	$10.81
Year ended February 29, 2016	$11.06	0.14		(0.30)	(0.07)	(0.18)	$10.65
Year ended February 28, 2015	$11.10	0.18		0.06	(0.17)	(0.11)	$11.06
Year ended February 28, 2014	$11.08	0.18	[4]	0.15	(0.17)	(0.14)	$11.10
Year ended February 28, 2013[6]	$11.24	0.05	[4]	(0.06)	(0.07)	(0.08)	$11.08
Class R6[7]
Six months ended August 31, 2017 (unaudited)	$10.78	0.10	[4]	0.18	0.00	0.00	$11.06
Year ended February 28, 2017	$10.64	0.17	[4]	0.23	(0.17)	(0.09)	$10.78
Year ended February 29, 2016	$11.05	0.15		(0.29)	(0.09)	(0.18)	$10.64
Year ended February 28, 2015	$11.08	0.19		0.08	(0.19)	(0.11)	$11.05
Year ended February 28, 2014	$11.07	0.20	[4]	0.14	(0.19)	(0.14)	$11.08
Year ended February 28, 2013	$11.09	0.21		0.08	(0.23)	(0.08)	$11.07
Administrator Class
Six months ended August 31, 2017 (unaudited)	$10.78	0.08		0.19	0.00	0.00	$11.05
Year ended February 28, 2017	$10.63	0.13	[4]	0.23	(0.12)	(0.09)	$10.78
Year ended February 29, 2016	$11.03	0.12	[4]	(0.29)	(0.05)	(0.18)	$10.63
Year ended February 28, 2015	$11.07	0.16		0.06	(0.15)	(0.11)	$11.03
Year ended February 28, 2014	$11.05	0.16		0.14	(0.14)	(0.14)	$11.07
Year ended February 28, 2013	$11.07	0.17		0.08	(0.19)	(0.08)	$11.05

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2017 (unaudited)	Year ended February 28, 2017	Year ended February 29, 2016	Year ended February 28
				2015	2014		2013

Class A	0.16%	0.15%	0.15%	0.16%	0.18%		0.25%
Class C	0.16	0.15	0.15	0.16	0.18		0.25
Class R	0.15	0.16	0.14	0.16	0.18	[5]	N/A
Class R4	0.16	0.15	0.15	0.16	0.18		0.25	[6]
Class R6[7]	0.16	0.15	0.15	0.16	0.18		0.25
Administrator Class	0.16	0.15	0.15	0.16	0.18		0.25

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[6]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Target Date Funds	51

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.35%	0.87%	0.73%	2.37%	92%	$54,778
1.06%	0.85%	0.76%	3.39%	41%	$55,965
0.98%	0.86%	0.77%	(1.74)%	36%	$66,656
1.26%	0.98%	0.81%	1.83%	42%	$15,537
1.29%	1.01%	0.85%	2.67%	40%	$17,467
1.39%	1.08%	0.96%	2.15%	39%	$19,815

0.59%	1.62%	1.48%	1.95%	92%	$2,680
0.31%	1.61%	1.51%	2.57%	41%	$2,822
0.19%	1.63%	1.53%	(2.44)%	36%	$2,763
0.51%	1.73%	1.56%	1.09%	42%	$3,471
0.54%	1.76%	1.60%	1.89%	40%	$4,287
0.64%	1.83%	1.71%	1.36%	39%	$4,945

1.11%	1.12%	0.98%	2.28%	92%	$33
0.79%	1.12%	1.01%	3.13%	41%	$32
0.69%	1.12%	1.02%	(2.00)%	36%	$29
1.01%	1.27%	1.06%	1.53%	42%	$28
1.02%	1.27%	1.06%	4.61%	40%	$26

1.48%	0.60%	0.45%	2.22%	82%	$21,979
1.37%	0.58%	0.45%	3.71%	41%	$248,734
1.27%	0.59%	0.45%	(1.40)%	36%	$271,674
1.62%	0.65%	0.45%	2.16%	42%	$338,108
1.66%	0.66%	0.45%	3.09%	40%	$367,184
2.06%	0.75%	0.45%	(0.09)%	39%	$3,073

1.77%	0.44%	0.28%	2.60%	92%	$47,920
1.53%	0.42%	0.30%	3.81%	41%	$72,643
1.42%	0.43%	0.30%	(1.25)%	36%	$243,820
1.77%	0.51%	0.30%	2.41%	42%	$240,044
1.79%	0.57%	0.37%	3.23%	40%	$233,894
1.90%	0.65%	0.45%	2.63%	39%	$671,576

1.45%	0.79%	0.62%	2.50%	92%	$34,685
1.17%	0.77%	0.65%	3.41%	41%	$39,234
1.07%	0.78%	0.65%	(1.56)%	36%	$61,887
1.42%	0.82%	0.65%	1.95%	42%	$99,638
1.45%	0.85%	0.69%	2.87%	40%	$116,854
1.54%	0.92%	0.80%	2.29%	39%	$139,771

The accompanying notes are an integral part of these financial statements.

52	Wells Fargo Target Date Funds	Financial highlights

Target 2010 Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2017 (unaudited)	$12.41	0.10		0.21	0.00	0.00	$12.72
Year ended February 28, 2017	$12.26	0.15		0.30	(0.09)	(0.21)	$12.41
Year ended February 29, 2016	$13.16	0.14	[4]	(0.40)	(0.06)	(0.58)	$12.26
Year ended February 28, 2015	$13.33	0.18	[4]	0.09	(0.17)	(0.27)	$13.16
Year ended February 28, 2014	$13.30	0.19	[4]	0.31	(0.17)	(0.30)	$13.33
Year ended February 28, 2013	$13.26	0.19	[4]	0.19	(0.21)	(0.13)	$13.30
Class C
Six months ended August 31, 2017 (unaudited)	$12.56	0.06		0.20	0.00	0.00	$12.82
Year ended February 28, 2017	$12.42	0.07		0.30	(0.02)	(0.21)	$12.56
Year ended February 29, 2016	$13.36	0.04	[4]	(0.40)	0.00	(0.58)	$12.42
Year ended February 28, 2015	$13.52	0.09		0.09	(0.07)	(0.27)	$13.36
Year ended February 28, 2014	$13.48	0.09	[4]	0.31	(0.06)	(0.30)	$13.52
Year ended February 28, 2013	$13.44	0.09		0.19	(0.11)	(0.13)	$13.48
Class R
Six months ended August 31, 2017 (unaudited)	$12.33	0.07	[4]	0.22	0.00	0.00	$12.62
Year ended February 28, 2017	$12.19	0.11		0.31	(0.07)	(0.21)	$12.33
Year ended February 29, 2016	$13.11	0.11	[4]	(0.41)	(0.04)	(0.58)	$12.19
Year ended February 28, 2015	$13.28	0.15	[4]	0.10	(0.15)	(0.27)	$13.11
Year ended February 28, 2014[5]	$13.08	0.10	[4]	0.58	(0.18)	(0.30)	$13.28
Class R4
Six months ended August 31, 2017 (unaudited)	$12.55	0.11	[4]	0.22	0.00	0.00	$12.88
Year ended February 28, 2017	$12.38	0.19	[4]	0.32	(0.13)	(0.21)	$12.55
Year ended February 29, 2016	$13.30	0.18	[4]	(0.41)	(0.11)	(0.58)	$12.38
Year ended February 28, 2015	$13.46	0.23	[4]	0.10	(0.22)	(0.27)	$13.30
Year ended February 28, 2014	$13.43	0.24	[4]	0.31	(0.22)	(0.30)	$13.46
Year ended February 28, 2013[6]	$13.56	0.08		0.00 [7]	(0.08)	(0.13)	$13.43
Class R6[8]
Six months ended August 31, 2017 (unaudited)	$12.54	0.14		0.20	0.00	0.00	$12.88
Year ended February 28, 2017	$12.37	0.21	[4]	0.32	(0.15)	(0.21)	$12.54
Year ended February 29, 2016	$13.29	0.19		(0.40)	(0.13)	(0.58)	$12.37
Year ended February 28, 2015	$13.45	0.27		0.08	(0.24)	(0.27)	$13.29
Year ended February 28, 2014	$13.43	0.25	[4]	0.32	(0.25)	(0.30)	$13.45
Year ended February 28, 2013	$13.39	0.26		0.19	(0.28)	(0.13)	$13.43
Administrator Class
Six months ended August 31, 2017 (unaudited)	$12.55	0.09		0.23	0.00	0.00	$12.87
Year ended February 28, 2017	$12.39	0.16		0.31	(0.10)	(0.21)	$12.55
Year ended February 29, 2016	$13.29	0.16	[4]	(0.41)	(0.07)	(0.58)	$12.39
Year ended February 28, 2015	$13.46	0.21		0.08	(0.19)	(0.27)	$13.29
Year ended February 28, 2014	$13.42	0.21	[4]	0.32	(0.19)	(0.30)	$13.46
Year ended February 28, 2013	$13.38	0.21	[4]	0.19	(0.23)	(0.13)	$13.42

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2017 (unaudited)	Year ended February 28, 2017	Year ended February 29, 2016	Year ended February 28
				2015	2014		2013

Class A	0.16%	0.16%	0.15%	0.16%	0.19%		0.26%
Class C	0.16	0.16	0.15	0.16	0.19		0.26
Class R	0.18	0.16	0.15	0.16	0.19	[5]	N/A
Class R4	0.16	0.16	0.15	0.16	0.19		0.26	[6]
Class R6[8]	0.16	0.16	0.15	0.16	0.19		0.26
Administrator Class	0.16	0.16	0.15	0.16	0.19		0.26

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[6]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[7]	Amount is less than $0.005.

[8]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Target Date Funds	53

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.35%	0.89%	0.75%	2.50%	88%	$56,149
1.14%	0.87%	0.78%	3.71%	41%	$60,237
1.11%	0.88%	0.79%	(1.99)%	36%	$67,826
1.36%	0.99%	0.83%	2.11%	41%	$26,753
1.39%	1.02%	0.87%	3.87%	40%	$32,012
1.39%	1.08%	0.99%	2.92%	37%	$36,462

0.60%	1.63%	1.50%	2.07%	88%	$1,607
0.39%	1.62%	1.53%	2.96%	41%	$1,761
0.34%	1.65%	1.55%	(2.69)%	36%	$1,984
0.61%	1.75%	1.58%	1.39%	41%	$2,781
0.64%	1.77%	1.62%	3.07%	40%	$2,952
0.64%	1.83%	1.74%	2.10%	37%	$3,269

1.09%	1.16%	1.00%	2.35%	88%	$28
0.88%	1.14%	1.03%	3.45%	41%	$53
0.84%	1.16%	1.05%	(2.27)%	36%	$52
1.09%	1.26%	1.08%	1.92%	41%	$53
1.18%	1.29%	1.08%	5.36%	40%	$26

1.63%	0.61%	0.44%	2.63%	88%	$30,152
1.45%	0.59%	0.47%	4.11%	41%	$48,885
1.42%	0.61%	0.47%	(1.73)%	36%	$70,528
1.73%	0.66%	0.47%	2.55%	41%	$148,668
1.79%	0.67%	0.47%	4.24%	40%	$199,432
2.03%	0.75%	0.47%	0.63%	37%	$5,555

1.81%	0.46%	0.29%	2.71%	88%	$68,047
1.61%	0.44%	0.32%	4.27%	41%	$82,474
1.57%	0.45%	0.32%	(1.59)%	36%	$200,168
1.88%	0.51%	0.38%	2.71%	41%	$184,812
1.89%	0.57%	0.48%	4.35%	40%	$242,218
1.91%	0.65%	0.48%	3.43%	37%	$486,113

1.46%	0.80%	0.64%	2.55%	88%	$40,139
1.26%	0.79%	0.67%	3.84%	41%	$49,565
1.22%	0.80%	0.67%	(1.83)%	36%	$91,381
1.53%	0.86%	0.67%	2.26%	41%	$168,185
1.55%	0.92%	0.71%	4.08%	40%	$201,159
1.54%	0.92%	0.83%	3.08%	37%	$241,045

The accompanying notes are an integral part of these financial statements.

54	Wells Fargo Target Date Funds	Financial highlights

Target 2015 Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2017 (unaudited)	$10.12	0.07		0.22	(0.02)	0.00	$10.39
Year ended February 28, 2017	$9.87	0.15	[4]	0.37	(0.10)	(0.17)	$10.12
Year ended February 29, 2016	$10.40	0.15		(0.41)	(0.09)	(0.18)	$9.87
Year ended February 28, 2015	$10.38	0.15		0.13	(0.14)	(0.12)	$10.40
Year ended February 28, 2014	$10.13	0.15	[4]	0.40	(0.14)	(0.16)	$10.38
Year ended February 28, 2013[5]	$10.11	0.03		0.13	(0.04)	(0.10)	$10.13
Class R
Six months ended August 31, 2017 (unaudited)	$10.26	0.05		0.22	0.00 [6]	0.00	$10.53
Year ended February 28, 2017	$10.01	0.13		0.37	(0.08)	(0.17)	$10.26
Year ended February 29, 2016	$10.55	0.13		(0.42)	(0.07)	(0.18)	$10.01
Year ended February 28, 2015	$10.52	0.12		0.14	(0.11)	(0.12)	$10.55
Year ended February 28, 2014[7]	$10.08	0.08	[4]	0.57	(0.05)	(0.16)	$10.52
Class R4
Six months ended August 31, 2017 (unaudited)	$10.16	0.09	[4]	0.21	(0.03)	0.00	$10.43
Year ended February 28, 2017	$9.91	0.18	[4]	0.37	(0.13)	(0.17)	$10.16
Year ended February 29, 2016	$10.43	0.18		(0.41)	(0.11)	(0.18)	$9.91
Year ended February 28, 2015	$10.40	0.18		0.14	(0.17)	(0.12)	$10.43
Year ended February 28, 2014	$10.14	0.20		0.38	(0.16)	(0.16)	$10.40
Year ended February 28, 2013[5]	$10.11	0.05	[4]	0.13	(0.05)	(0.10)	$10.14
Class R6[8]
Six months ended August 31, 2017 (unaudited)	$10.15	0.14		0.18	(0.04)	0.00	$10.43
Year ended February 28, 2017	$9.90	0.20	[4]	0.37	(0.15)	(0.17)	$10.15
Year ended February 29, 2016	$10.42	0.20		(0.42)	(0.12)	(0.18)	$9.90
Year ended February 28, 2015	$10.39	0.20		0.14	(0.19)	(0.12)	$10.42
Year ended February 28, 2014	$10.13	0.21		0.39	(0.18)	(0.16)	$10.39
Year ended February 28, 2013	$9.98	0.18		0.27	(0.20)	(0.10)	$10.13
Administrator Class
Six months ended August 31, 2017 (unaudited)	$10.29	0.08		0.22	(0.02)	0.00	$10.57
Year ended February 28, 2017	$10.02	0.17	[4]	0.38	(0.11)	(0.17)	$10.29
Year ended February 29, 2016	$10.55	0.17		(0.43)	(0.09)	(0.18)	$10.02
Year ended February 28, 2015	$10.52	0.17		0.13	(0.15)	(0.12)	$10.55
Year ended February 28, 2014	$10.24	0.16		0.42	(0.14)	(0.16)	$10.52
Year ended February 28, 2013	$10.10	0.15	[4]	0.26	(0.17)	(0.10)	$10.24

[1]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

	Six months ended August 31, 2017 (unaudited)	Year ended February 28, 2017	Year ended February 29, 2016	Year ended February 28
				2015	2014		2013

Class A	0.17%	0.16%	0.16%	0.16%	0.19%		0.26%[5]
Class R	0.19	0.16	0.16	0.16	0.19	[7]	N/A
Class R4	0.17	0.16	0.16	0.16	0.19		0.26	[5]
Class R6[8]	0.17	0.16	0.16	0.16	0.19		0.26
Administrator Class	0.17	0.16	0.16	0.16	0.19		0.26

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[6]	Amount is less than $0.005.

[7]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[8]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Target Date Funds	55

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.47%	0.89%	0.75%	2.86%	85%	$49,878
1.43%	0.87%	0.79%	5.30%	41%	$54,770
1.55%	0.85%	0.79%	(2.54)%	36%	$74,807
1.39%	0.99%	0.84%	2.75%	39%	$1,947
1.45%	0.99%	0.84%	5.56%	38%	$332
1.28%	1.05%	0.84%	1.60%	35%	$10

1.22%	1.15%	1.00%	2.77%	85%	$29
1.18%	1.12%	1.04%	4.99%	41%	$37
1.25%	1.14%	1.06%	(2.78)%	36%	$42
1.16%	1.25%	1.09%	2.51%	39%	$50
1.14%	1.26%	1.09%	6.51%	38%	$27

1.73%	0.62%	0.45%	3.00%	85%	$62,244
1.73%	0.59%	0.48%	5.57%	41%	$105,773
1.83%	0.59%	0.48%	(2.22)%	36%	$127,503
1.78%	0.66%	0.48%	3.15%	39%	$180,101
1.76%	0.66%	0.48%	5.90%	38%	$189,078
1.90%	0.75%	0.48%	1.72%	35%	$2,614

1.91%	0.46%	0.30%	3.08%	85%	$83,623
1.92%	0.43%	0.33%	5.74%	41%	$125,438
1.97%	0.44%	0.33%	(2.12)%	36%	$367,041
1.92%	0.51%	0.33%	3.31%	39%	$420,676
1.88%	0.55%	0.38%	6.04%	38%	$437,620
1.87%	0.65%	0.49%	4.56%	35%	$613,945

1.58%	0.79%	0.64%	2.95%	85%	$20,502
1.59%	0.78%	0.68%	5.52%	41%	$21,910
1.62%	0.78%	0.68%	(2.45)%	36%	$122,329
1.57%	0.83%	0.68%	2.91%	39%	$188,412
1.54%	0.85%	0.72%	5.79%	38%	$211,930
1.47%	0.92%	0.84%	4.06%	35%	$194,125

The accompanying notes are an integral part of these financial statements.

56	Wells Fargo Target Date Funds	Financial highlights

Target 2020 Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2017 (unaudited)	$14.87	0.13		0.39	0.00	0.00	$15.39
Year ended February 28, 2017	$14.19	0.21		0.85	(0.17)	(0.21)	$14.87
Year ended February 29, 2016	$15.24	0.22	[4]	(0.81)	(0.10)	(0.36)	$14.19
Year ended February 28, 2015	$15.14	0.20	[4]	0.33	(0.18)	(0.25)	$15.24
Year ended February 28, 2014	$14.53	0.20		0.97	(0.17)	(0.39)	$15.14
Year ended February 28, 2013	$14.25	0.20		0.50	(0.21)	(0.21)	$14.53
Class C
Six months ended August 31, 2017 (unaudited)	$14.75	0.07		0.38	0.00	0.00	$15.20
Year ended February 28, 2017	$14.10	0.10		0.84	(0.08)	(0.21)	$14.75
Year ended February 29, 2016	$15.16	0.11	[4]	(0.79)	(0.02)	(0.36)	$14.10
Year ended February 28, 2015	$15.08	0.09		0.32	(0.08)	(0.25)	$15.16
Year ended February 28, 2014	$14.49	0.08		0.97	(0.07)	(0.39)	$15.08
Year ended February 28, 2013	$14.20	0.09		0.51	(0.10)	(0.21)	$14.49
Class R
Six months ended August 31, 2017 (unaudited)	$14.81	0.11	[4]	0.40	0.00	0.00	$15.32
Year ended February 28, 2017	$14.14	0.18		0.84	(0.14)	(0.21)	$14.81
Year ended February 29, 2016	$15.18	0.17	[4]	(0.79)	(0.06)	(0.36)	$14.14
Year ended February 28, 2015	$15.10	0.15	[4]	0.34	(0.16)	(0.25)	$15.18
Year ended February 28, 2014[5]	$14.48	0.10	[4]	1.10	(0.19)	(0.39)	$15.10
Class R4
Six months ended August 31, 2017 (unaudited)	$15.15	0.16	[4]	0.39	0.00	0.00	$15.70
Year ended February 28, 2017	$14.44	0.27	[4]	0.86	(0.21)	(0.21)	$15.15
Year ended February 29, 2016	$15.50	0.26		(0.81)	(0.15)	(0.36)	$14.44
Year ended February 28, 2015	$15.40	0.26		0.33	(0.24)	(0.25)	$15.50
Year ended February 28, 2014	$14.77	0.19		1.06	(0.23)	(0.39)	$15.40
Year ended February 28, 2013[6]	$14.66	0.09		0.31	(0.08)	(0.21)	$14.77
Class R6[7]
Six months ended August 31, 2017 (unaudited)	$15.14	0.20		0.36	0.00	0.00	$15.70
Year ended February 28, 2017	$14.43	0.29	[4]	0.86	(0.23)	(0.21)	$15.14
Year ended February 29, 2016	$15.50	0.27		(0.80)	(0.18)	(0.36)	$14.43
Year ended February 28, 2015	$15.40	0.28		0.33	(0.26)	(0.25)	$15.50
Year ended February 28, 2014	$14.77	0.27	[4]	1.00	(0.25)	(0.39)	$15.40
Year ended February 28, 2013	$14.47	0.27		0.52	(0.28)	(0.21)	$14.77
Administrator Class
Six months ended August 31, 2017 (unaudited)	$15.09	0.14		0.40	0.00	0.00	$15.63
Year ended February 28, 2017	$14.40	0.24	[4]	0.84	(0.18)	(0.21)	$15.09
Year ended February 29, 2016	$15.46	0.23		(0.81)	(0.12)	(0.36)	$14.40
Year ended February 28, 2015	$15.36	0.23		0.33	(0.21)	(0.25)	$15.46
Year ended February 28, 2014	$14.73	0.22		0.99	(0.19)	(0.39)	$15.36
Year ended February 28, 2013	$14.44	0.21		0.52	(0.23)	(0.21)	$14.73

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2017 (unaudited)	Year ended February 28, 2017	Year ended February 29, 2016	Year ended February 28
				2015	2014		2013

Class A	0.18%	0.17%	0.16%	0.16%	0.19%		0.26%
Class C	0.18	0.17	0.16	0.16	0.19		0.26
Class R	0.18	0.17	0.16	0.16	0.19	[5]	N/A
Class R4	0.18	0.17	0.16	0.16	0.19		0.26	[6]
Class R6[7]	0.18	0.17	0.16	0.16	0.19		0.26
Administrator Class	0.18	0.17	0.16	0.16	0.19		0.26

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[6]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Target Date Funds	57

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.76%	0.84%	0.77%	3.50%	77%	$209,370
1.44%	0.85%	0.81%	7.53%	39%	$218,652
1.49%	0.86%	0.82%	(3.86)%	34%	$230,667
1.34%	0.95%	0.86%	3.57%	36%	$64,808
1.32%	0.98%	0.90%	8.16%	35%	$75,871
1.36%	1.06%	1.01%	5.00%	32%	$74,720

1.01%	1.59%	1.52%	3.05%	77%	$6,142
0.69%	1.60%	1.56%	6.71%	39%	$6,713
0.74%	1.62%	1.58%	(4.50)%	34%	$6,355
0.59%	1.70%	1.61%	2.71%	36%	$5,509
0.57%	1.73%	1.65%	7.36%	35%	$5,208
0.61%	1.81%	1.76%	4.28%	32%	$4,514

1.52%	1.10%	1.04%	3.44%	77%	$64
1.21%	1.10%	1.06%	7.27%	39%	$321
1.25%	1.14%	1.08%	(4.08)%	34%	$409
1.00%	1.21%	1.11%	3.30%	36%	$744
1.07%	1.24%	1.11%	8.37%	35%	$27

2.05%	0.57%	0.47%	3.63%	77%	$225,625
1.76%	0.56%	0.50%	7.89%	39%	$357,823
1.82%	0.58%	0.50%	(3.52)%	34%	$408,501
1.72%	0.62%	0.50%	3.89%	36%	$772,604
1.70%	0.63%	0.50%	8.58%	35%	$803,141
1.72%	0.73%	0.50%	2.79%	32%	$23,050

2.21%	0.41%	0.31%	3.70%	77%	$531,340
1.92%	0.41%	0.35%	8.04%	39%	$645,237
1.97%	0.43%	0.35%	(3.42)%	34%	$1,116,419
1.85%	0.47%	0.35%	4.04%	36%	$1,114,670
1.88%	0.53%	0.40%	8.72%	35%	$1,065,417
1.85%	0.63%	0.50%	5.60%	32%	$1,605,032

1.86%	0.76%	0.66%	3.58%	77%	$159,489
1.60%	0.76%	0.70%	7.58%	39%	$197,835
1.62%	0.77%	0.70%	(3.72)%	34%	$526,327
1.50%	0.79%	0.70%	3.69%	36%	$670,893
1.52%	0.82%	0.74%	8.35%	35%	$746,910
1.47%	0.90%	0.85%	5.19%	32%	$688,261

The accompanying notes are an integral part of these financial statements.

58	Wells Fargo Target Date Funds	Financial highlights

Target 2025 Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2017 (unaudited)	$10.48	0.09		0.32	0.00	0.00	$10.89
Year ended February 28, 2017	$9.77	0.13		0.90	(0.15)	(0.17)	$10.48
Year ended February 29, 2016	$10.69	0.14	[4]	(0.73)	(0.08)	(0.25)	$9.77
Year ended February 28, 2015	$10.56	0.13		0.33	(0.13)	(0.20)	$10.69
Year ended February 28, 2014	$9.95	0.15		0.92	(0.13)	(0.33)	$10.56
Year ended February 28, 2013[5]	$9.83	0.04		0.33	(0.05)	(0.20)	$9.95
Class R
Six months ended August 31, 2017 (unaudited)	$10.49	0.08	[4]	0.24	0.00	0.00	$10.81
Year ended February 28, 2017	$9.79	0.12		0.88	(0.13)	(0.17)	$10.49
Year ended February 29, 2016	$10.71	0.13		(0.73)	(0.07)	(0.25)	$9.79
Year ended February 28, 2015	$10.57	0.11		0.33	(0.10)	(0.20)	$10.71
Year ended February 28, 2014[6]	$9.95	0.07		0.94	(0.06)	(0.33)	$10.57
Class R4
Six months ended August 31, 2017 (unaudited)	$10.52	0.10		0.33	0.00	0.00	$10.95
Year ended February 28, 2017	$9.80	0.17		0.90	(0.18)	(0.17)	$10.52
Year ended February 29, 2016	$10.72	0.18		(0.73)	(0.12)	(0.25)	$9.80
Year ended February 28, 2015	$10.58	0.17		0.33	(0.16)	(0.20)	$10.72
Year ended February 28, 2014	$9.97	0.15		0.95	(0.16)	(0.33)	$10.58
Year ended February 28, 2013[5]	$9.83	0.06		0.33	(0.05)	(0.20)	$9.97
Class R6[7]
Six months ended August 31, 2017 (unaudited)	$10.51	0.12	[4]	0.32	0.00	0.00	$10.95
Year ended February 28, 2017	$9.80	0.20	[4]	0.87	(0.19)	(0.17)	$10.51
Year ended February 29, 2016	$10.71	0.20		(0.73)	(0.13)	(0.25)	$9.80
Year ended February 28, 2015	$10.57	0.19		0.33	(0.18)	(0.20)	$10.71
Year ended February 28, 2014	$9.96	0.19		0.92	(0.17)	(0.33)	$10.57
Year ended February 28, 2013	$9.71	0.18		0.45	(0.18)	(0.20)	$9.96
Administrator Class
Six months ended August 31, 2017 (unaudited)	$10.55	0.10	[4]	0.31	0.00	0.00	$10.96
Year ended February 28, 2017	$9.82	0.17	[4]	0.89	(0.16)	(0.17)	$10.55
Year ended February 29, 2016	$10.74	0.16		(0.74)	(0.09)	(0.25)	$9.82
Year ended February 28, 2015	$10.60	0.15		0.33	(0.14)	(0.20)	$10.74
Year ended February 28, 2014	$9.98	0.15		0.94	(0.14)	(0.33)	$10.60
Year ended February 28, 2013	$9.74	0.14	[4]	0.45	(0.15)	(0.20)	$9.98

[1]	Ratios include net expenses allocated from the affiliated Master Portfolio which were as follows:

	Six months ended August 31, 2017 (unaudited)	Year ended February 28, 2017	Year ended February 29, 2016	Year ended February 28
				2015	2014		2013

Class A	0.18%	0.17%	0.16%	0.16%	0.19%		0.26%[5]
Class R	0.19	0.17	0.16	0.16	0.19	[6]	N/A
Class R4	0.18	0.17	0.16	0.16	0.19		0.26	[5]
Class R6[7]	0.18	0.16	0.16	0.16	0.19		0.26
Administrator Class	0.18	0.16	0.16	0.16	0.19		0.26

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[6]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Target Date Funds	59

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.76%	0.85%	0.77%	3.91%	63%	$132,034
1.37%	0.84%	0.81%	10.61%	36%	$140,428
1.40%	0.84%	0.81%	(5.56)%	32%	$175,373
1.25%	0.96%	0.86%	4.46%	31%	$3,193
1.28%	0.97%	0.86%	10.99%	32%	$1,379
1.01%	1.06%	0.86%	3.92%	28%	$159

1.56%	1.13%	1.05%	3.05%	63%	$37
1.12%	1.10%	1.06%	10.22%	36%	$610
1.20%	1.13%	1.08%	(5.72)%	32%	$830
0.85%	1.21%	1.11%	4.24%	31%	$1,032
0.96%	1.22%	1.11%	10.27%	32%	$28

2.04%	0.58%	0.47%	4.09%	63%	$151,224
1.65%	0.57%	0.50%	10.98%	36%	$274,639
1.78%	0.58%	0.50%	(5.26)%	32%	$279,663
1.65%	0.63%	0.50%	4.87%	31%	$379,384
1.60%	0.63%	0.50%	11.29%	32%	$354,137
1.51%	0.73%	0.50%	4.13%	28%	$4,210

2.21%	0.42%	0.31%	4.19%	63%	$261,254
1.92%	0.41%	0.35%	11.04%	36%	$372,101
1.92%	0.43%	0.35%	(5.02)%	32%	$1,416,984
1.79%	0.48%	0.35%	5.03%	31%	$1,481,264
1.78%	0.52%	0.39%	11.42%	32%	$1,409,281
1.83%	0.63%	0.50%	6.74%	28%	$1,577,058

1.86%	0.76%	0.66%	3.89%	63%	$54,161
1.59%	0.76%	0.70%	10.87%	36%	$65,620
1.58%	0.77%	0.70%	(5.45)%	32%	$298,492
1.45%	0.80%	0.70%	4.65%	31%	$350,823
1.43%	0.82%	0.74%	11.11%	32%	$354,050
1.42%	0.90%	0.85%	6.27%	28%	$271,593

The accompanying notes are an integral part of these financial statements.

60	Wells Fargo Target Date Funds	Financial highlights

Target 2030 Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2017 (unaudited)	$16.70	0.15		0.60	0.00	0.00	$17.45
Year ended February 28, 2017	$15.17	0.23		1.90	(0.31)	(0.29)	$16.70
Year ended February 29, 2016	$16.97	0.21	[4]	(1.44)	(0.14)	(0.43)	$15.17
Year ended February 28, 2015	$16.61	0.22		0.67	(0.19)	(0.34)	$16.97
Year ended February 28, 2014	$15.31	0.20		1.83	(0.19)	(0.54)	$16.61
Year ended February 28, 2013	$14.74	0.20		0.85	(0.20)	(0.28)	$15.31
Class C
Six months ended August 31, 2017 (unaudited)	$16.24	0.08		0.59	0.00	0.00	$16.91
Year ended February 28, 2017	$14.79	0.07		1.88	(0.21)	(0.29)	$16.24
Year ended February 29, 2016	$16.58	0.10		(1.41)	(0.05)	(0.43)	$14.79
Year ended February 28, 2015	$16.25	0.08		0.67	(0.08)	(0.34)	$16.58
Year ended February 28, 2014	$15.00	0.08		1.79	(0.08)	(0.54)	$16.25
Year ended February 28, 2013	$14.45	0.08		0.85	(0.10)	(0.28)	$15.00
Class R
Six months ended August 31, 2017 (unaudited)	$16.66	0.13	[4]	0.56	0.00	0.00	$17.35
Year ended February 28, 2017	$15.14	0.18		1.90	(0.27)	(0.29)	$16.66
Year ended February 29, 2016	$16.95	0.18		(1.44)	(0.12)	(0.43)	$15.14
Year ended February 28, 2015	$16.61	0.13	[4]	0.71	(0.16)	(0.34)	$16.95
Year ended February 28, 2014[5]	$15.39	0.10		1.75	(0.09)	(0.54)	$16.61
Class R4
Six months ended August 31, 2017 (unaudited)	$16.95	0.18	[4]	0.61	0.00	0.00	$17.74
Year ended February 28, 2017	$15.38	0.27		1.94	(0.35)	(0.29)	$16.95
Year ended February 29, 2016	$17.20	0.28		(1.47)	(0.20)	(0.43)	$15.38
Year ended February 28, 2015	$16.83	0.26		0.70	(0.25)	(0.34)	$17.20
Year ended February 28, 2014	$15.50	0.23		1.89	(0.25)	(0.54)	$16.83
Year ended February 28, 2013[6]	$15.07	0.08		0.71	(0.08)	(0.28)	$15.50
Class R6[7]
Six months ended August 31, 2017 (unaudited)	$16.93	0.19	[4]	0.61	0.00	0.00	$17.73
Year ended February 28, 2017	$15.37	0.31	[4]	1.92	(0.38)	(0.29)	$16.93
Year ended February 29, 2016	$17.19	0.30		(1.46)	(0.23)	(0.43)	$15.37
Year ended February 28, 2015	$16.81	0.28		0.72	(0.28)	(0.34)	$17.19
Year ended February 28, 2014	$15.49	0.29	[4]	1.84	(0.27)	(0.54)	$16.81
Year ended February 28, 2013	$14.91	0.27		0.86	(0.27)	(0.28)	$15.49
Administrator Class
Six months ended August 31, 2017 (unaudited)	$16.94	0.16	[4]	0.61	0.00	0.00	$17.71
Year ended February 28, 2017	$15.37	0.25	[4]	1.93	(0.32)	(0.29)	$16.94
Year ended February 29, 2016	$17.19	0.25		(1.47)	(0.17)	(0.43)	$15.37
Year ended February 28, 2015	$16.82	0.23		0.70	(0.22)	(0.34)	$17.19
Year ended February 28, 2014	$15.49	0.23		1.86	(0.22)	(0.54)	$16.82
Year ended February 28, 2013	$14.91	0.21		0.88	(0.23)	(0.28)	$15.49

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2017 (unaudited)	Year ended February 28, 2017	Year ended February 29, 2016	Year ended February 28
				2015	2014		2013

Class A	0.18%	0.17%	0.16%	0.16%	0.19%		0.27%
Class C	0.18	0.17	0.16	0.16	0.19		0.27
Class R	0.19	0.17	0.16	0.16	0.19	[5]	N/A
Class R4	0.18	0.17	0.16	0.16	0.19		0.27	[6]
Class R6[7]	0.18	0.16	0.16	0.16	0.19		0.27
Administrator Class	0.18	0.17	0.16	0.16	0.19		0.27

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[6]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Target Date Funds	61

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.72%	0.84%	0.77%	4.49%	51%	$230,245
1.32%	0.84%	0.82%	14.15%	31%	$230,044
1.32%	0.86%	0.83%	(7.37)%	30%	$227,928
1.22%	0.95%	0.87%	5.44%	26%	$60,747
1.22%	0.98%	0.91%	13.52%	29%	$65,634
1.29%	1.06%	1.02%	7.28%	25%	$60,857

0.97%	1.59%	1.52%	4.13%	51%	$4,898
0.57%	1.59%	1.57%	13.28%	31%	$4,630
0.63%	1.63%	1.59%	(8.05)%	30%	$4,662
0.45%	1.70%	1.62%	4.67%	26%	$5,020
0.47%	1.73%	1.66%	12.64%	29%	$4,097
0.53%	1.82%	1.77%	6.52%	25%	$3,465

1.58%	1.12%	1.06%	4.14%	51%	$41
1.06%	1.10%	1.07%	13.88%	31%	$904
1.11%	1.12%	1.08%	(7.57)%	30%	$853
0.72%	1.22%	1.12%	5.15%	26%	$603
0.87%	1.22%	1.12%	12.19%	29%	$28

2.01%	0.57%	0.47%	4.66%	51%	$356,044
1.64%	0.56%	0.51%	14.52%	31%	$507,587
1.73%	0.58%	0.51%	(7.07)%	30%	$513,864
1.57%	0.62%	0.51%	5.82%	26%	$897,425
1.53%	0.63%	0.51%	13.99%	29%	$850,913
1.35%	0.73%	0.51%	5.34%	25%	$19,568

2.17%	0.41%	0.32%	4.73%	51%	$509,846
1.87%	0.41%	0.36%	14.63%	31%	$618,551
1.85%	0.43%	0.36%	(6.93)%	30%	$1,284,324
1.72%	0.47%	0.36%	6.04%	26%	$1,185,077
1.76%	0.53%	0.41%	14.08%	29%	$1,049,122
1.80%	0.64%	0.51%	7.82%	25%	$1,478,163

1.81%	0.76%	0.67%	4.55%	51%	$218,800
1.51%	0.76%	0.71%	14.32%	31%	$262,336
1.52%	0.77%	0.71%	(7.27)%	30%	$498,554
1.38%	0.79%	0.71%	5.61%	26%	$643,336
1.38%	0.82%	0.75%	13.74%	29%	$685,421
1.43%	0.91%	0.86%	7.46%	25%	$572,735

The accompanying notes are an integral part of these financial statements.

62	Wells Fargo Target Date Funds	Financial highlights

Target 2035 Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2017 (unaudited)	$11.25	0.10		0.46	(0.04)	0.00	$11.77
Year ended February 28, 2017	$9.89	0.13		1.56	(0.15)	(0.18)	$11.25
Year ended February 29, 2016	$11.32	0.15		(1.18)	(0.11)	(0.29)	$9.89
Year ended February 28, 2015	$11.02	0.12		0.56	(0.13)	(0.25)	$11.32
Year ended February 28, 2014	$9.99	0.14		1.41	(0.13)	(0.39)	$11.02
Year ended February 28, 2013[4]	$9.60	0.02	[5]	0.58	(0.05)	(0.16)	$9.99
Class R
Six months ended August 31, 2017 (unaudited)	$11.32	0.09		0.45	(0.03)	0.00	$11.83
Year ended February 28, 2017	$9.95	0.11		1.57	(0.13)	(0.18)	$11.32
Year ended February 29, 2016	$11.39	0.11		(1.17)	(0.09)	(0.29)	$9.95
Year ended February 28, 2015	$11.09	0.10		0.55	(0.10)	(0.25)	$11.39
Year ended February 28, 2014[6]	$10.16	0.06	[5]	1.32	(0.06)	(0.39)	$11.09
Class R4
Six months ended August 31, 2017 (unaudited)	$11.27	0.12	[5]	0.46	(0.06)	0.00	$11.79
Year ended February 28, 2017	$9.91	0.17	[5]	1.56	(0.19)	(0.18)	$11.27
Year ended February 29, 2016	$11.33	0.18		(1.17)	(0.14)	(0.29)	$9.91
Year ended February 28, 2015	$11.03	0.17		0.54	(0.16)	(0.25)	$11.33
Year ended February 28, 2014	$9.99	0.15		1.44	(0.16)	(0.39)	$11.03
Year ended February 28, 2013[4]	$9.60	0.03	[5]	0.57	(0.05)	(0.16)	$9.99
Class R6[7]
Six months ended August 31, 2017 (unaudited)	$11.27	0.17		0.42	(0.07)	0.00	$11.79
Year ended February 28, 2017	$9.91	0.20	[5]	1.55	(0.21)	(0.18)	$11.27
Year ended February 29, 2016	$11.33	0.19		(1.16)	(0.16)	(0.29)	$9.91
Year ended February 28, 2015	$11.03	0.18		0.55	(0.18)	(0.25)	$11.33
Year ended February 28, 2014	$9.99	0.19		1.41	(0.17)	(0.39)	$11.03
Year ended February 28, 2013	$9.50	0.17		0.65	(0.17)	(0.16)	$9.99
Administrator Class
Six months ended August 31, 2017 (unaudited)	$11.30	0.10	[5]	0.47	(0.04)	0.00	$11.83
Year ended February 28, 2017	$9.94	0.16	[5]	1.55	(0.17)	(0.18)	$11.30
Year ended February 29, 2016	$11.37	0.16		(1.18)	(0.12)	(0.29)	$9.94
Year ended February 28, 2015	$11.06	0.15		0.55	(0.14)	(0.25)	$11.37
Year ended February 28, 2014	$10.02	0.14		1.43	(0.14)	(0.39)	$11.06
Year ended February 28, 2013	$9.53	0.13		0.66	(0.14)	(0.16)	$10.02

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2017 (unaudited)	Year ended February 28, 2017	Year ended February 29, 2016	Year ended February 28
				2015	2014		2013

Class A	0.19%	0.17%	0.17%	0.16%	0.19%		0.27%[4]
Class R	0.19	0.17	0.17	0.16	0.19	[6]	N/A
Class R4	0.19	0.17	0.16	0.16	0.19		0.27	[4]
Class R6[7]	0.19	0.16	0.16	0.16	0.19		0.27
Administrator Class	0.19	0.16	0.16	0.16	0.19		0.27

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[5]	Calculated based upon average shares outstanding

[6]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Target Date Funds	63

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.68%	0.86%	0.78%	4.99%	39%	$121,685
1.28%	0.85%	0.83%	17.33%	27%	$127,294
1.19%	0.84%	0.83%	(9.28)%	28%	$142,817
1.05%	0.97%	0.88%	6.33%	22%	$1,677
1.11%	0.98%	0.88%	15.82%	26%	$532
1.04%	1.07%	0.88%	6.36%	22%	$41

1.45%	1.11%	1.03%	4.77%	39%	$194
0.89%	1.11%	1.08%	17.09%	27%	$171
1.02%	1.13%	1.09%	(9.48)%	28%	$73
0.90%	1.23%	1.13%	5.97%	22%	$36
0.79%	1.26%	1.13%	13.76%	26%	$28

1.99%	0.59%	0.49%	5.13%	39%	$135,936
1.54%	0.57%	0.52%	17.68%	27%	$240,025
1.66%	0.59%	0.52%	(8.92)%	28%	$228,810
1.51%	0.64%	0.52%	6.63%	22%	$329,135
1.45%	0.65%	0.52%	16.28%	26%	$297,612
1.30%	0.75%	0.52%	6.38%	22%	$1,940

2.14%	0.43%	0.32%	5.20%	39%	$233,251
1.83%	0.42%	0.37%	17.86%	27%	$317,594
1.80%	0.44%	0.37%	(8.78)%	28%	$714,884
1.65%	0.49%	0.37%	6.79%	22%	$674,926
1.71%	0.55%	0.41%	16.41%	26%	$570,482
1.76%	0.66%	0.52%	8.86%	22%	$648,345

1.79%	0.77%	0.67%	5.08%	39%	$46,830
1.52%	0.77%	0.72%	17.38%	27%	$50,898
1.46%	0.78%	0.72%	(9.17)%	28%	$182,599
1.31%	0.81%	0.72%	6.50%	22%	$227,265
1.33%	0.85%	0.75%	15.96%	26%	$236,217
1.36%	0.93%	0.87%	8.48%	22%	$172,860

The accompanying notes are an integral part of these financial statements.

64	Wells Fargo Target Date Funds	Financial highlights

Target 2040 Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2017 (unaudited)	$19.43	0.17		0.87	0.00	0.00	$20.47
Year ended February 28, 2017	$16.74	0.23		3.08	(0.27)	(0.35)	$19.43
Year ended February 29, 2016	$19.53	0.22	[4]	(2.27)	(0.20)	(0.54)	$16.74
Year ended February 28, 2015	$18.90	0.22		1.08	(0.21)	(0.46)	$19.53
Year ended February 28, 2014	$16.92	0.21		2.71	(0.21)	(0.73)	$18.90
Year ended February 28, 2013	$16.07	0.21		1.19	(0.21)	(0.34)	$16.92
Class C
Six months ended August 31, 2017 (unaudited)	$18.19	0.10		0.81	0.00	0.00	$19.10
Year ended February 28, 2017	$15.71	0.04		2.94	(0.15)	(0.35)	$18.19
Year ended February 29, 2016	$18.38	0.09	[4]	(2.15)	(0.07)	(0.54)	$15.71
Year ended February 28, 2015	$17.85	0.06	[4]	1.02	(0.09)	(0.46)	$18.38
Year ended February 28, 2014	$16.03	0.07	[4]	2.57	(0.09)	(0.73)	$17.85
Year ended February 28, 2013	$15.26	0.09	[4]	1.12	(0.10)	(0.34)	$16.03
Class R
Six months ended August 31, 2017 (unaudited)	$19.36	0.15	[4]	0.88	0.00	0.00	$20.39
Year ended February 28, 2017	$16.69	0.18		3.07	(0.23)	(0.35)	$19.36
Year ended February 29, 2016	$19.51	0.18		(2.28)	(0.18)	(0.54)	$16.69
Year ended February 28, 2015	$18.90	0.14	[4]	1.11	(0.18)	(0.46)	$19.51
Year ended February 28, 2014[5]	$17.19	0.09	[4]	2.45	(0.10)	(0.73)	$18.90
Class R4
Six months ended August 31, 2017 (unaudited)	$19.86	0.20	[4]	0.90	0.00	0.00	$20.96
Year ended February 28, 2017	$17.09	0.27		3.18	(0.33)	(0.35)	$19.86
Year ended February 29, 2016	$19.93	0.28		(2.32)	(0.26)	(0.54)	$17.09
Year ended February 28, 2015	$19.28	0.29		1.10	(0.28)	(0.46)	$19.93
Year ended February 28, 2014	$17.24	0.27	[4]	2.78	(0.28)	(0.73)	$19.28
Year ended February 28, 2013[6]	$16.52	0.09		1.06	(0.09)	(0.34)	$17.24
Class R6[7]
Six months ended August 31, 2017 (unaudited)	$19.85	0.28		0.84	0.00	0.00	$20.97
Year ended February 28, 2017	$17.09	0.41		3.06	(0.36)	(0.35)	$19.85
Year ended February 29, 2016	$19.93	0.32		(2.33)	(0.29)	(0.54)	$17.09
Year ended February 28, 2015	$19.27	0.30		1.13	(0.31)	(0.46)	$19.93
Year ended February 28, 2014	$17.24	0.31	[4]	2.75	(0.30)	(0.73)	$19.27
Year ended February 28, 2013	$16.37	0.29		1.21	(0.29)	(0.34)	$17.24
Administrator Class
Six months ended August 31, 2017 (unaudited)	$19.82	0.18	[4]	0.90	0.00	0.00	$20.90
Year ended February 28, 2017	$17.07	0.25		3.14	(0.29)	(0.35)	$19.82
Year ended February 29, 2016	$19.89	0.27		(2.33)	(0.22)	(0.54)	$17.07
Year ended February 28, 2015	$19.25	0.25		1.09	(0.24)	(0.46)	$19.89
Year ended February 28, 2014	$17.21	0.24		2.77	(0.24)	(0.73)	$19.25
Year ended February 28, 2013	$16.34	0.22		1.22	(0.23)	(0.34)	$17.21

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2017 (unaudited)	Year ended February 28, 2017	Year ended February 29, 2016	Year ended February 28
				2015	2014		2013

Class A	0.19%	0.17%	0.16%	0.16%	0.19%		0.27%
Class C	0.19	0.17	0.16	0.16	0.19		0.27
Class R	0.19	0.17	0.17	0.16	0.19	[5]	N/A
Class R4	0.19	0.17	0.16	0.16	0.19		0.27	[6]
Class R6[7]	0.19	0.16	0.16	0.16	0.19		0.27
Administrator Class	0.19	0.17	0.16	0.16	0.19		0.27

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[6]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Target Date Funds	65

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.66%	0.85%	0.78%	5.35%	30%	$222,052
1.21%	0.85%	0.83%	20.01%	24%	$218,689
1.23%	0.87%	0.84%	(10.72)%	27%	$202,038
1.11%	0.96%	0.88%	7.01%	18%	$111,874
1.15%	0.99%	0.92%	17.54%	25%	$114,233
1.25%	1.08%	1.03%	8.99%	20%	$104,836

0.91%	1.60%	1.53%	5.00%	30%	$5,219
0.47%	1.60%	1.58%	19.11%	24%	$4,782
0.54%	1.63%	1.60%	(11.39)%	27%	$4,621
0.35%	1.71%	1.63%	6.15%	18%	$5,747
0.40%	1.74%	1.67%	16.68%	25%	$4,813
0.50%	1.83%	1.78%	8.18%	20%	$4,040

1.53%	1.11%	1.06%	5.32%	30%	$60
0.94%	1.10%	1.08%	19.68%	24%	$394
0.97%	1.12%	1.09%	(10.96)%	27%	$289
0.72%	1.23%	1.13%	6.71%	18%	$137
0.75%	1.24%	1.13%	14.96%	25%	$29

1.97%	0.57%	0.48%	5.54%	30%	$294,180
1.54%	0.57%	0.52%	20.43%	24%	$388,622
1.64%	0.59%	0.52%	(10.45)%	27%	$385,259
1.47%	0.63%	0.52%	7.35%	18%	$678,944
1.42%	0.64%	0.52%	18.02%	25%	$635,241
1.12%	0.75%	0.52%	7.13%	20%	$13,651

2.12%	0.42%	0.32%	5.64%	30%	$411,324
1.80%	0.41%	0.37%	20.56%	24%	$489,693
1.75%	0.43%	0.37%	(10.32)%	27%	$929,672
1.61%	0.48%	0.37%	7.57%	18%	$872,914
1.70%	0.54%	0.42%	18.14%	25%	$724,856
1.76%	0.65%	0.52%	9.50%	20%	$993,528

1.76%	0.77%	0.67%	5.45%	30%	$168,871
1.43%	0.76%	0.72%	20.09%	24%	$197,272
1.42%	0.78%	0.72%	(10.56)%	27%	$320,415
1.27%	0.80%	0.72%	7.10%	18%	$427,789
1.30%	0.83%	0.76%	17.79%	25%	$452,487
1.39%	0.92%	0.87%	9.14%	20%	$360,567

The accompanying notes are an integral part of these financial statements.

66	Wells Fargo Target Date Funds	Financial highlights

Target 2045 Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2017 (unaudited)	$11.91	0.10		0.57	(0.05)	0.00	$12.53
Year ended February 28, 2017	$10.07	0.13		2.05	(0.17)	(0.17)	$11.91
Year ended February 29, 2016	$11.85	0.16		(1.52)	(0.13)	(0.29)	$10.07
Year ended February 28, 2015	$11.43	0.11	[4]	0.72	(0.13)	(0.28)	$11.85
Year ended February 28, 2014	$10.17	0.12	[4]	1.73	(0.14)	(0.45)	$11.43
Year ended February 28, 2013[5]	$9.64	0.03		0.68	(0.05)	(0.13)	$10.17
Class R
Six months ended August 31, 2017 (unaudited)	$12.04	0.08		0.59	(0.04)	0.00	$12.67
Year ended February 28, 2017	$10.19	0.11		2.05	(0.14)	(0.17)	$12.04
Year ended February 29, 2016	$11.97	0.11		(1.51)	(0.09)	(0.29)	$10.19
Year ended February 28, 2015	$11.54	0.10		0.71	(0.10)	(0.28)	$11.97
Year ended February 28, 2014[6]	$10.45	0.05		1.55	(0.06)	(0.45)	$11.54
Class R4
Six months ended August 31, 2017 (unaudited)	$11.96	0.12	[4]	0.58	(0.07)	0.00	$12.59
Year ended February 28, 2017	$10.11	0.16		2.06	(0.20)	(0.17)	$11.96
Year ended February 29, 2016	$11.89	0.18		(1.51)	(0.16)	(0.29)	$10.11
Year ended February 28, 2015	$11.46	0.17		0.71	(0.17)	(0.28)	$11.89
Year ended February 28, 2014	$10.18	0.14		1.76	(0.17)	(0.45)	$11.46
Year ended February 28, 2013[5]	$9.64	0.06		0.66	(0.05)	(0.13)	$10.18
Class R6[7]
Six months ended August 31, 2017 (unaudited)	$11.93	0.16		0.55	(0.08)	0.00	$12.56
Year ended February 28, 2017	$10.10	0.23		1.99	(0.22)	(0.17)	$11.93
Year ended February 29, 2016	$11.87	0.19		(1.49)	(0.18)	(0.29)	$10.10
Year ended February 28, 2015	$11.44	0.18		0.71	(0.18)	(0.28)	$11.87
Year ended February 28, 2014	$10.17	0.19		1.71	(0.18)	(0.45)	$11.44
Year ended February 28, 2013	$9.55	0.16		0.76	(0.17)	(0.13)	$10.17
Administrator Class
Six months ended August 31, 2017 (unaudited)	$12.01	0.10		0.58	(0.05)	0.00	$12.64
Year ended February 28, 2017	$10.16	0.16	[4]	2.04	(0.18)	(0.17)	$12.01
Year ended February 29, 2016	$11.94	0.16		(1.51)	(0.14)	(0.29)	$10.16
Year ended February 28, 2015	$11.51	0.14		0.71	(0.14)	(0.28)	$11.94
Year ended February 28, 2014	$10.23	0.14		1.73	(0.14)	(0.45)	$11.51
Year ended February 28, 2013	$9.59	0.12		0.77	(0.12)	(0.13)	$10.23

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2017 (unaudited)	Year ended February 28, 2017	Year ended February 29, 2016	Year ended February 28
				2015	2014		2013

Class A	0.19%	0.17%	0.17%	0.16%	0.19%		0.27%[5]
Class R	0.19	0.16	0.16	0.16	0.19	[6]	N/A
Class R4	0.19	0.17	0.16	0.16	0.19		0.27	[5]
Class R6[7]	0.19	0.16	0.16	0.16	0.19		0.27
Administrator Class	0.19	0.17	0.16	0.16	0.19		0.27

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[6]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Target Date Funds	67

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.64%	0.88%	0.79%	5.64%	23%	$62,285
1.22%	0.86%	0.83%	21.85%	22%	$70,570
1.09%	0.86%	0.83%	(11.70)%	26%	$77,062
0.96%	0.99%	0.88%	7.41%	16%	$793
1.09%	1.01%	0.88%	18.54%	24%	$167
1.08%	1.10%	0.88%	7.41%	19%	$13

1.41%	1.13%	1.03%	5.55%	23%	$44
0.88%	1.11%	1.08%	21.41%	22%	$42
1.01%	1.14%	1.09%	(11.84)%	26%	$30
0.83%	1.25%	1.13%	7.11%	16%	$31
0.68%	1.30%	1.13%	15.52%	24%	$29

1.97%	0.61%	0.49%	5.85%	23%	$88,297
1.46%	0.59%	0.52%	22.25%	22%	$151,999
1.61%	0.60%	0.52%	(11.41)%	26%	$131,789
1.44%	0.66%	0.52%	7.79%	16%	$199,015
1.39%	0.68%	0.52%	18.99%	24%	$174,582
1.29%	0.78%	0.52%	7.55%	19%	$1,246

2.11%	0.45%	0.32%	5.93%	23%	$160,402
1.77%	0.43%	0.37%	22.26%	22%	$219,922
1.73%	0.45%	0.37%	(11.21)%	26%	$407,094
1.58%	0.51%	0.37%	7.96%	16%	$367,164
1.67%	0.57%	0.42%	19.07%	24%	$291,293
1.74%	0.69%	0.52%	9.85%	19%	$324,476

1.75%	0.79%	0.67%	5.70%	23%	$37,062
1.46%	0.78%	0.72%	21.89%	22%	$41,504
1.39%	0.79%	0.72%	(11.55)%	26%	$108,091
1.24%	0.83%	0.72%	7.54%	16%	$130,175
1.28%	0.87%	0.75%	18.65%	24%	$126,533
1.35%	0.96%	0.87%	9.49%	19%	$85,590

The accompanying notes are an integral part of these financial statements.

68	Wells Fargo Target Date Funds	Financial highlights

Target 2050 Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2017 (unaudited)	$11.40	0.10		0.56	(0.05)	0.00	$12.01
Year ended February 28, 2017	$9.61	0.12		2.02	(0.18)	(0.17)	$11.40
Year ended February 29, 2016	$11.34	0.11	[4]	(1.44)	(0.12)	(0.28)	$9.61
Year ended February 28, 2015	$10.93	0.11		0.69	(0.13)	(0.26)	$11.34
Year ended February 28, 2014	$9.72	0.15		1.62	(0.13)	(0.43)	$10.93
Year ended February 28, 2013[5]	$9.29	0.03		0.65	(0.05)	(0.20)	$9.72
Class C
Six months ended August 31, 2017 (unaudited)	$11.36	0.05		0.56	(0.01)	0.00	$11.96
Year ended February 28, 2017	$9.58	0.04		2.02	(0.11)	(0.17)	$11.36
Year ended February 29, 2016	$11.30	0.06		(1.46)	(0.04)	(0.28)	$9.58
Year ended February 28, 2015	$10.91	0.04		0.68	(0.07)	(0.26)	$11.30
Year ended February 28, 2014	$9.71	0.08		1.61	(0.06)	(0.43)	$10.91
Year ended February 28, 2013[5]	$9.29	0.02		0.64	(0.04)	(0.20)	$9.71
Class R
Six months ended August 31, 2017 (unaudited)	$11.43	0.08		0.57	(0.04)	0.00	$12.04
Year ended February 28, 2017	$9.63	0.09		2.04	(0.16)	(0.17)	$11.43
Year ended February 29, 2016	$11.37	0.11		(1.47)	(0.10)	(0.28)	$9.63
Year ended February 28, 2015	$10.95	0.09		0.68	(0.09)	(0.26)	$11.37
Year ended February 28, 2014[6]	$9.91	0.05		1.48	(0.06)	(0.43)	$10.95
Class R4
Six months ended August 31, 2017 (unaudited)	$11.45	0.12	[4]	0.55	(0.06)	0.00	$12.06
Year ended February 28, 2017	$9.64	0.16	[4]	2.03	(0.21)	(0.17)	$11.45
Year ended February 29, 2016	$11.38	0.17		(1.48)	(0.15)	(0.28)	$9.64
Year ended February 28, 2015	$10.96	0.16		0.68	(0.16)	(0.26)	$11.38
Year ended February 28, 2014	$9.73	0.15	[4]	1.67	(0.16)	(0.43)	$10.96
Year ended February 28, 2013[5]	$9.29	0.05		0.64	(0.05)	(0.20)	$9.73
Class R6[7]
Six months ended August 31, 2017 (unaudited)	$11.44	0.15		0.54	(0.07)	0.00	$12.06
Year ended February 28, 2017	$9.64	0.19	[4]	2.01	(0.23)	(0.17)	$11.44
Year ended February 29, 2016	$11.37	0.18		(1.46)	(0.17)	(0.28)	$9.64
Year ended February 28, 2015	$10.95	0.17		0.68	(0.17)	(0.26)	$11.37
Year ended February 28, 2014	$9.72	0.17	[4]	1.66	(0.17)	(0.43)	$10.95
Year ended February 28, 2013	$9.20	0.16		0.72	(0.16)	(0.20)	$9.72
Administrator Class
Six months ended August 31, 2017 (unaudited)	$11.41	0.10	[4]	0.58	(0.06)	0.00	$12.03
Year ended February 28, 2017	$9.61	0.15	[4]	2.01	(0.19)	(0.17)	$11.41
Year ended February 29, 2016	$11.34	0.15		(1.47)	(0.13)	(0.28)	$9.61
Year ended February 28, 2015	$10.92	0.13		0.69	(0.14)	(0.26)	$11.34
Year ended February 28, 2014	$9.70	0.13	[4]	1.65	(0.13)	(0.43)	$10.92
Year ended February 28, 2013	$9.18	0.12		0.73	(0.13)	(0.20)	$9.70

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2017 (unaudited)	Year ended February 28, 2017	Year ended February 29, 2016	Year ended February 28
				2015	2014		2013

Class A	0.19%	0.17%	0.17%	0.16%	0.21%		0.27%[5]
Class C	0.19	0.17	0.16	0.16	0.21		0.27	[5]
Class R	0.19	0.19	0.19	0.16	0.21	[6]	N/A
Class R4	0.19	0.17	0.16	0.16	0.21		0.27	[5]
Class R6[7]	0.19	0.16	0.16	0.16	0.21		0.27
Administrator Class	0.19	0.17	0.16	0.16	0.21		0.27

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[6]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Target Date Funds	69

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.64%	0.87%	0.78%	5.80%	21%	$65,644
1.13%	0.85%	0.83%	22.48%	21%	$64,356
1.05%	0.86%	0.83%	(11.93)%	26%	$58,749
0.94%	0.97%	0.88%	7.52%	16%	$1,629
1.00%	0.98%	0.88%	18.62%	23%	$210
1.07%	1.05%	0.88%	7.49%	19%	$11

0.90%	1.61%	1.53%	5.38%	21%	$1,351
0.33%	1.61%	1.58%	21.58%	21%	$1,218
0.49%	1.64%	1.60%	(12.56)%	26%	$894
0.20%	1.72%	1.63%	6.70%	16%	$737
0.39%	1.73%	1.63%	17.68%	23%	$163
0.16%	1.81%	1.63%	7.31%	19%	$17

1.41%	1.14%	1.03%	5.67%	21%	$37
0.94%	1.13%	1.08%	22.29%	21%	$34
1.00%	1.17%	1.10%	(12.21)%	26%	$32
0.82%	1.25%	1.13%	7.20%	16%	$31
0.69%	1.27%	1.13%	15.67%	23%	$29

1.96%	0.59%	0.48%	5.92%	21%	$183,781
1.45%	0.57%	0.52%	23.00%	21%	$243,339
1.61%	0.59%	0.52%	(11.72)%	26%	$219,157
1.43%	0.64%	0.52%	7.82%	16%	$360,833
1.39%	0.65%	0.52%	19.10%	23%	$307,320
1.03%	0.76%	0.52%	7.63%	19%	$6,538

2.10%	0.44%	0.33%	6.08%	21%	$236,987
1.81%	0.42%	0.37%	23.09%	21%	$287,423
1.72%	0.44%	0.37%	(11.51)%	26%	$806,152
1.58%	0.49%	0.37%	7.98%	16%	$818,335
1.66%	0.55%	0.41%	19.28%	23%	$693,648
1.75%	0.67%	0.52%	9.94%	19%	$754,088

1.75%	0.78%	0.67%	5.92%	21%	$107,520
1.37%	0.76%	0.72%	22.72%	21%	$121,028
1.39%	0.78%	0.72%	(11.86)%	26%	$185,008
1.23%	0.81%	0.72%	7.64%	16%	$226,405
1.28%	0.85%	0.75%	18.79%	23%	$202,276
1.38%	0.94%	0.87%	9.59%	19%	$141,212

The accompanying notes are an integral part of these financial statements.

70	Wells Fargo Target Date Funds	Financial highlights

Target 2055 Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2017 (unaudited)	$13.91	0.12		0.69	(0.07)	0.00	$14.65
Year ended February 28, 2017	$11.56	0.14		2.44	(0.23)	0.00	$13.91
Year ended February 29, 2016	$13.28	0.14	[4]	(1.71)	(0.12)	(0.03)	$11.56
Year ended February 28, 2015	$12.63	0.13		0.80	(0.14)	(0.14)	$13.28
Year ended February 28, 2014	$10.90	0.14		1.87	(0.13)	(0.15)	$12.63
Year ended February 28, 2013[5]	$10.19	0.03	[4]	0.72	(0.04)	0.00	$10.90
Class R
Six months ended August 31, 2017 (unaudited)	$13.76	0.10		0.68	(0.05)	0.00	$14.49
Year ended February 28, 2017	$11.45	0.10		2.41	(0.20)	0.00	$13.76
Year ended February 29, 2016	$13.16	0.12		(1.71)	(0.09)	(0.03)	$11.45
Year ended February 28, 2015	$12.51	0.11		0.79	(0.11)	(0.14)	$13.16
Year ended February 28, 2014[6]	$11.01	0.06		1.65	(0.06)	(0.15)	$12.51
Class R4
Six months ended August 31, 2017 (unaudited)	$13.94	0.14	[4]	0.70	(0.09)	0.00	$14.69
Year ended February 28, 2017	$11.59	0.18		2.44	(0.27)	0.00	$13.94
Year ended February 29, 2016	$13.32	0.20		(1.74)	(0.16)	(0.03)	$11.59
Year ended February 28, 2015	$12.65	0.18		0.81	(0.18)	(0.14)	$13.32
Year ended February 28, 2014	$10.91	0.15		1.90	(0.16)	(0.15)	$12.65
Year ended February 28, 2013[5]	$10.19	0.04	[4]	0.72	(0.04)	0.00	$10.91
Class R6[7]
Six months ended August 31, 2017 (unaudited)	$13.91	0.15	[4]	0.69	(0.09)	0.00	$14.66
Year ended February 28, 2017	$11.57	0.23	[4]	2.40	(0.29)	0.00	$13.91
Year ended February 29, 2016	$13.29	0.21		(1.72)	(0.18)	(0.03)	$11.57
Year ended February 28, 2015	$12.63	0.19		0.80	(0.19)	(0.14)	$13.29
Year ended February 28, 2014	$10.90	0.19		1.87	(0.18)	(0.15)	$12.63
Year ended February 28, 2013	$10.08	0.15		0.83	(0.16)	0.00	$10.90
Administrator Class
Six months ended August 31, 2017 (unaudited)	$13.91	0.12		0.70	(0.07)	0.00	$14.66
Year ended February 28, 2017	$11.57	0.17	[4]	2.41	(0.24)	0.00	$13.91
Year ended February 29, 2016	$13.28	0.17		(1.71)	(0.14)	(0.03)	$11.57
Year ended February 28, 2015	$12.62	0.14		0.81	(0.15)	(0.14)	$13.28
Year ended February 28, 2014	$10.90	0.14		1.87	(0.14)	(0.15)	$12.62
Year ended February 28, 2013	$10.06	0.14	[4]	0.81	(0.11)	0.00	$10.90

[1]	Includes net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

	Six months ended August 31, 2017 (unaudited)	Year ended February 28, 2017	Year ended February 29, 2016	Year ended February 28
				2015	2014		2013

Class A	0.19%	0.17%	0.17%	0.16%	0.18%		0.27%[5]
Class R	0.19	0.17	0.20	0.16	0.18	[6]	N/A
Class R4	0.19	0.17	0.16	0.16	0.18		0.27	[5]
Class R6[7]	0.19	0.16	0.16	0.16	0.18		0.27
Administrator Class	0.19	0.17	0.16	0.16	0.18		0.27

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

[6]	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

[7]	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Target Date Funds	71

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.64%	0.97%	0.78%	5.79%	21%	$9,574
1.13%	0.91%	0.83%	22.45%	21%	$9,270
1.15%	0.94%	0.84%	(11.93)%	26%	$8,940
0.97%	1.07%	0.88%	7.46%	16%	$565
1.10%	1.19%	0.88%	18.69%	23%	$66
1.05%	1.44%	0.88%	7.39%	19%	$14

1.39%	1.23%	1.03%	5.69%	21%	$44
0.98%	1.16%	1.08%	22.04%	21%	$40
0.98%	1.24%	1.09%	(12.16)%	26%	$42
0.83%	1.36%	1.13%	7.24%	16%	$31
0.73%	1.48%	1.13%	15.66%	23%	$29

1.97%	0.70%	0.49%	6.00%	21%	$25,993
1.32%	0.64%	0.52%	22.78%	21%	$43,147
1.61%	0.66%	0.52%	(11.70)%	26%	$27,193
1.41%	0.74%	0.52%	7.92%	16%	$33,651
1.40%	0.86%	0.52%	19.06%	23%	$20,591
1.51%	1.09%	0.52%	7.51%	19%	$33

2.09%	0.55%	0.32%	6.08%	21%	$52,584
1.79%	0.47%	0.37%	22.97%	21%	$65,516
1.72%	0.51%	0.37%	(11.52)%	26%	$161,764
1.55%	0.59%	0.37%	8.01%	16%	$126,822
1.63%	0.75%	0.40%	19.18%	23%	$74,427
1.69%	1.17%	0.52%	9.90%	19%	$36,345

1.77%	0.89%	0.67%	5.90%	21%	$8,926
1.34%	0.83%	0.72%	22.50%	21%	$9,700
1.37%	0.85%	0.72%	(11.75)%	26%	$14,747
1.16%	0.91%	0.72%	7.66%	16%	$12,493
1.28%	1.05%	0.75%	18.70%	23%	$8,462
1.36%	1.45%	0.87%	9.52%	19%	$4,739

The accompanying notes are an integral part of these financial statements.

72	Wells Fargo Target Date Funds	Financial highlights

Target 2060 Fund	Beginning net asset value per share	Net investment income		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Ending net asset value per share
Class A
Six months ended August 31, 2017 (unaudited)	$10.69	0.09		0.53	(0.04)	$11.27
Year ended February 28, 2017	$8.84	0.09	[4]	1.86	(0.10)	$10.69
Year ended February 29, 2016[5]	$10.00	0.06		(1.11)	(0.11)	$8.84
Class C
Six months ended August 31, 2017 (unaudited)	$10.71	0.05		0.53	(0.00)[6]	$11.29
Year ended February 28, 2017	$8.90	0.04		1.84	(0.07)	$10.71
Year ended February 29, 2016[5]	$10.00	0.01		(1.11)	0.00	$8.90
Class R
Six months ended August 31, 2017 (unaudited)	$10.53	0.08		0.52	(0.03)	$11.10
Year ended February 28, 2017	$8.84	0.09	[4]	1.80	(0.20)	$10.53
Year ended February 29, 2016[5]	$10.00	0.05		(1.11)	(0.10)	$8.84
Class R4
Six months ended August 31, 2017 (unaudited)	$10.88	0.11		0.55	(0.06)	$11.48
Year ended February 28, 2017	$8.97	0.12	[4]	1.89	(0.10)	$10.88
Year ended February 29, 2016[5]	$10.00	0.08	[4]	(1.11)	0.00	$8.97
Class R6
Six months ended August 31, 2017 (unaudited)	$10.86	0.12		0.53	(0.06)	$11.45
Year ended February 28, 2017	$8.95	0.13	[4]	1.90	(0.12)	$10.86
Year ended February 29, 2016[5]	$10.00	0.09	[4]	(1.12)	(0.02)	$8.95
Administrator Class
Six months ended August 31, 2017 (unaudited)	$10.74	0.10		0.53	(0.05)	$11.32
Year ended February 28, 2017	$8.89	0.10	[4]	1.88	(0.13)	$10.74
Year ended February 29, 2016[5]	$10.00	0.07		(1.12)	(0.06)	$8.89

[1]	Ratios include net expenses allocated from the affiliated Master Portfolios which were as follows:

	Six months ended August 31, 2017 (unaudited)	Year ended February 28, 2017	Year ended February 29, 2016[5]
Class A	0.19%	0.17%	0.15%
Class C	0.19	0.16	0.16
Class R	0.20	0.19	0.17
Class R4	0.19	0.17	0.16
Class R6	0.19	0.17	0.16
Administrator Class	0.19	0.17	0.16

[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolios by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

[4]	Calculated based upon average shares outstanding

[5]	For the period from June 30, 2015 (commencement of Fund operations) to February 29, 2016

[6]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Target Date Funds	73

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income	Gross expenses[1]	Net expenses[1]

1.62%	1.42%	0.78%	5.83%	21%	$650
0.90%	3.21%	0.83%	22.23%	21%	$671
0.97%	14.47%	0.83%	(10.59)%	26%	$100

0.89%	2.16%	1.53%	5.45%	21%	$257
0.39%	5.30%	1.58%	21.22%	21%	$252
0.21%	15.14%	1.58%	(11.00)%	26%	$173

1.39%	1.67%	1.03%	5.71%	21%	$137
0.89%	4.69%	1.08%	21.73%	21%	$127
0.72%	14.73%	1.08%	(10.66)%	26%	$89

1.97%	1.14%	0.48%	6.04%	21%	$6,590
1.14%	1.88%	0.52%	22.45%	21%	$6,443
1.29%	14.19%	0.52%	(10.30)%	26%	$195

2.11%	0.99%	0.32%	6.03%	21%	$12,428
1.31%	1.82%	0.37%	22.75%	21%	$12,518
1.41%	14.05%	0.37%	(10.30)%	26%	$573

1.73%	1.34%	0.67%	5.85%	21%	$4,985
0.98%	2.31%	0.72%	22.38%	21%	$4,427
1.10%	14.35%	0.72%	(10.50)%	26%	$359

The accompanying notes are an integral part of these financial statements.

74	Wells Fargo Target Date Funds	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following funds: Wells Fargo Target Today Fund (“Target Today Fund”), Wells FargoTarget 2010 Fund (“Target 2010 Fund”), Wells FargoTarget 2015 Fund (“Target 2015 Fund”), Wells Fargo Target 2020 Fund (“Target 2020 Fund” ), Wells Fargo Target 2025 Fund (“Target 2025 Fund” ), Wells Fargo Target 2030 Fund (“Target 2030 Fund” ), Wells Fargo Target 2035 Fund (“Target 2035 Fund” ), Wells Fargo Target 2040 Fund (“Target 2040 Fund” ), Wells Fargo Target 2045 Fund (“Target 2045 Fund” ), Wells Fargo Target 2050 Fund (“Target 2050 Fund” ), Wells Fargo Target 2055 Fund (“Target 2055 Fund” ), and Wells Fargo Target 2060 Fund (“Target 2060 Fund” ) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.

Effective July 14, 2017, each Fund was renamed with new underlying strategies. The name changes of each Fund were as follows:

Former fund name	New fund name
Wells Fargo Dow Jones Target Today Fund	Wells Fargo Target Today Fund
Wells Fargo Dow Jones Target 2010 Fund	Wells Fargo Target 2010 Fund
Wells Fargo Dow Jones Target 2015 Fund	Wells Fargo Target 2015 Fund
Wells Fargo Dow Jones Target 2020 Fund	Wells Fargo Target 2020 Fund
Wells Fargo Dow Jones Target 2025 Fund	Wells Fargo Target 2025 Fund
Wells Fargo Dow Jones Target 2030 Fund	Wells Fargo Target 2030 Fund
Wells Fargo Dow Jones Target 2035 Fund	Wells Fargo Target 2035 Fund
Wells Fargo Dow Jones Target 2040 Fund	Wells Fargo Target 2040 Fund
Wells Fargo Dow Jones Target 2045 Fund	Wells Fargo Target 2045 Fund
Wells Fargo Dow Jones Target 2050 Fund	Wells Fargo Target 2050 Fund
Wells Fargo Dow Jones Target 2055 Fund	Wells Fargo Target 2055 Fund
Wells Fargo Dow Jones Target 2060 Fund	Wells Fargo Target 2060 Fund

Effective at the close of business on December 5, 2016, Class B shares of Target Today Fund, Target 2010 Fund, Target 2020 Fund, Target 2030 Fund and Target 2040 Fund were converted to Class A shares and are no longer offered by each Fund. Information for Class B shares reflected in the financial statements represents activity through December 5, 2016.

Each Fund seeks to achieve its investment objective by investing in multiple diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of each affiliated Master Portfolios

Notes to financial statements (unaudited)	Wells Fargo Target Date Funds	75

for the six months ended August 31, 2017 are included in this report and should be read in conjunction with each Fund’s financial statements. As of August 31, 2017, the Funds own the following percentages of the affiliated Master Portfolios:

	Target Today Fund		Target 2010 Fund	Target 2015 Fund	Target 2020 Fund	Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund		Target 2060 Fund
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	5%		5%	6%	27%	13%	22%	7%	9%	2%	3%	1%		0	%*
Wells Fargo Emerging Markets Bond Portfolio	5		6	6	27	13	22	7	9	2	3	0	*	0	*
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0	*	1	2	11	8	21	11	22	8	13	2		1
Wells Fargo Factor Enhanced International Portfolio	0	*	1	2	11	8	21	11	22	8	13	2		1
Wells Fargo Factor Enhanced Large Cap Portfolio	1		2	2	12	9	21	10	21	7	12	2		1
Wells Fargo Factor Enhanced Small Cap Portfolio	1		1	2	12	9	21	10	21	8	12	2		1
Wells Fargo High Yield Corporate Bond Portfolio	5		5	6	27	13	22	7	9	2	3	1		0	*
Wells Fargo Investment Grade Corporate Bond Portfolio	5		6	5	27	13	22	7	9	2	3	1		0	*
Wells Fargo Strategic Retirement Bond Portfolio	13		14	16	46	9	2	N/A	N/A	N/A	N/A	N/A		N/A
Wells Fargo U.S. REIT Portfolio	7		9	13	52	14	5	N/A	N/A	N/A	N/A	N/A		N/A

*	The amount owned is less than 1%.

Prior to July 14, 2017, each Fund primarily invested in three affiliated Master Portfolios: Wells Fargo Diversified Fixed Income Portfolio, Wells Fargo Diversified Stock Portfolio and Wells Fargo Short-Term Investment Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily. Securities held in the affiliated Master Portfolios are valued as discussed in the Notes to Financial Statements of the affiliated Master Portfolios, which are included elsewhere in this report.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis in each affiliated Master Portfolio. Realized gains or losses in each affiliated Master Portfolio are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method by each affiliated Master Portfolio. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

76	Wells Fargo Target Date Funds	Notes to financial statements (unaudited)

Dividend income in each affiliated Master Portfolio is recognized on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the custodian verifies the ex-dividend date.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Each Fund records daily its proportionate share of each affiliated Master Portfolio’s interest and dividend income and realized and unrealized gains or losses.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Funds’ fiscal year end. Therefore, a portion of each Fund’s distributions made prior the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of August 31, 2017, the aggregate cost of all investments for federal income tax purposes and the unrealized gains (losses) were as follows:

	Tax cost	Gross unrealized gains	Gross unrealized losses	Net unrealized gains (losses)
Target Today Fund	$142,011,115	$21,717,414	$0	$21,717,414
Target 2010 Fund	160,748,315	36,152,312	0	36,152,312
Target 2015 Fund	183,725,618	44,490,094	0	44,490,094
Target 2020 Fund	1,010,763,510	134,526,465	0	134,526,465
Target 2025 Fund	484,393,878	167,374,813	0	167,374,813
Target 2030 Fund	1,238,073,556	102,875,533	0	102,875,533
Target 2035 Fund	536,491,861	47,883,358	0	47,883,358
Target 2040 Fund	1,107,865,304	7,364,743	0	7,364,743
Target 2045 Fund	379,333,834	0	(2,367,328)	(2,367,328)
Target 2050 Fund	575,149,235	27,685,673	0	27,685,673
Target 2055 Fund	108,713,170	0	(6,856,567)	(6,856,567)
Target 2060 Fund	31,775,927	0	(6,519,153)	(6,519,153)

As of February 28, 2017, capital loss carryforwards available to offset future net realized capital gains were as follows:

	No expiration
	Short-term	Long-term
Target 2055 Fund	$1,822,061	$0
Target 2060 Fund	41,819	53,116

Notes to financial statements (unaudited)	Wells Fargo Target Date Funds	77

At February 28, 2017, current year deferred post-October capital losses and late-year ordinary losses, which were recognized on the first day of the current fiscal year were as follows:

	Deferred post-October capital losses		Late-year ordinary losses deferred
	Short-term	Long-term
Target Today Fund	$0	$0	$763,398
Target 2010 Fund	0	0	362,770
Target 2015 Fund	0	0	777,441
Target 2020 Fund	0	0	3,692,583
Target 2025 Fund	0	0	1,451,620
Target 2030 Fund	0	0	822,110
Target 2060 Fund	43,798	64,147	3,362

Class allocations

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

As of August 31, 2017, each Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The aggregate fair value of affiliated Master Portfolios held in each Fund was as follows:

Aggregate fair value of affiliated Master Portfolios
Target Today Fund	$163,728,529
Target 2010 Fund	196,900,627
Target 2015 Fund	228,215,712
Target 2020 Fund	1,145,289,975
Target 2025 Fund	651,768,591
Target 2030 Fund	1,340,949,089
Target 2035 Fund	584,375,219
Target 2040 Fund	1,115,230,047
Target 2045 Fund	376,966,506
Target 2050 Fund	602,834,908
Target 2055 Fund	101,856,603
Target 2060 Fund	25,256,774

Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

78	Wells Fargo Target Date Funds	Notes to financial statements (unaudited)

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. Aggregate ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses.
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo Investment Grade Corporate Bond Index, before fees and expenses
Wells Fargo Strategic Retirement Bond Portfolio	Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg Barclays U.S. Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg Barclays U.S. Intermediate Government Bond Index, before fees and expenses
Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. REIT Index, before fees and expenses

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Management fee

Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of each Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of each Fund, supervising the subadviser, providing fund-level administrative services in connection with each Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of each Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.10% and declining to 0.08% as the average daily net assets of each Fund increase. Prior to July 14, 2017, Funds Management received a fee at an annual rate which started at 0.20% and declined to 0.18% as the average daily net assets of the Fund increased. For the six months ended August 31, 2017, the management fee was equivalent to an annual rate of 0.18% of each Fund’s average daily net assets, except for Target Today Fund and Target 2060 Fund which each incurred advisory fees equivalent to an annual rate of 0.19% and 0.17%, respectively, of its average daily net assets.

Funds Management also serves as the adviser to each affiliated Master Portfolio and is entitled to receive a fee from each affiliated Master Portfolio for those services.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Funds. The fees for subadvisory services are borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo, is the subadviser to each Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.03% as the average daily net assets of each Fund increase. Prior to July 14, 2017, Global Index Advisors, Inc., which is not an affiliate of Funds Management, was the subadviser to the Funds and was entitled to receive an annual fee which started at 0.60% and declined to 0.40% as the average daily net assets of each Fund increased.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Funds, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account

Notes to financial statements (unaudited)	Wells Fargo Target Date Funds	79

servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class C, Class R	0.21%
Class R4	0.08
Class R6	0.03
Administrator Class	0.13

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Funds. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 31, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap each Fund’s expenses as follows:

	Class A	Class C	Class R	Class R4	Class R6	Administrator Class
Target Today Fund	0.65%	1.40%	0.90%	0.34%	0.19%	0.54%
Target 2010 Fund	0.65	1.40	0.90	0.34	0.19	0.54
Target 2015 Fund	0.65	N/A	0.90	0.34	0.19	0.54
Target 2020 Fund	0.65	1.40	0.90	0.34	0.19	0.54
Target 2025 Fund	0.65	N/A	0.90	0.34	0.19	0.54
Target 2030 Fund	0.65	1.40	0.90	0.34	0.19	0.54
Target 2035 Fund	0.65	N/A	0.90	0.34	0.19	0.54
Target 2040 Fund	0.65	1.40	0.90	0.34	0.19	0.54
Target 2045 Fund	0.65	N/A	0.90	0.34	0.19	0.54
Target 2050 Fund	0.65	1.40	0.90	0.34	0.19	0.54
Target 2055 Fund	0.65	N/A	0.90	0.34	0.19	0.54
Target 2060 Fund	0.65	1.40	0.90	0.34	0.19	0.54

Prior to July 14, 2017, each Fund’s expenses were capped as following:

	Class A	Class C	Class R	Class R4	Class R6	Administrator Class
Target Today Fund	0.76%	1.51%	1.01%	0.45%	0.30%	0.65%
Target 2010 Fund	0.78	1.53	1.03	0.47	0.32	0.67
Target 2015 Fund	0.79	N/A	1.04	0.48	0.33	0.68
Target 2020 Fund	0.81	1.56	1.06	0.50	0.35	0.70
Target 2025 Fund	0.81	N/A	1.06	0.50	0.35	0.70
Target 2030 Fund	0.82	1.57	1.07	0.51	0.36	0.71
Target 2035 Fund	0.83	N/A	1.08	0.52	0.37	0.72
Target 2040 Fund	0.83	1.58	1.08	0.52	0.37	0.72
Target 2045 Fund	0.83	N/A	1.08	0.52	0.37	0.72
Target 2050 Fund	0.83	1.58	1.08	0.52	0.37	0.72
Target 2055 Fund	0.83	N/A	1.08	0.52	0.37	0.72
Target 2060 Fund	0.83	1.58	1.08	0.52	0.37	0.72

Net expenses from affiliated Master Portfolios are included in the expense caps. After the expiration date, each expense cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a Distribution Plan for Class C and Class R shares of the Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC

80	Wells Fargo Target Date Funds	Notes to financial statements (unaudited)

(“Funds Distributor”), the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares.

In addition, Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended August 31, 2017, Funds Distributor received the following amounts in front-end sales charges and contingent deferred sales charges.

	Front-end sales charges Class A	Contingent deferred sales charges Class C
Target Today Fund	$2	$0
Target 2010 Fund	56	0
Target 2015 Fund	100	N/A
Target 2020 Fund	356	267
Target 2025 Fund	136	N/A
Target 2030 Fund	651	0
Target 2035 Fund	260	N/A
Target 2040 Fund	1,044	0
Target 2045 Fund	193	N/A
Target 2050 Fund	651	0
Target 2055 Fund	157	N/A
Target 2060 Fund	8	0

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, and Administrator Class of each Fund are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Class R4 is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended August 31, 2017 were as follows:

	Purchase at cost*		Sales proceeds*
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
Target Today Fund	$184,396,635	$73,055,231	$130,222,621	$70,190,011
Target 2010 Fund	200,835,796	95,032,696	138,255,405	75,681,887
Target 2015 Fund	244,235,122	121,077,719	181,466,978	119,080,863
Target 2020 Fund	1,123,142,793	709,451,195	882,487,458	712,021,180
Target 2025 Fund	517,529,987	467,031,783	417,218,199	451,058,474
Target 2030 Fund	768,957,633	1,085,493,906	615,449,955	980,323,835
Target 2035 Fund	231,417,925	525,720,802	186,143,245	467,957,490
Target 2040 Fund	296,506,588	1,063,488,499	230,287,924	921,300,013
Target 2045 Fund	65,018,553	376,358,356	49,068,683	328,850,510
Target 2050 Fund	85,307,956	607,237,116	60,789,116	533,939,094
Target 2055 Fund	14,289,103	102,574,912	10,120,355	88,279,560
Target 2060 Fund	3,493,424	25,435,768	2,452,634	20,735,401

*	The Funds seek to achieve their investment objective by investing all of their investable assets in affiliated Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying each Fund’s ownership percentage of the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.

Notes to financial statements (unaudited)	Wells Fargo Target Date Funds	81

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby each Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund. Prior to August 29, 2017, the revolving credit agreement amount was $30,000,000 and the annual commitment fee was equal to 0.20% of the unused balance which was allocated to each participating fund.

During the year ended August 31, 2017, the Funds had borrowings under the agreement. The amounts, including the related interest and fees, were not material to each Fund.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

8. REDEMPTIONS IN-KIND

After the close of business on December 9, 2016, the following Funds each redeemed assets through a redemption in-kind from a shareholder in Class R6. Each Fund invests all of its assets in the affiliated Master Portfolios to achieve its investment objective. In each redemption transaction, each applicable Fund issued securities which it received from the affiliated Master Portfolios on a pro-rata basis. The value of securities from the Portfolios along with any cash issued in the redemption, the percentage of the Fund and Class R6 at the time of the transaction and the gains or losses realized by each Fund are reflected in the table below. The redemption in-kind is reflected on the Statements of Changes in Net Assets.

	Value of securities	Cash	% of Fund on August 31, 2017	% of Class R6 on August 31, 2017	Gains recognized
Target Today Fund	$105,985,689	$15,411,197	21%	56%	$13,693,939
Target 2010 Fund	44,481,032	6,468,094	15	33	9,446,049
Target 2015 Fund	141,203,562	20,532,749	27	49	18,589,051
Target 2020 Fund	446,374,230	64,908,349	22	40	107,022,336
Target 2025 Fund	922,814,403	134,188,661	47	69	97,311,715
Target 2030 Fund	620,359,094	90,207,907	27	51	205,832,959
Target 2035 Fund	410,931,047	59,754,471	34	58	116,877,858
Target 2040 Fund	485,327,423	70,572,627	28	52	211,673,564
Target 2045 Fund	249,349,193	36,258,465	34	57	88,998,866
Target 2050 Fund	584,732,726	85,027,391	46	70	131,256,617
Target 2055 Fund	136,882,005	19,904,341	50	66	25,419,397

9. SUBSEQUENT DISTRIBUTIONS

On September 25, 2017, Target Today Fund declared distributions from net investment income to shareholders of record on September 22, 2017. The per share amounts payable on September 26, 2017 were as follows:

Net investment income	Target Today Fund
Class A	$0.06781
Class C	0.00689
Class R	0.05020
Class R4	0.07494
Class R6	0.10681
Administrator Class	0.07434

These distributions are not reflected in the accompanying financial statements.

82	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

BLOOMBERG BARCLAYS US AGGREGATE EX-CORPORATE PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 39.65%
Federal Farm Credit Bank Bonds	0.89%	11-16-2018	$530,000	$527,352
FHLB	0.88	8-5-2019	120,000	118,809
FHLB	1.00	9-26-2019	120,000	118,974
FHLMC	1.13	7-14-2021	120,000	117,707
FHLMC	1.25	10-2-2019	130,000	129,451
FHLMC	1.30	8-28-2019	100,000	99,648
FHLMC	1.75	12-14-2018	2,560,000	2,573,412
FHLMC	2.00	9-14-2018	900,000	906,708
FHLMC	2.13	6-9-2023	1,200,000	1,216,862
FHLMC	2.29	4-13-2022	920,000	920,622
FHLMC	2.38	1-13-2022	3,000,000	3,080,190
FHLMC	2.50	3-1-2032	10,517,829	10,667,898
FHLMC	2.75	12-13-2024	2,020,000	2,107,280
FHLMC	3.00	2-1-2047	20,053,914	20,291,218
FHLMC %%	3.00	9-13-2047	9,085,000	9,184,367
FHLMC	3.50	2-1-2044	17,968,666	18,709,253
FHLMC	3.50	4-1-2045	756,605	788,206
FHLMC	3.50	8-1-2047	11,044,258	11,452,167
FHLMC %%	3.50	9-13-2047	95,000	98,444
FHLMC	6.00	7-1-2040	4,676,726	5,270,638
FHLMC	6.25	7-15-2032	1,010,000	1,457,954
FHLMC	6.75	3-15-2031	600,000	883,299
FHLMC Series K005 Class A2	4.32	11-25-2019	1,400,000	1,470,184
FHLMC Series K014 Class A1	2.79	10-25-2020	10,975	11,125
FHLMC Series K015 Class A2	3.23	7-25-2021	60,000	62,847
FHLMC Series K028 Class A1	2.18	11-25-2022	666,238	671,320
FHLMC Series K029 Class A2 ±±	3.32	2-25-2023	1,425,000	1,510,002
FHLMC Series K030 Class A2 ±±	3.25	4-25-2023	1,510,000	1,595,394
FHLMC Series K034 Class A2 ±±	3.53	7-25-2023	60,000	64,336
FHLMC Series K035 Class A2 ±±	3.46	8-25-2023	55,000	58,771
FHLMC Series K048 Class A2 ±±	3.28	6-25-2025	1,420,000	1,504,114
FHLMC Series K062 Class A2	3.41	12-25-2026	750,000	798,953
FHLMC Series K063 Class A2 ±±	3.43	1-25-2027	45,000	47,998
FHLMC Series K706 Class A2	2.32	10-25-2018	58,984	59,346
FHLMC Series K717 Class A2	2.99	9-25-2021	900,000	936,076
FNMA ¤	0.00	10-9-2019	3,140,000	3,028,999
FNMA	1.00	10-24-2019	650,000	644,261
FNMA	1.13	10-19-2018	110,000	109,791
FNMA	1.38	2-26-2021	120,000	119,291
FNMA	1.50	11-30-2020	120,000	119,701
FNMA	1.63	11-27-2018	2,880,000	2,890,673
FNMA	2.01	7-25-2022	18,456	18,533
FNMA	2.50	12-1-2027	1,117,919	1,140,686
FNMA	2.50	9-1-2031	10,832,030	10,996,155
FNMA %%	2.50	9-18-2032	2,345,000	2,377,610
FNMA ±±	2.99	9-25-2027	168,393	171,972
FNMA	3.00	12-1-2026	5,504,842	5,698,583
FNMA	3.00	12-1-2030	748,782	773,677
FNMA	3.00	7-1-2032	7,723,689	7,979,369
FNMA %%	3.00	9-18-2032	3,940,000	4,068,050

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	83

BLOOMBERG BARCLAYS US AGGREGATE EX-CORPORATE PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	3.00%	8-1-2036	$371,258	$381,325
FNMA	3.00	2-1-2037	6,375,192	6,537,400
FNMA	3.00	8-1-2037	1,792,641	1,840,750
FNMA	3.00	11-1-2046	939,413	950,517
FNMA	3.00	7-1-2047	29,724,959	30,076,317
FNMA %%	3.00	9-13-2047	7,080,000	7,159,650
FNMA	3.50	6-1-2031	4,439,578	4,634,851
FNMA %%	3.50	9-18-2032	3,420,000	3,569,759
FNMA	3.50	1-1-2035	272,597	286,158
FNMA	3.50	3-1-2036	3,866,834	4,039,696
FNMA	3.50	4-1-2037	2,673,240	2,796,638
FNMA	3.50	6-1-2042	3,512,386	3,652,756
FNMA	3.50	7-1-2042	1,483,804	1,544,338
FNMA	3.50	10-1-2042	7,614,309	7,919,858
FNMA	3.50	9-1-2043	22,315,538	23,226,076
FNMA %%	3.50	9-13-2047	8,265,000	8,563,148
FNMA	4.00	6-1-2042	14,330,223	15,201,041
FNMA	4.00	6-1-2042	1,369,499	1,452,496
FNMA	4.00	8-1-2043	10,406,057	11,012,807
FNMA %%	4.00	9-13-2047	21,250,000	22,449,463
FNMA	4.50	5-1-2040	570,323	617,478
FNMA	4.50	9-1-2040	15,874,450	17,120,101
FNMA	4.50	2-1-2047	4,811,612	5,175,799
FNMA %%	4.50	9-13-2047	4,710,000	5,065,826
FNMA	5.00	1-1-2042	541,791	592,944
FNMA	5.00	6-1-2045	2,015,654	2,204,797
FNMA	5.00	7-1-2045	9,724,153	10,639,021
FNMA	5.50	9-1-2040	7,301,546	8,113,161
FNMA	6.00	5-1-2041	212,931	242,331
FNMA	7.13	1-15-2030	1,780,000	2,641,730
FNMA	7.25	5-15-2030	80,000	120,337
FNMA Series 2016-M7 Class A2	2.50	9-25-2026	495,000	487,583
FNMA Series 2017-M1 Class A2 ±±	2.50	10-25-2026	65,000	63,976
FNMA Series 2017-M3 Class A2 ±±	2.57	12-25-2026	995,000	983,534
GNMA	3.00	4-20-2045	11,198,227	11,439,382
GNMA	3.00	11-20-2045	798,348	815,540
GNMA	3.00	3-20-2046	15,747,148	16,086,264
GNMA %%	3.00	9-21-2047	7,585,000	7,741,441
GNMA	3.50	2-20-2045	22,189,644	23,172,344
GNMA	3.50	6-20-2045	3,645,728	3,807,193
GNMA	3.50	11-20-2045	4,046,976	4,226,220
GNMA	3.50	7-20-2047	13,888,928	14,499,552
GNMA %%	3.50	9-21-2047	405,000	422,323
GNMA	4.00	7-20-2044	4,026,529	4,273,056
GNMA	4.00	8-20-2044	1,956,755	2,076,559
GNMA	4.00	9-20-2044	3,973,323	4,216,290
GNMA %%	4.00	9-21-2047	10,100,000	10,642,875
TVA	1.75	10-15-2018	2,050,000	2,060,000
TVA	3.50	12-15-2042	30,000	31,951

Total Agency Securities (Cost $454,327,783)				456,522,928

The accompanying notes are an integral part of these financial statements.

84	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

BLOOMBERG BARCLAYS US AGGREGATE EX-CORPORATE PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities: 0.65%
Americredit Automobile Receivables Trust Series 2016-3 Class A3	1.46%	5-10-2021	$455,000	$453,927
Bank of America Credit Card Trust Series 2017 Class A1	1.95	8-15-2022	20,000	20,129
Capital Auto Receivables Asset Trust Series 2015-3 Class A4	2.13	5-20-2020	185,000	185,974
Capital Auto Receivables Asset Trust Series 2016-1 Class A4	1.98	10-20-2020	50,000	50,199
Capital One Multi Asset Execution Trust Series 2016-A5 Class A5	1.66	6-17-2024	188,000	186,376
Capital One Multi Asset Execution Trust Series 2017 Class A3	2.43	1-15-2025	40,000	40,734
Capital One Multi Asset Execution Trust Series 2017-A1 Class A1	2.00	1-17-2023	100,000	100,722
CarMax Auto Owner Trust Series 2016-3 Class A3	1.39	5-17-2021	465,000	463,471
CarMax Auto Owner Trust Series 2016-3 Class A4	1.60	1-18-2022	17,000	16,895
CarMax Auto Owner Trust Series 2016-4 Class A3	1.40	8-15-2021	470,000	467,757
CarMax Auto Owner Trust Series 2016-4 Class A4	1.60	6-15-2022	10,000	9,924
Chase Issuance Trust Series 2016-A2 Class A2	1.37	6-15-2021	590,000	587,613
Chase Issuance Trust Series 2016-A4 Class A4	1.49	7-15-2022	510,000	506,074
Citibank Credit Card Issuance Trust Series 2014-A6 Class A6	2.15	7-15-2021	570,000	575,423
Citibank Credit Card Issuance Trust Series 2017-A2 Class A2	1.74	1-19-2021	580,000	581,629
Citibank Credit Card Issuance Trust Series 2017-A3 Class A3	1.92	4-7-2022	590,000	593,129
Nissan Auto Receivables Owners Trust Series 2017-A Class A4	2.11	5-15-2023	15,000	15,146
Synchrony Credit Card Master Note Trust Series 2015-1 Class A	2.37	3-15-2023	425,000	430,810
Synchrony Credit Card Master Note Trust Series 2016-2 Class A	2.21	5-15-2024	175,000	176,328
Toyota Auto Receivables Owner Trust Series 2017-B Class A3	1.76	7-15-2021	425,000	426,205
World Financial Network Credit Card Master Trust Series 2012-A Class A	3.14	1-17-2023	15,000	15,322
World Financial Network Credit Card Master Trust Series 2016-A Class A	2.03	4-15-2025	487,000	485,359
World Omni Auto Receivables Trust Series 2016-B Class A4	1.48	11-15-2022	422,000	417,667
World Omni Auto Receivables Trust Series 2017-A Class A3	1.93	9-15-2022	95,000	95,494
World Omni Auto Receivables Trust Series 2017-A Class A4	2.24	6-15-2023	210,000	212,544
World Omni Automobile Lease Securitization Trust Series 2016-A Class A3	1.45	8-15-2019	450,000	449,232

Total Asset-Backed Securities (Cost $7,548,187)				7,564,083

Municipal Obligations: 0.81%

California: 0.28%
Bay Area CA Toll Authority Series 1 (Transportation Revenue)	6.92	4-1-2040	15,000	21,684
Bay Area CA Toll Authority Series 1 (Transportation Revenue)	7.04	4-1-2050	320,000	502,266
California Build America Bonds (GO Revenue)	5.70	11-1-2021	270,000	308,105
California Build America Bonds (GO Revenue)	7.60	11-1-2040	15,000	23,887
California Department of Water Resources Series P (Utilities Revenue)	2.00	5-1-2022	55,000	54,844
California Series B (Education Revenue)	3.90	11-1-2047	15,000	15,770
California State Build America Bonds (GO Revenue)	7.55	4-1-2039	110,000	172,352
California State Build America Bonds (GO Revenue)	7.63	3-1-2040	800,000	1,245,776
Los Angeles CA Community College District Build America Bonds (GO Revenue)	6.75	8-1-2049	5,000	7,772
Los Angeles CA DW&P Build America Bonds (Utilities Revenue)	6.57	7-1-2045	175,000	261,686
Los Angeles CA Unified School District Build America Bonds (GO Revenue)	5.75	7-1-2034	15,000	19,358
Los Angeles CA Unified School District Build America Bonds (GO Revenue)	5.76	7-1-2029	160,000	199,910
Los Angeles CA Unified School District Build America Bonds (GO Revenue)	6.76	7-1-2034	160,000	225,459
University of California Series AD (Education Revenue)	4.86	5-15-2112	150,000	165,669

				3,224,538

Florida: 0.03%
Florida Board of Administrative Finance Series A (Miscellaneous Revenue)	2.64	7-1-2021	370,000	375,994

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	85

BLOOMBERG BARCLAYS US AGGREGATE EX-CORPORATE PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Georgia: 0.04%
Municipal Electric Authority of Georgia Build America Bonds (Utilities Revenue)	6.66%	4-1-2057	$330,000	$416,447
Municipal Electric Authority of Georgia Build America Bonds (Utilities Revenue)	7.06	4-1-2057	10,000	12,376

				428,823

Illinois: 0.16%
Chicago IL Series B (GO Revenue)	6.31	1-1-2044	330,000	354,740
Chicago IL Transit Authority Series B (Tax Revenue)	6.90	12-1-2040	310,000	411,510
Illinois Build America Bonds Series 3 (Miscellaneous Revenue)	6.73	4-1-2035	45,000	49,593
Illinois Taxable Pension (GO Revenue)	5.10	6-1-2033	1,010,000	1,005,475

				1,821,318

Kansas: 0.00%
Kansas Development Finance Authority Series H (Miscellaneous Revenue)	4.93	4-15-2045	5,000	5,734

Massachusetts: 0.03%
Massachusetts Build America Bonds (GO Revenue)	4.91	5-1-2029	300,000	357,201
Massachusetts Build America Bonds Series D (GO Revenue)	4.50	8-1-2031	5,000	5,782
Massachusetts Build America Bonds Series E (GO Revenue)	4.20	12-1-2021	10,000	10,730

				373,713

New Jersey: 0.09%
New Jersey EDA Series A (Miscellaneous Revenue, National Insured)	7.43	2-15-2029	395,000	490,250
New Jersey EDA Series B (Miscellaneous Revenue, AGM Insured) ¤	0.00	2-15-2022	25,000	21,878
New Jersey Turnpike Authority Build America Bonds Series A (Transportation Revenue)	7.10	1-1-2041	370,000	550,212

				1,062,340

New York: 0.15%
Metropolitan Transportation Authority New York Build America Bonds Series E (Transportation Revenue)	6.67	11-15-2039	50,000	70,653
Metropolitan Transportation Authority New York Build America Bonds Series E (Transportation Revenue)	6.81	11-15-2040	10,000	14,353
Metropolitan Transportation Authority New York Dedicated Tax Fund Build America Bonds (Tax Revenue)	7.34	11-15-2039	210,000	326,487
New York NY Municipal Water Finance Authority (Water & Sewer Revenue)	5.44	6-15-2043	10,000	13,190
New York NY Municipal Water Finance Authority Series CC (Water & Sewer Revenue)	5.88	6-15-2044	400,000	559,040
Port Authority of New York & New Jersey (Airport Revenue)	5.65	11-1-2040	45,000	60,243
Port Authority of New York & New Jersey Consolidated Bonds Series 174 (Airport Revenue)	4.46	10-1-2062	590,000	672,659

				1,716,625

Ohio: 0.02%
American Municipal Power Ohio Incorporated Build America Bonds (Utilities Revenue)	5.94	2-15-2047	150,000	199,610
American Municipal Power Ohio Incorporated Build America Bonds Series E (Utilities Revenue)	6.27	2-15-2050	10,000	13,105
Ohio State University Build America Bonds (Education Revenue)	4.91	6-1-2040	5,000	6,147

				218,862

Oregon: 0.01%
Oregon Department of Transportation Build America Bonds Series A (Tax Revenue)	5.83	11-15-2034	100,000	130,167

The accompanying notes are an integral part of these financial statements.

86	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

BLOOMBERG BARCLAYS US AGGREGATE EX-CORPORATE PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania: 0.00%
Pennsylvania Turnpike Comission Series B (Transportation Revenue)	5.51%	12-1-2045	$5,000	$6,599

Total Municipal Obligations (Cost $9,146,064)				9,364,713

Non-Agency Mortgage-Backed Securities: 1.58%
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A3	3.84	12-10-2054	20,000	21,354
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class A5	3.14	2-10-2048	55,000	56,156
Citigroup Commercial Mortgage Trust Series 2016 GC37 Class B	4.23	4-10-2049	535,000	565,122
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class A5	3.62	2-10-2049	1,465,000	1,541,221
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class B ±±	4.92	2-10-2049	40,000	43,879
Citigroup Commercial Mortgage Trust Series 2016-P5 Class A2	2.40	10-10-2049	60,000	60,796
Commercial Mortgage Pass-Through Certificate Series 2012-CR3 Class A3	2.82	10-15-2045	1,505,000	1,537,559
Commercial Mortgage Pass-Through Certificate Series 2013-CR9 Class A4 ±±	4.37	7-10-2045	1,395,000	1,530,716
Commercial Mortgage Trust Series 2012-LC4 Class A4	3.29	12-10-2044	1,460,000	1,518,342
Commercial Mortgage Trust Series 2013-CR6 Class A4	3.10	3-10-2046	60,000	62,188
Commercial Mortgage Trust Series 2014 UBS5 Class C ±±	4.77	9-10-2047	390,000	405,387
Commercial Mortgage Trust Series 2014-UBS6 Class C ±±	4.61	12-10-2047	60,000	59,381
Commercial Mortgage Trust Series 2015-CR23 Class A3	3.23	5-10-2048	60,000	61,896
Commercial Mortgage Trust Series 2016 CR1 Class C ±±	4.54	10-10-2049	65,000	66,739
Commercial Mortgage Trust Series 2016-CR28 Class A4	3.76	2-10-2049	1,055,000	1,123,314
Goldman Sachs Mortgage Securities Trust Series 2010-C1 Class D 144A±±	6.20	8-10-2043	890,000	926,836
Goldman Sachs Mortgage Securities Trust Series 2011-GC5 Class AS 144A±±	5.21	8-10-2044	45,000	48,803
Goldman Sachs Mortgage Securities Trust Series 2011-GC6 Class AS 144A	4.95	1-10-2045	50,000	54,691
Goldman Sachs Mortgage Securities Trust Series 2012-GC6 Class A3	3.48	1-10-2045	936,463	983,590
Goldman Sachs Mortgage Securities Trust Series 2012-GCJ9 Class AS	3.12	11-10-2045	40,000	40,798
Goldman Sachs Mortgage Securities Trust Series 2013-GC14 Class A5	4.24	8-10-2046	1,150,000	1,257,433
JPMorgan Chase Commercial Mortgage Securities Corporation Series 201- C30 Clas A5	3.82	7-15-2048	1,450,000	1,552,824
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-C15 Class A4	4.10	11-15-2045	20,000	21,712
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-C17 Class B ±±	5.05	1-15-2047	40,000	43,133
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-C31 Class A3	3.80	8-15-2048	1,465,000	1,568,163
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C28 Class A2	2.77	10-15-2048	20,000	20,415
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11 Class AS ±±	4.52	8-15-2046	765,000	827,286
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8 Class A4	3.13	12-15-2048	50,000	51,748
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14 Class A2	2.92	2-15-2047	500,000	507,425
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22 Class A4	3.31	4-15-2048	60,000	62,218
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22 Class B ±±	3.88	4-15-2048	1,455,000	1,495,931
Morgan Stanley Bank of America Merrill LynchTrust Series 2012-C5 Class A4	3.18	8-15-2045	60,000	62,367

Total Non-Agency Mortgage-Backed Securities (Cost $18,063,108)				18,179,423

U.S. Treasury Securities: 47.75%
U.S. Treasury Bond	2.50	2-15-2046	210,000	200,370
U.S. Treasury Bond	2.75	8-15-2042	6,035,000	6,113,031
U.S. Treasury Bond	2.75	11-15-2042	6,085,000	6,158,210
U.S. Treasury Bond	2.88	5-15-2043	5,955,000	6,153,888
U.S. Treasury Bond	3.00	5-15-2042	5,800,000	6,151,852
U.S. Treasury Bond	3.00	11-15-2044	585,000	618,295
U.S. Treasury Bond	3.00	5-15-2045	810,000	855,056
U.S. Treasury Bond	3.00	11-15-2045	55,000	58,029
U.S. Treasury Bond	3.00	2-15-2047	15,000	15,829
U.S. Treasury Bond	3.00	5-15-2047	26,361,000	27,830,420

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	87

BLOOMBERG BARCLAYS US AGGREGATE EX-CORPORATE PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Bond	3.13%	11-15-2041	$5,670,000	$6,150,621
U.S. Treasury Bond	3.38	5-15-2044	1,565,000	1,769,184
U.S. Treasury Bond	3.63	8-15-2043	1,100,000	1,293,445
U.S. Treasury Bond	3.63	2-15-2044	35,000	41,230
U.S. Treasury Bond	3.75	11-15-2043	5,100,000	6,126,574
U.S. Treasury Bond	4.25	11-15-2040	2,775,000	3,565,983
U.S. Treasury Bond	4.38	5-15-2041	4,665,000	6,110,239
U.S. Treasury Bond	4.75	2-15-2041	390,000	536,448
U.S. Treasury Bond	5.00	5-15-2037	5,504,000	7,698,290
U.S. Treasury Bond	5.38	2-15-2031	2,017,000	2,753,520
U.S. Treasury Bond	5.50	8-15-2028	110,000	145,836
U.S. Treasury Bond	6.13	11-15-2027	1,195,000	1,634,723
U.S. Treasury Note	0.75	2-15-2019	5,990,000	5,943,203
U.S. Treasury Note	0.75	7-15-2019	50,000	49,473
U.S. Treasury Note	0.88	4-15-2019	6,000,000	5,957,344
U.S. Treasury Note	1.00	3-15-2019	5,965,000	5,937,505
U.S. Treasury Note	1.00	11-15-2019	2,360,000	2,342,023
U.S. Treasury Note	1.00	11-30-2019	6,015,000	5,969,653
U.S. Treasury Note	1.13	1-31-2019	5,895,000	5,880,953
U.S. Treasury Note	1.13	2-28-2019	5,965,000	5,950,553
U.S. Treasury Note	1.13	12-31-2019	6,010,000	5,978,307
U.S. Treasury Note	1.13	6-30-2021	730,000	717,596
U.S. Treasury Note	1.25	12-31-2018	2,855,000	2,853,996
U.S. Treasury Note	1.25	1-31-2019	5,945,000	5,942,213
U.S. Treasury Note	1.25	3-31-2019	5,960,000	5,954,180
U.S. Treasury Note	1.25	4-30-2019	5,960,000	5,954,180
U.S. Treasury Note	1.25	5-31-2019	310,000	309,649
U.S. Treasury Note	1.25	6-30-2019	20,000	19,975
U.S. Treasury Note	1.25	2-29-2020	4,680,000	4,665,558
U.S. Treasury Note	1.25	3-31-2021	6,035,000	5,972,764
U.S. Treasury Note	1.25	10-31-2021	6,010,000	5,918,441
U.S. Treasury Note	1.38	2-28-2019	5,935,000	5,942,187
U.S. Treasury Note	1.38	12-15-2019	5,970,000	5,972,565
U.S. Treasury Note	1.38	10-31-2020	3,365,000	3,354,090
U.S. Treasury Note	1.38	1-31-2021	1,750,000	1,741,660
U.S. Treasury Note	1.38	4-30-2021	6,025,000	5,985,226
U.S. Treasury Note	1.38	5-31-2021	6,035,000	5,990,916
U.S. Treasury Note	1.38	6-30-2023	6,170,000	6,015,750
U.S. Treasury Note	1.38	8-31-2023	435,000	423,292
U.S. Treasury Note	1.38	9-30-2023	6,135,000	5,967,006
U.S. Treasury Note	1.50	1-31-2019	385,000	386,083
U.S. Treasury Note	1.50	2-28-2019	5,920,000	5,936,419
U.S. Treasury Note	1.50	3-31-2019	5,930,000	5,948,995
U.S. Treasury Note	1.50	11-30-2019	5,950,000	5,969,059
U.S. Treasury Note	1.50	6-15-2020	56,243,000	56,379,214
U.S. Treasury Note	1.50	3-31-2023	6,085,000	5,988,258
U.S. Treasury Note	1.50	8-15-2026	5,880,000	5,595,647
U.S. Treasury Note	1.63	3-31-2019	5,905,000	5,934,756
U.S. Treasury Note	1.63	4-30-2019	5,915,000	5,946,423
U.S. Treasury Note	1.63	12-31-2019	5,935,000	5,970,471

The accompanying notes are an integral part of these financial statements.

88	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

BLOOMBERG BARCLAYS US AGGREGATE EX-CORPORATE PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	1.63%	3-15-2020	$10,000	$10,061
U.S. Treasury Note	1.63	4-30-2023	6,070,000	6,008,352
U.S. Treasury Note	1.63	5-31-2023	6,085,000	6,021,060
U.S. Treasury Note	1.63	10-31-2023	6,080,000	5,998,300
U.S. Treasury Note	1.63	2-15-2026	6,240,000	6,026,231
U.S. Treasury Note	1.63	5-15-2026	6,285,000	6,056,678
U.S. Treasury Note	1.75	12-31-2020	10,000	10,078
U.S. Treasury Note	1.75	11-30-2021	5,965,000	5,991,563
U.S. Treasury Note	1.75	2-28-2022	1,030,000	1,033,661
U.S. Treasury Note	1.75	6-30-2022	34,453,000	34,516,254
U.S. Treasury Note	1.75	5-15-2023	6,035,000	6,011,897
U.S. Treasury Note	1.88	11-30-2021	5,925,000	5,985,176
U.S. Treasury Note	1.88	7-31-2022	1,670,000	1,682,460
U.S. Treasury Note	1.88	8-31-2024	5,285,000	5,258,781
U.S. Treasury Note	2.00	5-31-2021	5,890,000	5,981,801
U.S. Treasury Note	2.00	10-31-2021	5,895,000	5,982,043
U.S. Treasury Note	2.00	11-15-2021	5,895,000	5,985,958
U.S. Treasury Note	2.00	12-31-2021	3,630,000	3,682,607
U.S. Treasury Note	2.00	2-15-2023	30,000	30,330
U.S. Treasury Note	2.00	6-30-2024	24,961,000	25,061,429
U.S. Treasury Note	2.00	2-15-2025	5,995,000	5,996,639
U.S. Treasury Note	2.00	8-15-2025	6,025,000	6,011,114
U.S. Treasury Note	2.13	12-31-2021	5,885,000	6,000,401
U.S. Treasury Note	2.13	12-31-2022	3,190,000	3,246,697
U.S. Treasury Note	2.13	11-30-2023	4,850,000	4,925,402
U.S. Treasury Note	2.13	7-31-2024	2,455,000	2,483,865
U.S. Treasury Note	2.13	5-15-2025	5,985,000	6,033,394
U.S. Treasury Note	2.25	3-31-2021	5,810,000	5,952,300
U.S. Treasury Note	2.25	4-30-2021	5,825,000	5,968,350
U.S. Treasury Note	2.25	11-15-2025	1,710,000	1,736,251
U.S. Treasury Note	2.38	8-15-2024	35,000	35,983
U.S. Treasury Note	2.38	5-15-2027	11,113,000	11,354,360
U.S. Treasury Note	2.75	11-15-2023	50,000	52,623
U.S. Treasury Note	3.13	5-15-2019	5,680,000	5,853,506
U.S. Treasury Note	3.13	5-15-2021	5,640,000	5,957,691
U.S. Treasury Note	3.38	11-15-2019	5,685,000	5,935,495
U.S. Treasury Note	6.00	2-15-2026	1,485,000	1,945,408
U.S. Treasury Note	6.50	11-15-2026	3,485,000	4,781,257
U.S. Treasury Note	8.00	11-15-2021	760,000	956,561
U.S. Treasury Note	8.13	8-15-2019	55,000	62,187
U.S. Treasury Note	8.13	5-15-2021	2,490,000	3,077,776
U.S. Treasury Note	8.75	5-15-2020	1,865,000	2,229,695
U.S. Treasury Note	9.00	11-15-2018	1,925,000	2,104,416

Total U.S. Treasury Securities (Cost $543,936,181)				549,782,747

Yankee Corporate Bonds and Notes: 0.99%

Energy: 0.57%

Oil, Gas & Consumable Fuels: 0.57%
Ecopetrol SA	4.25	9-18-2018	1,040,000	1,064,440
Ecopetrol SA	7.38	9-18-2043	40,000	45,040

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	89

BLOOMBERG BARCLAYS US AGGREGATE EX-CORPORATE PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Nexen Incorporated	7.50%	7-30-2039	$320,000	$472,118
Nexen Incorporated	7.88	3-15-2032	200,000	289,872
Petroleos Mexicanos Company	5.50	6-27-2044	2,130,000	2,004,330
Petroleos Mexicanos Company 144A	6.50	3-13-2027	530,000	592,526
Petroleos Mexicanos Company	6.50	6-2-2041	110,000	115,363
Petroleos Mexicanos Company	8.00	5-3-2019	1,080,000	1,182,600
Statoil ASA	2.90	11-8-2020	110,000	113,349
Statoil ASA	4.80	11-8-2043	560,000	641,666

				6,521,304

Financials: 0.42%

Banks: 0.42%
Corporacion Andina de Fomento	2.13	9-27-2021	10,000	9,951
Corporación Andina de Fomento	4.38	6-15-2022	270,000	293,193
Export-Import Bank of Korea	2.88	1-21-2025	400,000	396,532
Export-Import Bank of Korea	5.13	6-29-2020	1,180,000	1,267,426
Japan Bank for International Cooperation	1.88	4-20-2021	2,550,000	2,531,081
Nordic Investment Bank	1.25	8-2-2021	400,000	392,564

				4,890,747

Total Yankee Corporate Bonds and Notes (Cost $11,238,181)				11,412,051

Yankee Government Bonds: 4.94%
African Development Bank	1.13	9-20-2019	880,000	873,488
Israel AID Bond	5.50	4-26-2024	60,000	72,462
Asian Development Bank	1.63	5-5-2020	140,000	140,242
Asian Development Bank	2.00	2-16-2022	1,620,000	1,633,538
Asian Development Bank	2.63	1-12-2027	900,000	926,770
Asian Development Bank	5.82	6-16-2028	10,000	12,755
Asian Development Bank	6.22	8-15-2027	470,000	623,747
Canada Government Bond	1.63	2-27-2019	245,000	245,938
Council of Europe	1.88	1-27-2020	370,000	372,829
European Bank for Reconstruction and Development	0.88	7-22-2019	60,000	59,105
European Bank for Reconstruction and Development	2.13	3-7-2022	1,190,000	1,202,985
European Investment Bank	1.25	12-16-2019	1,680,000	1,668,398
European Investment Bank	1.38	6-15-2020	1,740,000	1,729,455
European Investment Bank	1.63	8-14-2020	570,000	570,038
European Investment Bank	1.63	12-15-2020	280,000	279,399
European Investment Bank	1.88	3-15-2019	170,000	171,081
European Investment Bank	1.88	2-10-2025	110,000	107,786
European Investment Bank	2.38	6-15-2022	1,540,000	1,573,892
Export Development Canada	1.25	12-10-2018	100,000	99,804
Export Development Canada	1.63	1-17-2020	1,170,000	1,173,587
FMS Wertmanagement	1.75	3-17-2020	550,000	552,373
Hydro-Quebec	9.40	2-1-2021	1,195,000	1,458,942
Inter-American Development Bank	1.50	9-25-2018	720,000	720,671
Inter-American Development Bank	1.75	4-14-2022	1,590,000	1,582,905
Inter-American Development Bank	2.13	1-18-2022	590,000	597,973
Inter-American Development Bank	2.13	1-15-2025	10,000	10,000

The accompanying notes are an integral part of these financial statements.

90	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

BLOOMBERG BARCLAYS US AGGREGATE EX-CORPORATE PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Yankee Government Bonds (continued)
Inter-American Development Bank	3.20%	8-7-2042	$80,000	$81,211
Inter-American Development Bank	3.88	2-14-2020	140,000	147,679
Inter-American Development Bank	4.38	1-24-2044	40,000	49,012
International Bank for Reconstruction and Development	1.00	10-5-2018	1,120,000	1,115,342
International Bank for Reconstruction and Development	1.25	7-26-2019	2,115,000	2,106,183
International Bank for Reconstruction and Development	1.38	3-30-2020	850,000	846,501
International Bank for Reconstruction and Development	1.38	5-24-2021	1,740,000	1,719,651
International Bank for Reconstruction and Development	1.88	3-15-2019	40,000	40,252
International Bank for Reconstruction and Development	2.00	1-26-2022	240,000	241,881
International Bank for Reconstruction and Development	2.50	7-29-2025	10,000	10,154
International Bank for Reconstruction and Development	4.75	2-15-2035	130,000	163,908
International Finance Corporation	1.75	9-4-2018	1,170,000	1,174,375
Italy Government Bond	5.38	6-15-2033	200,000	233,014
Italy Government Bond	6.88	9-27-2023	255,000	306,408
KfW	1.50	6-15-2021	2,910,000	2,884,976
KfW	2.00	5-2-2025	40,000	39,561
KfW	2.13	3-7-2022	2,390,000	2,418,618
KfW	2.13	6-15-2022	130,000	131,434
KfW	2.13	1-17-2023	400,000	403,711
KfW	2.75	9-8-2020	2,660,000	2,747,178
Korea Development Bank	2.25	5-18-2020	650,000	649,165
Landwirtschaftliche Rentenbank	1.75	7-27-2026	10,000	9,562
Landwirtschaftliche Rentenbank	1.88	9-17-2018	90,000	90,446
Landwirtschaftliche Rentenbank	2.25	10-1-2021	1,210,000	1,231,069
Oesterreichische Kontrollbank Aktiengesellschaft	1.13	4-26-2019	1,070,000	1,062,774
Oriental Republic of Uruguay	4.50	8-14-2024	105,000	115,763
Oriental Republic of Uruguay	5.10	6-18-2050	670,000	706,850
Province of Alberta	1.90	12-6-2019	230,000	230,531
Province of Alberta	2.20	7-26-2022	90,000	90,373
Province of British Columbia	2.00	10-23-2022	15,000	14,995
Province of British Columbia	2.25	6-2-2026	530,000	523,073
Province of Manitoba	2.10	9-6-2022	530,000	529,285
Province of Manitoba	2.13	6-22-2026	20,000	19,225
Province of Ontario	1.63	1-18-2019	160,000	160,181
Province of Ontario	2.00	9-27-2018	90,000	90,414
Province of Ontario	2.50	4-27-2026	690,000	688,697
Province of Ontario	3.20	5-16-2024	5,000	5,264
Province of Ontario	4.40	4-14-2020	1,040,000	1,109,471
Province of Quebec	2.50	4-20-2026	75,000	75,161
Province of Quebec	2.63	2-13-2023	60,000	61,533
Republic of Chile	2.25	10-30-2022	200,000	200,180
Republic of Chile	3.63	10-30-2042	285,000	287,850
Republic of Colombia	4.38	7-12-2021	805,000	859,338
Republic of Colombia	6.13	1-18-2041	100,000	118,625
Republic of Colombia	7.38	9-18-2037	815,000	1,079,875
Republic of Hungary	4.00	3-25-2019	610,000	629,032
Republic of Hungary	5.38	3-25-2024	15,000	17,303
Republic of Hungary	6.38	3-29-2021	30,000	33,993
Republic of Hungary	7.63	3-29-2041	245,000	378,211
Republic of Korea	3.88	9-11-2023	415,000	445,693

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	91

BLOOMBERG BARCLAYS US AGGREGATE EX-CORPORATE PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Yankee Government Bonds (continued)
Republic of Panama	6.70%	1-26-2036	$20,000	$26,700
Republic of Panama	9.38	4-1-2029	595,000	899,938
Republic of Peru	5.63	11-18-2050	535,000	676,775
Republic of Peru	7.35	7-21-2025	240,000	316,560
Republic of Philippines	5.50	3-30-2026	955,000	1,150,595
Republic of Poland	3.00	3-17-2023	960,000	988,080
Republic of Poland	3.25	4-6-2026	10,000	10,333
Republic of Poland	5.13	4-21-2021	10,000	11,050
Republic of the Philippines	4.00	1-15-2021	105,000	111,826
Republic of the Philippines	6.38	1-15-2032	200,000	264,607
Republic of the Philippines	6.38	10-23-2034	475,000	642,271
State of Israel	2.88	3-16-2026	205,000	208,377
State of Israel	4.00	6-30-2022	365,000	392,904
Swedish Export Credit ¤	0.00	5-11-2037	275,000	145,686
Swedish Export Credit	1.88	6-23-2020	800,000	804,403
United Mexican States	4.00	10-2-2023	120,000	127,020
United Mexican States	4.13	1-21-2026	200,000	211,588
United Mexican States	5.75	10-12-2110	1,045,000	1,127,033
United Mexican States	7.50	4-8-2033	715,000	981,338
United Mexican States	8.13	12-30-2019	810,000	938,588

Total Yankee Government Bonds (Cost $56,479,245)				56,870,816

	Yield		Shares
Short-Term Investments: 8.51%

Investment Companies: 8.51%
Wells Fargo Government Money Market Select Class (l)(u)##	0.92		97,959,223	97,959,223

Total Short-Term Investments (Cost $97,959,223)				97,959,223

Total investments in securities (Cost $1,198,697,972)	104.88%	1,207,655,984
Other assets and liabilities, net	(4.88)	(56,213,681)

Total net assets	100.00%	$1,151,442,303

%%	The security is issued on a when-issued basis.

±±	The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

¤	The security is issued in zero coupon form with no periodic interest payments.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities.

The accompanying notes are an integral part of these financial statements.

92	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

BLOOMBERG BARCLAYS US AGGREGATE EX-CORPORATE PORTFOLIO

Investments In Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period
Investment companies - 8.51%
Wells Fargo Government Money Market Fund Select Class	0	295,863,417	197,904,194	97,959,223	$0	$0	$156,388	$97,959,223

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	93

EMERGING MARKETS BOND PORTFOLIO

Security name	Interest rate	Expiration date	Principal	Value

Participation Notes: 1.10%

Ireland: 0.78%
RZD Capital PLC (Russian Railways) (Energy, Oil, Gas & Consumable Fuels)	4.38%	3-1-2024	$750,000	$757,500

United Kingdom: 0.32%
Biz Finance PLC (State Export-Import Ukreximbank) (Financials, Banks)	9.63	4-27-2022	300,000	316,260

Total Participation Notes (Cost $1,072,073)				1,073,760

		Maturity date
Yankee Corporate Bonds and Notes: 14.08%

Azerbaijan: 1.03%
State Oil Company of the Azerbaijan Republic (Energy, Oil, Gas & Consumable Fuels)	4.75	3-13-2023	1,000,000	1,005,000

Brazil: 0.20%
Caixa Economica Federal (Financials, Banks)	3.50	11-7-2022	200,000	195,300

Chile: 1.81%
Banco del Estado de Chile (Financials, Banks)	4.13	10-7-2020	300,000	316,538
Codelco Incorporated (Materials, Metals & Mining)	4.88	11-4-2044	250,000	273,069
Codelco Incorporated (Materials, Metals & Mining)	5.63	9-21-2035	1,000,000	1,178,948

				1,768,555

China: 1.01%
Export-Import Bank of China (Financials, Banks)	2.00	4-26-2021	1,000,000	986,471

Indonesia: 0.95%
PT Pertamina Persero (Energy, Oil, Gas & Consumable Fuels)	5.63	5-20-2043	200,000	214,197
PT Perusahaan Listrik Negara (Utilities, Electric Utilities)	4.13	5-15-2027	700,000	706,083

				920,280

Ireland: 0.30%
Vnesheconombank (Finance, Banks)	5.94	11-21-2023	275,000	294,982

Kazakhstan: 0.68%
KazMunayGas National Company JSC (Energy, Oil, Gas & Consumable Fuels)	5.75	4-30-2043	650,000	663,130

Malaysia: 1.63%
Petronas Capital Limited (Energy, Oil, Gas & Consumable Fuels)	3.13	3-18-2022	200,000	205,583
Petronas Capital Limited (Energy, Oil, Gas & Consumable Fuels)	3.50	3-18-2025	216,000	224,959
Petronas Capital Limited (Energy, Oil, Gas & Consumable Fuels)	7.88	5-22-2022	936,000	1,158,688

				1,589,230

Mexico: 3.02%
Petroleos Mexicanos Company (Energy, Oil, Gas & Consumable Fuels)	3.50	1-30-2023	225,000	223,031
Petroleos Mexicanos Company (Energy, Oil, Gas & Consumable Fuels)	4.88	1-24-2022	2,000,000	2,107,800
Petroleos Mexicanos Company (Energy, Oil, Gas & Consumable Fuels)	5.38	3-13-2022	225,000	241,425
Petroleos Mexicanos Company (Energy, Oil, Gas & Consumable Fuels)	5.63	1-23-2046	400,000	376,520

				2,948,776

The accompanying notes are an integral part of these financial statements.

94	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

EMERGING MARKETS BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

South Africa: 0.29%
Eskom Holdings Limited (Utilities, Electric Utilities)	5.75%	1-26-2021	$275,000	$281,486

United Kingdom: 0.22%
State Savings Bank of Ukraine JSC (Finance, Banks)	9.63	3-20-2025	200,000	210,540

Venezuela: 0.55%
Petroleos de Venezuela SA (Energy, Oil, Gas & Consumable Fuels)	5.38	4-12-2027	200,000	60,500
Petroleos de Venezuela SA (Energy, Oil, Gas & Consumable Fuels)	6.00	11-15-2026	225,000	67,500
Petroleos de Venezuela SA (Energy, Oil, Gas & Consumable Fuels)	9.00	11-17-2021	1,050,000	409,500

				537,500

Virgin Islands (British): 2.39%
Chinalco Capital Holding Company (Materials, Metals & Mining)	4.00	8-25-2021	650,000	655,879
Sinochem Capital Company Limited (5 Year Treasury Constant Maturity +4.30%) (Materials, Chemicals) ±	5.00	12-29-2049	275,000	281,531
Sinopec Group Overseas Development (2015) Limited (Energy, Oil, Gas & Consumable Fuels)	4.10	4-28-2045	200,000	201,974
Sinopec Group Overseas Development (2016) Limited (Energy, Oil, Gas & Consumable Fuels)	1.75	9-29-2019	1,200,000	1,188,989

				2,328,373

Total Yankee Corporate Bonds and Notes (Cost $13,654,024)				13,729,623

Yankee Government Bonds: 78.55%
Arab Republic of Egypt	5.88	6-11-2025	1,000,000	1,014,692
Arab Republic of Egypt	6.13	1-31-2022	200,000	208,200
Arab Republic of Egypt	8.50	1-31-2047	750,000	840,000
Banco Nacional de Desenvolvimento Economico e Social	4.00	4-14-2019	900,000	917,658
China Development Bank	4.00	1-24-2037	600,000	620,960
Dominican Republic	5.95	1-25-2027	2,300,000	2,495,500
Export-Import Bank of India	4.00	1-14-2023	275,000	289,236
Federation of Malaysia	3.18	4-27-2026	900,000	916,380
Federative Republic of Brazil	6.00	4-7-2026	1,973,000	2,188,057
Federative Republic of Brazil	10.13	5-15-2027	425,000	618,375
Government of Jamaica	6.75	4-28-2028	325,000	377,000
Government of Jamaica	7.88	7-28-2045	500,000	612,500
Islamic Republic of Pakistan	8.25	4-15-2024	800,000	900,982
Lebanese Republic	6.00	1-27-2023	850,000	835,499
Lebanese Republic	6.38	3-9-2020	200,000	203,751
Lebanese Republic	6.60	11-27-2026	1,150,000	1,140,085
Lebanese Republic	7.05	11-2-2035	200,000	194,932
Lebanese Republic	8.25	4-12-2021	350,000	374,675
Oman Government International Bond	4.75	6-15-2026	375,000	374,250
Oriental Republic of Uruguay	5.10	6-18-2050	375,000	395,625
Republic of Argentina	5.63	1-26-2022	2,150,000	2,248,900
Republic of Argentina	7.50	4-22-2026	225,000	252,563
Republic of Argentina	7.63	4-22-2046	1,250,000	1,371,875
Republic of Chile	3.86	6-21-2047	550,000	570,625
Republic of Colombia	3.88	4-25-2027	2,243,000	2,285,617
Republic of Colombia	5.00	6-15-2045	236,000	244,260
Republic of Costa Rica	5.63	4-30-2043	300,000	272,625

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	95

EMERGING MARKETS BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Yankee Government Bonds (continued)
Republic of Costa Rica	7.00%	4-4-2044	$550,000	$578,188
Republic of Croatia	6.00	1-26-2024	425,000	484,551
Republic of Croatia	6.63	7-14-2020	628,000	693,953
Republic of Ecuador	7.95	6-20-2024	1,700,000	1,663,875
Republic of Ecuador	10.50	3-24-2020	425,000	454,219
Republic of El Salvador	6.38	1-18-2027	300,000	288,750
Republic of El Salvador	7.65	6-15-2035	547,000	545,633
Republic of Gabon	6.38	12-12-2024	700,000	689,612
Republic of Ghana	8.13	1-18-2026	225,000	238,757
Republic of Ghana	9.25	9-15-2022	600,000	666,660
Republic of Guatemala	4.38	6-5-2027	800,000	792,000
Republic of Hungary	5.38	2-21-2023	2,000,000	2,267,700
Republic of Hungary	5.38	3-25-2024	200,000	230,710
Republic of Hungary	6.25	1-29-2020	450,000	491,625
Republic of Indonesia	4.55	3-29-2026	1,000,000	1,063,750
Republic of Indonesia	5.88	1-15-2024	2,050,000	2,368,705
Republic of Indonesia	7.75	1-17-2038	275,000	392,806
Republic of Iraq	5.80	1-15-2028	500,000	474,313
Republic of Ivory Coast	5.38	7-23-2024	375,000	377,888
Republic of Ivory Coast	6.13	6-15-2033	500,000	498,850
Republic of Kazakhstan	3.88	10-14-2024	1,400,000	1,453,200
Republic of Kazakhstan	4.88	10-14-2044	300,000	310,695
Republic of Kenya	6.88	6-24-2024	850,000	891,608
Republic of Lithuania	6.63	2-1-2022	950,000	1,116,250
Republic of Namibia	5.25	10-29-2025	200,000	204,900
Republic of Namibia	5.50	11-3-2021	200,000	215,750
Republic of Panama	4.00	9-22-2024	2,100,000	2,254,350
Republic of Panama	4.50	5-15-2047	400,000	429,000
Republic of Paraguay	4.63	1-25-2023	225,000	237,375
Republic of Paraguay	5.00	4-15-2026	250,000	270,625
Republic of Peru	6.55	3-14-2037	1,065,000	1,443,075
Republic of Peru	7.35	7-21-2025	200,000	263,800
Republic of Peru	8.75	11-21-2033	325,000	511,875
Republic of Philippines	3.95	1-20-2040	1,850,000	1,951,088
Republic of Philippines	5.50	3-30-2026	379,000	456,624
Republic of Poland	3.25	4-6-2026	1,700,000	1,756,610
Republic of Poland	5.13	4-21-2021	625,000	690,625
Republic of Senegal	8.75	5-13-2021	850,000	975,375
Republic of Serbia	4.88	2-25-2020	425,000	446,386
Republic of Serbia	5.88	12-3-2018	950,000	991,420
Republic of South Africa	4.88	4-14-2026	1,800,000	1,847,326
Republic of South Africa	6.25	3-8-2041	200,000	222,254
Republic of Sri Lanka	5.88	7-25-2022	450,000	478,173
Republic of Turkey	3.25	3-23-2023	250,000	239,692
Republic of Turkey	5.63	3-30-2021	411,000	439,415
Republic of Turkey	6.63	2-17-2045	1,650,000	1,891,032
Republic of Turkey	8.00	2-14-2034	200,000	255,736
Republic of Venezuela	6.00	12-9-2020	425,000	163,625
Republic of Venezuela	9.00	5-7-2023	1,210,000	438,625
Republic of Venezuela	9.25	9-15-2027	300,000	117,750

The accompanying notes are an integral part of these financial statements.

96	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

EMERGING MARKETS BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Yankee Government Bonds (continued)
Republic of Zambia	8.50%	4-14-2024	$200,000	$216,940
Republica Orient Uruguay	4.13	11-20-2045	1,400,000	1,365,000
Republica Orient Uruguay	8.00	11-18-2022	270,000	330,750
Romania	6.13	1-22-2044	200,000	256,270
Romania	6.75	2-7-2022	802,000	935,790
Russian Federation	4.50	4-4-2022	600,000	640,219
Russian Federation	7.50	3-31-2030	479,750	575,433
Russian Federation	12.75	6-24-2028	950,000	1,676,389
Sri Lanka	6.25	7-27-2021	2,050,000	2,206,925
Sultanate of Oman	5.38	3-8-2027	1,650,000	1,718,063
Sultanate of Oman	6.50	3-8-2047	200,000	209,000
Ukraine Government	7.75	9-1-2019	1,500,000	1,562,250
Ukraine Government	7.75	9-1-2020	225,000	234,590
Ukraine Government	7.75	9-1-2025	600,000	616,500
Ukraine Government	7.75	9-1-2026	250,000	256,250
United Mexican States	6.75	9-27-2034	2,000,000	2,619,400
ZAR Sovereign Capital Fund Proprietary Limited	3.90	6-24-2020	200,000	203,927

Total Yankee Government Bonds (Cost $75,388,367)				76,615,322

	Yield		Shares
Short-Term Investments: 1.76%

Investment Companies: 1.76%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.92		1,716,841	1,716,841

Total Short-Term Investments (Cost $1,716,841)				1,716,841

Total investments in securities (Cost $91,831,305)	95.49%	93,135,546
Other assets and liabilities, net	4.51	4,393,719

Total net assets	100.00%	$97,529,265

±	Variable rate investment. The rate shown is the rate in effect at period end.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

Investments In Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period
Investment companies - 1.76%
Wells Fargo Government Money Market Fund Select Class	0	34,649,717	32,932,876	1,716,841	$0	$0	$4,849	$1,716,841

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	97

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

Common Stocks: 82.64%

Brazil: 4.02%
B2W Companhia Digital (Consumer Discretionary, Internet & Direct Marketing Retail) †	32,835	$192,868
Banco de Brasil SA (Financials, Banks)	120,109	1,171,386
Banco Santander (Brasil) SA (Financials, Banks)	1,200	6,351
BRF SA (Consumer Staples, Food Products) †	60,227	813,524
CCR SA (Industrials, Transportation Infrastructure)	119,682	663,833
Centrais Electricas Brasileiras SA (Utilities, Electric Utilities) †	31,866	178,369
Companhia de Saneamento Basico do Estado de Sao Paulo SA (Utilities, Water Utilities)	49,841	509,042
Companhia de Saneamento de Minas Gerais SA (Utilities, Water Utilities)	16,559	226,777
Companhia Hering (Consumer Discretionary, Specialty Retail)	27,210	233,388
CPFL Energia SA (Utilities, Electric Utilities)	50,112	431,258
CPFL Energias Renovaveis SA (Utilities, Independent Power & Renewable Electricity Producers) †	1,400	5,782
CVC Brasil Operadora e Agencia de Viagens SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	20,264	245,909
Ecorodovias Infraestrutura Logistica SA (Industrials, Transportation Infrastructure)	1,700	5,779
EDP Energias do Brasil SA (Utilities, Electric Utilities)	45,347	219,543
Embraer SA (Industrials, Aerospace & Defense)	66,730	380,091
Equatorial Energia SA (Utilities, Electric Utilities)	22,714	441,025
Estacio Participacoes SA (Consumer Discretionary, Diversified Consumer Services)	32,033	262,646
Fibria Celulose SA (Materials, Paper & Forest Products)	29,166	387,200
Fleury SA (Health Care, Health Care Providers & Services)	21,105	212,535
Grendene SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	24,740	214,088
Hypermarcas SA (Consumer Staples, Personal Products)	49,836	467,195
Iguatemi Empresa de Shopping Centers SA (Real Estate, Real Estate Management & Development)	26,580	315,800
JBS SA (Consumer Staples, Food Products)	98,129	270,273
Kroton Educacional SA (Consumer Discretionary, Diversified Consumer Services)	182,369	1,041,082
Light SA (Utilities, Electric Utilities) †	27,231	178,204
Localiza Rent a Car SA (Industrials, Road & Rail)	17,907	338,759
Lojas Renner SA (Consumer Discretionary, Multiline Retail)	92,033	894,645
M Dias Branco SA (Consumer Staples, Food Products)	26,055	406,405
MRV Engenharia e Participacoes SA (Consumer Discretionary, Household Durables)	1,900	8,142
Multiplan Empreendimentos Imobiliarios SA (Real Estate, Real Estate Management & Development)	13,775	319,842
Natura Cosmeticos SA (Consumer Staples, Personal Products)	33,576	314,657
Odontoprev SA (Health Care, Health Care Providers & Services)	45,262	213,092
Porto Seguro SA (Financials, Insurance)	16,668	184,003
Qualicorp SA (Health Care, Health Care Providers & Services)	26,101	288,965
Raia Drogasil SA (Consumer Staples, Food & Staples Retailing)	34,633	762,997
Rumo SA (Industrials, Road & Rail) †	127,675	418,979
Sao Martinho SA (Consumer Staples, Food Products)	37,811	209,604
Smiles SA (Consumer Discretionary, Media)	10,492	231,682
Tim Participacoes SA (Telecommunication Services, Wireless Telecommunication Services)	95,614	342,623
Ultrapar Participacoes SA (Energy, Oil, Gas & Consumable Fuels)	43,298	1,010,289
WEG SA (Industrials, Machinery)	67,610	439,443

		15,458,075

Chile: 2.76%
AES Gener SA (Utilities, Independent Power & Renewable Electricity Producers)	195,388	68,749
Aguas Andinas SA Class A (Utilities, Water Utilities)	390,950	251,162
Almendral SA (Telecommunication Services, Wireless Telecommunication Services)	84,862	6,787
Antarchile SA (Industrials, Industrial Conglomerates)	4,891	71,970

The accompanying notes are an integral part of these financial statements.

98	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

Chile (continued)
Banco de Chile (Financials, Banks)	5,660,298	$823,843
Banco de Credito e Inversiones (Financials, Banks)	8,155	533,262
Banco Santander Chile SA (Financials, Banks)	8,700,471	636,506
Banmedica SA (Health Care, Health Care Providers & Services)	32,620	83,477
CAP SA (Materials, Metals & Mining)	6,817	80,575
Cencosud SA (Consumer Staples, Food & Staples Retailing)	219,725	663,225
Colbun SA (Utilities, Independent Power & Renewable Electricity Producers)	826,298	200,619
Compania Cervecerias Unidas SA (Consumer Staples, Beverages)	32,132	440,692
Empresa Nacional de Telecomunicaciones SA (Telecommunication Services, Wireless Telecommunication Services)	12,086	127,196
Empresas CMPC SA (Materials, Paper & Forest Products)	247,153	650,273
Empresas Copec SA (Energy, Oil, Gas & Consumable Fuels)	55,359	705,436
Enel Americas SA (Utilities, Electric Utilities)	3,122,066	676,271
Enel Chile SA (Utilities, Electric Utilities)	2,828,002	334,715
Enel Generacion Chile SA (Utilities, Independent Power & Renewable Electricity Producers)	514,041	437,394
Engie Energia Chile SA (Utilities, Electric Utilities)	112,914	239,292
Grupo Security SA (Financials, Diversified Financial Services)	133,287	55,321
Inversiones Aguas Metropolitanas SA (Utilities, Water Utilities)	69,029	124,196
Itau CorpBanca SA (Financials, Banks)	40,091,631	387,242
LANTAM Airlines Group SA (Industrials, Airlines)	46,743	590,619
Parque Arauco SA (Real Estate, Real Estate Management & Development)	145,668	400,734
Quinenco SA (Industrials, Industrial Conglomerates)	28,133	83,248
Ripley Corporation SA (Consumer Discretionary, Multiline Retail)	162,374	154,813
SACI Falabella (Consumer Discretionary, Multiline Retail)	134,171	1,351,957
Sigdo Koppers SA (Industrials, Industrial Conglomerates)	3,641	6,435
Sociedad Matriz del Banco de Chile SA Class B (Financials, Banks)	515,192	230,723
Sociedad Matriz SAAM SA (Industrials, Transportation Infrastructure)	81,487	8,589
Vina Concha y Toro SA (Consumer Staples, Beverages)	109,453	186,966

		10,612,287

China: 12.47%
Agricultural Bank of China Limited H Shares (Financials, Banks)	3,572,000	1,679,706
Air China H Shares (Industrials, Airlines)	436,000	387,766
Aluminum Corporation of China Limited (Materials, Metals & Mining) †	294,000	217,520
Anhui Conch Cement Company Limited H Shares (Materials, Construction Materials)	192,000	716,404
Anhui Gujing Distillery Company Class B (Consumer Staples, Beverages)	34,400	147,521
BAIC Motor Corporation Limited H Shares (Consumer Discretionary, Auto Components)	189,000	168,333
Bank of China Limited H Shares (Financials, Banks)	9,339,000	4,916,676
Bank of Communications Limited H Shares (Financials, Banks)	989,847	756,386
Bank of Jinzhou Company Limited H Shares (Financials, Banks)	80,000	82,599
BBMG Corporation (Materials, Construction Materials)	379,000	195,172
Beijing Capital International Airport Company Limited H Shares (Industrials, Transportation Infrastructure)	226,000	365,608
Beijing Enterprises Water Group Limited (Utilities, Water Utilities)	232,000	197,144
China Agri-Industries Holdings Limited (Consumer Staples, Food Products)	826,000	386,309
China Cinda Asset Management Company Limited H Shares (Financials, Capital Markets)	1,508,000	560,749
China CITIC Bank H Shares (Financials, Banks)	1,104,351	729,578
China Communications Construction Company Limited H Shares (Industrials, Construction & Engineering)	633,000	842,841
China Communications Services Corporation Limited H Shares (Telecommunication Services, Diversified Telecommunication Services)	352,000	190,714
China Cosco Holdings Company Limited (Industrials, Marine)	412,500	261,445
China Eastern Airlines Company H Shares (Industrials, Airlines)	400,000	220,298

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	99

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

China (continued)
China Energy Engineering Corporation Limited H Shares (Industrials, Construction & Engineering)	916,000	$169,722
China Everbright Bank Company Limited H Shares (Financials, Banks)	400,000	192,186
China Huarong Asset Management Company Limited H Shares (Financials, Capital Markets)	1,425,000	608,185
China Jinmao Holdings Group Limited (Real Estate, Real Estate Management & Development)	668,000	297,050
China Mengniu Dairy Company Limited (Consumer Staples, Food Products)	430,000	1,004,428
China Merchants Bank Company Limited H Shares (Financials, Banks)	444,000	1,673,705
China Minsheng Banking Corporation Limited H Shares (Financials, Banks)	722,948	721,493
China Molybdenum Company Limited H Shares (Materials, Metals & Mining)	294,000	159,665
China National Building Material Company Limited H Shares (Materials, Construction Materials)	472,000	296,743
China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	3,112,000	2,381,993
China Railway Construction Corporation Limited H Shares (Industrials, Construction & Engineering)	258,000	338,253
China Railway Group Limited H Shares (Industrials, Construction & Engineering)	590,000	471,955
China Reinsurance Group Corporation H Shares (Financials, Insurance)	1,546,000	351,644
China Resources Beer Holdings Company Limited (Consumer Staples, Beverages)	92,000	230,889
China Resources Cement Holdings Limited (Materials, Construction Materials)	368,000	202,204
China Resources Power Holdings Company (Utilities, Independent Power & Renewable Electricity Producers)	304,000	557,830
China Southern Airlines Company H Shares (Industrials, Airlines)	372,000	290,441
China Telecom Corporation Limited H Shares (Telecommunication Services, Diversified Telecommunication Services)	1,708,000	877,380
China Unicom Hong Kong Limited (Telecommunication Services, Diversified Telecommunication Services) †	866,000	1,261,528
China Vanke Company Limited H Shares (Real Estate, Real Estate Management & Development)	70,600	211,554
Chongqing Changchun Automobile Class B (Consumer Discretionary, Automobiles)	148,500	194,312
Chongqing Rural Commercial Bank (Financials, Banks)	468,000	325,924
COSCO Shipping Ports Limited (Industrials, Transportation Infrastructure)	402,000	475,162
CRRC Corporation Limited H Shares (Industrials, Machinery)	533,000	480,846
CSG Holding Company Limited B Shares (Materials, Construction Materials)	179,170	109,896
Datang International Power Generation Company Limited (Utilities, Independent Power & Renewable Electricity Producers) †	20,000	6,568
Dazhong Transportation Group Class B (Industrials, Road & Rail)	94,700	64,775
Dongfeng Motor Group Company Limited H Shares (Consumer Discretionary, Automobiles)	454,000	589,418
Far East Horizon Limited (Financials, Diversified Financial Services)	468,000	427,588
Fuyao Glass Industry Group Company Limited H Shares (Consumer Discretionary, Auto Components)	128,800	410,639
Great Wall Motor Company Limited H Shares (Consumer Discretionary, Automobiles)	418,000	524,520
Guangzhou Automobile Group H Shares (Consumer Discretionary, Automobiles)	266,000	524,811
Guangzhou R&F Properties Company Limited H Shares (Real Estate, Real Estate Management & Development)	143,200	334,498
Huadian Fuxin Energy Corporation Limited H Shares (Utilities, Independent Power & Renewable Electricity Producers)	258,000	57,035
Huaneng Power International Incorporated H Shares (Utilities, Independent Power & Renewable Electricity Producers)	578,000	378,157
Industrial & Commercial Bank of China Limited H Shares (Financials, Banks)	8,326,000	6,234,592
Jiangsu Express Company Limited H Shares (Industrials, Transportation Infrastructure)	212,000	325,081
Lao Feng Xiang Company Limited Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	40,700	157,428
Legend Holdings Corporation H Shares (Financials, Diversified Financial Services)	69,400	164,948
Lenovo Group Limited (Information Technology, Technology Hardware, Storage & Peripherals)	314,000	171,731
Metallurgical Corporation of China Limited H Shares (Industrials, Construction & Engineering) †	575,000	188,832
New China Life Insurance Company Limited H Shares (Financials, Insurance)	97,600	624,830
Nexteer Automotive Group Limited (Consumer Discretionary, Auto Components)	148,000	245,855
Orient Securities Company Limited of China H Shares (Financials, Diversified Financial Services) †	208,800	220,386
PetroChina Company Limited H Shares (Energy, Oil, Gas & Consumable Fuels)	2,434,692	1,555,565
PICC Property & Casualty Company Limited H Shares (Financials, Insurance)	312,000	586,065
Poly Property Group Company Limited (Real Estate, Real Estate Management & Development) †	575,000	301,249
Postal Savings Bank of China Company Limited H Shares (Financials, Banks)	1,350,000	814,235

The accompanying notes are an integral part of these financial statements.

100	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

China (continued)
Shandong Weigao Group Medical Polymer Company Limited H Shares (Health Care, Health Care Equipment & Supplies)	380,000	$303,485
Shanghai Electric Group Company Limited (Industrials, Electrical Equipment) †	488,000	221,372
Shanghai Fosun Pharmaceutical Company Limited H Shares (Health Care, Pharmaceuticals)	69,500	261,100
Shanghai Industrial Holdings Limited (Industrials, Industrial Conglomerates)	136,000	413,609
Shanghai Jinqiao Export Processing Zone Development Compay Limited Class B (Real Estate, Real Estate Management & Development)	49,900	71,257
Shanghai Mechanical & Electrical Industry Company Limited Class B (Industrials, Machinery)	35,000	70,945
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Health Care Providers & Services)	158,800	390,824
Shanghai Zhenhua Heavy Industry Company Limited Class B (Industrials, Machinery)	173,300	89,943
Shenzhen Expressway Company Limited (Industrials, Transportation Infrastructure)	144,000	140,582
Shenzhen Investment Limited (Real Estate, Real Estate Management & Development)	920,000	419,691
Sinopec Engineering Group H Shares (Industrials, Construction & Engineering)	255,500	230,499
Sinopec Shanghai Petrochemical Company Limited (Materials, Chemicals)	630,000	392,857
Sinopharm Group Company Limited H Shares (Health Care, Health Care Providers & Services)	173,200	782,368
Sinotruk Hong Kong Limited (Industrials, Machinery)	218,000	241,240
Tong Ren Tang Technologies Company Limited H Shares (Health Care, Pharmaceuticals)	189,000	265,661
Tsingtao Brewery Company Limited H Shares (Consumer Staples, Beverages)	102,000	422,950
Weichai Power Company Limited (Industrials, Machinery)	257,000	264,693
Yantai Changyu Pioneer Wine Company Limited Class B (Consumer Staples, Beverages)	75,300	186,957
Yuexiu Property Company Limited (Real Estate, Real Estate Management & Development)	1,960,000	360,656
Zhejiang Expressway Company Limited (Industrials, Transportation Infrastructure)	206,000	257,706
Zijin Mining Group Company Limited H Shares (Materials, Metals & Mining)	890,000	326,397
Zoomlion Heavy Industry Science and Technology Company Limited H Shares (Industrials, Machinery)	11,400	5,201

		47,936,556

Colombia: 0.58%
Almacenes Exito SA (Consumer Staples, Food & Staples Retailing)	52,361	272,697
Cementos Argos SA (Materials, Construction Materials)	87,626	355,341
Corporacion Financiera Colombiana SA (Financials, Diversified Financial Services)	23,739	231,651
Empresa de Energia de Bogota SA (Utilities, Gas Utilities)	136,636	90,340
Grupo Argos SA (Materials, Construction Materials)	23,111	164,401
Grupo de Inversiones Suramericana SA (Financials, Diversified Financial Services)	40,649	571,978
Grupo Nutresa SA (Consumer Staples, Food Products)	18,688	171,970
Interconexion Electrica SA (Utilities, Electric Utilities)	83,776	379,496

		2,237,874

Greece: 0.31%
Hellenic Telecommunications Organization SA (Telecommunication Services, Diversified Telecommunication Services)	15,140	192,851
Jumbo SA (Consumer Discretionary, Specialty Retail)	16,390	273,161
Motor Oil (Hellas) Corinth Refineries SA (Energy, Oil, Gas & Consumable Fuels)	295	6,637
Mytilineos Holdings SA (Industrials, Industrial Conglomerates)	18,599	190,193
OPAP SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	22,538	251,937
Titan Cement Company SA (Materials, Construction Materials)	9,641	273,730

		1,188,509

India: 2.67%
Doctor Reddy’s Laboratories Limited ADR (Health Care, Pharmaceuticals)	101,849	3,278,519
Infosys Limited ADR (Information Technology, IT Services)	466,229	6,993,435

		10,271,954

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	101

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

Indonesia: 1.47%
PT Ace Hardware Incorporated Indonesia Tbk (Consumer Discretionary, Specialty Retail)	3,336,900	$272,614
PT AKR Corporindo Tbk (Industrials, Trading Companies & Distributors)	432,400	219,571
PT Bank Danamon Indonesia Tbk (Financials, Banks)	487,500	199,136
PT Bank Negara Indonesia Persero Tbk (Financials, Banks)	1,207,600	665,257
PT Bank Sinarmas Tbk (Financials, Banks) †	81,800	5,334
PT Bank Tabungan Negara Persero Tbk (Financials, Banks)	1,143,600	258,000
PT Gudang Garam Tbk (Consumer Staples, Tobacco)	95,400	494,804
PT Hanjaya Mandala Sampoerna Tbk (Consumer Staples, Tobacco)	1,920,400	523,929
PT Hanson International Tbk (Real Estate, Real Estate Management & Development) †	19,056,900	192,826
PT Indofood CBP Sukses Makmur Tbk (Consumer Staples, Food Products)	657,700	430,103
PT Indofood Sukses Makmur Tbk (Consumer Staples, Food Products)	969,800	608,760
PT Jasa Marga (Persero) Tbk (Industrials, Transportation Infrastructure)	655,600	286,229
PT Kalbe Farma Tbk (Health Care, Pharmaceuticals)	3,717,000	476,396
PT Mayora Indah Tbk (Consumer Staples, Food Products)	388,787	58,280
PT Perusahaan Gas Negara Persero Tbk (Utilities, Gas Utilities)	1,381,900	219,579
PT Properti Tbk (Real Estate, Real Estate Management & Development)	3,342,300	51,104
PT Sumber Alfaria Trijaya Tbk (Consumer Staples, Food & Staples Retailing)	117,000	5,963
PT Surya Citra Media Tbk (Consumer Discretionary, Media)	1,098,300	181,925
PT Ultrajaya Milk Industry & Trading Company Tbk (Consumer Staples, Food Products)	62,000	5,553
PT United Tractors Tbk (Energy, Oil, Gas & Consumable Fuels)	226,100	513,478

		5,668,841

Luxembourg: 0.07%
Kernel Holding SA (Consumer Staples, Food Products)	16,128	274,429

Malaysia: 4.69%
Aeon Company Bhd (Consumer Discretionary, Multiline Retail)	44,500	20,945
Affin Holdings Bhd (Financials, Banks)	15,300	9,136
Alliance Financial Group Bhd (Financials, Banks)	178,600	160,596
AMMB Holdings Bhd (Financials, Banks)	172,900	173,285
Astro Malaysia Holdings Bhd (Consumer Discretionary, Media)	380,700	238,913
Axiata Group Bhd (Telecommunication Services, Wireless Telecommunication Services)	512,300	591,415
Batu Kawan Bhd (Materials, Chemicals)	2,000	8,851
Bermaz Auto Bhd (Consumer Discretionary, Specialty Retail)	180,500	79,039
Bimb Holdings Bhd (Financials, Banks)	52,600	54,195
Boustead Holdings Bhd (Industrials, Industrial Conglomerates)	147,300	93,130
British American Tobacco Malaysia Bhd (Consumer Staples, Tobacco)	39,900	412,781
Bursa Malaysia Bhd (Financials, Diversified Financial Services)	150,100	357,105
Cahya Mata Sarawak Bhd (Materials, Construction Materials)	361,600	343,776
Carlsberg Brewery Malaysia Bhd (Consumer Staples, Beverages)	2,300	7,982
Dialog Group Bhd (Industrials, Construction & Engineering)	27,100	13,009
Digi.com Bhd (Telecommunication Services, Wireless Telecommunication Services)	424,000	480,543
Felda Global Ventures Holdings Bhd (Consumer Staples, Food Products)	489,400	177,630
Fraser & Neave Holdings Bhd (Consumer Staples, Beverages)	29,800	169,708
Genting Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	469,400	1,067,293
Genting Malaysia Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	657,500	903,764
HAP Seng Consolidated Bhd (Industrials, Industrial Conglomerates)	87,500	186,044
Hartalega Holdings Bhd (Health Care, Health Care Equipment & Supplies)	241,400	383,821
Heineken Malaysia Bhd (Consumer Staples, Beverages)	11,800	51,947
IGB REIT Bhd (Real Estate, Equity REITs)	265,300	106,853

The accompanying notes are an integral part of these financial statements.

102	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

Malaysia (continued)
Inari Amertron Bhd (Information Technology, Electronic Equipment, Instruments & Components)	520,600	$309,641
IOI Corporation Bhd (Consumer Staples, Food Products)	511,400	543,673
IOI Properties Group Bhd (Real Estate, Real Estate Management & Development)	316,200	147,345
KLCC Property Holdings Bhd (Real Estate, Equity REITs)	116,600	212,968
Kossan Rubber Industries Bhd (Health Care, Health Care Equipment & Supplies)	44,200	74,521
KPJ Healthcare Bhd (Health Care, Health Care Providers & Services)	68,900	67,117
Kuala Lumpur Kepong Bhd (Consumer Staples, Food Products)	128,700	739,562
LPI Capital Bhd (Financials, Insurance)	12,200	50,965
Mah Sing Group Bhd (Real Estate, Real Estate Management & Development)	187,100	64,842
Malayan Banking Bhd (Financials, Banks)	523,400	1,159,434
Malaysia Airports Holdings Bhd (Industrials, Transportation Infrastructure)	254,700	536,776
Malaysia Building Society Bhd (Financials, Thrifts & Mortgage Finance)	672,100	203,023
Malaysian Resources Corporation Bhd (Industrials, Construction & Engineering)	586,700	164,861
Maxis Bhd (Telecommunication Services, Wireless Telecommunication Services)	216,500	293,027
My EG Services Bhd (Information Technology, IT Services)	382,600	189,934
Nestle Malaysia Bhd (Consumer Staples, Food Products)	11,600	228,170
Press Metal Bhd (Materials, Metals & Mining)	368,800	310,032
Public Bank Bhd (Financials, Banks)	318,400	1,535,895
Ql Resources Bhd (Consumer Staples, Food Products)	92,200	104,064
Sapurakencana Petroleum Bhd (Energy, Energy Equipment & Services)	11,300	3,652
Sime Darby Bhd (Industrials, Industrial Conglomerates)	591,900	1,247,418
SP Setia Bhd (Real Estate, Real Estate Management & Development)	394,499	310,389
Sunway Bhd (Real Estate, Real Estate Management & Development)	430,300	437,303
Sunway Real Estate Investment Trust (Real Estate, Real Estate Management & Development)	12,700	5,085
Telecom Malaysia Bhd (Telecommunication Services, Diversified Telecommunication Services)	340,400	512,533
Tenaga Nasional Bhd (Utilities, Electric Utilities)	336,500	1,125,213
Top Glove Corporation Bhd (Health Care, Health Care Equipment & Supplies)	207,300	272,322
UMW Holdings Bhd (Consumer Discretionary, Automobiles)	58,400	83,145
WCT Holdings Bhd (Industrials, Construction & Engineering) †	440,900	180,676
Westports Holdings Bhd (Industrials, Transportation Infrastructure)	219,700	192,922
Yinson Holdings Bhd (Energy, Energy Equipment & Services)	6,500	5,540
YTL Corporation Bhd (Utilities, Multi-Utilities)	1,323,900	443,315
YTL Power International Bhd (Utilities, Multi-Utilities)	567,300	187,307

		18,034,431

Mexico: 4.30%
Alsea SAB de CV (Consumer Discretionary, Hotels, Restaurants & Leisure)	75,674	275,113
America Movil SAB de CV Series L (Telecommunication Services, Wireless Telecommunication Services)	2,851,523	2,650,688
Arca Continental SAB de CV (Consumer Staples, Beverages)	131,967	963,075
Banregio Grupo Financiero SAB de CV (Financials, Banks)	30,983	200,445
Coca-Cola Femsa SAB de CV Series L (Consumer Staples, Beverages)	85,028	696,755
El Puerto de Liverpool SAB de CV (Consumer Discretionary, Multiline Retail)	23,933	213,090
Fibra Uno Administracion SAB de CV (Real Estate, Equity REITs)	395,353	703,616
Fomento Economico Mexicano SAB de CV (Consumer Staples, Beverages)	276,528	2,769,417
Genomma Lab Internacional SAB de CV (Health Care, Pharmaceuticals) †	159,993	205,548
Gentera SAB de CV (Financials, Consumer Finance)	129,148	198,931
Gruma SAB de CV Class B (Consumer Staples, Food Products)	32,320	474,065
Grupo Aeromexico SAB de CV (Industrials, Airlines) †	74,970	151,498
Grupo Aeroportuario del Centro Norte SAB de CV (Industrials, Transportation Infrastructure)	32,910	199,088

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	103

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

Mexico (continued)
Grupo Aeroportuario del Pacifico SAB de CV Class B (Industrials, Transportation Infrastructure)	43,915	$485,173
Grupo Aeroportuario del Sureste SAB de CV Class B (Industrials, Transportation Infrastructure)	22,475	457,551
Grupo Carso SAB de CV (Industrials, Industrial Conglomerates)	51,801	208,777
Grupo Comercial Chedraui SAB de CV (Consumer Staples, Food & Staples Retailing)	35,944	77,078
Grupo Elektra SAB de CV (Financials, Banks)	9,179	399,416
Grupo Financiero Santander SAB de CV Class B (Financials, Banks)	141,703	291,026
Grupo Gicsa SAB de CV (Real Estate, Real Estate Management & Development) †	114,178	76,697
Grupo Lala SAB de CV (Consumer Staples, Food Products)	117,067	207,888
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV (Industrials, Construction & Engineering) †	9,700	18,500
Industrias Bachoco SAB de CV Ser B (Consumer Staples, Food Products)	34,455	182,187
Industrias CH SAB de CV (Materials, Metals & Mining) †	1,100	5,233
Industrias Penoles SAB de CV (Materials, Metals & Mining)	17,433	453,521
Infraestructura Energetica Nova SAB de CV (Utilities, Gas Utilities)	89,626	488,703
Macquarie Mexico Real Estate Management SA de CV (Real Estate, Equity REITs) 144A	160,605	215,227
Mexichem SAB de CV (Materials, Chemicals)	111,524	296,911
Nemak SAB de CV (Consumer Discretionary, Auto Components) 144A	199,820	168,200
OHL Mexico SAB de CV (Industrials, Transportation Infrastructure)	135,591	191,944
Organizacion Soriana SAB de CV Class B (Consumer Staples, Food & Staples Retailing) †	25,823	63,564
PLA Administradora Industria S de RL de CV (Real Estate, Equity REITs)	105,904	180,483
Prologis Property Mexico SA de CV (Real Estate, Equity REITs)	111,194	226,751
Promotora Y Operadora de Infraestructura SAB de CV (Industrials, Transportation Infrastructure)	27,604	301,650
Telesites SAB de CV (Telecommunication Services, Diversified Telecommunication Services) †	259,729	205,410
Wal-Mart de Mexico SAB de CV (Consumer Staples, Food & Staples Retailing)	670,839	1,632,143

		16,535,362

Philippines: 1.67%
Alliance Global Group Incorporated (Industrials, Industrial Conglomerates)	1,201,900	326,488
Ayala Corporation (Financials, Diversified Financial Services)	51,500	925,933
Belle Corporation (Real Estate, Real Estate Management & Development)	73,000	5,250
Bloomberry Resorts Corporation (Consumer Discretionary, Hotels, Restaurants & Leisure) †	876,100	192,102
Cebu Air Incorporated (Industrials, Airlines)	40,340	85,379
China Banking Corporation (Financials, Banks)	12,600	8,877
Cosco Capital Incorporated (Consumer Staples, Food & Staples Retailing)	32,000	4,903
D&L Industries Incorporated (Materials, Chemicals)	841,400	170,023
DMCI Holdings Incorporated (Industrials, Industrial Conglomerates)	1,116,100	342,442
Energy Development Corporation (Utilities, Independent Power & Renewable Electricity Producers)	2,604,400	345,082
First Gen Corporation (Utilities, Independent Power & Renewable Electricity Producers)	265,400	87,239
First Philippine Holdings Corporation (Utilities, Electric Utilities)	4,850	6,350
Globe Telecom Incorporated (Telecommunication Services, Wireless Telecommunication Services)	5,350	209,107
GT Capital Holdings Incorporated (Financials, Diversified Financial Services)	18,525	404,748
International Container Term Services Incorporated (Industrials, Transportation Infrastructure)	262,880	536,343
Jollibee Foods Corporation (Consumer Discretionary, Hotels, Restaurants & Leisure)	97,980	456,104
Manila Electric Company (Utilities, Electric Utilities)	76,690	406,156
Manila Water Company (Utilities, Water Utilities)	295,300	178,611
Max’s Group Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	231,500	89,849
Petron Corporation (Energy, Oil, Gas & Consumable Fuels)	1,003,000	192,093
Philippine National Bank (Financials, Banks)	26,120	30,883
Philippine Seven Corporation (Consumer Staples, Food & Staples Retailing)	1,390	4,618
Puregold Price Club Incorporated (Consumer Staples, Food & Staples Retailing)	208,100	195,411

The accompanying notes are an integral part of these financial statements.

104	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

Philippines (continued)
Rizal Commercial Banking (Financials, Banks)	60,330	$60,483
Robinsons Land Company (Financials, Real Estate Management & Development)	471,200	213,638
Robinsons Retail Holdings (Consumer Staples, Food & Staples Retailing)	246,460	437,097
San Miguel Corporation (Consumer Staples, Beverages)	26,850	52,472
Semirara Mining and Power Corporation (Energy, Oil, Gas & Consumable Fuels)	96,020	325,759
Vista Land & Lifescapes Incorporated (Real Estate, Real Estate Management & Development)	1,110,400	129,116

		6,422,556

Poland: 2.07%
Alior Bank SA (Financials, Banks) †	15,045	278,353
Amrest Holdings SE (Consumer Discretionary, Hotels, Restaurants & Leisure) †	755	75,557
Budimex SA (Industrials, Construction & Engineering)	2,353	149,829
CCC SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	4,387	322,449
CD Projekt SA (Information Technology, Software)	10,801	252,517
Ciech SA (Materials, Chemicals) †	4,936	86,798
Cyfrowy Polsat SA (Consumer Discretionary, Media)	56,065	421,199
Enea SA (Utilities, Electric Utilities)	55,622	237,781
Eurocash SA (Consumer Staples, Food & Staples Retailing)	22,297	244,640
Grupa Kety SA (Materials, Metals & Mining)	1,665	187,676
Grupa Lotos SA (Energy, Oil, Gas & Consumable Fuels)	13,965	230,421
ING Bank Slaski SA (Financials, Banks) †	1,117	62,624
Inter Cars SA (Consumer Discretionary, Distributors)	64	5,131
Jastrzebska Spolka Weglowa SA (Materials, Metals & Mining) †	8,945	260,780
Kruk SA (Financials, Diversified Financial Services)	3,674	351,148
LPP SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	224	548,330
Orange Polska SA (Telecommunication Services, Diversified Telecommunication Services) †	138,633	232,784
PKO Bank Polski SA (Financials, Banks) †	71,817	738,443
Polska Grupa Energetyczna SA (Utilities, Electric Utilities)	123,411	493,672
Polski Koncern Naftowy Orlen SA (Energy, Oil, Gas & Consumable Fuels)	38,149	1,260,832
Polskie Gornictwo Naftowe i Gazownictwo SA (Energy, Oil, Gas & Consumable Fuels)	203,370	389,375
Powszechny Zaklad Ubezpieczen SA (Financials, Insurance)	47,283	642,846
Synthos SA (Materials, Chemicals)	109,761	147,074
Tauron Polska Energia SA (Utilities, Electric Utilities) †	298,584	328,105

		7,948,364

Russia: 1.94%
Aeroflot PJSC (Industrials, Airlines)	60,058	201,384
Alrosa PJSC (Materials, Metals & Mining)	334,200	465,247
Bank Otkritie Financial Corporation PJSC (Financials, Banks) †	2,043	44,026
Bashneft PJSC (Energy, Oil, Gas & Consumable Fuels) †	102	3,833
Credit Bank of Moscow PJSC (Financials, Banks) †	1,243,300	98,169
Gazprom Neft PJSC (Energy, Oil, Gas & Consumable Fuels)	39,455	140,869
Inter Rao Ues PJSC (Utilities, Electric Utilities)	4,043,002	269,673
LSR Group PJSC (Real Estate, Construction Materials)	2,444	32,844
Lukoil PJSC (Energy, Oil, Gas & Consumable Fuels)	7,560	381,877
Magnit PJSC (Consumer Staples, Food & Staples Retailing)	7,224	1,351,270
Magnitogorsk Iron & Steel Works PJSC (Materials, Metals & Mining)	173,000	120,568
MMC Norilsk Nickel PJSC (Materials, Metals & Mining)	11,701	1,972,861
Mobile TeleSystems OJSC (Telecommunication Services, Wireless Telecommunication Services)	125,114	583,132

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	105

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

Russia (continued)
Nizhnekamskneftekhim PJSC (Materials, Chemicals) †	5,400	$4,618
Novolipetsk Steel PJSC (Materials, Metals & Mining)	117,410	278,319
PhosAgro PJSC (Materials, Chemicals)	5,015	199,805
Pik Group PJSC (Real Estate, Construction & Engineering) †	24,459	122,200
Severstal PJSC (Materials, Metals & Mining)	21,260	333,900
United Wagon PJSC (Industrials, Road & Rail) †	11,222	151,290
VTB Bank PJSC (Financials, Banks)	625,185,027	698,422

		7,454,307

South Africa: 3.71%
Advtech Limited (Consumer Discretionary, Diversified Consumer Services)	58,617	82,009
Aeci Limited (Materials, Chemicals)	15,370	126,422
Alexander Forbes Group Holdings Limited (Financials, Diversified Financial Services)	71,394	36,990
Anglogold Ashanti Limited (Materials, Metals & Mining)	39,838	403,196
Arrowhead Properties Limited REIT (Real Estate, Equity REITs)	216,729	141,945
Attacq Limited (Real Estate, Real Estate Management & Development) †	207,533	288,755
Avi Limited (Consumer Staples, Food Products)	65,619	498,319
Barloworld Limited (Industrials, Trading Companies & Distributors)	23,914	236,222
Bid Corporation Limited (Consumer Staples, Food & Staples Retailing)	42,836	972,843
Capitec Bank Holdings Limited (Financials, Banks)	8,616	596,422
Clicks Group Limited (Consumer Staples, Food & Staples Retailing)	51,938	594,090
Distell Group Limited (Consumer Staples, Beverages)	20,587	218,693
Emira Property Fund Limited (Real Estate, Real Estate Management & Development)	59,962	63,932
Famous Brands Limited (Consumer Discretionary, Hotels, Restaurants & Leisure) †	506	4,598
Fortress Income Fund Limited (Real Estate, Real Estate Management & Development)	135,408	410,218
Gold Fields Limited (Materials, Metals & Mining)	80,109	357,169
Growthpoint Properties Limited (Real Estate, Equity REITs)	277,793	537,061
Harmony Gold Mining Company Limited (Materials, Metals & Mining)	32,545	64,646
Hyprop Investments Limited (Real Estate, Real Estate Management & Development)	34,851	305,759
Imperial Holdings Limited (Consumer Discretionary, Distributors)	12,679	203,332
Investec Limited (Financials, Capital Markets)	26,492	201,754
Liberty Holdings Limited (Financials, Insurance)	22,965	182,890
Life Healthcare Group Holdings Limited (Health Care, Health Care Providers & Services)	2,304	4,670
Massmart Holdings Limited (Consumer Staples, Food & Staples Retailing)	546	5,106
Mondi Limited (Materials, Paper & Forest Products)	15,865	432,604
Mr. Price Group Limited (Consumer Discretionary, Specialty Retail)	19,579	272,793
Nampak Limited (Materials, Containers & Packaging) †	131,716	191,163
Nedbank Group Limited (Financials, Banks)	12,581	212,640
Netcare Limited (Health Care, Health Care Providers & Services)	101,032	187,249
Omnia Holdings Limited (Materials, Chemicals)	421	4,579
Pick’n Pay Stores Limited (Consumer Staples, Food & Staples Retailing)	43,578	214,327
Pioneer Foods Group Limited (Consumer Staples, Food Products)	19,134	186,284
PPC Limited (Materials, Construction Materials)	146,401	63,923
PSG Group Limited (Financials, Diversified Financial Services)	18,928	367,538
Redefine Properties Limited (Real Estate, Equity REITs)	522,663	428,295
Resilient REIT Limited (Real Estate, Equity REITs)	58,448	561,892
Reunert Limited (Industrials, Industrial Conglomerates)	19,622	104,832
SA Corporate Real Estate Limited REIT (Real Estate, Equity REITs)	559,282	232,591
Santam Limited (Financials, Insurance)	10,271	204,492

The accompanying notes are an integral part of these financial statements.

106	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

South Africa (continued)
Sappi Limited (Materials, Paper & Forest Products)	56,581	$380,143
Shoprite Holdings Limited (Consumer Staples, Food & Staples Retailing)	53,258	922,750
Sibanye Gold Limited (Materials, Metals & Mining)	133,393	212,978
SPAR Group Limited (Consumer Staples, Food & Staples Retailing)	16,719	217,265
Super Group Limited (Consumer Staples, Food & Staples Retailing) †	38,358	121,808
Telkom South Africa Limited (Telecommunication Services, Diversified Telecommunication Services)	879	4,241
The Bidvest Group Limited (Industrials, Industrial Conglomerates)	32,218	424,620
Tiger Brands Limited (Consumer Staples, Food Products)	24,264	751,678
Tongaat-Hulett Limited (Consumer Staples, Food Products)	25,044	228,363
Truworths International Limited (Consumer Discretionary, Specialty Retail)	1,217	7,768
Vodacom Group Proprietary Limited (Consumer Discretionary, Media)	19,028	265,613
Vukile Property Fund Limited REIT (Real Estate, Equity REITs)	154,610	222,845
Wilson Bayly Holmes Ovcon Limited (Industrials, Construction & Engineering)	465	4,960
Woolworths Holdings Limited (Consumer Discretionary, Multiline Retail)	47,994	218,927
Zeder Investments Limited (Financials, Capital Markets)	136,614	66,686

		14,252,888

South Korea: 18.15%
Amorepacific Corporation (Consumer Staples, Personal Products)	2,719	694,459
Amorepacific Group (Consumer Staples, Personal Products)	5,515	655,383
Asiana Airlines (Industrials, Airlines) †	37,608	149,585
BGF Retail Company Limited (Consumer Staples, Food & Staples Retailing)	4,508	364,606
Binggrae Company Limited (Consumer Staples, Food Products)	3,028	162,732
BNK Financial Group Incorporated (Financials, Banks)	43,518	380,532
Celltrion Incorporated (Health Care, Pharmaceuticals) †	10,181	1,039,228
Chabiotech Company Limited (Health Care, Health Care Providers & Services) †	453	5,042
Cheil Worldwide Incorporated (Consumer Discretionary, Media)	14,327	241,409
Chong Kun Dang Pharmaceutical Corporation (Health Care, Pharmaceuticals)	1,827	168,507
CJ CGV Company Limited (Consumer Discretionary, Media)	69	4,002
CJ Cheiljedang Corporation (Consumer Staples, Food Products)	1,706	548,444
CJ Corporation (Industrials, Industrial Conglomerates)	2,038	319,906
CJ E&M Corporation (Consumer Discretionary, Media)	3,459	233,136
CJ Korea Express Corporation (Industrials, Road & Rail) †	1,860	278,769
CJ O Shopping Company Limited (Consumer Discretionary, Internet & Direct Marketing Retail)	1,188	225,463
Com2us Corporation (Information Technology, Software)	49	4,737
Cosmax Incorporated (Consumer Staples, Personal Products)	1,971	206,259
Coway Company Limited (Consumer Discretionary, Household Durables)	6,535	572,595
Daelim Industrial Company Limited (Industrials, Construction & Engineering)	4,244	315,402
Daesang Corporation (Consumer Staples, Food Products)	8,560	182,951
Daewoo Engineering & Construction Company Limited (Industrials, Construction & Engineering) †	30,823	192,165
Daewoo Securities Company Limited (Financials, Capital Markets)	25,827	232,480
Daewoong Pharmaceutical Company (Health Care, Pharmaceuticals)	2,577	230,824
Daishin Securities Company Limited (Financials, Capital Markets)	15,159	189,555
DGB Financial Group Incorporated (Financials, Banks)	20,249	197,534
Dong-A Socio Holdings Company Limited (Health Care, Pharmaceuticals) (a)	1,647	184,769
Dong-A ST Company Limited (Health Care, Pharmaceuticals)	2,406	178,167
Dongbu Insurance Company Limited (Financials, Insurance)	7,348	490,040
Dongkuk Steel Mill Company Limited (Materials, Metals & Mining)	8,851	99,295
Doosan Corporation (Industrials, Industrial Conglomerates)	2,676	303,767
E-MART Limited (Consumer Staples, Food & Staples Retailing)	3,289	653,366

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	107

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

South Korea (continued)
Grand Korea Leisure Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	245	$5,019
Green Cross Corporation (Health Care, Biotechnology)	1,266	203,777
Green Cross Holdings Corporation (Health Care, Biotechnology)	6,834	204,547
GS Engineering & Construction Corporation (Industrials, Construction & Engineering) †	7,339	185,493
GS Holdings Corporation (Energy, Oil, Gas & Consumable Fuels)	9,629	602,880
GS Home Shopping Incorporated (Consumer Discretionary, Internet & Direct Marketing Retail)	1,014	198,286
GS Retail Company Limited (Consumer Staples, Food & Staples Retailing)	7,371	263,764
Hana Financial Group Incorporated (Financials, Banks)	33,569	1,458,745
Hana Tour Service Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	2,521	190,260
Hanil Cement Company Limited (Materials, Construction Materials)	1,994	227,234
Hankook Tire Company Limited (Consumer Discretionary, Auto Components)	11,932	624,324
Hankook Tire Worldwide Company Limited (Financials, Diversified Financial Services)	10,362	195,735
Hanmi Pharm Company Limited (Health Care, Pharmaceuticals) †	823	294,137
Hanmi Science Company Limited (Health Care, Pharmaceuticals)	4,242	336,697
Hanon Systems (Consumer Discretionary, Auto Components)	23,361	239,287
Hansol Chemical Company Limited (Materials, Chemicals)	74	5,066
Hanssem Company Limited (Consumer Discretionary, Household Durables)	2,199	331,527
Hanwha Chem Corporation (Materials, Chemicals)	13,471	422,313
Hanwha Corporation (Korea) (Industrials, Industrial Conglomerates)	10,697	466,262
Hanwha Life Insurance Company Limited (Financials, Insurance)	69,610	451,885
Hanwha Techwin Company Limited (Industrials, Aerospace & Defense) †	6,030	207,488
Hite Jinro Company Limited (Consumer Staples, Beverages)	11,876	274,888
Hotel Shilla Company Limited (Consumer Discretionary, Specialty Retail)	5,656	310,488
Huchems Fine Chemical Corporation (Materials, Chemicals)	271	5,756
Hugel Incorporated (Health Care, Biotechnology) †	457	235,066
Hyosung Corporation (Materials, Chemicals)	2,631	369,824
Hyundai Elevator Company (Industrials, Machinery)	91	4,197
Hyundai Engineering & Construction Company Limited (Industrials, Construction & Engineering)	10,004	360,644
Hyundai Glovis Company Limited (Industrials, Air Freight & Logistics)	1,853	254,714
Hyundai Heavy Industries Company Limited (Industrials, Machinery)	5,285	696,011
Hyundai Home Shopping Network Corporation (Consumer Discretionary, Internet & Direct Marketing Retail)	2,176	265,342
Hyundai Marine & Fire Insurance Company Limited (Financials, Insurance)	9,711	397,879
Hyundai Merchant Marine Company Limited (Industrials, Marine) †	25,230	199,137
Hyundai Mipo Dockyard Company Limited (Industrials, Machinery) †	2,398	214,791
Hyundai Mobis (Consumer Discretionary, Auto Components)	8,609	1,801,813
Hyundai Motor Company (Consumer Discretionary, Automobiles)	19,456	2,424,236
Hyundai Robotics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment) †	759	298,188
Hyundai Rotem Company (Industrials, Machinery) †	11,084	181,850
Hyundai Steel Company (Materials, Metals & Mining)	8,997	460,382
Ilyang Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	5,593	179,555
Industrial Bank of Korea (Financials, Banks)	29,071	385,431
Innocean Worldwide Incorporated (Consumer Discretionary, Media)	83	5,278
Is Dongseo Company Limited (Industrials, Building Products)	126	3,989
JB Financial Group Company Limited (Financials, Banks)	39,586	218,362
Jeil Pharmaceutical Company Limited (Health Care, Pharmaceuticals) †	48	2,114
Kangwon Land Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	12,826	392,424
KB Financial Group Incorporated (Financials, Banks)	51,523	2,531,371
KEPCO Plant Service & Engineering Company Limited (Industrials, Commercial Services & Supplies)	110	4,463
Kia Motors Corporation (Consumer Discretionary, Automobiles)	35,071	1,102,578
Kiwoom Securities Company (Financials, Capital Markets)	2,466	176,487

The accompanying notes are an integral part of these financial statements.

108	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

South Korea (continued)
Koh Young Technology Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	3,679	$199,024
Kolon Industries Incorporated (Materials, Chemicals)	85	5,390
Kolon Life Science Incorporated (Health Care, Pharmaceuticals)	1,290	149,867
Korea Aerospace Industries Limited (Industrials, Aerospace & Defense)	7,810	320,337
Korea Electric Power Corporation (Utilities, Electric Utilities)	37,072	1,410,419
Korea Gas Corporation (Utilities, Gas Utilities) †	12,195	489,920
Korea Investment Holdings Company Limited (Financials, Capital Markets)	8,020	467,288
Korea Kolmar Company Limited (Consumer Staples, Personal Products)	3,139	189,019
Korea Petrochemical Industrial Company Limited (Materials, Chemicals)	24	5,694
Korea Reinsurance Company (Financials, Insurance)	20,977	231,610
Korean Air Lines Company Limited (Industrials, Airlines) †	8,897	261,955
KT&G Corporation (Consumer Staples, Tobacco)	17,787	1,806,147
Kumho Petrochemical Company Limited (Materials, Chemicals)	2,795	195,323
LF Corporation (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	7,197	185,733
LG Chem Limited (Materials, Chemicals)	4,327	1,454,357
LG Corporation (Industrials, Industrial Conglomerates)	17,716	1,319,745
LG Display Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	28,656	791,623
LG Electronics Incorporated (Consumer Discretionary, Household Durables)	15,298	1,105,700
LG Household & Health Care Limited (Consumer Staples, Personal Products)	1,553	1,322,171
LG Innotek Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	2,058	336,734
LG International Corporation (Industrials, Trading Companies & Distributors)	180	4,605
LG Uplus Corporation (Telecommunication Services, Diversified Telecommunication Services)	9,994	122,310
Lig Nex1 Company Limited (Industrials, Aerospace & Defense)	71	5,251
Loen Entertainment Incorporated (Consumer Discretionary, Media)	2,038	145,132
Lotte Chemical Corporation (Materials, Chemicals)	1,726	611,509
Lotte Chilsung Beverage Company Limited (Consumer Staples, Beverages)	182	249,693
Lotte Confectionery Company Limited (Consumer Staples, Food Products)	1,333	233,476
Lotte Fine Chemical Company Limited (Materials, Chemicals)	5,699	220,106
Lotte Food Company Limited (Consumer Staples, Food Products)	386	211,554
Lotte Shopping Company Limited (Consumer Discretionary, Multiline Retail)	2,351	535,835
LS Corporation (Industrials, Electrical Equipment)	4,999	374,615
LS Industrial Systems Company Limited (Industrials, Electrical Equipment)	5,108	263,645
Medy-Tox Incorporated (Health Care, Biotechnology)	603	304,334
Meritz Financial Group Incorporated (Financials, Diversified Financial Services)	19,613	291,342
Meritz Fire & Marine Insurance Company Limited (Financials, Insurance)	15,401	345,553
Meritz Securities Company Limited (Financials, Capital Markets)	47,817	204,609
Mirae Asset Life Insurance Company Limited (Financials, Insurance)	31,674	155,898
Naver Corporation (Information Technology, Internet Software & Services)	4,012	2,686,289
NCsoft Corporation (Information Technology, Software)	2,066	704,485
NH Investment & Securities Company Class C (Financials, Capital Markets)	15,295	187,186
Nong Shim Company Limited (Consumer Staples, Food Products)	903	266,271
Orion Corporation (Consumer Staples, Food Products)	44	1,073
Ottogi Corporation (Consumer Staples, Food Products)	488	329,344
Pan Ocean Company Limited (Industrials, Marine) †	33,987	193,807
Paradise Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	16,043	207,722
POSCO (Materials, Metals & Mining)	9,897	3,014,894
S-Oil Corporation (Energy, Oil, Gas & Consumable Fuels)	2,383	265,224
S1 Corporation Incorporated (Industrials, Commercial Services & Supplies)	4,688	372,928
Samsung Biologics Company Limited (Health Care, Life Sciences Tools & Services) 144A†	1,488	373,452
Samsung Card Company Limited (Financials, Consumer Finance)	5,689	187,178

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	109

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

South Korea (continued)
Samsung Engineering Company Limited (Industrials, Construction & Engineering) †	19,845	$188,313
Samsung Fire & Marine Insurance Company Limited (Financials, Insurance)	5,349	1,311,634
Samsung Heavy Industries Company Limited (Industrials, Machinery) †	44,671	423,891
Samsung Life Insurance Company Limited (Financials, Insurance)	13,731	1,406,466
Samsung SDS Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	4,365	648,401
Samyang Holdings Corporation (Consumer Staples, Food Products)	1,928	182,951
Seegene Incorporated (Health Care, Biotechnology) †	5,986	167,222
SFA Engineering Corporation (Information Technology, Electronic Equipment, Instruments & Components)	5,671	190,358
Shinhan Financial Group Company Limited (Financials, Banks)	53,871	2,484,296
Shinsegae Company Limited (Consumer Discretionary, Multiline Retail)	1,584	271,117
SK Chemicals Company Limited (Materials, Chemicals)	3,160	191,685
SK Company Limited (Industrials, Industrial Conglomerates)	6,209	1,472,958
SK Innovation Company Limited (Energy, Oil, Gas & Consumable Fuels)	6,065	1,013,881
SK Materials Company Limited (Materials, Chemicals)	1,179	190,924
SK Networks Company Limited (Industrials, Trading Companies & Distributors)	36,234	225,257
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	6,624	1,489,166
SKC Company Limited (Materials, Chemicals)	194	6,349
Soulbrain Company Limited (Materials, Chemicals)	3,111	177,953
Taekwang Industrial Company Limited (Materials, Chemicals)	132	142,465
Vieworks Company Limited (Health Care, Health Care Equipment & Supplies)	91	3,874
Woori Bank (Financials, Banks)	73,392	1,210,617
Yuhan Corporation (Health Care, Pharmaceuticals)	1,551	310,860
Yungjin Pharmaceutical Company (Health Care, Pharmaceuticals) †	19,288	178,751

		69,783,858

Taiwan: 15.02%
Accton Technology Corporation (Information Technology, Communications Equipment)	90,000	235,594
Acer Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	619,000	311,766
Advanced Semiconductor Engineering Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	792,000	955,260
Amtran Technology Company Limited (Consumer Discretionary, Household Durables)	7,000	3,897
Asia Cement Corporation (Materials, Construction Materials)	375,000	339,847
Asustek Computer Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	90,000	745,552
BizLink Holding Incorporated (Industrials, Electrical Equipment)	1,000	8,715
Capital Securities Corporation (Financials, Capital Markets)	153,000	49,988
Cathay Financial Holding Company Limited (Financials, Insurance)	1,080,000	1,762,484
Chailease Holding Company Limited (Financials, Diversified Financial Services)	211,000	574,711
Chang Hwa Commercial Bank (Financials, Banks)	32,800	17,933
Cheng Loong Corporation (Materials, Containers & Packaging)	332,000	199,119
Cheng Uei Precision Industry Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	32,000	43,686
Chicony Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	2,010	5,048
China Bills Finance Corporation (Financials, Capital Markets)	384,000	190,225
China Life Insurance Company - Taiwan Exchange (Financials, Insurance)	535,000	590,328
China Motor Company Limited (Consumer Discretionary, Automobiles)	256,000	238,364
China Petrochemical Development Corporation (Materials, Chemicals) †	575,000	261,979
China Steel Chemical Corporation (Materials, Chemicals)	47,000	179,877
China Steel Corporation (Materials, Metals & Mining)	1,232,000	1,032,824
China Synthetic Rubber Corporation (Materials, Chemicals)	273,000	330,632
Chunghwa Telecom Company Limited (Telecommunication Services, Diversified Telecommunication Services)	539,000	1,875,311

The accompanying notes are an integral part of these financial statements.

110	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

Taiwan (continued)
Cleanaway Company Limited (Industrials, Commercial Services & Supplies)	29,000	$163,359
Compal Electronic Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	536,000	385,407
Compeq Manufacturing Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	197,000	212,477
CTBC Financial Holding Company Limited (Financials, Banks)	2,534,000	1,641,529
CTCI Corporation (Industrials, Construction & Engineering)	112,000	181,106
E.SUN Financial Holding Company Limited (Financials, Banks)	1,603,052	987,997
Elan Microelectronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	137,000	195,883
Elite Material Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	41,000	206,501
Eternal Chemical Company Limited (Materials, Chemicals)	165,900	175,361
Eva Airways Corporation (Industrials, Airlines)	394,490	205,225
Evergreen Marine Corporation (Taiwan) Limited (Industrials, Marine) †	392,000	298,751
Far Eastern Department Stores Company Limited (Consumer Discretionary, Multiline Retail)	266,000	133,093
Far Eastern International Bank (Financials, Banks)	405,108	124,973
Far Eastern New Century Corporation (Industrials, Industrial Conglomerates)	626,000	500,941
Far Eastone Telecommunications Company Limited (Telecommunication Services, Wireless Telecommunication Services)	223,000	540,893
Feng Hsin Iron & Steel Company (Materials, Metals & Mining)	3,000	5,229
Feng Tay Enterprise Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	42,000	199,013
First Financial Holding Company Limited (Financials, Banks)	1,901,280	1,234,802
Flexium Interconnect Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	1,049	4,640
Formosa Chemicals & Fibre Corporation (Materials, Chemicals)	528,000	1,660,333
Formosa Petrochemical Corporation (Energy, Oil, Gas & Consumable Fuels)	149,000	525,813
Formosa Plastics Corporation (Materials, Chemicals)	670,000	2,084,662
Formosa Taffeta Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	140,000	139,170
Fubon Financial Holding Company Limited (Financials, Diversified Financial Services)	925,000	1,486,547
General Interface Solution Holding Limited (Information Technology, Electronic Equipment, Instruments & Components)	18,000	215,614
Getac Technology Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	3,000	4,279
Giant Manufacturing Company Limited (Consumer Discretionary, Leisure Products)	34,000	171,808
Gourmet Master Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	18,000	213,526
Grand Pacific Petrochemical Corporation (Materials, Chemicals)	273,000	231,126
Grape King Bio Limited (Consumer Staples, Personal Products)	30,000	182,412
Great Wall Enterprises Company Limited (Consumer Staples, Food Products)	260,000	266,642
Greatek Electronic Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	174,000	278,478
Hannstar Display Corporation (Information Technology, Electronic Equipment, Instruments & Components)	630,000	256,768
Hey Song Corporation (Consumer Staples, Beverages)	6,000	6,243
Highwealth Construction Corporation (Real Estate, Real Estate Management & Development)	118,000	187,680
Hon Hai Precision Industry Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,937,000	7,541,585
Hotai Motor Company Limited (Consumer Discretionary, Specialty Retail)	50,000	588,986
Hua Nan Financial Holdings Company Limited Class C (Financials, Banks)	1,677,900	936,831
Huaku Development Company Limited (Financials, Real Estate Management & Development)	88,000	180,496
Inventec Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	323,000	256,332
Kenda Rubber Industrial Company Limited (Consumer Discretionary, Auto Components)	53,000	75,780
King Yuan Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	4,000	3,877
King’s Town Bank Company Limited (Financials, Banks)	214,000	225,849
Lee Chang Yung Chemical Industry Corporation (Materials, Chemicals)	109,000	146,097
Lien Hwa Industrial Corporation (Consumer Staples, Food Products)	348,600	318,232
Lite-On Technology Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	274,000	405,385

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	111

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

Taiwan (continued)
Long Chen Paper Company Limited (Materials, Paper & Forest Products)	129,000	$189,146
Macronix International Company Limited (Information Technology, Semiconductors & Semiconductor Equipment) †	270,564	377,439
Mercuries Life Insurance Company (Financials, Insurance) †	318,000	170,175
Merida Industry Company Limited (Consumer Discretionary, Leisure Products)	37,000	162,447
Merry Electronics Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	25,000	196,329
Micro-Star International Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	82,000	186,666
Mitac Holdings Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	158,000	188,214
Nan Kang Rubber Tire Company Limited (Consumer Discretionary, Auto Components)	80,000	72,236
Nan Ya Plastics Corporation (Materials, Chemicals)	665,000	1,679,081
Nanya Technology Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	107,000	229,395
Nien Made Enterprise Company Limited (Consumer Discretionary, Household Durables)	18,000	193,545
Novatek Microelectronics Corporation Limited (Information Technology, Semiconductors & Semiconductor Equipment)	59,000	229,713
Oriental Union Chemical Corporation (Materials, Chemicals)	5,000	4,440
Pegatron Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	256,000	805,858
Pou Chen Corporation (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	148,000	191,994
Powertech Technology Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	96,000	291,381
President Chain Store Corporation (Consumer Staples, Food & Staples Retailing)	119,000	995,643
Prince Housing & Development Corporation (Financials, Real Estate Management & Development)	201,000	76,593
Qisda Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	347,000	248,358
Quanta Computer Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	330,000	751,218
Radiant Opto-Electronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	2,000	5,043
Realtek Semiconductor Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	63,000	244,243
Ruentex Development Company Limited (Real Estate, Real Estate Management & Development) †	208,800	204,448
Sanyang Industry Company Limited (Consumer Discretionary, Automobiles)	325,000	222,381
Scinopharm Taiwan Limited (Health Care, Pharmaceuticals)	4,680	5,381
Sercomm Corporation (Information Technology, Communications Equipment)	2,000	5,269
Shihlin Electric & Engineering Corporation (Industrials, Electrical Equipment)	3,000	4,255
Shin Kong Financial Holding Company Limited (Financials, Insurance)	2,088,000	606,772
Shin Kong No.1 REIT (Real Estate, Equity REITs)	10,000	4,692
Shinkong Synthetic Fibers Corporation (Materials, Chemicals)	210,000	63,183
Siliconware Precision Industries Company (Information Technology, Semiconductors & Semiconductor Equipment)	273,000	432,400
Sinbon Electronics Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	2,000	4,937
Sinopac Financial Holdings Company Limited (Financials, Banks)	1,669,000	536,443
Standard Foods Corporation (Consumer Staples, Food Products)	160,160	409,170
Synnex Technology International Corporation (Information Technology, Electronic Equipment, Instruments & Components)	178,000	198,767
Taichung Commercial Bank (Financials, Banks)	1,045,476	330,836
Tainan Spinning Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	9,000	4,041
Taishin Financial Holdings Company Limited (Financials, Banks)	2,101,578	933,137
Taiwan Business Bank (Financials, Banks)	1,210,250	334,454
Taiwan Cement Corporation (Materials, Construction Materials)	483,000	557,757
Taiwan Cooperative Financial Holdings (Financials, Banks)	1,878,720	989,816
Taiwan Glass Industrial Corporation (Industrials, Building Products) †	336,000	182,591
Taiwan High Speed Rail Corporation (Industrials, Transportation Infrastructure)	441,000	388,701
Taiwan Hon Chuan Enterprise Company Limited (Materials, Containers & Packaging)	103,000	186,689
Taiwan Mobile Company Limited (Telecommunication Services, Wireless Telecommunication Services)	297,000	1,062,858
Taiwan Secom Company Limited (Industrials, Commercial Services & Supplies)	46,000	135,962
Taiwan Shin Kong Security Company (Industrials, Commercial Services & Supplies)	35,000	46,854
Tatung Company Limited (Consumer Discretionary, Household Durables) †	453,000	209,396

The accompanying notes are an integral part of these financial statements.

112	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

Taiwan (continued)
Teco Electric & Machinery Company Limited (Industrials, Electrical Equipment)	396,000	$370,032
Tong Yang Industry Company Limited (Consumer Discretionary, Auto Components)	97,000	181,600
Transcend Information Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	1,000	2,982
Tripod Technology Corporation (Information Technology, Electronic Equipment, Instruments & Components)	91,000	340,734
TSRC Corporation (Materials, Chemicals)	97,000	102,532
Tung Ho Steel Enterprise Corporation (Materials, Metals & Mining)	5,000	3,993
U-Ming Marine Transport Corporation (Industrials, Marine)	78,000	99,248
Uni-President Enterprises Corporation (Consumer Staples, Food Products)	919,000	1,954,995
Union Bank of Taiwan (Financials, Banks)	14,000	4,180
Voltronic Power Technology Corporation (Industrials, Electrical Equipment)	14,000	252,361
Walsin Lihwa Corporation (Industrials, Electrical Equipment)	576,000	277,703
Waterland Financial Holdings (Financials, Capital Markets)	571,383	167,180
Windbond Electronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	458,000	351,327
Wistron Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	398,458	376,290
Wistron Neweb Corporation (Information Technology, Communications Equipment)	63,843	192,085
WPG Holdings Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	144,000	187,521
WT Microelectronics Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	2,000	3,340
YFY Incorporated (Materials, Paper & Forest Products) †	427,000	169,787
Yuanta Financial Holding Company Limited (Financials, Capital Markets)	1,986,000	862,076
Yulon Motor Company Limited (Consumer Discretionary, Automobiles)	221,000	190,397
Yungtay Engineering Company Limited (Industrials, Machinery)	85,000	158,289

		57,739,870

Thailand: 5.04%
Advanced Info Service PCL (Telecommunication Services, Wireless Telecommunication Services)	104,900	592,343
AP Thailand PCL (Real Estate, Real Estate Management & Development)	1,097,800	259,531
Asia Aviation PCL (Industrials, Airlines)	706,700	131,954
Bangkok Bank PCL (Financials, Banks)	89,200	495,630
Bangkok Chain Hospital PCL (Health Care, Health Care Providers & Services)	487,800	217,420
Bangkok Expressway and Metro PCL (Industrials, Transportation Infrastructure)	1,297,600	304,812
Bangkok Insurance PCL (Financials, Insurance)	1,000	10,631
Bangkok Life Assurance PCL (Financials, Insurance)	213,400	294,023
Bangkokland PCL (Real Estate, Real Estate Management & Development)	8,296,800	452,257
Banpu PCL (Energy, Oil, Gas & Consumable Fuels)	420,900	223,094
Beauty Community PCL (Consumer Discretionary, Specialty Retail)	463,500	192,631
BEC World PCL (Consumer Discretionary, Media)	300,300	156,458
Berli Jucker PCL (Industrials, Industrial Conglomerates)	197,300	292,637
Bumrungrad Hospital PCL (Health Care, Health Care Providers & Services)	40,900	268,520
Carabao Group PCL (Consumer Staples, Beverages)	101,600	211,890
Central Plaza Hotel PCL (Consumer Discretionary, Hotels, Restaurants & Leisure)	230,900	283,366
Charoen Pokphand Foods PCL (Consumer Staples, Food Products)	678,600	556,900
CP All PCL (Consumer Staples, Food & Staples Retailing)	864,100	1,613,438
Delta Electronics Thailand PCL (Information Technology, Electronic Equipment, Instruments & Components)	152,100	407,677
Eastern Polymer Group PCL (Materials, Chemicals)	371,700	128,732
Electricity Genera PCL (Utilities, Independent Power & Renewable Electricity Producers)	66,700	470,044
GFPT PCL (Consumer Staples, Food Products)	384,600	222,386
Global Power Synergy PCL (Utilities, Independent Power & Renewable Electricity Producers)	164,400	193,091
Hana Microelectronics PCL (Information Technology, Electronic Equipment, Instruments & Components)	150,000	197,636
Home Product Center PCL (Consumer Discretionary, Specialty Retail)	1,133,800	341,455
Indorama Ventures PCL (Materials, Chemicals)	253,300	297,506

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	113

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

Thailand (continued)
Jasmine International PCL (Telecommunication Services, Diversified Telecommunication Services)	21,000	$4,933
Khon Kaen Sugar Industry PCL (Consumer Staples, Food Products)	877,100	117,810
Kiatnakin Bank PCL (Financials, Banks)	128,300	271,437
Krung Thai Bank PCL (Financials, Banks)	954,600	537,600
Krungthai Card PCL (Financials, Consumer Finance)	1,300	4,659
Land & Houses PCL (Real Estate, Real Estate Management & Development)	893,100	260,897
Major Cineplex Group PCL (Consumer Discretionary, Media)	201,200	181,780
MBK PCL (Real Estate, Real Estate Management & Development)	17,700	8,102
MK Restaurants Group PCL (Consumer Discretionary, Hotels, Restaurants & Leisure)	3,500	6,377
Muangthai Leasing PCL (Financials, Consumer Finance)	196,200	200,897
Pruksa Holding PCL (Real Estate, Real Estate Management & Development)	480,600	330,001
PTT Global Chemical PCL (Materials, Chemicals)	298,500	687,705
PTT PCL (Energy, Oil, Gas & Consumable Fuels)	153,600	1,845,698
Quality Houses PCL (Real Estate, Real Estate Management & Development)	3,091,600	223,456
Ratchaburi Electricity Generating Holding PLC (Utilities, Independent Power & Renewable Electricity Producers)	253,100	424,946
Sansiri PCL (Real Estate, Real Estate Management & Development)	4,007,400	251,028
Siam City Cement PCL (Materials, Construction Materials)	39,600	348,237
Siam Global House PCL (Consumer Discretionary, Specialty Retail)	568,500	256,814
Srisawad Power 1979 PCL (Financials, Diversified Financial Services)	139,200	214,847
Supalai PCL (Real Estate, Real Estate Management & Development)	324,200	246,531
Thai Oil PCL (Energy, Oil, Gas & Consumable Fuels)	84,900	240,983
Thai Union Group PCL (Consumer Staples, Food Products)	925,000	551,574
Thai Vegetable Oil PCL (Consumer Staples, Food Products)	5,600	4,807
Thanachart Capital PCL (Financials, Banks)	257,900	363,103
The Siam Cement PCL (Materials, Construction Materials)	107,100	1,612,709
Thoresen Thai Agencies PCL (Industrials, Marine)	569,400	157,762
Tipco Asphalt PCL (Materials, Construction Materials)	290,500	202,969
Tisco Financial Group PCL (Financials, Banks)	154,800	348,481
Total Access Communication PCL (Telecommunication Services, Wireless Telecommunication Services)	121,800	200,830
TTW PCL (Utilities, Water Utilities)	653,100	214,389
Vibhavadi Medical Center PCL (Health Care, Health Care Providers & Services)	777,900	65,128
Wha Corp PCL (Real Estate, Real Estate Management & Development)	2,068,400	198,088

		19,400,640

Turkey: 1.70%
Anadolu Efes Biracilik ve Malt Sanayii AS (Consumer Staples, Beverages)	56,402	346,225
Arcelik AS (Consumer Discretionary, Household Durables)	34,383	238,937
Aselsan Elektronik Sanayi ve Ticaret AS (Industrials, Aerospace & Defense)	43,000	336,171
Bim Birlesik Magazalar AS (Consumer Staples, Food & Staples Retailing)	36,802	815,194
Coca-Cola Icecek Uretim AS (Consumer Staples, Beverages)	22,231	258,383
Emlak Konut Gayrimenkul Yati AS (Real Estate, Equity REITs) †	393,494	334,976
Enka Insaat ve Sanayi AS (Industrials, Industrial Conglomerates)	281,120	435,485
Eregli Demir ve Celik Fabrikalari T AS (Materials, Metals & Mining)	236,625	563,197
Ford Otomotiv Sanayi AS (Consumer Discretionary, Automobiles)	26,663	367,025
Koc Holding AS (Industrials, Industrial Conglomerates)	162,926	851,050
Petkim Petrokimya Holding SA (Materials, Chemicals)	163,149	294,779
Soda Sanayii AS (Materials, Chemicals)	116,692	176,038
TAV Havalimanlari Holding AS (Industrials, Transportation Infrastructure)	2,308	14,181
Tofas Turk Otomobil Fabrikasi AS (Consumer Discretionary, Automobiles)	40,771	373,049
Tupras Turkiye Petrol Rafinerileri AS (Energy, Oil, Gas & Consumable Fuels)	7,583	257,553

The accompanying notes are an integral part of these financial statements.

114	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name		Shares	Value

Turkey (continued)
Turk Sise ve Cam Fabrikalari AS (Industrials, Industrial Conglomerates)		265,055	$340,759
Turkcell Iletisim Hizmetleri AS (Telecommunication Services, Wireless Telecommunication Services)		63,937	244,559
Ulker Biskuvi Sanayi AS (Consumer Staples, Food Products)		42,468	253,805
Yazicilar Holding AS Class A (Industrials, Industrial Conglomerates)		8,652	56,518

			6,557,884

Total Common Stocks (Cost $311,950,786)			317,778,685

Exchange-Traded Funds: 8.98%

United States: 8.98%
iShares India 50 ETF		107,237	3,785,466
iShares MSCI India ETF		412,007	14,053,559
iShares MSCI India Small-Cap ETF		40,370	1,869,535
Powershares India Portfolio		68,037	1,677,112
WisdomTree India Earnings Fund		500,210	13,145,519

Total Exchange-Traded Funds (Cost $34,007,319)			34,531,191

	Dividend yield
Preferred Stocks: 4.18%

Brazil: 3.63%
Alpargatas SA (Consumer Discretionary, Personal Products)	1.86%	21,972	96,324
Banco Bradesco SA (Financials, Banks)	0.87	346,153	3,692,621
Bradespar SA (Materials, Metals & Mining)	1.74	24,800	211,771
Braskem SA Class A (Materials, Chemicals)	3.20	16,310	197,460
Companhia Brasileira de Distribuicao (Consumer Staples, Food & Staples Retailing) ††	0.02	23,073	527,670
Companhia de Saneamento do Parana (Utilities, Water Utilities)	3.07	63,140	209,407
Companhia de Transmissao de Energia Electrica Paulista (Utilities, Electric Utilities)	1.13	10,680	240,040
Companhia Energetica de Minas Gerais SA (Utilities, Electric Utilities)	2.95	95,069	253,086
Companhia Energetica de Sao Paulo Preference B (Utilities, Independent Power & Renewable Electricity Producers)	3.28	40,987	191,794
Companhia Paranaense de Energia-Copel Preference B (Utilities, Electric Utilities)	6.72	600	5,478
Gerdau SA (Materials, Metals & Mining)	0.17	96,900	364,778
Itau Unibanco Holding SA (Financials, Banks)	1.20	379,580	4,865,560
Itausa Investimentos Itau SA (Financials, Banks)	0.91	466,829	1,512,669
Klabin SA (Materials, Containers & Packaging)	1.61	7,600	7,436
Lojas Americanas SA (Consumer Discretionary, Multiline Retail)	0.14	54,835	309,550
Metalurgica Gerdau SA (Materials, Metals & Mining) †	0.00	71,500	128,561
Suzano Papel e Celulose SA Preference A (Materials, Paper & Forest Products)	1.99	58,429	324,827
Telefonica Brasil SA (Telecommunication Services, Diversified Telecommunication Services)	3.16	52,709	817,799

			13,956,831

Chile: 0.13%
Embotelladora Andina SA Preference B (Consumer Discretionary, Food & Staples Retailing)	1.34	65,206	314,962
Sociedad Quimica y Minera de Chile SA Class B (Materials, Chemicals)	2.10	4,332	203,441

			518,403

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	115

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Dividend yield	Shares	Value

Colombia: 0.28%
Banco Davivienda SA (Financials, Banks)	1.47%	13,288	$148,681
Bancolombia SA (Financials, Banks)	1.41	81,728	931,089

			1,079,770

Russia: 0.14%
Transneft PJSC (Energy, Oil, Gas & Consumable Fuels)	2.38	172	527,668

Total Preferred Stocks (Cost $14,702,602)			16,082,672

	Yield
Short-Term Investments: 3.44%

Investment Companies: 3.44%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.92	13,203,143	13,203,143

Total Short-Term Investments (Cost $13,203,143)			13,203,143

Total investments in securities (Cost $373,863,850)	99.24%	381,595,691
Other assets and liabilities, net	0.76	2,927,335

Total net assets	100.00%	$384,523,026

†	Non-income-earning security

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

††	On the last dividend date, partial dividends were declared.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI Emerging Markets Index	85	9-15-2017	$4,618,783	$4,616,350	$0	$(2,433)

Forward Foreign Currency Contracts

Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
319,276 USD	1,101,692 TRY	State Street Bank	9-6-2017	$733	$0

Investments In Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period
Investment companies - 3.44%
Wells Fargo Government Money Market Fund Select Class	0	250,089,338	236,886,195	13,203,143	$0	$0	$10,982	$13,203,143

The accompanying notes are an integral part of these financial statements.

116	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

Common Stocks: 94.35%

Australia: 8.70%
Abacus Property Group (Real Estate, Equity REITs)	851	$1,056
AGL Energy Limited (Utilities, Multi-Utilities)	71,722	1,367,799
Alumina Limited (Materials, Metals & Mining)	431,688	727,521
Amcor Limited (Materials, Containers & Packaging)	122,921	1,574,205
APA Group (Utilities, Gas Utilities)	109,681	772,511
Aristocrat Leisure Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	71,585	1,204,710
ASX Limited (Financials, Capital Markets)	20,543	892,960
Aurizon Holdings Limited (Industrials, Road & Rail)	214,728	846,662
Australia & New Zealand Banking Group Limited (Financials, Banks)	313,367	7,323,865
Bank of Queensland Limited (Financials, Banks)	72,565	726,261
Bendigo Bank Limited (Financials, Banks)	75,558	717,775
BHP Billiton Limited (Materials, Metals & Mining)	315,627	6,869,851
BlueScope Steel Limited (Materials, Metals & Mining)	68,021	587,777
Boral Limited (Materials, Construction Materials)	139,122	737,669
Brambles Limited (Industrials, Commercial Services & Supplies)	174,511	1,291,553
Caltex Australia Limited (Energy, Oil, Gas & Consumable Fuels)	30,041	797,389
Challenger Financial Services Group Limited (Financials, Diversified Financial Services)	65,613	654,074
Coca-Cola Amatil Limited (Consumer Staples, Beverages)	96,122	615,118
Cochlear Limited (Health Care, Health Care Equipment & Supplies)	6,047	750,911
Commonwealth Bank of Australia (Financials, Banks)	183,132	11,035,021
Computershare Limited (Information Technology, IT Services)	57,614	643,493
Crown Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	70,262	647,915
CSL Limited (Health Care, Biotechnology)	50,632	5,172,917
Dexus Property Group (Real Estate, Equity REITs)	118,602	904,171
Domino’s Pizza Enterprises Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	7,600	260,696
Fortescue Metals Group Limited (Materials, Metals & Mining)	195,508	934,069
Goodman Group (Real Estate, Equity REITs)	171,892	1,132,791
Healthscope Limited (Health Care, Health Care Providers & Services)	209,577	289,890
Iluka Resources Limited (Materials, Metals & Mining)	45,635	343,548
Incitec Pivot Limited (Materials, Chemicals)	253,371	670,719
Insurance Australia Group Limited (Financials, Insurance)	245,478	1,250,865
Lendlease Corporation Limited (Real Estate, Real Estate Management & Development)	57,471	757,483
Link Administration Holdings Limited (Financials, Capital Markets)	106,382	639,337
Macquarie Group Limited (Financials, Capital Markets)	35,159	2,426,029
Medibank Private Limited (Financials, Insurance)	314,271	759,482
Mirvac Group (Real Estate, Equity REITs)	462,850	853,627
National Australia Bank Limited (Financials, Banks)	282,850	6,790,517
Newcrest Mining Limited (Materials, Metals & Mining)	87,494	1,589,294
Oil Search Limited (Energy, Oil, Gas & Consumable Fuels)	129,744	692,069
Orica Limited (Materials, Chemicals)	45,545	736,068
Origin Energy Limited (Energy, Oil, Gas & Consumable Fuels) †	181,258	1,102,296
Qantas Airways Limited (Industrials, Airlines)	197,578	898,410
QBE Insurance Group Limited (Financials, Insurance)	142,640	1,183,809
Qube Holdings Limited (Industrials, Transportation Infrastructure)	314,708	630,446
Ramsay Health Care Limited (Health Care, Health Care Providers & Services)	15,411	836,864
Rio Tinto Limited (Materials, Metals & Mining)	43,961	2,370,790
Scentre Group (Real Estate, Equity REITs)	577,373	1,771,673
SEEK Limited (Industrials, Commercial Services & Supplies)	50,755	675,824

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	117

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

Australia (continued)
Sonic Healthcare Limited (Health Care, Health Care Providers & Services)	45,320	$788,994
South32 Limited – Athens Exchange (Materials, Metals & Mining)	567,682	1,317,734
Spark Infrastructure Group (Utilities, Electric Utilities)	332,035	712,668
Stockland Australia (Real Estate, Equity REITs)	293,690	1,034,269
Suncorp Group Limited (Financials, Insurance)	134,782	1,396,098
Sydney Airport Holdings Limited (Industrials, Transportation Infrastructure)	238,843	1,405,025
Tabcorp Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	196,222	641,105
Tatts Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	209,889	685,759
Telstra Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	1,301,905	3,798,263
The GPT Group (Real Estate, Equity REITs)	195,301	776,273
The Star Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	168,626	697,056
Transurban Group (Industrials, Transportation Infrastructure)	237,665	2,297,410
Treasury Wine Estates Limited (Consumer Staples, Beverages)	74,081	852,737
Vicinity Centres (Real Estate, Equity REITs)	416,016	866,465
Wesfarmers Limited (Consumer Staples, Food & Staples Retailing)	117,339	3,975,535
Westfield Corporation (Real Estate, Equity REITs)	246,138	1,453,809
Westpac Banking Corporation (Financials, Banks)	351,777	8,744,501
Woodside Petroleum Limited (Energy, Oil, Gas & Consumable Fuels)	71,959	1,649,185
Woolworths Limited (Consumer Staples, Food & Staples Retailing)	134,523	2,780,415

		112,333,081

Austria: 0.41%
ams AG (Information Technology, Semiconductors & Semiconductor Equipment)	9,993	719,554
Andritz AG (Industrials, Machinery)	10,814	588,449
Buwog AG (Real Estate, Real Estate Management & Development)	13,868	426,762
Erste Bank Der Oesterreichischen Sparkassen AG (Financials, Banks)	29,809	1,259,581
OMV AG (Energy, Oil, Gas & Consumable Fuels)	14,981	861,211
Raiffeisen Bank International AG (Financials, Banks) †	22,302	731,702
Voestalpine AG (Materials, Metals & Mining)	13,736	712,785

		5,300,044

Belgium: 0.61%
Ackermans & Van Haaren NV (Financials, Diversified Financial Services)	3,843	645,976
Colruyt SA (Consumer Staples, Food & Staples Retailing)	4,879	271,098
Galapagos NV (Health Care, Biotechnology) †	116	10,670
Galapagos NV (Health Care, Biotechnology) †	8,344	767,532
KBC Groep NV (Financials, Banks)	26,934	2,213,350
Proximus SA (Telecommunication Services, Diversified Telecommunication Services)	18,440	650,106
Solvay SA (Materials, Chemicals)	7,727	1,120,851
Telenet Group Holding NV (Consumer Discretionary, Media) †	10,455	707,813
UCB SA (Health Care, Pharmaceuticals)	11,986	826,017
Umicore (Materials, Metals & Mining)	8,955	668,945

		7,882,358

Canada: 9.63%
Agnico-Eagle Mines Limited (Materials, Metals & Mining)	26,695	1,368,366
Agrium Incorporated (Materials, Chemicals)	14,515	1,423,661
Alimentation Couche-Tard Incorporated Class B (Consumer Staples, Food & Staples Retailing)	45,235	2,160,050

The accompanying notes are an integral part of these financial statements.

118	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

Canada (continued)
Bank of Montreal (Financials, Banks)	67,891	$4,871,842
Barrick Gold Corporation (Materials, Metals & Mining)	128,771	2,319,167
BCE Incorporated (Telecommunication Services, Diversified Telecommunication Services)	97,315	4,632,155
Brookfield Asset Management Incorporated Class A (Financials, Capital Markets)	97,519	3,857,028
Canadian Imperial Bank of Commerce (Financials, Banks)	41,674	3,501,117
Canadian National Railway Company (Industrials, Road & Rail)	69,637	5,644,570
Canadian Pacific Railway Limited (Industrials, Road & Rail)	15,282	2,377,934
Canadian Tire Corporation Limited Class A (Consumer Discretionary, Multiline Retail)	7,375	872,893
CGI Group Incorporated Class A (Information Technology, IT Services) †	28,065	1,427,803
Constellation Software Incorporated (Information Technology, Software)	2,328	1,294,471
Dollarama Incorporated (Consumer Discretionary, Multiline Retail)	11,744	1,157,424
Enbridge Incorporated – Toronto Exchange (Energy, Oil, Gas & Consumable Fuels)	174,564	6,978,366
EnCana Corporation (Energy, Oil, Gas & Consumable Fuels)	89,590	835,815
Fortis Incorporated (Utilities, Electric Utilities)	44,044	1,611,508
Franco-Nevada Corporation (Materials, Metals & Mining)	20,608	1,685,936
Gildan Activewear Incorporated (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	25,233	790,280
Goldcorp Incorporated (Materials, Metals & Mining)	92,700	1,273,859
Great-West Lifeco Incorporated (Financials, Insurance)	30,668	849,494
Imperial Oil Limited (Energy, Oil, Gas & Consumable Fuels)	26,162	772,237
Intact Financial Corporation (Financials, Insurance)	13,975	1,152,021
Inter Pipeline Limited (Energy, Oil, Gas & Consumable Fuels)	36,689	671,934
Loblaw Companies Limited (Consumer Staples, Food & Staples Retailing)	21,954	1,190,746
Magna International Incorporated (Consumer Discretionary, Auto Components)	38,927	1,873,172
Manulife Financial Corporation (Financials, Insurance)	200,393	3,936,449
Metro Incorporated (Consumer Staples, Food & Staples Retailing)	25,330	836,118
National Bank of Canada (Financials, Banks)	36,008	1,657,449
Pembina Pipeline Corporation (Energy, Oil, Gas & Consumable Fuels)	40,052	1,290,965
Potash Corporation of Saskatchewan (Materials, Chemicals)	81,993	1,426,793
Power Corporation of Canada (Financials, Insurance)	39,696	970,188
Power Financial Corporation (Financials, Insurance)	25,912	699,494
Restaurant Brands International Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	26,203	1,599,563
RioCan REIT (Real Estate, Equity REITs)	34,843	664,075
Rogers Communications Incorporated Class B (Telecommunication Services, Wireless Telecommunication Services)	39,122	2,042,333
Royal Bank of Canada (Financials, Banks)	154,831	11,491,281
Saputo Incorporated (Consumer Staples, Food Products)	25,233	851,910
Shaw Communications Incorporated Class B (Consumer Discretionary, Media)	48,826	1,089,323
Sun Life Financial Incorporated (Financials, Insurance)	62,758	2,409,807
Suncor Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	176,662	5,535,763
Teck Resources Limited Class B (Materials, Metals & Mining)	43,805	1,090,258
TELUS Corporation (Telecommunication Services, Diversified Telecommunication Services)	75,694	2,740,441
The Bank of Nova Scotia (Financials, Banks)	127,708	7,945,253
The Toronto-Dominion Bank (Financials, Banks)	198,128	10,639,811
Thomson Corporation (Financials, Capital Markets)	30,767	1,406,843
TransCanada Corporation (Energy, Oil, Gas & Consumable Fuels)	90,111	4,575,727
Waste Connections Incorporated – Toronto Exchange (Industrials, Commercial Services & Supplies)	26,700	1,781,283
Wheaton Precious Metals Corporation (Materials, Metals & Mining)	52,076	1,081,763

		124,356,739

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	119

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

China: 0.20%
AAC Technologies Holdings Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	74,500	$1,358,483
COSCO Shipping Ports Limited (Industrials, Transportation Infrastructure)	2,473	2,923
Shenzhou International Group Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	79,000	632,949
Towngas China Company Limited (Utilities, Gas Utilities)	2,084	1,411
Wynn Macau Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	291,934	640,888

		2,636,654

Czech Republic: 0.06%
CEZ AS (Utilities, Electric Utilities)	37,971	720,277

Denmark: 1.88%
A.P. Moller Maersk AS Class B (Industrials, Marine)	688	1,418,446
Carlsberg AS Class B (Consumer Staples, Beverages)	10,787	1,238,010
Christian Hansen Holding AS (Materials, Chemicals)	9,371	806,248
Coloplast AS Class B (Health Care, Health Care Equipment & Supplies)	11,082	907,336
Danske Bank AS (Financials, Banks)	79,514	3,090,270
DONG Energy AS (Utilities, Electric Utilities) 144A	17,306	900,848
DSV AS (Industrials, Road & Rail)	18,776	1,331,407
Genmab AS (Health Care, Biotechnology) †	6,047	1,411,243
GN Store Nord AS (Health Care, Health Care Equipment & Supplies)	22,359	741,560
H. Lundbeck AS (Health Care, Pharmaceuticals)	11,370	724,167
ISS AS (Industrials, Commercial Services & Supplies)	17,386	676,533
Jyske Bank AS (Financials, Banks)	11,152	671,010
Novo Nordisk AS Class B (Health Care, Pharmaceuticals)	190,255	9,075,207
Sydbank AS (Financials, Banks)	15,769	615,126
TDC AS (Telecommunication Services, Diversified Telecommunication Services)	114,386	681,480

		24,288,891

Finland: 0.98%
Amer Sports Oyj (Consumer Discretionary, Leisure Products)	14,274	377,403
Elisa Oyj (Telecommunication Services, Diversified Telecommunication Services)	15,998	698,945
Fortum Oyj (Utilities, Electric Utilities)	43,277	776,909
Huhtamaki Oyj (Materials, Containers & Packaging)	16,588	645,338
Kesko Oyj Class B (Consumer Staples, Food & Staples Retailing)	6,846	368,943
Kone Oyj Class B (Industrials, Machinery)	41,004	2,224,908
Metso Oyj (Industrials, Machinery)	18,615	616,941
Neste Oil Oyj (Energy, Oil, Gas & Consumable Fuels)	16,614	732,583
Orion Oyj Class B (Health Care, Pharmaceuticals)	10,776	510,310
Sampo Oyj Class A (Financials, Insurance)	48,888	2,580,533
Stora Enso Oyj (Materials, Paper & Forest Products)	56,251	739,283
UPM-Kymmene Oyj (Materials, Paper & Forest Products)	53,758	1,398,958
Wartsila Oyj (Industrials, Machinery)	14,870	1,025,831

		12,696,885

France: 8.51%
Aeroports de Paris SA (Industrials, Transportation Infrastructure)	4,173	744,418
Air Liquide SA (Materials, Chemicals)	40,997	5,004,943
Alstom SA (Industrials, Machinery)	18,244	648,843

The accompanying notes are an integral part of these financial statements.

120	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

France (continued)
Amundi SA (Financials, Diversified Financial Services)	9,002	$693,032
Arkema SA (Materials, Chemicals)	6,812	740,221
Atos Origin SA (Information Technology, IT Services)	9,763	1,506,259
Bouygues SA (Industrials, Construction & Engineering)	28,685	1,300,871
Bureau Veritas SA (Industrials, Professional Services)	29,719	706,696
Capgemini SA (Information Technology, IT Services)	18,067	2,003,028
Carrefour SA (Consumer Staples, Food & Staples Retailing)	69,088	1,393,245
Christian Dior SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	5,535	1,708,895
Compagnie de Saint-Gobain SA (Industrials, Building Products)	54,713	3,001,009
Compagnie Generale des Establissements Michelin SA (Consumer Discretionary, Auto Components)	18,297	2,494,002
Dassault Systemes SA (Information Technology, Software)	13,964	1,375,640
Eiffage SA (Industrials, Construction & Engineering)	9,724	1,004,792
Electricite de France SA (Utilities, Electric Utilities)	64,725	685,762
Elior Group SA (Consumer Discretionary, Hotels, Restaurants & Leisure) 144A	22,549	598,609
Essilor International SA Cie Generale d’Optique (Health Care, Health Care Equipment & Supplies)	22,304	2,815,820
Eurazeo (Financials, Diversified Financial Services)	8,356	691,238
Eutelsat Communications SA (Consumer Discretionary, Media)	25,536	742,200
Faurecia (Consumer Discretionary, Auto Components)	11,837	688,434
Fonciere des Regions (Real Estate, Equity REITs)	6,798	672,259
Gecina SA (Real Estate, Equity REITs)	4,300	670,069
Groupe Danone SA (Consumer Staples, Food Products)	64,229	5,057,886
Groupe Eurotunnel SE (Industrials, Transportation Infrastructure)	59,439	708,653
Hermes International SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	2,251	1,190,592
ICADE (Real Estate, Equity REITs)	4,167	370,359
Iliad SA (Telecommunication Services, Diversified Telecommunication Services)	2,574	664,782
Ipsen SA (Health Care, Pharmaceuticals)	4,852	651,829
Kering SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	7,303	2,741,175
Klepierre (Real Estate, Equity REITs)	25,869	1,042,437
Lagardere SCA (Consumer Discretionary, Media)	20,837	669,498
Legrand SA (Industrials, Electrical Equipment)	27,521	1,929,050
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	28,314	7,423,839
Orpea SA (Health Care, Health Care Providers & Services)	5,909	716,099
Pernod-Ricard SA (Consumer Staples, Beverages)	21,661	2,960,274
Peugeot SA (Consumer Discretionary, Automobiles)	47,842	1,010,071
Rexel SA (Industrials, Trading Companies & Distributors)	40,115	599,324
Rubis (Utilities, Gas Utilities)	11,604	754,382
Safran SA (Industrials, Aerospace & Defense)	36,499	3,545,107
Sanofi SA (Health Care, Pharmaceuticals)	122,557	11,914,036
SCOR SE (Financials, Insurance)	16,224	679,848
SEB SA (Consumer Discretionary, Household Durables)	3,651	663,250
Societe BIC SA (Industrials, Commercial Services & Supplies)	5,525	663,972
Sodexho Alliance SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	10,507	1,226,166
Suez Environnement Company SA (Utilities, Multi-Utilities)	39,622	751,623
Teleperformance SE (Industrials, Professional Services)	5,305	730,053
Thales SA (Industrials, Aerospace & Defense)	10,427	1,154,393
Total SA (Energy, Oil, Gas & Consumable Fuels)	267,242	13,821,517
Ubisoft Entertainment SA (Information Technology, Software) †	11,587	771,898
Unibail-Rodamco SA (Financials, Real Estate Management & Development)	176	44,743
Unibail-Rodamco SE (Real Estate, Equity REITs)	11,973	3,043,785
Valeo SA (Consumer Discretionary, Auto Components)	22,738	1,520,707

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	121

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

France (continued)
Veolia Environnement SA (Utilities, Multi-Utilities)	59,200	$1,389,056
Vinci SA (Industrials, Construction & Engineering)	56,584	5,210,332
Vivendi SA (Consumer Discretionary, Media)	103,241	2,368,961

		109,879,982

Germany: 9.22%
Adidas AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	17,731	3,979,891
Allianz AG (Financials, Insurance)	46,462	9,942,102
BASF SE (Materials, Chemicals)	95,574	9,257,963
Bayer AG (Health Care, Pharmaceuticals)	88,413	11,314,517
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	34,910	3,241,573
Beiersdorf AG (Consumer Staples, Personal Products)	9,787	1,044,856
Brenntag AG (Materials, Chemicals)	16,353	866,593
Covestro AG (Materials, Chemicals) 144A	9,009	707,942
Deutsche Boerse AG (Financials, Capital Markets)	19,203	2,052,620
Deutsche Lufthansa AG (Industrials, Airlines)	28,610	717,619
Deutsche Post AG (Industrials, Air Freight & Logistics)	98,669	4,092,914
Deutsche Telekom AG (Telecommunication Services, Diversified Telecommunication Services)	381,402	6,883,250
Deutsche Wohnen AG (Real Estate, Real Estate Management & Development)	36,247	1,539,601
Duerr AG (Industrials, Machinery)	2,590	301,667
E.ON SE (Utilities, Multi-Utilities)	221,408	2,502,648
Evonik Industries AG (Materials, Chemicals)	20,067	650,491
Fraport AG (Industrials, Transportation Infrastructure)	7,261	716,490
Freenet AG (Telecommunication Services, Wireless Telecommunication Services)	20,411	681,810
Fresenius Medical Care AG & Company KGaA (Health Care, Health Care Providers & Services)	22,527	2,105,156
Fresenius SE & Company KGaA (Health Care, Health Care Providers & Services)	43,490	3,680,521
Hannover Rueck SE (Financials, Insurance)	6,801	824,199
Hugo Boss AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	7,358	622,876
Infineon Technologies AG (Information Technology, Semiconductors & Semiconductor Equipment)	117,495	2,709,321
Innogy SE (Utilities, Multi-Utilities)	15,828	697,642
K&S AG (Materials, Chemicals)	24,849	592,222
Kion Group AG (Industrials, Machinery)	8,421	768,099
LANXESS AG (Materials, Chemicals)	8,981	669,818
LEG Immobilien AG (Real Estate, Real Estate Management & Development)	7,125	720,119
Linde AG (Materials, Chemicals)	18,217	3,492,599
MAN SE (Industrials, Machinery)	5,902	662,626
Merck KGaA (Health Care, Pharmaceuticals)	13,176	1,447,133
Metro Wholesale & Food Specialist AG (Consumer Staples, Food & Staples Retailing) †	27,817	543,744
MTU Aero Engines AG (Industrials, Aerospace & Defense)	4,886	684,025
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	16,427	3,390,929
Osram Licht AG (Industrials, Electrical Equipment)	9,097	747,021
ProSiebenSat.1 Media AG (Consumer Discretionary, Media)	27,046	907,309
Rheinmetall AG (Industrials, Industrial Conglomerates)	6,875	702,708
SAP SE (Information Technology, Software)	107,048	11,227,056
Siemens AG (Industrials, Industrial Conglomerates)	92,577	12,100,877
Stada Arzneimittel AG (Health Care, Pharmaceuticals)	7,136	667,542
Symrise AG (Materials, Chemicals)	12,330	901,245
Telefonica Deutschland Holding AG (Telecommunication Services, Diversified Telecommunication Services)	130,895	708,376
Thyssenkrupp AG (Materials, Metals & Mining)	45,048	1,350,875
TUI AG – BATS Exchange (Consumer Discretionary, Hotels, Restaurants & Leisure)	42,697	722,167

The accompanying notes are an integral part of these financial statements.

122	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

Germany (continued)
Uniper SE (Utilities, Independent Power & Renewable Electricity Producers)	26,146	$650,990
United Internet AG (Information Technology, Internet Software & Services)	12,151	721,088
Vonovia SE (Real Estate, Real Estate Management & Development)	44,972	1,900,808
Wirecard AG (Information Technology, IT Services)	11,000	937,730
Zalando SE (Consumer Discretionary, Internet & Direct Marketing Retail) 144A†	14,211	673,062

		119,024,430

Hong Kong: 2.82%
ASM Pacific Technology (Information Technology, Semiconductors & Semiconductor Equipment)	47,844	591,803
Cheung Kong Property Holding Limited (Real Estate, Real Estate Management & Development)	288,190	2,529,937
China Merchants Holdings International Company Limited (Industrials, Transportation Infrastructure)	3,673	12,015
China Pharmaceutical Group Limited (Health Care, Pharmaceuticals)	420,000	655,835
CK Hutchison Holdings Limited (Industrials, Industrial Conglomerates)	301,070	3,939,503
CLP Holdings Limited (Utilities, Electric Utilities)	237,886	2,512,382
Dairy Farm International Holdings Limited (Consumer Staples, Food & Staples Retailing)	34,340	278,154
First Pacific Company Limited (Financials, Diversified Financial Services)	294,894	237,023
Galaxy Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	308,625	1,936,362
Hang Lung Group Limited (Real Estate, Real Estate Management & Development)	108,705	409,775
Hang Lung Properties Limited (Real Estate, Real Estate Management & Development)	252,332	613,922
Hang Seng Bank Limited (Financials, Banks)	76,455	1,758,541
Henderson Land Development Company Limited (Real Estate, Real Estate Management & Development)	117,917	730,792
Hong Kong & China Gas Company Limited (Utilities, Gas Utilities)	828,519	1,566,888
Hong Kong Land Holdings Limited (Real Estate, Real Estate Management & Development)	128,325	950,888
Hong Kong Telecommunications Trust & Hong Kong Trust Limited (Telecommunication Services, Diversified Telecommunication Services)	507,574	655,081
Hopewell Holdings (Industrials, Industrial Conglomerates)	88,349	347,153
Hysan Development Company Limited (Real Estate, Real Estate Management & Development)	80,574	372,716
I Cable Communications Limited (Consumer Discretionary, Media) †	113,892	4,221
Jardine Matheson Holdings Limited (Industrials, Industrial Conglomerates)	28,628	1,881,146
Jardine Strategic Holdings Limited (Industrials, Industrial Conglomerates)	19,217	842,666
Link REIT (Real Estate, Equity REITs)	242,107	1,998,545
MTR Corporation Limited (Industrials, Road & Rail)	163,069	953,315
New World Development Limited (Real Estate, Real Estate Management & Development)	551,960	754,684
NWS Holdings Limited (Industrials, Industrial Conglomerates)	185,429	356,368
Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	279,117	1,250,110
Sino Land Company (Real Estate, Real Estate Management & Development)	397,899	688,439
Sun Hung Kai Properties Limited (Real Estate, Real Estate Management & Development)	158,309	2,641,939
Swire Pacific Limited (Financials, Real Estate Management & Development)	66,478	676,609
Swire Properties Limited (Real Estate, Real Estate Management & Development)	192,353	666,104
Techtronic Industries Company Limited (Consumer Discretionary, Household Durables)	144,743	749,077
The Wharf Holdings Limited (Real Estate, Real Estate Management & Development)	125,717	1,197,611
Vitasoy International Holdings Limited (Consumer Staples, Food Products)	97,005	212,957
Wheelock & Company Limited (Real Estate, Real Estate Management & Development)	100,945	755,241
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	157,222	681,063

		36,408,865

Ireland: 0.37%
DCC plc (Industrials, Industrial Conglomerates)	10,069	917,275
Glanbia plc (Consumer Staples, Food Products)	33,676	629,808

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	123

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

Ireland (continued)
Kerry Group plc Class A (Consumer Staples, Food Products)	17,565	$1,635,810
Kingspan Group plc (Industrials, Building Products)	19,815	766,635
Smurfit Kappa Group plc (Materials, Containers & Packaging)	29,074	886,565

		4,836,093

Italy: 0.96%
Assicurazioni Generali SpA (Financials, Insurance)	131,698	2,357,971
Atlantia SpA (Industrials, Transportation Infrastructure)	52,270	1,680,071
Davide Campari-Milano SpA (Consumer Staples, Beverages)	89,926	650,879
Leonardo-Finmeccanica SpA (Industrials, Aerospace & Defense)	44,539	753,435
Luxottica Group SpA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	19,086	1,098,558
Moncler SpA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	22,394	636,349
Poste Italiane SpA (Financials, Insurance)	55,944	406,584
Prysmian SpA (Industrials, Electrical Equipment)	24,477	769,843
Recordati SpA (Health Care, Pharmaceuticals)	16,171	692,643
Snam SpA (Utilities, Gas Utilities)	278,940	1,358,141
Telecom Italia SpA (Telecommunication Services, Diversified Telecommunication Services) †	1,205,006	1,154,055
Terna SpA (Utilities, Electric Utilities)	150,316	887,561

		12,446,090

Japan: 15.36%
Advance Residence Investment Corporation (Real Estate, Equity REITs)	265	678,552
Aeon Mall Company Limited (Real Estate, Real Estate Management & Development)	19,800	355,890
Air Water Incorporated (Materials, Chemicals)	32,700	603,226
Ajinomoto Company Incorporated (Consumer Staples, Food Products)	60,400	1,193,056
Alfresa Holdings Corporation (Health Care, Health Care Providers & Services)	29,700	558,960
All Nippon Airways Company Limited (Industrials, Airlines)	422,000	1,565,394
Aozora Bank Limited (Financials, Banks)	120,000	454,087
Asahi Breweries Limited (Consumer Staples, Beverages)	46,300	2,016,926
Asahi Glass Company Limited (Industrials, Building Products)	22,200	866,312
Asahi Intecc Company Limited (Health Care, Health Care Equipment & Supplies)	8,100	424,396
Asahi Kasei Corporation (Materials, Chemicals)	135,000	1,617,274
Bandai Namco Holdings Incorporated (Consumer Discretionary, Leisure Products)	19,500	653,636
Benesse Corporation (Consumer Discretionary, Diversified Consumer Services)	11,100	427,098
Bridgestone Corporation (Consumer Discretionary, Auto Components)	73,400	3,150,722
Brother Industries Limited (Information Technology, Technology Hardware, Storage & Peripherals)	32,800	777,521
CALBEE Incorporated (Consumer Staples, Food Products)	12,500	427,525
Canon Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	115,000	4,031,564
Casio Computer Company Limited (Consumer Discretionary, Household Durables)	40,100	566,839
Chubu Electric Power Company Incorporated (Utilities, Electric Utilities)	77,100	1,007,802
Citizen Holdings Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	52,900	374,850
Coca-Cola Bottlers Japan Incorporated (Consumer Staples, Beverages)	19,000	651,567
Comsys Holdings Corporation (Industrials, Construction & Engineering)	18,300	393,516
Cosmos Pharmaceutical Corporation (Consumer Staples, Food & Staples Retailing)	1,800	408,186
Credit Saison Company Limited (Financials, Consumer Finance)	31,200	566,189
CyberAgent Incorporated (Consumer Discretionary, Media)	14,100	461,086
Dai Nippon Printing Company Limited (Industrials, Commercial Services & Supplies)	64,000	755,647
Daicel Chemical Industries Limited (Materials, Chemicals)	49,900	635,920
Daifuku Company Limited (Industrials, Machinery)	17,100	744,290

The accompanying notes are an integral part of these financial statements.

124	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

Japan (continued)
Daiichikosho Company Limited (Consumer Discretionary, Media)	8,000	$387,866
Daito Trust Construction Company Limited (Real Estate, Real Estate Management & Development)	7,700	1,364,758
Daiwa House Industry Company Limited (Real Estate, Real Estate Management & Development)	70,300	2,460,036
Daiwa House Residential Investment Corporation (Real Estate, Equity REITs)	279	682,175
Daiwa Securities Group Incorporated (Financials, Capital Markets)	179,000	979,872
Dena Company Limited (Information Technology, Internet Software & Services)	15,900	340,172
DIC Incorporated (Materials, Chemicals)	13,500	477,077
Disco Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	4,100	735,081
Don Quijote Company Limited (Consumer Discretionary, Multiline Retail)	16,400	622,823
East Japan Railway Company (Industrials, Road & Rail)	42,000	3,852,914
Ebara Corporation (Industrials, Machinery)	13,300	411,939
Electric Power Development Company Limited (Utilities, Independent Power & Renewable Electricity Producers)	23,600	646,164
Ezaki Glico Company Limited (Consumer Staples, Food Products)	8,500	451,539
Fuji Electric Holdings Company Limited (Industrials, Electrical Equipment)	78,000	429,963
Fujikura Limited (Industrials, Electrical Equipment)	41,700	339,108
Fujitsu Limited (Information Technology, IT Services)	221,000	1,638,578
Fukuoka Financial Group Incorporated (Financials, Banks)	92,000	404,202
Furukawa Electric Company Limited (Industrials, Electrical Equipment)	9,600	520,453
Glory Limited (Industrials, Machinery)	11,000	374,221
Hakuhodo DY Holdings Incorporated (Consumer Discretionary, Media)	52,900	720,347
Hankyu Hanshin Holdings Incorporated (Industrials, Road & Rail)	25,300	964,270
Haseko Corporation (Consumer Discretionary, Household Durables)	41,600	515,388
Hikari Tsushin Incorporated (Consumer Discretionary, Specialty Retail)	4,200	521,108
Hino Motors Limited (Industrials, Machinery)	41,700	479,075
Hisamitsu Pharmaceutical Company Incorporated (Health Care, Pharmaceuticals)	11,000	529,313
Hitachi Chemical Company Limited (Materials, Chemicals)	17,600	476,442
Hitachi Construction Machinery Company Limited (Industrials, Machinery)	16,000	451,903
Hitachi High Technologies Corporation (Information Technology, Electronic Equipment, Instruments & Components)	11,600	414,154
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	487,000	3,353,427
Hitachi Metals Limited (Materials, Metals & Mining)	29,200	390,183
Hokuhoku Financial Group Incorporated (Financials, Banks)	23,500	361,045
Horiba Limited (Information Technology, Electronic Equipment, Instruments & Components)	6,900	423,032
Hoya Corporation (Health Care, Health Care Equipment & Supplies)	41,100	2,353,432
Idemitsu Kosan Company Limited (Energy, Oil, Gas & Consumable Fuels)	16,600	405,581
Iida Group Holdings Company (Consumer Discretionary, Household Durables)	28,700	487,927
Inpex Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	117,200	1,120,455
Isetan Mitsukoshi Holdings Limited (Consumer Discretionary, Multiline Retail)	53,900	555,008
ITO EN Limited (Consumer Staples, Beverages)	10,800	397,872
Itochu Corporation (Industrials, Trading Companies & Distributors)	157,900	2,579,601
Izumi Company Limited (Consumer Discretionary, Multiline Retail)	7,000	366,762
J.Front Retailing Company Limited (Consumer Discretionary, Multiline Retail)	37,500	523,605
Japan Airport Terminal Company Limited (Industrials, Transportation Infrastructure)	11,300	410,124
Japan Prime Realty Investment Corporation (Real Estate, Equity REITs)	189	679,090
Japan Retail Fund Investment Corporation (Real Estate, Equity REITs)	360	662,459
JSR Corporation (Materials, Chemicals)	30,900	602,063
JX Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	366,000	1,772,487
K’s Holdings Corporation (Consumer Discretionary, Specialty Retail)	15,500	346,559
Kagome Company Limited (Consumer Staples, Food Products)	13,500	426,115
Kajima Corporation (Industrials, Construction & Engineering)	100,000	917,815

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	125

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

Japan (continued)
Kakaku.com Incorporated (Information Technology, Internet Software & Services)	19,000	$236,603
Kaken Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	5,500	290,672
Kamigumi Company Limited (Industrials, Transportation Infrastructure)	25,000	276,754
Kansai Electric Power Company Incorporated (Utilities, Electric Utilities)	97,300	1,363,006
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	199,200	5,376,144
Keikyu Corporation (Industrials, Road & Rail)	60,000	637,468
Keisei Electric Railway Company Limited (Industrials, Road & Rail)	24,000	653,841
Kewpie Corporation (Consumer Staples, Food Products)	17,600	421,849
Kintetsu Corporation (Industrials, Road & Rail)	182,000	687,042
Kirin Brewery Company Limited (Consumer Staples, Beverages)	93,600	2,125,550
Kobayashi Pharmaceutical Company Limited (Consumer Staples, Personal Products)	9,700	602,638
Konica Minolta Holdings Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	73,400	586,212
Kose Corporation (Consumer Staples, Personal Products)	5,900	740,619
Kuraray Company Limited (Materials, Chemicals)	36,100	685,649
Kyocera Corporation (Information Technology, Electronic Equipment, Instruments & Components)	40,000	2,401,419
Kyushu Electric Power Company Incorporated (Utilities, Electric Utilities)	61,500	722,773
Kyushu Financial Group Incorporated (Financials, Banks)	69,900	426,006
Lawson Incorporated (Consumer Staples, Food & Staples Retailing)	7,700	517,606
Lion Corporation (Consumer Staples, Household Products)	37,400	743,679
LIXIL Group Corporation (Industrials, Building Products)	31,300	821,114
M3 Incorporated (Health Care, Health Care Technology)	24,500	636,708
Mabuchi Motor Company Limited (Industrials, Electrical Equipment)	12,500	590,121
Marubeni Corporation (Industrials, Trading Companies & Distributors)	174,900	1,138,159
Matsumotokiyoshi Holdings Company Limited (Consumer Staples, Food & Staples Retailing)	6,900	469,477
Mebuki Financial Group Incorporated (Financials, Banks)	149,900	531,778
Medipal Holdings Corporation (Health Care, Health Care Providers & Services)	28,100	495,619
Meiji Holdings Company Limited (Consumer Staples, Food Products)	16,700	1,330,714
Minebea Company Limited (Industrials, Machinery)	42,800	703,503
Miraca Holdings Incorporated (Health Care, Health Care Providers & Services)	8,200	372,575
Mitsubishi Chemical Holdings Corporation (Materials, Chemicals)	138,000	1,284,159
Mitsubishi Gas Chemical Company Incorporated (Materials, Chemicals)	25,200	625,559
Mitsubishi Materials Corporation (Materials, Metals & Mining)	19,500	699,754
Mitsubishi Tanabe Pharma Corporation (Health Care, Pharmaceuticals)	27,600	677,855
Mitsubishi UFJ Lease & Finance Company Limited (Financials, Diversified Financial Services)	90,400	457,201
Mitsui Chemicals Incorporated (Materials, Chemicals)	111,000	664,374
Mitsui OSK Lines Limited (Industrials, Marine)	127,000	407,796
Morinaga & Company Limited (Consumer Staples, Food Products)	6,900	395,415
Nabtesco Corporation (Industrials, Machinery)	17,700	619,061
Nagoya Railroad Company Limited (Industrials, Road & Rail)	107,000	478,865
Nankai Electric Railway Company Limited (Industrials, Road & Rail)	65,000	333,470
NEC Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	244,000	645,873
NH Foods Limited (Consumer Staples, Food Products)	22,000	646,382
NHK Spring Company Limited (Consumer Discretionary, Auto Components)	35,800	357,886
Nichirei Corporation (Consumer Staples, Food Products)	19,900	526,214
Nihon Kohden Corporation (Health Care, Health Care Equipment & Supplies)	12,300	285,305
Nihon M&A Center Incorporated (Industrials, Professional Services)	9,500	439,851
Nikon Corporation (Consumer Discretionary, Household Durables)	40,000	659,663
Nippon Express Company Limited (Industrials, Road & Rail)	105,000	724,928
Nippon Prologis REIT Incorporated (Real Estate, Equity REITs)	306	664,689
Nippon Shinyaku Company Limited (Health Care, Pharmaceuticals)	8,100	563,651

The accompanying notes are an integral part of these financial statements.

126	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

Japan (continued)
Nippon Shokubai Company Limited (Materials, Chemicals)	5,700	$406,495
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	152,000	7,560,249
Nippon Television Network Corporation (Consumer Discretionary, Media)	600	10,894
Nisshin Seifun Group Incorporated (Consumer Staples, Food Products)	45,000	782,235
Nissin Food Products Company Limited (Consumer Staples, Food Products)	10,500	647,565
Nitori Holdings Company Limited (Consumer Discretionary, Specialty Retail)	10,300	1,590,885
Nomura Real Estate Holding Incorporated (Real Estate, Real Estate Management & Development)	19,700	406,956
Nomura Real Estate Master Fund Incorporated (Real Estate, Equity REITs)	548	724,286
Nomura Research Institute Limited (Information Technology, IT Services)	16,400	638,486
NSK Limited (Industrials, Machinery)	52,800	626,770
Obayashi Corporation (Industrials, Construction & Engineering)	67,700	798,717
Omron Corporation (Information Technology, Electronic Equipment, Instruments & Components)	19,800	994,188
Oracle Corporation (Japan) (Information Technology, Software)	5,600	414,136
ORIX Corporation (Financials, Diversified Financial Services)	135,300	2,165,465
ORIX JREIT Incorporated (Real Estate, Equity REITs)	448	646,315
Osaka Gas Company Limited (Utilities, Gas Utilities)	210,000	821,585
Otsuka Corporation (Information Technology, IT Services)	9,500	629,099
Panasonic Corporation (Consumer Discretionary, Household Durables)	257,000	3,425,965
Park24 Company Limited (Industrials, Commercial Services & Supplies)	18,300	439,959
Pigeon Corporation (Consumer Staples, Household Products)	15,900	615,405
Pilot Corporation (Industrials, Commercial Services & Supplies)	7,900	346,368
Pola Orbis Holdings Incorporated (Consumer Staples, Personal Products)	13,500	434,097
Recruit Holdings Company Limited (Industrials, Professional Services)	168,000	3,348,233
Relo Holdings Incorporated (Real Estate, Real Estate Management & Development)	16,600	377,345
Resona Holdings Incorporated (Financials, Banks)	249,500	1,245,060
Ricoh Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	79,600	797,195
Rohm Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	9,600	747,496
Rohto Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	15,400	357,491
Ryohin Keikaku Company Limited (Consumer Discretionary, Multiline Retail)	2,500	693,592
Santen Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	49,700	771,258
Sanwa Holdings Corporation (Industrials, Building Products)	36,700	409,280
Sapporo Holdings Limited (Consumer Staples, Beverages)	13,400	389,439
Sawai Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	5,800	317,078
SBI Holdings Incorporated (Financials, Capital Markets)	35,600	494,809
SCREEN Holdings Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	5,600	362,178
SCSK Corporation (Information Technology, IT Services)	8,900	385,355
Sega Sammy Holdings Incorporated (Consumer Discretionary, Leisure Products)	28,800	413,917
Seibu Holdings Incorporated (Industrials, Industrial Conglomerates)	37,700	648,480
Seiko Epson Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	33,000	846,800
Sekisui Chemical Company Limited (Consumer Discretionary, Household Durables)	45,000	839,132
Sharp Corporation (Consumer Discretionary, Household Durables) †	212,000	636,376
Shimadzu Corporation (Information Technology, Electronic Equipment, Instruments & Components)	36,900	678,355
Shimamura Company Limited (Consumer Discretionary, Specialty Retail)	3,700	451,667
Shimizu Corporation (Industrials, Construction & Engineering)	66,600	688,203
Showa Denko KK (Materials, Chemicals)	20,000	531,405
Showa Shell Sekiyu KK (Energy, Oil, Gas & Consumable Fuels)	31,500	345,272
SoftBank Group Corporation (Telecommunication Services, Wireless Telecommunication Services)	93,300	7,571,953
Sohgo Security Services Company Limited (Industrials, Commercial Services & Supplies)	15,500	677,469
Sojitz Corporation (Industrials, Trading Companies & Distributors)	212,800	571,028

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	127

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

Japan (continued)
Sony Financial Holdings Incorporated (Financials, Insurance)	22,900	$362,867
Square Enix Company Limited (Information Technology, Software)	12,900	453,527
Stanley Electric Company Limited (Consumer Discretionary, Auto Components)	22,100	733,752
Start Today Company Limited (Consumer Discretionary, Internet & Direct Marketing Retail)	20,300	631,519
Sumitomo Corporation (Industrials, Trading Companies & Distributors)	127,500	1,805,192
Sumitomo Dainippon Pharma Company Limited (Health Care, Pharmaceuticals)	25,500	346,541
Sumitomo Foresting Company Limited (Consumer Discretionary, Household Durables)	25,700	400,690
Sumitomo Heavy Industries Limited (Industrials, Machinery)	64,000	477,373
Sumitomo Rubber Industries Limited (Consumer Discretionary, Auto Components)	27,900	462,652
Sundrug Company Limited (Consumer Staples, Food & Staples Retailing)	11,200	464,056
Suntory Beverage & Food Limited (Consumer Staples, Beverages)	13,400	619,202
Suzuken Company Limited (Health Care, Health Care Providers & Services)	13,500	491,813
Suzuki Motor Corporation (Consumer Discretionary, Automobiles)	44,800	2,251,920
T&D Holdings Incorporated (Financials, Insurance)	67,000	919,357
Taiheiyo Cement Corporation (Materials, Construction Materials)	143,000	551,526
Taisei Corporation (Industrials, Construction & Engineering)	110,000	1,103,652
Takara Holdings Incorporated (Consumer Staples, Beverages)	33,900	328,716
Takashimaya Company Limited (Consumer Discretionary, Multiline Retail)	35,000	321,235
Takeda Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	78,600	4,344,860
Teijin Limited (Materials, Chemicals)	31,000	629,390
Temp Holdings Company Limited (Industrials, Professional Services)	24,300	493,803
The Chugoku Bank Limited (Financials, Banks)	33,500	451,603
The Chugoku Electric Power Company Incorporated (Utilities, Electric Utilities)	47,800	551,329
The Gunma Bank Limited (Financials, Banks)	74,800	438,179
The Yokohama Rubber Company Limited (Consumer Discretionary, Auto Components)	19,400	359,112
THK Company Limited (Industrials, Machinery)	18,100	604,239
TIS Incorporated (Information Technology, IT Services)	13,300	392,582
Tobu Railway Company Limited (Industrials, Road & Rail)	121,000	669,195
Toho Company Limited Tokyo (Consumer Discretionary, Media)	18,300	679,997
Toho Gas Company Limited (Utilities, Gas Utilities)	60,000	395,688
Tohoku Electric Power Company Incorporated (Utilities, Electric Utilities)	55,400	757,917
Tokyo Broadcasting System Incorporated (Consumer Discretionary, Media)	18,100	347,396
Tokyo Electron Limited (Information Technology, Semiconductors & Semiconductor Equipment)	17,100	2,404,749
Tokyo Gas Company Limited (Utilities, Gas Utilities)	219,000	1,161,785
Toppan Printing Company Limited (Industrials, Commercial Services & Supplies)	65,000	650,976
Tosoh Corporation (Materials, Chemicals)	66,000	774,458
Toyoda Gosei Company Limited (Consumer Discretionary, Auto Components)	13,700	319,399
Toyota Tsusho Corporation (Industrials, Trading Companies & Distributors)	23,700	729,745
Trend Micro Incorporated (Information Technology, Software)	13,300	615,791
Tsumura & Company (Health Care, Pharmaceuticals)	9,700	365,730
Tsuruha Holdings Incorporated (Consumer Staples, Food & Staples Retailing)	5,800	690,608
Unicharm Corporation (Consumer Staples, Household Products)	41,800	983,641
United Urban Investment Corporation (Real Estate, Equity REITs)	463	698,703
USS Company Limited (Consumer Discretionary, Specialty Retail)	34,500	678,169
West Japan Railway Company (Industrials, Road & Rail)	19,700	1,431,962
Yahoo! Japan Corporation (Information Technology, Internet Software & Services)	134,900	618,453
Yakult Honsha Company Limited (Consumer Staples, Food Products)	13,400	928,804
Yamada Denki Company Limited (Consumer Discretionary, Specialty Retail)	108,000	584,527
Yamaha Corporation (Consumer Discretionary, Leisure Products)	19,100	665,420
Yamaha Motor Company Limited (Consumer Discretionary, Automobiles)	29,600	837,368

The accompanying notes are an integral part of these financial statements.

128	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

Japan (continued)
Yamazaki Baking Company Limited (Consumer Staples, Food Products)	28,700	$544,056
Yaskawa Electric Corporation (Information Technology, Electronic Equipment, Instruments & Components)	28,300	857,225
Yokogawa Electric Corporation (Information Technology, Electronic Equipment, Instruments & Components)	33,700	525,111
Zenkoku Hosho Company Limited (Financials, Diversified Financial Services)	7,900	320,858

		198,387,267

Luxembourg: 0.26%
B&M European Value Retail SA (Consumer Discretionary, Multiline Retail)	69,752	335,891
Eurofins Scientific SE (Health Care, Life Sciences Tools & Services)	1,154	659,551
RTL Group SA (Consumer Discretionary, Media)	8,473	643,026
SES SA (Consumer Discretionary, Media)	44,732	1,022,690
Subsea 7 SA (Energy, Energy Equipment & Services)	47,678	686,474

		3,347,632

Netherlands: 3.51%
Aalberts Industries NV (Industrials, Machinery)	16,309	725,638
ABN AMRO Group NV (Financials, Banks) 144A	33,229	931,183
Airbus Group NV (Industrials, Aerospace & Defense)	58,935	4,953,942
Akzo Nobel NV (Materials, Chemicals)	26,947	2,463,673
Altice NV Class A (Consumer Discretionary, Media) †	53,002	1,222,175
Exor NV (Financials, Diversified Financial Services)	11,577	742,842
Ferrari NV (Consumer Discretionary, Automobiles)	11,757	1,345,059
Fiat Chrysler Automobiles NV (Consumer Discretionary, Automobiles)	100,643	1,515,603
Gemalto NV (Information Technology, Software)	10,220	552,294
Gemalto NV (Information Technology, Software)	163	8,809
Heineken Holding NV (Consumer Staples, Beverages)	10,355	1,022,411
Heineken NV (Consumer Staples, Beverages)	22,084	2,316,930
IMCD Group NV (Industrials, Trading Companies & Distributors)	5,481	322,361
Koninklijke Ahold NV (Consumer Staples, Food & Staples Retailing)	133,306	2,396,283
Koninklijke DSM NV (Materials, Chemicals)	19,183	1,455,365
Koninklijke KPN NV (Telecommunication Services, Diversified Telecommunication Services)	327,046	1,156,706
Koninklijke Philips NV (Industrials, Industrial Conglomerates)	98,311	3,719,353
Koninklijke Vopak NV (Energy, Oil, Gas & Consumable Fuels)	14,029	593,798
NN Group NV (Financials, Insurance)	32,672	1,296,545
Philips Lighting NV (Industrials, Electrical Equipment)	17,530	646,927
Qiagen NV (Health Care, Life Sciences Tools & Services)	21,009	674,149
Randstad Holdings NV (Industrials, Professional Services)	14,825	866,626
RELX NV (Industrials, Professional Services)	106,149	2,228,449
STMicroelectronics NV (Information Technology, Semiconductors & Semiconductor Equipment)	63,579	1,103,526
Unilever NV (Consumer Staples, Personal Products)	162,803	9,692,414
Wolters Kluwer NV (Consumer Discretionary, Media)	30,626	1,337,853

		45,290,914

New Zealand: 0.28%
Auckland International Airport Limited (Industrials, Transportation Infrastructure)	126,051	614,526
Contact Energy Limited (Utilities, Electric Utilities)	92,506	370,620
Fisher & Paykel Healthcare Corporation (Health Care, Health Care Equipment & Supplies)	81,934	692,413
Fletcher Building Limited (Materials, Construction Materials)	111,913	655,685
Meridian Energy Limited (Utilities, Independent Power & Renewable Electricity Producers)	164,218	347,830

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	129

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

New Zealand (continued)
Ryman Healthcare Limited (Health Care, Health Care Providers & Services)	31,606	$206,053
Spark New Zealand Limited (Telecommunication Services, Diversified Telecommunication Services)	245,804	690,948

		3,578,075

Norway: 0.55%
Den Norske Bank ASA (Financials, Banks)	88,201	1,722,420
Gjensidige Forsikring ASA (Financials, Insurance)	38,214	668,922
Marine Harvest ASA (Consumer Staples, Food Products)	42,516	844,516
Norsk Hydro ASA (Materials, Metals & Mining)	115,344	832,599
Orkla ASA (Consumer Staples, Food Products)	88,953	913,270
Telenor ASA (Telecommunication Services, Diversified Telecommunication Services)	65,992	1,336,351
TGS Nopec Geophysical Company ASA (Energy, Energy Equipment & Services)	9,964	213,717
Yara International ASA (Materials, Chemicals)	15,397	629,737

		7,161,532

Portugal: 0.19%
Energias de Portugal SA (Utilities, Electric Utilities)	262,449	1,007,595
Galp Energia SGPS SA (Energy, Oil, Gas & Consumable Fuels)	45,722	757,118
Jeronimo Martins SA (Consumer Staples, Food & Staples Retailing)	33,336	665,118

		2,429,831

Singapore: 1.53%
Ascendas REIT (Real Estate, Equity REITs)	224,600	440,603
CapitaLand Limited (Real Estate, Real Estate Management & Development)	281,263	784,081
CapitaLand Mall Trust (Real Estate, Equity REITs)	292,900	468,744
City Developments Limited (Real Estate, Real Estate Management & Development)	83,075	717,437
ComfortDelGro Corporation Limited (Industrials, Road & Rail)	402,837	680,332
DBS Group Holdings Limited (Financials, Banks)	181,213	2,755,715
Genting Singapore plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	843,624	737,265
Global Logistic Properties Limited (Real Estate, Real Estate Management & Development)	307,905	735,729
Jardine Cycle & Carriage Limited (Consumer Discretionary, Distributors)	20,477	603,007
Keppel Corporation Limited (Industrials, Industrial Conglomerates)	163,143	759,196
Oversea-Chinese Banking Corporation Limited (Financials, Banks)	307,796	2,535,552
Singapore Airlines Limited (Industrials, Airlines)	89,921	683,717
Singapore Exchange Limited (Financials, Capital Markets)	122,574	677,979
Singapore Technologies Engineering Limited (Industrials, Aerospace & Defense)	244,469	658,071
Singapore Telecommunications Limited (Telecommunication Services, Diversified Telecommunication Services)	875,855	2,389,958
Singapore Telecommunications Limited GDR (Telecommunication Services, Diversified Telecommunication Services)	11,900	32,559
United Overseas Bank Limited (Financials, Banks)	146,285	2,592,456
United Overseas Land Limited (Real Estate, Real Estate Management & Development)	119,473	720,741
Wilmar International Limited (Consumer Staples, Food Products)	316,485	774,903

		19,748,045

Spain: 2.72%
Abertis Infraestructuras SA (Industrials, Transportation Infrastructure)	72,350	1,464,195
Actividades de Construccion y Servicios SA (Industrials, Construction & Engineering)	22,349	844,987
Aena SA (Industrials, Transportation Infrastructure) 144A	8,036	1,569,378
Amadeus IT Holding SA Class A (Information Technology, IT Services)	44,478	2,757,047

The accompanying notes are an integral part of these financial statements.

130	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

Spain (continued)
Banco de Sabade SA (Financials, Banks)	562,535	$1,236,881
Bankia SA (Financials, Banks)	128,347	624,761
Bankinter SA (Financials, Banks)	70,188	669,278
CaixaBank SA (Financials, Banks)	359,183	1,854,884
Distribuidora Internacional SA (Consumer Staples, Food & Staples Retailing)	106,576	674,459
Enagas SA (Energy, Oil, Gas & Consumable Fuels)	24,328	716,937
Endesa SA (Utilities, Electric Utilities)	37,733	910,289
Gas Natural SDG SA (Utilities, Gas Utilities)	37,329	907,431
Grifols SA (Health Care, Biotechnology)	31,048	877,826
Iberdrola SA (Utilities, Electric Utilities)	637,712	5,208,629
Industria de Diseno Textil SA (Consumer Discretionary, Specialty Retail)	114,577	4,353,151
International Consolidated Airlines Group SA (Industrials, Airlines)	115,027	909,554
Mapfre SA (Financials, Insurance)	182,314	645,248
Merlin Properties Socimi SA (Real Estate, Equity REITs)	51,716	712,619
Red Electrica Corporacion SA (Utilities, Electric Utilities)	44,142	991,335
Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	126,117	2,166,463
Telefonica SA (Telecommunication Services, Diversified Telecommunication Services)	464,163	5,005,670

		35,101,022

Sweden: 3.21%
Alfa Laval AB (Industrials, Machinery)	27,334	619,214
Atlas Copco AB Class A (Industrials, Machinery)	66,956	2,624,057
BillerudKorsnas AB (Materials, Containers & Packaging)	40,981	683,382
Boliden AB (Materials, Metals & Mining)	26,858	939,688
Castellum AB (Real Estate, Real Estate Management & Development)	44,625	698,656
Electrolux AB Class B (Consumer Discretionary, Household Durables)	23,067	838,694
Elekta AB Class B (Health Care, Health Care Equipment & Supplies)	68,956	713,794
Essity Aktiebolag AB (Consumer Staples, Household Products) †	65,678	1,823,436
Fabege AB (Real Estate, Real Estate Management & Development)	33,214	666,307
Getinge AB Class B (Health Care, Health Care Equipment & Supplies)	33,478	621,886
Hennes & Mauritz AB Class B (Consumer Discretionary, Specialty Retail)	96,501	2,441,142
Hexpol AB (Materials, Chemicals)	31,786	311,029
Husqvarna AB Class B (Consumer Discretionary, Household Durables)	65,799	663,725
Industrivarden AB Class A (Financials, Diversified Financial Services)	26,917	672,777
Intrum Justitia AB (Industrials, Commercial Services & Supplies)	8,964	292,529
Investor AB Class B (Financials, Diversified Financial Services)	46,626	2,180,565
Lundin Petroleum AB (Energy, Oil, Gas & Consumable Fuels)	29,235	627,325
Nordea Bank AB (Financials, Banks)	308,663	4,152,670
Saab AB Class B (Industrials, Aerospace & Defense)	13,167	600,703
Sandvik AB (Industrials, Machinery)	115,363	1,906,323
Securitas AB (Industrials, Commercial Services & Supplies)	39,125	643,076
Skandinaviska Enskilda Banken AB Class A (Financials, Banks)	157,042	2,043,626
Skanska AB Class B (Industrials, Construction & Engineering)	42,130	951,746
SKF AB Class B (Industrials, Machinery)	35,589	711,265
Svenska Handelsbanken AB Class A (Financials, Banks)	150,657	2,252,531
Swedbank AB Class A (Financials, Banks)	95,330	2,577,086
Swedish Match AB (Consumer Staples, Tobacco)	20,293	723,532
Tele2 AB Class B (Telecommunication Services, Wireless Telecommunication Services)	62,235	724,505
Telefonaktiebolaget LM Ericsson Class B (Information Technology, Communications Equipment)	315,141	1,847,040

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	131

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

Sweden (continued)
Telia Company AB (Telecommunication Services, Diversified Telecommunication Services)	298,908	$1,425,745
Trelleborg AB Class B (Industrials, Machinery)	28,435	677,437
Volvo AB Class B (Industrials, Machinery)	161,092	2,751,179

		41,406,670

Switzerland: 7.35%
ABB Limited (Industrials, Electrical Equipment)	222,993	5,162,360
Adecco SA (Industrials, Professional Services)	18,665	1,352,748
Aryzta AG (Consumer Staples, Food Products)	19,725	621,606
Baloise Holding AG (Financials, Insurance)	5,612	893,636
Barry Callebaut AG (Consumer Staples, Food Products)	253	364,086
Chocoladefabriken Lindt & Sprungli AG (Consumer Staples, Food Products)	12	834,718
Clariant AG (Materials, Chemicals)	27,932	674,015
Coca-Cola HBC AG (Consumer Staples, Beverages)	22,539	770,599
dormakaba Holding AG (Industrials, Building Products)	362	326,345
Dufry Group Register Shares (Consumer Discretionary, Specialty Retail) †	3,935	606,489
EMS-Chemie Holdings AG (Materials, Chemicals)	986	673,988
Flughafen Zuerich AG (Industrials, Transportation Infrastructure)	2,648	648,918
Geberit AG (Industrials, Building Products)	3,775	1,724,622
Georg Fischer AG (Industrials, Machinery)	539	621,090
Givaudan SA (Materials, Chemicals)	854	1,745,492
Helvetia Holding AG (Financials, Insurance)	1,132	648,661
Julius Baer Group Limited (Financials, Capital Markets)	23,723	1,325,984
Kuehne & Nagel International AG (Industrials, Marine)	6,285	1,138,438
LafargeHolcim Limited – BATS Exchange (Materials, Construction Materials)	49,184	2,890,159
Logitech International SA (Information Technology, Technology Hardware, Storage & Peripherals)	19,985	710,661
Lonza Group AG (Health Care, Life Sciences Tools & Services)	7,722	1,955,162
Nestle SA (Consumer Staples, Food Products)	337,939	28,668,167
Partners Group Holding AG (Financials, Capital Markets)	2,331	1,511,947
PSP Swiss Property AG (Real Estate, Real Estate Management & Development)	7,070	648,793
Roche Holding AG (Health Care, Pharmaceuticals)	75,240	19,105,207
Schindler Holding AG – Participation Certificate (Industrials, Machinery)	4,407	943,947
SGS SA (Industrials, Professional Services)	634	1,416,820
Sika AG (Materials, Chemicals)	210	1,489,157
Sonova Holding AG (Health Care, Health Care Equipment & Supplies)	5,822	984,145
Straumann Holding AG (Health Care, Health Care Equipment & Supplies)	1,168	748,461
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	3,202	1,278,195
Swiss Life Holding AG (Financials, Insurance)	3,143	1,124,853
Swiss Prime Site AG (Real Estate, Real Estate Management & Development)	9,149	828,128
Swiss Reinsurance AG (Financials, Insurance)	33,733	3,055,124
Swisscom AG (Telecommunication Services, Diversified Telecommunication Services)	2,691	1,357,076
Temenos Group AG (Information Technology, Software)	7,317	721,819
Vifor Pharma AG (Health Care, Pharmaceuticals)	5,823	588,403
Zurich Insurance Group AG (Financials, Insurance)	15,917	4,762,070

		94,922,089

Thailand: 0.05%
Thai Beverage PCL (Consumer Staples, Beverages)	933,600	640,325

The accompanying notes are an integral part of these financial statements.

132	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

United Kingdom: 14.99%
3i Group plc (Financials, Capital Markets)	102,859	$1,289,503
Admiral Group plc (Financials, Insurance)	25,077	626,167
Aggreko plc (Industrials, Commercial Services & Supplies)	55,866	650,886
Ashtead Group plc (Industrials, Trading Companies & Distributors)	47,212	1,015,259
Associated British Foods plc (Consumer Staples, Food Products)	38,369	1,648,210
AstraZeneca plc (Health Care, Pharmaceuticals)	138,604	8,138,786
Auto Trader Group plc (Information Technology, Internet Software & Services) 144A	132,374	604,925
Babcock International Group plc (Industrials, Commercial Services & Supplies)	57,338	602,418
BAE Systems plc (Industrials, Aerospace & Defense)	346,574	2,722,542
Barratt Developments plc (Consumer Discretionary, Household Durables)	99,470	803,261
BBA Aviation plc (Industrials, Transportation Infrastructure)	162,426	633,880
Beazley plc (Financials, Insurance)	98,208	648,933
Bellway plc (Consumer Discretionary, Household Durables)	16,610	687,953
BHP Billiton plc (Materials, Metals & Mining)	196,373	3,749,277
Booker Group plc (Consumer Staples, Food & Staples Retailing)	263,940	682,602
BP plc (Energy, Oil, Gas & Consumable Fuels)	2,068,722	11,908,055
British American Tobacco plc (Consumer Staples, Tobacco)	196,249	12,259,614
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)	913,342	3,455,142
Bunzl plc (Industrials, Trading Companies & Distributors)	36,807	1,099,448
Burberry Group plc (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	44,480	1,033,583
Carnival plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	19,291	1,340,805
Centamin plc (Materials, Metals & Mining)	144,477	283,037
Centrica plc (Utilities, Multi-Utilities)	591,323	1,528,514
Close Brothers Group plc (Financials, Capital Markets)	17,024	340,112
Compass Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	167,305	3,573,963
Conva Tec Limited (Health Care, Health Care Equipment & Supplies) 144A†	160,561	595,666
Croda International plc (Materials, Chemicals)	15,115	750,927
Daily Mail & General Trust plc Class A (Consumer Discretionary, Media)	32,417	261,361
Derwent Valley Holdings plc (Real Estate, Equity REITs)	19,038	685,366
Diageo plc (Consumer Staples, Beverages)	264,945	8,880,206
Dialog Semiconductor plc (Information Technology, Semiconductors & Semiconductor Equipment) †	15,069	684,997
Direct Line Insurance Group plc (Financials, Insurance)	148,878	731,747
Dixons Carphone plc (Consumer Discretionary, Specialty Retail)	175,154	392,737
DS Smith plc (Materials, Containers & Packaging)	104,311	671,456
easyJet plc (Industrials, Airlines)	37,133	574,280
Electrocomponents plc (Information Technology, Electronic Equipment, Instruments & Components)	83,611	683,843
Experian Group Limited plc (Industrials, Professional Services)	102,563	2,060,981
Fresnillo plc (Materials, Metals & Mining)	34,174	714,117
G4S plc (Industrials, Commercial Services & Supplies)	180,456	661,541
GKN plc (Consumer Discretionary, Auto Components)	186,845	770,492
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	535,041	10,609,702
Halma plc (Information Technology, Electronic Equipment, Instruments & Components)	45,544	643,700
Hammerson plc (Real Estate, Equity REITs)	87,715	636,310
Hargreaves Lansdown plc (Financials, Capital Markets)	39,434	713,890
Hikma Pharmaceuticals plc (Health Care, Pharmaceuticals)	15,242	246,762
Hiscox Limited (Financials, Insurance)	39,323	649,845
Howden Joinery Group plc (Industrials, Trading Companies & Distributors)	121,317	668,288
IMI plc (Industrials, Machinery)	41,775	613,119
Imperial Tobacco Group plc (Consumer Staples, Tobacco)	101,502	4,200,730
Inchcape plc (Consumer Discretionary, Distributors)	66,033	710,849

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	133

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

United Kingdom (continued)
Indivior plc (Health Care, Pharmaceuticals) †	119,255	$642,434
Informa plc (Consumer Discretionary, Media)	81,272	725,666
Inmarsat plc (Telecommunication Services, Diversified Telecommunication Services)	67,637	640,218
InterContinental Hotels Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	19,323	963,483
Intermediate Capital Group (Financials, Capital Markets)	57,893	664,770
Intertek Group plc (Industrials, Professional Services)	15,745	1,040,389
Investec plc (Financials, Capital Markets)	87,832	670,096
ITV plc (Consumer Discretionary, Media)	424,776	871,155
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)	199,684	608,346
John Wood Group plc (Energy, Energy Equipment & Services)	78,844	577,055
Johnson Matthey plc (Materials, Chemicals)	22,853	816,796
Just Eat plc (Information Technology, Internet Software & Services) †	75,012	646,007
Kingfisher plc (Consumer Discretionary, Specialty Retail)	224,275	866,840
Land Securities Group plc (Real Estate, Equity REITs)	86,878	1,134,654
Legal & General Group plc (Financials, Insurance)	635,294	2,137,541
Marks & Spencer Group plc (Consumer Discretionary, Multiline Retail)	185,441	766,381
Mediclinic International plc (Health Care, Health Care Providers & Services)	67,988	672,113
Meggitt plc (Industrials, Aerospace & Defense)	102,548	686,893
Melrose Industries plc (Industrials, Electrical Equipment)	212,752	605,241
Merlin Entertainment plc (Consumer Discretionary, Hotels, Restaurants & Leisure) 144A	104,818	625,247
Metro Bank plc (Financials, Banks) †	13,378	600,106
Micro Focus International plc (Information Technology, Software)	26,318	773,543
Mondi plc (Materials, Paper & Forest Products)	33,824	924,180
National Grid plc (Utilities, Multi-Utilities)	391,556	4,935,114
Next plc (Consumer Discretionary, Multiline Retail)	16,784	896,134
Pennon Group plc (Utilities, Water Utilities)	61,277	643,407
Persimmon plc (Consumer Discretionary, Household Durables)	31,143	1,070,807
Phoenix Group Holdings (Financials, Insurance)	65,640	664,179
Playtech plc (Information Technology, Software)	52,302	642,502
Provident Financial plc (Financials, Consumer Finance)	20,911	238,763
Randgold Resources Limited (Materials, Metals & Mining)	10,180	1,041,254
Reckitt Benckiser Group plc (Consumer Staples, Household Products)	71,260	6,756,171
RELX plc (Industrials, Professional Services)	118,917	2,600,279
Rentokil Initial plc (Industrials, Commercial Services & Supplies)	205,769	810,214
Rightmove plc (Information Technology, Internet Software & Services)	11,815	629,758
Rio Tinto plc (Materials, Metals & Mining)	119,380	5,783,485
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)	472,521	13,019,362
RPC Group plc (Materials, Containers & Packaging)	53,074	636,200
RSA Insurance Group plc (Financials, Insurance)	95,650	824,361
Schroders plc (Financials, Capital Markets)	15,952	694,736
Segro plc (Real Estate, Equity REITs)	108,154	752,415
Severn Trent plc (Utilities, Water Utilities)	21,822	640,267
Sky plc (Consumer Discretionary, Media)	110,430	1,365,140
Smith & Nephew plc (Health Care, Health Care Equipment & Supplies)	89,742	1,621,155
Smiths Group plc (Industrials, Industrial Conglomerates)	42,627	851,620
Spectris plc (Information Technology, Electronic Equipment, Instruments & Components)	19,686	589,051
Spirax-Sarco Engineering plc (Industrials, Machinery)	9,340	678,759
SSE plc (Utilities, Electric Utilities)	109,525	2,018,173
Tate & Lyle plc (Consumer Staples, Food Products)	75,793	669,885
Taylor Wimpey plc (Consumer Discretionary, Household Durables)	320,073	829,843

The accompanying notes are an integral part of these financial statements.

134	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name			Shares	Value

United Kingdom (continued)
TechnipFMC plc -BATS Exchange (Energy, Energy Equipment & Services) †			45,060	$1,155,442
Tesco plc (Consumer Staples, Food & Staples Retailing) †			795,088	1,859,885
The Berkeley Group Holdings plc (Consumer Discretionary, Household Durables)			13,306	643,676
The British Land Company plc (Real Estate, Equity REITs)			119,245	942,907
The Sage Group plc (Information Technology, Software)			126,055	1,128,787
TP Icap plc (Financials, Capital Markets)			106,173	677,675
Travis Perkins plc (Industrials, Trading Companies & Distributors)			33,191	645,936
Unilever plc (Consumer Staples, Personal Products)			135,233	7,902,384
United Business Media plc (Consumer Discretionary, Media)			73,017	626,466
United Utilities Group plc (Utilities, Water Utilities)			65,461	770,294
Whitbread plc (Consumer Discretionary, Hotels, Restaurants & Leisure)			18,020	875,677
William Hill plc (Consumer Discretionary, Hotels, Restaurants & Leisure)			197,141	631,190
William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)			213,814	680,148
Wolseley plc (Industrials, Trading Companies & Distributors)			26,028	1,549,223
WPP plc (Consumer Discretionary, Media)			149,339	2,742,167

				193,533,832

Total Common Stocks (Cost $1,110,393,000)				1,218,357,623

	Dividend yield
Preferred Stocks: 0.55%

Germany: 0.55%
Fuchs Petrolub AG (Materials, Chemicals)	1.75%		11,774	654,564
Henkel AG & Company KGaA (Consumer Staples, Household Products)	1.28		18,935	2,537,010
Porsche Automobil Holding SE (Consumer Discretionary, Automobiles)	2.00		16,297	923,671
Schaeffler AG Preference (Consumer Discretionary, Auto Components)	3.85		19,199	270,609
Volkswagen AG (Consumer Discretionary, Automobiles)	1.50		17,856	2,664,526

Total Preferred Stocks (Cost $6,817,191)				7,050,380

		Expiration date
Rights: 0.00%

Sweden: 0.00%
Getinge AB (Health Care, Health Care Equipment & Supplies) †(a)		9-14-2017	33,478	12,399

Total Rights (Cost $0)				12,399

	Yield
Short-Term Investments: 4.47%

Investment Companies: 4.47%
Wells Fargo Government Money Market Select Class (l)(u)	0.92		57,687,125	57,687,125

Total Short-Term Investments (Cost $57,687,125)				57,687,125

Total investments in securities (Cost $1,174,897,316)	99.37%	1,283,107,527
Other assets and liabilities, net	0.63	8,136,091

Total net assets	100.00%	$1,291,243,618

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	135

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

†	Non-income-earning security

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI EAFE Index	239	9-15-2017	$23,077,933	$23,120,860	$42,927	$0

Investments In Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period
Investment companies - 4.47%
Wells Fargo Government Money Market Fund Select Class	0	472,462,496	414,775,371	57,687,125	$0	$0	$26,461	$57,687,125

The accompanying notes are an integral part of these financial statements.

136	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED LARGE CAP PORTFOLIO

Security name	Shares	Value

Common Stocks: 94.61%

Consumer Discretionary: 11.90%

Auto Components: 0.19%
Lear Corporation	15,214	$2,275,101
The Goodyear Tire & Rubber Company	62,174	1,883,872

		4,158,973

Automobiles: 0.64%
Ford Motor Company	515,758	5,688,811
General Motors Company	170,391	6,226,087
Harley-Davidson Incorporated	40,433	1,900,755

		13,815,653

Distributors: 0.21%
Genuine Parts Company	29,543	2,447,047
LKQ Corporation †	60,749	2,104,953

		4,552,000

Hotels, Restaurants & Leisure: 2.43%
Aramark	53,282	2,168,045
Carnival Corporation	49,016	3,405,632
Chipotle Mexican Grill Incorporated †	5,306	1,680,463
Darden Restaurants Incorporated	24,344	1,998,399
Domino’s Pizza Incorporated	10,549	1,922,661
Hilton Worldwide Holdings Incorporated	35,442	2,279,984
Marriott International Incorporated Class A	36,465	3,777,045
McDonald’s Corporation	100,387	16,058,909
Norwegian Cruise Line Holdings Limited †	39,368	2,340,821
Starbucks Corporation	175,983	9,654,427
Vail Resorts Incorporated	9,671	2,204,506
Wyndham Worldwide Corporation	21,905	2,183,491
Yum! Brands Incorporated	37,966	2,916,548

		52,590,931

Household Durables: 0.59%
D.R. Horton Incorporated	63,375	2,291,006
Leggett & Platt Incorporated	41,370	1,901,779
Lennar Corporation Class A	41,879	2,167,657
Mohawk Industries Incorporated †	9,002	2,278,586
NVR Incorporated †	793	2,157,631
Whirlpool Corporation	11,839	2,031,809

		12,828,468

Leisure Products: 0.09%
Hasbro Incorporated	19,472	1,913,124
Mattel Incorporated	451	7,315

		1,920,439

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	137

FACTOR ENHANCED LARGE CAP PORTFOLIO

Security name	Shares	Value

Media: 3.78%
CBS Corporation Class B	51,356	$3,289,865
Charter Communications Incorporated Class A †	26,797	10,679,676
Comcast Corporation Class A	597,592	24,268,211
DISH Network Corporation Class A †	34,953	2,002,457
Interpublic Group of Companies Incorporated	94,012	1,893,402
Omnicom Group Incorporated	37,225	2,694,345
Sirius XM Holdings Incorporated	402,389	2,313,737
The Walt Disney Company	188,677	19,094,112
Time Warner Incorporated	94,153	9,518,868
Twenty-First Century Fox Incorporated Class A	146,427	4,039,921
Viacom Incorporated Class B	66,472	1,901,099

		81,695,693

Multiline Retail: 0.49%
Dollar General Corporation	43,561	3,160,786
Dollar Tree Incorporated †	36,280	2,889,339
Macy’s Incorporated	435	9,035
Target Corporation	83,379	4,546,657

		10,605,817

Specialty Retail: 2.65%
Advance Auto Parts Incorporated	20,694	2,025,942
AutoZone Incorporated †	4,219	2,229,488
Best Buy Company Incorporated	37,474	2,033,339
Foot Locker Incorporated	43,318	1,526,093
L Brands Incorporated	46,103	1,669,851
Lowe’s Companies Incorporated	108,197	7,994,676
O’Reilly Automotive Incorporated †	13,385	2,625,200
Ross Stores Incorporated	59,004	3,448,784
The Home Depot Incorporated	144,684	21,683,791
The TJX Companies Incorporated	79,772	5,767,516
Tiffany & Company	23,576	2,154,846
Tractor Supply Company	35,090	2,088,206
ULTA Beauty Incorporated †	9,241	2,042,353

		57,290,085

Textiles, Apparel & Luxury Goods: 0.83%
Coach Incorporated	48,874	2,038,046
HanesBrands Incorporated	94,091	2,282,648
Nike Incorporated Class B	162,935	8,604,597
PVH Corporation	16,549	2,083,354
VF Corporation	45,746	2,876,051

		17,884,696

Consumer Staples: 11.02%

Beverages: 2.57%
Brown-Forman Corporation Class B	45,216	2,398,256
Constellation Brands Incorporated Class A	19,473	3,896,547

The accompanying notes are an integral part of these financial statements.

138	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED LARGE CAP PORTFOLIO

Security name	Shares	Value

Beverages (continued)
Dr Pepper Snapple Group Incorporated	31,293	$2,849,228
Molson Coors Brewing Company Class B	28,008	2,513,718
Monster Beverage Corporation †	60,058	3,352,438
PepsiCo Incorporated	169,411	19,605,935
The Coca-Cola Company	459,856	20,946,440

		55,562,562

Food & Staples Retailing: 2.28%
Costco Wholesale Corporation	53,868	8,443,270
CVS Health Corporation	132,847	10,274,387
Sysco Corporation	71,111	3,745,416
The Kroger Company	129,532	2,832,865
Wal-Mart Stores Incorporated	181,617	14,178,839
Walgreens Boots Alliance Incorporated	120,394	9,812,111

		49,286,888

Food Products: 1.97%
Archer Daniels Midland Company	76,186	3,148,006
Bunge Limited	28,283	2,110,760
Campbell Soup Company	41,916	1,936,519
ConAgra Foods Incorporated	63,085	2,047,739
General Mills Incorporated	60,613	3,228,248
Hormel Foods Corporation	64,632	1,986,788
Ingredion Incorporated	18,463	2,286,089
Kellogg Company	32,413	2,121,755
McCormick & Company Incorporated	22,673	2,156,882
Mondelez International Incorporated Class A	178,010	7,237,887
Pinnacle Foods Incorporated	36,582	2,169,678
The Hershey Company	20,504	2,151,280
The J.M. Smucker Company	18,860	1,975,774
The Kraft Heinz Company	71,099	5,741,245
Tyson Foods Incorporated Class A	36,995	2,341,784

		42,640,434

Household Products: 2.19%
Church & Dwight Company Incorporated	46,967	2,356,334
Colgate-Palmolive Company	107,915	7,731,030
Kimberly-Clark Corporation	47,311	5,832,973
The Clorox Company	18,781	2,601,732
The Procter & Gamble Company	312,467	28,831,330

		47,353,399

Personal Products: 0.23%
Coty Incorporated Class A	115,610	1,916,814
The Estee Lauder Companies Incorporated Class A	28,690	3,069,544

		4,986,358

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	139

FACTOR ENHANCED LARGE CAP PORTFOLIO

Security name	Shares	Value

Tobacco: 1.78%
Altria Group Incorporated	246,690	$15,640,146
Philip Morris International	194,014	22,686,057

		38,326,203

Energy: 4.14%

Energy Equipment & Services: 0.11%
Baker Hughes Incorporated	306	10,373
National Oilwell Varco Incorporated	74,056	2,271,297

		2,281,670

Oil, Gas & Consumable Fuels: 4.03%
Andeavor Corporation	23,324	2,335,899
Chevron Corporation	240,089	25,838,379
Exxon Mobil Corporation	550,586	42,026,230
Marathon Petroleum Corporation	72,854	3,821,192
ONEOK Incorporated	42,959	2,326,659
Phillips 66 Company	56,646	4,747,501
Targa Resources Corporation	50,500	2,250,785
Valero Energy Corporation	55,594	3,785,952

		87,132,597

Financials: 8.07%

Banks: 1.94%
Associated Banc-Corp	105,697	2,314,764
Bank of Hawaii Corporation	122	9,532
BB&T Corporation	117,547	5,417,741
CIT Group Incorporated	43,585	1,954,787
Citizens Financial Group Incorporated	99,260	3,288,484
Fifth Third Bancorp	126,846	3,314,486
Fulton Financial Corporation	123,425	2,153,766
Hancock Holding Company	47,487	2,087,054
M&T Bank Corporation	20,909	3,091,605
PNC Financial Services Group Incorporated	64,676	8,111,017
Synovus Financial Corporation	233	9,814
US Bancorp	197,683	10,131,254
Wintrust Financial Corporation	130	9,465

		41,893,769

Capital Markets: 1.55%
CBOE Holdings Incorporated	20,940	2,112,637
CME Group Incorporated	43,425	5,462,865
Franklin Resources Incorporated	56,267	2,432,422
Intercontinental Exchange Incorporated	69,387	4,487,257
Market Axess Holdings Incorporated	10,666	2,058,005
Moody’s Corporation	20,443	2,739,975
MSCI Incorporated	18,287	2,095,873
Raymond James Financial Incorporated	28,665	2,245,043
S&P Global Incorporated	31,085	4,797,348

The accompanying notes are an integral part of these financial statements.

140	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED LARGE CAP PORTFOLIO

Security name	Shares	Value

Capital Markets (continued)
SEI Investments Company	36,292	$2,121,630
T. Rowe Price Group Incorporated	35,166	2,966,604

		33,519,659

Consumer Finance: 0.78%
Ally Financial Incorporated	102,363	2,313,404
American Express Company	91,618	7,888,310
Discover Financial Services	54,841	3,232,877
Synchrony Financial	112,900	3,476,191

		16,910,782

Diversified Financial Services: 1.23%
Berkshire Hathaway Incorporated Class B †	147,108	26,650,085

Insurance: 2.47%
AFLAC Incorporated	28,574	2,358,784
Alleghany Corporation †	5,041	2,836,923
American Financial Group Incorporated	21,445	2,183,316
Aon plc	27,849	3,875,467
Arch Capital Group Limited †	23,051	2,243,784
Arthur J. Gallagher & Company	40,637	2,352,882
Axis Capital Holdings Limited	42,073	2,534,477
Cincinnati Financial Corporation	33,254	2,555,237
Everest Reinsurance Group Limited	8,300	2,095,584
Loews Corporation	58,823	2,739,975
Markel Corporation †	2,267	2,384,867
Marsh & McLennan Companies Incorporated	62,583	4,886,481
ProAssurance Corporation	169	8,999
Reinsurance Group of America Incorporated	20,051	2,695,857
The Allstate Corporation	40,142	3,632,851
The Progressive Corporation	69,636	3,236,681
The Travelers Companies Incorporated	30,232	3,663,514
Torchmark Corporation	28,723	2,210,809
Unum Group	50,378	2,427,212
Willis Towers Watson plc	16,274	2,416,201

		53,339,901

Mortgage REITs: 0.10%
Annaly Capital Management Incorporated	178,706	2,233,825

Health Care: 15.85%

Biotechnology: 1.72%
AbbVie Incorporated	199,712	15,038,314
Biogen Incorporated	27,238	8,622,460
Gilead Sciences Incorporated	160,920	13,470,613

		37,131,387

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	141

FACTOR ENHANCED LARGE CAP PORTFOLIO

Security name	Shares	Value

Health Care Equipment & Supplies: 3.76%
Abbott Laboratories	217,944	$11,102,067
Align Technology Incorporated †	12,481	2,205,891
Baxter International Incorporated	65,079	4,037,501
Becton Dickinson & Company	25,658	5,117,232
Boston Scientific Corporation †	173,325	4,775,104
C.R. Bard Incorporated	7,519	2,412,170
Danaher Corporation	76,859	6,411,577
Dentsply Sirona Incorporated	37,882	2,142,985
Edwards Lifesciences Corporation †	26,615	3,025,061
Hologic Incorporated †	51,157	1,974,660
IDEXX Laboratories Incorporated †	14,275	2,218,764
Intuitive Surgical Incorporated †	4,423	4,443,650
Medtronic plc	168,224	13,562,219
ResMed Incorporated	28,755	2,230,813
Stryker Corporation	39,071	5,523,467
Teleflex Incorporated	10,562	2,236,503
The Cooper Companies Incorporated	9,219	2,312,402
Varian Medical Systems Incorporated	21,120	2,244,001
West Pharmaceutical Services Incorporated	104	9,052
Zimmer Biomet Holdings Incorporated	28,167	3,218,643

		81,203,762

Health Care Providers & Services: 3.51%
Aetna Incorporated	38,519	6,074,446
AmerisourceBergen Corporation	26,751	2,146,768
Anthem Incorporated	33,892	6,644,188
Cardinal Health Incorporated	44,081	2,973,704
Centene Corporation †	23,979	2,130,534
Cigna Corporation	30,830	5,612,910
DaVita HealthCare Partners Incorporated †	34,230	2,004,509
Express Scripts Holding Company †	76,677	4,816,849
HCA Holdings Incorporated †	40,034	3,149,074
Henry Schein Incorporated †	13,215	2,295,181
Humana Incorporated	16,549	4,263,352
Laboratory Corporation of America Holdings †	16,096	2,524,980
McKesson Corporation	26,616	3,974,035
Quest Diagnostics Incorporated	21,100	2,286,185
UnitedHealth Group Incorporated	114,934	22,860,373
WellCare Health Plans Incorporated †	12,034	2,102,099

		75,859,187

Health Care Technology: 0.12%
Cerner Corporation †	39,934	2,706,726

Life Sciences Tools & Services: 1.00%
Agilent Technologies Incorporated	46,408	3,003,526
Charles River Laboratories International Incorporated †	108	11,750
Mettler-Toledo International Incorporated †	3,907	2,364,087
PerkinElmer Incorporated	31,959	2,140,933

The accompanying notes are an integral part of these financial statements.

142	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED LARGE CAP PORTFOLIO

Security name	Shares	Value

Life Sciences Tools & Services (continued)
Quintiles Transnational Holdings Incorporated †	23,995	$2,304,239
Thermo Fisher Scientific Incorporated	50,355	9,423,435
Waters Corporation †	12,569	2,306,160

		21,554,130

Pharmaceuticals: 5.74%
Bristol-Myers Squibb Company	211,430	12,787,286
Eli Lilly & Company	127,064	10,329,033
Johnson & Johnson	340,393	45,057,822
Merck & Company Incorporated	344,324	21,988,531
Mylan NV †	72,841	2,293,035
Perrigo Company plc	29,380	2,319,845
Pfizer Incorporated	744,311	25,247,029
Zoetis Incorporated	66,372	4,161,524

		124,184,105

Industrials: 11.80%

Aerospace & Defense: 3.12%
General Dynamics Corporation	34,207	6,887,580
Huntington Ingalls Industries Incorporated	10,033	2,146,661
L-3 Technologies Incorporated	11,629	2,110,431
Lockheed Martin Corporation	28,485	8,699,034
Northrop Grumman Corporation	21,415	5,829,378
Raytheon Company	35,790	6,514,138
Rockwell Collins Incorporated	20,621	2,702,382
Spirit AeroSystems Holdings Incorporated Class A	176	13,112
Teledyne Technologies Incorporated †	17,519	2,628,901
Textron Incorporated	46,973	2,305,905
The Boeing Company	71,389	17,109,088
United Technologies Corporation	87,438	10,468,077

		67,414,687

Air Freight & Logistics: 0.93%
C.H. Robinson Worldwide Incorporated	31,711	2,239,748
Expeditors International of Washington Incorporated	38,310	2,149,191
FedEx Corporation	30,530	6,545,021
United Parcel Service Incorporated Class B	80,863	9,247,493

		20,181,453

Airlines: 0.53%
Alaska Air Group Incorporated	23,890	1,783,627
American Airlines Group Incorporated	55,414	2,479,222
JetBlue Airways Corporation †	94,801	1,878,008
Southwest Airlines Company	60,523	3,155,669
United Continental Holdings Incorporated †	36,370	2,253,485

		11,550,011

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	143

FACTOR ENHANCED LARGE CAP PORTFOLIO

Security name	Shares	Value

Building Products: 0.71%
A.O. Smith Corporation	38,367	$2,136,658
Allegion plc	26,422	2,079,676
Fortune Brands Home & Security Incorporated	33,342	2,084,875
Johnson Controls International plc	121,282	4,801,554
Masco Corporation	57,163	2,101,884
Owens Corning Incorporated	29,315	2,173,121

		15,377,768

Commercial Services & Supplies: 0.54%
Cintas Corporation	15,921	2,149,494
Deluxe Corporation	33,579	2,328,704
Republic Services Incorporated	44,799	2,922,687
Stericycle Incorporated †	120	8,627
Waste Management Incorporated	55,227	4,258,554

		11,668,066

Construction & Engineering: 0.20%
Fluor Corporation	52,987	2,043,709
Jacobs Engineering Group Incorporated	41,071	2,237,959

		4,281,668

Electrical Equipment: 0.78%
AMETEK Incorporated	35,981	2,275,798
Eaton Corporation plc	61,307	4,399,390
Emerson Electric Company	83,128	4,907,877
Regal-Beloit Corporation	123	9,274
Rockwell Automation Incorporated	17,932	2,941,924
Sensata Technologies Holding NV †	50,145	2,239,476

		16,773,739

Industrial Conglomerates: 1.43%
3M Company	72,159	14,743,527
Honeywell International Incorporated	91,260	12,618,520
Roper Industries Incorporated	15,554	3,587,686

		30,949,733

Machinery: 1.73%
Allison Transmission Holdings Incorporated	269	9,342
Cummins Incorporated	24,457	3,897,957
Deere & Company	43,506	5,043,651
Donaldson Company Incorporated	47,821	2,259,542
Dover Corporation	25,586	2,171,740
Fortive Corporation	37,075	2,408,763
IDEX Corporation	19,217	2,259,535
Illinois Tool Works Incorporated	31,904	4,387,119
Ingersoll-Rand plc	35,349	3,018,451
Parker-Hannifin Corporation	18,585	2,990,141
Snap-on Incorporated	13,888	2,049,452

The accompanying notes are an integral part of these financial statements.

144	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED LARGE CAP PORTFOLIO

Security name	Shares	Value

Machinery (continued)
Stanley Black & Decker Incorporated	18,825	$2,710,800
The Toro Company	33,903	2,091,137
Xylem Incorporated	34,038	2,112,739

		37,410,369

Professional Services: 0.55%
Equifax Incorporated	18,544	2,641,964
IHS Markit Limited †	49,482	2,317,737
Manpower Incorporated	19,286	2,150,582
Nielsen Holdings plc	61,617	2,393,820
Robert Half International Incorporated	215	9,740
Verisk Analytics Incorporated †	28,027	2,271,588

		11,785,431

Road & Rail: 1.08%
CSX Corporation	112,824	5,663,765
J.B. Hunt Transport Services Incorporated	20,992	2,075,899
Norfolk Southern Corporation	40,966	4,937,223
Union Pacific Corporation	102,314	10,773,664

		23,450,551

Trading Companies & Distributors: 0.20%
Fastenal Company	56,146	2,395,750
HD Supply Holdings Incorporated †	239	7,959
W.W. Grainger Incorporated	11,916	1,937,184

		4,340,893

Information Technology: 14.83%

Communications Equipment: 1.42%
Cisco Systems Incorporated	621,051	20,004,053
CommScope Holdings Incorporated †	57,717	1,908,124
F5 Networks Incorporated †	16,915	2,019,313
Harris Corporation	19,729	2,424,694
Juniper Networks Incorporated	77,356	2,145,082
Motorola Solutions Incorporated	25,095	2,211,371

		30,712,637

Electronic Equipment, Instruments & Components: 0.64%
Amphenol Corporation Class A	45,137	3,653,389
Arrow Electronics Incorporated †	29,186	2,318,244
CDW Corporation of Delaware	34,622	2,195,727
Corning Incorporated	117,687	3,384,678
Keysight Technologies Incorporated †	56,058	2,290,530
National Instruments Corporation	256	10,340

		13,852,908

Internet Software & Services: 3.75%
Akamai Technologies Incorporated †	42,808	2,018,397
Alphabet Incorporated Class A †	36,657	35,016,242

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	145

FACTOR ENHANCED LARGE CAP PORTFOLIO

Security name	Shares	Value

Internet Software & Services (continued)
Alphabet Incorporated Class C †	37,354	$35,087,731
eBay Incorporated †	124,825	4,509,927
IAC/InterActive Corp †	21,394	2,428,433
VeriSign Incorporated †	20,385	2,114,944

		81,175,674

IT Services: 3.60%
Accenture plc Class A	76,759	10,037,007
Alliance Data Systems Corporation	8,884	2,003,342
Amdocs Limited	33,716	2,184,460
Automatic Data Processing Incorporated	53,445	5,690,289
Broadridge Financial Solutions Incorporated	29,797	2,328,040
Cognizant Technology Solutions Corporation Class A	75,760	5,361,535
DXC Technology Company	38,863	3,303,355
Fidelity National Information Services Incorporated	40,994	3,809,162
Fiserv Incorporated †	25,956	3,211,017
Gartner Incorporated †	17,531	2,114,063
International Business Machines Corporation	107,005	15,304,925
Jack Henry & Associates Incorporated	22,004	2,267,952
Leidos Holdings Incorporated	37,276	2,173,936
Paychex Incorporated	46,777	2,667,692
PayPal Holdings Incorporated †	142,004	8,758,806
The Western Union Company	116,876	2,211,294
Total System Services Incorporated	32,404	2,239,764
Vantiv Incorporated Class A †	29,633	2,094,757

		77,761,396

Semiconductors & Semiconductor Equipment: 2.41%
Advanced Micro Devices Incorporated †	166,424	2,163,512
Applied Materials Incorporated	128,597	5,802,297
Intel Corporation	569,536	19,973,628
KLA-Tencor Corporation	25,282	2,368,670
Lam Research Corporation	20,284	3,366,738
Microchip Technology Incorporated	26,509	2,300,982
MKS Instruments Incorporated	26,909	2,215,956
ON Semiconductor Corporation †	133,543	2,280,914
Teradyne Incorporated	287	10,220
Texas Instruments Incorporated	114,290	9,465,498
Xilinx Incorporated	33,904	2,239,698

		52,188,113

Software: 2.44%
Activision Blizzard Incorporated	90,985	5,964,977
Ansys Incorporated †	16,289	2,098,349
CA Incorporated	63,265	2,099,133
Cadence Design Systems Incorporated †	57,490	2,258,782
CDK Global Incorporated	35,313	2,277,688
Citrix Systems Incorporated	27,630	2,160,942
Electronic Arts Incorporated †	36,741	4,464,032
Intuit Incorporated	28,195	3,988,183

The accompanying notes are an integral part of these financial statements.

146	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED LARGE CAP PORTFOLIO

Security name	Shares	Value

Software (continued)
Oracle Corporation	364,152	$18,327,770
PTC Incorporated †	39,105	2,189,880
Symantec Corporation	84,179	2,523,686
Synopsys Incorporated †	26,368	2,120,515
Take-Two Interactive Software Incorporated †	22,702	2,220,029

		52,693,966

Technology Hardware, Storage & Peripherals: 0.57%
Hewlett Packard Enterprise Company	218,822	3,951,925
HP Incorporated	230,243	4,393,036
NetApp Incorporated	55,326	2,138,903
Seagate Technology plc	56,211	1,772,333

		12,256,197

Materials: 4.21%

Chemicals: 3.05%
Air Products & Chemicals Incorporated	26,887	3,908,563
Axalta Coating Systems Limited †	67,979	2,006,740
Celanese Corporation Series A	23,212	2,252,028
E.I. du Pont de Nemours & Company	112,220	9,418,624
Eastman Chemical Company	27,417	2,363,345
Ecolab Incorporated	28,702	3,825,977
FMC Corporation	25,408	2,190,678
International Flavors & Fragrances Incorporated	16,348	2,237,224
LyondellBasell Industries NV Class A	43,145	3,908,506
Monsanto Company	50,576	5,927,507
PPG Industries Incorporated	32,004	3,338,657
Praxair Incorporated	35,000	4,603,900
RPM International Incorporated	44,629	2,185,482
The Chemours Company	45,312	2,223,460
The Dow Chemical Company	151,756	10,114,537
The Mosaic Company	95,322	1,904,534
The Sherwin-Williams Company	10,262	3,481,589

		65,891,351

Construction Materials: 0.11%
Martin Marietta Materials Incorporated	11,432	2,423,470

Containers & Packaging: 0.65%
AptarGroup Incorporated	119	9,950
Ball Corporation	51,378	2,054,606
Berry Plastics Group Incorporated †	176	9,898
Crown Holdings Incorporated †	36,439	2,150,994
International Paper Company	57,597	3,102,750
Packaging Corporation of America	19,618	2,205,259
Sealed Air Corporation	48,427	2,149,190
Sonoco Products Company	201	9,700
WestRock Company	40,464	2,302,806

		13,995,153

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	147

FACTOR ENHANCED LARGE CAP PORTFOLIO

Security name	Shares	Value

Metals & Mining: 0.40%
Newmont Mining Corporation	71,075	$2,725,016
Nucor Corporation	65,434	3,606,068
Steel Dynamics Incorporated	70,204	2,418,528

		8,749,612

Real Estate: 5.46%

Equity REITs: 5.36%
Acadia Realty Trust	78,457	2,250,931
Alexandria Real Estate Equities Incorporated	18,234	2,211,967
American Tower Corporation	52,865	7,826,663
AvalonBay Communities Incorporated	17,943	3,368,438
Boston Properties Incorporated	22,967	2,769,820
Brixmor Property Group Incorporated	140,976	2,639,071
Colony NorthStar Incorporated Class A	717	9,400
Crown Castle International Corporation	44,696	4,846,834
DDR Corporation	1,072	10,377
Digital Realty Trust Incorporated	23,221	2,747,973
Duke Realty Corporation	78,929	2,345,770
EPR Properties	38,790	2,702,111
Equinix Incorporated	9,503	4,451,300
Equity Residential	47,189	3,168,741
Essex Property Trust Incorporated	9,424	2,506,502
Extra Space Storage Incorporated	28,354	2,201,121
Federal Realty Investment Trust	19,549	2,481,354
Gaming and Leisure Properties Incorporated	277	10,856
GGP Incorporated	125,793	2,610,205
HCP Incorporated	77,980	2,324,584
Host Hotels & Resorts Incorporated	130,285	2,360,764
Hudson Pacific Properties Incorporated	287	9,471
Iron Mountain Incorporated	56,799	2,239,017
JBG Smith Properties †	16,759	548,522
Kilroy Realty Corporation	135	9,346
Kimco Realty Corporation	117,689	2,309,058
Liberty Property Trust	56,664	2,413,886
Mid-America Apartment Communities Incorporated	20,834	2,217,988
Paramount Group Incorporated	631	9,957
Piedmont Office Realty Trust Incorporated Class A	104,171	2,109,463
Prologis Incorporated	68,696	4,352,579
Public Storage Incorporated	19,097	3,921,378
Realty Income Corporation	51,326	2,954,325
Regency Centers Corporation	36,722	2,361,959
Retail Properties of America Incorporated Class A	812	10,824
SBA Communications Corporation †	15,348	2,356,685
Simon Property Group Incorporated	41,590	6,523,391
SL Green Realty Corporation	22,349	2,153,997
The Macerich Company	52,061	2,747,259
UDR Incorporated	56,448	2,191,311
Ventas Incorporated	49,181	3,365,948
VEREIT Incorporated	294,876	2,488,753
Vornado Realty Trust	33,519	2,496,830

The accompanying notes are an integral part of these financial statements.

148	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED LARGE CAP PORTFOLIO

Security name	Shares	Value

Equity REITs (continued)
Weingarten Realty Investors	325	$10,413
Welltower Incorporated	50,248	3,679,159
Weyerhaeuser Company	110,884	3,615,927
WP Carey Incorporated	43,553	2,998,624

		115,940,852

Real Estate Management & Development: 0.10%
CBRE Group Incorporated Class A †	59,316	2,140,121

Telecommunication Services: 2.74%

Diversified Telecommunication Services: 2.61%
AT&T Incorporated	785,093	29,409,584
CenturyLink Incorporated	115,602	2,279,671
Verizon Communications Incorporated	516,889	24,795,166

		56,484,421

Wireless Telecommunication Services: 0.13%
T-Mobile USA Incorporated †	43,658	2,825,109

Utilities: 4.59%

Electric Utilities: 2.79%
ALLETE Incorporated	31,458	2,432,647
Alliant Energy Corporation	67,956	2,904,440
American Electric Power Company Incorporated	48,796	3,592,849
Duke Energy Corporation	78,316	6,836,987
Edison International	33,889	2,717,220
Entergy Corporation	35,579	2,816,789
Eversource Energy	43,678	2,751,714
Exelon Corporation	118,826	4,499,941
FirstEnergy Corporation	73,832	2,405,447
IDACORP Incorporated	27,800	2,473,644
NextEra Energy Incorporated	47,556	7,157,653
PG&E Corporation	53,027	3,732,040
Pinnacle West Capital Corporation	25,758	2,317,447
Portland General Electric Company	55,509	2,637,233
PPL Corporation	71,365	2,800,363
The Southern Company	117,565	5,673,687
Xcel Energy Incorporated	52,318	2,589,741

		60,339,842

Gas Utilities: 0.10%
ONE Gas Incorporated	142	10,684
Spire Incorporated	142	10,863
UGI Corporation	44,517	2,199,585

		2,221,132

Independent Power & Renewable Electricity Producers: 0.10%
AES Corporation	200,532	2,213,873

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	149

FACTOR ENHANCED LARGE CAP PORTFOLIO

Security name		Shares	Value

Multi-Utilities: 1.50%
Ameren Corporation		46,793	$2,807,112
CenterPoint Energy Incorporated		69,970	2,072,511
CMS Energy Corporation		44,653	2,167,457
Consolidated Edison Incorporated		36,921	3,111,333
Dominion Resources Incorporated		69,566	5,479,714
DTE Energy Company		22,121	2,484,630
NiSource Incorporated		86,432	2,322,428
Public Service Enterprise Group Incorporated		65,682	3,076,545
SCANA Corporation		37,644	2,272,945
Sempra Energy		34,751	4,098,185
WEC Energy Group Incorporated		38,343	2,500,730

			32,393,590

Water Utilities: 0.10%
American Water Works Company Incorporated		25,682	2,077,676

Total Common Stocks (Cost $1,642,768,516)			2,045,621,646

	Yield
Short-Term Investments: 4.86%

Investment Companies: 4.86%
Wells Fargo Government Money Market Select Class (l)(u)	0.92%	105,054,093	105,054,093

Total Short-Term Investments (Cost $105,054,093)			105,054,093

Total investments in securities (Cost $1,747,822,609)	99.47%	2,150,675,739
Other assets and liabilities, net	0.53	11,411,289

Total net assets	100.00%	$2,162,087,028

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 E-Mini Index	395	9-15-2017	$48,252,980	$48,784,479	$531,499	$0

The accompanying notes are an integral part of these financial statements.

150	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED LARGE CAP PORTFOLIO

Investments In Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period
Investment companies - 4.86%
Wells Fargo Government Money Market Fund Select Class	0	1,332,389,629	1,227,335,536	105,054,093	$0	$0	$81,912	$105,054,093

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	151

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Common Stocks: 94.52%

Consumer Discretionary: 13.78%

Auto Components: 0.92%
Cooper Tire & Rubber Company	18,581	$624,295
Cooper-Standard Holdings Incorporated †	6,124	615,952
Dorman Products Incorporated †	12,057	800,826
Fox Factory Holding Corporation †	15,023	600,920
LCI Industries	8,364	826,363
Motorcar Parts of America Incorporated †	11,535	303,024
Standard Motor Products Incorporated	9,228	406,955
Stoneridge Incorporated †	17,866	295,861
Superior Industries International Incorporated	14,829	217,245
Tower International Incorporated	12,214	274,204

		4,965,645

Automobiles: 0.08%
Winnebago Industries Incorporated	11,476	414,857

Distributors: 0.09%
Core Mark Holding Company Incorporated	18,049	488,406

Diversified Consumer Services: 0.87%
Adtalem Global Education Incorporated	20,886	714,301
American Public Education Incorporated †	11,681	215,514
Capella Education Company	4,312	290,413
Career Education Corporation †	33,877	325,558
Carriage Services Incorporated	12,447	304,827
Graham Holdings Company Class B	1,696	995,891
K12 Incorporated †	17,196	308,152
Laureate Education Incorporated Class A †	15,548	227,623
Regis Corporation †	31,504	418,373
Strayer Education Incorporated	4,794	383,568
Weight Watchers International Incorporated †	10,590	495,718

		4,679,938

Hotels, Restaurants & Leisure: 3.55%
BJ’s Restaurants Incorporated †	10,714	322,491
Bloomin’ Brands Incorporated	40,812	694,212
Bob Evans Farms Incorporated	7,909	543,981
Bojangles Incorporated †	287	3,831
Brinker International Incorporated	20,873	651,655
Carrols Restaurant Group Incorporated †	26,540	289,286
Choice Hotels International Incorporated	13,939	864,915
Churchill Downs Incorporated	5,426	1,060,240
Chuy’s Holding Incorporated †	14,697	276,304
ClubCorp Holdings Incorporated	26,975	458,575
Dave & Buster’s Entertainment Incorporated †	15,622	913,262
Del Frisco’s Restaurant Group Incorporated †	292	4,088
Del Taco Restaurants Incorporated †	19,935	280,685
Denny’s Corporation †	43,512	520,404

The accompanying notes are an integral part of these financial statements.

152	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Hotels, Restaurants & Leisure (continued)
DineEquity Incorporated	10,607	$421,628
Eldorado Resorts Incorporated †	11,578	266,294
Fiesta Restaurant Group Incorporated †	13,439	233,839
Hyatt Hotels Corporation Class A †	7,702	458,346
International Game Technology	39,818	811,093
International Speedway Corporation Class A	9,562	340,885
Interval Leisure Group Incorporated	40,054	1,057,426
Lindblad Expeditions Holding †	522	5,805
Marcus Corporation	10,885	271,037
Marriott Vacations Worldwide Corporation	8,365	973,351
Monarch Casino & Resort Incorporated †	8,926	317,498
Papa John’s International Incorporated	10,924	817,006
Penn National Gaming Incorporated †	32,553	722,351
Pinnacle Entertainment Incorporated †	22,201	432,920
Planet Fitness Incorporated Class A	25,192	639,121
Playa Hotels & Resorts NV †	30,175	312,915
Red Robin Gourmet Burgers Incorporated †	6,648	378,936
Red Rock Resorts Incorporated Class A	18,371	415,185
Ruth’s Chris Steak House Incorporated	18,752	366,602
SeaWorld Entertainment Incorporated	31,869	413,660
Sonic Corporation	16,851	394,482
Speedway Motorsports Incorporated	11,771	244,955
The Cheesecake Factory Incorporated	16,808	696,355
The Habit Restaurants Incorporated Class A †	265	3,445
The Wendy’s Company	61,207	913,208
Wingstop Incorporated	13,040	422,626
Zoe’s Kitchen Incorporated †	275	3,539

		19,218,437

Household Durables: 1.74%
Bassett Furniture Industries Incorporated	8,608	308,597
Beazer Homes Incorporated †	21,620	322,354
Cavco Industries Incorporated †	3,858	519,094
Century Communities Incorporated †	12,984	292,789
Ethan Allen Interiors Incorporated	13,200	386,100
Flexsteel Industries Incorporated	5,584	254,072
Green Brick Partners Incorporated †	460	4,347
Hooker Furniture Corporation	6,957	280,019
Hovnanian Enterprises Incorporated Class A †	94,712	172,376
Installed Building Products †	8,426	486,180
iRobot Corporation †	10,046	958,589
KB Home Incorporated	25,239	540,115
La-Z-Boy Incorporated	19,981	476,547
LGI Homes Incorporated †	7,608	323,644
M/I Homes Incorporated †	13,993	344,228
MDC Holdings Incorporated	15,467	483,344
Meritage Corporation †	14,269	580,748
Nacco Industries Class A	67	4,858
PICO Holdings Incorporated †	17,825	289,656

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	153

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Household Durables (continued)
Taylor Morrison Home Corporation Class A †	13,409	$271,130
TopBuild Corporation †	14,331	850,545
TRI Pointe Homes Incorporated †	46,689	594,818
Universal Electronics Incorporated †	6,662	390,060
William Lyon Homes Class A †	12,152	291,526

		9,425,736

Internet & Direct Marketing Retail: 0.86%
1-800-Flowers.com Incorporated Class A †	488	4,392
FTD Companies Incorporated †	16,298	218,230
HSN Incorporated	12,686	465,576
Liberty Expedia Holdings Incorporated Class A †	23,630	1,292,325
Nutrisystem Incorporated	11,804	640,957
PetMed Express Incorporated	9,589	347,793
Shutterfly Incorporated †	13,744	626,452
Wayfair Incorporated Class A †	15,158	1,076,370

		4,672,095

Leisure Products: 0.36%
Acushnet Holdings Corporation	10,997	180,791
American Outdoor Brands Corporation †	24,822	405,095
Callaway Golf Company	34,536	481,432
Malibu Boats Incorporated Class A †	10,577	285,262
Nautilus Group Incorporated †	14,852	242,830
Sturm, Ruger & Company Incorporated	8,038	368,140

		1,963,550

Media: 1.20%
AMC Entertainment Holdings Class A	21,438	287,269
Entercom Communications Corporation	504	5,191
Entravision Communications Corporation Class A	41,618	230,980
Gannett Company Incorporated	46,292	393,019
Gray Television Incorporated †	25,251	361,089
John Wiley & Sons Incorporated Class A	17,739	957,019
Meredith Corporation	14,339	779,325
MSG Networks Incorporated Class A †	23,984	514,457
National CineMedia Incorporated	60,425	326,899
New Media Investment Group Incorporated	28,971	399,510
Reading International Incorporated Class A †	312	4,917
Regal Entertainment Group Class A	41,386	611,271
Scholastic Corporation	10,141	399,860
The E.W. Scripps Company †	23,924	427,761
Time Incorporated	37,471	492,744
World Wrestling Entertainment Incorporated Class A	13,963	304,393

		6,495,704

Multiline Retail: 0.46%
Big Lots Stores Incorporated	16,873	803,155
Dillard’s Incorporated Class A	6,361	386,749

The accompanying notes are an integral part of these financial statements.

154	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Multiline Retail (continued)
Fred’s Incorporated Class A	370	$2,190
JCPenny Company Incorporated †	128,974	499,129
Ollie’s Bargain Outlet Holdings Incorporated †	19,122	800,256

		2,491,479

Specialty Retail: 2.78%
Aaron’s Incorporated	26,962	1,193,608
American Eagle Outfitters Incorporated	61,096	730,097
Asbury Automotive Group Incorporated †	6,791	365,695
Ascena Retail Group Incorporated †	127,150	259,386
Barnes & Noble Education Incorporated †	25,326	131,189
Barnes & Noble Incorporated	37,820	293,105
Caleres Incorporated	19,559	527,702
Camping World Holdings Incorporated Class A	7,079	260,153
Chico’s FAS Incorporated	55,880	429,158
Children’s Place Retail Stores Incorporated	7,109	754,620
Citi Trends Incorporated	100	1,813
DSW Incorporated Class A	27,158	503,238
Express Incorporated †	45,513	289,918
Finish Line Incorporated Class A	20,255	168,724
Five Below Incorporated †	21,119	1,004,631
Francescas Holdings Corporation †	25,807	187,359
GameStop Corporation Class A	34,239	633,422
Genesco Incorporated †	11,927	252,256
Group 1 Automotive Incorporated	8,688	521,454
Haverty Furniture Companies Incorporated	13,773	322,977
Hibbett Sports Incorporated †	16,899	207,858
Lithia Motors Incorporated Class A	8,649	934,092
MarineMax Incorporated †	13,792	222,741
Murphy USA Incorporated †	13,374	862,088
Office Depot Incorporated	193,470	829,986
Penske Auto Group Incorporated	11,580	490,529
Pier 1 Imports Incorporated	53,925	225,946
Rent-A-Center Incorporated	21,058	254,802
Select Comfort Corporation †	16,870	498,171
Sonic Automotive Incorporated	14,289	258,631
Tailored Brands Incorporated	23,528	278,101
The Buckle Incorporated	19,196	271,623
The Cato Corporation Class A	18,863	248,237
Urban Outfitters Incorporated †	31,332	640,426
Winmark Corporation	39	5,142

		15,058,878

Textiles, Apparel & Luxury Goods: 0.87%
Columbia Sportswear Company	11,155	639,070
Crocs Incorporated †	37,350	333,536
Culp Incorporated	9,135	264,915
Fossil Group Incorporated †	27,263	226,010
G-III Apparel Group Limited †	15,901	437,278

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	155

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Movado Group Incorporated	10,556	$292,929
Oxford Industries Incorporated	5,836	337,379
Steven Madden Limited †	20,798	881,835
Unifi Incorporated †	10,883	338,244
Wolverine World Wide Incorporated	37,147	976,966

		4,728,162

Consumer Staples: 3.35%

Beverages: 0.39%
Boston Beer Company Incorporated †	4,039	601,811
Coca Cola Bottling Corporation	1,916	409,238
MGP Ingredients Incorporated	5,283	297,063
National Beverage Corporation	4,664	542,003
Primo Water Corporation †	21,785	238,546

		2,088,661

Food & Staples Retailing: 0.75%
Ingles Markets Incorporated Class A	10,100	221,695
Performance Food Group Company †	28,150	782,570
Pricesmart Incorporated	10,336	839,800
Smart & Final Stores Incorporated †	371	2,616
SpartanNash Company	17,577	433,097
Supervalu Incorporated †	18,023	360,280
The Andersons Incorporated	12,737	405,673
The Chef’s Warehouse Incorporated †	327	5,641
United Natural Foods Incorporated †	21,244	738,229
Weis Markets Incorporated	6,747	298,285

		4,087,886

Food Products: 1.49%
Amplify Snack Brands Incorporated †	550	3,966
Blue Buffalo Pet Products Incorporated †	35,460	913,450
Calavo Growers Incorporated	6,326	424,791
Dean Foods Company	36,319	399,509
Farmer Bros Corporation †	9,502	309,290
Fresh del Monte Produce Incorporated	12,638	593,860
Freshpet Incorporated †	16,817	266,549
Hostess Brands Incorporated †	34,205	456,295
J & J Snack Foods Corporation	5,655	720,956
John B. Sanfilippo & Son Incorporated	4,341	269,402
Lancaster Colony Corporation	7,310	851,395
Landec Corporation †	23,025	299,325
Omega Protein Corporation	15,366	242,783
Pilgrim S Pride Corporation †	21,218	624,870
Sanderson Farms Incorporated	7,498	1,106,105
Seaboard Corporation	63	270,627
Tootsie Roll Industries Incorporated	7,699	287,558

		8,040,731

The accompanying notes are an integral part of these financial statements.

156	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Household Products: 0.32%
Central Garden & Pet Company Class A †	13,951	$475,590
HRG Group Incorporated †	45,032	711,055
WD-40 Company	5,081	553,575

		1,740,220

Personal Products: 0.18%
Inter Parfums Incorporated	6,884	271,574
Medifast Incorporated	7,053	399,341
USANA Health Sciences Incorporated †	4,680	277,056

		947,971

Tobacco: 0.22%
Universal Corporation	10,000	572,000
Vector Group Limited	29,307	633,031

		1,205,031

Energy: 2.51%

Energy Equipment & Services: 0.88%
Archrock Incorporated	35,373	360,805
Atwood Oceanics Incorporated †	36,952	242,775
Basic Energy Services Incorporated †	11,730	167,035
Bristow Group Incorporated	353	2,909
Dril-Quip Incorporated †	16,620	624,081
Exterran Corporation †	16,510	457,987
Keane Group Incorporated †	17,556	227,350
McDermott International Incorporated †	94,046	577,442
Natural Gas Services Group Incorporated †	189	4,460
Newpark Resources Incorporated †	51,707	416,241
Noble Corporation plc †	128,950	420,377
ProPetro Holding Corporation †	20,373	234,493
Rowan Companies plc Class A †	58,497	570,346
Seacor Holdings Incorporated	11,473	440,219
Seacor Marine Holdings Incorporated †	133	1,704

		4,748,224

Oil, Gas & Consumable Fuels: 1.63%
Andeavor Corporation	226	22,634
Arch Coal Incorporated	8,981	717,312
California Resources Corporation †	395	3,081
Centennial Resource Development Class A †	38,027	657,487
Clean Energy Fuels Corporation †	104,453	248,598
CVR Energy Incorporated	12,721	272,484
Delek US Holdings Incorporated	27,533	680,616
Energy XXI Gulf Coast Incorporated †	15,367	160,585
Enlink Midstream LLC	29,276	499,156
Green Plains Renewable Energy Incorporated	17,194	318,949
Midstates Petroleum Company Incorporated †	324	4,695
Par Pacific Holdings Incorporated †	18,481	329,147

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	157

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
PBF Energy Incorporated Class A	40,759	$965,173
Peabody Energy Corporation †	21,657	628,053
Penn Virginia Corporation †	7,873	303,111
Renewable Energy Group Incorporated †	21,978	265,934
Resolute Energy Corporation †	9,189	271,535
Rex American Resources Corporation †	3,638	315,124
Sandridge Energy Incorporated †	22,077	380,166
Tallgrass Energy Gp Lp	22,944	616,735
Tellurian Incorporated †	28,000	258,720
World Fuel Services Corporation	27,036	933,823

		8,853,118

Financials: 19.36%

Banks: 10.14%
1st Source Corporation	5,482	255,845
Access National Corporation	11,886	305,232
Allegiance Bancshares Incorporated †	7,993	272,162
American National Bankshares Incorporated	133	4,855
Ameris Bancorp	14,081	620,268
AMES National Corporation	161	4,363
Arrow Financial Corporation	7,600	245,480
Atlantic Capital Bancshares †	16,432	294,954
Banc of California Incorporated	19,720	365,806
BancFirst Corporation	7,120	358,848
BancorpSouth Incorporated	27,687	804,307
Bank of Marin Bancorp	5,374	351,728
Bankwell Financial Group Incorporated	148	5,017
Banner Corporation	11,135	613,761
Bar Harbor Bankshares	12,457	327,121
Berkshire Hills Bancorp Incorporated	11,873	401,307
Blue Hills Bancorp Incorporated	23,263	435,018
BOK Financial Corporation	7,705	620,099
Boston Private Financial Holdings Incorporated	34,217	502,990
Bridge Bancorp Incorporated	12,385	382,697
Brookline Bancorp Incorporated	29,698	426,166
Bryn Mawr Bank Corporation	9,386	384,357
Camden National Corporation	9,794	381,966
Capital Bank Financial Corporation Class A	10,610	398,936
Capital City Bank Group Incorporated	100	2,069
Carolina Financial Corporation	9,314	316,955
CenterState Banks Incorporated	18,629	455,852
Central Pacific Financial Company	223	6,467
Citizens & Northern Corporation	11,522	258,554
City Holding Company	7,203	456,166
CNB Financial Corporation	12,285	296,806
CoBiz Incorporated	24,966	425,670
Columbia Banking System Incorporated	18,354	682,218
Community Bank System Incorporated	13,514	695,430
Community Bankers Trust Corporation †	32,812	275,621

The accompanying notes are an integral part of these financial statements.

158	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Banks (continued)
Community Trust Bancorp	10,896	$463,625
ConnectOne Bancorp Incorporated	18,801	428,663
CU Bancorp †	9,997	356,393
Customers Bancorp Incorporated †	14,508	408,835
Eagle Bancorp Incorporated †	10,995	683,889
Enterprise Bancorp Incorporated	150	4,799
Enterprise Financial Service	9,375	358,125
Equity Bancshares Incorporated Class A †	100	3,415
Farmers Natl Banc Corporation	14,785	202,555
FCB Financial Holdings Class A †	11,660	508,376
Fidelity Southern Corporation	13,245	289,536
Financial Institutions Incorporated	7,160	194,752
First Bancorp	13,699	423,847
First Bancorp Incorporated	186	4,842
First Bancshares Incorporated	183	5,161
First Busey Corporation	14,523	418,989
First Citizens BancShares Corporation Class A	1,826	621,771
First Commonwealth Financial Corporation	32,223	406,332
First Community Bancshares	10,249	263,809
First Connecticut Bancorp	13,993	346,327
First Financial Bancorp	22,002	526,948
First Financial Corporation	9,109	395,331
First Foundation Incorporated †	18,057	306,066
First Interstate Bancsys Class A	7,228	254,426
First Merchants Corporation	15,231	598,121
First Mid-Illinois Bancshares	100	3,468
First of Long Island Corporation	16,867	451,192
Flushing Financial Corporation	15,240	416,662
Franklin Financial Network †	7,217	235,996
German American Bancorp	14,343	466,721
Glacier Bancorp Incorporated	20,087	667,089
Great Southern Bancorp Incorporated	8,311	413,888
Great Western Bancorp Incorporated	20,520	737,078
Green Bancorp Incorporated †	13,485	270,374
Guaranty Bancorp	12,114	312,541
Hanmi Financial Corporation	16,953	452,645
Harborone Bancorp Incorporated †	234	4,022
Heartland Financial USA Incorporated	10,648	484,484
Heritage Commerce Corporation	26,669	357,365
Heritage Financial Corporation	16,361	427,840
Hilltop Holdings Incorporated	29,084	688,418
Hometrust Bancshares Incorporated †	16,384	380,109
Hope Bancorp Incorporated	45,599	735,968
Horizon Bancorp Indiana	14,716	385,118
Independent Bank Corporation (Massachusetts)	8,763	607,276
Independent Bank Corporation (Michigan)	20,888	426,115
Independent Bank Group Incorporated	6,566	365,398
Lakeland Bancorp Incorporated	24,934	461,279
Lakeland Financial Corporation	9,451	410,740
LCNB Corporation	248	4,576

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	159

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Banks (continued)
LegacyTexas Financial Group	15,775	$567,742
Live Oak Bancshares Incorporated	11,336	253,360
Mainsource Financial Group Class I	11,889	389,127
Mercantile Bank Corporation	10,628	322,985
Midland States Bancorp Incorporated	9,144	279,258
Midwestone Financial Group Class I	11,130	365,954
National Bank Holdings Corporation Class A	14,919	480,093
National Bankshares Incorporated	117	4,610
National Commerce Corporation †	9,315	370,271
NBT Bancorp Incorporated	18,424	604,860
Old National Bancorp	29,708	485,726
Old Second Bancorp Incorporated	33,038	378,285
Opus Bank †	11,055	247,632
Pacific Continental Corporation	13,593	322,834
Pacific Premier Bancorp Incorporated †	15,498	548,629
Park National Corporation	5,380	519,654
Park Sterling Corporation	31,815	361,737
Peapack-Gladstone Financial Corporation	10,634	324,018
People S Utah Bancorp	10,181	278,450
Peoples Bancorp Incorporated	13,233	411,017
Peoples Bancorp of North Carolina Incorporated	100	3,038
Peoples Financial Services	122	5,069
Pinnacle Financial Partners Incorporated	1	62
Preferred Bank/Los Angeles	6,321	340,070
Qcr Holdings Incorporated	8,077	352,965
Renasant Corporation	12,954	515,958
Republic Bancorp Incorporated Class A	8,215	292,290
Republic First Bancorp Incorporated †	32,216	272,225
S&T Bancorp Incorporated	16,951	609,219
Sandy Spring Bancorp Incorporated	9,979	384,890
Seacoast Banking Corporation †	15,076	344,788
ServisFirst Bancshares Incorporated	17,354	591,945
Sierra Bancorp	196	4,961
Simmons First National Corporation Class A	10,500	548,100
South State Corporation	8,687	714,506
Southern National Bancorp of Virginia	15,279	255,923
Southside Bancshares Incorporated	11,507	375,934
Southwest Bancorp Incorporated	14,431	364,383
State Bank Financial Corporation	17,357	466,383
Sterling BanCorp	39,752	892,432
Stock Yards Bancorp Incorporated	15,633	544,028
Stonegate Bank	7,745	373,386
TCF Financial Corporation	48,426	752,056
Tompkins Trust Company Incorporated	6,468	491,051
Towne Bank	23,079	708,525
TriCo Bancshares	10,002	355,871
TriState Capital Holdings Incorporated †	16,468	344,181
Triumph Bancorp Incorporated †	10,866	306,421
Trustmark Corporation	14,259	422,352
Union Bankshares Corporation	17,078	535,054

The accompanying notes are an integral part of these financial statements.

160	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Banks (continued)
United Community Bank	15,040	$392,694
Univest Corporation of Pennsylvania	14,999	437,221
Valley National Bancorp	70,996	794,445
Veritex Holdings Incorporated †	11,824	312,272
Washington Trust Bancorp	7,854	402,518
Washingtonfirst Bankshare	7,833	265,304
WesBanco Incorporated	16,891	641,520
West Bancorporation	7,722	169,498
Westamerica Bancorporation	10,383	535,244

		54,911,410

Capital Markets: 1.43%
Artisan Partners Asset Management Incorporated Class A	17,398	534,119
BGC Partners Incorporated	77,263	1,003,646
Cohen & Steers Incorporated	9,520	360,237
Diamond Hill Investment Group	1,986	389,911
Donnelley Financial Solutions †	12,234	261,930
Evercore Partners Incorporated Class A	12,818	967,118
Federated Investors Incorporated Class B	19,577	534,648
Greenhill & Company Incorporated	15,109	227,390
Houlihan Lokey Incorporated	7,696	277,441
Intl Fcstone Incorporated †	9,575	339,817
Ladenburg Thalmann Financial Services Incorporated	2,130	5,474
Moelis Company Class A	10,820	426,308
Morningstar Incorporated	8,105	670,284
OM Asset Management plc	20,214	285,624
PJT Partners Incorporated Class A	8,441	326,329
Virtu Financial Incorporated Class A	15,603	280,074
Virtus Investment Partners Incorporated	3,235	342,910
Waddell & Reed Financial Incorporated Class A	637	11,855
Westwood Holdings Group Incorporated	7,892	482,438

		7,727,553

Consumer Finance: 1.08%
Credit Acceptance Corporation †	4,427	1,205,472
Encore Capital Group Incorporated †	10,808	436,103
Enova International Incorporated †	17,971	213,855
Ezcorp Incorporated †	28,891	261,464
First Cash Financial Services Incorporated	19,844	1,164,843
Green Dot Corporation Class A †	18,067	870,468
Nelnet Incorporated Class A	7,346	348,421
PRA Group Incorporated †	18,171	525,142
Santander Consumer USA Holdings Incorporated †	38,878	555,178
World Acceptance Corporation †	3,567	266,883

		5,847,829

Diversified Financial Services: 0.00%
Marlin Business Services Incorporated	201	5,246

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	161

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Insurance: 2.70%
Ambac Financial Group Incorporated †	23,992	$436,414
American National Insurance Company	4,221	488,412
Amerisafe Incorporated	8,716	468,921
AmTrust Financial Services Incorporated	29,587	366,879
Argo Group International Holdings Limited	10,593	637,699
CNA Financial Corporation	5,567	273,117
eHealth Incorporated †	278	6,750
EMC Insurance Group Incorporated	9,815	273,642
Employers Holdings Incorporated	13,261	558,951
FBL Financial Group Incorporated	3,903	265,404
Fidelity & Guaranty Life	8,574	267,938
Greenlight Capital Limited †	13,218	294,101
HCI Group Incorporated	5,767	224,855
Heritage Insurance Holdings Incorporated	21,264	241,984
Horace Mann Educators Corporation	17,515	615,652
Infinity Property & Casualty Corporation	4,930	436,059
Investors Title Company	27	4,748
James River Group Holdings Limited	8,516	339,618
Kemper Corporation	16,723	801,032
Kinsale Capital Group Incorporated	10,075	381,339
Maiden Holdings Limited	33,943	246,087
Mercury General Corporation	12,187	700,387
National General Holdings Corporation	20,122	345,495
National Western Life Group Class A	1,069	357,484
OneBeacon Insurance Group Limited Class A	14,949	272,371
RLI Corporation	17,491	936,118
Safety Insurance Group Incorporated	6,959	496,873
Selective Insurance Group Incorporated	22,477	1,132,841
State Auto Financial Corporation	15,568	385,152
State National Companies Incorporated	17,455	362,540
Stewart Information Services Corporation	9,073	327,354
The Navigators Group Incorporated	11,609	647,782
Trupanion Incorporated †	12,165	266,170
United Fire Group Incorporated	9,899	416,352
Universal Insurance Holdings Company	14,655	314,350
WMIH Corporation †	4,482	5,603

		14,596,474

Mortgage REITs: 1.41%
AG Mortgage Investment Trust Incorporated	18,002	346,899
Anworth Mortgage Asset Corporation	58,251	353,001
Apollo Commercial Real Estate Finance Incorporated	29,726	537,743
Arbor Realty Trust Incorporated	35,532	291,362
Ares Commercial Real Estate	28,174	371,615
ARMOUR Residential REIT Incorporated	16,087	424,858
Blackstone Mortgage Trust Incorporated Class A	29,652	929,590
Capstead Mortgage Corporation	765	7,398
CYS Investments Incorporated	62,311	547,714
Dynex Capital Incorporated	40,433	289,096

The accompanying notes are an integral part of these financial statements.

162	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Mortgage REITs (continued)
Hannon Armstrong Sustainable	22,437	$520,538
Invesco Mortgage Capital Incorporated	40,693	690,967
Ladder Capital Corporation	27,494	377,218
Mortgage Investment Corporation	20,987	402,950
New York Mortgage Trust Incorporated	54,068	338,466
PennyMac Mortgage Investment Trust	21,842	377,648
Redwood Trust Incorporated	30,692	511,943
Western Asset Mortgage Capital REIT	30,495	320,502

		7,639,508

Thrifts & Mortgage Finance: 2.60%
Astoria Financial Corporation	36,876	722,401
Bank Mutual Corporation	37,896	346,748
Beneficial Bancorp Incorporated	38,393	573,975
Bofi Holding Incorporated †	21,295	564,530
Capitol Federal Financial Incorporated	42,840	587,765
Charter Financial Corporation	275	4,472
Clifton Bancorp Incorporated	200	3,150
Dime Community Bancshares	20,720	392,644
Essent Group Limited †	29,438	1,150,437
Federal Agricultural Mortgage Corporation Class C	4,259	290,123
First Defiance Financial Corporation	6,506	318,534
Flagstar Bancorp Incorporated †	8,764	287,634
Hingham Institution For Savings Corporation	29	5,336
Home Bancorp Incorporated	133	5,371
Homestreet Incorporated †	12,575	317,519
Kearny Financial Corporation	39,425	557,864
LendingTree Incorporated †	2,804	647,584
Meridian Bancorp Incorporated	31,807	559,803
Meta Financial Group Incorporated	4,592	322,818
Nationstar Mortgage Holdings †	15,234	262,329
NMI Holdings Incorporated Class A †	31,289	339,486
Northfield Bancorp Incorporated	33,891	545,984
Northwest Bancshares Incorporated	30,840	475,861
Oceanfirst Financial Corporation	15,339	382,861
Oritani Financial Corporation	19,628	315,029
Pennymac Financial Service Incorporated †	16,110	273,870
Provident Financial Services Incorporated	23,844	592,523
Trustco Bank Corporation	54,536	430,834
United Community Financial Corporation	31,349	284,962
United Financial Bancorp Incorporated	24,188	418,936
Walker & Dunlop Incorporated †	11,441	551,342
Washington Federal Incorporated	20,461	639,406
Waterstone Financial Incorporated	20,626	364,049
Western New England Bancorp	491	4,885
WSFS Financial Corporation	12,502	558,839

		14,099,904

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	163

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Health Care: 12.15%

Biotechnology: 3.02%
Achaogen Incorporated †	13,855	$259,643
Acorda Therapeutics Incorporated †	18,684	388,627
AMAG Pharmaceuticals Incorporated †	16,016	267,467
Arena Pharmaceuticals Incorporated †	14,524	336,666
Array BioPharma Incorporated †	71,642	693,495
Biocryst Pharmaceuticals Incorporated †	46,490	237,099
Biotime Incorporated †	1,621	4,750
Blueprint Medicines Corporation †	12,542	680,027
Coherus Biosciences Incorporated †	19,005	274,622
Cytokinetics Incorporated †	21,081	313,053
Cytomx Therapeutics Incorporated †	16,926	292,481
Eagle Pharmaceuticals Incorporated †	4,260	232,426
Emergent BioSolutions Incorporated †	13,105	489,210
Enanta Pharmaceuticals Incorporated †	9,241	396,069
Exact Sciences Corporation †	42,458	1,778,566
Fibrogen Incorporated †	25,350	1,221,870
Foundation Medicine Incorporated †	6,881	277,304
Genomic Health Incorporated †	8,451	267,897
Immunogen Incorporated †	44,782	374,378
Insys Therapeutics Incorporated †	20,539	187,726
Invitae Corporation †	555	5,450
Ironwood Pharmaceuticals Incorporated †	61,654	983,381
Ligand Pharmaceuticals Incorporated †	7,652	986,113
Merrimack Pharmaceuticals Incorporated	1,433	1,949
MiMedx Group Incorporated †	42,116	685,227
Momenta Pharmaceuticals Incorporated †	33,087	557,516
Myriad Genetics Incorporated †	27,714	845,000
Natera Incorporated †	12,623	155,894
PDL BioPharma Incorporated †	90,935	283,717
Progenics Pharmaceuticals Incorporated †	43,766	294,545
Repligen Corporation †	14,180	619,241
Retrophin Incorporated †	19,793	482,949
Rigel Pharmaceuticals Incorporated †	100,009	255,023
Spectrum Pharmaceuticals Incorporated †	38,471	375,477
Vanda Pharmaceuticals Incorporated †	24,923	428,676
Xencor Incorporated †	19,962	431,578

		16,365,112

Health Care Equipment & Supplies: 3.65%
Abaxis Incorporated	8,974	414,778
Accuray Incorporated †	79,905	331,606
Analogic Corporation	6,014	430,302
AngioDynamics Incorporated †	19,593	333,669
Anika Therapeutics Incorporated †	7,201	386,694
Antares Pharma Incorporated †	87,426	263,152
Atricure Incorporated †	16,057	360,159
Atrion Corporation	714	444,215
Axogen Incorporated †	16,380	288,288

The accompanying notes are an integral part of these financial statements.

164	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Health Care Equipment & Supplies (continued)
Cantel Medical Corporation	12,469	$1,013,106
Cardiovascular Systems Incorporated †	12,017	352,939
CONMED Corporation	10,104	501,158
CryoLife Incorporated †	16,778	348,982
Cutera Incorporated †	9,624	357,532
Exactech Incorporated †	166	5,071
Glaukos Corporation †	9,924	374,631
Globus Medical Incorporated †	25,174	761,010
Haemonetics Corporation †	19,411	835,061
Halyard Health Incorporated †	16,091	728,762
Heska Corporation †	3,198	325,301
ICU Medical Incorporated †	5,483	955,961
Inogen Incorporated †	6,194	593,385
Integer Holdings Corporation †	11,850	544,508
Integra LifeSciences Holdings Corporation †	20,374	1,038,870
Invacare Corporation	20,729	279,842
iRhythm Technologies Incorporated †	6,363	303,770
K2M Group Holdings Incorporated †	17,792	415,977
Lantheus Holdings Incorporated †	14,784	258,720
Lemaitre Vascular Incorporated	7,177	261,243
Meridian Diagnostics Incorporated	22,379	311,068
Merit Medical Systems Incorporated †	18,757	774,664
Natus Medical Incorporated †	13,063	438,917
Neogen Corporation †	14,900	1,026,610
NxStage Medical Incorporated †	25,480	713,440
OraSure Technologies Incorporated †	25,614	522,782
Oxford Immunotec Global plc †	18,176	287,544
Penumbra Incorporated †	10,945	941,270
Quidel Corporation †	10,953	382,698
STAAR Surgical Company †	524	6,262
Surmodics Incorporated †	12,475	324,350
Varex Imaging Corporation †	15,972	487,625

		19,725,922

Health Care Providers & Services: 2.32%
AAC Holdings Incorporated †	32,795	304,666
Aceto Corporation	17,521	185,898
Almost Family Incorporated †	6,449	314,066
Amedisys Incorporated †	10,315	538,856
AMN Healthcare Services Incorporated †	19,056	711,742
Biotelemetry Incorporated †	11,081	411,659
Chemed Corporation	5,678	1,120,212
CorVel Corporation †	6,137	318,510
Cross Country Healthcare Incorporated †	22,229	275,195
Diplomat Pharmacy Incorporated †	21,275	356,356
Ensign Group Incorporated	22,520	462,561
Landauer Incorporated	5,818	361,007
LHC Group Incorporated †	7,168	467,712
LifePoint Hospitals Incorporated †	14,421	835,697
Magellan Health Services Incorporated †	9,592	775,993

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	165

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Health Care Providers & Services (continued)
Molina Healthcare Incorporated †	16,969	$1,086,016
National Healthcare Corporation	5,020	312,947
Owens & Minor Incorporated	22,555	630,187
PharMerica Corporation †	13,992	411,365
Premier Incorporated Class A †	15,238	510,473
Providence Service Corporation †	7,103	368,148
R1 RCM Incorporated †	1,382	4,561
Radnet Incorporated †	654	6,704
Select Medical Holdings Corporation †	41,414	770,300
Surgery Partners Incorporated †	12,424	121,134
Tivity Health Incorporated †	13,592	532,806
U.S. Physical Therapy Incorporated	6,373	381,743

		12,576,514

Health Care Technology: 0.80%
Allscripts Healthcare Solutions Incorporated †	70,801	930,325
Computer Programs & Systems Incorporated	8,392	252,599
Cotiviti Holdings Incorporated †	12,145	433,941
HealthStream Incorporated †	13,271	311,736
HMS Holdings Corporation †	31,150	551,978
Inovalon Holdings Incorporated Class A †	26,517	359,305
Omnicell Incorporated †	15,130	776,169
Quality Systems Incorporated †	22,110	348,233
Vocera Communications Incorporated †	13,533	376,894

		4,341,180

Life Sciences Tools & Services: 1.04%
Albany Molecular Research Incorporated †	12,512	272,011
Cambrex Corporation †	12,938	674,070
Enzo Biochem Incorporated †	26,494	298,058
INC Research Holdings Incorporated Class A †	21,153	1,241,681
Luminex Corporation	21,095	407,766
Neogenomics Incorporated †	42,055	425,176
PRA Health Sciences Incorporated †	14,995	1,160,613
VWR Corporation †	34,147	1,127,534

		5,606,909

Pharmaceuticals: 1.32%
Akorn Incorporated †	35,938	1,182,360
Amphastar Pharmaceuticals Incorporated †	17,637	282,368
ANI Pharmaceuticals Incorporated †	5,788	277,824
Corcept Therapeutics Incorporated †	38,913	648,680
Depomed Incorporated †	31,520	191,642
Endo International plc †	83,268	731,926
Horizon Pharma plc †	63,378	867,011
Innoviva Incorporated †	29,941	420,372
Intersect ENT Incorporated †	11,878	367,030
Lannett Company Incorporated †	14,340	251,667
Phibro Animal Health Corporation Class A	7,910	280,805

The accompanying notes are an integral part of these financial statements.

166	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Pharmaceuticals (continued)
Sciclone Pharmaceuticals Incorporated †	24,756	$272,316
Sucampo Pharmaceuticals Class A †	25,469	299,261
Supernus Pharmaceuticals Incorporated †	18,993	869,879
Teligent Incorporated †	30,252	209,041

		7,152,182

Industrials: 14.36%

Aerospace & Defense: 1.53%
AAR Corporation	13,342	481,113
Aerojet Rocketdyne Holdings †	25,452	754,143
Astronics Corporation	10,625	279,331
Cubic Corporation	11,282	484,562
DigitalGlobe Incorporated †	24,759	851,710
Ducommun Incorporated †	8,511	234,053
Engility Holdings Incorporated †	9,659	300,105
Esterline Technologies Corporation †	10,654	909,852
HEICO Corporation	5,902	506,214
KLX Incorporated †	19,929	955,396
Mercury Computer Systems Incorporated †	15,545	750,046
Moog Incorporated Class A †	12,739	977,846
National Presto Industries Incorporated	3,238	322,505
Vectrus Incorporated †	8,281	236,671
Wesco Aircraft Holdings Incorporated †	30,111	252,932

		8,296,479

Air Freight & Logistics: 0.46%
Air Transport Services Group †	21,741	499,173
Atlas Air Worldwide Holdings Incorporated †	9,034	603,471
Echo Global Logistics Incorporated †	18,588	282,538
Forward Air Corporation	11,270	585,702
Hub Group Incorporated Class A †	13,879	533,648

		2,504,532

Airlines: 0.12%
Allegiant Travel Company	5,500	649,000

Building Products: 1.49%
Aaon Incorporated	17,128	558,373
Advanced Drainage Systems Incorporated	17,397	338,372
American Woodmark Corporation †	4,830	399,924
Apogee Enterprises Incorporated	9,608	419,870
Armstrong Flooring Incorporated †	14,937	222,860
Builders FirstSource Incorporated †	33,858	551,208
Continental Building Product †	15,000	365,250
CSW Industrials Incorporated †	10,489	438,965
Gibraltar Industries Incorporated †	13,785	403,211
Griffon Corporation	20,119	373,207
Insteel Industries Incorporated	9,161	229,666
JELD-WEN Holding Incorporated †	9,442	288,170

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	167

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Building Products (continued)
NCI Building Systems Incorporated †	17,773	$298,586
Patrick Industries Incorporated †	5,805	429,570
Ply Gem Holdings Incorporated †	15,298	237,884
Quanex Building Products Corporation	20,249	396,880
Simpson Manufacturing Company Incorporated	13,860	606,791
Trex Company Incorporated †	10,899	828,324
Universal Forest Products Incorporated	7,716	672,912

		8,060,023

Commercial Services & Supplies: 2.69%
ABM Industries Incorporated	19,449	864,119
ACCO Brands Corporation †	40,663	445,260
Brady Corporation Class A	18,111	604,002
Brink’s Company	18,171	1,425,515
Casella Waste Systems Incorporated Class A †	21,039	353,666
Covanta Holding Corporation	52,562	754,265
Ennis Incorporated	21,635	413,229
Essendant Incorporated	21,945	260,268
Herman Miller Incorporated	23,989	807,230
Hudson Technologies Incorporated †	30,679	273,043
InnerWorkings Incorporated †	31,129	325,921
Interface Incorporated	25,325	481,175
Kimball International Incorporated Class B	297	5,037
Knoll Incorporated	22,687	409,500
LSC Communications Incorporated	14,020	225,862
Matthews International Corporation Class A	13,240	797,710
Mcgrath RentCorp	12,180	491,707
MSA Safety Incorporated	11,909	867,690
Multi-Color Corporation	6,159	491,488
Quad Graphics Incorporated	12,519	238,612
SP Plus Corporation †	8,810	325,089
Steelcase Incorporated Class A	28,082	370,682
Tetra Tech Incorporated	18,113	771,614
UniFirst Corporation	5,455	783,338
US Ecology Incorporated	10,191	523,817
Viad Corporation	9,030	496,199
VSE Corporation	6,406	334,073
West Corporation	17,919	418,767

		14,558,878

Construction & Engineering: 0.47%
Argan Incorporated	6,474	410,128
Comfort Systems USA Incorporated	16,613	565,673
Great Lakes Dredge & Dock Company †	1,124	4,552
MYR Group Incorporated †	11,078	285,923
Nv5 Global Incorporated †	6,637	320,235
Primoris Services Corporation	18,281	523,019
Tutor Perini Corporation †	15,889	415,497

		2,525,027

The accompanying notes are an integral part of these financial statements.

168	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Electrical Equipment: 0.63%
Atkore International Incorporated †	14,895	$248,151
AZZ Incorporated	10,961	535,993
Babcock & Wilcox Enterprises Incorporated †	28,076	63,452
Encore Wire Corporation	10,488	449,935
Generac Holdings Incorporated †	22,387	903,987
General Cable Corporation	19,361	328,169
Powell Industries Incorporated	150	4,271
Sunrun Incorporated †	40,230	269,541
Thermon Group Holdings Incorporated †	23,169	382,752
Vicor Corporation †	12,831	249,563

		3,435,814

Electronic Equipment, Instruments & Components: 0.09%
ScanSource Incorporated †	12,230	480,028

Industrial Conglomerates: 0.08%
Raven Industries Incorporated	15,627	437,556

Machinery: 3.32%
Alamo Group Incorporated	4,702	431,456
Albany International Corporation Class A	9,290	497,944
Altra Holdings Incorporated	13,170	606,479
American Railcar Industries	137	4,932
Astec Industries Incorporated	9,937	493,670
Barnes Group Incorporated	17,776	1,111,356
Briggs & Stratton Corporation	17,723	371,120
Columbus McKinnon Corporation	10,921	360,721
Douglas Dynamics Incorporated	12,072	421,313
EnPro Industries Incorporated	8,781	618,797
ESCO Technologies Incorporated	10,843	590,401
Federal Signal Corporation	29,160	545,000
Franklin Electric Company Incorporated	16,819	648,372
Global Brass & Copper Holdings Incorporated	11,484	342,797
Hillenbrand Incorporated	20,322	726,511
Hurco Companies Incorporated	152	5,343
Hyster Yale Materials	3,828	272,477
John Bean Technologies Corporation	11,912	1,056,594
Kadant Incorporated	5,552	482,191
Lindsay Manufacturing Company	5,568	482,022
Lydall Incorporated †	8,350	392,450
Meritor Incorporated †	31,464	624,875
Milacron Holdings Corporation †	16,594	264,674
Miller Industries Incorporated	198	4,970
Mueller Industries Incorporated	21,288	635,021
NN Incorporated	12,154	309,927
Omega Flex Incorporated	81	4,697
Park Ohio Holdings Corporation	2,989	119,112
RBC Bearings Incorporated †	8,889	980,190
REV Group Incorporated	9,778	246,308
SPX Corporation †	18,741	451,658

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	169

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Machinery (continued)
Standex International Corporation	5,262	$502,258
Tennant Company	8,762	534,044
The Greenbrier Companies Incorporated	10,207	437,880
Titan International Incorporated	25,616	219,785
Wabash National Corporation	25,690	540,004
Watts Water Technologies Incorporated	10,510	648,467
Welbilt Incorporated †	51,303	1,020,930

		18,006,746

Marine: 0.09%
Matson Incorporated	18,294	471,985

Professional Services: 1.50%
Barrett Business Services Incorporated	4,784	246,759
CBIZ Incorporated †	32,677	495,057
CRA International Incorporated	100	3,753
Exponent Incorporated	9,746	663,703
FTI Consulting Incorporated †	16,583	562,330
GP Strategies Corporation †	13,147	376,004
Heidrick & Struggles International Incorporated	12,537	228,800
ICF International Incorporated †	9,364	449,940
Insperity Incorporated	6,902	554,231
Kelly Services Incorporated Class A	17,474	377,963
Kforce Incorporated	13,307	239,526
Mistras Group Incorporated †	13,836	261,639
Navigant Consulting Incorporated †	22,555	345,768
On Assignment Incorporated †	18,810	897,237
Resources Connection Incorporated	23,297	297,037
RPX Corporation †	24,479	319,696
The Advisory Board Company †	17,176	914,622
TriNet Group Incorporated †	14,606	521,872
TrueBlue Incorporated †	18,043	368,979

		8,124,916

Road & Rail: 0.81%
Arcbest Corporation	11,940	354,618
Heartland Express Incorporated	18,800	416,796
Knight Transportation Incorporated	22,641	884,131
Marten Transport Limited	21,769	373,338
Saia Incorporated †	11,037	624,142
Swift Transportation Company †	29,761	834,796
Werner Enterprises Incorporated	16,800	556,080
YRC Worldwide Incorporated †	23,919	320,275

		4,364,176

Trading Companies & Distributors: 1.08%
Applied Industrial Technologies Incorporated	13,704	781,128
BMC Stock Holdings Incorporated †	24,362	494,549
CAI International Incorporated †	8,577	265,801

The accompanying notes are an integral part of these financial statements.

170	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Trading Companies & Distributors (continued)
DXP Enterprises Incorporated †	8,376	$226,906
GATX Corporation	13,809	836,549
GMS Incorporated †	9,453	304,198
Kaman Corporation	10,176	499,031
Nexeo Solutions Incorporated †	556	3,987
Rush Enterprises Incorporated †	12,760	523,032
Siteone Landscape Supply Incorporated †	9,268	465,624
Titan Machinery Incorporated †	15,225	196,403
Univar Incorporated †	38,085	1,074,378
Veritiv Corporation †	6,203	173,684

		5,845,270

Information Technology: 13.56%

Communications Equipment: 1.53%
Acacia Communications Incorporated †	7,610	371,596
ADTRAN Incorporated	23,148	511,571
Applied Optoelectronics Incorporated †	7,814	461,964
Calamp Corporation †	16,429	304,594
Calix Networks Incorporated †	729	3,572
Comtech Telecommunications Corporation	14,152	276,955
Echostar Corporation †	13,491	813,507
Emcore Corporation †	466	4,241
Extreme Networks Incorporated †	43,528	497,525
Harmonic Incorporated †	52,326	170,060
Lumentum Holdings Incorporated †	23,619	1,342,740
NETGEAR Incorporated †	13,348	640,704
Oclaro Incorporated †	68,605	576,968
Plantronics Incorporated	11,312	482,231
ShoreTel Incorporated †	41,346	308,028
Ubiquiti Networks Incorporated †	10,344	616,399
Viavi Solutions Incorporated †	90,428	907,897

		8,290,552

Electronic Equipment, Instruments & Components: 2.24%
Anixter International Incorporated †	10,582	780,952
AVX Corporation	18,837	328,706
Badger Meter Incorporated	12,877	591,054
Benchmark Electronics Incorporated †	18,856	612,820
Control4 Corporation †	11,410	282,512
CTS Corporation	21,273	478,643
Daktronics Incorporated	28,317	272,693
Eplus Incorporated †	6,437	538,777
II-VI Incorporated †	22,856	819,388
Insight Enterprises Incorporated †	15,093	604,927
Itron Incorporated †	12,885	935,451
Kemet Corporation †	17,393	415,867
Kimball Electronics Incorporated †	12,698	241,897
Mesa Laboratories Incorporated	1,920	262,214
Methode Electronics Incorporated	15,142	619,308

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	171

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Electronic Equipment, Instruments & Components (continued)
MTS Systems Corporation	7,790	$377,036
OSI Systems Incorporated †	7,283	604,926
Park Electrochemical Corporation	18,085	328,424
PC Connection Incorporated	189	4,821
Plexus Corporation †	11,941	621,887
Sanmina Corporation †	29,595	1,108,333
TTM Technologies Incorporated †	36,990	526,738
Vishay Intertechnology Incorporated	42,324	749,135
Vishay Precision Group †	279	6,096

		12,112,605

Internet Software & Services: 2.57%
2U Incorporated †	17,803	891,930
Actua Corporation †	23,794	304,563
Alarm.com Holdings Incorporated †	9,218	414,073
Angie’s List Incorporated †	21,150	257,184
Appfolio Incorporated Class A †	166	7,121
Bankrate Incorporated †	19,367	268,233
Bazaarvoice Incorporated †	65,029	308,888
Blucora Incorporated †	17,684	403,195
Box Incorporated Class A †	25,890	507,962
Carbonite Incorporated †	13,034	260,680
ChannelAdvisor Corporation †	435	5,046
Commercehub Incorporated Series C †	13,470	285,968
Endurance International Group Holdings †	35,286	271,702
Five9 Incorporated †	22,685	487,728
GoDaddy Incorporated Class A †	8,305	372,230
GTT Communications Incorporated †	14,338	455,232
Instructure Incorporated †	9,957	294,727
LivePerson Incorporated †	25,393	340,266
Match Group Incorporated †	16,909	367,771
Mindbody Incorporated Class A †	11,605	274,458
Mulesoft Incorporated Class A †	10,934	238,361
NIC Incorporated	29,671	485,121
Nutanix Incorporated Class A †	14,842	326,524
Q2 Holdings Incorporated †	14,372	583,503
Quotient Technology Incorporated †	29,144	437,160
Shutterstock Incorporated †	7,762	260,648
SPS Commerce Incorporated †	7,913	482,060
Stamps.com Incorporated †	6,359	1,216,159
The Meet Group Incorporated †	51,862	203,299
The Trade Desk Incorporated †	7,042	373,015
TrueCar Incorporated †	23,328	395,410
Twilio Incorporated Class A †	19,434	569,028
Web.com Group Incorporated †	20,181	510,579
WebMD Health Corporation †	14,008	930,692
Xo Group Incorporated †	7,613	141,754

		13,932,270

The accompanying notes are an integral part of these financial statements.

172	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

IT Services: 1.78%
Black Knight Financial Services Incorporated Class A †	9,637	$410,536
Blackhawk Network Incorporated †	21,072	944,026
Cardtronics Incorporated Class A †	19,473	505,909
Cass Information Systems Incorporated	7,064	432,458
Convergys Corporation	38,787	911,495
CSG Systems International Incorporated	12,886	498,817
Edgewater Technology Incorporated †	744	4,762
Everi Holdings Incorporated †	38,344	295,632
Exlservice Holdings Incorporated †	13,062	735,129
Forrester Research Incorporated	3,046	124,125
Hackett Group Incorporated	17,482	238,804
Luxoft Holding Incorporated †	8,835	447,493
ManTech International Corporation Class A	11,053	444,552
Moneygram International Incorporated †	15,725	247,826
Perficient Incorporated †	19,788	362,120
Science Applications International Corporation	12,801	945,738
Sykes Enterprises Incorporated †	16,761	446,848
TeleTech Holdings Incorporated	8,132	322,840
Travelport Worldwide Limited	44,565	674,714
Unisys Corporation †	26,793	207,646
Virtusa Corporation †	11,601	421,348

		9,622,818

Semiconductors & Semiconductor Equipment: 2.00%
Advanced Energy Industries Incorporated †	14,868	1,093,393
Alpha & Omega Semiconductor †	269	4,272
Amkor Technology Incorporated †	36,348	319,135
Axcelis Technologies Incorporated †	15,720	328,548
Brooks Automation Incorporated	26,729	696,825
Cabot Microelectronics Corporation	7,907	566,299
Ceva Incorporated †	10,241	415,273
Cohu Incorporated	10,831	203,190
Diodes Incorporated †	16,535	465,295
Impinj Incorporated †	7,094	271,275
IXYS Corporation †	14,980	344,540
MaxLinear Incorporated Class A †	22,092	477,187
Nanometrics Incorporated †	13,967	360,209
Neophotonics Corporation †	579	3,387
NVE Corporation	5,220	395,885
PDF Solutions Incorporated †	16,562	251,577
Photronics Incorporated †	34,862	275,410
Power Integrations Incorporated	11,176	814,172
Rudolph Technologies Incorporated †	17,166	381,085
Semtech Corporation †	24,768	931,277
Silicon Laboratories Incorporated †	15,032	1,140,929
Ultra Clean Holdings Incorporated †	11,932	275,271
Xcerra Corporation †	28,099	275,932
Xperi Corporation	19,138	521,511

		10,811,877

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	173

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Software: 2.96%
8x8 Incorporated †	41,338	$584,933
A10 Networks Incorporated †	33,416	218,875
ACI Worldwide Incorporated †	45,186	1,028,433
American Software Incorporated Class A	454	4,999
Barracuda Networks Incorporated †	16,478	398,932
Bottomline Technologies Incorporated †	18,510	561,038
CommVault Systems Incorporated †	15,841	967,093
Ebix Incorporated	9,143	527,551
Everbridge Incorporated †	11,636	269,606
Gigamon Incorporated †	13,416	576,217
Globant SA †	10,584	411,612
MicroStrategy Incorporated Class A †	3,645	470,205
Model N Incorporated †	396	5,366
Monotype Imaging Holdings Incorporated	15,851	289,281
Paycom Software Incorporated †	17,924	1,337,310
Pegasystems Incorporated	14,266	821,008
Progress Software Corporation	16,756	562,666
PROS Holdings Incorporated †	13,796	363,387
Qad Incorporated Class A	161	5,426
Qualys Incorporated †	13,839	657,353
RealPage Incorporated †	22,383	964,707
RingCentral Incorporated Class A †	22,872	968,629
Silver Spring Networks Incorporated †	15,811	200,167
Synchronoss Technologies Incorporated †	20,988	352,389
Tivo Corporation	41,729	763,641
Vasco Data Security International Incorporated †	20,965	263,111
Verint Systems Incorporated †	24,062	955,261
Workiva Incorporated †	16,568	334,674
Zix Corporation †	823	4,370
Zynga Incorporated Class A †	311,230	1,167,113

		16,035,353

Technology Hardware, Storage & Peripherals: 0.48%
Diebold Incorporated	25,869	529,021
Electronics For Imaging Incorporated †	15,639	556,123
Pure Storage Incorporated Class A †	34,099	507,734
Quantum Corporation †	99,458	548,014
Super Micro Computer Incorporated †	16,862	448,951

		2,589,843

Materials: 4.04%

Chemicals: 1.87%
Advansix Incorporated †	12,501	399,157
American Vanguard Corporation	15,674	317,399
Calgon Carbon Corporation	26,950	328,790
Chase Corporation	4,411	412,429
Futurefuel Corporation	18,419	248,288
GCP Applied Technologies Incorporated †	27,594	779,530
Hawkins Incorporated	6,868	244,844

The accompanying notes are an integral part of these financial statements.

174	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Chemicals (continued)
HB Fuller Company	14,127	$709,034
Ingevity Corporation †	16,876	1,062,682
Innophos Holdings Incorporated	9,269	423,223
Innospec Incorporated	9,315	516,983
KMG Chemicals Incorporated	5,602	269,008
Kooper Holdings Incorporated †	9,518	373,106
Kraton Performance Polymers Incorporated †	11,039	362,410
Kronos Worldwide Incorporated	14,630	306,206
Omnova Solutions Incorporated †	27,965	243,296
Quaker Chemical Corporation	5,051	703,200
Rayonier Advanced Materials	19,808	271,766
Stepan Company	6,930	536,105
Trecora Resources †	448	5,443
Tredegar Corporation	21,093	343,816
Trinseo SA	15,425	1,031,933
Valvoline Incorporated	11,760	250,370

		10,139,018

Construction Materials: 0.09%
US Concrete Incorporated †	5,754	460,608

Containers & Packaging: 0.31%
Greif Incorporated Class A	8,574	518,298
Myers Industries Incorporated	19,721	370,755
Silgan Holdings Incorporated	26,489	797,054

		1,686,107

Metals & Mining: 1.19%
Cleveland Cliffs Incorporated †	122,739	1,026,098
Commercial Metals Company	42,165	796,497
Compass Minerals International Incorporated	13,057	872,208
Haynes International Incorporated	10,699	326,854
Hecla Mining Company	163,951	865,661
Kaiser Aluminum Corporation	6,877	662,393
Materion Corporation	10,214	390,175
Schnitzer Steel Industry	13,395	360,326
Suncoke Energy Incorporated †	32,095	299,125
Worthington Industries Incorporated	17,042	851,418

		6,450,755

Paper & Forest Products: 0.58%
Boise Cascade Company †	15,216	456,480
Clearwater Paper Corporation †	8,050	374,325
Domtar Corporation	22,309	902,176
Neenah Paper Incorporated	6,457	498,803
PH Glatfelter Company	22,886	396,386
Schweitzer-Mauduit International Incorporated	12,936	490,662

		3,118,832

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	175

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Real Estate: 7.79%

Equity REITs: 7.12%
Agree Realty Corporation	9,556	$478,947
Alexander S Incorporated REIT	482	201,809
American Assets Trust Incorporated	17,603	715,034
Armada Hoffler Properties Incorporated	26,182	350,053
Ashford Hospitality Prime Incorporated	511	4,916
Ashford Hospitality Trust Incorporated	55,533	344,860
Bluerock Residential Growth REIT Incorporated	390	3,951
Brandywine Realty Trust	56,538	971,323
CareTrust REIT Incorporated	25,299	488,018
Catchmark Timber Trust Incorporated Class A	40,293	464,578
CBL & Associates Properties Incorporated	82,223	657,784
Cedar Shopping Centers Incorporated	109,015	549,436
Chatham Lodging Trust	17,943	363,884
Chesapeake Lodging Trust	20,980	536,878
Community Healthcare Trust Incorporated	5,142	136,572
CorEnergy Infrastructure Trust Incorporated	8,102	264,368
DiamondRock Hospitality	72,481	796,566
Easterly Government Properties Incorporated	21,686	435,021
EastGroup Properties Incorporated	8,854	786,766
Felcor Lodging Trust Incorporated	57,660	420,918
First Potomac Realty Trust	37,712	419,735
Four Corners Property Trust Incorporated	25,913	658,449
Franklin Street Properties Corporation	52,708	525,499
Getty Realty Corporation	14,596	402,266
Gladstone Commercial Corporation	16,247	347,686
Global Net Lease Incorporated	22,886	495,711
Government Properties Income	27,468	509,531
Hersha Hospitality Trust	17,724	328,603
Independence Realty Trust Incorporated	539	5,546
InfraReit Incorporated	17,007	382,487
Investors Real Estate Trust	62,705	393,787
iStar Financial Incorporated †	26,613	308,977
Kite Realty Group Trust	57,119	1,149,234
Lexington Corporate Properties Trust	63,091	622,077
LTC Properties Incorporated	14,047	683,106
Mack-Cali Realty Corporation	32,280	738,889
Medequities Realty Trust Incorporated	15,228	174,665
MGM Growth Properties LLC Class A	21,256	650,434
Monmouth Real Estate Investment Corporation	27,752	450,970
Monogram Residential Trust Incorporated	62,778	753,336
National Storage Affiliates	20,997	468,653
New Senior Investment Group Incorporated	49,082	453,027
New York REIT Incorporated	61,524	506,958
Nexpoint Residential	11,154	259,888
One Liberty Properties Incorporated	10,467	251,313
Parkway Incorporated	17,777	408,160
Pebblebrook Hotel Trust	28,397	953,855
Pennsylvania Real Estate Investment Trust	50,816	509,684

The accompanying notes are an integral part of these financial statements.

176	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Equity REITs (continued)
Potlatch Corporation	13,626	$651,323
Preferred Apartment Communities Incorporated Series A	23,230	422,554
PS Business Parks Incorporated	5,379	726,757
QTS Realty Trust Incorporated Class A	16,541	896,191
Quality Care Properties Incorporated †	36,693	503,428
Ramco-Gershenson Properties Trust	52,855	695,043
Retail Opportunity Investment Corporation	45,971	912,065
Rexford Industrial Realty Incorporated	22,761	683,968
Ryman Hospitality Properties Incorporated	15,228	904,848
Sabra Health Care REIT Incorporated	61,738	1,348,985
Saul Centers Incorporated	8,443	511,646
Select Income REIT	16,559	384,334
Seritage Growth Property Class A	10,925	525,056
STAG Industrial Incorporated	25,807	722,338
Summit Hotel Properties Incorporated	31,862	472,832
Terreno Realty Corporation	16,374	593,558
Tier Incorporated	26,950	496,150
UMH Properties Incorporated	21,133	334,324
Universal Health Realty Income Trust	5,576	422,159
Urban Edge Properties	37,324	938,699
Urstadt Biddle Properties Incorporated	24,012	496,568
Washington Prime Group Incorporated	77,998	651,283
Washington Real Estate Investment Trust	19,482	640,179
Whitestone REIT	424	5,317
Xenia Hotels & Resorts Incorporated	41,485	828,041

		38,551,854

Real Estate Management & Development: 0.67%
Alexander & Baldwin Incorporated	18,230	791,182
Forestar Real Estate Group Incorporated †	316	5,435
FRP Holdings Incorporated †	3,408	149,611
HFF Incorporated Class A	14,462	551,436
Kennedy Wilson Holdings Incorporated	36,863	711,456
Marcus & Millichap Incorporated †	10,184	268,145
Re/max Holdings Incorporated Class A	7,861	481,486
The RMR Group Incorporated Class A	4,788	247,300
The St. Joe Company †	23,416	441,392

		3,647,443

Telecommunication Services: 1.20%

Diversified Telecommunication Services: 0.90%
ATN International Incorporated	5,748	348,156
Cincinnati Bell Incorporated †	21,084	443,818
Cogent Communications Group Incorporated	16,475	767,735
Consolidated Communications Holdings Incorporated	30,915	570,382
Frontier Communications Corporation	34,952	470,804
General Communication Incorporated Class A †	9,186	396,192
Iradium Communications Incorporated †	34,535	383,339
Lumos Networks Corporation †	15,243	274,069

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	177

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Diversified Telecommunication Services (continued)
ORBCOMM Incorporated †	29,918	$330,893
Vonage Holdings Corporation †	80,867	671,196
Windstream Holdings Incorporated	114,275	236,549

		4,893,133

Wireless Telecommunication Services: 0.30%
Boingo Wireless Incorporated †	18,422	379,309
Shenandoah Telecommunications Company	18,501	666,961
Spok Holdings Incorporated	17,502	293,159
United States Cellular Corporation †	7,181	277,761

		1,617,190

Utilities: 2.42%

Electric Utilities: 0.84%
Avangrid Incorporated	21,574	1,053,243
El Paso Electric Company	14,133	785,088
MGE Energy Incorporated	14,970	952,092
Otter Tail Corporation	16,254	679,417
PNM Resources Incorporated	25,457	1,079,377

		4,549,217

Gas Utilities: 0.49%
Chesapeake Utilities Corporation	8,233	654,112
Northwest Natural Gas Company	11,326	750,914
South Jersey Industries Incorporated	34,279	1,229,931

		2,634,957

Independent Power & Renewable Electricity Producers: 0.33%
8point3 Energy Partners LP	18,220	262,732
NRG Yield Incorporated Class C	24,081	445,499
Ormat Technologies Incorporated	13,667	785,032
TerraForm Global Incorporated Class A †	54,192	273,670

		1,766,933

Multi-Utilities: 0.22%
Avista Corporation	19,908	1,023,271
Unitil Corporation	3,405	169,773

		1,193,044

Water Utilities: 0.54%
American States Water Company	11,168	550,582
Artesian Resources Corporation Class A	126	4,673
California Water Service Group	20,968	785,252
Connecticut Water Service Incorporated	9,821	532,691
Middlesex Water Company	9,233	350,669
SJW Corporation	8,608	477,744

The accompanying notes are an integral part of these financial statements.

178	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name		Shares	Value

Water Utilities (continued)
York Water Company		7,306	$240,367

			2,941,978

Total Common Stocks (Cost $512,755,140)			511,717,289

	Yield
Short-Term Investments: 5.02%

Investment Companies: 5.02%
Wells Fargo Government Money Market Select Class (l)(u)	0.92%	27,168,625	27,168,625

Total Short-Term Investments (Cost $27,168,625)			27,168,625

Total investments in securities (Cost $539,923,765)	99.54%	538,885,914
Other assets and liabilities, net	0.46	2,497,366

Total net assets	100.00%	$541,383,280

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Russell 2000 Index	200	9-15-2017	$13,823,887	$14,044,000	$220,113	$0

Investments In Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period
Investment companies - 5.02%
Wells Fargo Government Money Market Fund Select Class	0	485,171,157	458,002,532	27,168,625	$0	$0	$41,649	$27,168,625

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	179

HIGH YIELD CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Corporate Bonds and Notes: 74.01%

Consumer Discretionary: 19.11%

Auto Components: 1.70%
American Axle & Manufacturing Incorporated 144A	6.50%	4-1-2027	$300,000	$295,500
Dana Incorporated	6.00	9-15-2023	300,000	314,250
Goodyear Tire & Rubber Company	5.13	11-15-2023	300,000	313,872
ZF North America Capital Incorporated 144A	4.75	4-29-2025	700,000	734,125

				1,657,747

Automobiles: 0.20%
Tesla Incorporated 144A	5.30	8-15-2025	200,000	197,250

Distributors: 0.21%
American Tire Distributors Holdings Incorporated 144A	10.25	3-1-2022	200,000	206,500

Diversified Consumer Services: 1.08%
APX Group Incorporated	7.88	12-1-2022	200,000	217,000
Hertz Corporation	6.75	4-15-2019	300,000	298,875
Laureate Education Incorporated 144A	8.25	5-1-2025	200,000	217,500
Service Corporation International	5.38	5-15-2024	300,000	319,125

				1,052,500

Hotels, Restaurants & Leisure: 3.05%
Boyd Gaming Corporation	6.88	5-15-2023	200,000	215,000
Diamond Resorts International Incorporated 144A	7.75	9-1-2023	300,000	321,000
Hilton Worldwide Finance LLC	4.88	4-1-2027	300,000	317,250
International Game Technology plc 144A	5.63	2-15-2020	300,000	317,250
KFC Holding Company 144A	4.75	6-1-2027	300,000	307,875
KFC Holding Company 144A	5.00	6-1-2024	300,000	313,590
MGM Resorts International	8.63	2-1-2019	700,000	763,875
Wynn Las Vegas LLC 144A	5.50	3-1-2025	400,000	417,000

				2,972,840

Household Durables: 1.32%
Lennar Corporation	4.50	6-15-2019	300,000	308,250
Lennar Corporation	4.50	11-15-2019	200,000	206,250
Pulte Group Incorporated	4.25	3-1-2021	200,000	207,780
Standard Pacific Corporation	8.38	1-15-2021	200,000	233,000
Toll Brothers Finance Corporation	5.88	2-15-2022	300,000	331,986

				1,287,266

Internet & Direct Marketing Retail: 0.33%
Netflix Incorporated	5.38	2-1-2021	300,000	321,375

Leisure Products: 0.69%
Scientific Games Company	10.00	12-1-2022	600,000	667,500

Media: 7.31%
Altice US Finance Corporation 144A	5.38	7-15-2023	200,000	209,500
AMC Entertainment Holdings Incorporated	5.88	11-15-2026	300,000	281,625

The accompanying notes are an integral part of these financial statements.

180	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

HIGH YIELD CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Media (continued)
AMC Networks Incorporated	4.75%	8-1-2025	$300,000	$300,750
AMC Networks Incorporated	5.00	4-1-2024	200,000	206,250
CCO Holdings LLC 144A	5.13	5-1-2027	300,000	309,000
CCO Holdings LLC 144A	5.88	5-1-2027	500,000	532,500
Cequel Communications Holdings LLC 144A	7.75	7-15-2025	300,000	331,125
Clear Channel Worldwide Holdings Incorporated	6.50	11-15-2022	400,000	411,000
Clear Channel Worldwide Holdings Incorporated	7.63	3-15-2020	300,000	298,875
CSC Holdings LLC 144A	5.50	4-15-2027	200,000	209,000
CSC Holdings LLC 144A	10.13	1-15-2023	200,000	231,690
DISH DBS Corporation	5.88	7-15-2022	300,000	323,438
DISH DBS Corporation	5.88	11-15-2024	600,000	647,250
Gray Television Incorporated 144A	5.88	7-15-2026	300,000	309,000
iHeart Communications Incorporated	11.25	3-1-2021	200,000	148,500
Lamar Media Corporation	5.00	5-1-2023	200,000	207,000
Nielsen Finance LLC 144A	5.00	4-15-2022	200,000	207,000
Sinclair Television Group Company 144A	5.13	2-15-2027	200,000	194,000
Sirius XM Radio Incorporated 144A	5.38	7-15-2026	200,000	210,000
Sirius XM Radio Incorporated 144A	6.00	7-15-2024	400,000	432,112
TEGNA Incorporated	6.38	10-15-2023	300,000	318,375
Univision Communications Incorporated 144A	5.13	5-15-2023	400,000	407,000
Viacom Incorporated (3 Month LIBOR +3.90%) ±	6.25	2-28-2057	400,000	401,000

				7,125,990

Multiline Retail: 1.05%
Claire’s Stores Incorporated 144A	9.00	3-15-2019	400,000	208,000
Dollar Tree Incorporated	5.75	3-1-2023	400,000	422,000
JC Penney Corporation Incorporated	5.65	6-1-2020	400,000	395,820

				1,025,820

Specialty Retail: 1.95%
Group 1 Automotive Incorporated	5.00	6-1-2022	100,000	102,250
Guitar Center Incorporated 144A	9.63	4-15-2020	400,000	223,000
L Brands Incorporated	6.88	11-1-2035	400,000	383,000
L Brands Incorporated	7.00	5-1-2020	300,000	329,250
New Albertsons Incorporated	7.45	8-1-2029	400,000	349,120
Penske Auto Group Incorporated	5.75	10-1-2022	300,000	309,000
Sally Holdings LLC / Sally Capital Incorporated	5.63	12-1-2025	200,000	204,252

				1,899,872

Textiles, Apparel & Luxury Goods: 0.22%
HanesBrands Incorporated 144A	4.63	5-15-2024	200,000	208,000

Consumer Staples: 2.74%

Food & Staples Retailing: 0.68%
Albertsons Companies LLC	5.75	3-15-2025	300,000	270,375
Rite Aid Corporation 144A	6.13	4-1-2023	400,000	393,000

				663,375

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	181

HIGH YIELD CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Food Products: 1.36%
B&G Foods Incorporated	5.25%	4-1-2025	$300,000	$309,750
JBS USA Finance Incorporated 144A	7.25	6-1-2021	400,000	409,840
Lamb Weston Holdings Incorporated 144A	4.88	11-1-2026	200,000	207,530
Post Holdings Incorporated 144A	5.00	8-15-2026	400,000	400,000

				1,327,120

Household Products: 0.22%
Spectrum Brands Incorporated	5.75	7-15-2025	200,000	212,750

Personal Products: 0.48%
Avon Products Incorporated	6.60	3-15-2020	300,000	303,840
Revlon Consumer Products Corporation	6.25	8-1-2024	200,000	161,486

				465,326

Energy: 12.68%

Energy Equipment & Services: 1.19%
Diamond Offshore Drilling Incorporated	5.70	10-15-2039	300,000	229,500
EP Energy LLC & Everest Acquisition Finance Incorporated	6.38	6-15-2023	500,000	285,000
Hornbeck Offshore Services Incorporated	5.00	3-1-2021	200,000	92,000
Pacific Drilling SA 144A	5.38	6-1-2020	400,000	148,000
SESI LLC	7.13	12-15-2021	200,000	202,000
Targa Resources Partners Company	5.25	5-1-2023	200,000	204,500

				1,161,000

Oil, Gas & Consumable Fuels: 11.49%
Andeavor Logistics LP	5.25	1-15-2025	200,000	212,000
Andeavor Logistics LP	6.25	10-15-2022	200,000	212,000
Antero Resources Corporation	5.63	6-1-2023	200,000	203,500
Ascent Resources Utica Holdings LLC 144A	10.00	4-1-2022	200,000	203,500
California Resources Corporation 144A	8.00	12-15-2022	500,000	276,250
Calumet Specialty Prod Company Guar	6.50	4-15-2021	200,000	192,000
Carrizo Oil & Gas Incorporated	6.25	4-15-2023	200,000	194,000
Cheniere Corpus Christi Holdings LLC	5.88	3-31-2025	400,000	430,000
Chesapeake Energy Corporation	5.75	3-15-2023	300,000	265,125
Chesapeake Energy Corporation	6.63	8-15-2020	300,000	300,000
Concho Resources Incorporated	4.38	1-15-2025	200,000	208,000
CONSOL Energy Incorporated	8.00	4-1-2023	200,000	211,000
Continental Resources Incorporated	5.00	9-15-2022	400,000	402,000
Crestwood Midstream Partners LP	6.25	4-1-2023	200,000	206,500
DCP Midstream Operating LLC (3 Month LIBOR +3.85%) 144A±	5.85	5-21-2043	600,000	556,500
Denbury Resources Incorporated 144A	9.00	5-15-2021	400,000	358,000
Energy Transfer Equity LP	5.88	1-15-2024	200,000	215,500
Genesis Energy LP	6.75	8-1-2022	400,000	405,000
Gulfport Energy Corporation 144A	6.00	10-15-2024	300,000	294,000
Laredo Petroleum Incorporated	5.63	1-15-2022	400,000	398,500
Murray Energy Corporation 144A	11.25	4-15-2021	500,000	288,125
Newfield Exploration Company	5.75	1-30-2022	200,000	211,000
NGL Energy Partners LP	6.13	3-1-2025	200,000	178,000
Oasis Petroleum Incorporated	6.88	3-15-2022	200,000	195,000
Parsley Energy LLC 144A	5.38	1-15-2025	300,000	301,500

The accompanying notes are an integral part of these financial statements.

182	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

HIGH YIELD CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
PBF Holding Company LLC	7.00%	11-15-2023	$200,000	$200,500
QEP Resources Incorporated	5.25	5-1-2023	400,000	380,000
Range Resources Corporation	4.88	5-15-2025	500,000	478,750
Rice Energy Incorporated	6.25	5-1-2022	200,000	208,000
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	300,000	327,750
Rowan Companies Incorporated	4.88	6-1-2022	300,000	272,250
Sanchez Energy Corporation	7.75	6-15-2021	300,000	259,500
SM Energy Corporation	5.63	6-1-2025	300,000	271,500
Southwestern Energy Company	4.10	3-15-2022	200,000	184,500
Sunoco LP / Sunoco Finance Corporation	6.38	4-1-2023	200,000	210,750
Ultra Resources Incorporated 144A	6.88	4-15-2022	300,000	295,125
Whiting Petroleum Corporation	5.00	3-15-2019	300,000	297,000
Whiting Petroleum Corporation	5.75	3-15-2021	200,000	188,000
Williams Companies Incorporated	3.70	1-15-2023	500,000	496,250
WPX Energy Incorporated	6.00	1-15-2022	200,000	206,250

				11,193,125

Financials: 6.62%

Capital Markets: 0.91%
Blue Cube Spinco Incorporated	10.00	10-15-2025	300,000	369,750
Jefferies Finance LLC 144A	7.50	4-15-2021	300,000	309,000
MSCI Incorporated 144A	5.25	11-15-2024	200,000	213,000

				891,750

Consumer Finance: 2.36%
Ally Financial Incorporated	3.50	1-27-2019	400,000	405,000
Ally Financial Incorporated	8.00	3-15-2020	300,000	339,750
NAVIENT Corporation	4.88	6-17-2019	600,000	620,250
Navient Corporation	5.00	10-26-2020	600,000	615,750
Springleaf Finance Corporation	6.00	6-1-2020	300,000	316,500

				2,297,250

Diversified Financial Services: 1.92%
Argos Merger Incorporated 144A	7.13	3-15-2023	600,000	489,000
CNH Industrial Capital LLC	3.38	7-15-2019	400,000	405,500
GLP Capital LP/GLP Financing II Incorporated	5.38	4-15-2026	200,000	217,000
Prime Services Company 144A	9.25	5-15-2023	300,000	331,500
Transocean Incorporated 144A	9.00	7-15-2023	400,000	426,000

				1,869,000

Insurance: 0.68%
Alliant Holdings International LLC 144A	8.25	8-1-2023	200,000	210,000
Genworth Holdings Incorporated	6.50	6-15-2034	300,000	249,000
Hub International Limited 144A	7.88	10-1-2021	200,000	207,940

				666,940

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	183

HIGH YIELD CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Real Estate Management & Development: 0.32%
Realogy Group LLC 144A	4.50%	4-15-2019	$300,000	$309,000

Thrifts & Mortgage Finance: 0.43%
Quicken Loans Incorporated 144A	5.75	5-1-2025	400,000	419,000

Health Care: 6.76%

Health Care Equipment & Supplies: 0.60%
Crimson Incorporated 144A	6.63	5-15-2022	300,000	294,000
DJO Finco Incorporated 144A	8.13	6-15-2021	200,000	190,060
Hologic Incorporated 144A	5.25	7-15-2022	100,000	105,280

				589,340

Health Care Providers & Services: 5.52%
Centene Corporation	6.13	2-15-2024	400,000	430,500
Community Health Systems Incorporated	6.25	3-31-2023	800,000	806,000
DaVita HealthCare Partners Incorporated	5.00	5-1-2025	300,000	304,140
DaVita HealthCare Partners Incorporated	5.13	7-15-2024	300,000	306,188
Envision Healthcare Corporation	5.63	7-15-2022	400,000	416,000
HCA Incorporated	3.75	3-15-2019	300,000	305,250
HCA Incorporated	7.50	2-15-2022	500,000	576,250
HealthSouth Corporation	5.75	11-1-2024	400,000	412,000
Jaguar Holding Company II / Pharmaceutical Product Development LLC 144A	6.38	8-1-2023	200,000	210,500
Kindred Healthcare Incorporated	6.38	4-15-2022	300,000	273,000
Lifepoint Health Incorporated	5.38	5-1-2024	200,000	207,000
MPH Acquisition Holdings LLC 144A	7.13	6-1-2024	300,000	321,750
MPT Operating Partnership LP	6.38	3-1-2024	100,000	108,625
Tenet Healthcare Corporation 144A	4.63	7-15-2024	700,000	699,860

				5,377,063

Health Care Technology: 0.21%
Quintiles IMS Holdings Incorporated 144A	4.88	5-15-2023	200,000	208,000

Pharmaceuticals: 0.43%
Endo Finance LLC 144A	5.38	1-15-2023	500,000	418,750

Industrials: 6.38%

Aerospace & Defense: 1.86%
Alcoa Incorporated	6.75	1-15-2028	700,000	798,000
KLX Incorporated 144A	5.88	12-1-2022	200,000	209,750
TransDigm Group Incorporated	5.50	10-15-2020	300,000	304,590
TransDigm Incorporated	6.00	7-15-2022	300,000	310,500
Triumph Group Incorporated	5.25	6-1-2022	200,000	192,120

				1,814,960

Air Freight & Logistics: 0.21%
XPO Logistics Incorporated 144A	6.13	9-1-2023	200,000	208,750

Building Products: 0.22%
Standard Industries Incorporated 144A	5.50	2-15-2023	200,000	210,750

The accompanying notes are an integral part of these financial statements.

184	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

HIGH YIELD CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Commercial Services & Supplies: 1.06%
ADT Corporation	3.50%	7-15-2022	$200,000	$199,360
Aramark Services Incorporated	4.75	6-1-2026	300,000	314,340
BWAY Holding Company 144A	7.25	4-15-2025	300,000	306,375
Reynolds Group Issuer Incorporated 144A	7.00	7-15-2024	200,000	214,250

				1,034,325

Construction & Engineering: 0.88%
AECOM	5.88	10-15-2024	300,000	328,125
United Rentals North America Incorporated	5.50	7-15-2025	500,000	535,000

				863,125

Electrical Equipment: 0.23%
Vertiv Group Corporation 144A	9.25	10-15-2024	200,000	222,500

Machinery: 0.55%
BlueLine Rental Finance Corporation 144A	9.25	3-15-2024	300,000	327,570
Gates Global LLC 144A	6.00	7-15-2022	200,000	204,960

				532,530

Road & Rail: 0.40%
Avis Budget Car Rental LLC 144A	5.13	6-1-2022	200,000	200,500
The Hertz Corporation	6.25	10-15-2022	200,000	186,000

				386,500

Trading Companies & Distributors: 0.97%
Aircastle Limited	4.63	12-15-2018	300,000	308,625
Ashtead Capital Incorporated 144A	4.38	8-15-2027	200,000	204,500
HD Supply Incorporated 144A	5.75	4-15-2024	300,000	321,750
Herc Rentals Incorporated 144A	7.50	6-1-2022	100,000	109,500

				944,375

Information Technology: 5.23%

Communications Equipment: 0.51%
CommScope Technologies Finance LLC 144A	5.00	3-15-2027	500,000	498,275

Electronic Equipment, Instruments & Components: 0.21%
CDW LLC / CDW Finance Corporation	5.00	9-1-2023	200,000	208,250

Internet Software & Services: 1.29%
Infor Software Parent LLC (PIK at 7.88%) 144A¥	7.13	5-1-2021	400,000	408,000
Rackspace Hosting Company 144A	8.63	11-15-2024	300,000	318,375
Verisign Incorporated	5.25	4-1-2025	300,000	321,000
Zayo Group LLC	6.00	4-1-2023	200,000	211,690

				1,259,065

IT Services: 0.79%
Conduent Business Services LLC 144A	10.50	12-15-2024	200,000	236,000
First Data Corporation 144A	7.00	12-1-2023	500,000	538,750

				774,750

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	185

HIGH YIELD CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Semiconductors & Semiconductor Equipment: 0.33%
Micron Technology Incorporated	5.50%	2-1-2025	$300,000	$316,860

Software: 1.00%
BMC Software Finance Incorporated 144A	8.13	7-15-2021	200,000	206,500
Solera LLC / Solera Finance Incorporated 144A	10.50	3-1-2024	300,000	341,625
Symantec Corporation 144A	5.00	4-15-2025	200,000	209,440
Veritas US Incorporated / Veritas Bermuda Limited 144A	10.50	2-1-2024	200,000	214,500

				972,065

Technology Hardware, Storage & Peripherals: 1.10%
Diamond 1 Finance Corporation 144A	5.88	6-15-2021	200,000	209,690
EMC Corporation	3.38	6-1-2023	300,000	289,647
NCR Corporation	6.38	12-15-2023	200,000	213,900
Western Digital Corporation	10.50	4-1-2024	300,000	355,875

				1,069,112

Materials: 5.66%

Chemicals: 1.88%
CF Industries Incorporated	7.13	5-1-2020	300,000	330,750
Chemours Company	6.63	5-15-2023	200,000	212,250
Hexion Incorporated	6.63	4-15-2020	400,000	364,000
Platform Specialty Products 144A	6.50	2-1-2022	300,000	311,250
Signode Industrial Group LLC 144A	6.38	5-1-2022	300,000	309,750
Tronox Finance LLC	6.38	8-15-2020	300,000	304,875

				1,832,875

Construction Materials: 0.21%
Summit Materials LLC	6.13	7-15-2023	200,000	209,500

Containers & Packaging: 1.87%
Ball Corporation	5.25	7-1-2025	200,000	218,000
Berry Plastics Corporation	6.00	10-15-2022	300,000	317,625
BWAY Holding Company 144A	5.50	4-15-2024	300,000	313,125
Owens-Brockway Glass Container Incorporated 144A	5.88	8-15-2023	200,000	219,500
Reynolds Group Issuer Incorporated 144A	5.13	7-15-2023	300,000	312,657
Sealed Air Corporation 144A	5.25	4-1-2023	200,000	214,000
Sealed Air Corporation 144A	6.50	12-1-2020	200,000	223,120

				1,818,027

Metals & Mining: 1.70%
Aleris International Incorporated	7.88	11-1-2020	300,000	295,815
Freeport Mcmoran Incorporated	6.50	11-15-2020	500,000	511,250
Freeport-McMoRan Copper & Gold Incorporated	5.40	11-14-2034	200,000	192,500
Joseph T Ryerson & Son Incorporated 144A	11.00	5-15-2022	200,000	226,250
Steel Dynamics Incorporated	5.25	4-15-2023	200,000	207,000
United States Steel Corporation 144A	8.38	7-1-2021	200,000	221,000

				1,653,815

The accompanying notes are an integral part of these financial statements.

186	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

HIGH YIELD CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Real Estate: 1.90%

Equity REITs: 1.36%
Equinix Incorporated	5.38%	4-1-2023	$300,000	$312,750
Iron Mountain Incorporated	5.75	8-15-2024	300,000	306,015
MGM Growth Properties Operating Partnership LP	4.50	9-1-2026	300,000	305,250
SBA Communications Corporation	4.88	7-15-2022	200,000	207,000
Uniti Group Incorporated / CSL Capital LLC	8.25	10-15-2023	200,000	195,420

				1,326,435

Real Estate Management & Development: 0.54%
Icahn Enterprises Company	6.75	2-1-2024	500,000	526,400

Telecommunication Services: 3.93%

Diversified Telecommunication Services: 2.36%
CenturyLink Incorporated	7.60	9-15-2039	300,000	264,750
Centurylink Incorporated	5.63	4-1-2025	300,000	285,375
Embarq Corporation	8.00	6-1-2036	200,000	203,000
Frontier Communications Corporation	8.75	4-15-2022	300,000	254,250
Hughes Satellite Systems Company	7.63	6-15-2021	300,000	341,625
Level 3 Financing Incorporated	5.38	1-15-2024	400,000	408,880
Level 3 Financing Incorporated	5.63	2-1-2023	300,000	309,000
Windstream Services LLC	7.50	6-1-2022	300,000	234,000

				2,300,880

Wireless Telecommunication Services: 1.57%
Sprint Corporation	6.90	5-1-2019	200,000	214,020
Sprint Corporation	7.25	9-15-2021	200,000	220,500
Sprint Corporation	7.88	9-15-2023	400,000	457,052
T-Mobile USA Incorporated	5.38	4-15-2027	400,000	429,120
T-Mobile USA Incorporated	6.50	1-15-2024	200,000	213,500

				1,534,192

Utilities: 3.00%

Electric Utilities: 0.45%
Talen Energy Supply LLC Company	6.50	6-1-2025	600,000	438,000

Gas Utilities: 0.80%
AmeriGas Partners LP / AmeriGas Finance Corporation	5.50	5-20-2025	300,000	303,750
Ferrellgas LP	6.75	6-15-2023	500,000	473,750

				777,500

Independent Power & Renewable Electricity Producers: 1.75%
AES Corporation	8.00	6-1-2020	65,000	74,263
Calpine Corporation 144A	6.00	1-15-2022	300,000	309,375
Dynergy Incorporated	5.88	6-1-2023	500,000	496,250
NRG Energy Incorporated	6.63	3-15-2023	200,000	207,000
TerraForm Power Operating LLC 144A	6.38	2-1-2023	200,000	207,000
The AES Corporation	5.50	3-15-2024	400,000	415,000

				1,708,888

Total Corporate Bonds and Notes (Cost $72,798,510)				72,134,153

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	187

HIGH YIELD CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Yankee Corporate Bonds and Notes: 18.46%

Consumer Discretionary: 3.67%

Auto Components: 0.31%
IHO Verwaltungs GmbH 144A	4.50%	9-15-2023	$300,000	$305,250

Automobiles: 1.18%
Fiat Chrysler Automobiles NV	5.25	4-15-2023	600,000	639,000
Jaguar Land Rover Automotive plc 144A	4.13	12-15-2018	500,000	507,500

				1,146,500

Household Durables: 0.32%
Brookfield Residential Properties Incorporated 144A	6.13	7-1-2022	300,000	312,750

Media: 1.86%
Altice SA 144A	7.63	2-15-2025	200,000	216,440
Societe Francaise du Radiotelephone Group SA 144A	6.25	5-15-2024	800,000	843,000
Unitymedia GmbH 144A	6.13	1-15-2025	300,000	320,985
Videotron Limited	5.00	7-15-2022	400,000	428,000

				1,808,425

Consumer Staples: 0.32%

Food & Staples Retailing: 0.32%
Tesco Place 144A	6.15	11-15-2037	300,000	314,661

Energy: 2.76%

Energy Equipment & Services: 0.86%
Alcoa Nederland Holding Company BV 144A	7.00	9-30-2026	300,000	335,250
Ensco plc	4.70	3-15-2021	200,000	190,000
Noble Holding International Limited	8.70	4-1-2045	200,000	142,980
Precision Drilling Corporation	5.25	11-15-2024	200,000	176,500

				844,730

Oil, Gas & Consumable Fuels: 1.90%
MEG Energy Corporation 144A	6.50	1-15-2025	300,000	278,625
Navios Maritime Acquisition Corporation 144A	8.13	11-15-2021	300,000	249,000
Seven Generations Energy Company 144A	6.88	6-30-2023	400,000	416,000
Tullow Oil plc 144A	6.25	4-15-2022	400,000	376,000
Weatherford International Limited	5.13	9-15-2020	200,000	193,000
Weatherford International Limited	7.00	3-15-2038	400,000	338,000

				1,850,625

Financials: 1.75%

Banks: 0.76%
Intesa Sanpaolo SpA 144A	5.02	6-26-2024	400,000	409,397
Royal Bank of Scotland Group plc	6.00	12-19-2023	300,000	332,444

				741,841

Diversified Financial Services: 0.99%
Algeco Scotsman Global Finance plc 144A	10.75	10-15-2019	300,000	249,750
Anglo American Capital plc 144A	4.45	9-27-2020	300,000	314,250

The accompanying notes are an integral part of these financial statements.

188	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

HIGH YIELD CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Diversified Financial Services (continued)
Deutsche Bank AG (5 Year USD Swap Rate +2.25%) ±	4.30%	5-24-2028	$200,000	$200,235
New Red Finance Incorporated 144A	4.63	1-15-2022	200,000	204,440

				968,675

Health Care: 1.18%

Pharmaceuticals: 1.18%
Concordia International 144A	9.00	4-1-2022	400,000	288,000
Mallinckrodt plc 144A	4.88	4-15-2020	300,000	297,750
Valeant Pharmaceuticals International Incorporated 144A	5.63	12-1-2021	400,000	367,000
Valeant Pharmaceuticals International Incorporated 144A	7.50	7-15-2021	200,000	196,250

				1,149,000

Industrials: 1.44%

Aerospace & Defense: 0.56%
Bombardier Incorporated 144A	6.13	1-15-2023	200,000	205,188
Bombardier Incorporated 144A	8.75	12-1-2021	300,000	340,779

				545,967

Commercial Services & Supplies: 0.21%
Park Aerospace Holdings Company 144A	5.25	8-15-2022	200,000	208,000

Electrical Equipment: 0.34%
Sensata Technologies BV 144A	5.63	11-1-2024	300,000	327,000

Professional Services: 0.33%
IHS Markit Limited 144A	4.75	2-15-2025	300,000	319,500

Information Technology: 1.11%

Communications Equipment: 0.45%
Nokia Corporation	5.38	5-15-2019	200,000	211,060
Nokia Corporation	6.63	5-15-2039	200,000	230,000

				441,060

Semiconductors & Semiconductor Equipment: 0.44%
NXP BV / NXP Funding LLC 144A	4.63	6-15-2022	400,000	427,000

Software: 0.22%
Open Text Corporation 144A	5.63	1-15-2023	200,000	210,750

Materials: 2.64%

Containers & Packaging: 0.23%
Ardagh Packaging Finance plc 144A	7.25	5-15-2024	200,000	220,620

Metals & Mining: 2.41%
Anglo American Capital plc 144A	4.75	4-10-2027	300,000	315,000
ArcelorMittal SA	5.75	8-5-2020	200,000	216,000
ArcelorMittal SA	7.25	3-1-2041	400,000	463,120
Constellium NV 144A	8.00	1-15-2023	300,000	319,500

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	189

HIGH YIELD CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Metals & Mining (continued)
FMG Resources August 2006 Property Limited 144A	4.75%	5-15-2022	$200,000	$206,500
Novelis Corporation 144A	6.25	8-15-2024	300,000	316,875
Teck Resources Limited	4.75	1-15-2022	300,000	314,640
Teck Resources Limited	5.40	2-1-2043	200,000	199,500

				2,351,135

Telecommunication Services: 3.34%

Diversified Telecommunication Services: 2.37%
Intelsat Jackson Holdings SA	7.25	10-15-2020	400,000	380,750
Telecom Italia Capital SA	7.18	6-18-2019	100,000	108,370
Telecom Italia Capital SA	7.72	6-4-2038	300,000	385,440
Virgin Media Finance plc 144A	6.00	10-15-2024	400,000	419,000
Wind Acquisition Finance SA 144A	4.75	7-15-2020	600,000	607,500
Ziggo Bond Finance BV 144A	5.88	1-15-2025	400,000	414,500

				2,315,560

Wireless Telecommunication Services: 0.97%
Altice Financing SA 144A	6.63	2-15-2023	100,000	105,750
Inmarsat Finance plc 144A	4.88	5-15-2022	200,000	203,500
Millicom International Cellular SA 144A	6.00	3-15-2025	400,000	425,511
SoftBank Group Corporation 144A	4.50	4-15-2020	200,000	206,750

				941,511

Utilities: 0.25%

Electric Utilities: 0.25%
Enel SpA (5 Year USD Swap Rate +5.88%) 144A±	8.75	9-24-2073	200,000	241,750

Total Yankee Corporate Bonds and Notes (Cost $17,974,404)				17,992,310

	Yield		Shares
Short-Term Investments: 4.30%

Investment Companies: 4.30%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.92		4,196,265	4,196,265

Total Short-Term Investments (Cost $4,196,265)				4,196,265

Total investments in securities (Cost $94,969,179)	96.77%	94,322,728
Other assets and liabilities, net	3.23	3,144,498

Total net assets	100.00%	$97,467,226

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.

190	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

HIGH YIELD CORPORATE BOND PORTFOLIO

Investments In Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period
Investment companies - 4.30%
Wells Fargo Government Money Market Fund Select Class	0	110,727,911	106,531,646	4,196,265	$0	$0	$8,405	$4,196,265

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	191

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Corporate Bonds and Notes: 75.90%

Consumer Discretionary: 7.64%

Auto Components: 0.05%
Lear Corporation	5.25%	1-15-2025	$297,000	$318,306

Automobiles: 0.37%
American Honda Finance Corporation	1.65	7-12-2021	1,300,000	1,280,971
General Motors Company	6.25	10-2-2043	175,000	195,577
General Motors Company	6.60	4-1-2036	350,000	409,893
Toyota Motor Credit Corporation	2.63	1-10-2023	310,000	315,081

				2,201,522

Diversified Consumer Services: 0.04%
President & Fellows of Harvard College	4.88	10-15-2040	210,000	264,997

Hotels, Restaurants & Leisure: 0.65%
Marriott International Incorporated	3.00	3-1-2019	140,000	141,743
Marriott International Incorporated	3.38	10-15-2020	117,000	120,843
Marriott International Incorporated	3.75	3-15-2025	500,000	521,947
McDonald’s Corporation	2.63	1-15-2022	250,000	253,810
McDonald’s Corporation	3.25	6-10-2024	350,000	364,533
McDonald’s Corporation	3.38	5-26-2025	245,000	253,716
McDonald’s Corporation	3.50	7-15-2020	140,000	146,140
McDonald’s Corporation	3.63	5-20-2021	70,000	73,642
McDonald’s Corporation	3.70	2-15-2042	350,000	333,808
McDonald’s Corporation	6.30	10-15-2037	210,000	279,101
McDonald’s Corporation	6.30	3-1-2038	420,000	556,429
McDonald’s Corporation	4.60	5-26-2045	175,000	191,621
Starbucks Corporation	2.00	12-5-2018	175,000	176,048
Starbucks Corporation	4.30	6-15-2045	105,000	116,270
Wyndham Worldwide Corporation	4.25	3-1-2022	350,000	354,149

				3,883,800

Household Durables: 0.44%
D.R. Horton Incorporated	3.75	3-1-2019	182,000	185,907
D.R. Horton Incorporated	4.00	2-15-2020	231,000	240,402
Newell Brands Incorporated	3.15	4-1-2021	525,000	539,979
Newell Brands Incorporated	4.20	4-1-2026	525,000	559,710
Newell Brands Incorporated	5.50	4-1-2046	225,000	269,277
Newell Rubbermaid Incorporated	2.88	12-1-2019	140,000	142,571
Newell Rubbermaid Incorporated	4.70	8-15-2020	350,000	375,269
Whirlpool Corporation	4.00	3-1-2024	87,000	92,766
Whirlpool Corporation	4.70	6-1-2022	140,000	153,691
Whirlpool Corporation	4.85	6-15-2021	70,000	76,380

				2,635,952

Internet & Direct Marketing Retail: 0.59%
Amazon.com Incorporated	2.50	11-29-2022	620,000	627,535
Amazon.com Incorporated	2.60	12-5-2019	280,000	285,457
Amazon.com Incorporated	4.80	12-5-2034	850,000	974,980

The accompanying notes are an integral part of these financial statements.

192	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Internet & Direct Marketing Retail (continued)
Amazon.com Incorporated	4.95%	12-5-2044	$200,000	$233,267
Expedia Incorporated	4.50	8-15-2024	70,000	74,914
Expedia Incorporated	5.95	8-15-2020	420,000	459,330
QVC Incorporated	4.38	3-15-2023	210,000	217,409
QVC Incorporated	4.45	2-15-2025	350,000	355,498
QVC Incorporated	5.13	7-2-2022	140,000	150,177
QVC Incorporated	5.45	8-15-2034	175,000	172,716

				3,551,283

Leisure Products: 0.09%
Hasbro Incorporated	6.35	3-15-2040	108,000	135,305
Unilever Capital Corporation	3.10	7-30-2025	390,000	398,569

				533,874

Media: 3.24%
21st Century Fox America Incorporated	3.00	9-15-2022	262,000	267,827
21st Century Fox America Incorporated	4.50	2-15-2021	350,000	376,226
21st Century Fox America Incorporated	4.75	9-15-2044	350,000	376,199
21st Century Fox America Incorporated	6.65	11-15-2037	325,000	431,865
21st Century Fox America Incorporated	8.15	10-17-2036	175,000	260,623
CBS Corporation	3.70	8-15-2024	350,000	362,441
CBS Corporation	4.85	7-1-2042	140,000	146,873
CBS Corporation	4.90	8-15-2044	350,000	375,186
CBS Corporation	5.75	4-15-2020	320,000	349,400
CBS Corporation	7.88	7-30-2030	420,000	584,637
Charter Communications Operating LLC	4.46	7-23-2022	1,500,000	1,587,428
Charter Communications Operating LLC	6.38	10-23-2035	170,000	194,501
Comcast Corporation	2.35	1-15-2027	210,000	197,649
Comcast Corporation	3.13	7-15-2022	350,000	364,482
Comcast Corporation	4.40	8-15-2035	210,000	226,657
Comcast Corporation	4.65	7-15-2042	384,000	418,183
Comcast Corporation	4.75	3-1-2044	262,000	289,114
Comcast Corporation	5.15	3-1-2020	350,000	378,756
Comcast Corporation	6.95	8-15-2037	280,000	389,236
Discovery Communications LLC	3.30	5-15-2022	175,000	177,518
Discovery Communications LLC	4.38	6-15-2021	210,000	222,026
Discovery Communications LLC	4.95	5-15-2042	175,000	170,726
Discovery Communications LLC	5.63	8-15-2019	108,000	114,905
Discovery Communications LLC	6.35	6-1-2040	175,000	201,166
Omnicom Group Incorporated	3.63	5-1-2022	175,000	183,313
Omnicom Group Incorporated	6.25	7-15-2019	455,000	490,558
TCI Communications Incorporated	7.13	2-15-2028	245,000	325,302
Thomson Reuters Corporation	4.30	11-23-2023	210,000	225,329
Thomson Reuters Corporation	4.70	10-15-2019	297,000	312,806
Thomson Reuters Corporation	5.65	11-23-2043	140,000	168,855
Thomson Reuters Corporation	5.85	4-15-2040	94,000	111,661
Time Warner Cable Incorporated	4.00	1-15-2022	210,000	222,102
Time Warner Cable Incorporated	4.13	2-15-2021	350,000	364,962
Time Warner Cable Incorporated	4.50	9-15-2042	220,000	203,144

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	193

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Media (continued)
Time Warner Cable Incorporated	4.65%	6-1-2044	$525,000	$515,118
Time Warner Cable Incorporated	4.70	1-15-2021	175,000	188,475
Time Warner Cable Incorporated	5.50	9-1-2041	210,000	215,110
Time Warner Cable Incorporated	6.55	5-1-2037	300,000	346,790
Time Warner Cable Incorporated	6.63	5-15-2029	280,000	350,330
Time Warner Cable Incorporated	6.75	6-15-2039	350,000	411,741
Time Warner Cable Incorporated	7.30	7-1-2038	385,000	474,616
Time Warner Cable Incorporated	7.63	4-15-2031	200,000	275,062
Time Warner Cable Incorporated	8.38	3-15-2023	175,000	219,568
Time Warner Entertainment Company LP	8.38	7-15-2033	210,000	282,081
Time Warner Incorporated	3.40	6-15-2022	70,000	72,424
Time Warner Incorporated	4.75	3-29-2021	350,000	378,354
Time Warner Incorporated	4.90	6-15-2042	36,000	36,700
Time Warner Incorporated	6.50	11-15-2036	176,000	214,177
Viacom Incorporated	3.25	3-15-2023	140,000	139,187
Viacom Incorporated	4.25	9-1-2023	180,000	186,517
Viacom Incorporated	4.38	3-15-2043	386,000	331,446
Viacom Incorporated	4.50	3-1-2021	350,000	370,124
Viacom Incorporated	5.25	4-1-2044	350,000	338,251
Viacom Incorporated	5.50	5-15-2033	140,000	154,212
Viacom Incorporated	5.63	9-15-2019	105,000	112,035
Viacom Incorporated	5.85	9-1-2043	87,000	89,532
Viacom Incorporated	6.88	4-30-2036	238,000	267,918
Walt Disney Company	2.55	2-15-2022	175,000	178,003
Walt Disney Company	2.75	8-16-2021	350,000	359,425
Walt Disney Company	3.00	2-13-2026	350,000	355,468
Walt Disney Company	4.13	12-1-2041	175,000	184,918
Walt Disney Company	4.13	6-1-2044	245,000	259,890
Walt Disney Company	4.38	8-16-2041	545,000	591,473
Walt Disney Company	5.50	3-15-2019	350,000	370,597
Walt Disney Company	7.00	3-1-2032	52,000	72,888

				19,414,086

Multiline Retail: 0.76%
Dollar General Corporation	3.25	4-15-2023	245,000	251,533
Kohl’s Corporation	3.25	2-1-2023	105,000	102,962
Kohl’s Corporation	4.75	12-15-2023	210,000	219,643
Macy’s Retail Holdings Incorporated	3.88	1-15-2022	140,000	140,917
Macy’s Retail Holdings Incorporated	4.38	9-1-2023	210,000	211,540
Macy’s Retail Holdings Incorporated	6.70	7-15-2034	350,000	375,713
Macy’s Retail Holdings Incorporated	6.90	4-1-2029	350,000	380,704
Nordstrom Incorporated	4.00	10-15-2021	175,000	181,260
Nordstrom Incorporated	4.75	5-1-2020	94,000	98,698
Nordstrom Incorporated	5.00	1-15-2044	70,000	68,991
Target Corporation	2.50	4-15-2026	1,880,000	1,804,643
Target Corporation	2.90	1-15-2022	175,000	181,011
Target Corporation	3.63	4-15-2046	210,000	197,251
Target Corporation	6.35	11-1-2032	210,000	275,752
Target Corporation	7.00	1-15-2038	37,000	52,584

				4,543,202

The accompanying notes are an integral part of these financial statements.

194	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Specialty Retail: 1.33%
Advance Auto Parts Incorporated	4.50%	1-15-2022	$70,000	$74,264
Advance Auto Parts Incorporated	4.50	12-1-2023	175,000	185,691
AutoZone Incorporated	2.88	1-15-2023	175,000	175,864
AutoZone Incorporated	3.13	7-15-2023	105,000	106,425
AutoZone Incorporated	4.00	11-15-2020	140,000	147,038
Bed Bath & Beyond Incorporated	4.92	8-1-2034	175,000	165,918
Bed Bath & Beyond Incorporated	5.17	8-1-2044	245,000	220,100
Home Depot Incorporated	2.70	4-1-2023	262,000	267,122
Home Depot Incorporated	3.50	9-15-2056	260,000	240,827
Home Depot Incorporated	3.75	2-15-2024	350,000	375,102
Home Depot Incorporated	3.95	9-15-2020	280,000	297,558
Home Depot Incorporated	4.20	4-1-2043	280,000	297,099
Home Depot Incorporated	4.40	4-1-2021	350,000	378,385
Home Depot Incorporated	5.40	9-15-2040	140,000	174,107
Home Depot Incorporated	5.95	4-1-2041	350,000	465,922
Lowe’s Companies Incorporated	2.50	4-15-2026	350,000	337,667
Lowe’s Companies Incorporated	3.12	4-15-2022	140,000	145,824
Lowe’s Companies Incorporated	3.75	4-15-2021	105,000	111,237
Lowe’s Companies Incorporated	3.88	9-15-2023	175,000	188,397
Lowe’s Companies Incorporated	4.25	9-15-2044	175,000	185,414
Lowe’s Companies Incorporated	4.38	9-15-2045	400,000	427,125
Lowe’s Companies Incorporated	4.63	4-15-2020	640,000	678,361
Lowe’s Companies Incorporated	4.65	4-15-2042	350,000	388,687
O’Reilly Automotive Incorporated	3.80	9-1-2022	105,000	110,546
O’Reilly Automotive Incorporated	4.88	1-14-2021	31,000	33,413
O’Reilly Automotive Incorporated	4.63	9-15-2021	105,000	113,325
TJX Companies Incorporated	2.75	6-15-2021	350,000	359,133
Unilever Capital Corporation	2.00	7-28-2026	1,400,000	1,306,748

				7,957,299

Textiles, Apparel & Luxury Goods: 0.08%
Nike Incorporated	2.25	5-1-2023	70,000	70,176
Nike Incorporated	3.63	5-1-2043	70,000	69,899
Nike Incorporated	3.88	11-1-2045	350,000	361,674

				501,749

Consumer Staples: 6.87%

Beverages: 1.84%
Anheuser-Busch InBev Finance Company	3.30	2-1-2023	525,000	544,612
Anheuser-Busch InBev Finance Company	4.00	1-17-2043	210,000	210,986
Anheuser-Busch InBev Finance Company	4.63	2-1-2044	245,000	269,120
Anheuser-Busch InBev Worldwide Incorporated	2.50	7-15-2022	500,000	504,622
Anheuser-Busch InBev Worldwide Incorporated	3.75	7-15-2042	252,000	244,768
Anheuser-Busch InBev Worldwide Incorporated	6.88	11-15-2019	350,000	387,391
Anheuser-Busch InBev Worldwide Incorporated	7.75	1-15-2019	350,000	377,913
Coca Cola Company	1.38	5-30-2019	210,000	209,722
Coca-Cola Company	2.45	11-1-2020	700,000	714,629
Coca-Cola Company	2.50	4-1-2023	245,000	248,368
Coca-Cola Company	2.88	10-27-2025	700,000	712,078

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	195

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Beverages (continued)
Coca-Cola Company	3.20%	11-1-2023	$280,000	$293,112
Coca-Cola Company	3.30	9-1-2021	49,000	51,642
Constellation Brands Incorporated	3.75	5-1-2021	98,000	102,562
Constellation Brands Incorporated	3.88	11-15-2019	77,000	80,004
Constellation Brands Incorporated	4.25	5-1-2023	360,000	388,168
Constellation Brands Incorporated	6.00	5-1-2022	115,000	132,322
Diageo Investment Corporation	4.25	5-11-2042	175,000	190,321
Diageo Investment Corporation	7.45	4-15-2035	105,000	155,336
Molson Coors Brewing Company	2.10	7-15-2021	260,000	257,190
Molson Coors Brewing Company	4.20	7-15-2046	2,000,000	1,998,521
Molson Coors Brewing Company	5.00	5-1-2042	350,000	386,736
Pepsi Bottling Group Incorporated	7.00	3-1-2029	420,000	577,957
PepsiCo Incorporated	2.25	1-7-2019	245,000	247,307
PepsiCo Incorporated	2.75	3-5-2022	259,000	267,742
PepsiCo Incorporated	3.00	8-25-2021	175,000	182,286
PepsiCo Incorporated	3.60	8-13-2042	285,000	283,273
PepsiCo Incorporated	4.00	3-5-2042	175,000	184,320
PepsiCo Incorporated	4.25	10-22-2044	140,000	151,507
PepsiCo Incorporated	4.50	1-15-2020	140,000	149,432
PepsiCo Incorporated	4.88	11-1-2040	227,000	265,827
PepsiCo Incorporated	5.50	1-15-2040	210,000	266,157

				11,035,931

Food & Staples Retailing: 1.84%
Costco Wholesale Corporation	1.70	12-15-2019	350,000	350,280
CVS Caremark Corporation	2.25	12-5-2018	195,000	196,262
CVS Caremark Corporation	2.75	12-1-2022	350,000	354,352
CVS Caremark Corporation	5.30	12-5-2043	210,000	246,433
CVS Health Corporation	2.13	6-1-2021	260,000	259,136
CVS Health Corporation	2.80	7-20-2020	400,000	408,593
CVS Health Corporation	3.88	7-20-2025	525,000	551,426
CVS Health Corporation	5.13	7-20-2045	700,000	806,757
Sysco Corporation	3.30	7-15-2026	700,000	708,244
The Kroger Company	2.30	1-15-2019	140,000	140,728
The Kroger Company	3.30	1-15-2021	350,000	360,279
The Kroger Company	3.40	4-15-2022	175,000	180,473
The Kroger Company	3.85	8-1-2023	175,000	183,453
The Kroger Company	5.00	4-15-2042	175,000	181,152
The Kroger Company	5.15	8-1-2043	105,000	112,005
The Kroger Company	6.90	4-15-2038	210,000	266,039
The Kroger Company	7.50	4-1-2031	342,000	461,114
Wal-Mart Stores Incorporated	3.63	7-8-2020	270,000	285,049
Wal-Mart Stores Incorporated	4.00	4-11-2043	280,000	297,638
Wal-Mart Stores Incorporated	4.25	4-15-2021	350,000	379,935
Wal-Mart Stores Incorporated	4.30	4-22-2044	350,000	391,935
Wal-Mart Stores Incorporated	4.88	7-8-2040	175,000	208,288
Wal-Mart Stores Incorporated	5.63	4-1-2040	180,000	232,479
Wal-Mart Stores Incorporated	5.63	4-15-2041	350,000	455,527
Wal-Mart Stores Incorporated	5.88	4-5-2027	70,000	88,311
Wal-Mart Stores Incorporated	7.55	2-15-2030	350,000	514,132

The accompanying notes are an integral part of these financial statements.

196	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Food & Staples Retailing (continued)
Walgreen Company	3.10%	9-15-2022	$700,000	$717,748
Walgreen Company	4.40	9-15-2042	350,000	355,831
Walgreens Boots Alliance Incorporated	2.70	11-18-2019	210,000	213,543
Walgreens Boots Alliance Incorporated	3.45	6-1-2026	525,000	526,443
Walgreens Boots Alliance Incorporated	4.80	11-18-2044	540,000	584,090

				11,017,675

Food Products: 1.41%
Archer-Daniels-Midland Company	4.54	3-26-2042	175,000	198,075
Archer-Daniels-Midland Company	4.70	3-1-2021	374,000	402,505
Bunge Limited Finance Corporation	8.50	6-15-2019	350,000	388,886
Campbell Soup Company	2.50	8-2-2022	85,000	85,759
Campbell Soup Company	4.50	2-15-2019	199,000	206,625
ConAgra Foods Incorporated	8.25	9-15-2030	84,000	119,178
General Mills Incorporated	3.65	2-15-2024	175,000	183,991
General Mills Incorporated	5.40	6-15-2040	241,000	284,804
Hershey Company	4.13	12-1-2020	350,000	374,510
J.M. Smucker Company	3.50	10-15-2021	210,000	220,023
Kellogg Company	4.00	12-15-2020	155,000	164,667
Kellogg Company	4.15	11-15-2019	210,000	220,311
Kraft Foods Group Incorporated	3.50	6-6-2022	700,000	727,179
Kraft Foods Group Incorporated	6.50	2-9-2040	350,000	436,002
Kraft Heinz Foods Company	2.80	7-2-2020	400,000	407,429
Kraft Heinz Foods Company	3.00	6-1-2026	500,000	481,629
Kraft Heinz Foods Company	4.38	6-1-2046	300,000	292,728
Mead Johnson Nutrition Company	4.90	11-1-2019	175,000	186,076
Mead Johnson Nutrition Company	5.90	11-1-2039	70,000	90,331
Tyson Foods Incorporated	3.55	6-2-2027	1,500,000	1,537,875
Tyson Foods Incorporated	4.50	6-15-2022	350,000	380,800
Tyson Foods Incorporated	4.88	8-15-2034	175,000	194,997
Unilever Capital Corporation	4.25	2-10-2021	300,000	322,941
Unilever Capital Corporation	4.80	2-15-2019	245,000	255,976
Unilever Capital Corporation	5.90	11-15-2032	210,000	280,066

				8,443,363

Household Products: 0.60%
Clorox Company	3.05	9-15-2022	113,000	116,919
Clorox Company	3.50	12-15-2024	140,000	145,108
Colgate-Palmolive Company	2.30	5-3-2022	350,000	354,336
Kimberly-Clark Corporation	2.40	6-1-2023	105,000	105,242
Kimberly-Clark Corporation	5.30	3-1-2041	171,000	215,008
Kimberly-Clark Corporation	6.63	8-1-2037	140,000	200,637
Kimberly-Clark Corporation	7.50	11-1-2018	70,000	74,710
The Procter & Gamble Company	3.10	8-15-2023	2,272,000	2,387,321

				3,599,281

Personal Products: 0.03%
Estee Lauder Companies Incorporated	6.00	5-15-2037	140,000	179,578

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	197

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Tobacco: 1.15%
Altria Group Incorporated	2.63%	1-14-2020	$280,000	$285,032
Altria Group Incorporated	4.00	1-31-2024	62,000	66,603
Altria Group Incorporated	4.25	8-9-2042	350,000	357,234
Altria Group Incorporated	4.50	5-2-2043	175,000	185,334
Altria Group Incorporated	4.75	5-5-2021	590,000	645,009
Altria Group Incorporated	5.38	1-31-2044	525,000	625,999
Altria Group Incorporated	9.70	11-10-2018	248,000	271,042
Philip Morris International Incorporated	1.88	1-15-2019	175,000	175,574
Philip Morris International Incorporated	2.50	8-22-2022	175,000	176,568
Philip Morris International Incorporated	2.63	3-6-2023	122,000	122,680
Philip Morris International Incorporated	3.25	11-10-2024	210,000	215,538
Philip Morris International Incorporated	3.88	8-21-2042	415,000	413,855
Philip Morris International Incorporated	4.13	3-4-2043	210,000	214,263
Philip Morris International Incorporated	4.25	11-10-2044	210,000	219,628
Philip Morris International Incorporated	4.38	11-15-2041	350,000	371,947
Philip Morris International Incorporated	4.50	3-26-2020	525,000	559,117
Philip Morris International Incorporated	4.50	3-20-2042	140,000	150,938
Reynolds American Incorporated	4.00	6-12-2022	280,000	296,996
Reynolds American Incorporated	4.45	6-12-2025	350,000	378,261
Reynolds American Incorporated	5.70	8-15-2035	210,000	245,900
Reynolds American Incorporated	6.15	9-15-2043	87,000	107,893
Reynolds American Incorporated	6.88	5-1-2020	485,000	543,040
Reynolds American Incorporated	7.25	6-15-2037	140,000	192,392
Reynolds American Incorporated	8.13	6-23-2019	108,000	119,494

				6,940,337

Energy: 7.22%

Energy Equipment & Services: 0.60%
Baker Hughes Incorporated	6.88	1-15-2029	175,000	221,057
Baker Hughes Incorporated	7.50	11-15-2018	262,000	279,740
Enterprise Products Operations	6.88	3-1-2033	280,000	358,331
Halliburton Company	3.25	11-15-2021	140,000	144,649
Halliburton Company	3.50	8-1-2023	350,000	364,304
Halliburton Company	3.80	11-15-2025	350,000	361,584
Halliburton Company	4.50	11-15-2041	175,000	177,770
Halliburton Company	4.75	8-1-2043	175,000	183,040
Halliburton Company	5.00	11-15-2045	420,000	454,884
Halliburton Company	7.45	9-15-2039	380,000	527,430
National Oilwell Varco Incorporated	3.95	12-1-2042	280,000	236,143
Sabine Pass Liquefaction LLC	4.20	3-15-2028	270,000	271,066

				3,579,998

Oil, Gas & Consumable Fuels: 6.62%
Anadarko Finance Company	7.50	5-1-2031	227,000	285,161
Anadarko Petroleum Corporation	3.45	7-15-2024	175,000	173,699
Anadarko Petroleum Corporation	4.50	7-15-2044	350,000	328,949
Anadarko Petroleum Corporation	5.55	3-15-2026	350,000	390,690
Anadarko Petroleum Corporation	6.20	3-15-2040	210,000	237,913
Anadarko Petroleum Corporation	6.45	9-15-2036	160,000	186,983

The accompanying notes are an integral part of these financial statements.

198	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Anadarko Petroleum Corporation	8.70%	3-15-2019	$315,000	$344,894
Apache Corporation	3.25	4-15-2022	253,000	257,462
Apache Corporation	4.25	1-15-2044	505,000	469,037
Apache Corporation	5.10	9-1-2040	402,000	418,898
Apache Corporation	5.25	2-1-2042	70,000	74,456
Apache Corporation	6.00	1-15-2037	350,000	403,269
Boardwalk Pipelines LP	3.38	2-1-2023	70,000	69,705
Boardwalk Pipelines LP	5.75	9-15-2019	105,000	111,663
Buckeye Partners LP	4.15	7-1-2023	175,000	181,735
Buckeye Partners LP	4.88	2-1-2021	392,000	417,089
Buckeye Partners LP	5.85	11-15-2043	140,000	152,266
Chevron Corporation	2.10	5-16-2021	260,000	261,737
Chevron Corporation	2.19	11-15-2019	70,000	70,809
Chevron Corporation	2.36	12-5-2022	525,000	528,036
Chevron Corporation	2.42	11-17-2020	350,000	355,776
Chevron Corporation	2.95	5-16-2026	700,000	707,654
Chevron Corporation	4.95	3-3-2019	350,000	367,319
Columbia Pipeline Group Incorporated	5.80	6-1-2045	140,000	170,333
ConocoPhillips Company	3.35	5-15-2025	350,000	361,842
ConocoPhillips Company	4.30	11-15-2044	210,000	219,162
ConocoPhillips Company	4.95	3-15-2026	350,000	393,207
ConocoPhillips Company	5.90	10-15-2032	175,000	214,673
ConocoPhillips Company	5.90	5-15-2038	280,000	348,502
ConocoPhillips Company	6.95	4-15-2029	210,000	274,115
Devon Energy Corporation	4.00	7-15-2021	140,000	146,050
Devon Energy Corporation	7.95	4-15-2032	150,000	197,880
Devon Financing Corporation ULC	7.88	9-30-2031	434,000	573,743
Dominion Gas Holdings LLC	4.80	11-1-2043	350,000	383,112
El Paso Pipeline Partners Operating LLC	4.70	11-1-2042	70,000	66,006
Enable Midstream Partner LP	3.90	5-15-2024	700,000	701,168
Enbridge Energy Partners LP	5.20	3-15-2020	266,000	282,905
Enbridge Energy Partners LP	5.50	9-15-2040	140,000	148,678
Enbridge Energy Partners LP	7.50	4-15-2038	189,000	240,884
Enbridge Energy Partners LP	9.88	3-1-2019	87,000	96,736
Energy Transfer Partners LP	3.60	2-1-2023	210,000	213,015
Energy Transfer Partners LP	4.75	1-15-2026	280,000	295,212
Energy Transfer Partners LP	4.90	2-1-2024	210,000	225,375
Energy Transfer Partners LP	5.15	2-1-2043	140,000	136,604
Energy Transfer Partners LP	5.15	3-15-2045	280,000	271,000
Energy Transfer Partners LP	5.95	10-1-2043	140,000	146,711
Energy Transfer Partners LP	6.05	6-1-2041	210,000	224,568
Energy Transfer Partners LP	6.63	10-15-2036	161,000	183,797
Energy Transfer Partners LP	7.50	7-1-2038	70,000	85,996
Energy Transfer Partners LP	9.00	4-15-2019	280,000	310,088
Enterprise Products Operating LLC	3.35	3-15-2023	245,000	253,151
Enterprise Products Operating LLC	3.90	2-15-2024	210,000	220,943
Enterprise Products Operating LLC	4.05	2-15-2022	175,000	186,328
Enterprise Products Operating LLC	4.45	2-15-2043	355,000	358,697
Enterprise Products Operating LLC	4.85	3-15-2044	280,000	298,289
Enterprise Products Operating LLC	4.90	5-15-2046	245,000	264,993

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	199

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating LLC	5.25%	1-31-2020	$140,000	$150,274
Enterprise Products Operating LLC	5.70	2-15-2042	140,000	165,258
Enterprise Products Operating LLC	5.95	2-1-2041	70,000	84,420
Enterprise Products Operating LLC	7.55	4-15-2038	70,000	96,434
EOG Resources Incorporated	3.90	4-1-2035	140,000	139,147
EOG Resources Incorporated	4.10	2-1-2021	140,000	148,125
EOG Resources Incorporated	4.40	6-1-2020	210,000	222,579
EOG Resources Incorporated	5.63	6-1-2019	52,000	55,331
EOG Resources Incorporated	6.88	10-1-2018	280,000	294,723
EQT Corporation	4.88	11-15-2021	210,000	226,682
EQT Corporation	8.13	6-1-2019	227,000	249,250
Exxon Mobil Corporation	1.71	3-1-2019	210,000	210,470
Exxon Mobil Corporation	1.82	3-15-2019	200,000	200,907
Exxon Mobil Corporation	2.71	3-6-2025	350,000	355,727
Exxon Mobil Corporation	3.57	3-6-2045	350,000	344,490
Exxon Mobil Corporation	4.11	3-1-2046	1,100,000	1,177,267
Hess Corporation	6.00	1-15-2040	245,000	251,854
Hess Corporation	7.30	8-15-2031	269,000	311,341
Hess Corporation	7.88	10-1-2029	196,000	236,216
Kerr-McGee Corporation	6.95	7-1-2024	140,000	165,439
Kinder Morgan Energy Partners LP	2.65	2-1-2019	250,000	251,933
Kinder Morgan Energy Partners LP	3.45	2-15-2023	175,000	177,391
Kinder Morgan Energy Partners LP	3.50	3-1-2021	210,000	215,669
Kinder Morgan Energy Partners LP	3.95	9-1-2022	262,000	272,968
Kinder Morgan Energy Partners LP	5.00	8-15-2042	175,000	173,085
Kinder Morgan Energy Partners LP	5.00	3-1-2043	157,000	154,459
Kinder Morgan Energy Partners LP	5.30	9-15-2020	87,000	93,849
Kinder Morgan Energy Partners LP	5.50	3-1-2044	210,000	219,692
Kinder Morgan Energy Partners LP	5.80	3-15-2035	70,000	75,821
Kinder Morgan Incorporated	5.55	6-1-2045	375,000	397,660
Magellan Midstream Partners LP	5.15	10-15-2043	140,000	155,741
Marathon Oil Corporation	3.85	6-1-2025	245,000	243,045
Marathon Oil Corporation	5.20	6-1-2045	140,000	136,507
Marathon Oil Corporation	6.60	10-1-2037	315,000	349,838
Marathon Petroleum Corporation	3.63	9-15-2024	350,000	357,753
Marathon Petroleum Corporation	4.75	9-15-2044	350,000	339,376
Marathon Petroleum Corporation	5.13	3-1-2021	24,000	26,036
MPLX LP	4.88	6-1-2025	1,425,000	1,526,602
MPLX LP	5.20	3-1-2047	220,000	226,863
NextEra Energy Capital	4.50	6-1-2021	140,000	150,071
Noble Energy Incorporated	3.90	11-15-2024	210,000	215,372
Noble Energy Incorporated	4.15	12-15-2021	350,000	370,626
Noble Energy Incorporated	8.25	3-1-2019	245,000	266,837
Occidental Petroleum Corporation	3.00	2-15-2027	1,500,000	1,487,823
Occidental Petroleum Corporation	3.50	6-15-2025	210,000	217,114
Occidental Petroleum Corporation	4.10	2-1-2021	322,000	342,944
ONEOK Partners LP	3.20	9-15-2018	87,000	88,001
ONEOK Partners LP	3.38	10-1-2022	350,000	353,755
ONEOK Partners LP	6.20	9-15-2043	700,000	816,112
ONEOK Partners LP	8.63	3-1-2019	245,000	267,526

The accompanying notes are an integral part of these financial statements.

200	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Phillips 66	4.65%	11-15-2034	$140,000	$149,241
Phillips 66	4.88	11-15-2044	140,000	152,254
Plains All American Pipeline LP	2.60	12-15-2019	140,000	140,221
Plains All American Pipeline LP	3.60	11-1-2024	210,000	207,115
Plains All American Pipeline LP	3.85	10-15-2023	350,000	353,577
Plains All American Pipeline LP	4.90	2-15-2045	175,000	164,331
Plains All American Pipeline LP	5.00	2-1-2021	140,000	147,966
Plains All American Pipeline LP	5.15	6-1-2042	350,000	331,035
Plains All American Pipeline LP	6.65	1-15-2037	140,000	156,252
Plains All American Pipeline LP	8.75	5-1-2019	590,000	647,094
Sabine Pass Liquefaction LLC	5.63	2-1-2021	695,000	752,424
Sabine Pass Liquefaction LLC	5.63	3-1-2025	545,000	601,739
Sabine Pass Liquefaction LLC	5.75	5-15-2024	545,000	606,114
Spectra Energy Partners LP	2.95	9-25-2018	350,000	353,544
Spectra Energy Partners LP	4.75	3-15-2024	245,000	268,313
Sunoco Logistics Partner LP	3.45	1-15-2023	140,000	141,022
Sunoco Logistics Partner LP	4.95	1-15-2043	105,000	100,254
Sunoco Logistics Partner LP	5.35	5-15-2045	140,000	138,598
TC Pipelines LP	4.65	6-15-2021	210,000	222,766
Tennessee Gas Pipeline Company	7.00	10-15-2028	175,000	215,177
Texas Eastern Transmission LP	7.00	7-15-2032	227,000	295,554
Valero Energy Corporation	6.13	2-1-2020	45,000	49,153
Valero Energy Corporation	7.50	4-15-2032	210,000	275,502
Western Gas Partners LP	4.00	7-1-2022	280,000	289,863
Western Gas Partners LP	5.45	4-1-2044	350,000	360,121
Williams Partners LP	3.35	8-15-2022	175,000	177,927
Williams Partners LP	4.13	11-15-2020	210,000	220,330
Williams Partners LP	4.30	3-4-2024	350,000	371,022
Williams Partners LP	4.50	11-15-2023	280,000	300,005
Williams Partners LP	5.10	9-15-2045	350,000	365,671
Williams Partners LP	5.25	3-15-2020	448,000	482,249
Williams Partners LP	6.30	4-15-2040	273,000	321,756

				39,703,556

Financials: 16.06%

Banks: 5.30%
ABB Finance (USA) Incorporated	4.38	5-8-2042	26,000	28,581
Bank of America Corporation	3.25	10-21-2027	525,000	517,464
Bank of America Corporation (3 Month LIBOR +1.51%) ±	3.71	4-24-2028	750,000	767,298
Bank of America Corporation	4.18	11-25-2027	560,000	579,936
Bank of America Corporation	4.20	8-26-2024	390,000	410,725
Bank of America Corporation	4.25	10-22-2026	280,000	293,718
Bank of America Corporation	5.00	1-21-2044	340,000	394,078
Bank of America Corporation	5.49	3-15-2019	250,000	262,094
Bank of America Corporation	5.88	1-5-2021	350,000	390,523
Bank One Corporation	7.63	10-15-2026	168,000	218,484
Bank One Corporation	8.00	4-29-2027	385,000	519,469
BB&T Corporation	2.05	5-10-2021	210,000	210,250
BB&T Corporation	2.45	1-15-2020	900,000	913,420

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	201

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)
Branch Banking & Trust Corporation	2.30%	10-15-2018	$500,000	$503,467
Branch Banking & Trust Corporation	3.80	10-30-2026	400,000	427,013
Branch Banking & Trust Corporation	3.95	3-22-2022	350,000	372,391
Branch Banking & Trust Corporation	6.85	4-30-2019	350,000	378,435
Citigroup Incorporated	3.88	3-26-2025	300,000	307,362
Citigroup Incorporated	2.75	4-25-2022	200,000	201,806
Citigroup Incorporated	3.50	5-15-2023	350,000	357,769
Citigroup Incorporated	4.40	6-10-2025	700,000	740,243
Citigroup Incorporated	4.45	9-29-2027	525,000	555,081
Citigroup Incorporated	4.60	3-9-2026	200,000	213,447
Citigroup Incorporated	4.65	7-30-2045	300,000	330,097
Citigroup Incorporated	4.75	5-18-2046	300,000	322,451
Citizens Bank NA	2.55	5-13-2021	500,000	504,351
Citizens Financial Group Incorporated	4.30	12-3-2025	245,000	259,469
City National Corporation	5.25	9-15-2020	140,000	152,291
Commonwealth Bank of Australia	2.30	9-6-2019	250,000	252,195
Commonwealth Bank of Australia	2.25	3-13-2019	700,000	705,182
Commonwealth Bank of Australia	2.55	3-15-2021	1,200,000	1,214,743
Compass Bank	2.75	9-29-2019	250,000	252,484
Cooperatieve Rabobank U.A.	2.75	1-10-2022	250,000	255,162
Discover Bank	3.10	6-4-2020	500,000	512,287
Discover Bank	4.20	8-8-2023	310,000	331,195
Discover Bank	4.25	3-13-2026	250,000	261,771
Fifth Third Bancorp	4.30	1-16-2024	350,000	374,783
Fifth Third Bank	2.25	6-14-2021	200,000	200,755
Fifth Third Bank	2.88	10-1-2021	300,000	307,107
Fifth Third Bank	3.85	3-15-2026	1,400,000	1,464,736
HSBC Bank USA NA	5.00	9-27-2020	350,000	378,146
HSBC Bank USA NA	5.63	8-15-2035	225,000	275,570
Huntington Bancshares Incorporated	7.00	12-15-2020	17,000	19,500
JPMorgan Chase & Company	2.95	10-1-2026	525,000	516,954
JPMorgan Chase & Company	3.20	1-25-2023	700,000	720,237
JPMorgan Chase & Company	4.13	12-15-2026	700,000	737,393
JPMorgan Chase & Company (3 Month LIBOR +1.58%) ±	4.26	2-22-2048	240,000	253,944
JPMorgan Chase & Company	5.63	8-16-2043	140,000	170,709
Key Bank NA	2.40	6-9-2022	1,300,000	1,308,788
Key Bank NA	3.18	10-15-2027	250,000	257,091
KeyCorp	2.30	12-13-2018	210,000	211,473
KeyCorp	5.10	3-24-2021	300,000	329,346
MUFG Americas Holdings Corporation	3.00	2-10-2025	350,000	349,009
National Australia Bank	1.38	7-12-2019	340,000	337,725
PNC Bank NA	2.70	11-1-2022	620,000	626,873
PNC Bank NA	2.95	1-30-2023	300,000	306,292
PNC Bank NA	3.30	10-30-2024	500,000	517,135
PNC Bank NA	3.80	7-25-2023	300,000	318,046
PNC Bank NA	4.20	11-1-2025	250,000	273,009
Regions Financial Corporation	3.20	2-8-2021	700,000	718,692
Santander Bank	2.70	5-24-2019	350,000	353,008
Santander Holdings USA	4.50	7-17-2025	350,000	366,210
SunTrust Banks Incorporated	3.30	5-15-2026	1,600,000	1,607,024

The accompanying notes are an integral part of these financial statements.

202	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)
SunTrust Banks Incorporated	2.70%	1-27-2022	$500,000	$505,970
Union Bank NA	2.63	9-26-2018	500,000	504,375
UnionBanCal Corporation	3.50	6-18-2022	140,000	145,587
US Bancorp	1.95	11-15-2018	175,000	175,846
US Bancorp	2.20	4-25-2019	200,000	201,691
US Bancorp	2.38	7-22-2026	190,000	183,083
US Bancorp	3.00	3-15-2022	350,000	362,631
US Bancorp	3.10	4-27-2026	700,000	705,934
US Bancorp	3.60	9-11-2024	350,000	367,508
US Bancorp	4.13	5-24-2021	350,000	375,978

				31,744,890

Capital Markets: 2.56%
AGL Capital Corporation	4.40	6-1-2043	140,000	146,877
Ameriprise Financial Incorporated	4.00	10-15-2023	350,000	377,949
Ameriprise Financial Incorporated	5.30	3-15-2020	210,000	227,261
Ameriprise Financial Incorporated	7.30	6-28-2019	45,000	49,329
Ares Capital Corporation	3.88	1-15-2020	280,000	288,095
Ares Capital Corporation	4.88	11-30-2018	70,000	72,323
Bank of New York Mellon	2.30	9-11-2019	270,000	272,693
Bank of New York Mellon Corporation	2.50	4-15-2021	350,000	355,399
Bank of New York Mellon Corporation	2.60	8-17-2020	525,000	535,664
Bank of New York Mellon Corporation	3.55	9-23-2021	420,000	442,261
Bank of New York Mellon Corporation	3.95	11-18-2025	350,000	377,910
Bank of New York Mellon Corporation	4.15	2-1-2021	70,000	74,626
Bank of New York Mellon Corporation	5.45	5-15-2019	700,000	743,439
Charles Schwab Corporation	4.45	7-22-2020	140,000	149,813
Franklin Resources Incorporated	2.80	9-15-2022	210,000	214,457
Franklin Resources Incorporated	4.63	5-20-2020	175,000	187,114
FS Investment Corporation	4.00	7-15-2019	175,000	177,422
Goldman Sachs Group Incorporated	3.00	4-26-2022	750,000	762,414
Goldman Sachs Group Incorporated	3.63	1-22-2023	270,000	280,720
Goldman Sachs Group Incorporated	3.75	5-22-2025	350,000	361,058
Goldman Sachs Group Incorporated	5.25	7-27-2021	770,000	848,243
Goldman Sachs Group Incorporated	6.25	2-1-2041	525,000	696,257
Jefferies Group Incorporated	5.13	1-20-2023	175,000	192,711
Jefferies Group Incorporated	6.25	1-15-2036	105,000	115,406
Jefferies Group Incorporated	6.45	6-8-2027	105,000	121,982
Jefferies Group Incorporated	6.50	1-20-2043	175,000	199,428
Jefferies Group Incorporated	6.88	4-15-2021	105,000	119,847
Legg Mason Incorporated	4.75	3-15-2026	190,000	204,865
Legg Mason Incorporated	5.63	1-15-2044	420,000	459,182
Morgan Stanley	3.63	1-20-2027	500,000	511,104
Morgan Stanley	4.30	1-27-2045	350,000	366,918
Morgan Stanley	5.00	11-24-2025	525,000	577,852
Morgan Stanley	5.50	7-24-2020	350,000	382,599
Morgan Stanley	5.63	9-23-2019	250,000	267,945
Morgan Stanley	6.25	8-9-2026	300,000	362,952
Morgan Stanley	7.25	4-1-2032	329,000	455,414
Morgan Stanley	7.30	5-13-2019	280,000	304,808

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	203

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Capital Markets (continued)
Northern Trust Corporation	3.45%	11-4-2020	$350,000	$365,910
Northern Trust Corporation	3.95	10-30-2025	175,000	187,811
S&P Global Incorporated	4.00	6-15-2025	227,000	241,045
State Street Corporation	3.10	5-15-2023	320,000	328,870
State Street Corporation	3.70	11-20-2023	1,500,000	1,613,281
TD Ameritrade Holding Corporation	3.63	4-1-2025	140,000	146,789
TD Ameritrade Holding Corporation	5.60	12-1-2019	140,000	151,401

				15,319,444

Consumer Finance: 3.39%
Ahold Finance USA LLC	6.88	5-1-2029	210,000	265,722
American Express Company	2.65	12-2-2022	402,000	407,900
American Express Company	4.05	12-3-2042	633,000	647,566
American Express Credit Corporation	2.25	8-15-2019	700,000	706,280
American Express Credit Corporation	2.25	5-5-2021	200,000	200,958
American Express Credit Corporation	2.38	5-26-2020	175,000	177,105
American Honda Finance Corporation	2.00	2-14-2020	360,000	361,906
American Honda Finance Corporation	2.13	10-10-2018	210,000	211,358
American Honda Finance Corporation	2.25	8-15-2019	350,000	353,595
Capital One Bank USA NA	2.15	11-21-2018	250,000	250,856
Capital One Bank USA NA	2.30	6-5-2019	500,000	501,988
Capital One Bank USA NA	2.40	9-5-2019	200,000	201,243
Capital One Bank USA NA	3.38	2-15-2023	500,000	509,447
Capital One Financial Corporation	3.75	7-28-2026	525,000	523,023
Capital One Financial Corporation	3.75	3-9-2027	330,000	334,653
Capital One Financial Corporation	4.75	7-15-2021	315,000	342,028
Caterpillar Financial Services Corporation	2.63	3-1-2023	260,000	262,911
Caterpillar Financial Services Corporation	2.10	6-9-2019	350,000	352,587
Caterpillar Financial Services Corporation	3.75	11-24-2023	175,000	187,308
Caterpillar Financial Services Corporation	7.15	2-15-2019	175,000	188,382
Daimler Finance North America LLC	8.50	1-18-2031	297,000	447,501
Discover Financial Services	3.85	11-21-2022	385,000	400,358
Discover Financial Services	5.20	4-27-2022	420,000	459,952
Discover Financial Services	3.95	11-6-2024	700,000	723,419
Ford Motor Credit Company LLC	3.10	5-4-2023	200,000	198,786
Ford Motor Credit Company LLC	3.66	9-8-2024	300,000	301,191
Ford Motor Credit Company LLC	4.25	9-20-2022	541,000	572,114
Ford Motor Credit Company LLC	4.75	1-15-2043	700,000	675,539
General Motors Financial Company	3.15	1-15-2020	350,000	357,136
General Motors Financial Company	3.45	4-10-2022	700,000	712,972
General Motors Financial Company	4.00	10-6-2026	750,000	753,468
General Motors Financial Company	3.70	5-9-2023	180,000	183,530
HSBC Finance Corporation	6.68	1-15-2021	475,000	541,069
John Deere Capital Corporation	1.95	12-13-2018	140,000	140,703
John Deere Capital Corporation	2.80	1-27-2023	350,000	358,209
John Deere Capital Corporation	3.90	7-12-2021	210,000	224,039
John Deere Capital Corporation	5.75	9-10-2018	350,000	364,854
National City Corporation	6.88	5-15-2019	350,000	378,552
Synchrony Financial	3.00	8-15-2019	525,000	532,609
Synchrony Financial	4.25	8-15-2024	2,635,000	2,759,002

The accompanying notes are an integral part of these financial statements.

204	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Consumer Finance (continued)
Toyota Motor Credit Corporation	2.00%	10-24-2018	$280,000	$281,652
Toyota Motor Credit Corporation	2.10	1-17-2019	245,000	246,860
Toyota Motor Credit Corporation	3.30	1-12-2022	1,050,000	1,100,113
Toyota Motor Credit Corporation	3.40	9-15-2021	245,000	257,555
Toyota Motor Credit Corporation	4.50	6-17-2020	350,000	375,028

				20,333,027

Diversified Financial Services: 1.11%
Barclays Bank plc	5.14	10-14-2020	560,000	601,647
Block Financial LLC	5.50	11-1-2022	140,000	153,979
Boeing Capital Corporation	4.70	10-27-2019	350,000	372,067
CME Group Incorporated	5.30	9-15-2043	210,000	267,496
General Electric Capital Corporation	4.38	9-16-2020	200,000	215,151
General Electric Capital Corporation	6.75	3-15-2032	421,000	589,454
IntercontinentalExchange Incorporated	2.50	10-15-2018	157,000	158,393
IntercontinentalExchange Incorporated	2.75	12-1-2020	350,000	356,162
IntercontinentalExchange Incorporated	4.00	10-15-2023	140,000	151,154
International Lease Finance Corporation	5.88	4-1-2019	260,000	275,192
John Deere Capital Corporation	1.95	1-8-2019	260,000	261,505
Moody’s Corporation	4.50	9-1-2022	175,000	190,091
Moody’s Corporation	4.88	2-15-2024	245,000	273,251
Moody’s Corporation	5.25	7-15-2044	210,000	248,164
NASDAQ OMX Group Incorporated	5.55	1-15-2020	350,000	378,327
National Rural Utilities Cooperative Finance Corporation	8.00	3-1-2032	450,000	675,089
National Rural Utilities Cooperative Finance Corporation	2.15	2-1-2019	70,000	70,465
National Rural Utilities Cooperative Finance Corporation	2.30	11-15-2019	233,000	235,774
National Rural Utilities Cooperative Finance Corporation	4.02	11-1-2032	140,000	152,177
National Rural Utilities Cooperative Finance Corporation (3 Month LIBOR +2.91%) ±	4.75	4-30-2043	175,000	181,783
National Rural Utilities Cooperrative Finance Corporation	3.25	11-1-2025	300,000	308,818
PNC Funding Corporation	5.13	2-8-2020	105,000	112,957
PNC Funding Corporation	6.70	6-10-2019	350,000	379,107
TECO Finance Incorporated	5.15	3-15-2020	45,000	48,070

				6,656,273

Insurance: 3.59%
ACE INA Holdings Incorporated	2.70	3-13-2023	280,000	284,792
ACE INA Holdings Incorporated	3.15	3-15-2025	700,000	717,157
ACE INA Holdings Incorporated	3.35	5-15-2024	350,000	365,688
ACE INA Holdings Incorporated	5.90	6-15-2019	350,000	375,311
Alleghany Corporation	5.63	9-15-2020	70,000	76,963
Allstate Corporation (3 Month LIBOR +2.12%) ±	6.50	5-15-2067	140,000	165,200
American International Group Incorporated	3.90	4-1-2026	700,000	731,476
American International Group Incorporated	4.50	7-16-2044	865,000	901,260
American International Group Incorporated	4.88	6-1-2022	1,450,000	1,602,873
American International Group Incorporated	6.40	12-15-2020	200,000	225,981
AON Corporation	6.25	9-30-2040	70,000	91,343
Arch Capital Group Limited	5.14	11-1-2043	147,000	169,533
Berkshire Hathaway Finance Corporation	2.90	10-15-2020	150,000	155,295
Berkshire Hathaway Finance Corporation	4.30	5-15-2043	200,000	216,874

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	205

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Insurance (continued)
Berkshire Hathaway Finance Corporation	4.40%	5-15-2042	$180,000	$197,949
Berkshire Hathaway Finance Corporation	5.75	1-15-2040	175,000	225,640
Berkshire Hathaway Incorporated	2.10	8-14-2019	200,000	201,839
Berkshire Hathaway Incorporated	2.75	3-15-2023	425,000	434,737
Berkshire Hathaway Incorporated	3.00	2-11-2023	75,000	77,691
Berkshire Hathaway Incorporated	3.13	3-15-2026	525,000	537,465
Berkshire Hathaway Incorporated	3.40	1-31-2022	175,000	184,952
Berkshire Hathaway Incorporated	4.50	2-11-2043	275,000	306,951
CHUBB Corporation	6.00	5-11-2037	196,000	258,003
CHUBB Corporation	6.50	5-15-2038	245,000	338,824
CNA Financial Corporation	5.88	8-15-2020	350,000	385,561
CNA Financial Corporation	7.35	11-15-2019	206,000	229,297
Hartford Financial Services Group Incorporated	4.30	4-15-2043	30,000	31,618
Hartford Financial Services Group Incorporated	5.13	4-15-2022	168,000	187,659
Hartford Financial Services Group Incorporated	5.50	3-30-2020	175,000	189,786
Hartford Financial Services Group Incorporated	5.95	10-15-2036	52,000	65,414
Hartford Financial Services Group Incorporated	6.10	10-1-2041	175,000	229,184
Lincoln National Corporation	4.00	9-1-2023	175,000	186,140
Lincoln National Corporation	4.85	6-24-2021	56,000	61,046
Lincoln National Corporation	6.15	4-7-2036	350,000	432,073
Lincoln National Corporation	6.25	2-15-2020	210,000	230,103
Loews Corporation	2.63	5-15-2023	105,000	105,779
Loews Corporation	4.13	5-15-2043	140,000	141,532
Marsh & McLennan Companies Incorporated	4.80	7-15-2021	210,000	229,442
MetLife Incorporated	3.05	12-15-2022	190,000	196,437
MetLife Incorporated	4.13	8-13-2042	210,000	215,535
MetLife Incorporated	4.37	9-15-2023	1,317,000	1,445,540
MetLife Incorporated	4.72	12-15-2044	175,000	196,149
MetLife Incorporated	4.75	2-8-2021	525,000	571,992
MetLife Incorporated	4.88	11-13-2043	350,000	404,176
MetLife Incorporated	5.70	6-15-2035	280,000	350,132
MetLife Incorporated	6.38	6-15-2034	196,000	257,610
MetLife Incorporated	6.50	12-15-2032	140,000	184,833
Principal Financial Group Incorporated	3.30	9-15-2022	175,000	181,646
Principal Financial Group Incorporated	3.40	5-15-2025	140,000	145,259
Principal Financial Group Incorporated	4.63	9-15-2042	175,000	193,653
Principal Financial Group Incorporated (3 Month LIBOR +3.04%) ±	4.70	5-15-2055	350,000	362,950
Progressive Corporation	6.25	12-1-2032	52,000	69,487
Prudential Financial Incorporated	5.10	8-15-2043	370,000	432,054
Prudential Financial Incorporated	4.50	11-16-2021	175,000	190,921
Prudential Financial Incorporated	4.60	5-15-2044	350,000	387,337
Prudential Financial Incorporated (3 Month LIBOR +3.04%) ±	5.20	3-15-2044	175,000	185,063
Prudential Financial Incorporated (3 Month LIBOR +3.92%) ±	5.63	6-15-2043	475,000	516,563
Prudential Financial Incorporated (3 Month LIBOR +4.18%) ±	5.88	9-15-2042	350,000	386,750
Prudential Financial Incorporated	6.20	11-15-2040	175,000	229,868
Prudential Financial Incorporated	6.63	12-1-2037	45,000	61,171
Prudential Financial Incorporated	7.38	6-15-2019	248,000	271,925
Prudential Financial Incorporated	5.75	7-15-2033	350,000	427,194
Prudential Financial Incorporated	5.40	6-13-2035	126,000	149,431
Reinsurance Group of America	5.00	6-1-2021	42,000	45,697

The accompanying notes are an integral part of these financial statements.

206	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Insurance (continued)
Reinsurance Group of America Incorporated	4.70%	9-15-2023	$210,000	$229,040
Reinsurance Group of America Incorporated	6.45	11-15-2019	245,000	267,705
Transatlantic Holdings Incorporated	8.00	11-30-2039	70,000	95,780
Travelers Companies Incorporated	5.35	11-1-2040	245,000	302,775
Travelers Companies Incorporated	5.90	6-2-2019	350,000	374,410
Travelers Companies Incorporated	6.25	6-15-2037	255,000	340,934
WR Berkley Corporation	5.38	9-15-2020	140,000	152,366
XL Capital Limited	6.25	5-15-2027	70,000	84,295
XL Capital Limited	6.38	11-15-2024	70,000	84,199

				21,539,308

REITs: 0.09%
American Tower Corporation	5.05	9-1-2020	350,000	378,999
Health Care REIT Incorporated	6.50	3-15-2041	140,000	180,081

				559,080

Thrifts & Mortgage Finance: 0.02%
People’s United Financial Incorporated	3.65	12-6-2022	105,000	108,716

Health Care: 9.72%

Biotechnology: 2.02%
AbbVie Incorporated	2.30	5-14-2021	350,000	350,780
AbbVie Incorporated	2.50	5-14-2020	250,000	253,202
AbbVie Incorporated	3.20	5-14-2026	420,000	419,679
AbbVie Incorporated	4.30	5-14-2036	245,000	256,058
AbbVie Incorporated	4.40	11-6-2042	350,000	362,849
AbbVie Incorporated	4.45	5-14-2046	420,000	438,397
Amgen Incorporated	3.63	5-15-2022	200,000	209,899
Amgen Incorporated	3.63	5-22-2024	350,000	365,862
Amgen Incorporated	3.88	11-15-2021	750,000	795,091
Amgen Incorporated	4.50	3-15-2020	45,000	47,833
Amgen Incorporated	4.95	10-1-2041	320,000	362,130
Amgen Incorporated	5.15	11-15-2041	245,000	282,253
Amgen Incorporated	5.75	3-15-2040	56,000	68,886
Amgen Incorporated	6.40	2-1-2039	175,000	227,762
Baxalta Incorporated	2.88	6-23-2020	280,000	284,932
Baxalta Incorporated	3.60	6-23-2022	140,000	145,557
Baxalta Incorporated	4.00	6-23-2025	455,000	479,397
Baxalta Incorporated	5.25	6-23-2045	280,000	324,750
Biogen Incorporated	5.20	9-15-2045	420,000	483,550
Celgene Corporation	2.88	8-15-2020	700,000	717,585
Celgene Corporation	3.25	8-15-2022	350,000	362,522
Celgene Corporation	3.63	5-15-2024	350,000	365,563
Celgene Corporation	3.88	8-15-2025	175,000	185,325
Celgene Corporation	3.95	10-15-2020	140,000	148,116
Celgene Corporation	4.00	8-15-2023	175,000	188,785
Celgene Corporation	4.63	5-15-2044	240,000	257,971
Celgene Corporation	5.00	8-15-2045	350,000	399,618
Celgene Corporation	5.25	8-15-2043	105,000	121,484

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	207

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Biotechnology (continued)
Genzyme Corporation	5.00%	6-15-2020	$140,000	$151,673
Gilead Sciences Incorporated	4.00	9-1-2036	310,000	318,893
Gilead Sciences Incorporated	3.65	3-1-2026	350,000	367,429
Gilead Sciences Incorporated	3.70	4-1-2024	350,000	371,762
Gilead Sciences Incorporated	4.40	12-1-2021	560,000	607,555
Gilead Sciences Incorporated	4.50	4-1-2021	350,000	377,572
Gilead Sciences Incorporated	4.50	2-1-2045	200,000	213,712
Gilead Sciences Incorporated	4.75	3-1-2046	350,000	391,203
Gilead Sciences Incorporated	4.80	4-1-2044	350,000	389,143

				12,094,778

Health Care Equipment & Supplies: 1.42%
Abbott Laboratories	2.35	11-22-2019	220,000	221,937
Abbott Laboratories	2.90	11-30-2021	560,000	569,675
Abbott Laboratories	3.75	11-30-2026	560,000	579,808
Abbott Laboratories	4.13	5-27-2020	175,000	184,536
Abbott Laboratories	5.13	4-1-2019	97,000	101,815
Abbott Laboratories	5.30	5-27-2040	175,000	199,620
Abbott Laboratories	6.00	4-1-2039	105,000	130,345
Abbott Laboratories	6.15	11-30-2037	166,000	207,071
Becton Dickinson & Company	2.89	6-6-2022	500,000	502,212
Becton Dickinson & Company	3.13	11-8-2021	210,000	215,331
Becton Dickinson & Company	3.25	11-12-2020	245,000	252,150
Becton Dickinson & Company	3.70	6-6-2027	750,000	759,355
Becton Dickinson & Company	4.69	12-15-2044	350,000	367,525
Boston Scientific Corporation	3.85	5-15-2025	200,000	209,536
Boston Scientific Corporation	6.00	1-15-2020	245,000	267,126
Boston Scientific Corporation	7.38	1-15-2040	210,000	285,576
C.R. Bard Incorporated	4.40	1-15-2021	118,000	124,406
Medtronic Incorporated	2.50	3-15-2020	220,000	223,795
Medtronic Incorporated	3.15	3-15-2022	350,000	364,878
Medtronic Incorporated	3.50	3-15-2025	600,000	632,406
Medtronic Incorporated	4.45	3-15-2020	280,000	298,455
Medtronic Incorporated	4.50	3-15-2042	140,000	158,342
Medtronic Incorporated	4.63	3-15-2044	175,000	197,750
Stryker Corporation	4.10	4-1-2043	175,000	176,943
Stryker Corporation	4.38	1-15-2020	105,000	111,206
Stryker Corporation	4.63	3-15-2046	350,000	386,824
Zimmer Holdings Incorporated	3.55	4-1-2025	500,000	508,046
Zimmer Holdings Incorporated	4.63	11-30-2019	250,000	263,188

				8,499,857

Health Care Providers & Services: 3.22%
Aetna Incorporated	2.20	3-15-2019	350,000	352,075
Aetna Incorporated	2.75	11-15-2022	650,000	660,041
Aetna Incorporated	4.13	6-1-2021	140,000	148,858
Aetna Incorporated	4.13	11-15-2042	175,000	184,681
Aetna Incorporated	4.75	3-15-2044	1,200,000	1,375,825
AmerisourceBergen Corporation	3.50	11-15-2021	210,000	219,376

The accompanying notes are an integral part of these financial statements.

208	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Health Care Providers & Services (continued)
AmerisourceBergen Corporation	4.25%	3-1-2045	$175,000	$179,403
AmerisourceBergen Corporation	4.88	11-15-2019	175,000	186,300
Cardinal Health Incorporated	2.62	6-15-2022	1,300,000	1,307,336
Cardinal Health Incorporated	3.20	3-15-2023	190,000	194,922
Cardinal Health Incorporated	3.50	11-15-2024	350,000	361,595
Catholic Health Initiatives	4.35	11-1-2042	175,000	165,869
CIGNA Corporation	4.00	2-15-2022	175,000	186,813
CIGNA Corporation	4.50	3-15-2021	70,000	75,093
CIGNA Corporation	5.13	6-15-2020	150,000	162,236
CIGNA Corporation	5.38	2-15-2042	245,000	299,395
CIGNA Corporation	6.15	11-15-2036	35,000	45,168
Coventry Health Care Incorporated	5.45	6-15-2021	406,000	448,198
Dignity Health	2.64	11-1-2019	350,000	354,240
Express Scripts Holding Company	3.40	3-1-2027	600,000	596,413
Express Scripts Holding Company	3.90	2-15-2022	350,000	369,388
Express Scripts Holding Company	4.80	7-15-2046	210,000	220,891
Express Scripts Holding Company	6.13	11-15-2041	175,000	211,717
Howard Hughes Medical Institute	3.50	9-1-2023	332,000	352,230
Humana Incorporated	3.15	12-1-2022	210,000	215,644
Humana Incorporated	3.85	10-1-2024	350,000	370,204
Humana Incorporated	4.95	10-1-2044	350,000	403,148
Kaiser Foundation Hospitals	4.88	4-1-2042	175,000	208,840
Laboratory Corporation of America Holdings	3.60	2-1-2025	350,000	362,159
Laboratory Corporation of America Holdings	3.75	8-23-2022	39,000	40,870
Laboratory Corporation of America Holdings	4.00	11-1-2023	105,000	111,302
Laboratory Corporation of America Holdings	4.63	11-15-2020	350,000	374,045
McKesson Corporation	2.28	3-15-2019	350,000	352,094
McKesson Corporation	2.85	3-15-2023	140,000	141,138
McKesson Corporation	4.88	3-15-2044	350,000	386,284
Medco Health Solutions Incorporated	4.13	9-15-2020	350,000	369,289
Quest Diagnostics Incorporated	4.70	4-1-2021	112,000	120,633
Quest Diagnostics Incorporated	4.75	1-30-2020	413,000	438,677
UnitedHealth Group Incorporated	1.63	3-15-2019	175,000	174,875
UnitedHealth Group Incorporated	1.70	2-15-2019	360,000	360,579
UnitedHealth Group Incorporated	2.13	3-15-2021	600,000	602,704
UnitedHealth Group Incorporated	2.70	7-15-2020	320,000	328,140
UnitedHealth Group Incorporated	3.95	10-15-2042	520,000	541,875
UnitedHealth Group Incorporated	4.25	3-15-2043	175,000	188,840
UnitedHealth Group Incorporated	4.75	7-15-2045	350,000	407,792
UnitedHealth Group Incorporated	5.80	3-15-2036	175,000	223,640
UnitedHealth Group Incorporated	5.95	2-15-2041	350,000	464,444
UnitedHealth Group Incorporated	6.63	11-15-2037	105,000	148,392
WellPoint Incorporated	2.25	8-15-2019	280,000	281,897
WellPoint Incorporated	3.13	5-15-2022	350,000	360,717
WellPoint Incorporated	3.30	1-15-2023	1,575,000	1,631,132
WellPoint Incorporated	4.65	1-15-2043	315,000	346,385
WellPoint Incorporated	4.65	8-15-2044	50,000	54,752
WellPoint Incorporated	5.85	1-15-2036	200,000	246,707
WellPoint Incorporated	7.00	2-15-2019	350,000	374,989

				19,290,250

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	209

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Life Sciences Tools & Services: 0.35%
Life Technologies Corporation	5.00%	1-15-2021	$105,000	$112,967
Life Technologies Corporation	6.00	3-1-2020	175,000	190,718
Thermo Fisher Scientific Incorporated	2.40	2-1-2019	280,000	282,041
Thermo Fisher Scientific Incorporated	3.00	4-15-2023	200,000	204,160
Thermo Fisher Scientific Incorporated	3.15	1-15-2023	350,000	359,985
Thermo Fisher Scientific Incorporated	3.30	2-15-2022	210,000	218,370
Thermo Fisher Scientific Incorporated	3.60	8-15-2021	280,000	293,415
Thermo Fisher Scientific Incorporated	4.15	2-1-2024	280,000	302,140
Thermo Fisher Scientific Incorporated	5.30	2-1-2044	140,000	165,386

				2,129,182

Pharmaceuticals: 2.71%
Allergan Incorporated	2.80	3-15-2023	157,000	157,578
Allergan Incorporated	3.38	9-15-2020	350,000	361,692
Bristol-Myers Squibb Company	1.75	3-1-2019	175,000	175,192
Bristol-Myers Squibb Company	2.00	8-1-2022	175,000	174,231
Bristol-Myers Squibb Company	3.25	11-1-2023	109,000	114,725
Bristol-Myers Squibb Company	3.25	8-1-2042	175,000	162,740
Bristol-Myers Squibb Company	4.50	3-1-2044	200,000	224,149
Eli Lilly & Company	2.75	6-1-2025	70,000	70,957
Eli Lilly & Company	3.70	3-1-2045	350,000	351,578
Eli Lilly & Company	5.50	3-15-2027	280,000	341,214
GlaxoSmithKline Capital Incorporated	2.80	3-18-2023	140,000	143,817
GlaxoSmithKline Capital Incorporated	5.38	4-15-2034	210,000	255,643
GlaxoSmithKline Capital Incorporated	6.38	5-15-2038	1,340,000	1,846,363
Johnson & Johnson	1.13	3-1-2019	350,000	348,616
Johnson & Johnson	2.45	3-1-2026	525,000	519,027
Johnson & Johnson	3.38	12-5-2023	300,000	322,718
Johnson & Johnson	3.70	3-1-2046	175,000	182,152
Johnson & Johnson	4.38	12-5-2033	200,000	227,973
Johnson & Johnson	4.50	9-1-2040	210,000	246,389
Johnson & Johnson	4.85	5-15-2041	140,000	170,890
Johnson & Johnson	4.95	5-15-2033	126,000	154,631
Merck & Company Incorporated	2.35	2-10-2022	250,000	254,078
Merck & Company Incorporated	2.40	9-15-2022	350,000	356,230
Merck & Company Incorporated	2.75	2-10-2025	270,000	272,224
Merck & Company Incorporated	3.60	9-15-2042	175,000	172,615
Merck & Company Incorporated	3.70	2-10-2045	200,000	202,136
Merck & Company Incorporated	3.88	1-15-2021	245,000	260,226
Merck & Company Incorporated	4.15	5-18-2043	350,000	377,565
Merck & Company Incorporated	5.00	6-30-2019	175,000	185,531
Merck & Company Incorporated	5.85	6-30-2039	52,000	69,237
Mylan Incorporated	2.55	3-28-2019	1,269,000	1,275,020
Mylan Incorporated	5.40	11-29-2043	23,000	25,090
Mylan NV Company	3.15	6-15-2021	280,000	283,982
Novartis Capital Corporation	1.80	2-14-2020	180,000	180,966
Novartis Capital Corporation	2.40	9-21-2022	350,000	355,207
Novartis Capital Corporation	3.40	5-6-2024	600,000	632,271
Novartis Capital Corporation	3.70	9-21-2042	175,000	177,409
Novartis Capital Corporation	4.40	4-24-2020	350,000	374,473

The accompanying notes are an integral part of these financial statements.

210	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Pharmaceuticals (continued)
Pfizer Incorporated	3.00%	12-15-2026	$700,000	$712,815
Pfizer Incorporated	3.40	5-15-2024	350,000	370,532
Pfizer Incorporated	4.00	12-15-2036	170,000	183,719
Pfizer Incorporated	4.13	12-15-2046	420,000	449,878
Pfizer Incorporated	4.30	6-15-2043	210,000	229,612
Pharmacia Corporation	6.60	12-1-2028	350,000	466,326
Schering-Plough Corporation	6.50	12-1-2033	175,000	236,839
Schering-Plough Corporation	6.55	9-15-2037	140,000	195,955
Teva Pharmaceutical Finance LLC	2.25	3-18-2020	175,000	171,262
Teva Pharmaceutical Finance LLC	6.15	2-1-2036	280,000	302,177
Watson Pharmaceuticals Incorporated	6.13	8-15-2019	91,000	98,266
Zoetis Incorporated	3.25	2-1-2023	420,000	434,512
Zoetis Incorporated	4.70	2-1-2043	350,000	381,840

				16,240,268

Industrials: 7.94%

Aerospace & Defense: 1.90%
Boeing Company	2.60	10-30-2025	1,400,000	1,396,813
Boeing Company	4.88	2-15-2020	428,000	461,491
Boeing Company	5.88	2-15-2040	21,000	27,972
Boeing Company	6.00	3-15-2019	210,000	223,916
Boeing Company	6.13	2-15-2033	126,000	165,996
General Dynamics Corporation	2.25	11-15-2022	350,000	351,373
General Dynamics Corporation	3.88	7-15-2021	140,000	149,862
Honeywell International Incorporated	3.35	12-1-2023	140,000	147,188
Honeywell International Incorporated	4.25	3-1-2021	35,000	37,735
Honeywell International Incorporated	5.70	3-15-2037	175,000	225,500
L-3 Communications Corporation	5.20	10-15-2019	350,000	373,131
Lockheed Martin Corporation	2.50	11-23-2020	260,000	264,493
Lockheed Martin Corporation	3.35	9-15-2021	175,000	183,274
Lockheed Martin Corporation	3.55	1-15-2026	700,000	731,075
Lockheed Martin Corporation	3.80	3-1-2045	350,000	345,547
Lockheed Martin Corporation	4.07	12-15-2042	229,000	236,129
Lockheed Martin Corporation	4.70	5-15-2046	350,000	396,757
Lockheed Martin Corporation	6.15	9-1-2036	122,000	160,782
Northrop Grumman Corporation	3.50	3-15-2021	210,000	219,997
Northrop Grumman Corporation	4.75	6-1-2043	350,000	402,145
Northrop Grumman Corporation	5.05	8-1-2019	59,000	62,491
Northrop Grumman Corporation	5.05	11-15-2040	70,000	81,915
Northrop Grumman Corporation	7.75	2-15-2031	210,000	304,612
Precision Castparts Corporation	2.50	1-15-2023	175,000	176,897
Precision Castparts Corporation	3.25	6-15-2025	210,000	216,792
Precision Castparts Corporation	3.90	1-15-2043	140,000	145,567
Raytheon Company	2.50	12-15-2022	245,000	248,685
Raytheon Company	4.70	12-15-2041	350,000	406,402
Raytheon Company	7.20	8-15-2027	84,000	114,523
Rockwell Collins Incorporated	3.70	12-15-2023	245,000	258,428
Rockwell Collins Incorporated	4.80	12-15-2043	175,000	195,012
Rockwell Collins Incorporated	5.25	7-15-2019	35,000	37,014

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	211

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Aerospace & Defense (continued)
Textron Incorporated	4.30%	3-1-2024	$140,000	$149,852
United Technologies Corporation	3.10	6-1-2022	587,000	606,920
United Technologies Corporation	3.75	11-1-2046	270,000	259,572
United Technologies Corporation	4.50	4-15-2020	350,000	373,384
United Technologies Corporation	4.50	6-1-2042	723,000	777,346
United Technologies Corporation	5.70	4-15-2040	350,000	436,478

				11,353,066

Air Freight & Logistics: 0.75%
FedEx Corporation	2.63	8-1-2022	337,000	344,360
FedEx Corporation	3.88	8-1-2042	140,000	135,720
FedEx Corporation	3.90	2-1-2035	330,000	334,799
FedEx Corporation	4.00	1-15-2024	203,000	219,480
FedEx Corporation	4.55	4-1-2046	350,000	370,366
FedEx Corporation	4.90	1-15-2034	175,000	196,833
FedEx Corporation	5.10	1-15-2044	210,000	237,592
FedEx Corporation	8.00	1-15-2019	280,000	303,149
United Parcel Service Incorporated	2.35	5-16-2022	900,000	912,506
United Parcel Service Incorporated	2.45	10-1-2022	280,000	284,413
United Parcel Service Incorporated	3.13	1-15-2021	630,000	654,908
United Parcel Service Incorporated	5.13	4-1-2019	210,000	220,999
United Parcel Service Incorporated	6.20	1-15-2038	206,000	282,296

				4,497,421

Airlines: 0.44%
American Airlines Incorporated	3.20	12-15-2029	1,168,800	1,185,046
American Airlines Incorporated	3.38	11-1-2028	28,926	29,522
American Airlines Incorporated	4.95	7-15-2024	474,162	508,301
Continental Airlines Incorporated	7.25	5-10-2021	91,121	100,233
Delta Air Lines Incorporated	6.82	2-10-2024	38,742	44,840
United Airlines Incorporated	4.00	10-11-2027	310,708	325,871
United Airlines Incorporated	4.30	2-15-2027	196,034	208,776
US Airways Group Incorporated	3.95	5-15-2027	84,583	88,389
US Airways Group Incorporated	4.63	12-3-2026	129,196	138,240

				2,629,218

Building Products: 0.23%
Johnson Controls International plc	3.90	2-14-2026	500,000	531,992
Johnson Controls International plc	4.25	3-1-2021	120,000	127,647
Johnson Controls International plc	5.00	3-30-2020	100,000	106,972
Masco Corporation	3.50	4-1-2021	245,000	253,048
Masco Corporation	4.38	4-1-2026	190,000	203,851
Owens Corning Incorporated	4.20	12-15-2022	149,000	158,852

				1,382,362

Commercial Services & Supplies: 0.40%
Black & Decker Corporation	3.40	12-1-2021	280,000	293,677
Cintas Corporation No. 2	3.25	6-1-2022	70,000	72,502
Equifax Incorporated	3.30	12-15-2022	162,000	167,669

The accompanying notes are an integral part of these financial statements.

212	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Commercial Services & Supplies (continued)
Pitney Bowes Incorporated	4.63%	3-15-2024	$350,000	$359,197
Republic Services Incorporated	2.90	7-1-2026	260,000	258,699
Republic Services Incorporated	4.75	5-15-2023	210,000	234,176
Republic Services Incorporated	5.25	11-15-2021	35,000	39,038
Republic Services Incorporated	5.50	9-15-2019	87,000	93,189
Waste Management Incorporated	4.10	3-1-2045	350,000	373,262
Waste Management Incorporated	4.60	3-1-2021	140,000	151,279
Waste Management Incorporated	4.75	6-30-2020	350,000	376,945

				2,419,633

Electrical Equipment: 0.33%
Eaton Corporation	4.15	11-2-2042	350,000	360,879
Eaton Corporation	6.95	3-20-2019	140,000	150,327
Emerson Electric Company	3.15	6-1-2025	210,000	217,627
Emerson Electric Company	4.25	11-15-2020	140,000	149,763
Emerson Electric Company	4.88	10-15-2019	140,000	148,700
Emerson Electric Company	5.25	10-15-2018	35,000	36,411
Emerson Electric Company	5.25	11-15-2039	350,000	421,772
Roper Industries Incorporated	2.05	10-1-2018	350,000	350,830
Roper Industries Incorporated	6.25	9-1-2019	140,000	151,571

				1,987,880

Industrial Conglomerates: 1.11%
3M Company	2.00	6-26-2022	507,000	507,782
3M Company	5.70	3-15-2037	227,000	296,291
GATX Corporation	2.50	3-15-2019	117,000	117,884
GATX Corporation	4.85	6-1-2021	70,000	76,297
General Electric Company	2.70	10-9-2022	700,000	716,521
General Electric Company	4.13	10-9-2042	2,825,000	2,989,409
General Electric Company	4.50	3-11-2044	200,000	223,078
Honeywell International Incorporated	2.50	11-1-2026	1,800,000	1,749,339

				6,676,601

Machinery: 0.68%
Caterpillar Incorporated	3.80	8-15-2042	105,000	107,696
Caterpillar Incorporated	3.90	5-27-2021	700,000	745,964
Caterpillar Incorporated	4.30	5-15-2044	350,000	386,470
Cummins Incorporated	3.65	10-1-2023	117,000	124,455
Cummins Incorporated	4.88	10-1-2043	60,000	70,013
Deere & Company	2.60	6-8-2022	350,000	356,651
Deere & Company	3.90	6-9-2042	350,000	369,288
Deere & Company	5.38	10-16-2029	210,000	260,025
Dover Corporation	4.30	3-1-2021	350,000	374,262
Dover Corporation	5.38	10-15-2035	140,000	168,565
Illinois Tool Works Incorporated	3.38	9-15-2021	84,000	88,485
Illinois Tool Works Incorporated	3.90	9-1-2042	214,000	224,572
Illinois Tool Works Incorporated	4.88	9-15-2041	206,000	245,277
Illinois Tool Works Incorporated	6.25	4-1-2019	108,000	115,760
Parker Hannifin Corporation	3.50	9-15-2022	70,000	73,712

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	213

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Machinery (continued)
Parker Hannifin Corporation	6.25%	5-15-2038	$42,000	$56,977
Stanley Black & Decker Incorporated	2.90	11-1-2022	245,000	250,761
Stanley Black & Decker Incorporated (3 Month LIBOR +4.30%) ±	5.75	12-15-2053	70,000	73,150

				4,092,083

Professional Services: 0.11%
Verisk Analytics Incorporated	4.00	6-15-2025	420,000	442,487
Verisk Analytics Incorporated	4.13	9-12-2022	175,000	186,699

				629,186

Road & Rail: 1.87%
BNSF Railway Company	5.75	5-1-2040	385,000	487,758
Burlington Northern Santa Fe LLC	3.00	3-15-2023	210,000	217,532
Burlington Northern Santa Fe LLC	3.40	9-1-2024	210,000	220,691
Burlington Northern Santa Fe LLC	3.75	4-1-2024	350,000	375,258
Burlington Northern Santa Fe LLC	4.40	3-15-2042	470,000	503,152
Burlington Northern Santa Fe LLC	4.45	3-15-2043	210,000	228,715
Burlington Northern Santa Fe LLC	4.55	9-1-2044	210,000	233,041
Burlington Northern Santa Fe LLC	4.70	10-1-2019	87,000	92,167
Burlington Northern Santa Fe LLC	4.95	9-15-2041	140,000	164,101
Burlington Northern Santa Fe LLC	5.05	3-1-2041	175,000	205,444
Burlington Northern Santa Fe LLC	5.15	9-1-2043	210,000	253,097
CSX Corporation	3.40	8-1-2024	278,000	287,667
CSX Corporation	3.70	10-30-2020	175,000	183,320
CSX Corporation	4.10	3-15-2044	280,000	282,916
CSX Corporation	4.25	6-1-2021	140,000	149,673
CSX Corporation	4.40	3-1-2043	390,000	408,591
CSX Corporation	4.50	8-1-2054	350,000	363,151
CSX Corporation	4.75	5-30-2042	161,000	177,594
CSX Corporation	6.00	10-1-2036	210,000	264,337
CSX Corporation	6.15	5-1-2037	224,000	288,926
CSX Corporation	6.22	4-30-2040	140,000	181,670
Kansas City Southern	3.00	5-15-2023	51,000	51,606
Kansas City Southern	4.30	5-15-2043	140,000	144,489
Norfolk Southern Corporation	2.90	6-15-2026	50,000	50,060
Norfolk Southern Corporation	2.90	2-15-2023	400,000	408,894
Norfolk Southern Corporation	3.00	4-1-2022	350,000	360,398
Norfolk Southern Corporation	3.85	1-15-2024	140,000	149,601
Norfolk Southern Corporation	3.95	10-1-2042	384,000	392,660
Norfolk Southern Corporation	5.90	6-15-2019	545,000	583,678
Norfolk Southern Corporation	6.00	5-23-2111	710,000	927,914
Ryder System Incorporated	2.45	11-15-2018	245,000	246,848
Ryder System Incorporated	2.50	5-11-2020	140,000	141,703
Union Pacific Corporation	2.25	2-15-2019	140,000	141,421
Union Pacific Corporation	2.75	4-15-2023	200,000	204,809
Union Pacific Corporation	3.25	1-15-2025	175,000	181,849
Union Pacific Corporation	3.75	3-15-2024	140,000	150,007
Union Pacific Corporation	3.80	10-1-2051	809,000	806,402
Union Pacific Corporation	4.15	1-15-2045	175,000	186,601

The accompanying notes are an integral part of these financial statements.

214	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Road & Rail (continued)
Union Pacific Corporation	4.16%	7-15-2022	$306,000	$332,561
Union Pacific Corporation	4.30	6-15-2042	175,000	190,300

				11,220,602

Trading Companies & Distributors: 0.12%
Air Lease Corporation	3.38	1-15-2019	375,000	382,061
W.W. Grainger Incorporated	4.60	6-15-2045	280,000	306,512

				688,573

Information Technology: 6.55%

Communications Equipment: 0.85%
Cisco Systems Incorporated	2.20	2-28-2021	700,000	707,464
Cisco Systems Incorporated	2.45	6-15-2020	420,000	428,562
Cisco Systems Incorporated	2.90	3-4-2021	210,000	216,881
Cisco Systems Incorporated	2.95	2-28-2026	340,000	344,617
Cisco Systems Incorporated	3.00	6-15-2022	140,000	145,704
Cisco Systems Incorporated	5.50	1-15-2040	490,000	615,995
Harris Corporation	4.40	12-15-2020	210,000	223,519
Motorola Incorporated	3.50	3-1-2023	385,000	390,802
Motorola Incorporated	7.50	5-15-2025	84,000	103,369
Qualcomm Incorporated	2.25	5-20-2020	500,000	505,135
Qualcomm Incorporated	3.45	5-20-2025	700,000	725,715
Qualcomm Incorporated	4.80	5-20-2045	620,000	683,355

				5,091,118

Electronic Equipment, Instruments & Components: 0.34%
Agilent Technologies Incorporated	3.88	7-15-2023	105,000	110,454
Amphenol Corporation	4.00	2-1-2022	210,000	222,865
Avnet Incorporated	5.88	6-15-2020	70,000	75,543
Corning Incorporated	2.90	5-15-2022	350,000	356,467
Corning Incorporated	4.25	8-15-2020	175,000	185,158
Corning Incorporated	5.75	8-15-2040	105,000	126,961
Dell International LLC/EMC Corporation 144A	3.48	6-1-2019	220,000	224,841
Keysight Technologies Incorporated	3.30	10-30-2019	175,000	177,713
Keysight Technologies Incorporated	4.55	10-30-2024	175,000	187,137
L-3 Communications Corporation	4.95	2-15-2021	350,000	377,430

				2,044,569

Internet Software & Services: 0.41%
Alphabet Incorporated	3.38	2-25-2024	87,000	92,204
Alphabet Incorporated	3.63	5-19-2021	350,000	371,535
eBay Incorporated	2.60	7-15-2022	245,000	245,515
eBay Incorporated	2.88	8-1-2021	350,000	357,071
eBay Incorporated	3.25	10-15-2020	140,000	144,662
eBay Incorporated	3.45	8-1-2024	405,000	414,496
eBay Incorporated	3.80	3-9-2022	638,000	672,102
eBay Incorporated	4.00	7-15-2042	175,000	158,945

				2,456,530

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	215

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

IT Services: 1.33%
Fidelity National Information Services Incorporated	3.00%	8-15-2026	$400,000	$393,766
Fidelity National Information Services Incorporated	3.50	4-15-2023	49,000	51,059
Fidelity National Information Services Incorporated	4.50	8-15-2046	300,000	313,116
Fidelity National Information Services Incorporated	5.00	10-15-2025	195,000	221,130
Fiserv Incorporated	2.70	6-1-2020	280,000	284,549
Fiserv Incorporated	3.50	10-1-2022	280,000	290,230
Fiserv Incorporated	3.85	6-1-2025	210,000	220,554
IBM Corporation	1.63	5-15-2020	350,000	349,491
IBM Corporation	1.88	8-1-2022	280,000	275,576
IBM Corporation	1.95	2-12-2019	350,000	352,066
IBM Corporation	3.38	8-1-2023	210,000	219,483
IBM Corporation	4.00	6-20-2042	350,000	353,988
IBM Corporation	5.88	11-29-2032	175,000	224,432
IBM Corporation	7.00	10-30-2025	210,000	272,305
IBM Corporation	7.63	10-15-2018	350,000	373,006
Total System Services Incorporated	3.75	6-1-2023	105,000	109,738
Visa Incorporated	2.20	12-14-2020	700,000	708,784
Visa Incorporated	3.15	12-14-2025	1,020,000	1,050,198
Visa Incorporated	4.30	12-14-2045	700,000	777,879
Western Union Company	5.25	4-1-2020	56,000	59,941
Western Union Company	6.20	11-17-2036	122,000	131,893
Xerox Corporation	4.50	5-15-2021	400,000	422,353
Xerox Corporation	5.63	12-15-2019	140,000	149,466
Xerox Corporation	6.75	12-15-2039	340,000	367,830

				7,972,833

Semiconductors & Semiconductor Equipment: 1.26%
Altera Corporation	2.50	11-15-2018	175,000	177,095
Analog Devices Incorporated	2.88	6-1-2023	105,000	106,537
Applied Materials Incorporated	4.30	6-15-2021	210,000	227,738
Applied Materials Incorporated	5.85	6-15-2041	140,000	177,651
Broadcom Corporation 144A	2.38	1-15-2020	260,000	261,711
Broadcom Corporation 144A	3.00	1-15-2022	700,000	710,863
Broadcom Corporation 144A	3.88	1-15-2027	1,000,000	1,028,945
Intel Corporation	2.60	5-19-2026	220,000	215,851
Intel Corporation	3.30	10-1-2021	593,000	623,393
Intel Corporation	4.25	12-15-2042	175,000	187,625
Intel Corporation	4.80	10-1-2041	450,000	520,169
Intel Corporation	4.90	7-29-2045	525,000	620,649
KLA-Tencor Corporation	4.65	11-1-2024	700,000	765,714
Lam Research Corporation	2.80	6-15-2021	350,000	356,592
Maxim Integrated Product Incorporated	3.38	3-15-2023	140,000	143,469
Qualcomm Incorporated	1.85	5-20-2019	700,000	703,016
Texas Instruments Incorporated	1.65	8-3-2019	175,000	174,983
Texas Instruments Incorporated	2.25	5-1-2023	175,000	174,613
Xilinx Incorporated	2.13	3-15-2019	175,000	175,554
Xilinx Incorporated	3.00	3-15-2021	175,000	179,328

				7,531,496

The accompanying notes are an integral part of these financial statements.

216	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Software: 1.10%
Adobe Systems Incorporated	4.75%	2-1-2020	$227,000	$243,269
Autodesk Incorporated	3.60	12-15-2022	175,000	180,392
CA Incorporated	5.38	12-1-2019	350,000	373,737
Microsoft Corporation	1.63	12-6-2018	280,000	281,204
Microsoft Corporation	2.00	11-3-2020	490,000	494,204
Microsoft Corporation	3.00	10-1-2020	280,000	290,070
Microsoft Corporation	3.75	5-1-2043	33,000	33,614
Microsoft Corporation	3.75	2-12-2045	350,000	355,384
Microsoft Corporation	3.95	8-8-2056	750,000	765,881
Microsoft Corporation	4.00	2-12-2055	350,000	359,938
Microsoft Corporation	4.50	2-6-2057	250,000	280,070
Microsoft Corporation	4.88	12-15-2043	140,000	165,487
Microsoft Corporation	5.20	6-1-2039	77,000	95,086
Oracle Corporation	2.50	10-15-2022	560,000	567,375
Oracle Corporation	2.80	7-8-2021	250,000	258,103
Oracle Corporation	3.88	7-15-2020	245,000	259,906
Oracle Corporation	4.00	7-15-2046	350,000	360,138
Oracle Corporation	4.30	7-8-2034	175,000	192,076
Oracle Corporation	4.38	5-15-2055	200,000	216,975
Oracle Corporation	4.50	7-8-2044	350,000	385,429
Oracle Corporation	6.13	7-8-2039	140,000	187,123
Oracle Corporation	6.50	4-15-2038	175,000	242,245

				6,587,706

Technology Hardware, Storage & Peripherals: 1.26%
Apple Incorporated	1.70	2-22-2019	220,000	220,814
Apple Incorporated	3.20	5-11-2027	750,000	766,953
Apple Incorporated	3.25	2-23-2026	475,000	491,202
Apple Incorporated	3.35	2-9-2027	200,000	207,163
Apple Incorporated	3.45	2-9-2045	700,000	670,947
Apple Incorporated	4.38	5-13-2045	350,000	385,962
Apple Incorporated	4.65	2-23-2046	200,000	229,308
Diamond 1 Finance Corporation 144A	4.42	6-15-2021	400,000	421,503
Diamond 1 Finance Corporation 144A	8.35	7-15-2046	700,000	906,162
Hewlett Packard Enterprise Company	4.90	10-15-2025	700,000	743,071
Hewlett Packard Enterprise Company	6.35	10-15-2045	525,000	557,472
Hewlett-Packard Company	3.75	12-1-2020	29,000	30,345
Hewlett-Packard Company	4.05	9-15-2022	175,000	186,428
Hewlett-Packard Company	4.65	12-9-2021	350,000	378,918
Hewlett-Packard Company	6.00	9-15-2041	332,000	353,894
HP Enterprise Company	3.60	10-15-2020	995,000	1,032,392

				7,582,534

Materials: 2.75%

Chemicals: 1.95%
Air Products & Chemicals Incorporated	3.00	11-3-2021	175,000	181,397
Air Products & Chemicals Incorporated	3.35	7-31-2024	245,000	257,047
Air Products & Chemicals Incorporated	4.38	8-21-2019	105,000	110,335
Dow Chemical Company	3.50	10-1-2024	175,000	182,382

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	217

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Chemicals (continued)
Dow Chemical Company	4.13%	11-15-2021	$350,000	$373,936
Dow Chemical Company	4.25	10-1-2034	175,000	182,702
Dow Chemical Company	4.38	11-15-2042	540,000	553,865
Dow Chemical Company	5.25	11-15-2041	175,000	200,432
Dow Chemical Company	7.38	11-1-2029	420,000	566,021
Dow Chemical Company	8.55	5-15-2019	458,000	508,488
E.I. du Pont de Nemours & Company	2.80	2-15-2023	210,000	213,403
E.I. du Pont de Nemours & Company	3.63	1-15-2021	350,000	367,872
E.I. du Pont de Nemours & Company	4.15	2-15-2043	210,000	214,523
E.I. du Pont de Nemours & Company	4.50	8-15-2019	280,000	294,864
E.I. du Pont de Nemours & Company	4.63	1-15-2020	140,000	148,881
E.I. du Pont de Nemours & Company	4.90	1-15-2041	700,000	797,254
E.I. du Pont de Nemours & Company	6.50	1-15-2028	175,000	221,625
Eastman Chemical Company	2.70	1-15-2020	210,000	212,686
Eastman Chemical Company	3.60	8-15-2022	280,000	291,574
Eastman Chemical Company	4.80	9-1-2042	140,000	150,735
Ecolab Incorporated	4.35	12-8-2021	350,000	380,795
Ecolab Incorporated	5.50	12-8-2041	210,000	262,239
FMC Corporation	3.95	2-1-2022	87,000	90,323
FMC Corporation	4.10	2-1-2024	175,000	182,678
Monsanto Company	3.38	7-15-2024	200,000	205,401
Monsanto Company	4.70	7-15-2064	210,000	215,025
Monsanto Company	5.50	8-15-2025	70,000	80,455
Mosaic Company	3.75	11-15-2021	80,000	83,377
Mosaic Company	4.25	11-15-2023	297,000	311,217
Mosaic Company	5.45	11-15-2033	213,000	222,731
Mosaic Company	5.63	11-15-2043	175,000	182,858
Praxair Incorporated	2.20	8-15-2022	350,000	350,819
Praxair Incorporated	2.45	2-15-2022	140,000	141,804
Praxair Incorporated	2.70	2-21-2023	105,000	105,939
Praxair Incorporated	4.05	3-15-2021	140,000	149,270
RPM International Incorporated	6.13	10-15-2019	140,000	151,925
Sherwin-Williams Company	3.13	6-1-2024	2,000,000	2,031,210
Sherwin-Williams Company	3.45	8-1-2025	400,000	407,534
Sherwin-Williams Company	4.00	12-15-2042	92,000	88,610

				11,674,232

Containers & Packaging: 0.10%
Bemis Company Incorporated	6.80	8-1-2019	7,000	7,630
International Paper Company	3.00	2-15-2027	260,000	252,515
Packaging Corporation of America	3.65	9-15-2024	175,000	181,239
Packaging Corporation of America	3.90	6-15-2022	140,000	147,882

				589,266

Metals & Mining: 0.35%
Barrick Gold Finance Company LLC	4.40	5-30-2021	101,000	109,242
Barrick Gold Finance Company LLC	5.70	5-30-2041	210,000	253,325
Newmont Mining Corporation	3.50	3-15-2022	420,000	437,355
Newmont Mining Corporation	4.88	3-15-2042	350,000	378,163

The accompanying notes are an integral part of these financial statements.

218	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Metals & Mining (continued)
Nucor Corporation	4.00%	8-1-2023	$132,000	$141,465
Nucor Corporation	5.20	8-1-2043	140,000	167,058
Nucor Corporation	6.40	12-1-2037	140,000	185,108
Southern Copper Corporation	5.38	4-16-2020	63,000	68,124
Southern Copper Corporation	6.75	4-16-2040	308,000	376,042

				2,115,882

Paper & Forest Products: 0.35%
Georgia-Pacific LLC	8.00	1-15-2024	140,000	181,437
International Paper Company	3.65	6-15-2024	350,000	365,865
International Paper Company	4.75	2-15-2022	52,000	56,975
International Paper Company	4.80	6-15-2044	175,000	188,322
International Paper Company	6.00	11-15-2041	374,000	456,180
International Paper Company	7.30	11-15-2039	175,000	242,941
International Paper Company	7.50	8-15-2021	315,000	375,124
MeadWestvaco Corporation	7.95	2-15-2031	35,000	49,615
Plum Creek Timberlands LP	3.25	3-15-2023	192,000	196,537

				2,112,996

Real Estate: 4.00%

Equity REITs: 4.00%
Alexandria Real Estate Equities Incorporated	4.50	7-30-2029	525,000	563,796
American Campus Communities Incorporated	3.75	4-15-2023	70,000	72,772
American Tower Corporation	3.45	9-15-2021	350,000	363,174
American Tower Corporation	3.50	1-31-2023	295,000	306,423
American Tower Corporation	4.00	6-1-2025	350,000	366,692
American Tower Corporation	5.00	2-15-2024	245,000	272,209
American Tower Corporation	5.90	11-1-2021	395,000	448,701
AvalonBay Communities Incorporated	2.95	9-15-2022	245,000	250,399
AvalonBay Communities Incorporated	3.45	6-1-2025	140,000	144,740
AvalonBay Communities Incorporated	3.50	11-15-2024	105,000	109,455
AvalonBay Communities Incorporated	3.63	10-1-2020	140,000	145,966
AvalonBay Communities Incorporated	4.20	12-15-2023	175,000	189,041
Boston Properties LP	3.13	9-1-2023	105,000	108,142
Boston Properties LP	3.80	2-1-2024	1,510,000	1,596,271
Boston Properties LP	3.85	2-1-2023	280,000	298,079
Boston Properties LP	4.13	5-15-2021	210,000	223,020
Boston Properties LP	5.63	11-15-2020	380,000	417,179
Boston Properties LP	5.88	10-15-2019	350,000	376,453
CBL & Associates LP	4.60	10-15-2024	92,000	87,738
CBL & Associates LP	5.25	12-1-2023	47,000	47,199
CBL & Associates LP	5.95	12-15-2026	200,000	202,493
Corporate Office Properties LP	3.60	5-15-2023	70,000	70,479
Corporate Office Properties LP	3.70	6-15-2021	350,000	360,545
Crown Castle International Corporation	3.70	6-15-2026	350,000	355,070
Crown Castle International Corporation	4.88	4-15-2022	50,000	54,663
Crown Castle International Corporation	5.25	1-15-2023	350,000	390,370
Crown Castle International Corporation	4.75	5-15-2047	900,000	943,747
DDR Corporation	3.38	5-15-2023	175,000	173,287

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	219

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Equity REITs (continued)
DDR Corporation	3.50%	1-15-2021	$175,000	$178,273
DDR Corporation	4.63	7-15-2022	175,000	185,254
Digital Realty Trust LP	3.63	10-1-2022	140,000	146,511
Digital Realty Trust LP	3.95	7-1-2022	140,000	148,554
Digital Realty Trust LP	5.25	3-15-2021	70,000	76,419
Digital Realty Trust LP	5.88	2-1-2020	210,000	226,741
Duke Realty LP	3.75	12-1-2024	455,000	475,991
Entertainment Properties Trust	5.75	8-15-2022	105,000	117,052
Equity One Incorporated	3.75	11-15-2022	175,000	181,892
ERP Operating LP	4.63	12-15-2021	419,000	456,347
Essex Portfolio LP	3.25	5-1-2023	70,000	71,056
Federal Realty Investment Trust	4.50	12-1-2044	175,000	186,485
HCP Incorporated	3.15	8-1-2022	70,000	71,481
HCP Incorporated	3.75	2-1-2019	70,000	71,402
HCP Incorporated	3.88	8-15-2024	200,000	208,556
HCP Incorporated	4.25	11-15-2023	195,000	208,913
HCP Incorporated	5.38	2-1-2021	45,000	49,110
HCP Incorporated	6.75	2-1-2041	95,000	125,240
Health Care REIT Incorporated	4.00	6-1-2025	210,000	221,511
Health Care REIT Incorporated	4.13	4-1-2019	175,000	180,193
Health Care REIT Incorporated	4.50	1-15-2024	140,000	152,460
Health Care REIT Incorporated	4.95	1-15-2021	175,000	189,046
Health Care REIT Incorporated	5.25	1-15-2022	70,000	77,455
Hospitality Properties Trust	4.65	3-15-2024	350,000	369,907
Host Hotels & Resorts Company	3.75	10-15-2023	70,000	72,142
Host Hotels & Resorts Company	4.75	3-1-2023	175,000	189,163
Host Hotels & Resorts Company	6.00	10-1-2021	350,000	392,306
Kilroy Realty Corporation	3.80	1-15-2023	175,000	181,704
Kimco Realty Corporation	2.80	10-1-2026	350,000	332,600
Kimco Realty Corporation	6.88	10-1-2019	70,000	76,765
Liberty Property LP	4.40	2-15-2024	109,000	117,358
Liberty Property LP	4.75	10-1-2020	175,000	186,428
Mid-America Apartments LP	4.30	10-15-2023	35,000	37,514
National Retail Properties Incorporated	3.30	4-15-2023	70,000	71,500
National Retail Properties Incorporated	3.80	10-15-2022	70,000	73,433
ProLogis LP	3.35	2-1-2021	280,000	290,735
Realty Income Corporation	3.88	7-15-2024	350,000	364,633
Realty Income Corporation	4.65	8-1-2023	210,000	230,116
Simon Property Group LP	2.20	2-1-2019	350,000	352,345
Simon Property Group LP	3.30	1-15-2026	410,000	417,235
Simon Property Group LP	3.38	3-15-2022	350,000	364,992
Simon Property Group LP	3.75	2-1-2024	175,000	184,593
Simon Property Group LP	4.13	12-1-2021	210,000	224,717
Simon Property Group LP	4.38	3-1-2021	350,000	374,614
Simon Property Group LP	4.75	3-15-2042	175,000	193,847
Simon Property Group LP	6.75	2-1-2040	245,000	337,680
UDR Incorporated	3.70	10-1-2020	175,000	181,248
UDR Incorporated	4.63	1-10-2022	70,000	75,146
Ventas Realty LP	2.70	4-1-2020	660,000	668,361
Ventas Realty LP	3.85	4-1-2027	1,800,000	1,848,952

The accompanying notes are an integral part of these financial statements.

220	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Equity REITs (continued)
Ventas Realty LP	4.25%	3-1-2022	$700,000	$745,605
Ventas Realty LP	4.75	6-1-2021	105,000	113,181
Ventas Realty LP	5.70	9-30-2043	175,000	209,311
VEREIT Operating Partnership LP	3.00	2-6-2019	147,000	148,797
VEREIT Operating Partnership LP	4.13	6-1-2021	80,000	84,007
VEREIT Operating Partnership LP	4.60	2-6-2024	98,000	103,598
VEREIT Operating Partnership LP	4.88	6-1-2026	119,000	127,823
Vornado Realty LP	2.50	6-30-2019	350,000	353,298
Weyerhaeuser Company	4.63	9-15-2023	210,000	231,125
Weyerhaeuser Company	7.38	10-1-2019	70,000	77,469
Weyerhaeuser Company	7.38	3-15-2032	200,000	283,997
WP Carey Incorporated	4.60	4-1-2024	350,000	370,616

				24,002,906

Telecommunication Services: 0.79%

Diversified Telecommunication Services: 0.73%
AT&T Incorporated	3.00	2-15-2022	200,000	202,558
AT&T Incorporated	3.90	3-11-2024	350,000	364,859
AT&T Incorporated	4.30	12-15-2042	350,000	324,989
AT&T Incorporated	4.50	5-15-2035	230,000	225,155
AT&T Incorporated	5.00	3-1-2021	200,000	217,105
AT&T Incorporated	5.15	3-15-2042	350,000	357,177
AT&T Incorporated	6.00	8-15-2040	280,000	317,169
AT&T Incorporated	6.30	1-15-2038	350,000	410,912
Qwest Corporation	6.88	9-15-2033	178,000	175,963
Verizon Communications Incorporated	3.85	11-1-2042	260,000	225,386
Verizon Communications Incorporated	4.67	3-15-2055	655,000	608,737
Verizon Communications Incorporated	4.75	11-1-2041	350,000	345,770
Verizon Communications Incorporated	4.86	8-21-2046	581,000	578,039

				4,353,819

Wireless Telecommunication Services: 0.06%
CC Holdings GS V LLC	3.85	4-15-2023	350,000	368,814

Utilities: 6.36%

Electric Utilities: 4.61%
Alabama Power Company	3.55	12-1-2023	175,000	185,505
Alabama Power Company	3.85	12-1-2042	140,000	144,023
Alabama Power Company	4.15	8-15-2044	105,000	113,374
American Electric Power Company Incorporated	2.95	12-15-2022	140,000	143,621
Appalachian Power Company	3.40	6-1-2025	175,000	181,774
Appalachian Power Company	4.45	6-1-2045	175,000	195,512
Appalachian Power Company	7.00	4-1-2038	70,000	99,209
Arizona Public Service Company	3.15	5-15-2025	105,000	106,966
Arizona Public Service Company	4.50	4-1-2042	70,000	78,331
Baltimore Gas & Electric Company	3.50	8-15-2046	50,000	48,119
Carolina Power & Light Company	2.80	5-15-2022	175,000	179,848
CenterPoint Energy Houston	2.25	8-1-2022	210,000	210,316
CenterPoint Energy Houston	3.55	8-1-2042	175,000	173,322

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	221

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
CenterPoint Energy Houston	4.50%	4-1-2044	$175,000	$199,472
Cleveland Electric Illuminating Company	5.50	8-15-2024	500,000	578,555
Commonwealth Edison Company	3.80	10-1-2042	70,000	72,203
Commonwealth Edison Company	4.70	1-15-2044	175,000	202,878
Commonwealth Edison Company	5.90	3-15-2036	175,000	228,999
Connecticut Light & Power Company	4.15	6-1-2045	87,000	94,272
Consolidated Edison Company of New York Incorporated	4.20	3-15-2042	175,000	188,239
Consolidated Edison Company of New York Incorporated	4.30	12-1-2056	245,000	266,306
Consolidated Edison Company of New York Incorporated	4.45	3-15-2044	350,000	393,118
Consolidated Edison Company of New York Incorporated	6.20	6-15-2036	200,000	266,352
Consolidated Edison Company of New York Incorporated	6.30	8-15-2037	175,000	235,876
Consolidated Edison Company of New York Incorporated	6.75	4-1-2038	210,000	299,864
Consolidated Edison Company of New York Incorporated	7.13	12-1-2018	140,000	149,077
DTE Electric Company	3.65	3-15-2024	105,000	111,884
Duke Energy Carolinas LLC	4.30	6-15-2020	50,000	53,418
Duke Energy Carolinas LLC	6.10	6-1-2037	175,000	230,667
Duke Energy Carolinas LLC	7.00	11-15-2018	70,000	74,381
Duke Energy Corporation	3.05	8-15-2022	70,000	71,809
Duke Energy Corporation	3.95	10-15-2023	140,000	149,380
Duke Energy Florida Incorporated	3.85	11-15-2042	70,000	71,979
Duke Energy Indiana Incorporated	3.75	5-15-2046	175,000	176,935
Duke Energy Indiana Incorporated	4.90	7-15-2043	105,000	126,412
Duke Energy Indiana Incorporated	6.45	4-1-2039	45,000	62,807
Duke Energy Progress Incorporated	3.00	9-15-2021	175,000	180,495
Duke Energy Progress Incorporated	4.10	3-15-2043	105,000	113,156
Duke Energy Progress Incorporated	4.15	12-1-2044	175,000	189,471
Duke Energy Progress Incorporated	4.38	3-30-2044	175,000	194,715
Emera US Finance LP	3.55	6-15-2026	200,000	203,774
Entergy Arkansas Incorporated	3.70	6-1-2024	175,000	185,657
Entergy Corporation	5.13	9-15-2020	175,000	188,792
Entergy Gulf States Louisiana LLC	5.59	10-1-2024	84,000	98,159
Entergy Louisiana LLC	3.25	4-1-2028	350,000	357,557
Entergy Louisiana LLC	5.40	11-1-2024	175,000	203,903
Entergy Texas Incorporated	7.13	2-1-2019	140,000	149,519
Exelon Corporation	4.95	6-15-2035	140,000	158,249
Exelon Corporation	5.10	6-15-2045	280,000	322,537
Exelon Corporation	5.63	6-15-2035	255,000	308,692
Exelon Generation Company LLC	4.25	6-15-2022	157,000	167,127
FirstEnergy Corporation	4.25	3-15-2023	168,000	178,273
FirstEnergy Corporation Series C	7.38	11-15-2031	390,000	526,344
Florida Power & Light Company	3.25	6-1-2024	350,000	365,393
Florida Power & Light Company	4.05	6-1-2042	175,000	189,052
Florida Power & Light Company	4.13	2-1-2042	560,000	609,672
Florida Power & Light Company	5.25	2-1-2041	140,000	175,191
Florida Power & Light Company	5.95	2-1-2038	224,000	298,180
Florida Power & Light Company	5.96	4-1-2039	175,000	234,171
Florida Power Corporation	5.65	4-1-2040	87,000	112,526
Georgia Power Company	4.30	3-15-2042	175,000	185,137
Georgia Power Company	4.30	3-15-2043	245,000	259,613
Georgia Power Company	5.40	6-1-2040	175,000	210,773

The accompanying notes are an integral part of these financial statements.

222	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
Georgia Power Company	5.95%	2-1-2039	$175,000	$221,179
Great Plains Energy Incorporated	4.85	6-1-2021	35,000	37,456
Interstate Power & Light Company	6.25	7-15-2039	21,000	27,784
Jersey Central Power & Light Company	7.35	2-1-2019	175,000	187,261
Kansas City Power & Light Company	3.15	3-15-2023	140,000	143,231
Kansas City Power & Light Company	7.15	4-1-2019	140,000	151,205
Kentucky Utilities Company	3.25	11-1-2020	175,000	181,475
LG&E & KU Energy LLC	3.75	11-15-2020	70,000	73,219
MidAmerican Energy Holdings Company	4.80	9-15-2043	210,000	247,749
MidAmerican Energy Holdings Company	5.95	5-15-2037	210,000	270,036
MidAmerican Energy Holdings Company	6.13	4-1-2036	140,000	182,759
MidAmerican Energy Holdings Company	6.75	12-30-2031	105,000	145,146
Nevada Power Company	6.75	7-1-2037	140,000	191,415
NiSource Finance Corporation	5.65	2-1-2045	140,000	173,956
Northeast Utilities	2.80	5-1-2023	122,000	123,616
Northern States Power Company of Minnesota	2.15	8-15-2022	175,000	174,999
Northern States Power Company of Minnesota	2.60	5-15-2023	105,000	106,544
Northern States Power Company of Minnesota	3.40	8-15-2042	175,000	171,334
Northern States Power Company of Minnesota	5.35	11-1-2039	28,000	35,201
Northern States Power Company of Minnesota	6.20	7-1-2037	210,000	284,323
NSTAR Electric Company	2.38	10-15-2022	140,000	140,886
NSTAR Electric Company	5.50	3-15-2040	70,000	89,050
Oglethorpe Power Corporation	5.25	9-1-2050	240,000	274,006
Oglethorpe Power Corporation	5.38	11-1-2040	210,000	245,468
Oglethorpe Power Corporation	5.95	11-1-2039	105,000	130,832
Ohio Edison Company	6.88	7-15-2036	175,000	238,975
Ohio Power Company	5.38	10-1-2021	45,000	50,425
Oncor Electric Delivery Company LLC	4.55	12-1-2041	140,000	157,378
Oncor Electric Delivery Company LLC	5.25	9-30-2040	175,000	213,903
Oncor Electric Delivery Company LLC	7.00	5-1-2032	122,000	170,570
Oncor Electric Delivery Company LLC	7.50	9-1-2038	140,000	211,113
PacifiCorp	3.60	4-1-2024	175,000	185,741
PacifiCorp	4.10	2-1-2042	70,000	74,704
PacifiCorp	5.75	4-1-2037	175,000	224,154
PECO Energy Company	2.38	9-15-2022	300,000	302,245
PECO Energy Company	4.15	10-1-2044	245,000	265,619
Potomac Electric Power Company	3.60	3-15-2024	175,000	185,700
Potomac Electric Power Company	6.50	11-15-2037	140,000	193,443
PPL Capital Funding Incorporated	3.40	6-1-2023	350,000	363,252
PPL Capital Funding Incorporated	3.95	3-15-2024	175,000	185,258
PPL Capital Funding Incorporated	4.20	6-15-2022	140,000	151,085
PPL Capital Funding Incorporated	4.70	6-1-2043	87,000	96,662
PPL Electric Utilities	4.75	7-15-2043	105,000	123,351
PPL Electric Utilities	6.25	5-15-2039	31,000	42,600
Progress Energy Incorporated	4.10	5-15-2042	175,000	187,661
Progress Energy Incorporated	6.00	12-1-2039	210,000	270,431
Progress Energy Incorporated	6.30	4-1-2038	35,000	47,973
PSEG Power LLC	5.13	4-15-2020	196,000	210,685
PSEG Power LLC	8.63	4-15-2031	75,000	99,583
Public Service Company of Colorado	2.25	9-15-2022	70,000	70,266

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	223

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
Public Service Company of Colorado	3.20%	11-15-2020	$210,000	$217,635
Public Service Company of Colorado	3.60	9-15-2042	140,000	139,988
Public Service Company of Colorado	4.30	3-15-2044	175,000	193,754
Public Service Company of Colorado	5.13	6-1-2019	145,000	153,351
Public Service Company of New Hampshire	3.50	11-1-2023	210,000	222,120
Public Service Electric & Gas Company	2.38	5-15-2023	140,000	140,075
Public Service Electric & Gas Company	3.65	9-1-2042	175,000	177,183
Public Service Electric & Gas Company	3.80	1-1-2043	140,000	145,607
Public Service Electric & Gas Company	3.95	5-1-2042	70,000	74,431
Public Service Electric & Gas Company	5.80	5-1-2037	70,000	91,775
Southern California Edison Company	3.88	6-1-2021	449,000	477,923
Southern California Edison Company	3.90	3-15-2043	105,000	110,846
Southern California Edison Company	4.05	3-15-2042	350,000	376,131
Southern California Edison Company	5.35	7-15-2035	126,000	154,161
Southern California Edison Company	5.50	3-15-2040	140,000	178,611
Southern California Edison Company	6.00	1-15-2034	70,000	90,479
Southern California Edison Company	6.05	3-15-2039	245,000	329,705
Southern Company	2.45	9-1-2018	126,000	126,859
Southern Company	2.75	6-15-2020	175,000	178,095
Southern Company	2.95	7-1-2023	200,000	202,375
Southwestern Electric Power Company	6.20	3-15-2040	35,000	46,205
TXU Electric Delivery Company	7.25	1-15-2033	52,000	73,667
Union Electric Company	3.90	9-15-2042	175,000	184,388
Union Electric Company	8.45	3-15-2039	56,000	91,145
Virginia Electric & Power Company	3.10	5-15-2025	70,000	71,212
Virginia Electric & Power Company	3.45	2-15-2024	105,000	109,793
Virginia Electric & Power Company	4.00	1-15-2043	227,000	237,458
Virginia Electric & Power Company	4.00	11-15-2046	270,000	284,442
Virginia Electric & Power Company	4.20	5-15-2045	105,000	113,817
Virginia Electric & Power Company	4.45	2-15-2044	105,000	117,010
Virginia Electric & Power Company	5.00	6-30-2019	140,000	147,925
Virginia Electric & Power Company	6.00	1-15-2036	70,000	91,620
Virginia Electric & Power Company	8.88	11-15-2038	210,000	358,421
Westar Energy Incorporated	4.10	4-1-2043	210,000	224,520
Westar Energy Incorporated	4.13	3-1-2042	350,000	374,449
Wisconsin Electric Power Company	5.63	5-15-2033	70,000	85,142
Wisconsin Electric Power Company	5.70	12-1-2036	105,000	132,576
Wisconsin Power & Light Company	6.38	8-15-2037	175,000	238,567

				27,627,299

Gas Utilities: 0.38%
Atmos Energy Corporation	4.13	10-15-2044	245,000	263,677
Atmos Energy Corporation	4.15	1-15-2043	113,000	121,481
Atmos Energy Corporation	5.50	6-15-2041	42,000	52,134
Atmos Energy Corporation	8.50	3-15-2019	175,000	192,460
CenterPoint Energy Resources Corporation	4.50	1-15-2021	45,000	47,695
CenterPoint Energy Resources Corporation	5.85	1-15-2041	77,000	96,225
National Fuel Gas Company	3.75	3-1-2023	218,000	223,807
One Gas Incorporated	2.07	2-1-2019	70,000	70,231
One Gas Incorporated	3.61	2-1-2024	70,000	73,979

The accompanying notes are an integral part of these financial statements.

224	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Gas Utilities (continued)
One Gas Incorporated	4.66%	2-1-2044	$35,000	$39,762
Piedmont Natural Gas Company	4.65	8-1-2043	35,000	39,257
Sempra Energy	2.88	10-1-2022	140,000	141,665
Sempra Energy	6.00	10-15-2039	520,000	671,220
Southern California Gas Company	3.75	9-15-2042	140,000	145,354
Southern California Gas Company	5.13	11-15-2040	70,000	84,778

				2,263,725

Independent Power & Renewable Electricity Producers: 0.07%
Constellation Energy Group Incorporated	5.15	12-1-2020	70,000	75,924
Southern Power Company	5.25	7-15-2043	314,000	349,317

				425,241

Multi-Utilities: 1.26%
Berkshire Hathaway Energy	2.00	11-15-2018	175,000	175,643
Berkshire Hathaway Energy	3.75	11-15-2023	350,000	372,303
Berkshire Hathaway Energy	5.15	11-15-2043	280,000	335,694
Black Hills Corporation	4.25	11-30-2023	210,000	226,004
CMS Energy Corporation	5.05	3-15-2022	245,000	271,675
Consumers Energy Company	3.95	5-15-2043	140,000	148,253
Consumers Energy Company	6.70	9-15-2019	100,000	109,658
Dominion Resources Incorporated	2.50	12-1-2019	132,000	133,546
Dominion Resources Incorporated	2.75	9-15-2022	210,000	211,817
Dominion Resources Incorporated	3.63	12-1-2024	210,000	219,250
Dominion Resources Incorporated	4.05	9-15-2042	175,000	175,097
Dominion Resources Incorporated	4.45	3-15-2021	70,000	75,323
Dominion Resources Incorporated	4.70	12-1-2044	175,000	193,610
Dominion Resources Incorporated	4.90	8-1-2041	42,000	47,201
Dominion Resources Incorporated	5.95	6-15-2035	157,000	196,969
DTE Energy Company	2.40	12-1-2019	210,000	211,669
DTE Energy Company	3.30	6-15-2022	70,000	72,135
DTE Energy Company	3.85	12-1-2023	170,000	179,689
Eversource Energy	4.50	11-15-2019	70,000	73,691
Pacific Gas & Electric Company	2.45	8-15-2022	175,000	175,892
Pacific Gas & Electric Company	2.95	3-1-2026	350,000	352,834
Pacific Gas & Electric Company	3.40	8-15-2024	205,000	214,684
Pacific Gas & Electric Company	3.50	6-15-2025	105,000	109,907
Pacific Gas & Electric Company	3.75	8-15-2042	140,000	139,225
Pacific Gas & Electric Company	4.30	3-15-2045	140,000	153,530
Pacific Gas & Electric Company	5.40	1-15-2040	310,000	382,387
Pacific Gas & Electric Company	6.35	2-15-2038	70,000	95,014
Pacific Gas & Electric Company	8.25	10-15-2018	175,000	187,335
Pacific Gas & Electric Corporation	5.13	11-15-2043	175,000	213,206
Puget Energy Incorporated	3.65	5-15-2025	140,000	144,042
Puget Energy Incorporated	6.00	9-1-2021	175,000	197,602
Puget Sound Energy Incorporated	5.80	3-15-2040	35,000	45,539
Puget Sound Energy Incorporated	6.27	3-15-2037	231,000	308,096
San Diego Gas & Electric Company	3.00	8-15-2021	300,000	311,014
San Diego Gas & Electric Company	6.00	6-1-2039	371,000	495,576

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	225

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Multi-Utilities (continued)
Scana Corporation	4.75%	5-15-2021	$175,000	$185,319
WEC Energy Group Incorporated	2.45	6-15-2020	105,000	106,332
WEC Energy Group Incorporated	3.55	6-15-2025	140,000	146,214
Xcel Energy Incorporated	4.70	5-15-2020	175,000	185,413

				7,578,388

Water Utilities: 0.04%
American Water Capital Corporation	3.40	3-1-2025	210,000	219,651

Total Corporate Bonds and Notes (Cost $434,097,252)				454,996,492

Yankee Corporate Bonds and Notes: 19.56%

Consumer Discretionary: 0.14%

Auto Components: 0.03%
Magna International Incorporated	4.15	10-1-2025	175,000	188,397

Media: 0.11%
WPP Finance 2010	3.63	9-7-2022	245,000	255,598
WPP Finance 2010	3.75	9-19-2024	200,000	206,336
WPP Finance 2010	5.63	11-15-2043	140,000	161,809

				623,743

Consumer Staples: 0.24%

Beverages: 0.24%
Coca-Cola Femsa SAB de CV	3.88	11-26-2023	300,000	320,060
Coca-Cola Femsa SAB de CV	4.63	2-15-2020	200,000	212,777
Diageo Capital plc	2.63	4-29-2023	210,000	214,063
Diageo Capital plc	3.88	4-29-2043	161,000	166,315
Diageo Capital plc	5.88	9-30-2036	122,000	159,152
Fomento Economico Mexicano SAB de CV	2.88	5-10-2023	200,000	201,083
Fomento Economico Mexicano SAB de CV	4.38	5-10-2043	150,000	153,268

				1,426,718

Energy: 2.16%

Oil, Gas & Consumable Fuels: 2.16%
BP Capital Markets plc	2.24	5-10-2019	280,000	282,444
BP Capital Markets plc	2.52	1-15-2020	700,000	712,259
BP Capital Markets plc	3.25	5-6-2022	525,000	546,435
BP Capital Markets plc	3.81	2-10-2024	350,000	372,380
BP Capital Markets plc	4.50	10-1-2020	350,000	376,752
BP Capital Markets plc	4.75	3-10-2019	315,000	329,490
Canadian National Resources Limited	6.75	2-1-2039	110,000	134,207
Canadian Natural Resources Limited	3.90	2-1-2025	210,000	215,368
Canadian Natural Resources Limited	6.25	3-15-2038	1,150,000	1,353,115
Cenovus Energy Incorporated	3.00	8-15-2022	145,000	139,716
Cenovus Energy Incorporated 144A	4.25	4-15-2027	800,000	772,225
Cenovus Energy Incorporated	4.45	9-15-2042	320,000	267,950
Cenovus Energy Incorporated	5.70	10-15-2019	200,000	210,220

The accompanying notes are an integral part of these financial statements.

226	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Cenovus Energy Incorporated	6.75%	11-15-2039	$240,000	$259,354
Enbridge Incorporated	3.50	6-10-2024	700,000	711,822
Husky Energy Incorporated	4.00	4-15-2024	350,000	359,814
Husky Energy Incorporated	6.80	9-15-2037	70,000	87,834
Husky Energy Incorporated	7.25	12-15-2019	395,000	438,309
Petro-Canada	5.95	5-15-2035	140,000	169,871
Suncor Energy Incorporated	3.60	12-1-2024	420,000	433,881
Suncor Energy Incorporated	5.95	12-1-2034	52,000	63,391
Suncor Energy Incorporated	6.50	6-15-2038	280,000	363,690
Total Capital Canada Limited	2.75	7-15-2023	245,000	250,340
Total Capital International SA	2.13	1-10-2019	350,000	352,427
Total Capital International SA	2.70	1-25-2023	385,000	392,441
Total Capital International SA	2.88	2-17-2022	175,000	180,040
Total Capital International SA	3.75	4-10-2024	350,000	374,213
Total Capital SA	4.13	1-28-2021	70,000	75,047
Total Capital SA	4.45	6-24-2020	350,000	375,756
TransCanada PipeLines Limited	2.50	8-1-2022	640,000	644,459
TransCanada PipeLines Limited	3.75	10-16-2023	175,000	185,735
TransCanada PipeLines Limited	3.80	10-1-2020	210,000	220,949
TransCanada PipeLines Limited	5.00	10-16-2043	350,000	408,060
TransCanada PipeLines Limited	5.60	3-31-2034	70,000	84,608
TransCanada PipeLines Limited	6.10	6-1-2040	210,000	274,188
TransCanada PipeLines Limited	7.63	1-15-2039	350,000	515,450

				12,934,240

Financials: 11.11%

Banks: 9.00%
Australia & New Zealand Banking Group Limited	2.25	6-13-2019	700,000	707,552
Australia & New Zealand Banking Group Limited	2.30	6-1-2021	750,000	753,756
Australia & New Zealand Banking Group Limited	2.70	11-16-2020	1,300,000	1,326,777
Bancolombia SA	5.95	6-3-2021	200,000	221,500
Bank of Montreal	1.50	7-18-2019	1,600,000	1,592,983
Bank of Montreal	1.90	8-27-2021	270,000	268,516
Bank of Montreal	2.55	11-6-2022	700,000	708,254
Bank of Nova Scotia	1.95	1-15-2019	525,000	527,388
Bank of Nova Scotia	2.80	7-21-2021	1,805,000	1,848,780
Bank of Nova Scotia	4.38	1-13-2021	350,000	375,216
Barclays plc	2.75	11-8-2019	472,000	477,684
Barclays plc	2.88	6-8-2020	300,000	303,740
Barclays plc	3.25	1-12-2021	500,000	510,982
Barclays plc	4.38	1-12-2026	800,000	841,155
Barclays plc	5.20	5-12-2026	500,000	534,812
Barclays plc	5.25	8-17-2045	500,000	571,818
BNP Paribas	2.40	12-12-2018	420,000	423,802
BNP Paribas	3.25	3-3-2023	300,000	310,719
BNP Paribas	4.25	10-15-2024	400,000	421,589
BNP Paribas	5.00	1-15-2021	1,105,000	1,207,531
BPCE SA	2.50	7-15-2019	1,700,000	1,717,932
BPCE SA	2.75	12-2-2021	330,000	335,277

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	227

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)
BPCE SA	4.00%	4-15-2024	$500,000	$534,472
Cooperatieve Rabobank UA	3.75	7-21-2026	780,000	796,503
Credit Suisse (New York)	3.00	10-29-2021	700,000	718,351
Credit Suisse (New York)	5.40	1-14-2020	300,000	322,383
Credit Suisse Group Funding (Guernsey) Limited	3.45	4-16-2021	250,000	258,009
Credit Suisse Group Funding Limited	3.75	3-26-2025	700,000	717,478
Credit Suisse Group Funding Limited	4.55	4-17-2026	750,000	806,217
Credit Suisse Group Funding Limited	4.88	5-15-2045	500,000	558,876
Deutsche Bank AG	3.13	1-13-2021	350,000	355,162
HSBC Holdings plc	3.90	5-25-2026	700,000	734,600
HSBC Holdings plc	4.00	3-30-2022	200,000	212,790
HSBC Holdings plc	4.88	1-14-2022	175,000	192,145
HSBC Holdings plc	6.10	1-14-2042	280,000	374,323
HSBC Holdings plc	6.50	5-2-2036	200,000	259,227
HSBC Holdings plc	6.80	6-1-2038	245,000	330,773
Intesa Sanpaolo SpA	5.25	1-12-2024	500,000	555,358
Lloyds Banking Group plc	4.50	11-4-2024	3,100,000	3,272,039
Lloyds Banking Group plc	4.58	12-10-2025	250,000	263,343
Lloyds Banking Group plc	5.30	12-1-2045	300,000	351,843
Mitsubishi UFJ Financial Group Incorporated	2.19	9-13-2021	700,000	696,065
Mitsubishi UFJ Financial Group Incorporated	2.76	9-13-2026	560,000	546,577
Mitsubishi UFJ Financial Group Incorporated	2.95	3-1-2021	612,000	626,007
Mitsubishi UFJ Financial Group Incorporated	3.85	3-1-2026	525,000	554,543
Mizuho Financial Group	2.95	2-28-2022	750,000	762,654
National Australia Bank Limited	2.50	7-12-2026	1,600,000	1,539,811
National Australia Bank Limited	3.00	1-20-2023	350,000	358,496
NIBC Bank NV	4.88	11-19-2019	560,000	596,063
Perrigo Finance Unlimited Company	4.38	3-15-2026	500,000	518,938
Rabobank Nederland NV	3.88	2-8-2022	350,000	373,600
RaboBank Nederland NV	4.50	1-11-2021	350,000	375,879
Rabobank Nederland NV	4.63	12-1-2023	750,000	815,368
Rabobank Nederland NV	5.75	12-1-2043	250,000	312,630
Royal Bank of Canada	2.00	12-10-2018	250,000	251,044
Royal Bank of Canada	2.15	3-15-2019	350,000	353,020
Royal Bank of Canada	2.15	3-6-2020	300,000	302,294
Royal Bank of Canada	2.50	1-19-2021	350,000	355,465
Royal Bank of Canada	4.65	1-27-2026	1,350,000	1,460,416
Royal Bank of Scotland Group plc	3.88	9-12-2023	200,000	204,756
Royal Bank of Scotland Group plc	4.80	4-5-2026	3,000,000	3,211,516
Santander UK plc	2.35	9-10-2019	240,000	242,341
Santander UK plc	2.50	3-14-2019	1,300,000	1,313,445
Santander UK plc	4.00	3-13-2024	525,000	559,678
Skandinaviska Enskilda	2.63	3-15-2021	500,000	507,771
Sumitomo Mitsui Banking Corporation	2.25	7-11-2019	750,000	755,338
Sumitomo Mitsui Banking Corporation	3.95	7-19-2023	250,000	267,646
Sumitomo Mitsui Financial Group	3.01	10-19-2026	655,000	652,143
Sumitomo Mitsui Financial Group	3.78	3-9-2026	700,000	737,737
Svenska Handelsbanken AB	2.50	1-25-2019	260,000	262,811
Svenska Handelsbanken AB	1.88	9-7-2021	500,000	495,389
Svenska Handelsbanken AB	2.25	6-17-2019	500,000	504,392

The accompanying notes are an integral part of these financial statements.

228	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)
Svenska Handelsbanken AB	2.45%	3-30-2021	$750,000	$759,333
Toronto Dominion Bank	1.80	7-13-2021	1,000,000	991,686
Toronto Dominion Bank	2.13	7-2-2019	350,000	352,734
Toronto Dominion Bank	2.50	12-14-2020	560,000	569,395
Toronto Dominion Bank	2.63	9-10-2018	420,000	424,465
Toronto Dominion Bank (5 Year USD Swap Rate +2.21%) ±	3.63	9-15-2031	525,000	526,032
Westpac Banking Corporation	2.10	5-13-2021	350,000	349,761
Westpac Banking Corporation	2.15	3-6-2020	290,000	292,273
Westpac Banking Corporation	2.25	1-17-2019	175,000	176,205
Westpac Banking Corporation	2.30	5-26-2020	700,000	707,812
Westpac Banking Corporation	2.85	5-13-2026	700,000	694,573

				53,959,757

Capital Markets: 0.63%
Deutsche Bank AG (London)	2.50	2-13-2019	350,000	351,759
Deutsche Bank AG (London)	2.85	5-10-2019	420,000	424,723
Deutsche Bank AG (London)	3.38	5-12-2021	420,000	429,776
Deutsche Bank AG (London)	3.70	5-30-2024	1,500,000	1,534,057
Invesco Finance plc	4.00	1-30-2024	175,000	187,301
Invesco Finance plc	5.38	11-30-2043	175,000	213,249
Nomura Holdings Incorporated	2.75	3-19-2019	350,000	354,323
Nomura Holdings Incorporated	6.70	3-4-2020	249,000	275,562

				3,770,750

Diversified Financial Services: 1.21%
Barrick Australian Finance Proprietary Limited	5.95	10-15-2039	135,000	166,260
BHP Billiton Finance USA Limited	2.88	2-24-2022	1,300,000	1,340,117
BHP Billiton Finance USA Limited	3.85	9-30-2023	200,000	217,095
BHP Billiton Finance USA Limited	5.00	9-30-2043	350,000	414,596
Burlington Resources Finance Company	7.20	8-15-2031	350,000	474,398
ConocoPhillips Canada Funding Company	5.95	10-15-2036	210,000	262,170
GE Capital International Funding Company	2.34	11-15-2020	300,000	303,674
GE Capital International Funding Company	3.37	11-15-2025	550,000	572,850
Shell International Finance BV	2.25	1-6-2023	175,000	174,967
Shell International Finance BV	2.38	8-21-2022	175,000	176,662
Shell International Finance BV	2.88	5-10-2026	230,000	231,282
Shell International Finance BV	3.25	5-11-2025	350,000	362,934
Shell International Finance BV	3.40	8-12-2023	175,000	184,334
Shell International Finance BV	3.63	8-21-2042	175,000	167,862
Shell International Finance BV	4.13	5-11-2035	350,000	373,245
Shell International Finance BV	4.38	3-25-2020	350,000	372,878
Shell International Finance BV	4.38	5-11-2045	350,000	374,564
Shell International Finance BV	6.38	12-15-2038	245,000	334,069
UBS AG	2.35	3-26-2020	500,000	504,734
UBS AG	2.38	8-14-2019	225,000	227,293

				7,235,984

Insurance: 0.27%
AON plc	4.00	11-27-2023	105,000	113,046

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	229

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Insurance (continued)
AON plc	4.60%	6-14-2044	$420,000	$453,962
AXA SA	8.60	12-15-2030	455,000	658,044
XLIT Limited	2.30	12-15-2018	245,000	246,408
XLIT Limited	5.25	12-15-2043	140,000	160,830

				1,632,290

Health Care: 1.60%

Health Care Equipment & Supplies: 0.06%
Covidien International Finance SA	6.55	10-15-2037	280,000	380,221

Pharmaceuticals: 1.54%
Actavis Funding SCS	3.85	6-15-2024	350,000	369,239
Actavis Funding SCS	4.75	3-15-2045	700,000	765,234
Actavis Funding SCS	4.85	6-15-2044	350,000	385,416
Allergan Funding Company	2.45	6-15-2019	310,000	312,899
AstraZeneca plc	1.95	9-18-2019	1,000,000	1,000,732
AstraZeneca plc	2.38	11-16-2020	350,000	352,876
AstraZeneca plc	3.38	11-16-2025	500,000	511,583
AstraZeneca plc	4.00	9-18-2042	385,000	382,343
AstraZeneca plc	6.45	9-15-2037	180,000	238,066
Mylan NV	3.95	6-15-2026	700,000	713,124
Novartis Securities Investment Limited	5.13	2-10-2019	700,000	734,979
Sanofi Aventis	4.00	3-29-2021	490,000	524,196
Shire Acquisitions Investment Ireland Limited	2.40	9-23-2021	400,000	397,131
Shire Acquisitions Investments Ireland Limited	1.90	9-23-2019	190,000	189,430
Shire plc ADR	3.20	9-23-2026	560,000	551,125
Teva Pharmaceutical Finance BV	2.20	7-21-2021	500,000	475,832
Teva Pharmaceutical Finance BV	2.95	12-18-2022	350,000	334,855
Teva Pharmaceutical Finance BV	3.15	10-1-2026	875,000	800,685
Teva Pharmaceuticals Industries Incorporated	1.70	7-19-2019	190,000	185,685

				9,225,430

Industrials: 0.95%

Aerospace & Defense: 0.05%
Embraer Netherlands Finance BV	5.05	6-15-2025	290,000	308,473

Industrial Conglomerates: 0.16%
Koninklijke Philips Electronics NV	3.75	3-15-2022	350,000	370,784
Koninklijke Philips Electronics NV	6.88	3-11-2038	175,000	239,580
Tyco Electronics Group SA	7.13	10-1-2037	245,000	353,183

				963,547

Road & Rail: 0.29%
Canadian National Railway Company	5.55	3-1-2019	304,000	321,287
Canadian National Railway Company	6.20	6-1-2036	140,000	186,764
Canadian National Railway Company	6.38	11-15-2037	385,000	533,753
Canadian Pacific Railway Company	4.45	3-15-2023	140,000	152,911
Canadian Pacific Railway Company	5.95	5-15-2037	45,000	57,128
Canadian Pacific Railway Company	6.13	9-15-2115	350,000	447,187

The accompanying notes are an integral part of these financial statements.

230	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Road & Rail (continued)
Canadian Pacific Railway Company	7.25%	5-15-2019	$45,000	$48,878

				1,747,908

Trading Companies & Distributors: 0.45%
AerCap Ireland Capital Limited	3.75	5-15-2019	577,000	591,953
AerCap Ireland Capital Limited	3.95	2-1-2022	520,000	542,436
AerCap Ireland Capital Limited	4.50	5-15-2021	795,000	844,957
AerCap Ireland Capital Limited	4.63	10-30-2020	665,000	708,853

				2,688,199

Information Technology: 0.22%

Internet Software & Services: 0.16%
Alibaba Group Holding Company	3.13	11-28-2021	250,000	257,151
Alibaba Group Holding Limited	3.60	11-28-2024	200,000	209,171
Baidu Incorporated	2.75	6-9-2019	525,000	529,676

				995,998

Technology Hardware, Storage & Peripherals: 0.06%
Seagate HDD Cayman	4.75	1-1-2025	350,000	341,029

				341,029

Materials: 1.39%

Chemicals: 0.52%
Agrium Incorporated	3.50	6-1-2023	210,000	217,571
Agrium Incorporated	4.90	6-1-2043	140,000	154,573
Agrium Incorporated	6.13	1-15-2041	115,000	141,977
Agrium Incorporated	6.75	1-15-2019	210,000	222,929
LYB International Finance BV	4.00	7-15-2023	700,000	744,914
LyondellBasell Industries NV	4.63	2-26-2055	350,000	353,775
LyondellBasell Industries NV	5.00	4-15-2019	400,000	416,389
LyondellBasell Industries NV	5.75	4-15-2024	250,000	287,740
Potash Corporation of Saskatchewan Incorporated	4.88	3-30-2020	178,000	188,747
Potash Corporation of Saskatchewan Incorporated	5.63	12-1-2040	140,000	167,278
Potash Corporation of Saskatchewan Incorporated	5.88	12-1-2036	157,000	189,243
Potash Corporation of Saskatchewan Incorporated	6.50	5-15-2019	45,000	48,175

				3,133,311

Metals & Mining: 0.76%
Barrick Gold Corporation	4.10	5-1-2023	154,000	169,333
Goldcorp Incorporated	3.70	3-15-2023	210,000	219,080
Rio Tinto Finance (USA) Limited	2.88	8-21-2022	8,000	8,199
Rio Tinto Finance (USA) Limited	4.13	8-21-2042	175,000	183,726
Rio Tinto Finance (USA) Limited	4.75	3-22-2042	875,000	1,008,812
Rio Tinto Finance (USA) Limited	5.20	11-2-2040	330,000	399,580
Rio Tinto Finance (USA) Limited	7.13	7-15-2028	350,000	473,343
Vale Overseas Limited	4.38	1-11-2022	140,000	147,770
Vale Overseas Limited	4.63	9-15-2020	210,000	222,863
Vale Overseas Limited	6.88	11-21-2036	382,000	436,817

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	231

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Metals & Mining (continued)
Vale Overseas Limited	6.88%	11-10-2039	$91,000	$103,740
Vale Overseas Limited	8.25	1-17-2034	540,000	674,347
Vale SA	5.63	9-11-2042	525,000	534,187

				4,581,797

Paper & Forest Products: 0.11%
Celulosa Arauco y Constitucion SA	4.75	1-11-2022	350,000	371,242
Celulosa Arauco y Constitucion SA	7.25	7-29-2019	245,000	267,640

				638,882

Telecommunication Services: 1.75%

Diversified Telecommunication Services: 1.02%
British Telecommunications plc	9.13	12-15-2030	455,000	704,019
Deutsche Telekom International Finance BV	6.00	7-8-2019	350,000	375,307
Deutsche Telekom International Finance BV	9.25	6-1-2032	350,000	557,929
France Telecom SA	5.38	7-8-2019	420,000	446,282
France Telecom SA	5.38	1-13-2042	350,000	416,567
Orange SA	2.75	2-6-2019	350,000	354,752
Orange SA	9.00	3-1-2031	427,000	654,209
Telefonica Emisiones SAU	4.10	3-8-2027	750,000	783,650
Telefonica Emisiones SAU	4.57	4-27-2023	300,000	330,105
Telefonica Emisiones SAU	5.13	4-27-2020	511,000	549,996
Telefonica Emisiones SAU	5.21	3-8-2047	500,000	556,034
Telefonica Europe BV	8.25	9-15-2030	294,000	419,106

				6,147,956

Wireless Telecommunication Services: 0.73%
America Movil SAB de CV	3.13	7-16-2022	220,000	227,931
America Movil SAB de CV	4.38	7-16-2042	250,000	259,134
America Movil SAB de CV	5.00	3-30-2020	700,000	753,872
America Movil SAB de CV	6.13	11-15-2037	70,000	86,056
America Movil SAB de CV	6.38	3-1-2035	395,000	500,947
Rogers Communications Incorporated	3.00	3-15-2023	140,000	142,438
Rogers Communications Incorporated	4.50	3-15-2043	140,000	148,372
Rogers Communications Incorporated	5.00	3-15-2044	470,000	540,227
Vodafone Group plc	2.50	9-26-2022	350,000	353,199
Vodafone Group plc	2.95	2-19-2023	190,000	193,683
Vodafone Group plc	4.38	2-19-2043	350,000	355,852
Vodafone Group plc	5.45	6-10-2019	280,000	296,941
Vodafone Group plc	6.25	11-30-2032	210,000	260,419
Vodafone Group plc	7.88	2-15-2030	175,000	238,830

				4,357,901

Total Yankee Corporate Bonds and Notes (Cost $113,003,284)				117,282,531

The accompanying notes are an integral part of these financial statements.

232	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Yield	Shares	Value

Short-Term Investments: 0.44%

Investment Companies: 0.44%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.92%	2,648,131	$2,648,131

Total Short-Term Investments (Cost $2,648,131)			2,648,131

Total investments in securities (Cost $549,748,667) *	95.90%	574,927,154
Other assets and liabilities, net	4.10	24,557,349

Total net assets	100.00%	$599,484,503

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

Investments In Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period
Investment companies - 0.44%
Wells Fargo Government Money Market Fund Select Class	0	94,644,796	91,996,665	2,648,131	$0	$0	$11,991	$2,648,131

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	233

STRATEGIC RETIREMENT BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 1.89%
FHLMC ¤	0.00%	11-29-2019	$155,000	$149,212
FHLMC	1.38	2-28-2019	550,000	549,650
FHLMC	2.05	7-13-2021	55,000	55,012
FHLMC	2.13	6-9-2023	35,000	35,492
FHLMC	3.00	9-10-2021	125,000	131,452
FHLMC	3.25	6-9-2023	370,000	396,397
FNMA ¤	0.00	10-9-2019	480,000	463,032
FNMA	1.38	5-1-2020	390,000	389,520
FNMA	1.38	10-7-2021	45,000	44,443
FNMA	1.50	6-22-2020	33,000	33,053
FNMA	1.50	11-30-2020	234,000	233,417
FNMA	2.13	4-24-2026	353,000	350,034

Total Agency Securities (Cost $2,820,974)				2,830,714

U.S. Treasury Securities: 95.09%
TIPS	0.13	4-15-2019	3,102,628	3,108,809
TIPS	0.13	4-15-2020	5,096,015	5,121,751
TIPS	0.13	4-15-2021	3,341,306	3,356,968
TIPS	0.13	1-15-2022	4,150,390	4,174,761
TIPS	0.13	4-15-2022	1,851,252	1,857,065
TIPS	0.13	7-15-2022	4,274,487	4,308,905
TIPS	0.13	1-15-2023	4,302,105	4,309,196
TIPS	0.13	7-15-2024	2,948,284	2,937,295
TIPS	0.13	7-15-2026	3,629,753	3,565,505
TIPS	0.25	1-15-2025	3,278,319	3,269,729
TIPS	0.38	7-15-2023	2,558,749	2,604,769
TIPS	0.38	7-15-2025	3,945,716	3,979,110
TIPS	0.38	1-15-2027	3,229,674	3,225,832
TIPS	0.38	7-15-2027	1,001,350	1,003,235
TIPS	0.63	7-15-2021	1,987,767	2,047,746
TIPS	0.63	1-15-2024	4,252,699	4,368,779
TIPS	0.63	1-15-2026	3,822,503	3,910,433
TIPS	1.13	1-15-2021	3,561,925	3,711,250
TIPS	1.25	7-15-2020	3,206,650	3,345,970
TIPS	1.38	1-15-2020	1,534,831	1,591,257
TIPS	1.88	7-15-2019	1,894,027	1,972,295
TIPS	2.13	1-15-2019	1,141	1,176
TIPS	2.38	1-15-2025	2,857,557	3,292,761
TIPS	2.38	1-15-2027	1,260,786	1,490,426
U.S. Treasury Bond	6.88	8-15-2025	20,000	27,221
U.S. Treasury Note	0.75	9-30-2018	44,000	43,756
U.S. Treasury Note	0.75	10-31-2018	18,000	17,893
U.S. Treasury Note	0.88	10-15-2018	300,000	298,734
U.S. Treasury Note	0.88	4-15-2019	690,000	685,095
U.S. Treasury Note	0.88	5-15-2019	690,000	684,906
U.S. Treasury Note	0.88	6-15-2019	691,000	685,656
U.S. Treasury Note	0.88	7-31-2019	573,000	568,210
U.S. Treasury Note	1.00	9-15-2018	299,000	298,229
U.S. Treasury Note	1.00	11-30-2018	713,000	710,660
U.S. Treasury Note	1.00	6-30-2019	532,000	529,049

The accompanying notes are an integral part of these financial statements.

234	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

STRATEGIC RETIREMENT BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	1.00%	10-15-2019	$690,000	$685,095
U.S. Treasury Note	1.13	5-31-2019	262,000	261,202
U.S. Treasury Note	1.13	4-30-2020	689,000	684,209
U.S. Treasury Note	1.13	7-31-2021	818,000	803,525
U.S. Treasury Note	1.13	9-30-2021	820,000	804,080
U.S. Treasury Note	1.25	10-31-2018	772,000	771,879
U.S. Treasury Note	1.25	12-15-2018	688,000	687,704
U.S. Treasury Note	1.25	1-31-2019	682,000	681,680
U.S. Treasury Note	1.25	4-30-2019	832,000	831,188
U.S. Treasury Note	1.25	6-30-2019	713,000	712,109
U.S. Treasury Note	1.25	10-31-2019	569,000	567,889
U.S. Treasury Note	1.25	10-31-2021	818,000	805,538
U.S. Treasury Note	1.25	7-31-2023	753,000	728,145
U.S. Treasury Note	1.38	9-30-2018	10,000	10,011
U.S. Treasury Note	1.38	2-28-2019	674,000	674,816
U.S. Treasury Note	1.38	1-15-2020	686,000	686,107
U.S. Treasury Note	1.38	1-31-2020	538,000	538,084
U.S. Treasury Note	1.38	2-15-2020	449,000	449,000
U.S. Treasury Note	1.38	3-31-2020	275,000	274,946
U.S. Treasury Note	1.38	4-30-2020	823,000	822,550
U.S. Treasury Note	1.38	5-31-2020	99,000	98,930
U.S. Treasury Note	1.38	10-31-2020	825,000	822,325
U.S. Treasury Note	1.38	4-30-2021	814,000	808,626
U.S. Treasury Note	1.38	6-30-2023	744,000	725,400
U.S. Treasury Note	1.38	8-31-2023	750,000	729,814
U.S. Treasury Note	1.38	9-30-2023	339,000	329,717
U.S. Treasury Note	1.50	1-31-2019	768,000	770,160
U.S. Treasury Note	1.50	2-28-2019	789,000	791,188
U.S. Treasury Note	1.50	11-30-2019	822,000	824,633
U.S. Treasury Note	1.50	4-15-2020	686,000	687,903
U.S. Treasury Note	1.50	5-15-2020	687,000	688,744
U.S. Treasury Note	1.50	5-31-2020	823,000	824,961
U.S. Treasury Note	1.50	8-15-2026	1,192,000	1,134,356
U.S. Treasury Note	1.63	8-31-2019	819,000	823,671
U.S. Treasury Note	1.63	3-15-2020	684,000	688,141
U.S. Treasury Note	1.63	6-30-2020	822,000	826,592
U.S. Treasury Note	1.63	7-31-2020	819,000	823,671
U.S. Treasury Note	1.63	11-30-2020	821,000	824,432
U.S. Treasury Note	1.63	8-15-2022	669,000	666,361
U.S. Treasury Note	1.63	4-30-2023	743,000	735,454
U.S. Treasury Note	1.63	5-31-2023	20,000	19,790
U.S. Treasury Note	1.63	10-31-2023	746,000	735,976
U.S. Treasury Note	1.63	2-15-2026	1,186,000	1,145,370
U.S. Treasury Note	1.63	5-15-2026	1,174,000	1,131,351
U.S. Treasury Note	1.75	9-30-2019	275,000	277,234
U.S. Treasury Note	1.75	10-31-2020	733,000	739,127
U.S. Treasury Note	1.75	2-28-2022	748,000	750,659
U.S. Treasury Note	1.75	3-31-2022	749,000	751,194
U.S. Treasury Note	1.75	5-31-2022	812,000	813,998
U.S. Treasury Note	1.75	1-31-2023	10,000	9,982

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	235

STRATEGIC RETIREMENT BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	1.88%	6-30-2020	$586,000	$593,508
U.S. Treasury Note	1.88	4-30-2022	805,000	811,383
U.S. Treasury Note	1.88	8-31-2022	742,000	747,159
U.S. Treasury Note	2.00	7-31-2020	434,000	441,086
U.S. Treasury Note	2.00	9-30-2020	636,000	646,285
U.S. Treasury Note	2.00	11-30-2020	674,000	684,795
U.S. Treasury Note	2.00	5-31-2021	724,000	735,284
U.S. Treasury Note	2.00	10-31-2021	744,000	754,986
U.S. Treasury Note	2.00	2-15-2022	756,000	767,251
U.S. Treasury Note	2.00	2-15-2023	285,000	288,139
U.S. Treasury Note	2.00	4-30-2024	10,000	10,050
U.S. Treasury Note	2.00	5-31-2024	739,000	742,435
U.S. Treasury Note	2.00	6-30-2024	740,000	742,977
U.S. Treasury Note	2.00	2-15-2025	1,207,000	1,207,330
U.S. Treasury Note	2.00	8-15-2025	1,208,000	1,205,216
U.S. Treasury Note	2.00	11-15-2026	10,000	9,909
U.S. Treasury Note	2.13	8-31-2020	705,000	718,990
U.S. Treasury Note	2.13	1-31-2021	692,000	705,921
U.S. Treasury Note	2.13	12-31-2021	744,000	758,589
U.S. Treasury Note	2.13	2-29-2024	733,000	742,993
U.S. Treasury Note	2.25	3-31-2021	693,000	709,973
U.S. Treasury Note	2.25	7-31-2021	738,000	756,162
U.S. Treasury Note	2.25	12-31-2023	732,000	748,098
U.S. Treasury Note	2.25	1-31-2024	729,000	744,719
U.S. Treasury Note	2.25	11-15-2025	1,203,000	1,221,468
U.S. Treasury Note	2.25	2-15-2027	225,000	227,531
U.S. Treasury Note	2.25	8-15-2027	270,000	272,964
U.S. Treasury Note	2.38	12-31-2020	668,000	686,866
U.S. Treasury Note	2.38	8-15-2024	1,188,000	1,221,366
U.S. Treasury Note	2.38	5-15-2027	453,000	462,839
U.S. Treasury Note	2.50	8-15-2023	559,000	579,897
U.S. Treasury Note	2.50	5-15-2024	1,172,000	1,214,485
U.S. Treasury Note	2.63	8-15-2020	798,000	825,338
U.S. Treasury Note	2.63	11-15-2020	275,000	284,754
U.S. Treasury Note	2.75	11-15-2023	1,082,000	1,138,763
U.S. Treasury Note	3.38	11-15-2019	823,000	859,263
U.S. Treasury Note	3.50	5-15-2020	759,000	801,160
U.S. Treasury Note	3.63	8-15-2019	710,000	741,451
U.S. Treasury Note	3.63	2-15-2020	906,000	955,335
U.S. Treasury Note	6.00	2-15-2026	396,000	518,775
U.S. Treasury Note	6.50	11-15-2026	30,000	41,159
U.S. Treasury Note	7.88	2-15-2021	352,000	426,786
U.S. Treasury Note	8.00	11-15-2021	421,000	529,884
U.S. Treasury Note	8.13	5-15-2021	339,000	419,023
U.S. Treasury Note	8.13	8-15-2021	340,000	425,053
U.S. Treasury Note	8.50	2-15-2020	358,000	419,923
U.S. Treasury Note	8.75	5-15-2020	351,000	419,637
U.S. Treasury Note	8.75	8-15-2020	376,000	455,124

Total U.S. Treasury Securities (Cost $140,965,830)				142,006,031

The accompanying notes are an integral part of these financial statements.

236	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

STRATEGIC RETIREMENT BOND PORTFOLIO

Security name	Yield	Shares	Value

Short-Term Investments: 0.34%

Investment Companies: 0.34%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.92%	510,469	$510,469

Total Short-Term Investments (Cost $510,469)			510,469

Total investments in securities (Cost $144,297,273)	97.32%	145,347,214
Other assets and liabilities, net	2.68	3,995,471

Total net assets	100.00%	$149,342,685

¤	The security is issued in zero coupon form with no periodic interest payments.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

Investments In Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period
Investment companies - 0.34%
Wells Fargo Government Money Market Fund Select Class	0	15,657,781	15,147,312	510,469	$0	$0	$1,484	$510,469

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	237

U.S. REIT PORTFOLIO

Security name	Shares	Value

Common Stocks: 99.95%

Real Estate: 99.95%

Equity REITs: 99.95%
Acadia Realty Trust	6,661	$191,104
Alexandria Real Estate Equities Incorporated	7,284	883,624
American Assets Trust Incorporated	3,204	130,146
American Campus Communities Incorporated	11,201	533,056
American Homes 4 Rent Class A	18,173	402,714
Apartment Investment & Management Company Class A	12,820	581,130
Apple Hospitality REIT Incorporated	17,009	309,224
Armada Hoffler Properties Incorporated	3,575	47,798
AvalonBay Communities Incorporated	11,261	2,114,028
Boston Properties Incorporated	12,284	1,481,450
Brandywine Realty Trust	13,996	240,451
Brixmor Property Group Incorporated	23,382	437,711
Camden Property Trust	7,034	629,404
CBL & Associates Properties Incorporated	13,090	104,720
Chatham Lodging Trust	3,007	60,982
Chesapeake Lodging Trust	4,690	120,017
Colony NorthStar Incorporated Class A	42,257	553,989
Columbia Property Trust Incorporated	10,045	210,945
CoreCivic Incorporated	9,501	254,627
Corporate Office Properties Trust	8,112	270,616
Cousins Properties Incorporated	33,645	314,581
CubeSmart REIT	14,451	356,217
DCT Industrial Trust Incorporated	7,300	425,955
DDR Corporation	23,339	225,922
DiamondRock Hospitality	15,796	173,597
Digital Realty Trust Incorporated	12,911	1,527,888
Douglas Emmett Incorporated	11,861	462,105
Duke Realty Corporation	28,693	852,756
DuPont Fabros Technology Incorporated	6,234	401,221
Easterly Government Properties Incorporated	3,004	60,260
EastGroup Properties Incorporated	2,616	232,458
Education Realty Trust Incorporated	6,002	231,917
Empire State Realty Trust Incorporated	12,709	258,628
Equity Commonwealth †	9,999	309,370
Equity Lifestyle Properties Incorporated	6,602	588,572
Equity Residential	29,726	1,996,101
Essex Property Trust Incorporated	5,334	1,418,697
Extra Space Storage Incorporated	9,785	759,610
Federal Realty Investment Trust	5,713	725,151
Felcor Lodging Trust Incorporated	10,010	73,073
First Industrial Realty Trust Incorporated	9,489	293,970
First Potomac Realty Trust	4,634	51,576
Forest City Realty Trust Incorporated	21,115	505,915
Franklin Street Properties Corporation	8,446	84,207
Gaming and Leisure Properties Incorporated	15,488	606,975
GGP Incorporated	49,856	1,034,512
Government Properties Income	7,571	140,442

The accompanying notes are an integral part of these financial statements.

238	Wells Fargo Target Date Funds	Portfolio of investments—August 31, 2017 (unaudited)

U.S. REIT PORTFOLIO

Security name	Shares	Value

Equity REITs (continued)
HCP Incorporated	37,681	$1,123,272
Healthcare Realty Trust Incorporated	9,195	306,011
Healthcare Trust of America Incorporated Class A	15,529	482,486
Hersha Hospitality Trust	3,233	59,940
Highwoods Properties Incorporated	8,101	423,115
Hospitality Properties Trust	12,873	352,205
Host Hotels & Resorts Incorporated	57,535	1,042,534
Hudson Pacific Properties Incorporated	12,409	409,497
Independence Realty Trust Incorporated	5,617	57,799
Invitation Homes Incorporated	6,822	157,861
Iron Mountain Incorporated	20,232	797,545
Jernigan Capital Incorporated	1,011	19,654
Kilroy Realty Corporation	7,822	541,518
Kimco Realty Corporation	31,902	625,917
Kite Realty Group Trust	6,598	132,752
Lamar Advertising Company Class A	6,653	442,824
LaSalle Hotel Properties	8,955	254,143
Liberty Property Trust	11,833	504,087
Life Storage Incorporated	3,662	269,487
LTC Properties Incorporated	3,128	152,115
Mack-Cali Realty Corporation	6,545	149,815
Mid-America Apartment Communities Incorporated	9,104	969,216
Monogram Residential Trust Class I	13,407	160,884
National Health Investors Incorporated	3,164	253,689
National Storage Affiliates	3,522	78,611
New York REIT Incorporated	13,373	110,194
NorthStar Realty Europe Corporation	4,022	49,993
Outfront Media Incorporated	10,908	239,976
Paramount Group Incorporated	15,752	248,567
Park Hotels & Resorts Incorporated	11,459	305,840
Parkway Incorporated	3,505	80,475
Pebblebrook Hotel Trust	5,507	184,980
Pennsylvania Real Estate Investment Trust	5,444	54,603
Piedmont Office Realty Trust Incorporated Class A	11,494	232,754
Prologis Incorporated	41,485	2,628,490
PS Business Parks Incorporated	1,588	214,555
Public Storage Incorporated	12,062	2,476,811
Quality Care Properties Incorporated †	7,625	104,615
Ramco-Gershenson Properties Trust	6,157	80,965
Regency Centers Corporation	11,824	760,520
Retail Opportunity Investment Corporation	8,487	168,382
Rexford Industrial Realty Incorporated	5,332	160,227
RLJ Lodging Trust	9,703	195,807
Ryman Hospitality Properties Incorporated	3,563	211,714
Sabra Health Care REIT Incorporated	2	39
SBA Communications Corporation †	9,759	1,498,502
Senior Housing Properties Trust	18,977	374,226
Seritage Growth Property Class A	1,973	94,822
Simon Property Group Incorporated	24,729	3,878,741
SL Green Realty Corporation	7,954	766,607

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	239

U.S. REIT PORTFOLIO

Security name		Shares	Value

Equity REITs (continued)
STAG Industrial Incorporated		7,121	$199,317
Starwood Waypoint Homes		9,931	369,731
Summit Hotel Properties Incorporated		8,354	123,973
Sun Communities Incorporated		6,173	557,483
Sunstone Hotel Investors Incorporated		17,568	277,575
Tanger Factory Outlet Centers Incorporated		7,513	175,804
Taubman Centers Incorporated		4,650	242,917
Terreno Realty Corporation		3,849	139,526
The Geo Group Incorporated		9,698	268,052
The Macerich Company		11,020	581,525
UDR Incorporated		21,693	842,122
Uniti Group Incorporated		13,012	250,612
Universal Health Realty Income Trust		1,014	76,770
Urban Edge Properties		7,761	195,189
Ventas Incorporated		28,859	1,975,110
Vornado Realty Trust		14,017	1,044,126
Washington Prime Group Incorporated		14,784	123,446
Washington Real Estate Investment Trust		6,040	198,476
Weingarten Realty Investors		9,474	303,547
Welltower Incorporated		29,925	2,191,109
Whitestone REIT		2,916	36,567
Xenia Hotels & Resorts Incorporated		8,561	170,878

Total Common Stocks (Cost $53,250,995)			58,902,649

	Yield
Short-Term Investments: 0.03%

Investment Companies: 0.03%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.92%	19,143	19,143

Total Short-Term Investments (Cost $19,143)			19,143

Total investments in securities (Cost $53,270,138)	99.98%	58,921,792
Other assets and liabilities, net	0.02	13,905

Total net assets	100.00%	$58,935,697

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

Investments In Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portoflio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period
Investment companies - 0.03%
Wells Fargo Government Money Market Fund Select Class	0	42,371,603	42,352,460	19,143	$0	$0	$1,535	$19,143

The accompanying notes are an integral part of these financial statements.

240	Wells Fargo Target Date Funds	Statements of assets and liabilities—August 31, 2017 (unaudited)

	Bloomberg Barclays US Aggregate ex- Corporate Portfolio	Emerging Markets Bond Portfolio

Assets
Investments in unaffiliated securities, at value (see cost below)	$1,109,696,761	$91,418,705
Investments in affiliated securities, at value (see cost below)	97,959,223	1,716,841
Cash	177,131	0
Segregated cash for futures transactions	0	0
Segregated cash for credit default swap	0	0
Foreign currency, at value (see cost below)	0	0
Receivable for investments sold	48,326,442	4,243,117
Principal paydown receivable	9,500	0
Receivable for dividends and interest	4,830,633	1,394,610
Receivable for daily variation margin on open futures contracts	0	0
Unrealized gains on forward foreign currency contracts	0	0
Prepaid expenses and other assets	385	656

Total assets	1,261,000,075	98,773,929

Liabilities
Payable for investments purchased	109,468,959	1,199,915
Advisory fee payable	50,319	21,269
Due to custodian bank	0	0
Custodian and accounting fees payable	12,656	1,548
Professional fees payable	23,808	17,610
Accrued expenses and other liabilities	2,030	4,322

Total liabilities	109,557,772	1,244,664

Total net assets	$1,151,442,303	$97,529,265

Investments in unaffiliated securities, at cost	$1,100,738,749	$90,114,464

Investments in affiliated securities, at cost	$97,959,223	$1,716,841

Foreign currency, at cost	$0	$0

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—August 31, 2017 (unaudited)	Wells Fargo Target Date Funds	241

Factor Enhanced Emerging Markets Portfolio	Factor Enhanced International Portfolio	Factor Enhanced Large Cap Portfolio	Factor Enhanced Small Cap Portfolio	High Yield Corporate Bond Portfolio	Investment Grade Corporate Bond Portfolio	Strategic Retirement Bond Portfolio	U.S. REIT Portfolio

$368,392,548	$1,225,420,402	$2,045,621,646	$511,717,289	$90,126,463	$572,279,023	$144,836,745	$58,902,649
13,203,143	57,687,125	105,054,093	27,168,625	4,196,265	2,648,131	510,469	19,143
133,981	0	2,844,157	0	0	0	21,933	0
500,773	2,276,606	3,182,633	1,881,663	0	0	0	0
0	0	0	0	18,668	0	0	0
779,538	694,929	0	0	0	0	0	0
876,350	0	0	0	5,055,731	24,831,962	4,464,604	0
0	0	0	0	0	0	0	0
760,031	3,450,010	4,946,996	416,455	1,590,545	6,283,036	322,282	29,821
6,108	454,609	647,752	294,345	0	0	0	0
733	0	0	0	0	0	0	0
74,115	3,014,527	21,576	1,162	1,534	71,183	1,669	3,968

384,727,320	1,292,998,208	2,162,318,853	541,479,539	100,989,206	606,113,335	150,157,702	58,955,581

0	5,344	0	0	3,482,844	6,399,120	786,589	0
50,319	168,574	187,268	69,535	21,181	26,181	6,504	5,088
0	1,487,079	0	1,663	0	0	0	0
141,082	77,049	30,683	13,082	1,699	130,139	1,033	446
12,459	15,979	13,488	11,519	15,885	56,037	18,114	13,488
434	565	386	460	371	17,355	2,777	862

204,294	1,754,590	231,825	96,259	3,521,980	6,628,832	815,017	19,884

$384,523,026	$1,291,243,618	$2,162,087,028	$541,383,280	$97,467,226	$599,484,503	$149,342,685	$58,935,697

$360,660,707	$1,117,210,191	$1,642,768,516	$512,755,140	$90,772,914	$547,100,536	$143,786,804	$53,250,995

$13,203,143	$57,687,125	$105,054,093	$27,168,625	$4,196,265	$2,648,131	$510,469	$19,143

$779,440	$693,450	$0	$0	$0	$0	$0	$0

The accompanying notes are an integral part of these financial statements.

242	Wells Fargo Target Date Funds	Statements of operations—period ended August 31, 2017[1] (unaudited)

	Bloomberg Barclays US Aggregate ex- Corporate Portfolio	Emerging Markets Bond Portfolio

Investment income
Interest	$2,928,717	$713,097
Income from affiliated securities	156,388	4,849
Dividends*	0	0

Total investment income	3,085,105	717,946

Expenses
Advisory fee	78,796	39,136
Custody and accounting fees	12,656	1,548
Professional fees	29,021	22,823
Shareholder report expenses	4,555	4,413
Trustees’ fees and expenses	5,161	5,161
Other fees and expenses	5,316	5,371

Total expenses	135,505	78,452

Net investment income	2,949,600	639,494

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	1,386,494	(56,422)
Futures transactions	0	0
Forward foreign currency contract transactions	0	0
Credit default swap transactions	0	0

Net realized gain (losses) on investments	1,386,494	(56,422)

Net change in unrealized gains (losses) on:
Unaffiliated securities	8,958,012	1,304,241
Futures transactions	0	0
Forward foreign currency contract transactions	0	0

Net change in unrealized gains (losses) on investments	8,958,012	1,304,241

Net realized and unrealized gains (losses) on investments	10,344,506	1,247,819

Net increase (decrease) in net assets resulting from operations	$13,294,106	$1,887,313

* Net of foreign dividend withholding taxes in the amount of	$0	$0

[1]	For the period from May 23, 2017 (commencement of operations) to August 31, 2017

The accompanying notes are an integral part of these financial statements.

Statements of operations—period ended August 31, 2017[1] (unaudited)	Wells Fargo Target Date Funds	243

Factor Enhanced Emerging Markets Portfolio	Factor Enhanced International Portfolio	Factor Enhanced Large Cap Portfolio	Factor Enhanced Small Cap Portfolio	High Yield Corporate Bond Portfolio	Investment Grade Corporate Bond Portfolio	Strategic Retirement Bond Portfolio	U.S. REIT Portfolio

$0	$0	$0	$0	$1,221,290	$2,838,885	$314,265	$0
10,982	26,461	81,912	41,649	8,405	11,991	1,484	1,535
1,821,303	4,256,961	6,329,673	925,115	0	0	0	175,213

1,832,285	4,283,422	6,411,585	966,764	1,229,695	2,850,876	315,749	176,748

77,367	256,042	281,277	106,454	50,060	42,846	10,449	7,761
141,082	77,049	30,683	13,082	1,699	5,758	1,033	446
21,192	21,192	18,701	18,701	21,098	21,904	23,327	18,701
1,495	1,495	1,495	1,601	1,708	4,555	5,338	1,601
5,161	5,161	5,161	5,161	5,161	5,161	5,161	5,161
6,291	3,289	2,466	2,466	3,836	1,781	1,781	2,466

252,588	364,228	339,783	147,465	83,562	82,005	47,089	36,136

1,579,697	3,919,194	6,071,802	819,299	1,146,133	2,768,871	268,660	140,612

(38,605)	(91,810,687)	(396,848,098)	(9,666,320)	(523,805)	3,708,836	(56,063)	(5,453,955)
(613,640)	93,884	312,634	(505,336)	0	0	0	0
13,846	0	0	0	0	0	0	0
0	0	0	0	2,348	0	0	0

(638,399)	(91,716,803)	(396,535,464)	(10,171,656)	(521,457)	3,708,836	(56,063)	(5,453,955)

7,732,358	108,216,393	402,853,130	(1,037,851)	(646,451)	1,398,851	1,049,941	5,651,654
(2,433)	42,927	531,499	220,113	0	0	0	0
733	0	0	0	0	0	0	0

7,730,658	108,259,320	403,384,629	(817,738)	(646,451)	1,398,851	1,049,941	5,651,654

7,092,259	16,542,517	6,849,165	(10,989,394)	(1,167,908)	5,107,687	993,878	197,699

$8,671,956	$20,461,711	$12,920,967	$(10,170,095)	$(21,775)	$7,876,558	$1,262,538	$338,311

$365,090	$199,806	$0	$0	$0	$0	$0	$0

The accompanying notes are an integral part of these financial statements.

244	Wells Fargo Target Date Funds	Statements of changes in net assets

Bloomberg Barclays US Aggregate ex-Corporate Portfolio
Period ended August 31, 2017[1] (unaudited)

Operations
Net investment income	$2,949,600
Net realized gains on investments	1,386,494
Net change in unrealized gains (losses) on investments	8,958,012

Net increase in net assets resulting from operations	13,294,106

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	1,265,521,378
Withdrawals	(127,373,181)

Net increase in net assets resulting from capital share transactions	1,138,148,197

Total increase in net assets	1,151,442,303

Net assets
Beginning of period	0

End of period	$1,151,442,303

[1]	For the period from May 23, 2017 (commencement of operations) to August 31, 2017

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Target Date Funds	245

Emerging Markets Bond Portfolio
Period ended August 31, 2017[1] (unaudited)

Operations
Net investment income	$639,494
Net realized losses on investments	(56,422)
Net change in unrealized gains (losses) on investments	1,304,241

Net increase in net assets resulting from operations	1,887,313

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	122,930,933
Withdrawals	(27,288,981)

Net increase in net assets resulting from capital share transactions	95,641,952

Total increase in net assets	97,529,265

Net assets
Beginning of period	0

End of period	$97,529,265

[1]	For the period from May 23, 2017 (commencement of operations) to August 31, 2017

The accompanying notes are an integral part of these financial statements.

246	Wells Fargo Target Date Funds	Statements of changes in net assets

Factor Enhanced Emerging Markets Portfolio
Period ended August 31, 2017[1] (unaudited)

Operations
Net investment income	$1,579,697
Net realized losses on investments	(638,399)
Net change in unrealized gains (losses) on investments	7,730,658

Net increase in net assets resulting from operations	8,671,956

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	414,306,942
Withdrawals	(38,455,872)

Net increase in net assets resulting from capital share transactions	375,851,070

Total increase in net assets	384,523,026

Net assets
Beginning of period	0

End of period	$384,523,026

[1]	For the period from May 23, 2017 (commencement of operations) to August 31, 2017

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Target Date Funds	247

Factor Enhanced International Portfolio
Period ended August 31, 2017[1] (unaudited)

Operations
Net investment income	$3,919,194
Net realized losses on investments	(91,716,803)
Net change in unrealized gains (losses) on investments	108,259,320

Net increase in net assets resulting from operations	20,461,711

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	1,376,776,579
Withdrawals	(105,994,672)

Net increase in net assets resulting from capital share transactions	1,270,781,907

Total increase in net assets	1,291,243,618

Net assets
Beginning of period	0

End of period	$1,291,243,618

[1]	For the period from May 23, 2017 (commencement of operations) to August 31, 2017

The accompanying notes are an integral part of these financial statements.

248	Wells Fargo Target Date Funds	Statements of changes in net assets

Factor Enhanced Large Cap Portfolio
Period ended August 31, 2017[1] (unaudited)

Operations
Net investment income	$6,071,802
Net realized losses on investments	(396,535,464)
Net change in unrealized gains (losses) on investments	403,384,629

Net increase in net assets resulting from operations	12,920,967

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	2,267,470,892
Withdrawals	(118,304,831)

Net increase in net assets resulting from capital share transactions	2,149,166,061

Total increase in net assets	2,162,087,028

Net assets
Beginning of period	0

End of period	$2,162,087,028

[1]	For the period from May 23, 2017 (commencement of operations) to August 31, 2017

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Target Date Funds	249

Factor Enhanced Small Cap Portfolio
Period ended August 31, 2017[1] (unaudited)

Operations
Net investment income	$819,299
Net realized losses on investments	(10,171,656)
Net change in unrealized gains (losses) on investments	(817,738)

Net decrease in net assets resulting from operations	(10,170,095)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	588,140,536
Withdrawals	(36,587,161)

Net increase in net assets resulting from capital share transactions	551,553,375

Total increase in net assets	541,383,280

Net assets
Beginning of period	0

End of period	$541,383,280

[1]	For the period from May 23, 2017 (commencement of operations) to August 31, 2017

The accompanying notes are an integral part of these financial statements.

250	Wells Fargo Target Date Funds	Statements of changes in net assets

High Yield Corporate Bond Portfolio
Period ended August 31, 2017[1] (unaudited)

Operations
Net investment income	$1,146,133
Net realized losses on investments	(521,457)
Net change in unrealized gains (losses) on investments	(646,451)

Net decrease in net assets resulting from operations	(21,775)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	153,843,880
Withdrawals	(56,354,879)

Net increase in net assets resulting from capital share transactions	97,489,001

Total increase in net assets	97,467,226

Net assets
Beginning of period	0

End of period	$97,467,226

[1]	For the period from May 23, 2017 (commencement of operations) to August 31, 2017

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Target Date Funds	251

Investment Grade Corporate Bond Portfolio
Period ended August 31, 2017[1] (unaudited)

Operations
Net investment income	$2,768,871
Net realized gains on investments	3,708,836
Net change in unrealized gains (losses) on investments	1,398,851

Net increase in net assets resulting from operations	7,876,558

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	2,532,534,974
Withdrawals	(1,940,927,029)

Net increase in net assets resulting from capital share transactions	591,607,945

Total increase in net assets	599,484,503

Net assets
Beginning of period	0

End of period	$599,484,503

[1]	For the period from May 23, 2017 (commencement of operations) to August 31, 2017

The accompanying notes are an integral part of these financial statements.

252	Wells Fargo Target Date Funds	Statements of changes in net assets

Strategic Retirement Bond Portfolio
Period ended August 31, 2017[1] (unaudited)

Operations
Net investment income	$268,660
Net realized losses on investments	(56,063)
Net change in unrealized gains (losses) on investments	1,049,941

Net increase in net assets resulting from operations	1,262,538

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	166,967,217
Withdrawals	(18,887,070)

Net increase in net assets resulting from capital share transactions	148,080,147

Total increase in net assets	149,342,685

Net assets
Beginning of period	0

End of period	$149,342,685

[1]	For the period from May 23, 2017 (commencement of operations) to August 31, 2017

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Target Date Funds	253

U.S. REIT Portfolio
Period ended August 31, 2017[1] (unaudited)

Operations
Net investment income	$140,612
Net realized losses on investments	(5,453,955)
Net change in unrealized gains (losses) on investments	5,651,654

Net increase in net assets resulting from operations	338,311

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	62,868,179
Withdrawals	(4,270,793)

Net increase in net assets resulting from capital share transactions	58,597,386

Total increase in net assets	58,935,697

Net assets
Beginning of period	0

End of period	$58,935,697

[1]	For the period from May 23, 2017 (commencement of operations) to August 31, 2017

The accompanying notes are an integral part of these financial statements.

254	Wells Fargo Target Date Funds	Financial highlights

	Ratio to average net assets (annualized)		Total return[1]	Portfolio turnover rate
	Net investment income	Gross expenses

Bloomberg Barclays US Aggregate ex-Corporate Portfolio
Period ended August 31, 2017[2]	1.87%	0.09%	1.11%	207%

Emerging Markets Bond Portfolio
Period ended August 31, 2017[2]	4.09%	0.50%	1.79%	175%

Factor Enhanced Emerging Markets Portfolio
Period ended August 31, 2017[2]	3.06%	0.49%	6.08%	59%

Factor Enhanced International Portfolio
Period ended August 31, 2017[2]	2.30%	0.21%	3.85%	54%

Factor Enhanced Large Cap Portfolio
Period ended August 31, 2017[2]	2.16%	0.12%	2.96%	17%

Factor Enhanced Small Cap Portfolio
Period ended August 31, 2017[2]	1.15%	0.21%	1.51%	7%

High Yield Corporate Bond Portfolio
Period ended August 31, 2017[2]	5.72%	0.42%	(0.12)%	102%

Investment Grade Corporate Bond Portfolio
Period ended August 31, 2017[2]	3.23%	0.10%	1.57%	51%

Strategic Retirement Bond Portfolio
Period ended August 31, 2017[2]	1.29%	0.23%	0.37%	222%

U.S. REIT Portfolio
Period ended August 31, 2017[2]	1.81%	0.47%	0.04%	14%

[1]	Returns for periods of less than one year are not annualized.

[2]	For the period from May 23, 2017 (commencement of operations) to August 31, 2017

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Target Date Funds	255

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following portfolios: Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio (“Bloomberg Barclays US Aggregate ex-Corporate Portfolio”), Wells Fargo Emerging Market Bond Portfolio (“Emerging Market Bond Portfolio”), Wells Fargo Factor Enhanced Emerging Markets Portfolio (“Factor Enhanced Emerging Markets Portfolio”), Wells Fargo Factor Enhanced International Portfolio (“Factor Enhanced International Portfolio”), Wells Fargo Factor Enhanced Large Cap Portfolio (“Factor Enhanced Large Cap Portfolio”), Wells Fargo Factor Enhanced Small Cap Portfolio (“Factor Enhanced Small Cap Portfolio”), Wells Fargo High Yield Corporate Bond Portfolio (“High Yield Corporate Bond Portfolio”), Wells Fargo Investment Grade Corporate Bond Portfolio (“Investment Grade Corporate Bond Portfolio”), Wells Fargo Strategic Retirement Bond Portfolio (“Strategic Retirement Bond Portfolio”), and Wells Fargo U.S. REIT Portfolio (“U.S. REIT Portfolio”) (each, a “Portfolio”, collectively, the “Portfolios”). Each Portfolio is a diversified series of the Trust.

The Portfolios, which are master portfolios in a master/feeder structure, offer their shares to multiple feeder funds and other affiliated master portfolios rather than directly to the public.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolios may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Non-listed swaps are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolios are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On August 31, 2017, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has

256	Wells Fargo Target Date Funds	Notes to financial statements (unaudited)

delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of each Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Participation notes

The Fund may invest in participation notes to gain exposure to securities in certain foreign markets. Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying foreign security. Participation notes involve transaction costs, which may be higher than those applicable to the underlying foreign security. The holder of the participation note is entitled to receive from the bank or broker-dealer, an amount equal to the dividend paid by the issuer of the underlying foreign security; however, the holder is not entitled to the same rights (i.e. dividends, voting rights) as an owner of the underlying foreign security. Investments in participation notes involve risks beyond those normally associated with a direct investment in an underlying security. The Fund has no rights against the issuer of the underlying foreign security and participation notes expose the Fund to counterparty risk in the event the counterparty does not perform. There is also no assurance there will be a secondary trading market for the participation note or that the trading price of the participation note will equal the underlying value of the foreign security that it seeks to replicate.

Forward foreign currency contracts

Each Portfolio may be subject to foreign currency risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Portfolio enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Portfolio from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Portfolio’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Portfolio and the counterparty.

When-issued transactions

Each Portfolio may purchase securities on a forward commitment or when-issued basis. A Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment

Notes to financial statements (unaudited)	Wells Fargo Target Date Funds	257

to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

Each Portfolio may enter into futures contracts and may be subject to equity price risk or interest rate risk in the normal course of pursuing its investment objectives. A Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values or interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Credit default swaps

Each Portfolio may be subject to credit risk in the normal course of pursuing its investment objectives. A Portfolio may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or for investment gains. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. A Portfolio may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Portfolio is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Portfolio could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates. The maximum potential amount of future payments (undiscounted) that the Portfolio as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by having the counterparty post collateral to cover the Portfolio’s exposure to the counterparty.

If the Portfolio is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statements of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Portfolio provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

258	Wells Fargo Target Date Funds	Notes to financial statements (unaudited)

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the custodian verifies the ex-dividend date.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Federal and other taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. Each Portfolio is not required to pay federal income taxes on its net investment income and net capital gain as it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been “passed through” to the interestholders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends and gains have been distributed by the Portfolio.

Each Portfolio’s income and federal tax returns and all financial records supporting those returns for the fiscal year since commencement of operations will be subject to examination by the federal revenue authorities.

As of August 31, 2017, the aggregate cost of all investments for federal income tax purposes and the unrealized gains (losses) were as follows:

	Tax cost	Gross unrealized gains	Gross unrealized losses	Net unrealized gains (losses)
Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$1,198,697,972	9,129,974	(171,962)	$8,958,012
Emerging Markets Bond Portfolio	91,831,305	1,659,326	(355,085)	1,304,241
Factor Enhanced Emerging Markets Portfolio	373,863,850	17,151,572	(9,421,431)	7,730,141
Factor Enhanced International Portfolio	1,174,897,316	127,779,296	(19,526,158)	108,253,138
Factor Enhanced Large Cap Portfolio	1,747,807,420	423,052,856	(19,653,038)	403,399,818
Factor Enhanced Small Cap Portfolio	539,665,994	35,638,250	(36,198,217)	(559,967)
High Yield Corporate Bond Portfolio	94,926,478	412,585	(1,016,335)	(603,750)
Investment Grade Corporate Bond Portfolio	549,748,667	26,261,006	(1,082,519)	25,178,487
Strategic Retirement Bond Portfolio	144,297,273	1,050,266	(325)	1,049,941
U.S. REIT Portfolio	53,242,472	6,703,091	(1,023,771)	5,679,320

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo Target Date Funds	259

The following is a summary of the inputs used in valuing each Portfolio’s assets and liabilities as of August 31, 2017:

Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$456,522,928	$0	$456,522,928

Asset-backed securities	0	7,564,083	0	7,564,083

Municipal obligations	0	9,364,713	0	9,364,713

Non-agency mortgage-backed securities	0	18,179,423	0	18,179,423

U.S. Treasury securities	549,782,747	0	0	549,782,747

Yankee corporate bonds and notes	0	11,412,051	0	11,412,051

Yankee government bonds	0	56,870,816	0	56,870,816

Short-term investments
Investment companies	97,959,223	0	0	97,959,223
Total assets	$647,741,970	$559,914,014	$0	$1,207,655,984

Emerging Markets Bond Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Participation notes	$0	$1,073,760	$0	$1,073,760

Yankee corporate bonds and notes	0	13,729,623	0	13,729,623

Yankee government bonds	0	76,615,322	0	76,615,322

Short-term investments
Investment companies	1,716,841	0	0	1,716,841
Total assets	$1,716,841	$91,418,705	$0	$93,135,546

260	Wells Fargo Target Date Funds	Notes to financial statements (unaudited)

Factor Enhanced Emerging Markets Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Brazil	$15,458,075	$0	$0	$15,458,075
Chile	10,612,287	0	0	10,612,287
China	47,936,556	0	0	47,936,556
Colombia	2,237,874	0	0	2,237,874
Greece	1,188,509	0	0	1,188,509
India	10,271,954	0	0	10,271,954
Indonesia	5,668,841	0	0	5,668,841
Luxembourg	274,429	0	0	274,429
Malaysia	18,034,431	0	0	18,034,431
Mexico	16,535,362	0	0	16,535,362
Philippines	6,422,556	0	0	6,422,556
Poland	7,948,364	0	0	7,948,364
Russia	7,454,307	0	0	7,454,307
South Africa	14,252,888	0	0	14,252,888
South Korea	69,599,089	184,769	0	69,783,858
Taiwan	57,739,870	0	0	57,739,870
Thailand	19,400,640	0	0	19,400,640
Turkey	6,557,884	0	0	6,557,884

Exchange-traded funds	34,531,191	0	0	34,531,191

Preferred stocks
Brazil	13,956,831	0	0	13,956,831
Chile	518,403	0	0	518,403
Colombia	1,079,770	0	0	1,079,770
Russia	527,668	0	0	527,668

Short-term investments
Investment companies	13,203,143	0	0	13,203,143
	381,410,922	184,769	0	381,595,691

Future contracts	6,108	0	0	6,108
Forward foreign currency contracts	733	0	0	733
Total assets	$381,417,763	$184,769	$0	$381,602,532

Notes to financial statements (unaudited)	Wells Fargo Target Date Funds	261

Factor Enhanced International Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Australia	$112,333,081	$0	$0	$112,333,081
Austria	5,300,044	0	0	5,300,044
Belgium	7,882,358	0	0	7,882,358
Canada	124,356,739	0	0	124,356,739
China	2,636,654	0	0	2,636,654
Czech Republic	720,277	0	0	720,277
Denmark	24,288,891	0	0	24,288,891
Finland	12,696,885	0	0	12,696,885
France	109,879,982	0	0	109,879,982
Germany	119,024,430	0	0	119,024,430
Hong Kong	36,408,865	0	0	36,408,865
Ireland	4,836,093	0	0	4,836,093
Italy	12,446,090	0	0	12,446,090
Japan	198,387,267	0	0	198,387,267
Luxembourg	3,347,632	0	0	3,347,632
Netherlands	45,290,914	0	0	45,290,914
New Zealand	3,578,075	0	0	3,578,075
Norway	7,161,532	0	0	7,161,532
Portugal	2,429,831	0	0	2,429,831
Singapore	19,748,045	0	0	19,748,045
Spain	35,101,022	0	0	35,101,022
Sweden	41,406,670	0	0	41,406,670
Switzerland	94,922,089	0	0	94,922,089
Thailand	640,325	0	0	640,325
United Kingdom	193,533,832	0	0	193,533,832

Preferred stocks
Germany	7,050,380	0	0	7,050,380

Rights
Sweden	0	12,399	0	12,399

Short-term investments
Investment companies	57,687,125	0	0	57,687,125
	1,283,095,128	12,399	0	1,283,107,527
Future contracts	454,609	0	0	454,609
Total assets	$1,283,549,737	$12,399	$0	$1,283,562,136

262	Wells Fargo Target Date Funds	Notes to financial statements (unaudited)

Factor Enhanced Large Cap Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$257,342,755	$0	$0	$257,342,755
Consumer staples	238,155,844	0	0	238,155,844
Energy	89,414,267	0	0	89,414,267
Financials	174,548,021	0	0	174,548,021
Health care	342,639,297	0	0	342,639,297
Industrials	255,184,369	0	0	255,184,369
Information technology	320,640,891	0	0	320,640,891
Materials	91,059,586	0	0	91,059,586
Real estate	118,080,973	0	0	118,080,973
Telecommunication	59,309,530	0	0	59,309,530
Utilities	99,246,113	0	0	99,246,113

Short-term investments
Investment companies	105,054,093	0	0	105,054,093
	2,150,675,739	0	0	2,150,675,739
Future contracts	647,752	0	0	647,752
Total assets	$2,151,323,491	$0	$0	$2,151,323,491

Factor Enhanced Small Cap Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$74,602,887	$0	$0	$74,602,887
Consumer staples	18,110,500	0	0	18,110,500
Energy	13,601,342	0	0	13,601,342
Financials	104,827,924	0	0	104,827,924
Health care	65,767,819	0	0	65,767,819
Industrials	77,760,430	0	0	77,760,430
Information technology	73,395,318	0	0	73,395,318
Materials	21,855,320	0	0	21,855,320
Real estate	42,199,297	0	0	42,199,297
Telecommunication	6,510,323	0	0	6,510,323
Utilities	13,086,129	0	0	13,086,129

Short-term investments
Investment companies	27,168,625	0	0	27,168,625
	538,885,914	0	0	538,885,914
Future contracts	294,345	0	0	294,345
Total assets	$539,180,259	$0	$0	$539,180,259

High Yield Corporate Bond Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Corporate bonds and notes	$0	$72,134,153	$0	$72,134,153

Yankee corporate bonds and notes	0	17,992,310	0	17,992,310

Short-term investments
Investment companies	4,196,265	0	0	4,196,265
Total assets	$4,196,265	$90,126,463	$0	$94,322,728

Notes to financial statements (unaudited)	Wells Fargo Target Date Funds	263

Investment Grade Corporate Bond Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Corporate bonds and notes	$0	$454,996,492	$0	$454,996,492

Yankee corporate bonds and notes	0	117,282,531	0	117,282,531

Short-term investments
Investment companies	2,648,131	0	0	2,648,131
Total assets	$2,648,131	$572,279,023	$0	$574,927,154

Strategic Retirement Bond Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$2,830,714	$0	$2,830,714

U.S. Treasury securities	142,006,031	0	0	142,006,031

Short-term investments
Investment companies	510,469	0	0	510,469
Total assets	$142,516,500	$2,830,714	$0	$145,347,214

U.S. REIT Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Real estate	$58,902,649	$0	$0	$58,902,649

Short-term investments
Investment companies	19,143	0	0	19,143
Total assets	$58,921,792	$0	$0	$58,921,792

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolios recognize transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2017, the Portfolios did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fees

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the applicable subadvisers, who are responsible for day-to-day portfolio management of the Portfolios. Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee which is calculated based on the average daily net assets of each Portfolio.

Funds Management has retained the services of subadvisers to provide daily portfolio management to the Portfolios. Funds Management has engaged Wells Capital Management Incorporated (“WellsCap”), Analytic Investors, LLC and First International Advisors, LLC (each an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo) as subadvisers.

264	Wells Fargo Target Date Funds	Notes to financial statements (unaudited)

The fees for subadvisory services are borne by Funds Management. The subadvisers are each entitled to receive from Funds Management an annual subadvisory fee which is calculated based on the average daily net assets of each Portfolio.

The annual advisory and subadvisory fee rates for each Portfolio are as follows:

	Advisory fee		Effective rate for the period ended August 31, 2017	Subadviser	Subadvisory Fee
	starting at	declining to			starting at	declining to
Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.05%	0.03%	0.05%	WellsCap	0.04%	0.03%
Emerging Markets Bond Portfolio	0.25	0.21	0.25	First International Advisors, LLC	0.09	0.07
Factor Enhanced Emerging Markets Portfolio	0.15	0.11	0.15	Analytic Investors, LLC	0.08	0.05
Factor Enhanced International Portfolio	0.15	0.11	0.15	Analytic Investors, LLC	0.08	0.05
Factor Enhanced Large Cap Portfolio	0.10	0.06	0.10	Analytic Investors, LLC	0.06	0.04
Factor Enhanced Small Cap Portfolio	0.15	0.11	0.15	Analytic Investors, LLC	0.08	0.05
High Yield Corporate Bond Portfolio	0.25	0.21	0.25	WellsCap	0.09	0.07
Investment Grade Corporate Bond Portfolio	0.05	0.03	0.05	WellsCap	0.04	0.03
Strategic Retirement Bond Portfolio	0.05	0.03	0.05	WellsCap	0.04	0.03
U.S. REIT Portfolio	0.10	0.06	0.10	WellsCap	0.06	0.04

Interfund transactions

The Portfolios may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 of the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Portfolios had the following in interfund purchases and sales, during the period from May 23, 2017 (commencement of operations) to August 31, 2017:

	Purchases	Sales
Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$163,871,963	$0
Emerging Market Bond Portfolio	0	0
Factor Enhanced Emerging Markets Portfolio	35,206,126	0
Factor Enhanced International Portfolio	406,246,019	0
Factor Enhanced Large Cap Portfolio	993,928,569	0
Factor Enhanced Small Cap Portfolio	92,323,909	0
High Yield Corporate Bond Portfolio	0	0
Investment Grade Corporate Bond Portfolio	513,417,528	0
Strategic Retirement Bond Portfolio	0	0
U.S. REIT Portfolio	18,613,862	0

Notes to financial statements (unaudited)	Wells Fargo Target Date Funds	265

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period from May 23, 2017 (commencement of operations) to August 31, 2017 were as follows:

	Purchase at cost		Sales proceeds
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$1,999,788,197	$115,788,778	$999,007,326	$11,262,127
Emerging Markets Bond Portfolio	72,064,405	103,199,725	72,090,045	12,256,584
Factor Enhanced Emerging Markets Portfolio	0	460,495,597	0	94,449,676
Factor Enhanced International Portfolio	0	1,551,581,387	0	286,738,311
Factor Enhanced Large Cap Portfolio	0	2,290,004,060	0	145,028,229
Factor Enhanced Small Cap Portfolio	0	554,840,929	0	15,441,735
High Yield Corporate Bond Portfolio	43,443,126	115,801,298	43,458,079	24,168,842
Investment Grade Corporate Bond Portfolio	0	177,432,409	54,737,246	79,960,499
Strategic Retirement Bond Portfolio	287,584,847	2,234,985	143,795,649	2,236,031
U.S. REIT Portfolio	0	64,468,605	0	3,367,899

6. DERIVATIVE TRANSACTIONS

During the period from May 23, 2017 (commencement of operations) to August 31, 2017, Factor Enhanced Emerging Markets Portfolio, Factor Enhanced International Portfolio, Factor Enhanced Large Cap Portfolio and Factor Enhanced Small Cap Portfolio entered into futures contracts to gain market exposure and Factor Enhanced Emerging Markets Portfolio entered into forward foreign currency contracts for economic hedging purposes. High Yield Corporate Bond Portfolio entered into credit default swaps contracts as a substitute for taking a position in the underlying security or basket of securities or to potentially enhance the Portfolio’s total return.

The table below discloses the volume of the each Portfolio’s derivative transactions and any segregated cash during the period from May 23, 2017 (commencement of operations) to August 31, 2017.

	Factor Enhanced Emerging Markets Portfolio	Factor Enhanced International Portfolio	Factor Enhanced Large Cap Portfolio	Factor Enhanced Small Cap Portfolio	High Yield Corporate Bond Portfolio
Futures contracts
Average notional balance on long futures	$7,134,646	$8,904,153	$22,414,059	$17,669,647	N/A
Segregated cash at August 31, 2017	500,773	2,276,606	3,182,633	1,881,663	N/A
Forward contracts
Average contract amounts to buy	445,637	N/A	N/A	N/A	N/A
Credit default swaps
Average notional balance	N/A	N/A	N/A	N/A	$14,130
Segregated cash at August 31, 2017	N/A	N/A	N/A	N/A	18,668

A summary of the location of derivative instruments on the financial statements by primary risk exposure for Factor Enhanced Emerging Markets Portfolio is outlined following tables.

The fair value of derivative instruments as of August 31, 2017 was as follows:

	Asset derivatives			Liability derivatives
	Statement of Assets and Liabilities location	Fair value		Statement of Assets and Liabilities location	Fair value
Equity risk	Receivable for daily variation margin on open futures contracts	$6,108	*	Payable for daily variation margin on open futures contracts	$0	*
Foreign currency risk	Unrealized gains on forward foreign currency contracts	733		Unrealized losses on forward foreign currency contracts	0
		$6,841			$0

*	Only the current day’s variation margin as of August 31, 2017 is reported separately on the Statement of Assets and Liabilities.

266	Wells Fargo Target Date Funds	Notes to financial statements (unaudited)

The effect of derivative instruments on the Statement of Operations for the period from May 23, 2017 (commencement of operations) to August 31, 2017 was as follows for Factor Enhanced Emerging Markets Portfolio:

	Amount of realized gains (losses) on derivatives	Change in unrealized gains (losses) on derivatives	Total
Equity risk	$(613,640)	$(2,433)	$(616,073)
Foreign currency risk	13,846	733	14,579
	$(599,794)	$(1,700)	$(601,494)

Factor Enhanced International Portfolio, Factor Enhanced Large Cap Portfolio and Factor Enhanced Small Cap Portfolio each entered into futures transactions. High Yield Corporate Bond Portfolio entered into credit default swap contracts. The fair value, realized gains or losses and change in unrealized gains or losses, on these derivative transactions are reflected in the corresponding financial statement captions.

For certain types of derivative transactions, the Portfolios have entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Portfolios to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Portfolios under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statements of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities are not offset across transactions between the Portfolios and the applicable counterparty. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

	Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Factor Enhanced Emerging Markets Portfolio	Morgan Stanley	$6,108	$0	$0	$6,108
Factor Enhanced Emerging Markets Portfolio	State Street Bank	733	0	0	733
Factor Enhanced International Portfolio	Morgan Stanley	454,609	0	0	454,609
Factor Enhanced Large Cap Portfolio	Morgan Stanley	647,752	0	0	647,752
Factor Enhanced Small Cap Portfolio	Morgan Stanley	294,345	0	0	294,345

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors, countries or geographical regions. Portfolios that invest a substantial portion of their assets in a sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector. Portfolios that focus their investments in particular countries or geographic regions may be particularly susceptible to economic and political events affecting those countries or regions. The Portfolio of Investments includes information on each Portfolio’s holdings, including sector, country and/or geographical composition, as relevant.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Target Date Funds	267

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings are publicly available on the website (wellsfargofunds.com) on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) is publicly available on the website on a monthly, seven-day or more delayed basis. Each Fund and Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, each Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

268	Wells Fargo Target Date Funds	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY, INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Wells Fargo Target Today Fund, Wells Fargo Target 2010 Fund, Wells Fargo Target 2015 Fund, Wells Fargo Target 2020 Fund, Wells Fargo Target 2025 Fund, Wells Fargo Target 2030 Fund, Wells Fargo Target 2035 Fund, Wells Fargo Target 2040 Fund, Wells Fargo Target 2045 Fund, Wells Fargo Target 2050 Fund, Wells Fargo Target 2055 Fund, Wells Fargo Target 2060 Fund, Wells Fargo Diversified Fixed Income Portfolio, Wells Fargo Diversified Stock Portfolio, Wells Fargo Short-Term Investment Portfolio

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (each, a “Board” and collectively, the “Boards”) of each of Wells Fargo Funds Trust (“Funds Trust”) and Wells Fargo Master Trust (“Master Trust”) (collectively, the “Trusts”), must determine annually whether to approve the continuation of the Trusts’ investment management, advisory and sub-advisory agreements, as applicable. In this regard, at an in-person meeting held on May 16-17, 2017 (the “Meeting”), the Funds Trust Board, all the members of which have no direct or indirect interest in the investment management agreement and are not “interested persons” of the Trusts, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for each of the funds of Funds Trust identified above (individually, a “Target Date Fund” and collectively, the “Target Date Funds”): (i) an investment management agreement (the “Target Date Fund Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Funds Trust Sub-Advisory Agreement”) with Global Index Advisors, Inc. (“GIA”).

At the Meeting, the Master Trust Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are Independent Trustees, reviewed and approved: (i) an investment advisory agreement (the “Master Portfolio Advisory Agreement”) with Funds Management for each of the portfolios of Master Trust identified in the table below (individually, a “Master Portfolio” and collectively, the “Master Portfolios”); and (ii) an investment sub-advisory agreement (each, a “Master Trust Sub-Advisory Agreement”, and together with the Funds Trust Sub-Advisory Agreement, the “Sub-Advisory Agreements”) with the sub-adviser identified in the chart below for the corresponding Master Portfolio identified in the chart:

Master Portfolio	Sub-Adviser
Wells Fargo Diversified Fixed Income Portfolio	SSgA Funds Management, Inc. (“SSgA”)
Wells Fargo Diversified Stock Portfolio	SSgA
Wells Fargo Short-Term Investment Portfolio	Wells Capital Management Incorporated (“Wells Capital Management”)

The Target Date Funds and the Master Portfolios are collectively referred to as the “Funds.” Wells Capital Management, GIA and SSgA are collectively referred to as the “Sub-Advisers,” and the Target Date Fund Management Agreement, Master Portfolio Advisory Agreement and the Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.” The Target Date Funds are gateway blended funds that each invests all of its assets in the Master Portfolios.

At the Meeting, the Boards considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2017, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Boards have adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Boards in the discharge of their duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Boards, Funds Management and the Sub-Advisers were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Boards’ annual contract renewal process earlier in 2017. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Boards considered not only the specific information presented in connection with the Meetings, but also the knowledge gained over time through interaction with Funds Management and the Sub-Advisers about various topics. In this regard, the Boards reviewed reports of Funds Management at each of their quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Boards and the teams mentioned above confer with portfolio managers at various times throughout the year. The Boards did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

Other information (unaudited)	Wells Fargo Target Date Funds	269

The Boards noted that the Funds Trust Board considered and approved at the Meeting and at a previous Funds Trust Board meeting held on April 18-19, 2017, a comprehensive set of changes to enhance the structure and investment strategy of the Target Date Funds (the “Target Date Fund Enhancements”), to take effect later in 2017. The Target Date Enhancements include replacing GIA with Wells Capital Management as the Target Date Funds’ sub-adviser, changing the Target Date Funds’ investment strategies and mix of underlying investments, and reducing each Target Date Funds’ fees and expenses. The Funds Trust Board noted that because the Target Date Fund Enhancements would not take effect immediately, the Funds Trust Board would re-approve the Funds Trust Sub-Advisory Agreement with GIA with respect to the Target Date Funds, with such agreement continuing until the transition to Wells Capital Management as sub-adviser to the Target Date Funds becomes effective.

The Master Trust Board noted that it considered and approved at a Master Trust Board meeting held on March 27, 2017, the merger of the Diversified Fixed Income Portfolio into the newly created Wells Fargo U.S. Investment Grade Corporate Bond Portfolio, and the closure and liquidation of the Diversified Stock Portfolio and the Short-Term Investment Portfolio. The Master Trust Board noted that the Master Portfolio Advisory Agreement and Sub-Advisory Agreement with SSgA with respect to the Diversified Fixed Income Portfolio would continue until the date of the merger of the Diversified Fixed Income Portfolio, that the Master Portfolio Advisory Agreement and Sub-Advisory Agreement with SSgA with respect to the Diversified Stock Portfolio would continue until the date of its liquidation, and that the Master Portfolio Advisory Agreement and Sub-Advisory Agreement with Wells Capital Management with respect to the Short-Term Investment Portfolio would continue until the date of its liquidation.

After its deliberations, the Funds Trust Board unanimously approved the continuation of the Target Date Fund Management Agreement and the Funds Trust Sub-Advisory Agreement for a one-year term. Additionally, after its deliberations, the Master Trust Board unanimously approved the continuation of the Master Portfolio Advisory Agreement and each Master Trust Sub-Advisory Agreement for a one-year term. The Boards also determined that the compensation payable to Funds Management and each of the Sub-Advisers was reasonable. The Boards considered the approval of the Advisory Agreements for the Funds as part of their consideration of agreements for funds across the complex, but their approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Boards in support of their approvals.

Nature, extent and quality of services

The Boards received and considered various information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Sub-Advisers under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services, as well as, among other things, a summary of the background and experience of senior management of Funds Management, a summary of certain organizational and/or personnel changes involving Funds Management and Wells Capital Management, and a description of Funds Management’s and the Sub-Advisers’ business continuity planning programs and of their approaches to data privacy and cybersecurity. The Board also considered qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds.

The Boards evaluated the ability of Funds Management and the Sub-Advisers to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Boards further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Boards took into account the full range of services provided to the Funds by Funds Management and its affiliates.

Investment performance and expenses

The Boards considered the investment performance results for each of the Funds over various time periods ended December 31, 2016. The Boards considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the respective Fund (each, a “Universe”), and in comparison to each Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Boards received a description of the methodology used by Broadridge to select the mutual funds in each performance Universe.

The Funds Trust Board noted that the investment performance of each Target Date Fund (Administrator Class) relative to its respective Universe was as follows: (i) the performance of the Wells Fargo Target Today Fund was lower than the average performance of its Universe for all periods under review except the ten-year period; (ii) the performance of the Wells Fargo Target 2010 Fund was lower than the average performance of its Universe for all periods under review except the ten-year period; (iii) the performance of the Wells Fargo Target 2015 Fund was lower than the average performance of

270	Wells Fargo Target Date Funds	Other information (unaudited)

its Universe for all periods under review; (iv) the performance of the Wells Fargo Target 2020 Fund was lower than the average performance of its Universe for all periods under review except the ten-year period; (v) the performance of the Wells Fargo Target 2025 Fund was lower than the average performance of its Universe for all periods under review; (vi) the performance of the Wells Fargo Target 2030 Fund was higher than or in range of the average performance of its Universe for all periods under review except the five-year period; (vii) the performance of the Wells Fargo Target 2035 Fund was higher than or in range of the average performance of its Universe for all periods under review except the five-year period; (viii) the performance of the Wells Fargo Target 2040 Fund was higher than or in range of the average performance of its Universe for all periods under review; (ix) the performance of the Wells Fargo Target 2045 Fund was higher than, equal to or in range of the average performance of its Universe for all periods under review; (x) the performance of the Wells Fargo Target 2050 Fund was higher than or in range of the average performance of its Universe for all periods under review; (xi) the performance of the Wells Fargo Target 2055 Fund was higher than or in range of the average performance of its Universe for all periods under review; and (xii) the performance of the Wells Fargo Target 2060 Fund was higher than the average performance of its Universe for the one-year period. The Funds Trust Board also noted that the performance of each Target Date Fund was lower than the performance of its respective benchmark index for all periods under review.

The Funds Trust Board received information concerning, and discussed factors contributing to, the underperformance for the periods noted above. Funds Management advised the Funds Trust Board that the nearer-dated Target Date Funds have relatively more conservative glidepaths than many competitor funds, and as a result had a lower allocation to equities compared to funds in each respective Target Date Fund’s Universe. Thus, the Funds Trust Board was advised that underperformance of the nearer-dated Target Date Funds relative to their respective Universes was to be expected during periods in which the equity markets posted strong gains. The Funds Trust Board noted that the Target Date Funds’ underperformance relative to their benchmarks was largely attributable to fees charged to the Target Date Funds (which are not charged to a benchmark index). The Funds Trust Board also noted the Target Date Enhancements include changes to the Target Date Funds’ investment strategies and mix of underlying investments.

The Master Trust Board noted that the investment performance of the Diversified Stock Portfolio was higher than or in range of the average performance of its Universe for all periods under review except the three- and five-year periods. The Master Trust Board also noted that the investment performance of the Diversified Stock Portfolio was higher than or in range of the performance of its benchmark, the Dow Jones Stock CMAC Index, for all periods under review. The Master Trust Board was advised that the underperformance of the Diversified Stock Portfolio relative to its Universe for the periods noted above was largely attributable to sector allocation. The Master Trust Board also noted that it previously approved the closure and liquidation of the Diversified Stock Portfolio in connection with the Target Date Enhancements.

The Master Trust Board noted that the investment performance of the Diversified Fixed Income Portfolio was lower than the average performance of its Universe for all periods under review. The Master Trust Board also noted that the investment performance of the Diversified Fixed Income Portfolio was in range of the performance of its benchmark, the Dow Jones Bond CMAC Index, for the three-year period under review, but lower than its benchmark for the one- and five-year periods under review. The Master Trust Board was advised that the underperformance of the Diversified Fixed Income Portfolio relative to its Universe and benchmark for the periods noted above was largely attributable to sector allocation. The Master Trust Board also noted that it had previously approved merging the Diversified Fixed Income Portfolio into the new Wells Fargo U.S. Investment Grade Corporate Bond Portfolio in connection with the Target Date Enhancements.

The Master Trust Board also noted that the investment performance of the Short-Term Investment Portfolio was lower than the average performance of its Universe for all periods under review. The Master Trust Board also noted that the investment performance of the Short-Term Investment Portfolio was higher than the performance of its benchmark, the Bloomberg Barclays U.S. Treasury Bill 1-3 Month Index, for the three-, five- and ten-year periods under review, but lower than its benchmark for the one-year period under review. The Master Trust Board was advised that the underperformance of the Short-Term Investment Portfolio relative to its Universe for the periods noted above was largely attributable to the fact that the Short-Term Investment Portfolio is managed using a strategy similar to that of a money market fund, while the other funds in the Universe are managed with strategies that are less similar to those utilized by money market funds. The Master Trust Board also noted that it previously approved the closure and liquidation of the Short-Term Investment Portfolio in connection with the Target Date Enhancements.

The Funds Trust Board also received and considered information regarding each Target Date Fund’s net operating expense ratios, which include fees and expenses of the corresponding Master Portfolio, and their various components, including actual management fees assessed at both the Target Date Fund level and the Master Portfolio level, custodian

Other information (unaudited)	Wells Fargo Target Date Funds	271

and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Funds Trust Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to each Target Date Fund (the “Groups”). The Funds Trust Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Funds Trust Board noted that the net operating expense ratios of each Target Date Fund were lower than the median net operating expense ratios of its respective expense Groups for all share classes.

With respect to the Master Portfolios, the Master Trust Board reviewed the fee rates that are payable to Funds Management for investment advisory services (as discussed below), which are the only fees charged at the Master Portfolio level, relative to a corresponding expense Group.

The Boards took into account the Fund performance and expense information provided to them among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management, advisory and sub-advisory fee rates

The Funds Trust Board reviewed and considered the fee rates that are payable by each Target Date Fund to Funds Management under the Target Date Fund Management Agreement, as well as the contractual fee rates payable by each Target Date Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Master Trust Board reviewed and considered the contractual investment advisory fee rates that are payable by the Master Portfolios to Funds Management for investment advisory services under the Master Portfolio Advisory Agreement (the “Advisory Agreement Rates”). The Boards also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Advisers for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Funds Trust Board was a comparison of each Target Date Fund’s Management Rate, each of which do not include the advisory fees paid at the Master Portfolio level, with the average contractual investment management fee rates of funds in the expense Groups at a common asset level, as well as transfer agency costs of the funds in the expense Groups. The Funds Trust Board noted that the Management Rates of each Target Date Fund were lower than the sum of the management fee rates and transfer agency costs of its respective expense Groups for all share classes.

The Master Trust Board reviewed a comparison of the Advisory Agreement Rates of each Master Portfolio with those of other funds in each Master Portfolio’s respective expense Group at a common asset level. The Master Trust Board noted that the Advisory Agreement Rates of each Master Portfolio were lower than the median rate for the Master Portfolio’s respective expense Group.

The Boards also received and considered information about the portions of the total management fees that were retained by Funds Management after payment of the fees to the Sub-Advisers for sub-advisory services. With respect to the Target Date Funds, the Diversified Fixed Income Portfolio and the Diversified Stock Portfolio, the Boards considered this amount in comparison to the median amount retained by advisers to funds in a sub-advised expense universe that was determined by Broadridge to be similar to the respective Fund. In assessing the reasonableness of these amounts, the Boards received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Advisers, and about Funds Management’s on-going oversight services. With respect to the Short-Term Investment Portfolio, given the affiliation between Funds Management and Wells Capital Management, the Master Trust Board ascribed limited relevance to the allocation of the advisory fee between them. With respect to GIA and SSgA, the Boards considered that the Sub-Advisory Agreement Rates paid to each of these Sub-Advisers had been negotiated by Funds Management on an arm’s-length basis.

Other than with respect to the Wells Fargo Diversified Stock Portfolio, the Boards also received and considered information about the nature and extent of services offered and fee rates charged by the Sub-Advisers to other types of clients with investment strategies similar to those of the Funds. In this regard, the Boards received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Funds Trust Board determined that the compensation payable to Funds Management under the Target Date Fund Management Agreement and the compensation payable to GIA under the Funds Trust Sub-Advisory Agreement was reasonable. The

272	Wells Fargo Target Date Funds	Other information (unaudited)

Master Trust Board determined that the compensation payable to Funds Management under the Master Portfolio Advisory Agreement and to SSgA and Wells Capital Management under each Master Trust Sub-Advisory Agreement was reasonable.

Profitability

The Boards received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Funds and the fund family as a whole. The Boards also received and considered information concerning the profitability of Wells Capital Management from providing services to the fund family as a whole, noting that Wells Capital Management’s profitability information with respect to providing services to the Funds was subsumed in the Wells Fargo and Funds Management profitability analysis. The Boards did not receive or consider profitability information with respect to GIA or SSgA, as the sub-advisory fees paid to them had been negotiated by Funds Management on an arm’s-length basis.

Funds Management reported on the methodologies and estimates used in calculating profitability , including a description of the methodology used to allocate certain expenses. Among other things, the Boards noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Boards did not deem the profits reported by Funds Management or Wells Fargo from its services to the Funds to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Funds Trust Board noted the existence of breakpoints in each Target Date Fund’s management fee structure, and the Master Trust Board noted the existence of breakpoints in each Master Portfolio’s advisory fee structure (except the Short-Term Investment Portfolio), which operate generally to reduce the Funds’ expense ratios as the Funds grow in size. They considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Boards also considered that, in addition to management fee breakpoints, competitive fee rates set at the outset without regard to breakpoints and fee waiver and expense reimbursement arrangements are means of sharing potential economies of scale with shareholders of the Funds. The Boards considered Funds Management’s view, which Funds Management indicated was supported by independent third-party industry studies that were summarized for the Boards, that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Boards concluded that the Funds’ fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Funds and their shareholders.

Other benefits to Funds Management and the Sub-Advisers

The Boards received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, or GIA or SSgA as a result of their relationships with the Funds. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Funds and benefits potentially derived from an increase in Funds Management’s and the Sub-Advisers’ business as a result of their relationships with the Funds. The Boards noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Boards also reviewed information about soft dollar credits earned and utilized by Wells Capital Management, fees earned by Funds Management and Wells Capital Management from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on their consideration of the factors and information they deemed relevant, including those described here, the Boards did not find that any ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, or GIA or SSgA were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Funds Trust Board unanimously approved the continuation of the Target Date Fund Management Agreement and the Funds Trust Sub-Advisory Agreement for a one-year term. Additionally, after its deliberations, the Master Trust Board unanimously approved the continuation of the Master Portfolio Advisory Agreement and each Master Trust Sub-Advisory Agreement for a one-year term. The Boards also determined that the compensation payable to Funds Management and each of the Sub-Advisers was reasonable.

Other information (unaudited)	Wells Fargo Target Date Funds	273

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 152 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

274	Wells Fargo Target Date Funds	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996: Vice Chairman, since 2017	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Advisory Board Members

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Advisory Board Member, since 2017	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Prior thereto, Vice President, Fidelity Retail Mutual Fund Group from 1996 to 1998 and Risk Management Practice Manager, Fidelity Consulting from 1995 to 1996. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	None
Pamela Wheelock (Born 1959)	Advisory Board Member, since 2017	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	None

Other information (unaudited)	Wells Fargo Target Date Funds	275

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 76 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

276	Wells Fargo Target Date Funds	Appendix

On July 14, 2017, the Wells Fargo Target Blended Indexes were composed of the following indexes:

	Wells Fargo Target Today Blended Index	Wells Fargo Target 2010 Blended Index	Wells Fargo Target 2015 Blended Index	Wells Fargo Target 2020 Blended Index	Wells Fargo Target 2025 Blended Index
Bloomberg Barclays U.S. Aggregate ex-Corporate Index	34.50%	32.52%	30.06%	27.22%	23.63%
Bloomberg Barclays U.S. Government Intermediate Bond Index	5.83%	5.50%	5.08%	3.00%	1.03%
Bloomberg Barclays U.S. Treasury Inflation Notes: 1-10 Year Index	5.83%	5.50%	5.08%	3.00%	1.03%
JP Morgan EMBI Global Diversified Index	2.94%	2.77%	2.56%	2.30%	1.99%
Wells Fargo Factor Enhanced Emerging Markets Index (Net)	2.22%	2.52%	2.89%	3.75%	4.82%
Wells Fargo Factor Enhanced International Index (Net)	7.41%	8.40%	9.63%	12.50%	16.07%
Wells Fargo Factor Enhanced Large Cap Index	14.31%	16.22%	18.61%	23.26%	28.66%
Wells Fargo Factor Enhanced Small Cap Index	3.57%	4.05%	4.64%	5.83%	7.17%
Wells Fargo U.S. High Yield Bond Index	2.94%	2.77%	2.56%	2.30%	1.99%
Wells Fargo U.S. Investment Grade Corporate Bond Index	17.95%	16.92%	15.64%	14.17%	12.31%
Wells Fargo U.S. REIT Index	2.50%	2.83%	3.25%	2.67%	1.30%

Average annual total returns (%) as of August 31, 2017

	1 year	5 year	10 year
Bloomberg Barclays U.S. Aggregate ex-Corporate Index[1]	0.06	–	–
Bloomberg Barclays U.S. Government Intermediate Bond Index[2]	0.09	1.12	3.21
Bloomberg Barclays U.S. Treasury Inflation Notes: 1-10 Year Index[3]	1.12	0.27	3.43
JP Morgan EMBI Global Diversified Index[4]	5.02	5.25	7.71
Wells Fargo Factor Enhanced Emerging Markets Index (Net)[5]*	–	–	–
Wells Fargo Factor Enhanced International Index (Net)[6]*	–	–	–
Wells Fargo Factor Enhanced Large Cap Index[7]*	–	–	–
Wells Fargo Factor Enhanced Small Cap Index[8]*	–	–	–
Wells Fargo U.S. High Yield Bond Index[9]*	–	–	–
Wells Fargo U.S. Investment Grade Corporate Bond Index[10]*	–	–	–
Wells Fargo U.S. REIT Index[11]*	–	–	–

*	The inception date of the index is April 2017. Performance results for the periods indicated are not yet available.

[1]	The Bloomberg Barclays U.S. Aggregate ex Corporate Bond Index is a broad-based benchmark that includes Treasuries, government-related securities, mortgage backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass throughs), asset backed securities and commercial mortgage backed securities (agency and non-agency). You cannot invest directly in an index.

[2]	The Bloomberg Barclays U.S. Government Intermediate Bond Index is an unmanaged index composed of U.S. government securities with maturities in the 1- to 10-year range, including securities issued by the U.S. Treasury and U.S. government agencies. You cannot invest directly in an index.

[3]	Bloomberg Barclays U.S. Treasury Inflation Notes: 1-10 Year Index measures the performance of the US Treasury Inflation Protected Securities (TIPS) market with maturities more an 1 year and less than 10 years. Federal Reserve holdings of US TIPS are not index eligible and are excluded from the face amount outstanding of each bond in the index. You cannot invest directly in an index.

[4]	The J.P. Morgan Emerging Markets Bond Index (“EMBI”) Global Diversified Index is a composite index representing an unleveraged investment in emerging market bonds that is broadly based across the spectrum of emerging market bonds and includes reinvestment of income (to represent real assets). You cannot invest directly in an index.

[5]	The Wells Fargo Factor Enhanced Emerging Markets Index (Net) is an index of equity securities that is derived from a universe of companies domiciled in various emerging markets countries and that possess, in aggregate, diversified exposure to investment factors (or characteristics) that are commonly tied to a stock’s potential for enhanced risk-adjusted returns relative to the market. You cannot invest directly in an index.

Appendix	Wells Fargo Target Date Funds	277

Wells Fargo Target 2030 Blended Index	Wells Fargo Target 2035 Blended Index	Wells Fargo Target 2040 Blended Index	Wells Fargo Target 2045 Blended Index	Wells Fargo Target 2050 Blended Index	Wells Fargo Target 2055 Blended Index	Wells Fargo Target 2060 Blended Index
18.78%	13.02%	9.47%	6.51%	5.92%	5.92%	5.92%
0.13%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
0.13%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
1.58%	1.10%	0.80%	0.55%	0.50%	0.50%	0.50%
5.88%	6.98%	7.63%	8.17%	8.28%	8.28%	8.28%
19.77%	23.30%	25.47%	27.34%	27.72%	27.72%	27.72%
33.73%	38.18%	40.72%	42.79%	43.20%	43.20%	43.20%
8.43%	9.54%	10.18%	10.70%	10.80%	10.80%	10.80%
1.59%	1.10%	0.80%	0.55%	0.50%	0.50%	0.50%
9.78%	6.78%	4.93%	3.39%	3.08%	3.08%	3.08%
0.20%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

[6]	The Wells Fargo Factor Enhanced International Index (Net) is an index of equity securities that is derived from a universe of companies domiciled in various developed markets outside the US and that possess, in aggregate, diversified exposure to investment factors (or characteristics) that are commonly tied to a stock’s potential for enhanced risk-adjusted returns relative to the market. You cannot invest directly in an index.

[7]	The Wells Fargo Factor Enhanced Large Cap Index is an index of equity securities that is derived from a universe of the largest 1000 companies in the US market and that possess, in aggregate, diversified exposure to investment factors (or characteristics) that are commonly tied to a stock’s potential for enhanced risk-adjusted returns relative to the market. You cannot invest directly in an index.

[8]	The Wells Fargo Factor Enhanced Small Cap Index is an index of equity securities that is derived from a universe of the smallest 2000 companies in the US market and that possess, in aggregate, diversified exposure to investment factors (or characteristics) that are commonly tied to a stock’s potential for enhanced risk-adjusted returns relative to the market. You cannot invest directly in an index.

[9]	The Wells Fargo US High Yield Bond Index is a rules-based index designed to measure the performance of U.S. dollar denominated below investment-grade corporate debt issued by U.S. or foreign issuers that have a remaining maturity of at least one year, regardless of optionality; it is constructed to provide increased diversification and liquidity versus traditional passive high yield bond indexes. You cannot invest directly in an index.

[10]	The Wells Fargo US Investment Grade Corporate Bond Index is a rules-based index designed to measure the performance of publicly issued U.S. dollar denominated investment grade, fixed rate corporate bonds issued by U.S. or foreign issuers that have a remaining maturity of at least one year, regardless of optionality; it is constructed to provide increased diversification and liquidity versus traditional passive corporate credit indexes. You cannot invest directly in an index.

[11]	The Wells Fargo U.S. REIT Index is a float-adjusted, capitalization-weighted index of all applicable NYSE MKT or NASDAQ-listed classes of REIT Stock that satisfy specified market capitalization and other eligibility requirements

278	Wells Fargo Target Date Funds	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Funds’ website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Funds’ website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

305824 10-17 SOFLD/SAR101 08-17

Semi–Annual report August 31, 2017

  Intuitive Investor Funds

◾Wells Fargo Emerging Markets Bond Fund

◾Wells Fargo Factor Enhanced Emerging Markets Fund

◾Wells Fargo Factor Enhanced International Fund

◾Wells Fargo Factor Enhanced Large Cap Fund

◾Wells Fargo Factor Enhanced Small Cap Fund

◾Wells Fargo High Yield Corporate Bond Fund

◾Wells Fargo U.S. Core Bond Fund

The views expressed and any forward-looking statements are as of August 31, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED ▪ NO BANK GUARANTEE ▪ MAY LOSE VALUE

2	Wells Fargo Emerging Markets Bond Fund[1]	Performance highlights (unaudited)

Investment objective

The Fund seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses.

Manager

Wells Fargo Funds Management, LLC

Subadviser for the affiliated master portfolio

First International Advisors, LLC

Portfolio managers

Michael Lee

Tony Norris

Alex Perrin

Average annual total returns (%) as of August 31, 2017

			Expense ratios[2] (%)
	Inception date	Since inception	Gross	Net[3]
Wells Fargo Emerging Markets Bond Fund (WBEMX)	8-3-2017	1.10	0.58	0.00
JP Morgan EMBI Global Diversified Index[4]	–	1.21*	–	–

* Return is based on the inception date of the Fund.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The Fund is exposed to foreign investment risk and focused portfolio risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 3.

Performance highlights (unaudited)	Wells Fargo Emerging Markets Bond Fund[1]	3

Ten largest holdings (%) as of August 31, 2017[5]
United Mexican States, 6.75%, 9-27-2034	2.59
Dominican Republic, 5.95%, 1-25-2017	2.47
Republic of Indonesia, 5.88%, 1-15-2024	2.34
Republic of Colombia, 3.88%, 4-25-2017	2.26
Republic of Hungary, 5.38%, 2-21-2023	2.24
Republic of Panama, 4.00%, 9-22-2024	2.23
Republic of Argentina, 5.63%, 1-26-2022	2.22
Sri Lanka, 6.25%, 7-27-2021	2.18
Federative Republic of Brazil, 6.00%, 4-7-2026	2.16
Petroleos Mexicanos Company, 4.88%, 1-24-2022	2.08

Portfolio allocation (%) as of August 31, 2017[6]
Yankee Corporate Bonds and Notes	16
Yankee Government Bonds	84

[1]	The Fund is a feeder fund that invests substantially all of its assets in a single affiliated master portfolio of the Wells Fargo Master Trust with an identical investment objective. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

[2]	Reflects the expense ratios as stated in the most recent prospectus. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through June 30, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amount shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses from unaffiliated funds in which the master portfolio invests, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolio are included in the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, as stated in the prospectus.

[4]	The JP Morgan Emerging Markets Bond Index (EMBI) Global Diversified Index is a composite index representing an unleveraged investment in emerging market bonds that is broadly based across the spectrum of emerging market bonds and includes reinvestment of income (to represent real assets). You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the securities of the affiliated master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts represent the portfolio allocation of the affiliated master portfolio and are calculated based on the total long-term investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

4	Wells Fargo Factor Enhanced Emerging Markets Fund[1]	Performance highlights (unaudited)

Investment objective

The Fund seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index (Net), before fees and expenses.

Manager

Wells Fargo Funds Management, LLC

Subadviser for the affiliated master portfolio

Analytic Investors, LLC

Portfolio managers

Dennis Bein, CFA®

Harindra de Silva, Ph.D., CFA®

David Krider, CFA®

Average annual total returns (%) as of August 31, 2017

			Expense ratios[2] (%)
	Inception date	Since inception	Gross	Net[3]
Wells Fargo Factor Enhanced Emerging Markets Fund (WEEMX)	8-3-2017	1.40	0.69	0.00
Wells Fargo Factor Enhanced Emerging Markets Index (Net)[4]	–	1.59*	–	–

* Return is based on the inception date of the Fund.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to focused portfolio risk, index tracking risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Factor Enhanced Emerging Markets Fund[1]	5

Ten largest holdings (%) as of August 31, 2017[5]
iShares MSCI India ETF	3.44
WisdomTree India Earnings Fund	3.21
Hon Hai Precision Industry Company Limited	1.84
Infosys Limited ADR	1.71
Industrial & Commercial Bank of China Limited H Shares	1.52
Bank of China Limited H Shares	1.20
Itau Unibanco Holding SA	1.19
iShares India 50 ETF	0.93
Banco Bradesco SA	0.90
Doctor Reddy’s Laboratories Limited ADR	0.80

Sector distribution (%) as of August 31, 2017[6]
Financials	22
Consumer Staples	12
Consumer Discretionary	9
Industrials	9
Information Technology	9
Materials	9
Real Estate	9
Other	7
Energy	4
Utilities	4
Health Care	3
Telecommunication Services	3

Country allocation (%) as of August 31, 2017[6]
South Korea	19
Taiwan	16
China	12
United States	9
Brazil	8
Malaysia	5
Thailand	5
Mexico	4
South Africa	4
Chile	3
India	3
Indonesia	2
Philippines	2
Poland	2
Russia	2
Turkey	2
Hong Kong	1
Other	1

[1]	The Fund is a feeder fund that invests substantially all of its assets in a single affiliated master portfolio of the Wells Fargo Master Trust with an identical investment objective. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

[2]	Reflects the expense ratios as stated in the most recent prospectus. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through June 30, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amount shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses from unaffiliated funds in which the master portfolio invests, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolio are included in the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, as stated in the prospectus.

[4]	The Wells Fargo Factor Enhanced Emerging Markets Index (Net) is an index of equity securities that is derived from a universe of companies domiciled in various emerging markets countries and that possess, in aggregate, diversified exposure to investment factors (or characteristics) that are commonly tied to a stock’s potential for enhanced risk-adjusted returns relative to the market. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the securities of the affiliated master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts represent the composition of the affiliated master portfolio and are calculated based on the total long-term investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

6	Wells Fargo Factor Enhanced International Fund[1]	Performance highlights (unaudited)

Investment objective

The Fund seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index (Net), before fees and expenses.

Manager

Wells Fargo Funds Management, LLC

Subadviser for the affiliated master portfolio

Analytic Investors, LLC

Portfolio managers

Dennis Bein, CFA®

Harindra de Silva, Ph.D., CFA®

David Krider, CFA®

Average annual total returns (%) as of August 31, 2017

			Expense ratios[2] (%)
	Inception date	Since inception	Gross	Net[3]
Wells Fargo Factor Enhanced International Fund (WINTX)	8-3-2017	(0.20)	0.44	0.00
Wells Fargo Factor Enhanced International Index (Net)[4]	–	(0.32)*	–	–

* Return is based on the inception date of the Fund.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to focused portfolio risk, index tracking risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 7.

Performance highlights (unaudited)	Wells Fargo Factor Enhanced International Fund[1]	7

Ten largest holdings (%) as of August 31, 2017[5]
Nestle SA	2.09
Roche Holding AG	1.39
Total SA	1.01
Royal Dutch Shell plc Class A	0.95
British American Tobacco plc	0.89
Siemens AG	0.88
Sanofi SA	0.87
BP plc	0.87
Royal Bank of Canada	0.84
Bayer AG	0.82

Sector distribution (%) as of August 31, 2017[6]
Financials	17
Industrials	15
Consumer Staples	12
Consumer Discretionary	11
Health Care	10
Materials	9
Energy	6
Information Technology	6
Real Estate	5
Telecommunication Services	5
Utilities	4

Country allocation (%) as of August 31, 2017[6]
Japan	16
United Kingdom	16
Canada	10
Germany	10
Australia	9
France	9
Switzerland	8
Netherlands	4
Spain	3
Sweden	3
Denmark	2
Hong Kong	2
Other	2
Singapore	2
Belgium	1
Finland	1
Italy	1
Norway	1

[1]	The Fund is a feeder fund that invests substantially all of its assets in a single affiliated master portfolio of the Wells Fargo Master Trust with an identical investment objective. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

[2]	Reflects the expense ratios as stated in the most recent prospectus. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through June 30, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amount shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses from unaffiliated funds in which the master portfolio invests, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolio are included in the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, as stated in the prospectus.

[4]	The Wells Fargo Factor Enhanced International Index (Net) is an index of equity securities that is derived from a universe of companies domiciled in various developed markets outside the United States and that possess, in aggregate, diversified exposure to investment factors (or characteristics) that are commonly tied to a stock’s potential for enhanced risk-adjusted returns relative to the market. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the securities of the affiliated master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts represent the composition of the affiliated master portfolio and are calculated based on the total long-term investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

8	Wells Fargo Factor Enhanced Large Cap Fund[1]	Performance highlights (unaudited)

Investment objective

The Fund seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses.

Manager

Wells Fargo Funds Management, LLC

Subadviser for the affiliated master portfolio

Analytic Investors, LLC

Portfolio managers

Dennis Bein, CFA®

Harindra de Silva, Ph.D., CFA®

Ryan Brown, CFA®

Average annual total returns (%) as of August 31, 2017

			Expense ratios[2] (%)
	Inception date	Since inception	Gross	Net[3]
Wells Fargo Factor Enhanced Large Cap Fund (WLECX)	8-3-2017	0.10	0.33	0.00
Wells Fargo Factor Enhanced Large Cap Index[4]	–	0.24*	–	–

* Return is based on the inception date of the Fund.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to focused portfolio risk and index tracking risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 9.

Performance highlights (unaudited)	Wells Fargo Factor Enhanced Large Cap Fund[1]	9

Ten largest holdings (%) as of August 31, 2017[5]
Johnson & Johnson	2.20
Exxon Mobil Corporation	2.05
Alphabet Incorporated Class C	1.72
Alphabet Incorporated Class A	1.71
AT&T Incorporated	1.44
The Procter & Gamble Company	1.41
Berkshire Hathaway Incorporated Class B	1.30
Chevron Corporation	1.26
Pfizer Incorporated	1.23
Verizon Communications Incorporated	1.21

Sector distribution (%) as of August 31, 2017[6]
Health Care	17
Information Technology	16
Consumer Discretionary	13
Industrials	12
Consumer Staples	11
Financials	9
Real Estate	6
Utilities	5
Energy	4
Materials	4
Telecommunication Services	3

[1]	The Fund is a feeder fund that invests substantially all of its assets in a single affiliated master portfolio of the Wells Fargo Master Trust with an identical investment objective. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

[2]	Reflects the expense ratios as stated in the most recent prospectus. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through June 30, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amount shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses from unaffiliated funds in which the master portfolio invests, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolio are included in the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, as stated in the prospectus.

[4]	The Wells Fargo Factor Enhanced Large Cap Index is an index of equity securities that is derived from a universe of the largest 1,000 companies in the U.S. market and that possess, in aggregate, diversified exposure to investment factors (or characteristics) that are commonly tied to a stock’s potential for enhanced risk-adjusted returns relative to the market. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the securities of the affiliated master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts represent the sector distribution of the affiliated master portfolio and are calculated based on the total long-term investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

10	Wells Fargo Factor Enhanced Small Cap Fund[1]	Performance highlights (unaudited)

Investment objective

The Fund seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses.

Manager

Wells Fargo Management, LLC

Subadviser for the affiliated master portfolio

Analytic Investors, LLC

Portfolio managers

Dennis Bein, CFA®

Harindra de Silva, Ph.D., CFA®

Ryan Brown, CFA®

Average annual total returns (%) as of August 31, 2017

			Expense ratios[2] (%)
	Inception date	Since inception	Gross	Net[3]
Wells Fargo Factor Enhanced Small Cap Fund (WFESX)	8-3-2017	(0.90)	0.38	0.00
Wells Fargo Factor Enhanced Small Cap Index[4]	–	(0.62)*	–	–

* Return is based on the inception date of the Fund.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to focused portfolio risk, and index tracking risk. Consult the Fund’s prospectus for additional information on these and other risks. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 11.

Performance highlights (unaudited)	Wells Fargo Factor Enhanced Small Cap Fund[1]	11

Ten largest holdings (%) as of August 31, 2017[5]
Exact Sciences Corporation	0.31
Brink’s Company	0.25
Sabra Health Care REIT Incorporated	0.23
Lumentum Holdings Incorporated	0.23
Paycom Software Incorporated	0.23
Liberty Expedia Holdings Incorporated Class A	0.22
INC Research Holdings Incorporated Class A	0.22
South Jersey Industries Incorporated	0.21
Fibrogen Incorporated	0.21
Stamps.com Incorporated	0.21

Sector distribution (%) as of August 31, 2017[6]
Financials	20
Consumer Discretionary	15
Industrials	15
Information Technology	14
Health Care	13
Real Estate	8
Consumer Staples	4
Materials	4
Energy	3
Utilities	3
Telecommunication Services	1

[1]	The Fund is a feeder fund that invests substantially all of its assets in a single affiliated master portfolio of the Wells Fargo Master Trust with an identical investment objective. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

[2]	Reflects the expense ratios as stated in the most recent prospectus. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through June 30, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amount shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses from unaffiliated funds in which the master portfolio invests, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolio are included in the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, as stated in the prospectus.

[4]	The Wells Fargo Factor Enhanced Small Cap Index is an index of equity securities that is derived from a universe of the smallest 2,000 companies in the U.S. market and that possess, in aggregate, diversified exposure to investment factors (or characteristics) that are commonly tied to a stock’s potential for enhanced risk-adjusted returns relative to the market. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the securities of the affiliated master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	Amounts represent the sector distribution of the affiliated master portfolio and are calculated based on the total long-term investments of the affiliated master portfolio. These amounts are subject to change and may have changed since the date specified.

12	Wells Fargo High Yield Corporate Bond Fund[1]	Performance highlights (unaudited)

Investment objective

The Fund seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses.

Manager

Wells Fargo Funds Management, LLC

Subadviser for the affiliated master portfolio

Wells Capital Management Incorporated

Portfolio managers

Thomas M. Price, CFA®

Janet S. Rillings, CFA®, CPA

Michale J. Schueller, CFA®

Average annual total returns (%) as of August 31, 2017

			Expense ratios[2] (%)
	Inception date	Since inception	Gross	Net[3]
Wells Fargo High Yield Corporate Bond Fund (WYCBX)	8-3-2017	(0.20)	0.49	0.00
Wells Fargo U.S. High Yield Bond Index[4]	–	(0.10)*	–	–

* Return is based on the inception date of the Fund.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The Fund is exposed to focus portfolio risk, index tracking risk, and foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 13.

Performance highlights (unaudited)	Wells Fargo High Yield Corporate Bond Fund[1]	13

Ten largest holdings (%) as of August 31, 2017[5]
Societe Francaise du Radiotelephone Group SA	0.81
Community Health Systems Incorporated	0.78
Alcoa Incorporated	0.77
MGM Resorts International	0.74
ZF North America Capital Incorporated	0.71
Tenet Healthcare Corporation	0.67
Scientific Games Company	0.64
DISH DBS Corporation	0.62
Fiat Chrysler Automobiles NV	0.62
NAVIENT Corporation	0.60

Credit quality (%) as of August 31, 2017[6]
BBB/Baa	1
BB/Ba	47
B/B	38
CCC/Caa and Below	14

[1]	The Fund is a feeder fund that invests substantially all of its assets in a single affiliated master portfolio of the Wells Fargo Master Trust with an identical investment objective. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolio in which it invests.

[2]	Reflects the expense ratios as stated in the most recent prospectus. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through June 30, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amount shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses from unaffiliated funds in which the master portfolio invests, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolio are included in the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, as stated in the prospectus.

[4]	The Wells Fargo U.S. High Yield Bond Index is a rules-based index designed to measure the performance of U.S. dollar denominated below investment-grade corporate debt issued by U.S. or foreign issuers that have a remaining maturity of at least one year, regardless of optionality; it is constructed to provide increased diversification and liquidity versus traditional passive high yield bond indexes. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the securities of the affiliated master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the affiliated master portfolio and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the affiliated master portfolio. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

14	Wells Fargo U.S. Core Bond Fund[1]	Performance highlights (unaudited)

Investment objective

The fund of funds seeks to replicate the total return of the Wells Fargo U.S. Core Bond Index, before fees an expenses.

Manager

Wells Fargo Funds Management, LLC

Subadviser for the affiliated master portfolios

Wells Capital Management Incorporated

Portfolio managers

Mark Clegg, CFA®

Christopher Y. Kauffman, CFA®

Janet S. Rilling, CFA®, CPA

Michael J. Schueller, CFA®

Michal Stanczyk

Noah M. Wise, CFA®

Average annual total returns (%) as of August 31, 2017

			Expense ratios[2] (%)
	Inception date	Since inception	Gross	Net[3]
Wells Fargo U.S. Core Bond Fund (WUSBX)	8-3-2017	0.40	0.33	0.00
Wells Fargo U.S. Core Bond Index[4]	–	0.51*	–	–
*	Return is based on the inception date of the Fund.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

Shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest-rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. The Fund is exposed to focused portfolio risk, index tracking risk, and mortage- and asset-backed secities risk. Consult the Fund’s prospectus for additional information on these and other risks.

Please see footnotes on page 15.

Performance highlights (unaudited)	Wells Fargo U.S. Core Bond Fund[1]	15

Ten largest holdings (%) as of August 31, 2017[5]
U.S. Treasury Note, 3.44%, 6-15-2020	3.44
U.S. Treasury Note, 1.75%, 6-30-2022	2.11
FNMA, 3.00%, 7-1-2047	1.84
U.S. Treasury Bond, 3.00%, 5-15-2047	1.70
U.S. Treasury Note, 2.00%, 6-30-2024	1.53
FNMA, 3.50%, 9-1-2043	1.42
GNMA, 3.50%, 2-20-2045	1.41
FNMA, 4.00%, 9-13-2047	1.37
FHLMC, 3.00%, 2-1-2047	1.24
FHLMC, 3.50%, 2-1-2044	1.14

Credit quality (%) as of August 31, 2017[6]
AAA	72
AA	4
A	10
BBB	14

[1]	The Fund is a feeder fund that invests substantially all of its assets in two affiliated master portfolios of the Wells Fargo Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the affiliated master portfolios in which it invests.

[2]	Reflects the expense ratios as stated in the most recent prospectus, which include the impact of 0.18% of acquired fund fees and expenses and net expenses from affiliated master portfolios. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report, which do not include acquired fund fees and expenses and net expenses from affiliated master portfolios.

[3]	The manager has contractually committed through June 30, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amount shown. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses from unaffiliated funds in which the master portfolios invest, and extraordinary expenses are excluded from the expense cap. All other acquired fund fees and expenses from the affiliated master portfolios are included in the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Without this cap, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, as stated in the prospectus.

[4]	The Wells Fargo U.S. Core Bond Index is a rules-based index designed to track the performance of fixed-rate, taxable, U.S. dollar denominated bonds, with an investment grade rating or classified as investment grade. The corporate bond component of the index is constructed to provide increased diversification and liquidity versus traditional passive corporate credit indexes. You cannot invest directly in an index.

[5]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the securities of the affiliated master portfolios allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

[6]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the affiliated master portfolios and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the affiliated master portfolios. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

16	Wells Fargo Intuitive Investor Funds	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the period from March 1, 2017 to August 31, 2017.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. The “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 3-1-2017	Ending account value 8-31-2017	Expenses paid during the period¹	Annualized net expense ratio
Emerging Markets Bond Fund
Actual	$1,000.00	$1,011.00	$0.00	0.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,003.84	$0.00	0.00%
Factor Enhanced Emerging Markets Fund
Actual	$1,000.00	$1,014.00	$0.00	0.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,003.84	$0.00	0.00%
Factor Enhanced International Fund
Actual	$1,000.00	$998.00	$0.00	0.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,003.84	$0.00	0.00%
Factor Enhanced Large Cap Fund
Actual	$1,000.00	$1,001.00	$0.00	0.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,003.84	$0.00	0.00%
Factor Enhanced Small Cap Fund
Actual	$1,000.00	$991.00	$0.00	0.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,003.84	$0.00	0.00%
High Yield Corporate Bond Fund
Actual	$1,000.00	$998.00	$0.00	0.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,003.84	$0.00	0.00%
U.S. Core Bond Fund
Actual	$1,000.00	$1,004.00	$0.00	0.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,003.84	$0.00	0.00%

1 Expenses paid is equal to the annualized net expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Wells Fargo Intuitive Investor Funds	Portfolio of investments — August 31, 2017 (unaudited)

EMERGING MARKETS BOND FUND

Security name		Value

Investment Companies : 94.03%

Affiliated Master Portfolio : 94.03%
Wells Fargo Emerging Markets Bond Portfolio		$9,509

Total Investment Companies (Cost $9,425)		9,509

Total investments in securities (Cost $9,425)	94.03%	9,509

Other assets and liabilities, net	5.97	604

Total net assets	100.00%	$10,113

The accompanying notes are an integral part of these financial statements.

Wells Fargo Intuitive Investor Funds	Portfolio of investments — August 31, 2017 (unaudited)

FACTOR ENHANCED EMERGING MARKETS FUND

Security name		Value

Investment Companies : 94.03%

Affiliated Master Portfolios : 94.03%
Wells Fargo Factor Enhanced Emerging Markets Portfolio		$9,531

Total Investment Companies (Cost $9,436)		9,531

Total investments in securities (Cost $9,436)	94.03%	9,531

Other assets and liabilities, net	5.97	605

Total net assets	100.00%	$10,136

The accompanying notes are an integral part of these financial statements.

Wells Fargo Intuitive Investor Funds	Portfolio of investments — August 31, 2017 (unaudited)

FACTOR ENHANCED INTERNATIONAL FUND

Security name		Value

Investment Companies : 93.97%

Affiliated Master Portfolios : 93.97%
Wells Fargo Factor Enhanced International Portfolio		$9,382

Total Investment Companies (Cost $8,731)		9,382

Total investments in securities (Cost $8,731)	93.97%	9,382

Other assets and liabilities, net	6.03	602

Total net assets	100.00%	$9,984

The accompanying notes are an integral part of these financial statements.

Wells Fargo Intuitive Investor Funds	Portfolio of investments — August 31, 2017 (unaudited)

FACTOR ENHANCED LARGE CAP FUND

Security name		Value

Investment Companies : 93.98%

Affiliated Master Portfolios : 93.98%
Wells Fargo Factor Enhanced Large Cap Portfolio		$9,405

Total Investment Companies (Cost $7,634)		9,405

Total investments in securities (Cost $7,634)*	93.98%	9,405

Other assets and liabilities, net	6.02	602

Total net assets	100.00%	$10,007

The accompanying notes are an integral part of these financial statements.

Wells Fargo Intuitive Investor Funds	Portfolio of investments — August 31, 2017 (unaudited)

FACTOR ENHANCED SMALL CAP FUND

Security name		Value

Investment Companies : 93.92%

Affiliated Master Portfolios : 93.92%
Wells Fargo Factor Enhanced Small Cap Portfolio		$9,307

Total Investment Companies (Cost $9,225)		9,307

Total investments in securities (Cost $9,225)	93.92%	9,307

Other assets and liabilities, net	6.08	602

Total net assets	100.00%	$9,909

The accompanying notes are an integral part of these financial statements.

Wells Fargo Intuitive Investor Funds	Portfolio of investments — August 31, 2017 (unaudited)

HIGH YIELD CORPORATE BOND FUND

Security name		Value

Investment Companies : 93.95%

Affiliated Master Portfolios : 93.95%
Wells Fargo High Yield Corporate Bond Portfolio		$9,374

Total Investment Companies (Cost $9,403)		9,374

Total investments in securities (Cost $9,403)	93.95%	9,374

Other assets and liabilities, net	6.05	604

Total net assets	100.00%	$9,978

The accompanying notes are an integral part of these financial statements.

Wells Fargo Intuitive Investor Funds	Portfolio of investments — August 31, 2017 (unaudited)

U.S. CORE BOND FUND

Security name		Shares	Value

Investment Companies : 94.02%

Affiliated Master Portfolios : 94.02%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio			$7,055
Wells Fargo Investment Grade Corporate Bond Portfolio			2,386

Total Investment Companies (Cost $9,425)			9,441

Total investments in securities (Cost $9,425)	94.02%		9,441

Other assets and liabilities, net	5.98		601

Total net assets	100.00%		$10,042

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Intuitive Investor Funds	Statements of assets and liabilities—August 31, 2017[1] (unaudited)

	Emerging Markets Bond Fund	Factor Enhanced Emerging Markets Fund
Assets
Investments in affiliated Master Portfolio(s), at value (see cost below)	$9,509	$9,531
Receivable from manager	5,683	5,683

Total assets	15,192	15,214

Liabilities
Professional fees payable	2,538	2,538
Trustees’ fees and expenses payable	1,534	1,534
Shareholder report expenses payable	676	676
Accrued expenses and other liabilities	331	330

Total liabilities	5,079	5,078

Total net assets	$10,113	$10,136

NET ASSETS CONSIST OF
Paid-in capital	$10,000	$10,000
Undistributed net investment income	37	22
Accumulated net realized gains (losses) on investments	(8)	19
Net unrealized gains (losses) on investments	84	95

Total net assets	$10,113	$10,136

COMPUTATION OF NET ASSET VALUE
Net assets	$10,113	$10,136
Shares outstanding[1]	1,000	1,000
Net asset value per share	$10.11	$10.14

Investments in affiliated Master Portfolio(s), at cost	$9,425	$9,436

[1]	Each Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—August 31, 2017[1] (unaudited)	Wells Fargo Intuitive Investor Funds	25

Factor Enhanced International Fund	Factor Enhanced Large Cap Fund	Factor Enhanced Small Cap Fund	High Yield Corporate Bond Fund	U.S. Core Bond Fund

$9,382	$9,405	$9,307	$9,374	$9,441
5,683	5,684	5,683	5,683	5,683

15,065	15,089	14,990	15,057	15,124

2,538	2,538	2,538	2,538	2,538
1,534	1,534	1,534	1,534	1,534
676	676	676	676	676
333	334	333	331	334

5,081	5,082	5,081	5,079	5,082

$9,984	$10,007	$9,909	$9,978	$10,042

$10,000	$10,000	$10,000	$10,000	$10,000
24	20	12	49	19
(691)	(1,784)	(185)	(42)	7
651	1,771	82	(29)	16

$9,984	$10,007	$9,909	$9,978	$10,042

$9,984	$10,007	$9,909	$9,978	$10,042
1,000	1,000	1,000	1,000	1,000
$9.98	$10.01	$9.91	$9.98	$10.04

$8,731	$7,634	$9,225	$9,403	$9,425

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Intuitive Investor Funds	Statement Of Operations—August 31, 2017[1] (unaudited)

	Emerging Markets Bond Fund	Factor Enhanced Emerging Markets Fund
Investment income
Dividends allocated from affiliated Master Portfolio(s)*	$0	$25
Interest allocated from affiliated Master Portfolio(s)	40	0
Expenses allocated from affiliated Master Portfolio(s)	(3)	(3)

Total investment income	37	22

Expenses
Custody and accounting fees	77	77
Professional fees	3,089	3,089
Registration fees	77	77
Shareholder report expenses	676	676
Trustees’ fees and expenses	1,534	1,534
Other fees and expenses	230	230

Total expenses	5,683	5,683
Less: Fee waivers and/or expense reimbursements	(5,683)	(5,683)

Net expenses	0	0

Net investment income	37	22

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) on securities transaction allocated from affiliated Master Portfolio(s)	(8)	19

Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolio(s)	84	95

Net realized and unrealized gains (losses) on investments	76	114

Net increase (decrease) in net assets resulting from operations	$113	$136

* Net of foreign dividend withholding taxes in the amount of	$0	$4

[1]	For the period from August 3, 2017 (commencement of operations) to August 31, 2017

The accompanying notes are an integral part of these financial statements.

27	Wells Fargo Intuitive Investor Funds	Statement Of Operations—August 31, 2017[1] (unaudited)

Factor Enhanced International Fund	Factor Enhanced Large Cap Fund	Factor Enhanced Small Cap Fund	High Yield Corporate Bond Fund	U.S. Core Bond Fund

$25	$21	$13	$0	$0
0	0	0	52	19
(1)	(1)	(1)	(3)	0

24	20	12	49	19

77	77	77	77	77
3,089	3,089	3,089	3,089	3,089
77	77	77	77	77
676	676	676	676	676
1,534	1,534	1,534	1,534	1,534
230	231	230	230	230

5,683	5,684	5,683	5,683	5,683
(5,683)	(5,684)	(5,683)	(5,683)	(5,683)

0	0	0	0	0

24	20	12	49	19

(691)	(1,784)	(185)	(42)	7

651	1,771	82	(29)	16

(40)	(13)	(103)	(71)	23

$(16)	$7	$(91)	$(22)	$42

$1	$0	$0	$0	$0

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Emerging Markets Bond Fund
	Period ended August 31, 2017[1] (unaudited)
Operations
Net investment income		$37
Net realized losses on investments		(8)
Net change in unrealized gains (losses) on investments		84
Net increase in net assets resulting from operations		113
	Shares
Capital share transactions
Proceeds from shares sold	1,000	10,000
Net increase in net assets resulting from capital share transactions		10,000
Total increase in net assets		10,113
Net assets
Beginning of period		0
End of period		$10,113
Undistributed net investment income		$37

[1]	For the period from August 3, 2017 (commencement of operations) to August 31, 2017

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Factor Enhanced Emerging Markets Fund
	Period ended August 31, 2017[1] (unaudited)
Operations
Net investment income		$22
Net realized gains on investments		19
Net change in unrealized gains (losses) on investments		95
Net increase in net assets resulting from operations		136
	Shares
Capital share transactions
Proceeds from shares sold	1,000	10,000
Net increase in net assets resulting from capital share transactions		10,000
Total increase in net assets		10,136
Net assets
Beginning of period		0
End of period		$10,136
Undistributed net investment income		$22

[1]	For the period from August 3, 2017 (commencement of operations) to August 31, 2017

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Factor Enhanced International Fund
	Period ended August 31, 2017[1] (unaudited)
Operations
Net investment income		$24
Net realized losses on investments		(691)
Net change in unrealized gains (losses) on investments		651
Net decrease in net assets resulting from operations		(16)
	Shares
Capital share transactions
Proceeds from shares sold	1,000	10,000
Net increase in net assets resulting from capital share transactions		10,000
Total increase in net assets		9,984
Net assets
Beginning of period		0
End of period		$9,984
Undistributed net investment income		$24

[1]	For the period from August 3, 2017 (commencement of operations) to August 31, 2017

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Factor Enhanced Large Cap Fund
	Period ended August 31, 2017[1] (unaudited)
Operations
Net investment income		$20
Net realized losses on investments		(1,784)
Net change in unrealized gains (losses) on investments		1,771
Net increase in net assets resulting from operations		7
	Shares
Capital share transactions
Proceeds from shares sold	1,000	10,000
Net increase in net assets resulting from capital share transactions		10,000
Total increase in net assets		10,007
Net assets
Beginning of period		0
End of period		$10,007
Undistributed net investment income		$20

[1]	For the period from August 3, 2017 (commencement of operations) to August 31, 2017

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Factor Enhanced Small Cap Fund
	Period ended August 31, 2017[1] (unaudited)
Operations
Net investment income		$12
Net realized losses on investments		(185)
Net change in unrealized gains (losses) on investments		82
Net decrease in net assets resulting from operations		(91)
	Shares
Capital share transactions
Proceeds from shares sold	1,000	10,000
Net increase in net assets resulting from capital share transactions		10,000
Total increase in net assets		9,909
Net assets
Beginning of period		0
End of period		$9,909
Undistributed net investment income		$12

[1]	For the period from August 3, 2017 (commencement of operations) to August 31, 2017

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	High Yield Corporate Bond Fund
	Period ended August 31, 2017[1] (unaudited)
Operations
Net investment income		$49
Net realized losses on investments		(42)
Net change in unrealized gains (losses) on investments		(29)
Net decrease in net assets resulting from operations		(22)
	Shares
Capital share transactions
Proceeds from shares sold	1,000	10,000
Net increase in net assets resulting from capital share transactions		10,000
Total increase in net assets		9,978
Net assets
Beginning of period		0
End of period		$9,978
Undistributed net investment income		$49

[1]	For the period from August 3, 2017 (commencement of operations) to August 31, 2017

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	U.S. Core Bond Fund
	Period ended August 31, 2017[1] (unaudited)
Operations
Net investment income		$19
Net realized gains on investments		7
Net change in unrealized gains (losses) on investments		16
Net increase in net assets resulting from operations		42
	Shares
Capital share transactions
Proceeds from shares sold	1,000	10,000
Net increase in net assets resulting from capital share transactions		10,000
Total increase in net assets		10,042
Net assets
Beginning of period		0
End of period		$10,042
Undistributed net investment income		$19

[1]	For the period from August 3, 2017 (commencement of operations) to August 31, 2017

The accompanying notes are an integral part of these financial statements.

35	Wells Fargo Intuitive Investor Funds	Financial highlights

	Beginning net asset value per share	Net investment income	Net realized and unrealized gains (losses) on investments	Ending net asset value per share
Emerging Markets Bond Fund
Period ended August 31, 2017[4] (unaudited)	$10.00	0.04	0.07	$10.11

Factor Enhanced Emerging Markets Fund
Period ended August 31, 2017[4] (unaudited)	$10.00	0.02	0.12	$10.14

Factor Enhanced International Fund
Period ended August 31, 2017[4] (unaudited)	$10.00	0.02	(0.04)	$9.98

Factor Enhanced Large Cap Fund
Period ended August 31, 2017[4] (unaudited)	$10.00	0.02	(0.01)	$10.01

Factor Enhanced Small Cap Fund
Period ended August 31, 2017[4] (unaudited)	$10.00	0.01	(0.10)	$9.91

High Yield Corporate Bond Fund
Period ended August 31, 2017[4] (unaudited)	$10.00	0.05	(0.07)	$9.98

U.S. Core Bond Fund
Period ended August 31, 2017[4] (unaudited)	$10.00	0.02	0.02	$10.04

[1]	Ratios include net expenses allocated from the affiliated Master Portfolio(s) which were as follows:

Emerging Markets Bond Fund	0.37%
Factor Enhanced Emerging Markets Fund	0.31
Factor Enhanced International Fund	0.19
Factor Enhanced Large Cap Fund	0.11
Factor Enhanced Small Cap Fund	0.18
High Yield Corporate Bond Fund	0.35
U.S. Core Bond Fund	0.09

[2]	Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio(s) by the corresponding affiliated Master Portfolio’s portfolio turnover rate.
[4]	For the period from August 3, 2017 (commencement of class operations) to August 31, 2017

The accompanying notes are an integral part of these financial statements.

Wells Fargo Intuitive Investor Funds	Financial highlights	36

Ratio to average net assets (annualized)
Net investment income	Gross expenses[1]	Net expenses[1]	Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)

4.76%	739.74%	0.00%	1.10%	1%	$10

2.84%	743.96%	0.00%	1.40%	15%	$10

3.16%	747.57%	0.00%	(0.20)%	4%	$10

2.63%	746.35%	0.00%	0.10%	5%	$10

1.59%	755.16%	0.00%	(0.90)%	3%	$10

6.48%	745.36%	0.00%	(0.20)%	4%	$10

2.47%	740.74%	0.00%	0.40%	8%	$10

Wells Fargo Intuitive Investor Funds	Notes to financial statements (unaudited)	37

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following funds: Wells Fargo Emerging Markets Bond Fund (“Emerging Markets Bond Fund”), Wells Fargo Factor Enhanced Emerging Markets Fund (“Factor Enhanced Emerging Markets Fund”), Wells Fargo Factor Enhanced International Fund (“Factor Enhanced International Fund”), Wells Fargo Factor Enhanced Large Cap Fund (“Factor Enhanced Large Cap Fund”), Wells Fargo Factor Enhanced Small Cap Fund (“Factor Enhanced Small Cap Fund”), Wells Fargo High Yield Corporate Bond Fund (“High Yield Corporate Bond Fund”), and Wells Fargo U.S. Core Bond Fund (“U.S. Core Bond Fund”) (each, a “Fund”, collectively, the “Funds”). Each Fund, is a diversified series of the Trust.

Each Fund seeks to achieve its investment objective by investing substantially all of its investable assets in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investments in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolios for the period from August 3, 2017 (commencement of operations) to August 31, 2017, are included in this report and should be read in conjunction with each Fund’s financial statements. As of August 31, 2017, the Funds own the following percentages of the affiliated Master Portfolios:

	Emerging Markets Bond Fund	Factor Enhanced Emerging Markets Fund	Factor Enhanced International Fund	Factor Enhanced Large Cap Fund	Factor Enhanced Small Cap Fund	High Yield Corporate Bond Fund	U.S. Core Bond Fund
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	N/A	N/A	N/A	N/A	N/A	N/A	0.00%*
Wells Fargo Emerging Markets Bond Portfolio	0.01%	N/A	N/A	N/A	N/A	N/A	N/A
Wells Fargo Factor Enhanced Emerging Markets Portfolio	N/A	0.00%*	N/A	N/A	N/A	N/A	N/A
Wells Fargo Factor Enhanced International Portfolio	N/A	N/A	0.00%*	N/A	N/A	N/A	N/A
Wells Fargo Factor Enhanced Large Cap Portfolio	N/A	N/A	N/A	0.00%*	N/A	N/A	N/A
Wells Fargo Factor Enhanced Small Cap Portfolio	N/A	N/A	N/A	N/A	0.00%*	N/A	N/A
Wells Fargo High Yield Corporate Bond Portfolio	N/A	N/A	N/A	N/A	N/A	0.01%	N/A
Wells Fargo Investment Grade Corporate Bond Portfolio	N/A	N/A	N/A	N/A	N/A	N/A	0.00%*

* The amount owned is less than 0.005%

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.

Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily. Securities held in the affiliated Master Portfolios are valued as discussed in the Notes to Financial Statements of the affiliated Master Portfolios, which are included elsewhere in this report.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis in each affiliated Master Portfolio. Realized gains or losses in each affiliated Master Portfolio are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method by each affiliated Master Portfolio. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on

38	Notes to financial statements (unaudited)	Wells Fargo Intuitive Investor Funds

consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income in each affiliated Master Portfolio is recognized on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income from foreign securities in each affiliated Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Each Fund records daily its proportionate share of each affiliated Master Portfolio’s interest and dividend income and realized and unrealized gains or losses.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Funds’ fiscal year end. Therefore, a portion of each Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

Each Fund intends to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the fiscal year since commencement of operations will be subject to examination by the federal and Delaware revenue authorities.

As of August 31, 2017, the aggregate cost of all investments for federal income tax purposes and the unrealized gains (losses) were as follows:

	Tax cost	Gross unrealized gains	Gross unrealized losses	Net unrealized gains (losses)

Emerging Markets Bond Fund	$9,425	$84	$0	$84

Factor Enhanced Emerging Markets Fund	9,426	105	0	105

Factor Enhanced International Fund	8,722	660	0	660

Factor Enhanced Large Cap Fund	7,634	1,771	0	1,771

Factor Enhanced Small Cap Fund	9,221	86	0	86

High Yield Corporate Bond Fund	9,399	0	(25)	(25)

U.S. Core Bond Fund	9,425	16	0	16

3. FAIR VALUATION MEASUREMENTS

At August 31, 2017, each Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The aggregate value of affiliated Master Portfolio(s) of each Fund was as follows:

Aggregate value of affiliated Master Portfolio(s)

Emerging Markets Bond Fund	$9,509

Factor Enhanced Emerging Markets Fund	9,531

Factor Enhanced International Fund	9,382

Factor Enhanced Large Cap Fund	9,405

Factor Enhanced Small Cap Fund	9,307

High Yield Corporate Bond Fund	9,374

U.S. Core Bond Fund	9,441

Wells Fargo Intuitive Investor Funds	Notes to financial statements (unaudited)	39

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays US Aggregate ex-Corporate Index, before fees and expenses
Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses
Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index (Net), before fees and expenses
Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index (Net), before fees and expenses.
Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses
Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses
Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses
Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company, is the manager of each Fund and provides advisory and administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of each Fund, supervising the applicable subadvisers, providing administrative services in connection with each Fund’s operations, and providing any other administrative services reasonably necessary for the operation of each Fund. Funds Management does not receive an investment management or administration fee from each Fund. However, Funds Management also serves as the adviser to each affiliated Master Portfolio and is entitled to receive a fee from each affiliated Master Portfolio for those services.

Funds Management has committed through June 30, 2019 to waive fees and/or reimburse expenses to the extent necessary to cap each Fund’s expenses at 0.00%. Net expenses from affiliated Master Portfolios are included in the expense caps. After the expiration date, each expense cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period from August 3, 2017 (commencement of operations) to August 31, 2017 were as follows:

	Purchases at cost*		Sales proceeds*
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
Emerging Markets Bond Fund	$0	$116	$0	$829

Factor Enhanced Emerging Markets Fund	0	1,367	0	1,804

Factor Enhanced International Fund	0	390	0	730

Factor Enhanced Large Cap Fund	0	435	0	628

Factor Enhanced Small Cap Fund	0	258	0	245

High Yield Corporate Bond Fund	0	360	0	1,079

U.S. Core Bond Fund	676	117	1,112	243

* The Funds seek to achieve their investment objective by investing substantially all of their investable assets in affiliated Master Portfolio(s). Purchases and sales have been calculated by aggregating the results of multiplying each Fund’s ownership percentage of the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds) and Wells Fargo Variable Trust are parties to a $280,000,000 revolving credit agreement whereby each Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.25% of the unused balance is allocated to each participating fund.

40	Notes to financial statements (unaudited)	Wells Fargo Intuitive Investor Funds

For the period from August 3, 2017 (commencement of operations) to August 31, 2017, there were no borrowings by the Funds under the agreement.

7. CONCENTRATION OF OWNERSHIP

At August 31, 2017 , Wells Fargo owned 100% of each Fund. Investment and/or voting activities of Wells Fargo with respect to their holdings in each Fund could have a material impact on each Fund.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	41

BLOOMBERG BARCLAYS US AGGREGATE EX-CORPORATE PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 39.65%
Federal Farm Credit Bank Bonds	0.89%	11-16-2018	$530,000	$527,352
FHLB	0.88	8-5-2019	120,000	118,809
FHLB	1.00	9-26-2019	120,000	118,974
FHLMC	1.13	7-14-2021	120,000	117,707
FHLMC	1.25	10-2-2019	130,000	129,451
FHLMC	1.30	8-28-2019	100,000	99,648
FHLMC	1.75	12-14-2018	2,560,000	2,573,412
FHLMC	2.00	9-14-2018	900,000	906,708
FHLMC	2.13	6-9-2023	1,200,000	1,216,862
FHLMC	2.29	4-13-2022	920,000	920,622
FHLMC	2.38	1-13-2022	3,000,000	3,080,190
FHLMC	2.50	3-1-2032	10,517,829	10,667,898
FHLMC	2.75	12-13-2024	2,020,000	2,107,280
FHLMC	3.00	2-1-2047	20,053,914	20,291,218
FHLMC %%	3.00	9-13-2047	9,085,000	9,184,367
FHLMC	3.50	2-1-2044	17,968,666	18,709,253
FHLMC	3.50	4-1-2045	756,605	788,206
FHLMC	3.50	8-1-2047	11,044,258	11,452,167
FHLMC %%	3.50	9-13-2047	95,000	98,444
FHLMC	6.00	7-1-2040	4,676,726	5,270,638
FHLMC	6.25	7-15-2032	1,010,000	1,457,954
FHLMC	6.75	3-15-2031	600,000	883,299
FHLMC Series K005 Class A2	4.32	11-25-2019	1,400,000	1,470,184
FHLMC Series K014 Class A1	2.79	10-25-2020	10,975	11,125
FHLMC Series K015 Class A2	3.23	7-25-2021	60,000	62,847
FHLMC Series K028 Class A1	2.18	11-25-2022	666,238	671,320
FHLMC Series K029 Class A2 ±±	3.32	2-25-2023	1,425,000	1,510,002
FHLMC Series K030 Class A2 ±±	3.25	4-25-2023	1,510,000	1,595,394
FHLMC Series K034 Class A2 ±±	3.53	7-25-2023	60,000	64,336
FHLMC Series K035 Class A2 ±±	3.46	8-25-2023	55,000	58,771
FHLMC Series K048 Class A2 ±±	3.28	6-25-2025	1,420,000	1,504,114
FHLMC Series K062 Class A2	3.41	12-25-2026	750,000	798,953
FHLMC Series K063 Class A2 ±±	3.43	1-25-2027	45,000	47,998
FHLMC Series K706 Class A2	2.32	10-25-2018	58,984	59,346
FHLMC Series K717 Class A2	2.99	9-25-2021	900,000	936,076
FNMA ¤	0.00	10-9-2019	3,140,000	3,028,999
FNMA	1.00	10-24-2019	650,000	644,261
FNMA	1.13	10-19-2018	110,000	109,791
FNMA	1.38	2-26-2021	120,000	119,291
FNMA	1.50	11-30-2020	120,000	119,701
FNMA	1.63	11-27-2018	2,880,000	2,890,673
FNMA	2.01	7-25-2022	18,456	18,533
FNMA	2.50	12-1-2027	1,117,919	1,140,686
FNMA	2.50	9-1-2031	10,832,030	10,996,155
FNMA %%	2.50	9-18-2032	2,345,000	2,377,610
FNMA ±±	2.99	9-25-2027	168,393	171,972
FNMA	3.00	12-1-2026	5,504,842	5,698,583
FNMA	3.00	12-1-2030	748,782	773,677
FNMA	3.00	7-1-2032	7,723,689	7,979,369
FNMA %%	3.00	9-18-2032	3,940,000	4,068,050

The accompanying notes are an integral part of these financial statements.

42	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

BLOOMBERG BARCLAYS US AGGREGATE EX-CORPORATE PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
FNMA	3.00%	8-1-2036	$371,258	$381,325
FNMA	3.00	2-1-2037	6,375,192	6,537,400
FNMA	3.00	8-1-2037	1,792,641	1,840,750
FNMA	3.00	11-1-2046	939,413	950,517
FNMA	3.00	7-1-2047	29,724,959	30,076,317
FNMA %%	3.00	9-13-2047	7,080,000	7,159,650
FNMA	3.50	6-1-2031	4,439,578	4,634,851
FNMA %%	3.50	9-18-2032	3,420,000	3,569,759
FNMA	3.50	1-1-2035	272,597	286,158
FNMA	3.50	3-1-2036	3,866,834	4,039,696
FNMA	3.50	4-1-2037	2,673,240	2,796,638
FNMA	3.50	6-1-2042	3,512,386	3,652,756
FNMA	3.50	7-1-2042	1,483,804	1,544,338
FNMA	3.50	10-1-2042	7,614,309	7,919,858
FNMA	3.50	9-1-2043	22,315,538	23,226,076
FNMA %%	3.50	9-13-2047	8,265,000	8,563,148
FNMA	4.00	6-1-2042	14,330,223	15,201,041
FNMA	4.00	6-1-2042	1,369,499	1,452,496
FNMA	4.00	8-1-2043	10,406,057	11,012,807
FNMA %%	4.00	9-13-2047	21,250,000	22,449,463
FNMA	4.50	5-1-2040	570,323	617,478
FNMA	4.50	9-1-2040	15,874,450	17,120,101
FNMA	4.50	2-1-2047	4,811,612	5,175,799
FNMA %%	4.50	9-13-2047	4,710,000	5,065,826
FNMA	5.00	1-1-2042	541,791	592,944
FNMA	5.00	6-1-2045	2,015,654	2,204,797
FNMA	5.00	7-1-2045	9,724,153	10,639,021
FNMA	5.50	9-1-2040	7,301,546	8,113,161
FNMA	6.00	5-1-2041	212,931	242,331
FNMA	7.13	1-15-2030	1,780,000	2,641,730
FNMA	7.25	5-15-2030	80,000	120,337
FNMA Series 2016-M7 Class A2	2.50	9-25-2026	495,000	487,583
FNMA Series 2017-M1 Class A2 ±±	2.50	10-25-2026	65,000	63,976
FNMA Series 2017-M3 Class A2 ±±	2.57	12-25-2026	995,000	983,534
GNMA	3.00	4-20-2045	11,198,227	11,439,382
GNMA	3.00	11-20-2045	798,348	815,540
GNMA	3.00	3-20-2046	15,747,148	16,086,264
GNMA %%	3.00	9-21-2047	7,585,000	7,741,441
GNMA	3.50	2-20-2045	22,189,644	23,172,344
GNMA	3.50	6-20-2045	3,645,728	3,807,193
GNMA	3.50	11-20-2045	4,046,976	4,226,220
GNMA	3.50	7-20-2047	13,888,928	14,499,552
GNMA %%	3.50	9-21-2047	405,000	422,323
GNMA	4.00	7-20-2044	4,026,529	4,273,056
GNMA	4.00	8-20-2044	1,956,755	2,076,559
GNMA	4.00	9-20-2044	3,973,323	4,216,290
GNMA %%	4.00	9-21-2047	10,100,000	10,642,875
TVA	1.75	10-15-2018	2,050,000	2,060,000
TVA	3.50	12-15-2042	30,000	31,951

Total Agency Securities (Cost $454,327,783)				456,522,928

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	43

BLOOMBERG BARCLAYS US AGGREGATE EX-CORPORATE PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Securities: 0.65%
Americredit Automobile Receivables Trust Series 2016-3 Class A3	1.46%	5-10-2021	$455,000	$453,927
Bank of America Credit Card Trust Series 2017 Class A1	1.95	8-15-2022	20,000	20,129
Capital Auto Receivables Asset Trust Series 2015-3 Class A4	2.13	5-20-2020	185,000	185,974
Capital Auto Receivables Asset Trust Series 2016-1 Class A4	1.98	10-20-2020	50,000	50,199
Capital One Multi Asset Execution Trust Series 2016-A5 Class A5	1.66	6-17-2024	188,000	186,376
Capital One Multi Asset Execution Trust Series 2017 Class A3	2.43	1-15-2025	40,000	40,734
Capital One Multi Asset Execution Trust Series 2017-A1 Class A1	2.00	1-17-2023	100,000	100,722
CarMax Auto Owner Trust Series 2016-3 Class A3	1.39	5-17-2021	465,000	463,471
CarMax Auto Owner Trust Series 2016-3 Class A4	1.60	1-18-2022	17,000	16,895
CarMax Auto Owner Trust Series 2016-4 Class A3	1.40	8-15-2021	470,000	467,757
CarMax Auto Owner Trust Series 2016-4 Class A4	1.60	6-15-2022	10,000	9,924
Chase Issuance Trust Series 2016-A2 Class A2	1.37	6-15-2021	590,000	587,613
Chase Issuance Trust Series 2016-A4 Class A4	1.49	7-15-2022	510,000	506,074
Citibank Credit Card Issuance Trust Series 2014-A6 Class A6	2.15	7-15-2021	570,000	575,423
Citibank Credit Card Issuance Trust Series 2017-A2 Class A2	1.74	1-19-2021	580,000	581,629
Citibank Credit Card Issuance Trust Series 2017-A3 Class A3	1.92	4-7-2022	590,000	593,129
Nissan Auto Receivables Owners Trust Series 2017-A Class A4	2.11	5-15-2023	15,000	15,146
Synchrony Credit Card Master Note Trust Series 2015-1 Class A	2.37	3-15-2023	425,000	430,810
Synchrony Credit Card Master Note Trust Series 2016-2 Class A	2.21	5-15-2024	175,000	176,328
Toyota Auto Receivables Owner Trust Series 2017-B Class A3	1.76	7-15-2021	425,000	426,205
World Financial Network Credit Card Master Trust Series 2012-A Class A	3.14	1-17-2023	15,000	15,322
World Financial Network Credit Card Master Trust Series 2016-A Class A	2.03	4-15-2025	487,000	485,359
World Omni Auto Receivables Trust Series 2016-B Class A4	1.48	11-15-2022	422,000	417,667
World Omni Auto Receivables Trust Series 2017-A Class A3	1.93	9-15-2022	95,000	95,494
World Omni Auto Receivables Trust Series 2017-A Class A4	2.24	6-15-2023	210,000	212,544
World Omni Automobile Lease Securitization Trust Series 2016-A Class A3	1.45	8-15-2019	450,000	449,232

Total Asset-Backed Securities (Cost $7,548,187)				7,564,083

Municipal Obligations: 0.81%

California: 0.28%
Bay Area CA Toll Authority Series 1 (Transportation Revenue)	6.92	4-1-2040	15,000	21,684
Bay Area CA Toll Authority Series 1 (Transportation Revenue)	7.04	4-1-2050	320,000	502,266
California Build America Bonds (GO Revenue)	5.70	11-1-2021	270,000	308,105
California Build America Bonds (GO Revenue)	7.60	11-1-2040	15,000	23,887
California Department of Water Resources Series P (Utilities Revenue)	2.00	5-1-2022	55,000	54,844
California Series B (Education Revenue)	3.90	11-1-2047	15,000	15,770
California State Build America Bonds (GO Revenue)	7.55	4-1-2039	110,000	172,352
California State Build America Bonds (GO Revenue)	7.63	3-1-2040	800,000	1,245,776
Los Angeles CA Community College District Build America Bonds (GO Revenue)	6.75	8-1-2049	5,000	7,772
Los Angeles CA DW&P Build America Bonds (Utilities Revenue)	6.57	7-1-2045	175,000	261,686
Los Angeles CA Unified School District Build America Bonds (GO Revenue)	5.75	7-1-2034	15,000	19,358
Los Angeles CA Unified School District Build America Bonds (GO Revenue)	5.76	7-1-2029	160,000	199,910
Los Angeles CA Unified School District Build America Bonds (GO Revenue)	6.76	7-1-2034	160,000	225,459
University of California Series AD (Education Revenue)	4.86	5-15-2112	150,000	165,669

				3,224,538

Florida: 0.03%
Florida Board of Administrative Finance Series A (Miscellaneous Revenue)	2.64	7-1-2021	370,000	375,994

The accompanying notes are an integral part of these financial statements.

44	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

BLOOMBERG BARCLAYS US AGGREGATE EX-CORPORATE PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Georgia: 0.04%
Municipal Electric Authority of Georgia Build America Bonds (Utilities Revenue)	6.66%	4-1-2057	$330,000	$416,447
Municipal Electric Authority of Georgia Build America Bonds (Utilities Revenue)	7.06	4-1-2057	10,000	12,376

				428,823

Illinois: 0.16%
Chicago IL Series B (GO Revenue)	6.31	1-1-2044	330,000	354,740
Chicago IL Transit Authority Series B (Tax Revenue)	6.90	12-1-2040	310,000	411,510
Illinois Build America Bonds Series 3 (Miscellaneous Revenue)	6.73	4-1-2035	45,000	49,593
Illinois Taxable Pension (GO Revenue)	5.10	6-1-2033	1,010,000	1,005,475

				1,821,318

Kansas: 0.00%
Kansas Development Finance Authority Series H (Miscellaneous Revenue)	4.93	4-15-2045	5,000	5,734

Massachusetts: 0.03%
Massachusetts Build America Bonds (GO Revenue)	4.91	5-1-2029	300,000	357,201
Massachusetts Build America Bonds Series D (GO Revenue)	4.50	8-1-2031	5,000	5,782
Massachusetts Build America Bonds Series E (GO Revenue)	4.20	12-1-2021	10,000	10,730

				373,713

New Jersey: 0.09%
New Jersey EDA Series A (Miscellaneous Revenue, National Insured)	7.43	2-15-2029	395,000	490,250
New Jersey EDA Series B (Miscellaneous Revenue, AGM Insured) ¤	0.00	2-15-2022	25,000	21,878
New Jersey Turnpike Authority Build America Bonds Series A (Transportation Revenue)	7.10	1-1-2041	370,000	550,212

				1,062,340

New York: 0.15%
Metropolitan Transportation Authority New York Build America Bonds Series E (Transportation Revenue)	6.67	11-15-2039	50,000	70,653
Metropolitan Transportation Authority New York Build America Bonds Series E (Transportation Revenue)	6.81	11-15-2040	10,000	14,353
Metropolitan Transportation Authority New York Dedicated Tax Fund Build America Bonds (Tax Revenue)	7.34	11-15-2039	210,000	326,487
New York NY Municipal Water Finance Authority (Water & Sewer Revenue)	5.44	6-15-2043	10,000	13,190
New York NY Municipal Water Finance Authority Series CC (Water & Sewer Revenue)	5.88	6-15-2044	400,000	559,040
Port Authority of New York & New Jersey (Airport Revenue)	5.65	11-1-2040	45,000	60,243
Port Authority of New York & New Jersey Consolidated Bonds Series 174 (Airport Revenue)	4.46	10-1-2062	590,000	672,659

				1,716,625

Ohio: 0.02%
American Municipal Power Ohio Incorporated Build America Bonds (Utilities Revenue)	5.94	2-15-2047	150,000	199,610
American Municipal Power Ohio Incorporated Build America Bonds Series E (Utilities Revenue)	6.27	2-15-2050	10,000	13,105
Ohio State University Build America Bonds (Education Revenue)	4.91	6-1-2040	5,000	6,147

				218,862

Oregon: 0.01%
Oregon Department of Transportation Build America Bonds Series A (Tax Revenue)	5.83	11-15-2034	100,000	130,167

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	45

BLOOMBERG BARCLAYS US AGGREGATE EX-CORPORATE PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Pennsylvania: 0.00%
Pennsylvania Turnpike Comission Series B (Transportation Revenue)	5.51%	12-1-2045	$5,000	$6,599

Total Municipal Obligations (Cost $9,146,064)				9,364,713

Non-Agency Mortgage-Backed Securities: 1.58%
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A3	3.84	12-10-2054	20,000	21,354
Citigroup Commercial Mortgage Trust Series 2015-GC27 Class A5	3.14	2-10-2048	55,000	56,156
Citigroup Commercial Mortgage Trust Series 2016 GC37 Class B	4.23	4-10-2049	535,000	565,122
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class A5	3.62	2-10-2049	1,465,000	1,541,221
Citigroup Commercial Mortgage Trust Series 2016-GC36 Class B ±±	4.92	2-10-2049	40,000	43,879
Citigroup Commercial Mortgage Trust Series 2016-P5 Class A2	2.40	10-10-2049	60,000	60,796
Commercial Mortgage Pass-Through Certificate Series 2012-CR3 Class A3	2.82	10-15-2045	1,505,000	1,537,559
Commercial Mortgage Pass-Through Certificate Series 2013-CR9 Class A4 ±±	4.37	7-10-2045	1,395,000	1,530,716
Commercial Mortgage Trust Series 2012-LC4 Class A4	3.29	12-10-2044	1,460,000	1,518,342
Commercial Mortgage Trust Series 2013-CR6 Class A4	3.10	3-10-2046	60,000	62,188
Commercial Mortgage Trust Series 2014 UBS5 Class C ±±	4.77	9-10-2047	390,000	405,387
Commercial Mortgage Trust Series 2014-UBS6 Class C ±±	4.61	12-10-2047	60,000	59,381
Commercial Mortgage Trust Series 2015-CR23 Class A3	3.23	5-10-2048	60,000	61,896
Commercial Mortgage Trust Series 2016 CR1 Class C ±±	4.54	10-10-2049	65,000	66,739
Commercial Mortgage Trust Series 2016-CR28 Class A4	3.76	2-10-2049	1,055,000	1,123,314
Goldman Sachs Mortgage Securities Trust Series 2010-C1 Class D 144A±±	6.20	8-10-2043	890,000	926,836
Goldman Sachs Mortgage Securities Trust Series 2011-GC5 Class AS 144A±±	5.21	8-10-2044	45,000	48,803
Goldman Sachs Mortgage Securities Trust Series 2011-GC6 Class AS 144A	4.95	1-10-2045	50,000	54,691
Goldman Sachs Mortgage Securities Trust Series 2012-GC6 Class A3	3.48	1-10-2045	936,463	983,590
Goldman Sachs Mortgage Securities Trust Series 2012-GCJ9 Class AS	3.12	11-10-2045	40,000	40,798
Goldman Sachs Mortgage Securities Trust Series 2013-GC14 Class A5	4.24	8-10-2046	1,150,000	1,257,433
JPMorgan Chase Commercial Mortgage Securities Corporation Series 201- C30 Clas A5	3.82	7-15-2048	1,450,000	1,552,824
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-C15 Class A4	4.10	11-15-2045	20,000	21,712
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2013-C17 Class B ±±	5.05	1-15-2047	40,000	43,133
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-C31 Class A3	3.80	8-15-2048	1,465,000	1,568,163
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C28 Class A2	2.77	10-15-2048	20,000	20,415
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C11 Class AS ±±	4.52	8-15-2046	765,000	827,286
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8 Class A4	3.13	12-15-2048	50,000	51,748
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14 Class A2	2.92	2-15-2047	500,000	507,425
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22 Class A4	3.31	4-15-2048	60,000	62,218
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22 Class B ±±	3.88	4-15-2048	1,455,000	1,495,931
Morgan Stanley Bank of America Merrill LynchTrust Series 2012-C5 Class A4	3.18	8-15-2045	60,000	62,367

Total Non-Agency Mortgage-Backed Securities (Cost $18,063,108)				18,179,423

U.S. Treasury Securities: 47.75%
U.S. Treasury Bond	2.50	2-15-2046	210,000	200,370
U.S. Treasury Bond	2.75	8-15-2042	6,035,000	6,113,031
U.S. Treasury Bond	2.75	11-15-2042	6,085,000	6,158,210
U.S. Treasury Bond	2.88	5-15-2043	5,955,000	6,153,888
U.S. Treasury Bond	3.00	5-15-2042	5,800,000	6,151,852
U.S. Treasury Bond	3.00	11-15-2044	585,000	618,295
U.S. Treasury Bond	3.00	5-15-2045	810,000	855,056
U.S. Treasury Bond	3.00	11-15-2045	55,000	58,029
U.S. Treasury Bond	3.00	2-15-2047	15,000	15,829
U.S. Treasury Bond	3.00	5-15-2047	26,361,000	27,830,420

The accompanying notes are an integral part of these financial statements.

46	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

BLOOMBERG BARCLAYS US AGGREGATE EX-CORPORATE PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Bond	3.13%	11-15-2041	$5,670,000	$6,150,621
U.S. Treasury Bond	3.38	5-15-2044	1,565,000	1,769,184
U.S. Treasury Bond	3.63	8-15-2043	1,100,000	1,293,445
U.S. Treasury Bond	3.63	2-15-2044	35,000	41,230
U.S. Treasury Bond	3.75	11-15-2043	5,100,000	6,126,574
U.S. Treasury Bond	4.25	11-15-2040	2,775,000	3,565,983
U.S. Treasury Bond	4.38	5-15-2041	4,665,000	6,110,239
U.S. Treasury Bond	4.75	2-15-2041	390,000	536,448
U.S. Treasury Bond	5.00	5-15-2037	5,504,000	7,698,290
U.S. Treasury Bond	5.38	2-15-2031	2,017,000	2,753,520
U.S. Treasury Bond	5.50	8-15-2028	110,000	145,836
U.S. Treasury Bond	6.13	11-15-2027	1,195,000	1,634,723
U.S. Treasury Note	0.75	2-15-2019	5,990,000	5,943,203
U.S. Treasury Note	0.75	7-15-2019	50,000	49,473
U.S. Treasury Note	0.88	4-15-2019	6,000,000	5,957,344
U.S. Treasury Note	1.00	3-15-2019	5,965,000	5,937,505
U.S. Treasury Note	1.00	11-15-2019	2,360,000	2,342,023
U.S. Treasury Note	1.00	11-30-2019	6,015,000	5,969,653
U.S. Treasury Note	1.13	1-31-2019	5,895,000	5,880,953
U.S. Treasury Note	1.13	2-28-2019	5,965,000	5,950,553
U.S. Treasury Note	1.13	12-31-2019	6,010,000	5,978,307
U.S. Treasury Note	1.13	6-30-2021	730,000	717,596
U.S. Treasury Note	1.25	12-31-2018	2,855,000	2,853,996
U.S. Treasury Note	1.25	1-31-2019	5,945,000	5,942,213
U.S. Treasury Note	1.25	3-31-2019	5,960,000	5,954,180
U.S. Treasury Note	1.25	4-30-2019	5,960,000	5,954,180
U.S. Treasury Note	1.25	5-31-2019	310,000	309,649
U.S. Treasury Note	1.25	6-30-2019	20,000	19,975
U.S. Treasury Note	1.25	2-29-2020	4,680,000	4,665,558
U.S. Treasury Note	1.25	3-31-2021	6,035,000	5,972,764
U.S. Treasury Note	1.25	10-31-2021	6,010,000	5,918,441
U.S. Treasury Note	1.38	2-28-2019	5,935,000	5,942,187
U.S. Treasury Note	1.38	12-15-2019	5,970,000	5,972,565
U.S. Treasury Note	1.38	10-31-2020	3,365,000	3,354,090
U.S. Treasury Note	1.38	1-31-2021	1,750,000	1,741,660
U.S. Treasury Note	1.38	4-30-2021	6,025,000	5,985,226
U.S. Treasury Note	1.38	5-31-2021	6,035,000	5,990,916
U.S. Treasury Note	1.38	6-30-2023	6,170,000	6,015,750
U.S. Treasury Note	1.38	8-31-2023	435,000	423,292
U.S. Treasury Note	1.38	9-30-2023	6,135,000	5,967,006
U.S. Treasury Note	1.50	1-31-2019	385,000	386,083
U.S. Treasury Note	1.50	2-28-2019	5,920,000	5,936,419
U.S. Treasury Note	1.50	3-31-2019	5,930,000	5,948,995
U.S. Treasury Note	1.50	11-30-2019	5,950,000	5,969,059
U.S. Treasury Note	1.50	6-15-2020	56,243,000	56,379,214
U.S. Treasury Note	1.50	3-31-2023	6,085,000	5,988,258
U.S. Treasury Note	1.50	8-15-2026	5,880,000	5,595,647
U.S. Treasury Note	1.63	3-31-2019	5,905,000	5,934,756
U.S. Treasury Note	1.63	4-30-2019	5,915,000	5,946,423
U.S. Treasury Note	1.63	12-31-2019	5,935,000	5,970,471

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	47

BLOOMBERG BARCLAYS US AGGREGATE EX-CORPORATE PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

U.S. Treasury Securities (continued)
U.S. Treasury Note	1.63%	3-15-2020	$10,000	$10,061
U.S. Treasury Note	1.63	4-30-2023	6,070,000	6,008,352
U.S. Treasury Note	1.63	5-31-2023	6,085,000	6,021,060
U.S. Treasury Note	1.63	10-31-2023	6,080,000	5,998,300
U.S. Treasury Note	1.63	2-15-2026	6,240,000	6,026,231
U.S. Treasury Note	1.63	5-15-2026	6,285,000	6,056,678
U.S. Treasury Note	1.75	12-31-2020	10,000	10,078
U.S. Treasury Note	1.75	11-30-2021	5,965,000	5,991,563
U.S. Treasury Note	1.75	2-28-2022	1,030,000	1,033,661
U.S. Treasury Note	1.75	6-30-2022	34,453,000	34,516,254
U.S. Treasury Note	1.75	5-15-2023	6,035,000	6,011,897
U.S. Treasury Note	1.88	11-30-2021	5,925,000	5,985,176
U.S. Treasury Note	1.88	7-31-2022	1,670,000	1,682,460
U.S. Treasury Note	1.88	8-31-2024	5,285,000	5,258,781
U.S. Treasury Note	2.00	5-31-2021	5,890,000	5,981,801
U.S. Treasury Note	2.00	10-31-2021	5,895,000	5,982,043
U.S. Treasury Note	2.00	11-15-2021	5,895,000	5,985,958
U.S. Treasury Note	2.00	12-31-2021	3,630,000	3,682,607
U.S. Treasury Note	2.00	2-15-2023	30,000	30,330
U.S. Treasury Note	2.00	6-30-2024	24,961,000	25,061,429
U.S. Treasury Note	2.00	2-15-2025	5,995,000	5,996,639
U.S. Treasury Note	2.00	8-15-2025	6,025,000	6,011,114
U.S. Treasury Note	2.13	12-31-2021	5,885,000	6,000,401
U.S. Treasury Note	2.13	12-31-2022	3,190,000	3,246,697
U.S. Treasury Note	2.13	11-30-2023	4,850,000	4,925,402
U.S. Treasury Note	2.13	7-31-2024	2,455,000	2,483,865
U.S. Treasury Note	2.13	5-15-2025	5,985,000	6,033,394
U.S. Treasury Note	2.25	3-31-2021	5,810,000	5,952,300
U.S. Treasury Note	2.25	4-30-2021	5,825,000	5,968,350
U.S. Treasury Note	2.25	11-15-2025	1,710,000	1,736,251
U.S. Treasury Note	2.38	8-15-2024	35,000	35,983
U.S. Treasury Note	2.38	5-15-2027	11,113,000	11,354,360
U.S. Treasury Note	2.75	11-15-2023	50,000	52,623
U.S. Treasury Note	3.13	5-15-2019	5,680,000	5,853,506
U.S. Treasury Note	3.13	5-15-2021	5,640,000	5,957,691
U.S. Treasury Note	3.38	11-15-2019	5,685,000	5,935,495
U.S. Treasury Note	6.00	2-15-2026	1,485,000	1,945,408
U.S. Treasury Note	6.50	11-15-2026	3,485,000	4,781,257
U.S. Treasury Note	8.00	11-15-2021	760,000	956,561
U.S. Treasury Note	8.13	8-15-2019	55,000	62,187
U.S. Treasury Note	8.13	5-15-2021	2,490,000	3,077,776
U.S. Treasury Note	8.75	5-15-2020	1,865,000	2,229,695
U.S. Treasury Note	9.00	11-15-2018	1,925,000	2,104,416

Total U.S. Treasury Securities (Cost $543,936,181)				549,782,747

Yankee Corporate Bonds and Notes: 0.99%

Energy: 0.57%

Oil, Gas & Consumable Fuels: 0.57%
Ecopetrol SA	4.25	9-18-2018	1,040,000	1,064,440
Ecopetrol SA	7.38	9-18-2043	40,000	45,040

The accompanying notes are an integral part of these financial statements.

48	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

BLOOMBERG BARCLAYS US AGGREGATE EX-CORPORATE PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Nexen Incorporated	7.50%	7-30-2039	$320,000	$472,118
Nexen Incorporated	7.88	3-15-2032	200,000	289,872
Petroleos Mexicanos Company	5.50	6-27-2044	2,130,000	2,004,330
Petroleos Mexicanos Company 144A	6.50	3-13-2027	530,000	592,526
Petroleos Mexicanos Company	6.50	6-2-2041	110,000	115,363
Petroleos Mexicanos Company	8.00	5-3-2019	1,080,000	1,182,600
Statoil ASA	2.90	11-8-2020	110,000	113,349
Statoil ASA	4.80	11-8-2043	560,000	641,666

				6,521,304

Financials: 0.42%

Banks: 0.42%
Corporacion Andina de Fomento	2.13	9-27-2021	10,000	9,951
Corporación Andina de Fomento	4.38	6-15-2022	270,000	293,193
Export-Import Bank of Korea	2.88	1-21-2025	400,000	396,532
Export-Import Bank of Korea	5.13	6-29-2020	1,180,000	1,267,426
Japan Bank for International Cooperation	1.88	4-20-2021	2,550,000	2,531,081
Nordic Investment Bank	1.25	8-2-2021	400,000	392,564

				4,890,747

Total Yankee Corporate Bonds and Notes (Cost $11,238,181)				11,412,051

Yankee Government Bonds: 4.94%
African Development Bank	1.13	9-20-2019	880,000	873,488
Israel AID Bond	5.50	4-26-2024	60,000	72,462
Asian Development Bank	1.63	5-5-2020	140,000	140,242
Asian Development Bank	2.00	2-16-2022	1,620,000	1,633,538
Asian Development Bank	2.63	1-12-2027	900,000	926,770
Asian Development Bank	5.82	6-16-2028	10,000	12,755
Asian Development Bank	6.22	8-15-2027	470,000	623,747
Canada Government Bond	1.63	2-27-2019	245,000	245,938
Council of Europe	1.88	1-27-2020	370,000	372,829
European Bank for Reconstruction and Development	0.88	7-22-2019	60,000	59,105
European Bank for Reconstruction and Development	2.13	3-7-2022	1,190,000	1,202,985
European Investment Bank	1.25	12-16-2019	1,680,000	1,668,398
European Investment Bank	1.38	6-15-2020	1,740,000	1,729,455
European Investment Bank	1.63	8-14-2020	570,000	570,038
European Investment Bank	1.63	12-15-2020	280,000	279,399
European Investment Bank	1.88	3-15-2019	170,000	171,081
European Investment Bank	1.88	2-10-2025	110,000	107,786
European Investment Bank	2.38	6-15-2022	1,540,000	1,573,892
Export Development Canada	1.25	12-10-2018	100,000	99,804
Export Development Canada	1.63	1-17-2020	1,170,000	1,173,587
FMS Wertmanagement	1.75	3-17-2020	550,000	552,373
Hydro-Quebec	9.40	2-1-2021	1,195,000	1,458,942
Inter-American Development Bank	1.50	9-25-2018	720,000	720,671
Inter-American Development Bank	1.75	4-14-2022	1,590,000	1,582,905
Inter-American Development Bank	2.13	1-18-2022	590,000	597,973
Inter-American Development Bank	2.13	1-15-2025	10,000	10,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	49

BLOOMBERG BARCLAYS US AGGREGATE EX-CORPORATE PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Yankee Government Bonds (continued)
Inter-American Development Bank	3.20%	8-7-2042	$80,000	$81,211
Inter-American Development Bank	3.88	2-14-2020	140,000	147,679
Inter-American Development Bank	4.38	1-24-2044	40,000	49,012
International Bank for Reconstruction and Development	1.00	10-5-2018	1,120,000	1,115,342
International Bank for Reconstruction and Development	1.25	7-26-2019	2,115,000	2,106,183
International Bank for Reconstruction and Development	1.38	3-30-2020	850,000	846,501
International Bank for Reconstruction and Development	1.38	5-24-2021	1,740,000	1,719,651
International Bank for Reconstruction and Development	1.88	3-15-2019	40,000	40,252
International Bank for Reconstruction and Development	2.00	1-26-2022	240,000	241,881
International Bank for Reconstruction and Development	2.50	7-29-2025	10,000	10,154
International Bank for Reconstruction and Development	4.75	2-15-2035	130,000	163,908
International Finance Corporation	1.75	9-4-2018	1,170,000	1,174,375
Italy Government Bond	5.38	6-15-2033	200,000	233,014
Italy Government Bond	6.88	9-27-2023	255,000	306,408
KfW	1.50	6-15-2021	2,910,000	2,884,976
KfW	2.00	5-2-2025	40,000	39,561
KfW	2.13	3-7-2022	2,390,000	2,418,618
KfW	2.13	6-15-2022	130,000	131,434
KfW	2.13	1-17-2023	400,000	403,711
KfW	2.75	9-8-2020	2,660,000	2,747,178
Korea Development Bank	2.25	5-18-2020	650,000	649,165
Landwirtschaftliche Rentenbank	1.75	7-27-2026	10,000	9,562
Landwirtschaftliche Rentenbank	1.88	9-17-2018	90,000	90,446
Landwirtschaftliche Rentenbank	2.25	10-1-2021	1,210,000	1,231,069
Oesterreichische Kontrollbank Aktiengesellschaft	1.13	4-26-2019	1,070,000	1,062,774
Oriental Republic of Uruguay	4.50	8-14-2024	105,000	115,763
Oriental Republic of Uruguay	5.10	6-18-2050	670,000	706,850
Province of Alberta	1.90	12-6-2019	230,000	230,531
Province of Alberta	2.20	7-26-2022	90,000	90,373
Province of British Columbia	2.00	10-23-2022	15,000	14,995
Province of British Columbia	2.25	6-2-2026	530,000	523,073
Province of Manitoba	2.10	9-6-2022	530,000	529,285
Province of Manitoba	2.13	6-22-2026	20,000	19,225
Province of Ontario	1.63	1-18-2019	160,000	160,181
Province of Ontario	2.00	9-27-2018	90,000	90,414
Province of Ontario	2.50	4-27-2026	690,000	688,697
Province of Ontario	3.20	5-16-2024	5,000	5,264
Province of Ontario	4.40	4-14-2020	1,040,000	1,109,471
Province of Quebec	2.50	4-20-2026	75,000	75,161
Province of Quebec	2.63	2-13-2023	60,000	61,533
Republic of Chile	2.25	10-30-2022	200,000	200,180
Republic of Chile	3.63	10-30-2042	285,000	287,850
Republic of Colombia	4.38	7-12-2021	805,000	859,338
Republic of Colombia	6.13	1-18-2041	100,000	118,625
Republic of Colombia	7.38	9-18-2037	815,000	1,079,875
Republic of Hungary	4.00	3-25-2019	610,000	629,032
Republic of Hungary	5.38	3-25-2024	15,000	17,303
Republic of Hungary	6.38	3-29-2021	30,000	33,993
Republic of Hungary	7.63	3-29-2041	245,000	378,211
Republic of Korea	3.88	9-11-2023	415,000	445,693

The accompanying notes are an integral part of these financial statements.

50	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

BLOOMBERG BARCLAYS US AGGREGATE EX-CORPORATE PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Yankee Government Bonds (continued)
Republic of Panama	6.70%	1-26-2036	$20,000	$26,700
Republic of Panama	9.38	4-1-2029	595,000	899,938
Republic of Peru	5.63	11-18-2050	535,000	676,775
Republic of Peru	7.35	7-21-2025	240,000	316,560
Republic of Philippines	5.50	3-30-2026	955,000	1,150,595
Republic of Poland	3.00	3-17-2023	960,000	988,080
Republic of Poland	3.25	4-6-2026	10,000	10,333
Republic of Poland	5.13	4-21-2021	10,000	11,050
Republic of the Philippines	4.00	1-15-2021	105,000	111,826
Republic of the Philippines	6.38	1-15-2032	200,000	264,607
Republic of the Philippines	6.38	10-23-2034	475,000	642,271
State of Israel	2.88	3-16-2026	205,000	208,377
State of Israel	4.00	6-30-2022	365,000	392,904
Swedish Export Credit ¤	0.00	5-11-2037	275,000	145,686
Swedish Export Credit	1.88	6-23-2020	800,000	804,403
United Mexican States	4.00	10-2-2023	120,000	127,020
United Mexican States	4.13	1-21-2026	200,000	211,588
United Mexican States	5.75	10-12-2110	1,045,000	1,127,033
United Mexican States	7.50	4-8-2033	715,000	981,338
United Mexican States	8.13	12-30-2019	810,000	938,588

Total Yankee Government Bonds (Cost $56,479,245)				56,870,816

	Yield		Shares
Short-Term Investments: 8.51%

Investment Companies: 8.51%
Wells Fargo Government Money Market Select Class (l)(u)##	0.92		97,959,223	97,959,223

Total Short-Term Investments (Cost $97,959,223)				97,959,223

Total investments in securities (Cost $1,198,697,972)	104.88%	1,207,655,984
Other assets and liabilities, net	(4.88)	(56,213,681)

Total net assets	100.00%	$1,151,442,303

%%	The security is issued on a when-issued basis.

±±	The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

¤	The security is issued in zero coupon form with no periodic interest payments.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities.

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	51

BLOOMBERG BARCLAYS US AGGREGATE EX-CORPORATE PORTFOLIO

Investments In Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period
Investment companies - 8.51%
Wells Fargo Government Money Market Fund Select Class	0	295,863,417	197,904,194	97,959,223	$0	$0	$156,388	$97,959,223

The accompanying notes are an integral part of these financial statements.

52	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

EMERGING MARKETS BOND PORTFOLIO

Security name	Interest rate	Expiration date	Principal	Value

Participation Notes: 1.10%

Ireland: 0.78%
RZD Capital PLC (Russian Railways) (Energy, Oil, Gas & Consumable Fuels)	4.38%	3-1-2024	$750,000	$757,500

United Kingdom: 0.32%
Biz Finance PLC (State Export-Import Ukreximbank) (Financials, Banks)	9.63	4-27-2022	300,000	316,260

Total Participation Notes (Cost $1,072,073)				1,073,760

		Maturity date
Yankee Corporate Bonds and Notes: 14.08%

Azerbaijan: 1.03%
State Oil Company of the Azerbaijan Republic (Energy, Oil, Gas & Consumable Fuels)	4.75	3-13-2023	1,000,000	1,005,000

Brazil: 0.20%
Caixa Economica Federal (Financials, Banks)	3.50	11-7-2022	200,000	195,300

Chile: 1.81%
Banco del Estado de Chile (Financials, Banks)	4.13	10-7-2020	300,000	316,538
Codelco Incorporated (Materials, Metals & Mining)	4.88	11-4-2044	250,000	273,069
Codelco Incorporated (Materials, Metals & Mining)	5.63	9-21-2035	1,000,000	1,178,948

				1,768,555

China: 1.01%
Export-Import Bank of China (Financials, Banks)	2.00	4-26-2021	1,000,000	986,471

Indonesia: 0.95%
PT Pertamina Persero (Energy, Oil, Gas & Consumable Fuels)	5.63	5-20-2043	200,000	214,197
PT Perusahaan Listrik Negara (Utilities, Electric Utilities)	4.13	5-15-2027	700,000	706,083

				920,280

Ireland: 0.30%
Vnesheconombank (Finance, Banks)	5.94	11-21-2023	275,000	294,982

Kazakhstan: 0.68%
KazMunayGas National Company JSC (Energy, Oil, Gas & Consumable Fuels)	5.75	4-30-2043	650,000	663,130

Malaysia: 1.63%
Petronas Capital Limited (Energy, Oil, Gas & Consumable Fuels)	3.13	3-18-2022	200,000	205,583
Petronas Capital Limited (Energy, Oil, Gas & Consumable Fuels)	3.50	3-18-2025	216,000	224,959
Petronas Capital Limited (Energy, Oil, Gas & Consumable Fuels)	7.88	5-22-2022	936,000	1,158,688

				1,589,230

Mexico: 3.02%
Petroleos Mexicanos Company (Energy, Oil, Gas & Consumable Fuels)	3.50	1-30-2023	225,000	223,031
Petroleos Mexicanos Company (Energy, Oil, Gas & Consumable Fuels)	4.88	1-24-2022	2,000,000	2,107,800
Petroleos Mexicanos Company (Energy, Oil, Gas & Consumable Fuels)	5.38	3-13-2022	225,000	241,425
Petroleos Mexicanos Company (Energy, Oil, Gas & Consumable Fuels)	5.63	1-23-2046	400,000	376,520

				2,948,776

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	53

EMERGING MARKETS BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

South Africa: 0.29%
Eskom Holdings Limited (Utilities, Electric Utilities)	5.75%	1-26-2021	$275,000	$281,486

United Kingdom: 0.22%
State Savings Bank of Ukraine JSC (Finance, Banks)	9.63	3-20-2025	200,000	210,540

Venezuela: 0.55%
Petroleos de Venezuela SA (Energy, Oil, Gas & Consumable Fuels)	5.38	4-12-2027	200,000	60,500
Petroleos de Venezuela SA (Energy, Oil, Gas & Consumable Fuels)	6.00	11-15-2026	225,000	67,500
Petroleos de Venezuela SA (Energy, Oil, Gas & Consumable Fuels)	9.00	11-17-2021	1,050,000	409,500

				537,500

Virgin Islands (British): 2.39%
Chinalco Capital Holding Company (Materials, Metals & Mining)	4.00	8-25-2021	650,000	655,879
Sinochem Capital Company Limited (5 Year Treasury Constant Maturity +4.30%) (Materials, Chemicals) ±	5.00	12-29-2049	275,000	281,531
Sinopec Group Overseas Development (2015) Limited (Energy, Oil, Gas & Consumable Fuels)	4.10	4-28-2045	200,000	201,974
Sinopec Group Overseas Development (2016) Limited (Energy, Oil, Gas & Consumable Fuels)	1.75	9-29-2019	1,200,000	1,188,989

				2,328,373

Total Yankee Corporate Bonds and Notes (Cost $13,654,024)				13,729,623

Yankee Government Bonds: 78.55%
Arab Republic of Egypt	5.88	6-11-2025	1,000,000	1,014,692
Arab Republic of Egypt	6.13	1-31-2022	200,000	208,200
Arab Republic of Egypt	8.50	1-31-2047	750,000	840,000
Banco Nacional de Desenvolvimento Economico e Social	4.00	4-14-2019	900,000	917,658
China Development Bank	4.00	1-24-2037	600,000	620,960
Dominican Republic	5.95	1-25-2027	2,300,000	2,495,500
Export-Import Bank of India	4.00	1-14-2023	275,000	289,236
Federation of Malaysia	3.18	4-27-2026	900,000	916,380
Federative Republic of Brazil	6.00	4-7-2026	1,973,000	2,188,057
Federative Republic of Brazil	10.13	5-15-2027	425,000	618,375
Government of Jamaica	6.75	4-28-2028	325,000	377,000
Government of Jamaica	7.88	7-28-2045	500,000	612,500
Islamic Republic of Pakistan	8.25	4-15-2024	800,000	900,982
Lebanese Republic	6.00	1-27-2023	850,000	835,499
Lebanese Republic	6.38	3-9-2020	200,000	203,751
Lebanese Republic	6.60	11-27-2026	1,150,000	1,140,085
Lebanese Republic	7.05	11-2-2035	200,000	194,932
Lebanese Republic	8.25	4-12-2021	350,000	374,675
Oman Government International Bond	4.75	6-15-2026	375,000	374,250
Oriental Republic of Uruguay	5.10	6-18-2050	375,000	395,625
Republic of Argentina	5.63	1-26-2022	2,150,000	2,248,900
Republic of Argentina	7.50	4-22-2026	225,000	252,563
Republic of Argentina	7.63	4-22-2046	1,250,000	1,371,875
Republic of Chile	3.86	6-21-2047	550,000	570,625
Republic of Colombia	3.88	4-25-2027	2,243,000	2,285,617
Republic of Colombia	5.00	6-15-2045	236,000	244,260
Republic of Costa Rica	5.63	4-30-2043	300,000	272,625

The accompanying notes are an integral part of these financial statements.

54	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

EMERGING MARKETS BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Yankee Government Bonds (continued)
Republic of Costa Rica	7.00%	4-4-2044	$550,000	$578,188
Republic of Croatia	6.00	1-26-2024	425,000	484,551
Republic of Croatia	6.63	7-14-2020	628,000	693,953
Republic of Ecuador	7.95	6-20-2024	1,700,000	1,663,875
Republic of Ecuador	10.50	3-24-2020	425,000	454,219
Republic of El Salvador	6.38	1-18-2027	300,000	288,750
Republic of El Salvador	7.65	6-15-2035	547,000	545,633
Republic of Gabon	6.38	12-12-2024	700,000	689,612
Republic of Ghana	8.13	1-18-2026	225,000	238,757
Republic of Ghana	9.25	9-15-2022	600,000	666,660
Republic of Guatemala	4.38	6-5-2027	800,000	792,000
Republic of Hungary	5.38	2-21-2023	2,000,000	2,267,700
Republic of Hungary	5.38	3-25-2024	200,000	230,710
Republic of Hungary	6.25	1-29-2020	450,000	491,625
Republic of Indonesia	4.55	3-29-2026	1,000,000	1,063,750
Republic of Indonesia	5.88	1-15-2024	2,050,000	2,368,705
Republic of Indonesia	7.75	1-17-2038	275,000	392,806
Republic of Iraq	5.80	1-15-2028	500,000	474,313
Republic of Ivory Coast	5.38	7-23-2024	375,000	377,888
Republic of Ivory Coast	6.13	6-15-2033	500,000	498,850
Republic of Kazakhstan	3.88	10-14-2024	1,400,000	1,453,200
Republic of Kazakhstan	4.88	10-14-2044	300,000	310,695
Republic of Kenya	6.88	6-24-2024	850,000	891,608
Republic of Lithuania	6.63	2-1-2022	950,000	1,116,250
Republic of Namibia	5.25	10-29-2025	200,000	204,900
Republic of Namibia	5.50	11-3-2021	200,000	215,750
Republic of Panama	4.00	9-22-2024	2,100,000	2,254,350
Republic of Panama	4.50	5-15-2047	400,000	429,000
Republic of Paraguay	4.63	1-25-2023	225,000	237,375
Republic of Paraguay	5.00	4-15-2026	250,000	270,625
Republic of Peru	6.55	3-14-2037	1,065,000	1,443,075
Republic of Peru	7.35	7-21-2025	200,000	263,800
Republic of Peru	8.75	11-21-2033	325,000	511,875
Republic of Philippines	3.95	1-20-2040	1,850,000	1,951,088
Republic of Philippines	5.50	3-30-2026	379,000	456,624
Republic of Poland	3.25	4-6-2026	1,700,000	1,756,610
Republic of Poland	5.13	4-21-2021	625,000	690,625
Republic of Senegal	8.75	5-13-2021	850,000	975,375
Republic of Serbia	4.88	2-25-2020	425,000	446,386
Republic of Serbia	5.88	12-3-2018	950,000	991,420
Republic of South Africa	4.88	4-14-2026	1,800,000	1,847,326
Republic of South Africa	6.25	3-8-2041	200,000	222,254
Republic of Sri Lanka	5.88	7-25-2022	450,000	478,173
Republic of Turkey	3.25	3-23-2023	250,000	239,692
Republic of Turkey	5.63	3-30-2021	411,000	439,415
Republic of Turkey	6.63	2-17-2045	1,650,000	1,891,032
Republic of Turkey	8.00	2-14-2034	200,000	255,736
Republic of Venezuela	6.00	12-9-2020	425,000	163,625
Republic of Venezuela	9.00	5-7-2023	1,210,000	438,625
Republic of Venezuela	9.25	9-15-2027	300,000	117,750

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	55

EMERGING MARKETS BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Yankee Government Bonds (continued)
Republic of Zambia	8.50%	4-14-2024	$200,000	$216,940
Republica Orient Uruguay	4.13	11-20-2045	1,400,000	1,365,000
Republica Orient Uruguay	8.00	11-18-2022	270,000	330,750
Romania	6.13	1-22-2044	200,000	256,270
Romania	6.75	2-7-2022	802,000	935,790
Russian Federation	4.50	4-4-2022	600,000	640,219
Russian Federation	7.50	3-31-2030	479,750	575,433
Russian Federation	12.75	6-24-2028	950,000	1,676,389
Sri Lanka	6.25	7-27-2021	2,050,000	2,206,925
Sultanate of Oman	5.38	3-8-2027	1,650,000	1,718,063
Sultanate of Oman	6.50	3-8-2047	200,000	209,000
Ukraine Government	7.75	9-1-2019	1,500,000	1,562,250
Ukraine Government	7.75	9-1-2020	225,000	234,590
Ukraine Government	7.75	9-1-2025	600,000	616,500
Ukraine Government	7.75	9-1-2026	250,000	256,250
United Mexican States	6.75	9-27-2034	2,000,000	2,619,400
ZAR Sovereign Capital Fund Proprietary Limited	3.90	6-24-2020	200,000	203,927

Total Yankee Government Bonds (Cost $75,388,367)				76,615,322

	Yield		Shares
Short-Term Investments: 1.76%

Investment Companies: 1.76%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.92		1,716,841	1,716,841

Total Short-Term Investments (Cost $1,716,841)				1,716,841

Total investments in securities (Cost $91,831,305)	95.49%	93,135,546
Other assets and liabilities, net	4.51	4,393,719

Total net assets	100.00%	$97,529,265

±	Variable rate investment. The rate shown is the rate in effect at period end.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

Investments In Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period
Investment companies - 1.76%
Wells Fargo Government Money Market Fund Select Class	0	34,649,717	32,932,876	1,716,841	$0	$0	$4,849	$1,716,841

The accompanying notes are an integral part of these financial statements.

56	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

Common Stocks: 82.64%

Brazil: 4.02%
B2W Companhia Digital (Consumer Discretionary, Internet & Direct Marketing Retail) †	32,835	$192,868
Banco de Brasil SA (Financials, Banks)	120,109	1,171,386
Banco Santander (Brasil) SA (Financials, Banks)	1,200	6,351
BRF SA (Consumer Staples, Food Products) †	60,227	813,524
CCR SA (Industrials, Transportation Infrastructure)	119,682	663,833
Centrais Electricas Brasileiras SA (Utilities, Electric Utilities) †	31,866	178,369
Companhia de Saneamento Basico do Estado de Sao Paulo SA (Utilities, Water Utilities)	49,841	509,042
Companhia de Saneamento de Minas Gerais SA (Utilities, Water Utilities)	16,559	226,777
Companhia Hering (Consumer Discretionary, Specialty Retail)	27,210	233,388
CPFL Energia SA (Utilities, Electric Utilities)	50,112	431,258
CPFL Energias Renovaveis SA (Utilities, Independent Power & Renewable Electricity Producers) †	1,400	5,782
CVC Brasil Operadora e Agencia de Viagens SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	20,264	245,909
Ecorodovias Infraestrutura Logistica SA (Industrials, Transportation Infrastructure)	1,700	5,779
EDP Energias do Brasil SA (Utilities, Electric Utilities)	45,347	219,543
Embraer SA (Industrials, Aerospace & Defense)	66,730	380,091
Equatorial Energia SA (Utilities, Electric Utilities)	22,714	441,025
Estacio Participacoes SA (Consumer Discretionary, Diversified Consumer Services)	32,033	262,646
Fibria Celulose SA (Materials, Paper & Forest Products)	29,166	387,200
Fleury SA (Health Care, Health Care Providers & Services)	21,105	212,535
Grendene SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	24,740	214,088
Hypermarcas SA (Consumer Staples, Personal Products)	49,836	467,195
Iguatemi Empresa de Shopping Centers SA (Real Estate, Real Estate Management & Development)	26,580	315,800
JBS SA (Consumer Staples, Food Products)	98,129	270,273
Kroton Educacional SA (Consumer Discretionary, Diversified Consumer Services)	182,369	1,041,082
Light SA (Utilities, Electric Utilities) †	27,231	178,204
Localiza Rent a Car SA (Industrials, Road & Rail)	17,907	338,759
Lojas Renner SA (Consumer Discretionary, Multiline Retail)	92,033	894,645
M Dias Branco SA (Consumer Staples, Food Products)	26,055	406,405
MRV Engenharia e Participacoes SA (Consumer Discretionary, Household Durables)	1,900	8,142
Multiplan Empreendimentos Imobiliarios SA (Real Estate, Real Estate Management & Development)	13,775	319,842
Natura Cosmeticos SA (Consumer Staples, Personal Products)	33,576	314,657
Odontoprev SA (Health Care, Health Care Providers & Services)	45,262	213,092
Porto Seguro SA (Financials, Insurance)	16,668	184,003
Qualicorp SA (Health Care, Health Care Providers & Services)	26,101	288,965
Raia Drogasil SA (Consumer Staples, Food & Staples Retailing)	34,633	762,997
Rumo SA (Industrials, Road & Rail) †	127,675	418,979
Sao Martinho SA (Consumer Staples, Food Products)	37,811	209,604
Smiles SA (Consumer Discretionary, Media)	10,492	231,682
Tim Participacoes SA (Telecommunication Services, Wireless Telecommunication Services)	95,614	342,623
Ultrapar Participacoes SA (Energy, Oil, Gas & Consumable Fuels)	43,298	1,010,289
WEG SA (Industrials, Machinery)	67,610	439,443

		15,458,075

Chile: 2.76%
AES Gener SA (Utilities, Independent Power & Renewable Electricity Producers)	195,388	68,749
Aguas Andinas SA Class A (Utilities, Water Utilities)	390,950	251,162
Almendral SA (Telecommunication Services, Wireless Telecommunication Services)	84,862	6,787
Antarchile SA (Industrials, Industrial Conglomerates)	4,891	71,970

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	57

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

Chile (continued)
Banco de Chile (Financials, Banks)	5,660,298	$823,843
Banco de Credito e Inversiones (Financials, Banks)	8,155	533,262
Banco Santander Chile SA (Financials, Banks)	8,700,471	636,506
Banmedica SA (Health Care, Health Care Providers & Services)	32,620	83,477
CAP SA (Materials, Metals & Mining)	6,817	80,575
Cencosud SA (Consumer Staples, Food & Staples Retailing)	219,725	663,225
Colbun SA (Utilities, Independent Power & Renewable Electricity Producers)	826,298	200,619
Compania Cervecerias Unidas SA (Consumer Staples, Beverages)	32,132	440,692
Empresa Nacional de Telecomunicaciones SA (Telecommunication Services, Wireless Telecommunication Services)	12,086	127,196
Empresas CMPC SA (Materials, Paper & Forest Products)	247,153	650,273
Empresas Copec SA (Energy, Oil, Gas & Consumable Fuels)	55,359	705,436
Enel Americas SA (Utilities, Electric Utilities)	3,122,066	676,271
Enel Chile SA (Utilities, Electric Utilities)	2,828,002	334,715
Enel Generacion Chile SA (Utilities, Independent Power & Renewable Electricity Producers)	514,041	437,394
Engie Energia Chile SA (Utilities, Electric Utilities)	112,914	239,292
Grupo Security SA (Financials, Diversified Financial Services)	133,287	55,321
Inversiones Aguas Metropolitanas SA (Utilities, Water Utilities)	69,029	124,196
Itau CorpBanca SA (Financials, Banks)	40,091,631	387,242
LANTAM Airlines Group SA (Industrials, Airlines)	46,743	590,619
Parque Arauco SA (Real Estate, Real Estate Management & Development)	145,668	400,734
Quinenco SA (Industrials, Industrial Conglomerates)	28,133	83,248
Ripley Corporation SA (Consumer Discretionary, Multiline Retail)	162,374	154,813
SACI Falabella (Consumer Discretionary, Multiline Retail)	134,171	1,351,957
Sigdo Koppers SA (Industrials, Industrial Conglomerates)	3,641	6,435
Sociedad Matriz del Banco de Chile SA Class B (Financials, Banks)	515,192	230,723
Sociedad Matriz SAAM SA (Industrials, Transportation Infrastructure)	81,487	8,589
Vina Concha y Toro SA (Consumer Staples, Beverages)	109,453	186,966

		10,612,287

China: 12.47%
Agricultural Bank of China Limited H Shares (Financials, Banks)	3,572,000	1,679,706
Air China H Shares (Industrials, Airlines)	436,000	387,766
Aluminum Corporation of China Limited (Materials, Metals & Mining) †	294,000	217,520
Anhui Conch Cement Company Limited H Shares (Materials, Construction Materials)	192,000	716,404
Anhui Gujing Distillery Company Class B (Consumer Staples, Beverages)	34,400	147,521
BAIC Motor Corporation Limited H Shares (Consumer Discretionary, Auto Components)	189,000	168,333
Bank of China Limited H Shares (Financials, Banks)	9,339,000	4,916,676
Bank of Communications Limited H Shares (Financials, Banks)	989,847	756,386
Bank of Jinzhou Company Limited H Shares (Financials, Banks)	80,000	82,599
BBMG Corporation (Materials, Construction Materials)	379,000	195,172
Beijing Capital International Airport Company Limited H Shares (Industrials, Transportation Infrastructure)	226,000	365,608
Beijing Enterprises Water Group Limited (Utilities, Water Utilities)	232,000	197,144
China Agri-Industries Holdings Limited (Consumer Staples, Food Products)	826,000	386,309
China Cinda Asset Management Company Limited H Shares (Financials, Capital Markets)	1,508,000	560,749
China CITIC Bank H Shares (Financials, Banks)	1,104,351	729,578
China Communications Construction Company Limited H Shares (Industrials, Construction & Engineering)	633,000	842,841
China Communications Services Corporation Limited H Shares (Telecommunication Services, Diversified Telecommunication Services)	352,000	190,714
China Cosco Holdings Company Limited (Industrials, Marine)	412,500	261,445
China Eastern Airlines Company H Shares (Industrials, Airlines)	400,000	220,298

The accompanying notes are an integral part of these financial statements.

58	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

China (continued)
China Energy Engineering Corporation Limited H Shares (Industrials, Construction & Engineering)	916,000	$169,722
China Everbright Bank Company Limited H Shares (Financials, Banks)	400,000	192,186
China Huarong Asset Management Company Limited H Shares (Financials, Capital Markets)	1,425,000	608,185
China Jinmao Holdings Group Limited (Real Estate, Real Estate Management & Development)	668,000	297,050
China Mengniu Dairy Company Limited (Consumer Staples, Food Products)	430,000	1,004,428
China Merchants Bank Company Limited H Shares (Financials, Banks)	444,000	1,673,705
China Minsheng Banking Corporation Limited H Shares (Financials, Banks)	722,948	721,493
China Molybdenum Company Limited H Shares (Materials, Metals & Mining)	294,000	159,665
China National Building Material Company Limited H Shares (Materials, Construction Materials)	472,000	296,743
China Petroleum & Chemical Corporation H Shares (Energy, Oil, Gas & Consumable Fuels)	3,112,000	2,381,993
China Railway Construction Corporation Limited H Shares (Industrials, Construction & Engineering)	258,000	338,253
China Railway Group Limited H Shares (Industrials, Construction & Engineering)	590,000	471,955
China Reinsurance Group Corporation H Shares (Financials, Insurance)	1,546,000	351,644
China Resources Beer Holdings Company Limited (Consumer Staples, Beverages)	92,000	230,889
China Resources Cement Holdings Limited (Materials, Construction Materials)	368,000	202,204
China Resources Power Holdings Company (Utilities, Independent Power & Renewable Electricity Producers)	304,000	557,830
China Southern Airlines Company H Shares (Industrials, Airlines)	372,000	290,441
China Telecom Corporation Limited H Shares (Telecommunication Services, Diversified Telecommunication Services)	1,708,000	877,380
China Unicom Hong Kong Limited (Telecommunication Services, Diversified Telecommunication Services) †	866,000	1,261,528
China Vanke Company Limited H Shares (Real Estate, Real Estate Management & Development)	70,600	211,554
Chongqing Changchun Automobile Class B (Consumer Discretionary, Automobiles)	148,500	194,312
Chongqing Rural Commercial Bank (Financials, Banks)	468,000	325,924
COSCO Shipping Ports Limited (Industrials, Transportation Infrastructure)	402,000	475,162
CRRC Corporation Limited H Shares (Industrials, Machinery)	533,000	480,846
CSG Holding Company Limited B Shares (Materials, Construction Materials)	179,170	109,896
Datang International Power Generation Company Limited (Utilities, Independent Power & Renewable Electricity Producers) †	20,000	6,568
Dazhong Transportation Group Class B (Industrials, Road & Rail)	94,700	64,775
Dongfeng Motor Group Company Limited H Shares (Consumer Discretionary, Automobiles)	454,000	589,418
Far East Horizon Limited (Financials, Diversified Financial Services)	468,000	427,588
Fuyao Glass Industry Group Company Limited H Shares (Consumer Discretionary, Auto Components)	128,800	410,639
Great Wall Motor Company Limited H Shares (Consumer Discretionary, Automobiles)	418,000	524,520
Guangzhou Automobile Group H Shares (Consumer Discretionary, Automobiles)	266,000	524,811
Guangzhou R&F Properties Company Limited H Shares (Real Estate, Real Estate Management & Development)	143,200	334,498
Huadian Fuxin Energy Corporation Limited H Shares (Utilities, Independent Power & Renewable Electricity Producers)	258,000	57,035
Huaneng Power International Incorporated H Shares (Utilities, Independent Power & Renewable Electricity Producers)	578,000	378,157
Industrial & Commercial Bank of China Limited H Shares (Financials, Banks)	8,326,000	6,234,592
Jiangsu Express Company Limited H Shares (Industrials, Transportation Infrastructure)	212,000	325,081
Lao Feng Xiang Company Limited Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	40,700	157,428
Legend Holdings Corporation H Shares (Financials, Diversified Financial Services)	69,400	164,948
Lenovo Group Limited (Information Technology, Technology Hardware, Storage & Peripherals)	314,000	171,731
Metallurgical Corporation of China Limited H Shares (Industrials, Construction & Engineering) †	575,000	188,832
New China Life Insurance Company Limited H Shares (Financials, Insurance)	97,600	624,830
Nexteer Automotive Group Limited (Consumer Discretionary, Auto Components)	148,000	245,855
Orient Securities Company Limited of China H Shares (Financials, Diversified Financial Services) †	208,800	220,386
PetroChina Company Limited H Shares (Energy, Oil, Gas & Consumable Fuels)	2,434,692	1,555,565
PICC Property & Casualty Company Limited H Shares (Financials, Insurance)	312,000	586,065
Poly Property Group Company Limited (Real Estate, Real Estate Management & Development) †	575,000	301,249
Postal Savings Bank of China Company Limited H Shares (Financials, Banks)	1,350,000	814,235

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	59

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

China (continued)
Shandong Weigao Group Medical Polymer Company Limited H Shares (Health Care, Health Care Equipment & Supplies)	380,000	$303,485
Shanghai Electric Group Company Limited (Industrials, Electrical Equipment) †	488,000	221,372
Shanghai Fosun Pharmaceutical Company Limited H Shares (Health Care, Pharmaceuticals)	69,500	261,100
Shanghai Industrial Holdings Limited (Industrials, Industrial Conglomerates)	136,000	413,609
Shanghai Jinqiao Export Processing Zone Development Compay Limited Class B (Real Estate, Real Estate Management & Development)	49,900	71,257
Shanghai Mechanical & Electrical Industry Company Limited Class B (Industrials, Machinery)	35,000	70,945
Shanghai Pharmaceuticals Holding Company Limited H Shares (Health Care, Health Care Providers & Services)	158,800	390,824
Shanghai Zhenhua Heavy Industry Company Limited Class B (Industrials, Machinery)	173,300	89,943
Shenzhen Expressway Company Limited (Industrials, Transportation Infrastructure)	144,000	140,582
Shenzhen Investment Limited (Real Estate, Real Estate Management & Development)	920,000	419,691
Sinopec Engineering Group H Shares (Industrials, Construction & Engineering)	255,500	230,499
Sinopec Shanghai Petrochemical Company Limited (Materials, Chemicals)	630,000	392,857
Sinopharm Group Company Limited H Shares (Health Care, Health Care Providers & Services)	173,200	782,368
Sinotruk Hong Kong Limited (Industrials, Machinery)	218,000	241,240
Tong Ren Tang Technologies Company Limited H Shares (Health Care, Pharmaceuticals)	189,000	265,661
Tsingtao Brewery Company Limited H Shares (Consumer Staples, Beverages)	102,000	422,950
Weichai Power Company Limited (Industrials, Machinery)	257,000	264,693
Yantai Changyu Pioneer Wine Company Limited Class B (Consumer Staples, Beverages)	75,300	186,957
Yuexiu Property Company Limited (Real Estate, Real Estate Management & Development)	1,960,000	360,656
Zhejiang Expressway Company Limited (Industrials, Transportation Infrastructure)	206,000	257,706
Zijin Mining Group Company Limited H Shares (Materials, Metals & Mining)	890,000	326,397
Zoomlion Heavy Industry Science and Technology Company Limited H Shares (Industrials, Machinery)	11,400	5,201

		47,936,556

Colombia: 0.58%
Almacenes Exito SA (Consumer Staples, Food & Staples Retailing)	52,361	272,697
Cementos Argos SA (Materials, Construction Materials)	87,626	355,341
Corporacion Financiera Colombiana SA (Financials, Diversified Financial Services)	23,739	231,651
Empresa de Energia de Bogota SA (Utilities, Gas Utilities)	136,636	90,340
Grupo Argos SA (Materials, Construction Materials)	23,111	164,401
Grupo de Inversiones Suramericana SA (Financials, Diversified Financial Services)	40,649	571,978
Grupo Nutresa SA (Consumer Staples, Food Products)	18,688	171,970
Interconexion Electrica SA (Utilities, Electric Utilities)	83,776	379,496

		2,237,874

Greece: 0.31%
Hellenic Telecommunications Organization SA (Telecommunication Services, Diversified Telecommunication Services)	15,140	192,851
Jumbo SA (Consumer Discretionary, Specialty Retail)	16,390	273,161
Motor Oil (Hellas) Corinth Refineries SA (Energy, Oil, Gas & Consumable Fuels)	295	6,637
Mytilineos Holdings SA (Industrials, Industrial Conglomerates)	18,599	190,193
OPAP SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	22,538	251,937
Titan Cement Company SA (Materials, Construction Materials)	9,641	273,730

		1,188,509

India: 2.67%
Doctor Reddy’s Laboratories Limited ADR (Health Care, Pharmaceuticals)	101,849	3,278,519
Infosys Limited ADR (Information Technology, IT Services)	466,229	6,993,435

		10,271,954

The accompanying notes are an integral part of these financial statements.

60	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

Indonesia: 1.47%
PT Ace Hardware Incorporated Indonesia Tbk (Consumer Discretionary, Specialty Retail)	3,336,900	$272,614
PT AKR Corporindo Tbk (Industrials, Trading Companies & Distributors)	432,400	219,571
PT Bank Danamon Indonesia Tbk (Financials, Banks)	487,500	199,136
PT Bank Negara Indonesia Persero Tbk (Financials, Banks)	1,207,600	665,257
PT Bank Sinarmas Tbk (Financials, Banks) †	81,800	5,334
PT Bank Tabungan Negara Persero Tbk (Financials, Banks)	1,143,600	258,000
PT Gudang Garam Tbk (Consumer Staples, Tobacco)	95,400	494,804
PT Hanjaya Mandala Sampoerna Tbk (Consumer Staples, Tobacco)	1,920,400	523,929
PT Hanson International Tbk (Real Estate, Real Estate Management & Development) †	19,056,900	192,826
PT Indofood CBP Sukses Makmur Tbk (Consumer Staples, Food Products)	657,700	430,103
PT Indofood Sukses Makmur Tbk (Consumer Staples, Food Products)	969,800	608,760
PT Jasa Marga (Persero) Tbk (Industrials, Transportation Infrastructure)	655,600	286,229
PT Kalbe Farma Tbk (Health Care, Pharmaceuticals)	3,717,000	476,396
PT Mayora Indah Tbk (Consumer Staples, Food Products)	388,787	58,280
PT Perusahaan Gas Negara Persero Tbk (Utilities, Gas Utilities)	1,381,900	219,579
PT Properti Tbk (Real Estate, Real Estate Management & Development)	3,342,300	51,104
PT Sumber Alfaria Trijaya Tbk (Consumer Staples, Food & Staples Retailing)	117,000	5,963
PT Surya Citra Media Tbk (Consumer Discretionary, Media)	1,098,300	181,925
PT Ultrajaya Milk Industry & Trading Company Tbk (Consumer Staples, Food Products)	62,000	5,553
PT United Tractors Tbk (Energy, Oil, Gas & Consumable Fuels)	226,100	513,478

		5,668,841

Luxembourg: 0.07%
Kernel Holding SA (Consumer Staples, Food Products)	16,128	274,429

Malaysia: 4.69%
Aeon Company Bhd (Consumer Discretionary, Multiline Retail)	44,500	20,945
Affin Holdings Bhd (Financials, Banks)	15,300	9,136
Alliance Financial Group Bhd (Financials, Banks)	178,600	160,596
AMMB Holdings Bhd (Financials, Banks)	172,900	173,285
Astro Malaysia Holdings Bhd (Consumer Discretionary, Media)	380,700	238,913
Axiata Group Bhd (Telecommunication Services, Wireless Telecommunication Services)	512,300	591,415
Batu Kawan Bhd (Materials, Chemicals)	2,000	8,851
Bermaz Auto Bhd (Consumer Discretionary, Specialty Retail)	180,500	79,039
Bimb Holdings Bhd (Financials, Banks)	52,600	54,195
Boustead Holdings Bhd (Industrials, Industrial Conglomerates)	147,300	93,130
British American Tobacco Malaysia Bhd (Consumer Staples, Tobacco)	39,900	412,781
Bursa Malaysia Bhd (Financials, Diversified Financial Services)	150,100	357,105
Cahya Mata Sarawak Bhd (Materials, Construction Materials)	361,600	343,776
Carlsberg Brewery Malaysia Bhd (Consumer Staples, Beverages)	2,300	7,982
Dialog Group Bhd (Industrials, Construction & Engineering)	27,100	13,009
Digi.com Bhd (Telecommunication Services, Wireless Telecommunication Services)	424,000	480,543
Felda Global Ventures Holdings Bhd (Consumer Staples, Food Products)	489,400	177,630
Fraser & Neave Holdings Bhd (Consumer Staples, Beverages)	29,800	169,708
Genting Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	469,400	1,067,293
Genting Malaysia Bhd (Consumer Discretionary, Hotels, Restaurants & Leisure)	657,500	903,764
HAP Seng Consolidated Bhd (Industrials, Industrial Conglomerates)	87,500	186,044
Hartalega Holdings Bhd (Health Care, Health Care Equipment & Supplies)	241,400	383,821
Heineken Malaysia Bhd (Consumer Staples, Beverages)	11,800	51,947
IGB REIT Bhd (Real Estate, Equity REITs)	265,300	106,853

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	61

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

Malaysia (continued)
Inari Amertron Bhd (Information Technology, Electronic Equipment, Instruments & Components)	520,600	$309,641
IOI Corporation Bhd (Consumer Staples, Food Products)	511,400	543,673
IOI Properties Group Bhd (Real Estate, Real Estate Management & Development)	316,200	147,345
KLCC Property Holdings Bhd (Real Estate, Equity REITs)	116,600	212,968
Kossan Rubber Industries Bhd (Health Care, Health Care Equipment & Supplies)	44,200	74,521
KPJ Healthcare Bhd (Health Care, Health Care Providers & Services)	68,900	67,117
Kuala Lumpur Kepong Bhd (Consumer Staples, Food Products)	128,700	739,562
LPI Capital Bhd (Financials, Insurance)	12,200	50,965
Mah Sing Group Bhd (Real Estate, Real Estate Management & Development)	187,100	64,842
Malayan Banking Bhd (Financials, Banks)	523,400	1,159,434
Malaysia Airports Holdings Bhd (Industrials, Transportation Infrastructure)	254,700	536,776
Malaysia Building Society Bhd (Financials, Thrifts & Mortgage Finance)	672,100	203,023
Malaysian Resources Corporation Bhd (Industrials, Construction & Engineering)	586,700	164,861
Maxis Bhd (Telecommunication Services, Wireless Telecommunication Services)	216,500	293,027
My EG Services Bhd (Information Technology, IT Services)	382,600	189,934
Nestle Malaysia Bhd (Consumer Staples, Food Products)	11,600	228,170
Press Metal Bhd (Materials, Metals & Mining)	368,800	310,032
Public Bank Bhd (Financials, Banks)	318,400	1,535,895
Ql Resources Bhd (Consumer Staples, Food Products)	92,200	104,064
Sapurakencana Petroleum Bhd (Energy, Energy Equipment & Services)	11,300	3,652
Sime Darby Bhd (Industrials, Industrial Conglomerates)	591,900	1,247,418
SP Setia Bhd (Real Estate, Real Estate Management & Development)	394,499	310,389
Sunway Bhd (Real Estate, Real Estate Management & Development)	430,300	437,303
Sunway Real Estate Investment Trust (Real Estate, Real Estate Management & Development)	12,700	5,085
Telecom Malaysia Bhd (Telecommunication Services, Diversified Telecommunication Services)	340,400	512,533
Tenaga Nasional Bhd (Utilities, Electric Utilities)	336,500	1,125,213
Top Glove Corporation Bhd (Health Care, Health Care Equipment & Supplies)	207,300	272,322
UMW Holdings Bhd (Consumer Discretionary, Automobiles)	58,400	83,145
WCT Holdings Bhd (Industrials, Construction & Engineering) †	440,900	180,676
Westports Holdings Bhd (Industrials, Transportation Infrastructure)	219,700	192,922
Yinson Holdings Bhd (Energy, Energy Equipment & Services)	6,500	5,540
YTL Corporation Bhd (Utilities, Multi-Utilities)	1,323,900	443,315
YTL Power International Bhd (Utilities, Multi-Utilities)	567,300	187,307

		18,034,431

Mexico: 4.30%
Alsea SAB de CV (Consumer Discretionary, Hotels, Restaurants & Leisure)	75,674	275,113
America Movil SAB de CV Series L (Telecommunication Services, Wireless Telecommunication Services)	2,851,523	2,650,688
Arca Continental SAB de CV (Consumer Staples, Beverages)	131,967	963,075
Banregio Grupo Financiero SAB de CV (Financials, Banks)	30,983	200,445
Coca-Cola Femsa SAB de CV Series L (Consumer Staples, Beverages)	85,028	696,755
El Puerto de Liverpool SAB de CV (Consumer Discretionary, Multiline Retail)	23,933	213,090
Fibra Uno Administracion SAB de CV (Real Estate, Equity REITs)	395,353	703,616
Fomento Economico Mexicano SAB de CV (Consumer Staples, Beverages)	276,528	2,769,417
Genomma Lab Internacional SAB de CV (Health Care, Pharmaceuticals) †	159,993	205,548
Gentera SAB de CV (Financials, Consumer Finance)	129,148	198,931
Gruma SAB de CV Class B (Consumer Staples, Food Products)	32,320	474,065
Grupo Aeromexico SAB de CV (Industrials, Airlines) †	74,970	151,498
Grupo Aeroportuario del Centro Norte SAB de CV (Industrials, Transportation Infrastructure)	32,910	199,088

The accompanying notes are an integral part of these financial statements.

62	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

Mexico (continued)
Grupo Aeroportuario del Pacifico SAB de CV Class B (Industrials, Transportation Infrastructure)	43,915	$485,173
Grupo Aeroportuario del Sureste SAB de CV Class B (Industrials, Transportation Infrastructure)	22,475	457,551
Grupo Carso SAB de CV (Industrials, Industrial Conglomerates)	51,801	208,777
Grupo Comercial Chedraui SAB de CV (Consumer Staples, Food & Staples Retailing)	35,944	77,078
Grupo Elektra SAB de CV (Financials, Banks)	9,179	399,416
Grupo Financiero Santander SAB de CV Class B (Financials, Banks)	141,703	291,026
Grupo Gicsa SAB de CV (Real Estate, Real Estate Management & Development) †	114,178	76,697
Grupo Lala SAB de CV (Consumer Staples, Food Products)	117,067	207,888
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV (Industrials, Construction & Engineering) †	9,700	18,500
Industrias Bachoco SAB de CV Ser B (Consumer Staples, Food Products)	34,455	182,187
Industrias CH SAB de CV (Materials, Metals & Mining) †	1,100	5,233
Industrias Penoles SAB de CV (Materials, Metals & Mining)	17,433	453,521
Infraestructura Energetica Nova SAB de CV (Utilities, Gas Utilities)	89,626	488,703
Macquarie Mexico Real Estate Management SA de CV (Real Estate, Equity REITs) 144A	160,605	215,227
Mexichem SAB de CV (Materials, Chemicals)	111,524	296,911
Nemak SAB de CV (Consumer Discretionary, Auto Components) 144A	199,820	168,200
OHL Mexico SAB de CV (Industrials, Transportation Infrastructure)	135,591	191,944
Organizacion Soriana SAB de CV Class B (Consumer Staples, Food & Staples Retailing) †	25,823	63,564
PLA Administradora Industria S de RL de CV (Real Estate, Equity REITs)	105,904	180,483
Prologis Property Mexico SA de CV (Real Estate, Equity REITs)	111,194	226,751
Promotora Y Operadora de Infraestructura SAB de CV (Industrials, Transportation Infrastructure)	27,604	301,650
Telesites SAB de CV (Telecommunication Services, Diversified Telecommunication Services) †	259,729	205,410
Wal-Mart de Mexico SAB de CV (Consumer Staples, Food & Staples Retailing)	670,839	1,632,143

		16,535,362

Philippines: 1.67%
Alliance Global Group Incorporated (Industrials, Industrial Conglomerates)	1,201,900	326,488
Ayala Corporation (Financials, Diversified Financial Services)	51,500	925,933
Belle Corporation (Real Estate, Real Estate Management & Development)	73,000	5,250
Bloomberry Resorts Corporation (Consumer Discretionary, Hotels, Restaurants & Leisure) †	876,100	192,102
Cebu Air Incorporated (Industrials, Airlines)	40,340	85,379
China Banking Corporation (Financials, Banks)	12,600	8,877
Cosco Capital Incorporated (Consumer Staples, Food & Staples Retailing)	32,000	4,903
D&L Industries Incorporated (Materials, Chemicals)	841,400	170,023
DMCI Holdings Incorporated (Industrials, Industrial Conglomerates)	1,116,100	342,442
Energy Development Corporation (Utilities, Independent Power & Renewable Electricity Producers)	2,604,400	345,082
First Gen Corporation (Utilities, Independent Power & Renewable Electricity Producers)	265,400	87,239
First Philippine Holdings Corporation (Utilities, Electric Utilities)	4,850	6,350
Globe Telecom Incorporated (Telecommunication Services, Wireless Telecommunication Services)	5,350	209,107
GT Capital Holdings Incorporated (Financials, Diversified Financial Services)	18,525	404,748
International Container Term Services Incorporated (Industrials, Transportation Infrastructure)	262,880	536,343
Jollibee Foods Corporation (Consumer Discretionary, Hotels, Restaurants & Leisure)	97,980	456,104
Manila Electric Company (Utilities, Electric Utilities)	76,690	406,156
Manila Water Company (Utilities, Water Utilities)	295,300	178,611
Max’s Group Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	231,500	89,849
Petron Corporation (Energy, Oil, Gas & Consumable Fuels)	1,003,000	192,093
Philippine National Bank (Financials, Banks)	26,120	30,883
Philippine Seven Corporation (Consumer Staples, Food & Staples Retailing)	1,390	4,618
Puregold Price Club Incorporated (Consumer Staples, Food & Staples Retailing)	208,100	195,411

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	63

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

Philippines (continued)
Rizal Commercial Banking (Financials, Banks)	60,330	$60,483
Robinsons Land Company (Financials, Real Estate Management & Development)	471,200	213,638
Robinsons Retail Holdings (Consumer Staples, Food & Staples Retailing)	246,460	437,097
San Miguel Corporation (Consumer Staples, Beverages)	26,850	52,472
Semirara Mining and Power Corporation (Energy, Oil, Gas & Consumable Fuels)	96,020	325,759
Vista Land & Lifescapes Incorporated (Real Estate, Real Estate Management & Development)	1,110,400	129,116

		6,422,556

Poland: 2.07%
Alior Bank SA (Financials, Banks) †	15,045	278,353
Amrest Holdings SE (Consumer Discretionary, Hotels, Restaurants & Leisure) †	755	75,557
Budimex SA (Industrials, Construction & Engineering)	2,353	149,829
CCC SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	4,387	322,449
CD Projekt SA (Information Technology, Software)	10,801	252,517
Ciech SA (Materials, Chemicals) †	4,936	86,798
Cyfrowy Polsat SA (Consumer Discretionary, Media)	56,065	421,199
Enea SA (Utilities, Electric Utilities)	55,622	237,781
Eurocash SA (Consumer Staples, Food & Staples Retailing)	22,297	244,640
Grupa Kety SA (Materials, Metals & Mining)	1,665	187,676
Grupa Lotos SA (Energy, Oil, Gas & Consumable Fuels)	13,965	230,421
ING Bank Slaski SA (Financials, Banks) †	1,117	62,624
Inter Cars SA (Consumer Discretionary, Distributors)	64	5,131
Jastrzebska Spolka Weglowa SA (Materials, Metals & Mining) †	8,945	260,780
Kruk SA (Financials, Diversified Financial Services)	3,674	351,148
LPP SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	224	548,330
Orange Polska SA (Telecommunication Services, Diversified Telecommunication Services) †	138,633	232,784
PKO Bank Polski SA (Financials, Banks) †	71,817	738,443
Polska Grupa Energetyczna SA (Utilities, Electric Utilities)	123,411	493,672
Polski Koncern Naftowy Orlen SA (Energy, Oil, Gas & Consumable Fuels)	38,149	1,260,832
Polskie Gornictwo Naftowe i Gazownictwo SA (Energy, Oil, Gas & Consumable Fuels)	203,370	389,375
Powszechny Zaklad Ubezpieczen SA (Financials, Insurance)	47,283	642,846
Synthos SA (Materials, Chemicals)	109,761	147,074
Tauron Polska Energia SA (Utilities, Electric Utilities) †	298,584	328,105

		7,948,364

Russia: 1.94%
Aeroflot PJSC (Industrials, Airlines)	60,058	201,384
Alrosa PJSC (Materials, Metals & Mining)	334,200	465,247
Bank Otkritie Financial Corporation PJSC (Financials, Banks) †	2,043	44,026
Bashneft PJSC (Energy, Oil, Gas & Consumable Fuels) †	102	3,833
Credit Bank of Moscow PJSC (Financials, Banks) †	1,243,300	98,169
Gazprom Neft PJSC (Energy, Oil, Gas & Consumable Fuels)	39,455	140,869
Inter Rao Ues PJSC (Utilities, Electric Utilities)	4,043,002	269,673
LSR Group PJSC (Real Estate, Construction Materials)	2,444	32,844
Lukoil PJSC (Energy, Oil, Gas & Consumable Fuels)	7,560	381,877
Magnit PJSC (Consumer Staples, Food & Staples Retailing)	7,224	1,351,270
Magnitogorsk Iron & Steel Works PJSC (Materials, Metals & Mining)	173,000	120,568
MMC Norilsk Nickel PJSC (Materials, Metals & Mining)	11,701	1,972,861
Mobile TeleSystems OJSC (Telecommunication Services, Wireless Telecommunication Services)	125,114	583,132

The accompanying notes are an integral part of these financial statements.

64	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

Russia (continued)
Nizhnekamskneftekhim PJSC (Materials, Chemicals) †	5,400	$4,618
Novolipetsk Steel PJSC (Materials, Metals & Mining)	117,410	278,319
PhosAgro PJSC (Materials, Chemicals)	5,015	199,805
Pik Group PJSC (Real Estate, Construction & Engineering) †	24,459	122,200
Severstal PJSC (Materials, Metals & Mining)	21,260	333,900
United Wagon PJSC (Industrials, Road & Rail) †	11,222	151,290
VTB Bank PJSC (Financials, Banks)	625,185,027	698,422

		7,454,307

South Africa: 3.71%
Advtech Limited (Consumer Discretionary, Diversified Consumer Services)	58,617	82,009
Aeci Limited (Materials, Chemicals)	15,370	126,422
Alexander Forbes Group Holdings Limited (Financials, Diversified Financial Services)	71,394	36,990
Anglogold Ashanti Limited (Materials, Metals & Mining)	39,838	403,196
Arrowhead Properties Limited REIT (Real Estate, Equity REITs)	216,729	141,945
Attacq Limited (Real Estate, Real Estate Management & Development) †	207,533	288,755
Avi Limited (Consumer Staples, Food Products)	65,619	498,319
Barloworld Limited (Industrials, Trading Companies & Distributors)	23,914	236,222
Bid Corporation Limited (Consumer Staples, Food & Staples Retailing)	42,836	972,843
Capitec Bank Holdings Limited (Financials, Banks)	8,616	596,422
Clicks Group Limited (Consumer Staples, Food & Staples Retailing)	51,938	594,090
Distell Group Limited (Consumer Staples, Beverages)	20,587	218,693
Emira Property Fund Limited (Real Estate, Real Estate Management & Development)	59,962	63,932
Famous Brands Limited (Consumer Discretionary, Hotels, Restaurants & Leisure) †	506	4,598
Fortress Income Fund Limited (Real Estate, Real Estate Management & Development)	135,408	410,218
Gold Fields Limited (Materials, Metals & Mining)	80,109	357,169
Growthpoint Properties Limited (Real Estate, Equity REITs)	277,793	537,061
Harmony Gold Mining Company Limited (Materials, Metals & Mining)	32,545	64,646
Hyprop Investments Limited (Real Estate, Real Estate Management & Development)	34,851	305,759
Imperial Holdings Limited (Consumer Discretionary, Distributors)	12,679	203,332
Investec Limited (Financials, Capital Markets)	26,492	201,754
Liberty Holdings Limited (Financials, Insurance)	22,965	182,890
Life Healthcare Group Holdings Limited (Health Care, Health Care Providers & Services)	2,304	4,670
Massmart Holdings Limited (Consumer Staples, Food & Staples Retailing)	546	5,106
Mondi Limited (Materials, Paper & Forest Products)	15,865	432,604
Mr. Price Group Limited (Consumer Discretionary, Specialty Retail)	19,579	272,793
Nampak Limited (Materials, Containers & Packaging) †	131,716	191,163
Nedbank Group Limited (Financials, Banks)	12,581	212,640
Netcare Limited (Health Care, Health Care Providers & Services)	101,032	187,249
Omnia Holdings Limited (Materials, Chemicals)	421	4,579
Pick’n Pay Stores Limited (Consumer Staples, Food & Staples Retailing)	43,578	214,327
Pioneer Foods Group Limited (Consumer Staples, Food Products)	19,134	186,284
PPC Limited (Materials, Construction Materials)	146,401	63,923
PSG Group Limited (Financials, Diversified Financial Services)	18,928	367,538
Redefine Properties Limited (Real Estate, Equity REITs)	522,663	428,295
Resilient REIT Limited (Real Estate, Equity REITs)	58,448	561,892
Reunert Limited (Industrials, Industrial Conglomerates)	19,622	104,832
SA Corporate Real Estate Limited REIT (Real Estate, Equity REITs)	559,282	232,591
Santam Limited (Financials, Insurance)	10,271	204,492

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	65

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

South Africa (continued)
Sappi Limited (Materials, Paper & Forest Products)	56,581	$380,143
Shoprite Holdings Limited (Consumer Staples, Food & Staples Retailing)	53,258	922,750
Sibanye Gold Limited (Materials, Metals & Mining)	133,393	212,978
SPAR Group Limited (Consumer Staples, Food & Staples Retailing)	16,719	217,265
Super Group Limited (Consumer Staples, Food & Staples Retailing) †	38,358	121,808
Telkom South Africa Limited (Telecommunication Services, Diversified Telecommunication Services)	879	4,241
The Bidvest Group Limited (Industrials, Industrial Conglomerates)	32,218	424,620
Tiger Brands Limited (Consumer Staples, Food Products)	24,264	751,678
Tongaat-Hulett Limited (Consumer Staples, Food Products)	25,044	228,363
Truworths International Limited (Consumer Discretionary, Specialty Retail)	1,217	7,768
Vodacom Group Proprietary Limited (Consumer Discretionary, Media)	19,028	265,613
Vukile Property Fund Limited REIT (Real Estate, Equity REITs)	154,610	222,845
Wilson Bayly Holmes Ovcon Limited (Industrials, Construction & Engineering)	465	4,960
Woolworths Holdings Limited (Consumer Discretionary, Multiline Retail)	47,994	218,927
Zeder Investments Limited (Financials, Capital Markets)	136,614	66,686

		14,252,888

South Korea: 18.15%
Amorepacific Corporation (Consumer Staples, Personal Products)	2,719	694,459
Amorepacific Group (Consumer Staples, Personal Products)	5,515	655,383
Asiana Airlines (Industrials, Airlines) †	37,608	149,585
BGF Retail Company Limited (Consumer Staples, Food & Staples Retailing)	4,508	364,606
Binggrae Company Limited (Consumer Staples, Food Products)	3,028	162,732
BNK Financial Group Incorporated (Financials, Banks)	43,518	380,532
Celltrion Incorporated (Health Care, Pharmaceuticals) †	10,181	1,039,228
Chabiotech Company Limited (Health Care, Health Care Providers & Services) †	453	5,042
Cheil Worldwide Incorporated (Consumer Discretionary, Media)	14,327	241,409
Chong Kun Dang Pharmaceutical Corporation (Health Care, Pharmaceuticals)	1,827	168,507
CJ CGV Company Limited (Consumer Discretionary, Media)	69	4,002
CJ Cheiljedang Corporation (Consumer Staples, Food Products)	1,706	548,444
CJ Corporation (Industrials, Industrial Conglomerates)	2,038	319,906
CJ E&M Corporation (Consumer Discretionary, Media)	3,459	233,136
CJ Korea Express Corporation (Industrials, Road & Rail) †	1,860	278,769
CJ O Shopping Company Limited (Consumer Discretionary, Internet & Direct Marketing Retail)	1,188	225,463
Com2us Corporation (Information Technology, Software)	49	4,737
Cosmax Incorporated (Consumer Staples, Personal Products)	1,971	206,259
Coway Company Limited (Consumer Discretionary, Household Durables)	6,535	572,595
Daelim Industrial Company Limited (Industrials, Construction & Engineering)	4,244	315,402
Daesang Corporation (Consumer Staples, Food Products)	8,560	182,951
Daewoo Engineering & Construction Company Limited (Industrials, Construction & Engineering) †	30,823	192,165
Daewoo Securities Company Limited (Financials, Capital Markets)	25,827	232,480
Daewoong Pharmaceutical Company (Health Care, Pharmaceuticals)	2,577	230,824
Daishin Securities Company Limited (Financials, Capital Markets)	15,159	189,555
DGB Financial Group Incorporated (Financials, Banks)	20,249	197,534
Dong-A Socio Holdings Company Limited (Health Care, Pharmaceuticals) (a)	1,647	184,769
Dong-A ST Company Limited (Health Care, Pharmaceuticals)	2,406	178,167
Dongbu Insurance Company Limited (Financials, Insurance)	7,348	490,040
Dongkuk Steel Mill Company Limited (Materials, Metals & Mining)	8,851	99,295
Doosan Corporation (Industrials, Industrial Conglomerates)	2,676	303,767
E-MART Limited (Consumer Staples, Food & Staples Retailing)	3,289	653,366

The accompanying notes are an integral part of these financial statements.

66	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

South Korea (continued)
Grand Korea Leisure Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	245	$5,019
Green Cross Corporation (Health Care, Biotechnology)	1,266	203,777
Green Cross Holdings Corporation (Health Care, Biotechnology)	6,834	204,547
GS Engineering & Construction Corporation (Industrials, Construction & Engineering) †	7,339	185,493
GS Holdings Corporation (Energy, Oil, Gas & Consumable Fuels)	9,629	602,880
GS Home Shopping Incorporated (Consumer Discretionary, Internet & Direct Marketing Retail)	1,014	198,286
GS Retail Company Limited (Consumer Staples, Food & Staples Retailing)	7,371	263,764
Hana Financial Group Incorporated (Financials, Banks)	33,569	1,458,745
Hana Tour Service Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	2,521	190,260
Hanil Cement Company Limited (Materials, Construction Materials)	1,994	227,234
Hankook Tire Company Limited (Consumer Discretionary, Auto Components)	11,932	624,324
Hankook Tire Worldwide Company Limited (Financials, Diversified Financial Services)	10,362	195,735
Hanmi Pharm Company Limited (Health Care, Pharmaceuticals) †	823	294,137
Hanmi Science Company Limited (Health Care, Pharmaceuticals)	4,242	336,697
Hanon Systems (Consumer Discretionary, Auto Components)	23,361	239,287
Hansol Chemical Company Limited (Materials, Chemicals)	74	5,066
Hanssem Company Limited (Consumer Discretionary, Household Durables)	2,199	331,527
Hanwha Chem Corporation (Materials, Chemicals)	13,471	422,313
Hanwha Corporation (Korea) (Industrials, Industrial Conglomerates)	10,697	466,262
Hanwha Life Insurance Company Limited (Financials, Insurance)	69,610	451,885
Hanwha Techwin Company Limited (Industrials, Aerospace & Defense) †	6,030	207,488
Hite Jinro Company Limited (Consumer Staples, Beverages)	11,876	274,888
Hotel Shilla Company Limited (Consumer Discretionary, Specialty Retail)	5,656	310,488
Huchems Fine Chemical Corporation (Materials, Chemicals)	271	5,756
Hugel Incorporated (Health Care, Biotechnology) †	457	235,066
Hyosung Corporation (Materials, Chemicals)	2,631	369,824
Hyundai Elevator Company (Industrials, Machinery)	91	4,197
Hyundai Engineering & Construction Company Limited (Industrials, Construction & Engineering)	10,004	360,644
Hyundai Glovis Company Limited (Industrials, Air Freight & Logistics)	1,853	254,714
Hyundai Heavy Industries Company Limited (Industrials, Machinery)	5,285	696,011
Hyundai Home Shopping Network Corporation (Consumer Discretionary, Internet & Direct Marketing Retail)	2,176	265,342
Hyundai Marine & Fire Insurance Company Limited (Financials, Insurance)	9,711	397,879
Hyundai Merchant Marine Company Limited (Industrials, Marine) †	25,230	199,137
Hyundai Mipo Dockyard Company Limited (Industrials, Machinery) †	2,398	214,791
Hyundai Mobis (Consumer Discretionary, Auto Components)	8,609	1,801,813
Hyundai Motor Company (Consumer Discretionary, Automobiles)	19,456	2,424,236
Hyundai Robotics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment) †	759	298,188
Hyundai Rotem Company (Industrials, Machinery) †	11,084	181,850
Hyundai Steel Company (Materials, Metals & Mining)	8,997	460,382
Ilyang Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	5,593	179,555
Industrial Bank of Korea (Financials, Banks)	29,071	385,431
Innocean Worldwide Incorporated (Consumer Discretionary, Media)	83	5,278
Is Dongseo Company Limited (Industrials, Building Products)	126	3,989
JB Financial Group Company Limited (Financials, Banks)	39,586	218,362
Jeil Pharmaceutical Company Limited (Health Care, Pharmaceuticals) †	48	2,114
Kangwon Land Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	12,826	392,424
KB Financial Group Incorporated (Financials, Banks)	51,523	2,531,371
KEPCO Plant Service & Engineering Company Limited (Industrials, Commercial Services & Supplies)	110	4,463
Kia Motors Corporation (Consumer Discretionary, Automobiles)	35,071	1,102,578
Kiwoom Securities Company (Financials, Capital Markets)	2,466	176,487

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	67

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

South Korea (continued)
Koh Young Technology Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	3,679	$199,024
Kolon Industries Incorporated (Materials, Chemicals)	85	5,390
Kolon Life Science Incorporated (Health Care, Pharmaceuticals)	1,290	149,867
Korea Aerospace Industries Limited (Industrials, Aerospace & Defense)	7,810	320,337
Korea Electric Power Corporation (Utilities, Electric Utilities)	37,072	1,410,419
Korea Gas Corporation (Utilities, Gas Utilities) †	12,195	489,920
Korea Investment Holdings Company Limited (Financials, Capital Markets)	8,020	467,288
Korea Kolmar Company Limited (Consumer Staples, Personal Products)	3,139	189,019
Korea Petrochemical Industrial Company Limited (Materials, Chemicals)	24	5,694
Korea Reinsurance Company (Financials, Insurance)	20,977	231,610
Korean Air Lines Company Limited (Industrials, Airlines) †	8,897	261,955
KT&G Corporation (Consumer Staples, Tobacco)	17,787	1,806,147
Kumho Petrochemical Company Limited (Materials, Chemicals)	2,795	195,323
LF Corporation (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	7,197	185,733
LG Chem Limited (Materials, Chemicals)	4,327	1,454,357
LG Corporation (Industrials, Industrial Conglomerates)	17,716	1,319,745
LG Display Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	28,656	791,623
LG Electronics Incorporated (Consumer Discretionary, Household Durables)	15,298	1,105,700
LG Household & Health Care Limited (Consumer Staples, Personal Products)	1,553	1,322,171
LG Innotek Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	2,058	336,734
LG International Corporation (Industrials, Trading Companies & Distributors)	180	4,605
LG Uplus Corporation (Telecommunication Services, Diversified Telecommunication Services)	9,994	122,310
Lig Nex1 Company Limited (Industrials, Aerospace & Defense)	71	5,251
Loen Entertainment Incorporated (Consumer Discretionary, Media)	2,038	145,132
Lotte Chemical Corporation (Materials, Chemicals)	1,726	611,509
Lotte Chilsung Beverage Company Limited (Consumer Staples, Beverages)	182	249,693
Lotte Confectionery Company Limited (Consumer Staples, Food Products)	1,333	233,476
Lotte Fine Chemical Company Limited (Materials, Chemicals)	5,699	220,106
Lotte Food Company Limited (Consumer Staples, Food Products)	386	211,554
Lotte Shopping Company Limited (Consumer Discretionary, Multiline Retail)	2,351	535,835
LS Corporation (Industrials, Electrical Equipment)	4,999	374,615
LS Industrial Systems Company Limited (Industrials, Electrical Equipment)	5,108	263,645
Medy-Tox Incorporated (Health Care, Biotechnology)	603	304,334
Meritz Financial Group Incorporated (Financials, Diversified Financial Services)	19,613	291,342
Meritz Fire & Marine Insurance Company Limited (Financials, Insurance)	15,401	345,553
Meritz Securities Company Limited (Financials, Capital Markets)	47,817	204,609
Mirae Asset Life Insurance Company Limited (Financials, Insurance)	31,674	155,898
Naver Corporation (Information Technology, Internet Software & Services)	4,012	2,686,289
NCsoft Corporation (Information Technology, Software)	2,066	704,485
NH Investment & Securities Company Class C (Financials, Capital Markets)	15,295	187,186
Nong Shim Company Limited (Consumer Staples, Food Products)	903	266,271
Orion Corporation (Consumer Staples, Food Products)	44	1,073
Ottogi Corporation (Consumer Staples, Food Products)	488	329,344
Pan Ocean Company Limited (Industrials, Marine) †	33,987	193,807
Paradise Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	16,043	207,722
POSCO (Materials, Metals & Mining)	9,897	3,014,894
S-Oil Corporation (Energy, Oil, Gas & Consumable Fuels)	2,383	265,224
S1 Corporation Incorporated (Industrials, Commercial Services & Supplies)	4,688	372,928
Samsung Biologics Company Limited (Health Care, Life Sciences Tools & Services) 144A†	1,488	373,452
Samsung Card Company Limited (Financials, Consumer Finance)	5,689	187,178

The accompanying notes are an integral part of these financial statements.

68	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

South Korea (continued)
Samsung Engineering Company Limited (Industrials, Construction & Engineering) †	19,845	$188,313
Samsung Fire & Marine Insurance Company Limited (Financials, Insurance)	5,349	1,311,634
Samsung Heavy Industries Company Limited (Industrials, Machinery) †	44,671	423,891
Samsung Life Insurance Company Limited (Financials, Insurance)	13,731	1,406,466
Samsung SDS Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	4,365	648,401
Samyang Holdings Corporation (Consumer Staples, Food Products)	1,928	182,951
Seegene Incorporated (Health Care, Biotechnology) †	5,986	167,222
SFA Engineering Corporation (Information Technology, Electronic Equipment, Instruments & Components)	5,671	190,358
Shinhan Financial Group Company Limited (Financials, Banks)	53,871	2,484,296
Shinsegae Company Limited (Consumer Discretionary, Multiline Retail)	1,584	271,117
SK Chemicals Company Limited (Materials, Chemicals)	3,160	191,685
SK Company Limited (Industrials, Industrial Conglomerates)	6,209	1,472,958
SK Innovation Company Limited (Energy, Oil, Gas & Consumable Fuels)	6,065	1,013,881
SK Materials Company Limited (Materials, Chemicals)	1,179	190,924
SK Networks Company Limited (Industrials, Trading Companies & Distributors)	36,234	225,257
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	6,624	1,489,166
SKC Company Limited (Materials, Chemicals)	194	6,349
Soulbrain Company Limited (Materials, Chemicals)	3,111	177,953
Taekwang Industrial Company Limited (Materials, Chemicals)	132	142,465
Vieworks Company Limited (Health Care, Health Care Equipment & Supplies)	91	3,874
Woori Bank (Financials, Banks)	73,392	1,210,617
Yuhan Corporation (Health Care, Pharmaceuticals)	1,551	310,860
Yungjin Pharmaceutical Company (Health Care, Pharmaceuticals) †	19,288	178,751

		69,783,858

Taiwan: 15.02%
Accton Technology Corporation (Information Technology, Communications Equipment)	90,000	235,594
Acer Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	619,000	311,766
Advanced Semiconductor Engineering Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	792,000	955,260
Amtran Technology Company Limited (Consumer Discretionary, Household Durables)	7,000	3,897
Asia Cement Corporation (Materials, Construction Materials)	375,000	339,847
Asustek Computer Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	90,000	745,552
BizLink Holding Incorporated (Industrials, Electrical Equipment)	1,000	8,715
Capital Securities Corporation (Financials, Capital Markets)	153,000	49,988
Cathay Financial Holding Company Limited (Financials, Insurance)	1,080,000	1,762,484
Chailease Holding Company Limited (Financials, Diversified Financial Services)	211,000	574,711
Chang Hwa Commercial Bank (Financials, Banks)	32,800	17,933
Cheng Loong Corporation (Materials, Containers & Packaging)	332,000	199,119
Cheng Uei Precision Industry Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	32,000	43,686
Chicony Electronics Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	2,010	5,048
China Bills Finance Corporation (Financials, Capital Markets)	384,000	190,225
China Life Insurance Company - Taiwan Exchange (Financials, Insurance)	535,000	590,328
China Motor Company Limited (Consumer Discretionary, Automobiles)	256,000	238,364
China Petrochemical Development Corporation (Materials, Chemicals) †	575,000	261,979
China Steel Chemical Corporation (Materials, Chemicals)	47,000	179,877
China Steel Corporation (Materials, Metals & Mining)	1,232,000	1,032,824
China Synthetic Rubber Corporation (Materials, Chemicals)	273,000	330,632
Chunghwa Telecom Company Limited (Telecommunication Services, Diversified Telecommunication Services)	539,000	1,875,311

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	69

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

Taiwan (continued)
Cleanaway Company Limited (Industrials, Commercial Services & Supplies)	29,000	$163,359
Compal Electronic Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	536,000	385,407
Compeq Manufacturing Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	197,000	212,477
CTBC Financial Holding Company Limited (Financials, Banks)	2,534,000	1,641,529
CTCI Corporation (Industrials, Construction & Engineering)	112,000	181,106
E.SUN Financial Holding Company Limited (Financials, Banks)	1,603,052	987,997
Elan Microelectronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	137,000	195,883
Elite Material Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	41,000	206,501
Eternal Chemical Company Limited (Materials, Chemicals)	165,900	175,361
Eva Airways Corporation (Industrials, Airlines)	394,490	205,225
Evergreen Marine Corporation (Taiwan) Limited (Industrials, Marine) †	392,000	298,751
Far Eastern Department Stores Company Limited (Consumer Discretionary, Multiline Retail)	266,000	133,093
Far Eastern International Bank (Financials, Banks)	405,108	124,973
Far Eastern New Century Corporation (Industrials, Industrial Conglomerates)	626,000	500,941
Far Eastone Telecommunications Company Limited (Telecommunication Services, Wireless Telecommunication Services)	223,000	540,893
Feng Hsin Iron & Steel Company (Materials, Metals & Mining)	3,000	5,229
Feng Tay Enterprise Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	42,000	199,013
First Financial Holding Company Limited (Financials, Banks)	1,901,280	1,234,802
Flexium Interconnect Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	1,049	4,640
Formosa Chemicals & Fibre Corporation (Materials, Chemicals)	528,000	1,660,333
Formosa Petrochemical Corporation (Energy, Oil, Gas & Consumable Fuels)	149,000	525,813
Formosa Plastics Corporation (Materials, Chemicals)	670,000	2,084,662
Formosa Taffeta Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	140,000	139,170
Fubon Financial Holding Company Limited (Financials, Diversified Financial Services)	925,000	1,486,547
General Interface Solution Holding Limited (Information Technology, Electronic Equipment, Instruments & Components)	18,000	215,614
Getac Technology Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	3,000	4,279
Giant Manufacturing Company Limited (Consumer Discretionary, Leisure Products)	34,000	171,808
Gourmet Master Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	18,000	213,526
Grand Pacific Petrochemical Corporation (Materials, Chemicals)	273,000	231,126
Grape King Bio Limited (Consumer Staples, Personal Products)	30,000	182,412
Great Wall Enterprises Company Limited (Consumer Staples, Food Products)	260,000	266,642
Greatek Electronic Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	174,000	278,478
Hannstar Display Corporation (Information Technology, Electronic Equipment, Instruments & Components)	630,000	256,768
Hey Song Corporation (Consumer Staples, Beverages)	6,000	6,243
Highwealth Construction Corporation (Real Estate, Real Estate Management & Development)	118,000	187,680
Hon Hai Precision Industry Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	1,937,000	7,541,585
Hotai Motor Company Limited (Consumer Discretionary, Specialty Retail)	50,000	588,986
Hua Nan Financial Holdings Company Limited Class C (Financials, Banks)	1,677,900	936,831
Huaku Development Company Limited (Financials, Real Estate Management & Development)	88,000	180,496
Inventec Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	323,000	256,332
Kenda Rubber Industrial Company Limited (Consumer Discretionary, Auto Components)	53,000	75,780
King Yuan Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	4,000	3,877
King’s Town Bank Company Limited (Financials, Banks)	214,000	225,849
Lee Chang Yung Chemical Industry Corporation (Materials, Chemicals)	109,000	146,097
Lien Hwa Industrial Corporation (Consumer Staples, Food Products)	348,600	318,232
Lite-On Technology Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	274,000	405,385

The accompanying notes are an integral part of these financial statements.

70	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

Taiwan (continued)
Long Chen Paper Company Limited (Materials, Paper & Forest Products)	129,000	$189,146
Macronix International Company Limited (Information Technology, Semiconductors & Semiconductor Equipment) †	270,564	377,439
Mercuries Life Insurance Company (Financials, Insurance) †	318,000	170,175
Merida Industry Company Limited (Consumer Discretionary, Leisure Products)	37,000	162,447
Merry Electronics Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	25,000	196,329
Micro-Star International Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	82,000	186,666
Mitac Holdings Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	158,000	188,214
Nan Kang Rubber Tire Company Limited (Consumer Discretionary, Auto Components)	80,000	72,236
Nan Ya Plastics Corporation (Materials, Chemicals)	665,000	1,679,081
Nanya Technology Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	107,000	229,395
Nien Made Enterprise Company Limited (Consumer Discretionary, Household Durables)	18,000	193,545
Novatek Microelectronics Corporation Limited (Information Technology, Semiconductors & Semiconductor Equipment)	59,000	229,713
Oriental Union Chemical Corporation (Materials, Chemicals)	5,000	4,440
Pegatron Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	256,000	805,858
Pou Chen Corporation (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	148,000	191,994
Powertech Technology Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	96,000	291,381
President Chain Store Corporation (Consumer Staples, Food & Staples Retailing)	119,000	995,643
Prince Housing & Development Corporation (Financials, Real Estate Management & Development)	201,000	76,593
Qisda Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	347,000	248,358
Quanta Computer Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	330,000	751,218
Radiant Opto-Electronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	2,000	5,043
Realtek Semiconductor Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	63,000	244,243
Ruentex Development Company Limited (Real Estate, Real Estate Management & Development) †	208,800	204,448
Sanyang Industry Company Limited (Consumer Discretionary, Automobiles)	325,000	222,381
Scinopharm Taiwan Limited (Health Care, Pharmaceuticals)	4,680	5,381
Sercomm Corporation (Information Technology, Communications Equipment)	2,000	5,269
Shihlin Electric & Engineering Corporation (Industrials, Electrical Equipment)	3,000	4,255
Shin Kong Financial Holding Company Limited (Financials, Insurance)	2,088,000	606,772
Shin Kong No.1 REIT (Real Estate, Equity REITs)	10,000	4,692
Shinkong Synthetic Fibers Corporation (Materials, Chemicals)	210,000	63,183
Siliconware Precision Industries Company (Information Technology, Semiconductors & Semiconductor Equipment)	273,000	432,400
Sinbon Electronics Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	2,000	4,937
Sinopac Financial Holdings Company Limited (Financials, Banks)	1,669,000	536,443
Standard Foods Corporation (Consumer Staples, Food Products)	160,160	409,170
Synnex Technology International Corporation (Information Technology, Electronic Equipment, Instruments & Components)	178,000	198,767
Taichung Commercial Bank (Financials, Banks)	1,045,476	330,836
Tainan Spinning Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	9,000	4,041
Taishin Financial Holdings Company Limited (Financials, Banks)	2,101,578	933,137
Taiwan Business Bank (Financials, Banks)	1,210,250	334,454
Taiwan Cement Corporation (Materials, Construction Materials)	483,000	557,757
Taiwan Cooperative Financial Holdings (Financials, Banks)	1,878,720	989,816
Taiwan Glass Industrial Corporation (Industrials, Building Products) †	336,000	182,591
Taiwan High Speed Rail Corporation (Industrials, Transportation Infrastructure)	441,000	388,701
Taiwan Hon Chuan Enterprise Company Limited (Materials, Containers & Packaging)	103,000	186,689
Taiwan Mobile Company Limited (Telecommunication Services, Wireless Telecommunication Services)	297,000	1,062,858
Taiwan Secom Company Limited (Industrials, Commercial Services & Supplies)	46,000	135,962
Taiwan Shin Kong Security Company (Industrials, Commercial Services & Supplies)	35,000	46,854
Tatung Company Limited (Consumer Discretionary, Household Durables) †	453,000	209,396

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	71

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

Taiwan (continued)
Teco Electric & Machinery Company Limited (Industrials, Electrical Equipment)	396,000	$370,032
Tong Yang Industry Company Limited (Consumer Discretionary, Auto Components)	97,000	181,600
Transcend Information Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	1,000	2,982
Tripod Technology Corporation (Information Technology, Electronic Equipment, Instruments & Components)	91,000	340,734
TSRC Corporation (Materials, Chemicals)	97,000	102,532
Tung Ho Steel Enterprise Corporation (Materials, Metals & Mining)	5,000	3,993
U-Ming Marine Transport Corporation (Industrials, Marine)	78,000	99,248
Uni-President Enterprises Corporation (Consumer Staples, Food Products)	919,000	1,954,995
Union Bank of Taiwan (Financials, Banks)	14,000	4,180
Voltronic Power Technology Corporation (Industrials, Electrical Equipment)	14,000	252,361
Walsin Lihwa Corporation (Industrials, Electrical Equipment)	576,000	277,703
Waterland Financial Holdings (Financials, Capital Markets)	571,383	167,180
Windbond Electronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	458,000	351,327
Wistron Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	398,458	376,290
Wistron Neweb Corporation (Information Technology, Communications Equipment)	63,843	192,085
WPG Holdings Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	144,000	187,521
WT Microelectronics Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	2,000	3,340
YFY Incorporated (Materials, Paper & Forest Products) †	427,000	169,787
Yuanta Financial Holding Company Limited (Financials, Capital Markets)	1,986,000	862,076
Yulon Motor Company Limited (Consumer Discretionary, Automobiles)	221,000	190,397
Yungtay Engineering Company Limited (Industrials, Machinery)	85,000	158,289

		57,739,870

Thailand: 5.04%
Advanced Info Service PCL (Telecommunication Services, Wireless Telecommunication Services)	104,900	592,343
AP Thailand PCL (Real Estate, Real Estate Management & Development)	1,097,800	259,531
Asia Aviation PCL (Industrials, Airlines)	706,700	131,954
Bangkok Bank PCL (Financials, Banks)	89,200	495,630
Bangkok Chain Hospital PCL (Health Care, Health Care Providers & Services)	487,800	217,420
Bangkok Expressway and Metro PCL (Industrials, Transportation Infrastructure)	1,297,600	304,812
Bangkok Insurance PCL (Financials, Insurance)	1,000	10,631
Bangkok Life Assurance PCL (Financials, Insurance)	213,400	294,023
Bangkokland PCL (Real Estate, Real Estate Management & Development)	8,296,800	452,257
Banpu PCL (Energy, Oil, Gas & Consumable Fuels)	420,900	223,094
Beauty Community PCL (Consumer Discretionary, Specialty Retail)	463,500	192,631
BEC World PCL (Consumer Discretionary, Media)	300,300	156,458
Berli Jucker PCL (Industrials, Industrial Conglomerates)	197,300	292,637
Bumrungrad Hospital PCL (Health Care, Health Care Providers & Services)	40,900	268,520
Carabao Group PCL (Consumer Staples, Beverages)	101,600	211,890
Central Plaza Hotel PCL (Consumer Discretionary, Hotels, Restaurants & Leisure)	230,900	283,366
Charoen Pokphand Foods PCL (Consumer Staples, Food Products)	678,600	556,900
CP All PCL (Consumer Staples, Food & Staples Retailing)	864,100	1,613,438
Delta Electronics Thailand PCL (Information Technology, Electronic Equipment, Instruments & Components)	152,100	407,677
Eastern Polymer Group PCL (Materials, Chemicals)	371,700	128,732
Electricity Genera PCL (Utilities, Independent Power & Renewable Electricity Producers)	66,700	470,044
GFPT PCL (Consumer Staples, Food Products)	384,600	222,386
Global Power Synergy PCL (Utilities, Independent Power & Renewable Electricity Producers)	164,400	193,091
Hana Microelectronics PCL (Information Technology, Electronic Equipment, Instruments & Components)	150,000	197,636
Home Product Center PCL (Consumer Discretionary, Specialty Retail)	1,133,800	341,455
Indorama Ventures PCL (Materials, Chemicals)	253,300	297,506

The accompanying notes are an integral part of these financial statements.

72	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Shares	Value

Thailand (continued)
Jasmine International PCL (Telecommunication Services, Diversified Telecommunication Services)	21,000	$4,933
Khon Kaen Sugar Industry PCL (Consumer Staples, Food Products)	877,100	117,810
Kiatnakin Bank PCL (Financials, Banks)	128,300	271,437
Krung Thai Bank PCL (Financials, Banks)	954,600	537,600
Krungthai Card PCL (Financials, Consumer Finance)	1,300	4,659
Land & Houses PCL (Real Estate, Real Estate Management & Development)	893,100	260,897
Major Cineplex Group PCL (Consumer Discretionary, Media)	201,200	181,780
MBK PCL (Real Estate, Real Estate Management & Development)	17,700	8,102
MK Restaurants Group PCL (Consumer Discretionary, Hotels, Restaurants & Leisure)	3,500	6,377
Muangthai Leasing PCL (Financials, Consumer Finance)	196,200	200,897
Pruksa Holding PCL (Real Estate, Real Estate Management & Development)	480,600	330,001
PTT Global Chemical PCL (Materials, Chemicals)	298,500	687,705
PTT PCL (Energy, Oil, Gas & Consumable Fuels)	153,600	1,845,698
Quality Houses PCL (Real Estate, Real Estate Management & Development)	3,091,600	223,456
Ratchaburi Electricity Generating Holding PLC (Utilities, Independent Power & Renewable Electricity Producers)	253,100	424,946
Sansiri PCL (Real Estate, Real Estate Management & Development)	4,007,400	251,028
Siam City Cement PCL (Materials, Construction Materials)	39,600	348,237
Siam Global House PCL (Consumer Discretionary, Specialty Retail)	568,500	256,814
Srisawad Power 1979 PCL (Financials, Diversified Financial Services)	139,200	214,847
Supalai PCL (Real Estate, Real Estate Management & Development)	324,200	246,531
Thai Oil PCL (Energy, Oil, Gas & Consumable Fuels)	84,900	240,983
Thai Union Group PCL (Consumer Staples, Food Products)	925,000	551,574
Thai Vegetable Oil PCL (Consumer Staples, Food Products)	5,600	4,807
Thanachart Capital PCL (Financials, Banks)	257,900	363,103
The Siam Cement PCL (Materials, Construction Materials)	107,100	1,612,709
Thoresen Thai Agencies PCL (Industrials, Marine)	569,400	157,762
Tipco Asphalt PCL (Materials, Construction Materials)	290,500	202,969
Tisco Financial Group PCL (Financials, Banks)	154,800	348,481
Total Access Communication PCL (Telecommunication Services, Wireless Telecommunication Services)	121,800	200,830
TTW PCL (Utilities, Water Utilities)	653,100	214,389
Vibhavadi Medical Center PCL (Health Care, Health Care Providers & Services)	777,900	65,128
Wha Corp PCL (Real Estate, Real Estate Management & Development)	2,068,400	198,088

		19,400,640

Turkey: 1.70%
Anadolu Efes Biracilik ve Malt Sanayii AS (Consumer Staples, Beverages)	56,402	346,225
Arcelik AS (Consumer Discretionary, Household Durables)	34,383	238,937
Aselsan Elektronik Sanayi ve Ticaret AS (Industrials, Aerospace & Defense)	43,000	336,171
Bim Birlesik Magazalar AS (Consumer Staples, Food & Staples Retailing)	36,802	815,194
Coca-Cola Icecek Uretim AS (Consumer Staples, Beverages)	22,231	258,383
Emlak Konut Gayrimenkul Yati AS (Real Estate, Equity REITs) †	393,494	334,976
Enka Insaat ve Sanayi AS (Industrials, Industrial Conglomerates)	281,120	435,485
Eregli Demir ve Celik Fabrikalari T AS (Materials, Metals & Mining)	236,625	563,197
Ford Otomotiv Sanayi AS (Consumer Discretionary, Automobiles)	26,663	367,025
Koc Holding AS (Industrials, Industrial Conglomerates)	162,926	851,050
Petkim Petrokimya Holding SA (Materials, Chemicals)	163,149	294,779
Soda Sanayii AS (Materials, Chemicals)	116,692	176,038
TAV Havalimanlari Holding AS (Industrials, Transportation Infrastructure)	2,308	14,181
Tofas Turk Otomobil Fabrikasi AS (Consumer Discretionary, Automobiles)	40,771	373,049
Tupras Turkiye Petrol Rafinerileri AS (Energy, Oil, Gas & Consumable Fuels)	7,583	257,553

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	73

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name		Shares	Value

Turkey (continued)
Turk Sise ve Cam Fabrikalari AS (Industrials, Industrial Conglomerates)		265,055	$340,759
Turkcell Iletisim Hizmetleri AS (Telecommunication Services, Wireless Telecommunication Services)		63,937	244,559
Ulker Biskuvi Sanayi AS (Consumer Staples, Food Products)		42,468	253,805
Yazicilar Holding AS Class A (Industrials, Industrial Conglomerates)		8,652	56,518

			6,557,884

Total Common Stocks (Cost $311,950,786)			317,778,685

Exchange-Traded Funds: 8.98%

United States: 8.98%
iShares India 50 ETF		107,237	3,785,466
iShares MSCI India ETF		412,007	14,053,559
iShares MSCI India Small-Cap ETF		40,370	1,869,535
Powershares India Portfolio		68,037	1,677,112
WisdomTree India Earnings Fund		500,210	13,145,519

Total Exchange-Traded Funds (Cost $34,007,319)			34,531,191

	Dividend yield
Preferred Stocks: 4.18%

Brazil: 3.63%
Alpargatas SA (Consumer Discretionary, Personal Products)	1.86%	21,972	96,324
Banco Bradesco SA (Financials, Banks)	0.87	346,153	3,692,621
Bradespar SA (Materials, Metals & Mining)	1.74	24,800	211,771
Braskem SA Class A (Materials, Chemicals)	3.20	16,310	197,460
Companhia Brasileira de Distribuicao (Consumer Staples, Food & Staples Retailing) ††	0.02	23,073	527,670
Companhia de Saneamento do Parana (Utilities, Water Utilities)	3.07	63,140	209,407
Companhia de Transmissao de Energia Electrica Paulista (Utilities, Electric Utilities)	1.13	10,680	240,040
Companhia Energetica de Minas Gerais SA (Utilities, Electric Utilities)	2.95	95,069	253,086
Companhia Energetica de Sao Paulo Preference B (Utilities, Independent Power & Renewable Electricity Producers)	3.28	40,987	191,794
Companhia Paranaense de Energia-Copel Preference B (Utilities, Electric Utilities)	6.72	600	5,478
Gerdau SA (Materials, Metals & Mining)	0.17	96,900	364,778
Itau Unibanco Holding SA (Financials, Banks)	1.20	379,580	4,865,560
Itausa Investimentos Itau SA (Financials, Banks)	0.91	466,829	1,512,669
Klabin SA (Materials, Containers & Packaging)	1.61	7,600	7,436
Lojas Americanas SA (Consumer Discretionary, Multiline Retail)	0.14	54,835	309,550
Metalurgica Gerdau SA (Materials, Metals & Mining) †	0.00	71,500	128,561
Suzano Papel e Celulose SA Preference A (Materials, Paper & Forest Products)	1.99	58,429	324,827
Telefonica Brasil SA (Telecommunication Services, Diversified Telecommunication Services)	3.16	52,709	817,799

			13,956,831

Chile: 0.13%
Embotelladora Andina SA Preference B (Consumer Discretionary, Food & Staples Retailing)	1.34	65,206	314,962
Sociedad Quimica y Minera de Chile SA Class B (Materials, Chemicals)	2.10	4,332	203,441

			518,403

The accompanying notes are an integral part of these financial statements.

74	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED EMERGING MARKETS PORTFOLIO

Security name	Dividend yield	Shares	Value

Colombia: 0.28%
Banco Davivienda SA (Financials, Banks)	1.47%	13,288	$148,681
Bancolombia SA (Financials, Banks)	1.41	81,728	931,089

			1,079,770

Russia: 0.14%
Transneft PJSC (Energy, Oil, Gas & Consumable Fuels)	2.38	172	527,668

Total Preferred Stocks (Cost $14,702,602)			16,082,672

	Yield
Short-Term Investments: 3.44%

Investment Companies: 3.44%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.92	13,203,143	13,203,143

Total Short-Term Investments (Cost $13,203,143)			13,203,143

Total investments in securities (Cost $373,863,850)	99.24%	381,595,691
Other assets and liabilities, net	0.76	2,927,335

Total net assets	100.00%	$384,523,026

†	Non-income-earning security

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

††	On the last dividend date, partial dividends were declared.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI Emerging Markets Index	85	9-15-2017	$4,618,783	$4,616,350	$0	$(2,433)

Forward Foreign Currency Contracts

Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
319,276 USD	1,101,692 TRY	State Street Bank	9-6-2017	$733	$0

Investments In Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period
Investment companies - 3.44%
Wells Fargo Government Money Market Fund Select Class	0	250,089,338	236,886,195	13,203,143	$0	$0	$10,982	$13,203,143

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	75

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

Common Stocks: 94.35%

Australia: 8.70%
Abacus Property Group (Real Estate, Equity REITs)	851	$1,056
AGL Energy Limited (Utilities, Multi-Utilities)	71,722	1,367,799
Alumina Limited (Materials, Metals & Mining)	431,688	727,521
Amcor Limited (Materials, Containers & Packaging)	122,921	1,574,205
APA Group (Utilities, Gas Utilities)	109,681	772,511
Aristocrat Leisure Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	71,585	1,204,710
ASX Limited (Financials, Capital Markets)	20,543	892,960
Aurizon Holdings Limited (Industrials, Road & Rail)	214,728	846,662
Australia & New Zealand Banking Group Limited (Financials, Banks)	313,367	7,323,865
Bank of Queensland Limited (Financials, Banks)	72,565	726,261
Bendigo Bank Limited (Financials, Banks)	75,558	717,775
BHP Billiton Limited (Materials, Metals & Mining)	315,627	6,869,851
BlueScope Steel Limited (Materials, Metals & Mining)	68,021	587,777
Boral Limited (Materials, Construction Materials)	139,122	737,669
Brambles Limited (Industrials, Commercial Services & Supplies)	174,511	1,291,553
Caltex Australia Limited (Energy, Oil, Gas & Consumable Fuels)	30,041	797,389
Challenger Financial Services Group Limited (Financials, Diversified Financial Services)	65,613	654,074
Coca-Cola Amatil Limited (Consumer Staples, Beverages)	96,122	615,118
Cochlear Limited (Health Care, Health Care Equipment & Supplies)	6,047	750,911
Commonwealth Bank of Australia (Financials, Banks)	183,132	11,035,021
Computershare Limited (Information Technology, IT Services)	57,614	643,493
Crown Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	70,262	647,915
CSL Limited (Health Care, Biotechnology)	50,632	5,172,917
Dexus Property Group (Real Estate, Equity REITs)	118,602	904,171
Domino’s Pizza Enterprises Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	7,600	260,696
Fortescue Metals Group Limited (Materials, Metals & Mining)	195,508	934,069
Goodman Group (Real Estate, Equity REITs)	171,892	1,132,791
Healthscope Limited (Health Care, Health Care Providers & Services)	209,577	289,890
Iluka Resources Limited (Materials, Metals & Mining)	45,635	343,548
Incitec Pivot Limited (Materials, Chemicals)	253,371	670,719
Insurance Australia Group Limited (Financials, Insurance)	245,478	1,250,865
Lendlease Corporation Limited (Real Estate, Real Estate Management & Development)	57,471	757,483
Link Administration Holdings Limited (Financials, Capital Markets)	106,382	639,337
Macquarie Group Limited (Financials, Capital Markets)	35,159	2,426,029
Medibank Private Limited (Financials, Insurance)	314,271	759,482
Mirvac Group (Real Estate, Equity REITs)	462,850	853,627
National Australia Bank Limited (Financials, Banks)	282,850	6,790,517
Newcrest Mining Limited (Materials, Metals & Mining)	87,494	1,589,294
Oil Search Limited (Energy, Oil, Gas & Consumable Fuels)	129,744	692,069
Orica Limited (Materials, Chemicals)	45,545	736,068
Origin Energy Limited (Energy, Oil, Gas & Consumable Fuels) †	181,258	1,102,296
Qantas Airways Limited (Industrials, Airlines)	197,578	898,410
QBE Insurance Group Limited (Financials, Insurance)	142,640	1,183,809
Qube Holdings Limited (Industrials, Transportation Infrastructure)	314,708	630,446
Ramsay Health Care Limited (Health Care, Health Care Providers & Services)	15,411	836,864
Rio Tinto Limited (Materials, Metals & Mining)	43,961	2,370,790
Scentre Group (Real Estate, Equity REITs)	577,373	1,771,673
SEEK Limited (Industrials, Commercial Services & Supplies)	50,755	675,824

The accompanying notes are an integral part of these financial statements.

76	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

Australia (continued)
Sonic Healthcare Limited (Health Care, Health Care Providers & Services)	45,320	$788,994
South32 Limited – Athens Exchange (Materials, Metals & Mining)	567,682	1,317,734
Spark Infrastructure Group (Utilities, Electric Utilities)	332,035	712,668
Stockland Australia (Real Estate, Equity REITs)	293,690	1,034,269
Suncorp Group Limited (Financials, Insurance)	134,782	1,396,098
Sydney Airport Holdings Limited (Industrials, Transportation Infrastructure)	238,843	1,405,025
Tabcorp Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	196,222	641,105
Tatts Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	209,889	685,759
Telstra Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	1,301,905	3,798,263
The GPT Group (Real Estate, Equity REITs)	195,301	776,273
The Star Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	168,626	697,056
Transurban Group (Industrials, Transportation Infrastructure)	237,665	2,297,410
Treasury Wine Estates Limited (Consumer Staples, Beverages)	74,081	852,737
Vicinity Centres (Real Estate, Equity REITs)	416,016	866,465
Wesfarmers Limited (Consumer Staples, Food & Staples Retailing)	117,339	3,975,535
Westfield Corporation (Real Estate, Equity REITs)	246,138	1,453,809
Westpac Banking Corporation (Financials, Banks)	351,777	8,744,501
Woodside Petroleum Limited (Energy, Oil, Gas & Consumable Fuels)	71,959	1,649,185
Woolworths Limited (Consumer Staples, Food & Staples Retailing)	134,523	2,780,415

		112,333,081

Austria: 0.41%
ams AG (Information Technology, Semiconductors & Semiconductor Equipment)	9,993	719,554
Andritz AG (Industrials, Machinery)	10,814	588,449
Buwog AG (Real Estate, Real Estate Management & Development)	13,868	426,762
Erste Bank Der Oesterreichischen Sparkassen AG (Financials, Banks)	29,809	1,259,581
OMV AG (Energy, Oil, Gas & Consumable Fuels)	14,981	861,211
Raiffeisen Bank International AG (Financials, Banks) †	22,302	731,702
Voestalpine AG (Materials, Metals & Mining)	13,736	712,785

		5,300,044

Belgium: 0.61%
Ackermans & Van Haaren NV (Financials, Diversified Financial Services)	3,843	645,976
Colruyt SA (Consumer Staples, Food & Staples Retailing)	4,879	271,098
Galapagos NV (Health Care, Biotechnology) †	116	10,670
Galapagos NV (Health Care, Biotechnology) †	8,344	767,532
KBC Groep NV (Financials, Banks)	26,934	2,213,350
Proximus SA (Telecommunication Services, Diversified Telecommunication Services)	18,440	650,106
Solvay SA (Materials, Chemicals)	7,727	1,120,851
Telenet Group Holding NV (Consumer Discretionary, Media) †	10,455	707,813
UCB SA (Health Care, Pharmaceuticals)	11,986	826,017
Umicore (Materials, Metals & Mining)	8,955	668,945

		7,882,358

Canada: 9.63%
Agnico-Eagle Mines Limited (Materials, Metals & Mining)	26,695	1,368,366
Agrium Incorporated (Materials, Chemicals)	14,515	1,423,661
Alimentation Couche-Tard Incorporated Class B (Consumer Staples, Food & Staples Retailing)	45,235	2,160,050

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	77

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

Canada (continued)
Bank of Montreal (Financials, Banks)	67,891	$4,871,842
Barrick Gold Corporation (Materials, Metals & Mining)	128,771	2,319,167
BCE Incorporated (Telecommunication Services, Diversified Telecommunication Services)	97,315	4,632,155
Brookfield Asset Management Incorporated Class A (Financials, Capital Markets)	97,519	3,857,028
Canadian Imperial Bank of Commerce (Financials, Banks)	41,674	3,501,117
Canadian National Railway Company (Industrials, Road & Rail)	69,637	5,644,570
Canadian Pacific Railway Limited (Industrials, Road & Rail)	15,282	2,377,934
Canadian Tire Corporation Limited Class A (Consumer Discretionary, Multiline Retail)	7,375	872,893
CGI Group Incorporated Class A (Information Technology, IT Services) †	28,065	1,427,803
Constellation Software Incorporated (Information Technology, Software)	2,328	1,294,471
Dollarama Incorporated (Consumer Discretionary, Multiline Retail)	11,744	1,157,424
Enbridge Incorporated – Toronto Exchange (Energy, Oil, Gas & Consumable Fuels)	174,564	6,978,366
EnCana Corporation (Energy, Oil, Gas & Consumable Fuels)	89,590	835,815
Fortis Incorporated (Utilities, Electric Utilities)	44,044	1,611,508
Franco-Nevada Corporation (Materials, Metals & Mining)	20,608	1,685,936
Gildan Activewear Incorporated (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	25,233	790,280
Goldcorp Incorporated (Materials, Metals & Mining)	92,700	1,273,859
Great-West Lifeco Incorporated (Financials, Insurance)	30,668	849,494
Imperial Oil Limited (Energy, Oil, Gas & Consumable Fuels)	26,162	772,237
Intact Financial Corporation (Financials, Insurance)	13,975	1,152,021
Inter Pipeline Limited (Energy, Oil, Gas & Consumable Fuels)	36,689	671,934
Loblaw Companies Limited (Consumer Staples, Food & Staples Retailing)	21,954	1,190,746
Magna International Incorporated (Consumer Discretionary, Auto Components)	38,927	1,873,172
Manulife Financial Corporation (Financials, Insurance)	200,393	3,936,449
Metro Incorporated (Consumer Staples, Food & Staples Retailing)	25,330	836,118
National Bank of Canada (Financials, Banks)	36,008	1,657,449
Pembina Pipeline Corporation (Energy, Oil, Gas & Consumable Fuels)	40,052	1,290,965
Potash Corporation of Saskatchewan (Materials, Chemicals)	81,993	1,426,793
Power Corporation of Canada (Financials, Insurance)	39,696	970,188
Power Financial Corporation (Financials, Insurance)	25,912	699,494
Restaurant Brands International Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure)	26,203	1,599,563
RioCan REIT (Real Estate, Equity REITs)	34,843	664,075
Rogers Communications Incorporated Class B (Telecommunication Services, Wireless Telecommunication Services)	39,122	2,042,333
Royal Bank of Canada (Financials, Banks)	154,831	11,491,281
Saputo Incorporated (Consumer Staples, Food Products)	25,233	851,910
Shaw Communications Incorporated Class B (Consumer Discretionary, Media)	48,826	1,089,323
Sun Life Financial Incorporated (Financials, Insurance)	62,758	2,409,807
Suncor Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	176,662	5,535,763
Teck Resources Limited Class B (Materials, Metals & Mining)	43,805	1,090,258
TELUS Corporation (Telecommunication Services, Diversified Telecommunication Services)	75,694	2,740,441
The Bank of Nova Scotia (Financials, Banks)	127,708	7,945,253
The Toronto-Dominion Bank (Financials, Banks)	198,128	10,639,811
Thomson Corporation (Financials, Capital Markets)	30,767	1,406,843
TransCanada Corporation (Energy, Oil, Gas & Consumable Fuels)	90,111	4,575,727
Waste Connections Incorporated – Toronto Exchange (Industrials, Commercial Services & Supplies)	26,700	1,781,283
Wheaton Precious Metals Corporation (Materials, Metals & Mining)	52,076	1,081,763

		124,356,739

The accompanying notes are an integral part of these financial statements.

78	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

China: 0.20%
AAC Technologies Holdings Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	74,500	$1,358,483
COSCO Shipping Ports Limited (Industrials, Transportation Infrastructure)	2,473	2,923
Shenzhou International Group Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	79,000	632,949
Towngas China Company Limited (Utilities, Gas Utilities)	2,084	1,411
Wynn Macau Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	291,934	640,888

		2,636,654

Czech Republic: 0.06%
CEZ AS (Utilities, Electric Utilities)	37,971	720,277

Denmark: 1.88%
A.P. Moller Maersk AS Class B (Industrials, Marine)	688	1,418,446
Carlsberg AS Class B (Consumer Staples, Beverages)	10,787	1,238,010
Christian Hansen Holding AS (Materials, Chemicals)	9,371	806,248
Coloplast AS Class B (Health Care, Health Care Equipment & Supplies)	11,082	907,336
Danske Bank AS (Financials, Banks)	79,514	3,090,270
DONG Energy AS (Utilities, Electric Utilities) 144A	17,306	900,848
DSV AS (Industrials, Road & Rail)	18,776	1,331,407
Genmab AS (Health Care, Biotechnology) †	6,047	1,411,243
GN Store Nord AS (Health Care, Health Care Equipment & Supplies)	22,359	741,560
H. Lundbeck AS (Health Care, Pharmaceuticals)	11,370	724,167
ISS AS (Industrials, Commercial Services & Supplies)	17,386	676,533
Jyske Bank AS (Financials, Banks)	11,152	671,010
Novo Nordisk AS Class B (Health Care, Pharmaceuticals)	190,255	9,075,207
Sydbank AS (Financials, Banks)	15,769	615,126
TDC AS (Telecommunication Services, Diversified Telecommunication Services)	114,386	681,480

		24,288,891

Finland: 0.98%
Amer Sports Oyj (Consumer Discretionary, Leisure Products)	14,274	377,403
Elisa Oyj (Telecommunication Services, Diversified Telecommunication Services)	15,998	698,945
Fortum Oyj (Utilities, Electric Utilities)	43,277	776,909
Huhtamaki Oyj (Materials, Containers & Packaging)	16,588	645,338
Kesko Oyj Class B (Consumer Staples, Food & Staples Retailing)	6,846	368,943
Kone Oyj Class B (Industrials, Machinery)	41,004	2,224,908
Metso Oyj (Industrials, Machinery)	18,615	616,941
Neste Oil Oyj (Energy, Oil, Gas & Consumable Fuels)	16,614	732,583
Orion Oyj Class B (Health Care, Pharmaceuticals)	10,776	510,310
Sampo Oyj Class A (Financials, Insurance)	48,888	2,580,533
Stora Enso Oyj (Materials, Paper & Forest Products)	56,251	739,283
UPM-Kymmene Oyj (Materials, Paper & Forest Products)	53,758	1,398,958
Wartsila Oyj (Industrials, Machinery)	14,870	1,025,831

		12,696,885

France: 8.51%
Aeroports de Paris SA (Industrials, Transportation Infrastructure)	4,173	744,418
Air Liquide SA (Materials, Chemicals)	40,997	5,004,943
Alstom SA (Industrials, Machinery)	18,244	648,843

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	79

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

France (continued)
Amundi SA (Financials, Diversified Financial Services)	9,002	$693,032
Arkema SA (Materials, Chemicals)	6,812	740,221
Atos Origin SA (Information Technology, IT Services)	9,763	1,506,259
Bouygues SA (Industrials, Construction & Engineering)	28,685	1,300,871
Bureau Veritas SA (Industrials, Professional Services)	29,719	706,696
Capgemini SA (Information Technology, IT Services)	18,067	2,003,028
Carrefour SA (Consumer Staples, Food & Staples Retailing)	69,088	1,393,245
Christian Dior SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	5,535	1,708,895
Compagnie de Saint-Gobain SA (Industrials, Building Products)	54,713	3,001,009
Compagnie Generale des Establissements Michelin SA (Consumer Discretionary, Auto Components)	18,297	2,494,002
Dassault Systemes SA (Information Technology, Software)	13,964	1,375,640
Eiffage SA (Industrials, Construction & Engineering)	9,724	1,004,792
Electricite de France SA (Utilities, Electric Utilities)	64,725	685,762
Elior Group SA (Consumer Discretionary, Hotels, Restaurants & Leisure) 144A	22,549	598,609
Essilor International SA Cie Generale d’Optique (Health Care, Health Care Equipment & Supplies)	22,304	2,815,820
Eurazeo (Financials, Diversified Financial Services)	8,356	691,238
Eutelsat Communications SA (Consumer Discretionary, Media)	25,536	742,200
Faurecia (Consumer Discretionary, Auto Components)	11,837	688,434
Fonciere des Regions (Real Estate, Equity REITs)	6,798	672,259
Gecina SA (Real Estate, Equity REITs)	4,300	670,069
Groupe Danone SA (Consumer Staples, Food Products)	64,229	5,057,886
Groupe Eurotunnel SE (Industrials, Transportation Infrastructure)	59,439	708,653
Hermes International SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	2,251	1,190,592
ICADE (Real Estate, Equity REITs)	4,167	370,359
Iliad SA (Telecommunication Services, Diversified Telecommunication Services)	2,574	664,782
Ipsen SA (Health Care, Pharmaceuticals)	4,852	651,829
Kering SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	7,303	2,741,175
Klepierre (Real Estate, Equity REITs)	25,869	1,042,437
Lagardere SCA (Consumer Discretionary, Media)	20,837	669,498
Legrand SA (Industrials, Electrical Equipment)	27,521	1,929,050
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	28,314	7,423,839
Orpea SA (Health Care, Health Care Providers & Services)	5,909	716,099
Pernod-Ricard SA (Consumer Staples, Beverages)	21,661	2,960,274
Peugeot SA (Consumer Discretionary, Automobiles)	47,842	1,010,071
Rexel SA (Industrials, Trading Companies & Distributors)	40,115	599,324
Rubis (Utilities, Gas Utilities)	11,604	754,382
Safran SA (Industrials, Aerospace & Defense)	36,499	3,545,107
Sanofi SA (Health Care, Pharmaceuticals)	122,557	11,914,036
SCOR SE (Financials, Insurance)	16,224	679,848
SEB SA (Consumer Discretionary, Household Durables)	3,651	663,250
Societe BIC SA (Industrials, Commercial Services & Supplies)	5,525	663,972
Sodexho Alliance SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	10,507	1,226,166
Suez Environnement Company SA (Utilities, Multi-Utilities)	39,622	751,623
Teleperformance SE (Industrials, Professional Services)	5,305	730,053
Thales SA (Industrials, Aerospace & Defense)	10,427	1,154,393
Total SA (Energy, Oil, Gas & Consumable Fuels)	267,242	13,821,517
Ubisoft Entertainment SA (Information Technology, Software) †	11,587	771,898
Unibail-Rodamco SA (Financials, Real Estate Management & Development)	176	44,743
Unibail-Rodamco SE (Real Estate, Equity REITs)	11,973	3,043,785
Valeo SA (Consumer Discretionary, Auto Components)	22,738	1,520,707

The accompanying notes are an integral part of these financial statements.

80	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

France (continued)
Veolia Environnement SA (Utilities, Multi-Utilities)	59,200	$1,389,056
Vinci SA (Industrials, Construction & Engineering)	56,584	5,210,332
Vivendi SA (Consumer Discretionary, Media)	103,241	2,368,961

		109,879,982

Germany: 9.22%
Adidas AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	17,731	3,979,891
Allianz AG (Financials, Insurance)	46,462	9,942,102
BASF SE (Materials, Chemicals)	95,574	9,257,963
Bayer AG (Health Care, Pharmaceuticals)	88,413	11,314,517
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	34,910	3,241,573
Beiersdorf AG (Consumer Staples, Personal Products)	9,787	1,044,856
Brenntag AG (Materials, Chemicals)	16,353	866,593
Covestro AG (Materials, Chemicals) 144A	9,009	707,942
Deutsche Boerse AG (Financials, Capital Markets)	19,203	2,052,620
Deutsche Lufthansa AG (Industrials, Airlines)	28,610	717,619
Deutsche Post AG (Industrials, Air Freight & Logistics)	98,669	4,092,914
Deutsche Telekom AG (Telecommunication Services, Diversified Telecommunication Services)	381,402	6,883,250
Deutsche Wohnen AG (Real Estate, Real Estate Management & Development)	36,247	1,539,601
Duerr AG (Industrials, Machinery)	2,590	301,667
E.ON SE (Utilities, Multi-Utilities)	221,408	2,502,648
Evonik Industries AG (Materials, Chemicals)	20,067	650,491
Fraport AG (Industrials, Transportation Infrastructure)	7,261	716,490
Freenet AG (Telecommunication Services, Wireless Telecommunication Services)	20,411	681,810
Fresenius Medical Care AG & Company KGaA (Health Care, Health Care Providers & Services)	22,527	2,105,156
Fresenius SE & Company KGaA (Health Care, Health Care Providers & Services)	43,490	3,680,521
Hannover Rueck SE (Financials, Insurance)	6,801	824,199
Hugo Boss AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	7,358	622,876
Infineon Technologies AG (Information Technology, Semiconductors & Semiconductor Equipment)	117,495	2,709,321
Innogy SE (Utilities, Multi-Utilities)	15,828	697,642
K&S AG (Materials, Chemicals)	24,849	592,222
Kion Group AG (Industrials, Machinery)	8,421	768,099
LANXESS AG (Materials, Chemicals)	8,981	669,818
LEG Immobilien AG (Real Estate, Real Estate Management & Development)	7,125	720,119
Linde AG (Materials, Chemicals)	18,217	3,492,599
MAN SE (Industrials, Machinery)	5,902	662,626
Merck KGaA (Health Care, Pharmaceuticals)	13,176	1,447,133
Metro Wholesale & Food Specialist AG (Consumer Staples, Food & Staples Retailing) †	27,817	543,744
MTU Aero Engines AG (Industrials, Aerospace & Defense)	4,886	684,025
Muenchener Rueckversicherungs Gesellschaft AG (Financials, Insurance)	16,427	3,390,929
Osram Licht AG (Industrials, Electrical Equipment)	9,097	747,021
ProSiebenSat.1 Media AG (Consumer Discretionary, Media)	27,046	907,309
Rheinmetall AG (Industrials, Industrial Conglomerates)	6,875	702,708
SAP SE (Information Technology, Software)	107,048	11,227,056
Siemens AG (Industrials, Industrial Conglomerates)	92,577	12,100,877
Stada Arzneimittel AG (Health Care, Pharmaceuticals)	7,136	667,542
Symrise AG (Materials, Chemicals)	12,330	901,245
Telefonica Deutschland Holding AG (Telecommunication Services, Diversified Telecommunication Services)	130,895	708,376
Thyssenkrupp AG (Materials, Metals & Mining)	45,048	1,350,875
TUI AG – BATS Exchange (Consumer Discretionary, Hotels, Restaurants & Leisure)	42,697	722,167

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	81

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

Germany (continued)
Uniper SE (Utilities, Independent Power & Renewable Electricity Producers)	26,146	$650,990
United Internet AG (Information Technology, Internet Software & Services)	12,151	721,088
Vonovia SE (Real Estate, Real Estate Management & Development)	44,972	1,900,808
Wirecard AG (Information Technology, IT Services)	11,000	937,730
Zalando SE (Consumer Discretionary, Internet & Direct Marketing Retail) 144A†	14,211	673,062

		119,024,430

Hong Kong: 2.82%
ASM Pacific Technology (Information Technology, Semiconductors & Semiconductor Equipment)	47,844	591,803
Cheung Kong Property Holding Limited (Real Estate, Real Estate Management & Development)	288,190	2,529,937
China Merchants Holdings International Company Limited (Industrials, Transportation Infrastructure)	3,673	12,015
China Pharmaceutical Group Limited (Health Care, Pharmaceuticals)	420,000	655,835
CK Hutchison Holdings Limited (Industrials, Industrial Conglomerates)	301,070	3,939,503
CLP Holdings Limited (Utilities, Electric Utilities)	237,886	2,512,382
Dairy Farm International Holdings Limited (Consumer Staples, Food & Staples Retailing)	34,340	278,154
First Pacific Company Limited (Financials, Diversified Financial Services)	294,894	237,023
Galaxy Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	308,625	1,936,362
Hang Lung Group Limited (Real Estate, Real Estate Management & Development)	108,705	409,775
Hang Lung Properties Limited (Real Estate, Real Estate Management & Development)	252,332	613,922
Hang Seng Bank Limited (Financials, Banks)	76,455	1,758,541
Henderson Land Development Company Limited (Real Estate, Real Estate Management & Development)	117,917	730,792
Hong Kong & China Gas Company Limited (Utilities, Gas Utilities)	828,519	1,566,888
Hong Kong Land Holdings Limited (Real Estate, Real Estate Management & Development)	128,325	950,888
Hong Kong Telecommunications Trust & Hong Kong Trust Limited (Telecommunication Services, Diversified Telecommunication Services)	507,574	655,081
Hopewell Holdings (Industrials, Industrial Conglomerates)	88,349	347,153
Hysan Development Company Limited (Real Estate, Real Estate Management & Development)	80,574	372,716
I Cable Communications Limited (Consumer Discretionary, Media) †	113,892	4,221
Jardine Matheson Holdings Limited (Industrials, Industrial Conglomerates)	28,628	1,881,146
Jardine Strategic Holdings Limited (Industrials, Industrial Conglomerates)	19,217	842,666
Link REIT (Real Estate, Equity REITs)	242,107	1,998,545
MTR Corporation Limited (Industrials, Road & Rail)	163,069	953,315
New World Development Limited (Real Estate, Real Estate Management & Development)	551,960	754,684
NWS Holdings Limited (Industrials, Industrial Conglomerates)	185,429	356,368
Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	279,117	1,250,110
Sino Land Company (Real Estate, Real Estate Management & Development)	397,899	688,439
Sun Hung Kai Properties Limited (Real Estate, Real Estate Management & Development)	158,309	2,641,939
Swire Pacific Limited (Financials, Real Estate Management & Development)	66,478	676,609
Swire Properties Limited (Real Estate, Real Estate Management & Development)	192,353	666,104
Techtronic Industries Company Limited (Consumer Discretionary, Household Durables)	144,743	749,077
The Wharf Holdings Limited (Real Estate, Real Estate Management & Development)	125,717	1,197,611
Vitasoy International Holdings Limited (Consumer Staples, Food Products)	97,005	212,957
Wheelock & Company Limited (Real Estate, Real Estate Management & Development)	100,945	755,241
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	157,222	681,063

		36,408,865

Ireland: 0.37%
DCC plc (Industrials, Industrial Conglomerates)	10,069	917,275
Glanbia plc (Consumer Staples, Food Products)	33,676	629,808

The accompanying notes are an integral part of these financial statements.

82	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

Ireland (continued)
Kerry Group plc Class A (Consumer Staples, Food Products)	17,565	$1,635,810
Kingspan Group plc (Industrials, Building Products)	19,815	766,635
Smurfit Kappa Group plc (Materials, Containers & Packaging)	29,074	886,565

		4,836,093

Italy: 0.96%
Assicurazioni Generali SpA (Financials, Insurance)	131,698	2,357,971
Atlantia SpA (Industrials, Transportation Infrastructure)	52,270	1,680,071
Davide Campari-Milano SpA (Consumer Staples, Beverages)	89,926	650,879
Leonardo-Finmeccanica SpA (Industrials, Aerospace & Defense)	44,539	753,435
Luxottica Group SpA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	19,086	1,098,558
Moncler SpA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	22,394	636,349
Poste Italiane SpA (Financials, Insurance)	55,944	406,584
Prysmian SpA (Industrials, Electrical Equipment)	24,477	769,843
Recordati SpA (Health Care, Pharmaceuticals)	16,171	692,643
Snam SpA (Utilities, Gas Utilities)	278,940	1,358,141
Telecom Italia SpA (Telecommunication Services, Diversified Telecommunication Services) †	1,205,006	1,154,055
Terna SpA (Utilities, Electric Utilities)	150,316	887,561

		12,446,090

Japan: 15.36%
Advance Residence Investment Corporation (Real Estate, Equity REITs)	265	678,552
Aeon Mall Company Limited (Real Estate, Real Estate Management & Development)	19,800	355,890
Air Water Incorporated (Materials, Chemicals)	32,700	603,226
Ajinomoto Company Incorporated (Consumer Staples, Food Products)	60,400	1,193,056
Alfresa Holdings Corporation (Health Care, Health Care Providers & Services)	29,700	558,960
All Nippon Airways Company Limited (Industrials, Airlines)	422,000	1,565,394
Aozora Bank Limited (Financials, Banks)	120,000	454,087
Asahi Breweries Limited (Consumer Staples, Beverages)	46,300	2,016,926
Asahi Glass Company Limited (Industrials, Building Products)	22,200	866,312
Asahi Intecc Company Limited (Health Care, Health Care Equipment & Supplies)	8,100	424,396
Asahi Kasei Corporation (Materials, Chemicals)	135,000	1,617,274
Bandai Namco Holdings Incorporated (Consumer Discretionary, Leisure Products)	19,500	653,636
Benesse Corporation (Consumer Discretionary, Diversified Consumer Services)	11,100	427,098
Bridgestone Corporation (Consumer Discretionary, Auto Components)	73,400	3,150,722
Brother Industries Limited (Information Technology, Technology Hardware, Storage & Peripherals)	32,800	777,521
CALBEE Incorporated (Consumer Staples, Food Products)	12,500	427,525
Canon Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	115,000	4,031,564
Casio Computer Company Limited (Consumer Discretionary, Household Durables)	40,100	566,839
Chubu Electric Power Company Incorporated (Utilities, Electric Utilities)	77,100	1,007,802
Citizen Holdings Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	52,900	374,850
Coca-Cola Bottlers Japan Incorporated (Consumer Staples, Beverages)	19,000	651,567
Comsys Holdings Corporation (Industrials, Construction & Engineering)	18,300	393,516
Cosmos Pharmaceutical Corporation (Consumer Staples, Food & Staples Retailing)	1,800	408,186
Credit Saison Company Limited (Financials, Consumer Finance)	31,200	566,189
CyberAgent Incorporated (Consumer Discretionary, Media)	14,100	461,086
Dai Nippon Printing Company Limited (Industrials, Commercial Services & Supplies)	64,000	755,647
Daicel Chemical Industries Limited (Materials, Chemicals)	49,900	635,920
Daifuku Company Limited (Industrials, Machinery)	17,100	744,290

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	83

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

Japan (continued)
Daiichikosho Company Limited (Consumer Discretionary, Media)	8,000	$387,866
Daito Trust Construction Company Limited (Real Estate, Real Estate Management & Development)	7,700	1,364,758
Daiwa House Industry Company Limited (Real Estate, Real Estate Management & Development)	70,300	2,460,036
Daiwa House Residential Investment Corporation (Real Estate, Equity REITs)	279	682,175
Daiwa Securities Group Incorporated (Financials, Capital Markets)	179,000	979,872
Dena Company Limited (Information Technology, Internet Software & Services)	15,900	340,172
DIC Incorporated (Materials, Chemicals)	13,500	477,077
Disco Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	4,100	735,081
Don Quijote Company Limited (Consumer Discretionary, Multiline Retail)	16,400	622,823
East Japan Railway Company (Industrials, Road & Rail)	42,000	3,852,914
Ebara Corporation (Industrials, Machinery)	13,300	411,939
Electric Power Development Company Limited (Utilities, Independent Power & Renewable Electricity Producers)	23,600	646,164
Ezaki Glico Company Limited (Consumer Staples, Food Products)	8,500	451,539
Fuji Electric Holdings Company Limited (Industrials, Electrical Equipment)	78,000	429,963
Fujikura Limited (Industrials, Electrical Equipment)	41,700	339,108
Fujitsu Limited (Information Technology, IT Services)	221,000	1,638,578
Fukuoka Financial Group Incorporated (Financials, Banks)	92,000	404,202
Furukawa Electric Company Limited (Industrials, Electrical Equipment)	9,600	520,453
Glory Limited (Industrials, Machinery)	11,000	374,221
Hakuhodo DY Holdings Incorporated (Consumer Discretionary, Media)	52,900	720,347
Hankyu Hanshin Holdings Incorporated (Industrials, Road & Rail)	25,300	964,270
Haseko Corporation (Consumer Discretionary, Household Durables)	41,600	515,388
Hikari Tsushin Incorporated (Consumer Discretionary, Specialty Retail)	4,200	521,108
Hino Motors Limited (Industrials, Machinery)	41,700	479,075
Hisamitsu Pharmaceutical Company Incorporated (Health Care, Pharmaceuticals)	11,000	529,313
Hitachi Chemical Company Limited (Materials, Chemicals)	17,600	476,442
Hitachi Construction Machinery Company Limited (Industrials, Machinery)	16,000	451,903
Hitachi High Technologies Corporation (Information Technology, Electronic Equipment, Instruments & Components)	11,600	414,154
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	487,000	3,353,427
Hitachi Metals Limited (Materials, Metals & Mining)	29,200	390,183
Hokuhoku Financial Group Incorporated (Financials, Banks)	23,500	361,045
Horiba Limited (Information Technology, Electronic Equipment, Instruments & Components)	6,900	423,032
Hoya Corporation (Health Care, Health Care Equipment & Supplies)	41,100	2,353,432
Idemitsu Kosan Company Limited (Energy, Oil, Gas & Consumable Fuels)	16,600	405,581
Iida Group Holdings Company (Consumer Discretionary, Household Durables)	28,700	487,927
Inpex Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	117,200	1,120,455
Isetan Mitsukoshi Holdings Limited (Consumer Discretionary, Multiline Retail)	53,900	555,008
ITO EN Limited (Consumer Staples, Beverages)	10,800	397,872
Itochu Corporation (Industrials, Trading Companies & Distributors)	157,900	2,579,601
Izumi Company Limited (Consumer Discretionary, Multiline Retail)	7,000	366,762
J.Front Retailing Company Limited (Consumer Discretionary, Multiline Retail)	37,500	523,605
Japan Airport Terminal Company Limited (Industrials, Transportation Infrastructure)	11,300	410,124
Japan Prime Realty Investment Corporation (Real Estate, Equity REITs)	189	679,090
Japan Retail Fund Investment Corporation (Real Estate, Equity REITs)	360	662,459
JSR Corporation (Materials, Chemicals)	30,900	602,063
JX Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	366,000	1,772,487
K’s Holdings Corporation (Consumer Discretionary, Specialty Retail)	15,500	346,559
Kagome Company Limited (Consumer Staples, Food Products)	13,500	426,115
Kajima Corporation (Industrials, Construction & Engineering)	100,000	917,815

The accompanying notes are an integral part of these financial statements.

84	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

Japan (continued)
Kakaku.com Incorporated (Information Technology, Internet Software & Services)	19,000	$236,603
Kaken Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	5,500	290,672
Kamigumi Company Limited (Industrials, Transportation Infrastructure)	25,000	276,754
Kansai Electric Power Company Incorporated (Utilities, Electric Utilities)	97,300	1,363,006
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	199,200	5,376,144
Keikyu Corporation (Industrials, Road & Rail)	60,000	637,468
Keisei Electric Railway Company Limited (Industrials, Road & Rail)	24,000	653,841
Kewpie Corporation (Consumer Staples, Food Products)	17,600	421,849
Kintetsu Corporation (Industrials, Road & Rail)	182,000	687,042
Kirin Brewery Company Limited (Consumer Staples, Beverages)	93,600	2,125,550
Kobayashi Pharmaceutical Company Limited (Consumer Staples, Personal Products)	9,700	602,638
Konica Minolta Holdings Incorporated (Information Technology, Technology Hardware, Storage & Peripherals)	73,400	586,212
Kose Corporation (Consumer Staples, Personal Products)	5,900	740,619
Kuraray Company Limited (Materials, Chemicals)	36,100	685,649
Kyocera Corporation (Information Technology, Electronic Equipment, Instruments & Components)	40,000	2,401,419
Kyushu Electric Power Company Incorporated (Utilities, Electric Utilities)	61,500	722,773
Kyushu Financial Group Incorporated (Financials, Banks)	69,900	426,006
Lawson Incorporated (Consumer Staples, Food & Staples Retailing)	7,700	517,606
Lion Corporation (Consumer Staples, Household Products)	37,400	743,679
LIXIL Group Corporation (Industrials, Building Products)	31,300	821,114
M3 Incorporated (Health Care, Health Care Technology)	24,500	636,708
Mabuchi Motor Company Limited (Industrials, Electrical Equipment)	12,500	590,121
Marubeni Corporation (Industrials, Trading Companies & Distributors)	174,900	1,138,159
Matsumotokiyoshi Holdings Company Limited (Consumer Staples, Food & Staples Retailing)	6,900	469,477
Mebuki Financial Group Incorporated (Financials, Banks)	149,900	531,778
Medipal Holdings Corporation (Health Care, Health Care Providers & Services)	28,100	495,619
Meiji Holdings Company Limited (Consumer Staples, Food Products)	16,700	1,330,714
Minebea Company Limited (Industrials, Machinery)	42,800	703,503
Miraca Holdings Incorporated (Health Care, Health Care Providers & Services)	8,200	372,575
Mitsubishi Chemical Holdings Corporation (Materials, Chemicals)	138,000	1,284,159
Mitsubishi Gas Chemical Company Incorporated (Materials, Chemicals)	25,200	625,559
Mitsubishi Materials Corporation (Materials, Metals & Mining)	19,500	699,754
Mitsubishi Tanabe Pharma Corporation (Health Care, Pharmaceuticals)	27,600	677,855
Mitsubishi UFJ Lease & Finance Company Limited (Financials, Diversified Financial Services)	90,400	457,201
Mitsui Chemicals Incorporated (Materials, Chemicals)	111,000	664,374
Mitsui OSK Lines Limited (Industrials, Marine)	127,000	407,796
Morinaga & Company Limited (Consumer Staples, Food Products)	6,900	395,415
Nabtesco Corporation (Industrials, Machinery)	17,700	619,061
Nagoya Railroad Company Limited (Industrials, Road & Rail)	107,000	478,865
Nankai Electric Railway Company Limited (Industrials, Road & Rail)	65,000	333,470
NEC Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	244,000	645,873
NH Foods Limited (Consumer Staples, Food Products)	22,000	646,382
NHK Spring Company Limited (Consumer Discretionary, Auto Components)	35,800	357,886
Nichirei Corporation (Consumer Staples, Food Products)	19,900	526,214
Nihon Kohden Corporation (Health Care, Health Care Equipment & Supplies)	12,300	285,305
Nihon M&A Center Incorporated (Industrials, Professional Services)	9,500	439,851
Nikon Corporation (Consumer Discretionary, Household Durables)	40,000	659,663
Nippon Express Company Limited (Industrials, Road & Rail)	105,000	724,928
Nippon Prologis REIT Incorporated (Real Estate, Equity REITs)	306	664,689
Nippon Shinyaku Company Limited (Health Care, Pharmaceuticals)	8,100	563,651

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	85

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

Japan (continued)
Nippon Shokubai Company Limited (Materials, Chemicals)	5,700	$406,495
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	152,000	7,560,249
Nippon Television Network Corporation (Consumer Discretionary, Media)	600	10,894
Nisshin Seifun Group Incorporated (Consumer Staples, Food Products)	45,000	782,235
Nissin Food Products Company Limited (Consumer Staples, Food Products)	10,500	647,565
Nitori Holdings Company Limited (Consumer Discretionary, Specialty Retail)	10,300	1,590,885
Nomura Real Estate Holding Incorporated (Real Estate, Real Estate Management & Development)	19,700	406,956
Nomura Real Estate Master Fund Incorporated (Real Estate, Equity REITs)	548	724,286
Nomura Research Institute Limited (Information Technology, IT Services)	16,400	638,486
NSK Limited (Industrials, Machinery)	52,800	626,770
Obayashi Corporation (Industrials, Construction & Engineering)	67,700	798,717
Omron Corporation (Information Technology, Electronic Equipment, Instruments & Components)	19,800	994,188
Oracle Corporation (Japan) (Information Technology, Software)	5,600	414,136
ORIX Corporation (Financials, Diversified Financial Services)	135,300	2,165,465
ORIX JREIT Incorporated (Real Estate, Equity REITs)	448	646,315
Osaka Gas Company Limited (Utilities, Gas Utilities)	210,000	821,585
Otsuka Corporation (Information Technology, IT Services)	9,500	629,099
Panasonic Corporation (Consumer Discretionary, Household Durables)	257,000	3,425,965
Park24 Company Limited (Industrials, Commercial Services & Supplies)	18,300	439,959
Pigeon Corporation (Consumer Staples, Household Products)	15,900	615,405
Pilot Corporation (Industrials, Commercial Services & Supplies)	7,900	346,368
Pola Orbis Holdings Incorporated (Consumer Staples, Personal Products)	13,500	434,097
Recruit Holdings Company Limited (Industrials, Professional Services)	168,000	3,348,233
Relo Holdings Incorporated (Real Estate, Real Estate Management & Development)	16,600	377,345
Resona Holdings Incorporated (Financials, Banks)	249,500	1,245,060
Ricoh Company Limited (Information Technology, Technology Hardware, Storage & Peripherals)	79,600	797,195
Rohm Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	9,600	747,496
Rohto Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	15,400	357,491
Ryohin Keikaku Company Limited (Consumer Discretionary, Multiline Retail)	2,500	693,592
Santen Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	49,700	771,258
Sanwa Holdings Corporation (Industrials, Building Products)	36,700	409,280
Sapporo Holdings Limited (Consumer Staples, Beverages)	13,400	389,439
Sawai Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	5,800	317,078
SBI Holdings Incorporated (Financials, Capital Markets)	35,600	494,809
SCREEN Holdings Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	5,600	362,178
SCSK Corporation (Information Technology, IT Services)	8,900	385,355
Sega Sammy Holdings Incorporated (Consumer Discretionary, Leisure Products)	28,800	413,917
Seibu Holdings Incorporated (Industrials, Industrial Conglomerates)	37,700	648,480
Seiko Epson Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	33,000	846,800
Sekisui Chemical Company Limited (Consumer Discretionary, Household Durables)	45,000	839,132
Sharp Corporation (Consumer Discretionary, Household Durables) †	212,000	636,376
Shimadzu Corporation (Information Technology, Electronic Equipment, Instruments & Components)	36,900	678,355
Shimamura Company Limited (Consumer Discretionary, Specialty Retail)	3,700	451,667
Shimizu Corporation (Industrials, Construction & Engineering)	66,600	688,203
Showa Denko KK (Materials, Chemicals)	20,000	531,405
Showa Shell Sekiyu KK (Energy, Oil, Gas & Consumable Fuels)	31,500	345,272
SoftBank Group Corporation (Telecommunication Services, Wireless Telecommunication Services)	93,300	7,571,953
Sohgo Security Services Company Limited (Industrials, Commercial Services & Supplies)	15,500	677,469
Sojitz Corporation (Industrials, Trading Companies & Distributors)	212,800	571,028

The accompanying notes are an integral part of these financial statements.

86	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

Japan (continued)
Sony Financial Holdings Incorporated (Financials, Insurance)	22,900	$362,867
Square Enix Company Limited (Information Technology, Software)	12,900	453,527
Stanley Electric Company Limited (Consumer Discretionary, Auto Components)	22,100	733,752
Start Today Company Limited (Consumer Discretionary, Internet & Direct Marketing Retail)	20,300	631,519
Sumitomo Corporation (Industrials, Trading Companies & Distributors)	127,500	1,805,192
Sumitomo Dainippon Pharma Company Limited (Health Care, Pharmaceuticals)	25,500	346,541
Sumitomo Foresting Company Limited (Consumer Discretionary, Household Durables)	25,700	400,690
Sumitomo Heavy Industries Limited (Industrials, Machinery)	64,000	477,373
Sumitomo Rubber Industries Limited (Consumer Discretionary, Auto Components)	27,900	462,652
Sundrug Company Limited (Consumer Staples, Food & Staples Retailing)	11,200	464,056
Suntory Beverage & Food Limited (Consumer Staples, Beverages)	13,400	619,202
Suzuken Company Limited (Health Care, Health Care Providers & Services)	13,500	491,813
Suzuki Motor Corporation (Consumer Discretionary, Automobiles)	44,800	2,251,920
T&D Holdings Incorporated (Financials, Insurance)	67,000	919,357
Taiheiyo Cement Corporation (Materials, Construction Materials)	143,000	551,526
Taisei Corporation (Industrials, Construction & Engineering)	110,000	1,103,652
Takara Holdings Incorporated (Consumer Staples, Beverages)	33,900	328,716
Takashimaya Company Limited (Consumer Discretionary, Multiline Retail)	35,000	321,235
Takeda Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	78,600	4,344,860
Teijin Limited (Materials, Chemicals)	31,000	629,390
Temp Holdings Company Limited (Industrials, Professional Services)	24,300	493,803
The Chugoku Bank Limited (Financials, Banks)	33,500	451,603
The Chugoku Electric Power Company Incorporated (Utilities, Electric Utilities)	47,800	551,329
The Gunma Bank Limited (Financials, Banks)	74,800	438,179
The Yokohama Rubber Company Limited (Consumer Discretionary, Auto Components)	19,400	359,112
THK Company Limited (Industrials, Machinery)	18,100	604,239
TIS Incorporated (Information Technology, IT Services)	13,300	392,582
Tobu Railway Company Limited (Industrials, Road & Rail)	121,000	669,195
Toho Company Limited Tokyo (Consumer Discretionary, Media)	18,300	679,997
Toho Gas Company Limited (Utilities, Gas Utilities)	60,000	395,688
Tohoku Electric Power Company Incorporated (Utilities, Electric Utilities)	55,400	757,917
Tokyo Broadcasting System Incorporated (Consumer Discretionary, Media)	18,100	347,396
Tokyo Electron Limited (Information Technology, Semiconductors & Semiconductor Equipment)	17,100	2,404,749
Tokyo Gas Company Limited (Utilities, Gas Utilities)	219,000	1,161,785
Toppan Printing Company Limited (Industrials, Commercial Services & Supplies)	65,000	650,976
Tosoh Corporation (Materials, Chemicals)	66,000	774,458
Toyoda Gosei Company Limited (Consumer Discretionary, Auto Components)	13,700	319,399
Toyota Tsusho Corporation (Industrials, Trading Companies & Distributors)	23,700	729,745
Trend Micro Incorporated (Information Technology, Software)	13,300	615,791
Tsumura & Company (Health Care, Pharmaceuticals)	9,700	365,730
Tsuruha Holdings Incorporated (Consumer Staples, Food & Staples Retailing)	5,800	690,608
Unicharm Corporation (Consumer Staples, Household Products)	41,800	983,641
United Urban Investment Corporation (Real Estate, Equity REITs)	463	698,703
USS Company Limited (Consumer Discretionary, Specialty Retail)	34,500	678,169
West Japan Railway Company (Industrials, Road & Rail)	19,700	1,431,962
Yahoo! Japan Corporation (Information Technology, Internet Software & Services)	134,900	618,453
Yakult Honsha Company Limited (Consumer Staples, Food Products)	13,400	928,804
Yamada Denki Company Limited (Consumer Discretionary, Specialty Retail)	108,000	584,527
Yamaha Corporation (Consumer Discretionary, Leisure Products)	19,100	665,420
Yamaha Motor Company Limited (Consumer Discretionary, Automobiles)	29,600	837,368

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	87

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

Japan (continued)
Yamazaki Baking Company Limited (Consumer Staples, Food Products)	28,700	$544,056
Yaskawa Electric Corporation (Information Technology, Electronic Equipment, Instruments & Components)	28,300	857,225
Yokogawa Electric Corporation (Information Technology, Electronic Equipment, Instruments & Components)	33,700	525,111
Zenkoku Hosho Company Limited (Financials, Diversified Financial Services)	7,900	320,858

		198,387,267

Luxembourg: 0.26%
B&M European Value Retail SA (Consumer Discretionary, Multiline Retail)	69,752	335,891
Eurofins Scientific SE (Health Care, Life Sciences Tools & Services)	1,154	659,551
RTL Group SA (Consumer Discretionary, Media)	8,473	643,026
SES SA (Consumer Discretionary, Media)	44,732	1,022,690
Subsea 7 SA (Energy, Energy Equipment & Services)	47,678	686,474

		3,347,632

Netherlands: 3.51%
Aalberts Industries NV (Industrials, Machinery)	16,309	725,638
ABN AMRO Group NV (Financials, Banks) 144A	33,229	931,183
Airbus Group NV (Industrials, Aerospace & Defense)	58,935	4,953,942
Akzo Nobel NV (Materials, Chemicals)	26,947	2,463,673
Altice NV Class A (Consumer Discretionary, Media) †	53,002	1,222,175
Exor NV (Financials, Diversified Financial Services)	11,577	742,842
Ferrari NV (Consumer Discretionary, Automobiles)	11,757	1,345,059
Fiat Chrysler Automobiles NV (Consumer Discretionary, Automobiles)	100,643	1,515,603
Gemalto NV (Information Technology, Software)	10,220	552,294
Gemalto NV (Information Technology, Software)	163	8,809
Heineken Holding NV (Consumer Staples, Beverages)	10,355	1,022,411
Heineken NV (Consumer Staples, Beverages)	22,084	2,316,930
IMCD Group NV (Industrials, Trading Companies & Distributors)	5,481	322,361
Koninklijke Ahold NV (Consumer Staples, Food & Staples Retailing)	133,306	2,396,283
Koninklijke DSM NV (Materials, Chemicals)	19,183	1,455,365
Koninklijke KPN NV (Telecommunication Services, Diversified Telecommunication Services)	327,046	1,156,706
Koninklijke Philips NV (Industrials, Industrial Conglomerates)	98,311	3,719,353
Koninklijke Vopak NV (Energy, Oil, Gas & Consumable Fuels)	14,029	593,798
NN Group NV (Financials, Insurance)	32,672	1,296,545
Philips Lighting NV (Industrials, Electrical Equipment)	17,530	646,927
Qiagen NV (Health Care, Life Sciences Tools & Services)	21,009	674,149
Randstad Holdings NV (Industrials, Professional Services)	14,825	866,626
RELX NV (Industrials, Professional Services)	106,149	2,228,449
STMicroelectronics NV (Information Technology, Semiconductors & Semiconductor Equipment)	63,579	1,103,526
Unilever NV (Consumer Staples, Personal Products)	162,803	9,692,414
Wolters Kluwer NV (Consumer Discretionary, Media)	30,626	1,337,853

		45,290,914

New Zealand: 0.28%
Auckland International Airport Limited (Industrials, Transportation Infrastructure)	126,051	614,526
Contact Energy Limited (Utilities, Electric Utilities)	92,506	370,620
Fisher & Paykel Healthcare Corporation (Health Care, Health Care Equipment & Supplies)	81,934	692,413
Fletcher Building Limited (Materials, Construction Materials)	111,913	655,685
Meridian Energy Limited (Utilities, Independent Power & Renewable Electricity Producers)	164,218	347,830

The accompanying notes are an integral part of these financial statements.

88	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

New Zealand (continued)
Ryman Healthcare Limited (Health Care, Health Care Providers & Services)	31,606	$206,053
Spark New Zealand Limited (Telecommunication Services, Diversified Telecommunication Services)	245,804	690,948

		3,578,075

Norway: 0.55%
Den Norske Bank ASA (Financials, Banks)	88,201	1,722,420
Gjensidige Forsikring ASA (Financials, Insurance)	38,214	668,922
Marine Harvest ASA (Consumer Staples, Food Products)	42,516	844,516
Norsk Hydro ASA (Materials, Metals & Mining)	115,344	832,599
Orkla ASA (Consumer Staples, Food Products)	88,953	913,270
Telenor ASA (Telecommunication Services, Diversified Telecommunication Services)	65,992	1,336,351
TGS Nopec Geophysical Company ASA (Energy, Energy Equipment & Services)	9,964	213,717
Yara International ASA (Materials, Chemicals)	15,397	629,737

		7,161,532

Portugal: 0.19%
Energias de Portugal SA (Utilities, Electric Utilities)	262,449	1,007,595
Galp Energia SGPS SA (Energy, Oil, Gas & Consumable Fuels)	45,722	757,118
Jeronimo Martins SA (Consumer Staples, Food & Staples Retailing)	33,336	665,118

		2,429,831

Singapore: 1.53%
Ascendas REIT (Real Estate, Equity REITs)	224,600	440,603
CapitaLand Limited (Real Estate, Real Estate Management & Development)	281,263	784,081
CapitaLand Mall Trust (Real Estate, Equity REITs)	292,900	468,744
City Developments Limited (Real Estate, Real Estate Management & Development)	83,075	717,437
ComfortDelGro Corporation Limited (Industrials, Road & Rail)	402,837	680,332
DBS Group Holdings Limited (Financials, Banks)	181,213	2,755,715
Genting Singapore plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	843,624	737,265
Global Logistic Properties Limited (Real Estate, Real Estate Management & Development)	307,905	735,729
Jardine Cycle & Carriage Limited (Consumer Discretionary, Distributors)	20,477	603,007
Keppel Corporation Limited (Industrials, Industrial Conglomerates)	163,143	759,196
Oversea-Chinese Banking Corporation Limited (Financials, Banks)	307,796	2,535,552
Singapore Airlines Limited (Industrials, Airlines)	89,921	683,717
Singapore Exchange Limited (Financials, Capital Markets)	122,574	677,979
Singapore Technologies Engineering Limited (Industrials, Aerospace & Defense)	244,469	658,071
Singapore Telecommunications Limited (Telecommunication Services, Diversified Telecommunication Services)	875,855	2,389,958
Singapore Telecommunications Limited GDR (Telecommunication Services, Diversified Telecommunication Services)	11,900	32,559
United Overseas Bank Limited (Financials, Banks)	146,285	2,592,456
United Overseas Land Limited (Real Estate, Real Estate Management & Development)	119,473	720,741
Wilmar International Limited (Consumer Staples, Food Products)	316,485	774,903

		19,748,045

Spain: 2.72%
Abertis Infraestructuras SA (Industrials, Transportation Infrastructure)	72,350	1,464,195
Actividades de Construccion y Servicios SA (Industrials, Construction & Engineering)	22,349	844,987
Aena SA (Industrials, Transportation Infrastructure) 144A	8,036	1,569,378
Amadeus IT Holding SA Class A (Information Technology, IT Services)	44,478	2,757,047

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	89

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

Spain (continued)
Banco de Sabade SA (Financials, Banks)	562,535	$1,236,881
Bankia SA (Financials, Banks)	128,347	624,761
Bankinter SA (Financials, Banks)	70,188	669,278
CaixaBank SA (Financials, Banks)	359,183	1,854,884
Distribuidora Internacional SA (Consumer Staples, Food & Staples Retailing)	106,576	674,459
Enagas SA (Energy, Oil, Gas & Consumable Fuels)	24,328	716,937
Endesa SA (Utilities, Electric Utilities)	37,733	910,289
Gas Natural SDG SA (Utilities, Gas Utilities)	37,329	907,431
Grifols SA (Health Care, Biotechnology)	31,048	877,826
Iberdrola SA (Utilities, Electric Utilities)	637,712	5,208,629
Industria de Diseno Textil SA (Consumer Discretionary, Specialty Retail)	114,577	4,353,151
International Consolidated Airlines Group SA (Industrials, Airlines)	115,027	909,554
Mapfre SA (Financials, Insurance)	182,314	645,248
Merlin Properties Socimi SA (Real Estate, Equity REITs)	51,716	712,619
Red Electrica Corporacion SA (Utilities, Electric Utilities)	44,142	991,335
Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	126,117	2,166,463
Telefonica SA (Telecommunication Services, Diversified Telecommunication Services)	464,163	5,005,670

		35,101,022

Sweden: 3.21%
Alfa Laval AB (Industrials, Machinery)	27,334	619,214
Atlas Copco AB Class A (Industrials, Machinery)	66,956	2,624,057
BillerudKorsnas AB (Materials, Containers & Packaging)	40,981	683,382
Boliden AB (Materials, Metals & Mining)	26,858	939,688
Castellum AB (Real Estate, Real Estate Management & Development)	44,625	698,656
Electrolux AB Class B (Consumer Discretionary, Household Durables)	23,067	838,694
Elekta AB Class B (Health Care, Health Care Equipment & Supplies)	68,956	713,794
Essity Aktiebolag AB (Consumer Staples, Household Products) †	65,678	1,823,436
Fabege AB (Real Estate, Real Estate Management & Development)	33,214	666,307
Getinge AB Class B (Health Care, Health Care Equipment & Supplies)	33,478	621,886
Hennes & Mauritz AB Class B (Consumer Discretionary, Specialty Retail)	96,501	2,441,142
Hexpol AB (Materials, Chemicals)	31,786	311,029
Husqvarna AB Class B (Consumer Discretionary, Household Durables)	65,799	663,725
Industrivarden AB Class A (Financials, Diversified Financial Services)	26,917	672,777
Intrum Justitia AB (Industrials, Commercial Services & Supplies)	8,964	292,529
Investor AB Class B (Financials, Diversified Financial Services)	46,626	2,180,565
Lundin Petroleum AB (Energy, Oil, Gas & Consumable Fuels)	29,235	627,325
Nordea Bank AB (Financials, Banks)	308,663	4,152,670
Saab AB Class B (Industrials, Aerospace & Defense)	13,167	600,703
Sandvik AB (Industrials, Machinery)	115,363	1,906,323
Securitas AB (Industrials, Commercial Services & Supplies)	39,125	643,076
Skandinaviska Enskilda Banken AB Class A (Financials, Banks)	157,042	2,043,626
Skanska AB Class B (Industrials, Construction & Engineering)	42,130	951,746
SKF AB Class B (Industrials, Machinery)	35,589	711,265
Svenska Handelsbanken AB Class A (Financials, Banks)	150,657	2,252,531
Swedbank AB Class A (Financials, Banks)	95,330	2,577,086
Swedish Match AB (Consumer Staples, Tobacco)	20,293	723,532
Tele2 AB Class B (Telecommunication Services, Wireless Telecommunication Services)	62,235	724,505
Telefonaktiebolaget LM Ericsson Class B (Information Technology, Communications Equipment)	315,141	1,847,040

The accompanying notes are an integral part of these financial statements.

90	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

Sweden (continued)
Telia Company AB (Telecommunication Services, Diversified Telecommunication Services)	298,908	$1,425,745
Trelleborg AB Class B (Industrials, Machinery)	28,435	677,437
Volvo AB Class B (Industrials, Machinery)	161,092	2,751,179

		41,406,670

Switzerland: 7.35%
ABB Limited (Industrials, Electrical Equipment)	222,993	5,162,360
Adecco SA (Industrials, Professional Services)	18,665	1,352,748
Aryzta AG (Consumer Staples, Food Products)	19,725	621,606
Baloise Holding AG (Financials, Insurance)	5,612	893,636
Barry Callebaut AG (Consumer Staples, Food Products)	253	364,086
Chocoladefabriken Lindt & Sprungli AG (Consumer Staples, Food Products)	12	834,718
Clariant AG (Materials, Chemicals)	27,932	674,015
Coca-Cola HBC AG (Consumer Staples, Beverages)	22,539	770,599
dormakaba Holding AG (Industrials, Building Products)	362	326,345
Dufry Group Register Shares (Consumer Discretionary, Specialty Retail) †	3,935	606,489
EMS-Chemie Holdings AG (Materials, Chemicals)	986	673,988
Flughafen Zuerich AG (Industrials, Transportation Infrastructure)	2,648	648,918
Geberit AG (Industrials, Building Products)	3,775	1,724,622
Georg Fischer AG (Industrials, Machinery)	539	621,090
Givaudan SA (Materials, Chemicals)	854	1,745,492
Helvetia Holding AG (Financials, Insurance)	1,132	648,661
Julius Baer Group Limited (Financials, Capital Markets)	23,723	1,325,984
Kuehne & Nagel International AG (Industrials, Marine)	6,285	1,138,438
LafargeHolcim Limited – BATS Exchange (Materials, Construction Materials)	49,184	2,890,159
Logitech International SA (Information Technology, Technology Hardware, Storage & Peripherals)	19,985	710,661
Lonza Group AG (Health Care, Life Sciences Tools & Services)	7,722	1,955,162
Nestle SA (Consumer Staples, Food Products)	337,939	28,668,167
Partners Group Holding AG (Financials, Capital Markets)	2,331	1,511,947
PSP Swiss Property AG (Real Estate, Real Estate Management & Development)	7,070	648,793
Roche Holding AG (Health Care, Pharmaceuticals)	75,240	19,105,207
Schindler Holding AG – Participation Certificate (Industrials, Machinery)	4,407	943,947
SGS SA (Industrials, Professional Services)	634	1,416,820
Sika AG (Materials, Chemicals)	210	1,489,157
Sonova Holding AG (Health Care, Health Care Equipment & Supplies)	5,822	984,145
Straumann Holding AG (Health Care, Health Care Equipment & Supplies)	1,168	748,461
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	3,202	1,278,195
Swiss Life Holding AG (Financials, Insurance)	3,143	1,124,853
Swiss Prime Site AG (Real Estate, Real Estate Management & Development)	9,149	828,128
Swiss Reinsurance AG (Financials, Insurance)	33,733	3,055,124
Swisscom AG (Telecommunication Services, Diversified Telecommunication Services)	2,691	1,357,076
Temenos Group AG (Information Technology, Software)	7,317	721,819
Vifor Pharma AG (Health Care, Pharmaceuticals)	5,823	588,403
Zurich Insurance Group AG (Financials, Insurance)	15,917	4,762,070

		94,922,089

Thailand: 0.05%
Thai Beverage PCL (Consumer Staples, Beverages)	933,600	640,325

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	91

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

United Kingdom: 14.99%
3i Group plc (Financials, Capital Markets)	102,859	$1,289,503
Admiral Group plc (Financials, Insurance)	25,077	626,167
Aggreko plc (Industrials, Commercial Services & Supplies)	55,866	650,886
Ashtead Group plc (Industrials, Trading Companies & Distributors)	47,212	1,015,259
Associated British Foods plc (Consumer Staples, Food Products)	38,369	1,648,210
AstraZeneca plc (Health Care, Pharmaceuticals)	138,604	8,138,786
Auto Trader Group plc (Information Technology, Internet Software & Services) 144A	132,374	604,925
Babcock International Group plc (Industrials, Commercial Services & Supplies)	57,338	602,418
BAE Systems plc (Industrials, Aerospace & Defense)	346,574	2,722,542
Barratt Developments plc (Consumer Discretionary, Household Durables)	99,470	803,261
BBA Aviation plc (Industrials, Transportation Infrastructure)	162,426	633,880
Beazley plc (Financials, Insurance)	98,208	648,933
Bellway plc (Consumer Discretionary, Household Durables)	16,610	687,953
BHP Billiton plc (Materials, Metals & Mining)	196,373	3,749,277
Booker Group plc (Consumer Staples, Food & Staples Retailing)	263,940	682,602
BP plc (Energy, Oil, Gas & Consumable Fuels)	2,068,722	11,908,055
British American Tobacco plc (Consumer Staples, Tobacco)	196,249	12,259,614
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)	913,342	3,455,142
Bunzl plc (Industrials, Trading Companies & Distributors)	36,807	1,099,448
Burberry Group plc (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	44,480	1,033,583
Carnival plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	19,291	1,340,805
Centamin plc (Materials, Metals & Mining)	144,477	283,037
Centrica plc (Utilities, Multi-Utilities)	591,323	1,528,514
Close Brothers Group plc (Financials, Capital Markets)	17,024	340,112
Compass Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	167,305	3,573,963
Conva Tec Limited (Health Care, Health Care Equipment & Supplies) 144A†	160,561	595,666
Croda International plc (Materials, Chemicals)	15,115	750,927
Daily Mail & General Trust plc Class A (Consumer Discretionary, Media)	32,417	261,361
Derwent Valley Holdings plc (Real Estate, Equity REITs)	19,038	685,366
Diageo plc (Consumer Staples, Beverages)	264,945	8,880,206
Dialog Semiconductor plc (Information Technology, Semiconductors & Semiconductor Equipment) †	15,069	684,997
Direct Line Insurance Group plc (Financials, Insurance)	148,878	731,747
Dixons Carphone plc (Consumer Discretionary, Specialty Retail)	175,154	392,737
DS Smith plc (Materials, Containers & Packaging)	104,311	671,456
easyJet plc (Industrials, Airlines)	37,133	574,280
Electrocomponents plc (Information Technology, Electronic Equipment, Instruments & Components)	83,611	683,843
Experian Group Limited plc (Industrials, Professional Services)	102,563	2,060,981
Fresnillo plc (Materials, Metals & Mining)	34,174	714,117
G4S plc (Industrials, Commercial Services & Supplies)	180,456	661,541
GKN plc (Consumer Discretionary, Auto Components)	186,845	770,492
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	535,041	10,609,702
Halma plc (Information Technology, Electronic Equipment, Instruments & Components)	45,544	643,700
Hammerson plc (Real Estate, Equity REITs)	87,715	636,310
Hargreaves Lansdown plc (Financials, Capital Markets)	39,434	713,890
Hikma Pharmaceuticals plc (Health Care, Pharmaceuticals)	15,242	246,762
Hiscox Limited (Financials, Insurance)	39,323	649,845
Howden Joinery Group plc (Industrials, Trading Companies & Distributors)	121,317	668,288
IMI plc (Industrials, Machinery)	41,775	613,119
Imperial Tobacco Group plc (Consumer Staples, Tobacco)	101,502	4,200,730
Inchcape plc (Consumer Discretionary, Distributors)	66,033	710,849

The accompanying notes are an integral part of these financial statements.

92	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name	Shares	Value

United Kingdom (continued)
Indivior plc (Health Care, Pharmaceuticals) †	119,255	$642,434
Informa plc (Consumer Discretionary, Media)	81,272	725,666
Inmarsat plc (Telecommunication Services, Diversified Telecommunication Services)	67,637	640,218
InterContinental Hotels Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	19,323	963,483
Intermediate Capital Group (Financials, Capital Markets)	57,893	664,770
Intertek Group plc (Industrials, Professional Services)	15,745	1,040,389
Investec plc (Financials, Capital Markets)	87,832	670,096
ITV plc (Consumer Discretionary, Media)	424,776	871,155
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)	199,684	608,346
John Wood Group plc (Energy, Energy Equipment & Services)	78,844	577,055
Johnson Matthey plc (Materials, Chemicals)	22,853	816,796
Just Eat plc (Information Technology, Internet Software & Services) †	75,012	646,007
Kingfisher plc (Consumer Discretionary, Specialty Retail)	224,275	866,840
Land Securities Group plc (Real Estate, Equity REITs)	86,878	1,134,654
Legal & General Group plc (Financials, Insurance)	635,294	2,137,541
Marks & Spencer Group plc (Consumer Discretionary, Multiline Retail)	185,441	766,381
Mediclinic International plc (Health Care, Health Care Providers & Services)	67,988	672,113
Meggitt plc (Industrials, Aerospace & Defense)	102,548	686,893
Melrose Industries plc (Industrials, Electrical Equipment)	212,752	605,241
Merlin Entertainment plc (Consumer Discretionary, Hotels, Restaurants & Leisure) 144A	104,818	625,247
Metro Bank plc (Financials, Banks) †	13,378	600,106
Micro Focus International plc (Information Technology, Software)	26,318	773,543
Mondi plc (Materials, Paper & Forest Products)	33,824	924,180
National Grid plc (Utilities, Multi-Utilities)	391,556	4,935,114
Next plc (Consumer Discretionary, Multiline Retail)	16,784	896,134
Pennon Group plc (Utilities, Water Utilities)	61,277	643,407
Persimmon plc (Consumer Discretionary, Household Durables)	31,143	1,070,807
Phoenix Group Holdings (Financials, Insurance)	65,640	664,179
Playtech plc (Information Technology, Software)	52,302	642,502
Provident Financial plc (Financials, Consumer Finance)	20,911	238,763
Randgold Resources Limited (Materials, Metals & Mining)	10,180	1,041,254
Reckitt Benckiser Group plc (Consumer Staples, Household Products)	71,260	6,756,171
RELX plc (Industrials, Professional Services)	118,917	2,600,279
Rentokil Initial plc (Industrials, Commercial Services & Supplies)	205,769	810,214
Rightmove plc (Information Technology, Internet Software & Services)	11,815	629,758
Rio Tinto plc (Materials, Metals & Mining)	119,380	5,783,485
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)	472,521	13,019,362
RPC Group plc (Materials, Containers & Packaging)	53,074	636,200
RSA Insurance Group plc (Financials, Insurance)	95,650	824,361
Schroders plc (Financials, Capital Markets)	15,952	694,736
Segro plc (Real Estate, Equity REITs)	108,154	752,415
Severn Trent plc (Utilities, Water Utilities)	21,822	640,267
Sky plc (Consumer Discretionary, Media)	110,430	1,365,140
Smith & Nephew plc (Health Care, Health Care Equipment & Supplies)	89,742	1,621,155
Smiths Group plc (Industrials, Industrial Conglomerates)	42,627	851,620
Spectris plc (Information Technology, Electronic Equipment, Instruments & Components)	19,686	589,051
Spirax-Sarco Engineering plc (Industrials, Machinery)	9,340	678,759
SSE plc (Utilities, Electric Utilities)	109,525	2,018,173
Tate & Lyle plc (Consumer Staples, Food Products)	75,793	669,885
Taylor Wimpey plc (Consumer Discretionary, Household Durables)	320,073	829,843

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	93

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

Security name			Shares	Value

United Kingdom (continued)
TechnipFMC plc -BATS Exchange (Energy, Energy Equipment & Services) †			45,060	$1,155,442
Tesco plc (Consumer Staples, Food & Staples Retailing) †			795,088	1,859,885
The Berkeley Group Holdings plc (Consumer Discretionary, Household Durables)			13,306	643,676
The British Land Company plc (Real Estate, Equity REITs)			119,245	942,907
The Sage Group plc (Information Technology, Software)			126,055	1,128,787
TP Icap plc (Financials, Capital Markets)			106,173	677,675
Travis Perkins plc (Industrials, Trading Companies & Distributors)			33,191	645,936
Unilever plc (Consumer Staples, Personal Products)			135,233	7,902,384
United Business Media plc (Consumer Discretionary, Media)			73,017	626,466
United Utilities Group plc (Utilities, Water Utilities)			65,461	770,294
Whitbread plc (Consumer Discretionary, Hotels, Restaurants & Leisure)			18,020	875,677
William Hill plc (Consumer Discretionary, Hotels, Restaurants & Leisure)			197,141	631,190
William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)			213,814	680,148
Wolseley plc (Industrials, Trading Companies & Distributors)			26,028	1,549,223
WPP plc (Consumer Discretionary, Media)			149,339	2,742,167

				193,533,832

Total Common Stocks (Cost $1,110,393,000)				1,218,357,623

	Dividend yield
Preferred Stocks: 0.55%

Germany: 0.55%
Fuchs Petrolub AG (Materials, Chemicals)	1.75%		11,774	654,564
Henkel AG & Company KGaA (Consumer Staples, Household Products)	1.28		18,935	2,537,010
Porsche Automobil Holding SE (Consumer Discretionary, Automobiles)	2.00		16,297	923,671
Schaeffler AG Preference (Consumer Discretionary, Auto Components)	3.85		19,199	270,609
Volkswagen AG (Consumer Discretionary, Automobiles)	1.50		17,856	2,664,526

Total Preferred Stocks (Cost $6,817,191)				7,050,380

		Expiration date
Rights: 0.00%

Sweden: 0.00%
Getinge AB (Health Care, Health Care Equipment & Supplies) †(a)		9-14-2017	33,478	12,399

Total Rights (Cost $0)				12,399

	Yield
Short-Term Investments: 4.47%

Investment Companies: 4.47%
Wells Fargo Government Money Market Select Class (l)(u)	0.92		57,687,125	57,687,125

Total Short-Term Investments (Cost $57,687,125)				57,687,125

Total investments in securities (Cost $1,174,897,316)	99.37%	1,283,107,527
Other assets and liabilities, net	0.63	8,136,091

Total net assets	100.00%	$1,291,243,618

The accompanying notes are an integral part of these financial statements.

94	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED INTERNATIONAL PORTFOLIO

†	Non-income-earning security

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
MSCI EAFE Index	239	9-15-2017	$23,077,933	$23,120,860	$42,927	$0

Investments In Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period
Investment companies - 4.47%
Wells Fargo Government Money Market Fund Select Class	0	472,462,496	414,775,371	57,687,125	$0	$0	$26,461	$57,687,125

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	95

FACTOR ENHANCED LARGE CAP PORTFOLIO

Security name	Shares	Value

Common Stocks: 94.61%

Consumer Discretionary: 11.90%

Auto Components: 0.19%
Lear Corporation	15,214	$2,275,101
The Goodyear Tire & Rubber Company	62,174	1,883,872

		4,158,973

Automobiles: 0.64%
Ford Motor Company	515,758	5,688,811
General Motors Company	170,391	6,226,087
Harley-Davidson Incorporated	40,433	1,900,755

		13,815,653

Distributors: 0.21%
Genuine Parts Company	29,543	2,447,047
LKQ Corporation †	60,749	2,104,953

		4,552,000

Hotels, Restaurants & Leisure: 2.43%
Aramark	53,282	2,168,045
Carnival Corporation	49,016	3,405,632
Chipotle Mexican Grill Incorporated †	5,306	1,680,463
Darden Restaurants Incorporated	24,344	1,998,399
Domino’s Pizza Incorporated	10,549	1,922,661
Hilton Worldwide Holdings Incorporated	35,442	2,279,984
Marriott International Incorporated Class A	36,465	3,777,045
McDonald’s Corporation	100,387	16,058,909
Norwegian Cruise Line Holdings Limited †	39,368	2,340,821
Starbucks Corporation	175,983	9,654,427
Vail Resorts Incorporated	9,671	2,204,506
Wyndham Worldwide Corporation	21,905	2,183,491
Yum! Brands Incorporated	37,966	2,916,548

		52,590,931

Household Durables: 0.59%
D.R. Horton Incorporated	63,375	2,291,006
Leggett & Platt Incorporated	41,370	1,901,779
Lennar Corporation Class A	41,879	2,167,657
Mohawk Industries Incorporated †	9,002	2,278,586
NVR Incorporated †	793	2,157,631
Whirlpool Corporation	11,839	2,031,809

		12,828,468

Leisure Products: 0.09%
Hasbro Incorporated	19,472	1,913,124
Mattel Incorporated	451	7,315

		1,920,439

The accompanying notes are an integral part of these financial statements.

96	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED LARGE CAP PORTFOLIO

Security name	Shares	Value

Media: 3.78%
CBS Corporation Class B	51,356	$3,289,865
Charter Communications Incorporated Class A †	26,797	10,679,676
Comcast Corporation Class A	597,592	24,268,211
DISH Network Corporation Class A †	34,953	2,002,457
Interpublic Group of Companies Incorporated	94,012	1,893,402
Omnicom Group Incorporated	37,225	2,694,345
Sirius XM Holdings Incorporated	402,389	2,313,737
The Walt Disney Company	188,677	19,094,112
Time Warner Incorporated	94,153	9,518,868
Twenty-First Century Fox Incorporated Class A	146,427	4,039,921
Viacom Incorporated Class B	66,472	1,901,099

		81,695,693

Multiline Retail: 0.49%
Dollar General Corporation	43,561	3,160,786
Dollar Tree Incorporated †	36,280	2,889,339
Macy’s Incorporated	435	9,035
Target Corporation	83,379	4,546,657

		10,605,817

Specialty Retail: 2.65%
Advance Auto Parts Incorporated	20,694	2,025,942
AutoZone Incorporated †	4,219	2,229,488
Best Buy Company Incorporated	37,474	2,033,339
Foot Locker Incorporated	43,318	1,526,093
L Brands Incorporated	46,103	1,669,851
Lowe’s Companies Incorporated	108,197	7,994,676
O’Reilly Automotive Incorporated †	13,385	2,625,200
Ross Stores Incorporated	59,004	3,448,784
The Home Depot Incorporated	144,684	21,683,791
The TJX Companies Incorporated	79,772	5,767,516
Tiffany & Company	23,576	2,154,846
Tractor Supply Company	35,090	2,088,206
ULTA Beauty Incorporated †	9,241	2,042,353

		57,290,085

Textiles, Apparel & Luxury Goods: 0.83%
Coach Incorporated	48,874	2,038,046
HanesBrands Incorporated	94,091	2,282,648
Nike Incorporated Class B	162,935	8,604,597
PVH Corporation	16,549	2,083,354
VF Corporation	45,746	2,876,051

		17,884,696

Consumer Staples: 11.02%

Beverages: 2.57%
Brown-Forman Corporation Class B	45,216	2,398,256
Constellation Brands Incorporated Class A	19,473	3,896,547

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	97

FACTOR ENHANCED LARGE CAP PORTFOLIO

Security name	Shares	Value

Beverages (continued)
Dr Pepper Snapple Group Incorporated	31,293	$2,849,228
Molson Coors Brewing Company Class B	28,008	2,513,718
Monster Beverage Corporation †	60,058	3,352,438
PepsiCo Incorporated	169,411	19,605,935
The Coca-Cola Company	459,856	20,946,440

		55,562,562

Food & Staples Retailing: 2.28%
Costco Wholesale Corporation	53,868	8,443,270
CVS Health Corporation	132,847	10,274,387
Sysco Corporation	71,111	3,745,416
The Kroger Company	129,532	2,832,865
Wal-Mart Stores Incorporated	181,617	14,178,839
Walgreens Boots Alliance Incorporated	120,394	9,812,111

		49,286,888

Food Products: 1.97%
Archer Daniels Midland Company	76,186	3,148,006
Bunge Limited	28,283	2,110,760
Campbell Soup Company	41,916	1,936,519
ConAgra Foods Incorporated	63,085	2,047,739
General Mills Incorporated	60,613	3,228,248
Hormel Foods Corporation	64,632	1,986,788
Ingredion Incorporated	18,463	2,286,089
Kellogg Company	32,413	2,121,755
McCormick & Company Incorporated	22,673	2,156,882
Mondelez International Incorporated Class A	178,010	7,237,887
Pinnacle Foods Incorporated	36,582	2,169,678
The Hershey Company	20,504	2,151,280
The J.M. Smucker Company	18,860	1,975,774
The Kraft Heinz Company	71,099	5,741,245
Tyson Foods Incorporated Class A	36,995	2,341,784

		42,640,434

Household Products: 2.19%
Church & Dwight Company Incorporated	46,967	2,356,334
Colgate-Palmolive Company	107,915	7,731,030
Kimberly-Clark Corporation	47,311	5,832,973
The Clorox Company	18,781	2,601,732
The Procter & Gamble Company	312,467	28,831,330

		47,353,399

Personal Products: 0.23%
Coty Incorporated Class A	115,610	1,916,814
The Estee Lauder Companies Incorporated Class A	28,690	3,069,544

		4,986,358

The accompanying notes are an integral part of these financial statements.

98	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED LARGE CAP PORTFOLIO

Security name	Shares	Value

Tobacco: 1.78%
Altria Group Incorporated	246,690	$15,640,146
Philip Morris International	194,014	22,686,057

		38,326,203

Energy: 4.14%

Energy Equipment & Services: 0.11%
Baker Hughes Incorporated	306	10,373
National Oilwell Varco Incorporated	74,056	2,271,297

		2,281,670

Oil, Gas & Consumable Fuels: 4.03%
Andeavor Corporation	23,324	2,335,899
Chevron Corporation	240,089	25,838,379
Exxon Mobil Corporation	550,586	42,026,230
Marathon Petroleum Corporation	72,854	3,821,192
ONEOK Incorporated	42,959	2,326,659
Phillips 66 Company	56,646	4,747,501
Targa Resources Corporation	50,500	2,250,785
Valero Energy Corporation	55,594	3,785,952

		87,132,597

Financials: 8.07%

Banks: 1.94%
Associated Banc-Corp	105,697	2,314,764
Bank of Hawaii Corporation	122	9,532
BB&T Corporation	117,547	5,417,741
CIT Group Incorporated	43,585	1,954,787
Citizens Financial Group Incorporated	99,260	3,288,484
Fifth Third Bancorp	126,846	3,314,486
Fulton Financial Corporation	123,425	2,153,766
Hancock Holding Company	47,487	2,087,054
M&T Bank Corporation	20,909	3,091,605
PNC Financial Services Group Incorporated	64,676	8,111,017
Synovus Financial Corporation	233	9,814
US Bancorp	197,683	10,131,254
Wintrust Financial Corporation	130	9,465

		41,893,769

Capital Markets: 1.55%
CBOE Holdings Incorporated	20,940	2,112,637
CME Group Incorporated	43,425	5,462,865
Franklin Resources Incorporated	56,267	2,432,422
Intercontinental Exchange Incorporated	69,387	4,487,257
Market Axess Holdings Incorporated	10,666	2,058,005
Moody’s Corporation	20,443	2,739,975
MSCI Incorporated	18,287	2,095,873
Raymond James Financial Incorporated	28,665	2,245,043
S&P Global Incorporated	31,085	4,797,348

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	99

FACTOR ENHANCED LARGE CAP PORTFOLIO

Security name	Shares	Value

Capital Markets (continued)
SEI Investments Company	36,292	$2,121,630
T. Rowe Price Group Incorporated	35,166	2,966,604

		33,519,659

Consumer Finance: 0.78%
Ally Financial Incorporated	102,363	2,313,404
American Express Company	91,618	7,888,310
Discover Financial Services	54,841	3,232,877
Synchrony Financial	112,900	3,476,191

		16,910,782

Diversified Financial Services: 1.23%
Berkshire Hathaway Incorporated Class B †	147,108	26,650,085

Insurance: 2.47%
AFLAC Incorporated	28,574	2,358,784
Alleghany Corporation †	5,041	2,836,923
American Financial Group Incorporated	21,445	2,183,316
Aon plc	27,849	3,875,467
Arch Capital Group Limited †	23,051	2,243,784
Arthur J. Gallagher & Company	40,637	2,352,882
Axis Capital Holdings Limited	42,073	2,534,477
Cincinnati Financial Corporation	33,254	2,555,237
Everest Reinsurance Group Limited	8,300	2,095,584
Loews Corporation	58,823	2,739,975
Markel Corporation †	2,267	2,384,867
Marsh & McLennan Companies Incorporated	62,583	4,886,481
ProAssurance Corporation	169	8,999
Reinsurance Group of America Incorporated	20,051	2,695,857
The Allstate Corporation	40,142	3,632,851
The Progressive Corporation	69,636	3,236,681
The Travelers Companies Incorporated	30,232	3,663,514
Torchmark Corporation	28,723	2,210,809
Unum Group	50,378	2,427,212
Willis Towers Watson plc	16,274	2,416,201

		53,339,901

Mortgage REITs: 0.10%
Annaly Capital Management Incorporated	178,706	2,233,825

Health Care: 15.85%

Biotechnology: 1.72%
AbbVie Incorporated	199,712	15,038,314
Biogen Incorporated	27,238	8,622,460
Gilead Sciences Incorporated	160,920	13,470,613

		37,131,387

The accompanying notes are an integral part of these financial statements.

100	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED LARGE CAP PORTFOLIO

Security name	Shares	Value

Health Care Equipment & Supplies: 3.76%
Abbott Laboratories	217,944	$11,102,067
Align Technology Incorporated †	12,481	2,205,891
Baxter International Incorporated	65,079	4,037,501
Becton Dickinson & Company	25,658	5,117,232
Boston Scientific Corporation †	173,325	4,775,104
C.R. Bard Incorporated	7,519	2,412,170
Danaher Corporation	76,859	6,411,577
Dentsply Sirona Incorporated	37,882	2,142,985
Edwards Lifesciences Corporation †	26,615	3,025,061
Hologic Incorporated †	51,157	1,974,660
IDEXX Laboratories Incorporated †	14,275	2,218,764
Intuitive Surgical Incorporated †	4,423	4,443,650
Medtronic plc	168,224	13,562,219
ResMed Incorporated	28,755	2,230,813
Stryker Corporation	39,071	5,523,467
Teleflex Incorporated	10,562	2,236,503
The Cooper Companies Incorporated	9,219	2,312,402
Varian Medical Systems Incorporated	21,120	2,244,001
West Pharmaceutical Services Incorporated	104	9,052
Zimmer Biomet Holdings Incorporated	28,167	3,218,643

		81,203,762

Health Care Providers & Services: 3.51%
Aetna Incorporated	38,519	6,074,446
AmerisourceBergen Corporation	26,751	2,146,768
Anthem Incorporated	33,892	6,644,188
Cardinal Health Incorporated	44,081	2,973,704
Centene Corporation †	23,979	2,130,534
Cigna Corporation	30,830	5,612,910
DaVita HealthCare Partners Incorporated †	34,230	2,004,509
Express Scripts Holding Company †	76,677	4,816,849
HCA Holdings Incorporated †	40,034	3,149,074
Henry Schein Incorporated †	13,215	2,295,181
Humana Incorporated	16,549	4,263,352
Laboratory Corporation of America Holdings †	16,096	2,524,980
McKesson Corporation	26,616	3,974,035
Quest Diagnostics Incorporated	21,100	2,286,185
UnitedHealth Group Incorporated	114,934	22,860,373
WellCare Health Plans Incorporated †	12,034	2,102,099

		75,859,187

Health Care Technology: 0.12%
Cerner Corporation †	39,934	2,706,726

Life Sciences Tools & Services: 1.00%
Agilent Technologies Incorporated	46,408	3,003,526
Charles River Laboratories International Incorporated †	108	11,750
Mettler-Toledo International Incorporated †	3,907	2,364,087
PerkinElmer Incorporated	31,959	2,140,933

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	101

FACTOR ENHANCED LARGE CAP PORTFOLIO

Security name	Shares	Value

Life Sciences Tools & Services (continued)
Quintiles Transnational Holdings Incorporated †	23,995	$2,304,239
Thermo Fisher Scientific Incorporated	50,355	9,423,435
Waters Corporation †	12,569	2,306,160

		21,554,130

Pharmaceuticals: 5.74%
Bristol-Myers Squibb Company	211,430	12,787,286
Eli Lilly & Company	127,064	10,329,033
Johnson & Johnson	340,393	45,057,822
Merck & Company Incorporated	344,324	21,988,531
Mylan NV †	72,841	2,293,035
Perrigo Company plc	29,380	2,319,845
Pfizer Incorporated	744,311	25,247,029
Zoetis Incorporated	66,372	4,161,524

		124,184,105

Industrials: 11.80%

Aerospace & Defense: 3.12%
General Dynamics Corporation	34,207	6,887,580
Huntington Ingalls Industries Incorporated	10,033	2,146,661
L-3 Technologies Incorporated	11,629	2,110,431
Lockheed Martin Corporation	28,485	8,699,034
Northrop Grumman Corporation	21,415	5,829,378
Raytheon Company	35,790	6,514,138
Rockwell Collins Incorporated	20,621	2,702,382
Spirit AeroSystems Holdings Incorporated Class A	176	13,112
Teledyne Technologies Incorporated †	17,519	2,628,901
Textron Incorporated	46,973	2,305,905
The Boeing Company	71,389	17,109,088
United Technologies Corporation	87,438	10,468,077

		67,414,687

Air Freight & Logistics: 0.93%
C.H. Robinson Worldwide Incorporated	31,711	2,239,748
Expeditors International of Washington Incorporated	38,310	2,149,191
FedEx Corporation	30,530	6,545,021
United Parcel Service Incorporated Class B	80,863	9,247,493

		20,181,453

Airlines: 0.53%
Alaska Air Group Incorporated	23,890	1,783,627
American Airlines Group Incorporated	55,414	2,479,222
JetBlue Airways Corporation †	94,801	1,878,008
Southwest Airlines Company	60,523	3,155,669
United Continental Holdings Incorporated †	36,370	2,253,485

		11,550,011

The accompanying notes are an integral part of these financial statements.

102	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED LARGE CAP PORTFOLIO

Security name	Shares	Value

Building Products: 0.71%
A.O. Smith Corporation	38,367	$2,136,658
Allegion plc	26,422	2,079,676
Fortune Brands Home & Security Incorporated	33,342	2,084,875
Johnson Controls International plc	121,282	4,801,554
Masco Corporation	57,163	2,101,884
Owens Corning Incorporated	29,315	2,173,121

		15,377,768

Commercial Services & Supplies: 0.54%
Cintas Corporation	15,921	2,149,494
Deluxe Corporation	33,579	2,328,704
Republic Services Incorporated	44,799	2,922,687
Stericycle Incorporated †	120	8,627
Waste Management Incorporated	55,227	4,258,554

		11,668,066

Construction & Engineering: 0.20%
Fluor Corporation	52,987	2,043,709
Jacobs Engineering Group Incorporated	41,071	2,237,959

		4,281,668

Electrical Equipment: 0.78%
AMETEK Incorporated	35,981	2,275,798
Eaton Corporation plc	61,307	4,399,390
Emerson Electric Company	83,128	4,907,877
Regal-Beloit Corporation	123	9,274
Rockwell Automation Incorporated	17,932	2,941,924
Sensata Technologies Holding NV †	50,145	2,239,476

		16,773,739

Industrial Conglomerates: 1.43%
3M Company	72,159	14,743,527
Honeywell International Incorporated	91,260	12,618,520
Roper Industries Incorporated	15,554	3,587,686

		30,949,733

Machinery: 1.73%
Allison Transmission Holdings Incorporated	269	9,342
Cummins Incorporated	24,457	3,897,957
Deere & Company	43,506	5,043,651
Donaldson Company Incorporated	47,821	2,259,542
Dover Corporation	25,586	2,171,740
Fortive Corporation	37,075	2,408,763
IDEX Corporation	19,217	2,259,535
Illinois Tool Works Incorporated	31,904	4,387,119
Ingersoll-Rand plc	35,349	3,018,451
Parker-Hannifin Corporation	18,585	2,990,141
Snap-on Incorporated	13,888	2,049,452

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	103

FACTOR ENHANCED LARGE CAP PORTFOLIO

Security name	Shares	Value

Machinery (continued)
Stanley Black & Decker Incorporated	18,825	$2,710,800
The Toro Company	33,903	2,091,137
Xylem Incorporated	34,038	2,112,739

		37,410,369

Professional Services: 0.55%
Equifax Incorporated	18,544	2,641,964
IHS Markit Limited †	49,482	2,317,737
Manpower Incorporated	19,286	2,150,582
Nielsen Holdings plc	61,617	2,393,820
Robert Half International Incorporated	215	9,740
Verisk Analytics Incorporated †	28,027	2,271,588

		11,785,431

Road & Rail: 1.08%
CSX Corporation	112,824	5,663,765
J.B. Hunt Transport Services Incorporated	20,992	2,075,899
Norfolk Southern Corporation	40,966	4,937,223
Union Pacific Corporation	102,314	10,773,664

		23,450,551

Trading Companies & Distributors: 0.20%
Fastenal Company	56,146	2,395,750
HD Supply Holdings Incorporated †	239	7,959
W.W. Grainger Incorporated	11,916	1,937,184

		4,340,893

Information Technology: 14.83%

Communications Equipment: 1.42%
Cisco Systems Incorporated	621,051	20,004,053
CommScope Holdings Incorporated †	57,717	1,908,124
F5 Networks Incorporated †	16,915	2,019,313
Harris Corporation	19,729	2,424,694
Juniper Networks Incorporated	77,356	2,145,082
Motorola Solutions Incorporated	25,095	2,211,371

		30,712,637

Electronic Equipment, Instruments & Components: 0.64%
Amphenol Corporation Class A	45,137	3,653,389
Arrow Electronics Incorporated †	29,186	2,318,244
CDW Corporation of Delaware	34,622	2,195,727
Corning Incorporated	117,687	3,384,678
Keysight Technologies Incorporated †	56,058	2,290,530
National Instruments Corporation	256	10,340

		13,852,908

Internet Software & Services: 3.75%
Akamai Technologies Incorporated †	42,808	2,018,397
Alphabet Incorporated Class A †	36,657	35,016,242

The accompanying notes are an integral part of these financial statements.

104	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED LARGE CAP PORTFOLIO

Security name	Shares	Value

Internet Software & Services (continued)
Alphabet Incorporated Class C †	37,354	$35,087,731
eBay Incorporated †	124,825	4,509,927
IAC/InterActive Corp †	21,394	2,428,433
VeriSign Incorporated †	20,385	2,114,944

		81,175,674

IT Services: 3.60%
Accenture plc Class A	76,759	10,037,007
Alliance Data Systems Corporation	8,884	2,003,342
Amdocs Limited	33,716	2,184,460
Automatic Data Processing Incorporated	53,445	5,690,289
Broadridge Financial Solutions Incorporated	29,797	2,328,040
Cognizant Technology Solutions Corporation Class A	75,760	5,361,535
DXC Technology Company	38,863	3,303,355
Fidelity National Information Services Incorporated	40,994	3,809,162
Fiserv Incorporated †	25,956	3,211,017
Gartner Incorporated †	17,531	2,114,063
International Business Machines Corporation	107,005	15,304,925
Jack Henry & Associates Incorporated	22,004	2,267,952
Leidos Holdings Incorporated	37,276	2,173,936
Paychex Incorporated	46,777	2,667,692
PayPal Holdings Incorporated †	142,004	8,758,806
The Western Union Company	116,876	2,211,294
Total System Services Incorporated	32,404	2,239,764
Vantiv Incorporated Class A †	29,633	2,094,757

		77,761,396

Semiconductors & Semiconductor Equipment: 2.41%
Advanced Micro Devices Incorporated †	166,424	2,163,512
Applied Materials Incorporated	128,597	5,802,297
Intel Corporation	569,536	19,973,628
KLA-Tencor Corporation	25,282	2,368,670
Lam Research Corporation	20,284	3,366,738
Microchip Technology Incorporated	26,509	2,300,982
MKS Instruments Incorporated	26,909	2,215,956
ON Semiconductor Corporation †	133,543	2,280,914
Teradyne Incorporated	287	10,220
Texas Instruments Incorporated	114,290	9,465,498
Xilinx Incorporated	33,904	2,239,698

		52,188,113

Software: 2.44%
Activision Blizzard Incorporated	90,985	5,964,977
Ansys Incorporated †	16,289	2,098,349
CA Incorporated	63,265	2,099,133
Cadence Design Systems Incorporated †	57,490	2,258,782
CDK Global Incorporated	35,313	2,277,688
Citrix Systems Incorporated	27,630	2,160,942
Electronic Arts Incorporated †	36,741	4,464,032
Intuit Incorporated	28,195	3,988,183

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	105

FACTOR ENHANCED LARGE CAP PORTFOLIO

Security name	Shares	Value

Software (continued)
Oracle Corporation	364,152	$18,327,770
PTC Incorporated †	39,105	2,189,880
Symantec Corporation	84,179	2,523,686
Synopsys Incorporated †	26,368	2,120,515
Take-Two Interactive Software Incorporated †	22,702	2,220,029

		52,693,966

Technology Hardware, Storage & Peripherals: 0.57%
Hewlett Packard Enterprise Company	218,822	3,951,925
HP Incorporated	230,243	4,393,036
NetApp Incorporated	55,326	2,138,903
Seagate Technology plc	56,211	1,772,333

		12,256,197

Materials: 4.21%

Chemicals: 3.05%
Air Products & Chemicals Incorporated	26,887	3,908,563
Axalta Coating Systems Limited †	67,979	2,006,740
Celanese Corporation Series A	23,212	2,252,028
E.I. du Pont de Nemours & Company	112,220	9,418,624
Eastman Chemical Company	27,417	2,363,345
Ecolab Incorporated	28,702	3,825,977
FMC Corporation	25,408	2,190,678
International Flavors & Fragrances Incorporated	16,348	2,237,224
LyondellBasell Industries NV Class A	43,145	3,908,506
Monsanto Company	50,576	5,927,507
PPG Industries Incorporated	32,004	3,338,657
Praxair Incorporated	35,000	4,603,900
RPM International Incorporated	44,629	2,185,482
The Chemours Company	45,312	2,223,460
The Dow Chemical Company	151,756	10,114,537
The Mosaic Company	95,322	1,904,534
The Sherwin-Williams Company	10,262	3,481,589

		65,891,351

Construction Materials: 0.11%
Martin Marietta Materials Incorporated	11,432	2,423,470

Containers & Packaging: 0.65%
AptarGroup Incorporated	119	9,950
Ball Corporation	51,378	2,054,606
Berry Plastics Group Incorporated †	176	9,898
Crown Holdings Incorporated †	36,439	2,150,994
International Paper Company	57,597	3,102,750
Packaging Corporation of America	19,618	2,205,259
Sealed Air Corporation	48,427	2,149,190
Sonoco Products Company	201	9,700
WestRock Company	40,464	2,302,806

		13,995,153

The accompanying notes are an integral part of these financial statements.

106	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED LARGE CAP PORTFOLIO

Security name	Shares	Value

Metals & Mining: 0.40%
Newmont Mining Corporation	71,075	$2,725,016
Nucor Corporation	65,434	3,606,068
Steel Dynamics Incorporated	70,204	2,418,528

		8,749,612

Real Estate: 5.46%

Equity REITs: 5.36%
Acadia Realty Trust	78,457	2,250,931
Alexandria Real Estate Equities Incorporated	18,234	2,211,967
American Tower Corporation	52,865	7,826,663
AvalonBay Communities Incorporated	17,943	3,368,438
Boston Properties Incorporated	22,967	2,769,820
Brixmor Property Group Incorporated	140,976	2,639,071
Colony NorthStar Incorporated Class A	717	9,400
Crown Castle International Corporation	44,696	4,846,834
DDR Corporation	1,072	10,377
Digital Realty Trust Incorporated	23,221	2,747,973
Duke Realty Corporation	78,929	2,345,770
EPR Properties	38,790	2,702,111
Equinix Incorporated	9,503	4,451,300
Equity Residential	47,189	3,168,741
Essex Property Trust Incorporated	9,424	2,506,502
Extra Space Storage Incorporated	28,354	2,201,121
Federal Realty Investment Trust	19,549	2,481,354
Gaming and Leisure Properties Incorporated	277	10,856
GGP Incorporated	125,793	2,610,205
HCP Incorporated	77,980	2,324,584
Host Hotels & Resorts Incorporated	130,285	2,360,764
Hudson Pacific Properties Incorporated	287	9,471
Iron Mountain Incorporated	56,799	2,239,017
JBG Smith Properties †	16,759	548,522
Kilroy Realty Corporation	135	9,346
Kimco Realty Corporation	117,689	2,309,058
Liberty Property Trust	56,664	2,413,886
Mid-America Apartment Communities Incorporated	20,834	2,217,988
Paramount Group Incorporated	631	9,957
Piedmont Office Realty Trust Incorporated Class A	104,171	2,109,463
Prologis Incorporated	68,696	4,352,579
Public Storage Incorporated	19,097	3,921,378
Realty Income Corporation	51,326	2,954,325
Regency Centers Corporation	36,722	2,361,959
Retail Properties of America Incorporated Class A	812	10,824
SBA Communications Corporation †	15,348	2,356,685
Simon Property Group Incorporated	41,590	6,523,391
SL Green Realty Corporation	22,349	2,153,997
The Macerich Company	52,061	2,747,259
UDR Incorporated	56,448	2,191,311
Ventas Incorporated	49,181	3,365,948
VEREIT Incorporated	294,876	2,488,753
Vornado Realty Trust	33,519	2,496,830

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	107

FACTOR ENHANCED LARGE CAP PORTFOLIO

Security name	Shares	Value

Equity REITs (continued)
Weingarten Realty Investors	325	$10,413
Welltower Incorporated	50,248	3,679,159
Weyerhaeuser Company	110,884	3,615,927
WP Carey Incorporated	43,553	2,998,624

		115,940,852

Real Estate Management & Development: 0.10%
CBRE Group Incorporated Class A †	59,316	2,140,121

Telecommunication Services: 2.74%

Diversified Telecommunication Services: 2.61%
AT&T Incorporated	785,093	29,409,584
CenturyLink Incorporated	115,602	2,279,671
Verizon Communications Incorporated	516,889	24,795,166

		56,484,421

Wireless Telecommunication Services: 0.13%
T-Mobile USA Incorporated †	43,658	2,825,109

Utilities: 4.59%

Electric Utilities: 2.79%
ALLETE Incorporated	31,458	2,432,647
Alliant Energy Corporation	67,956	2,904,440
American Electric Power Company Incorporated	48,796	3,592,849
Duke Energy Corporation	78,316	6,836,987
Edison International	33,889	2,717,220
Entergy Corporation	35,579	2,816,789
Eversource Energy	43,678	2,751,714
Exelon Corporation	118,826	4,499,941
FirstEnergy Corporation	73,832	2,405,447
IDACORP Incorporated	27,800	2,473,644
NextEra Energy Incorporated	47,556	7,157,653
PG&E Corporation	53,027	3,732,040
Pinnacle West Capital Corporation	25,758	2,317,447
Portland General Electric Company	55,509	2,637,233
PPL Corporation	71,365	2,800,363
The Southern Company	117,565	5,673,687
Xcel Energy Incorporated	52,318	2,589,741

		60,339,842

Gas Utilities: 0.10%
ONE Gas Incorporated	142	10,684
Spire Incorporated	142	10,863
UGI Corporation	44,517	2,199,585

		2,221,132

Independent Power & Renewable Electricity Producers: 0.10%
AES Corporation	200,532	2,213,873

The accompanying notes are an integral part of these financial statements.

108	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED LARGE CAP PORTFOLIO

Security name		Shares	Value

Multi-Utilities: 1.50%
Ameren Corporation		46,793	$2,807,112
CenterPoint Energy Incorporated		69,970	2,072,511
CMS Energy Corporation		44,653	2,167,457
Consolidated Edison Incorporated		36,921	3,111,333
Dominion Resources Incorporated		69,566	5,479,714
DTE Energy Company		22,121	2,484,630
NiSource Incorporated		86,432	2,322,428
Public Service Enterprise Group Incorporated		65,682	3,076,545
SCANA Corporation		37,644	2,272,945
Sempra Energy		34,751	4,098,185
WEC Energy Group Incorporated		38,343	2,500,730

			32,393,590

Water Utilities: 0.10%
American Water Works Company Incorporated		25,682	2,077,676

Total Common Stocks (Cost $1,642,768,516)			2,045,621,646

	Yield
Short-Term Investments: 4.86%

Investment Companies: 4.86%
Wells Fargo Government Money Market Select Class (l)(u)	0.92%	105,054,093	105,054,093

Total Short-Term Investments (Cost $105,054,093)			105,054,093

Total investments in securities (Cost $1,747,822,609)	99.47%	2,150,675,739
Other assets and liabilities, net	0.53	11,411,289

Total net assets	100.00%	$2,162,087,028

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P 500 E-Mini Index	395	9-15-2017	$48,252,980	$48,784,479	$531,499	$0

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	109

FACTOR ENHANCED LARGE CAP PORTFOLIO

Investments In Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period
Investment companies - 4.86%
Wells Fargo Government Money Market Fund Select Class	0	1,332,389,629	1,227,335,536	105,054,093	$0	$0	$81,912	$105,054,093

The accompanying notes are an integral part of these financial statements.

110	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Common Stocks: 94.52%

Consumer Discretionary: 13.78%

Auto Components: 0.92%
Cooper Tire & Rubber Company	18,581	$624,295
Cooper-Standard Holdings Incorporated †	6,124	615,952
Dorman Products Incorporated †	12,057	800,826
Fox Factory Holding Corporation †	15,023	600,920
LCI Industries	8,364	826,363
Motorcar Parts of America Incorporated †	11,535	303,024
Standard Motor Products Incorporated	9,228	406,955
Stoneridge Incorporated †	17,866	295,861
Superior Industries International Incorporated	14,829	217,245
Tower International Incorporated	12,214	274,204

		4,965,645

Automobiles: 0.08%
Winnebago Industries Incorporated	11,476	414,857

Distributors: 0.09%
Core Mark Holding Company Incorporated	18,049	488,406

Diversified Consumer Services: 0.87%
Adtalem Global Education Incorporated	20,886	714,301
American Public Education Incorporated †	11,681	215,514
Capella Education Company	4,312	290,413
Career Education Corporation †	33,877	325,558
Carriage Services Incorporated	12,447	304,827
Graham Holdings Company Class B	1,696	995,891
K12 Incorporated †	17,196	308,152
Laureate Education Incorporated Class A †	15,548	227,623
Regis Corporation †	31,504	418,373
Strayer Education Incorporated	4,794	383,568
Weight Watchers International Incorporated †	10,590	495,718

		4,679,938

Hotels, Restaurants & Leisure: 3.55%
BJ’s Restaurants Incorporated †	10,714	322,491
Bloomin’ Brands Incorporated	40,812	694,212
Bob Evans Farms Incorporated	7,909	543,981
Bojangles Incorporated †	287	3,831
Brinker International Incorporated	20,873	651,655
Carrols Restaurant Group Incorporated †	26,540	289,286
Choice Hotels International Incorporated	13,939	864,915
Churchill Downs Incorporated	5,426	1,060,240
Chuy’s Holding Incorporated †	14,697	276,304
ClubCorp Holdings Incorporated	26,975	458,575
Dave & Buster’s Entertainment Incorporated †	15,622	913,262
Del Frisco’s Restaurant Group Incorporated †	292	4,088
Del Taco Restaurants Incorporated †	19,935	280,685
Denny’s Corporation †	43,512	520,404

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	111

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Hotels, Restaurants & Leisure (continued)
DineEquity Incorporated	10,607	$421,628
Eldorado Resorts Incorporated †	11,578	266,294
Fiesta Restaurant Group Incorporated †	13,439	233,839
Hyatt Hotels Corporation Class A †	7,702	458,346
International Game Technology	39,818	811,093
International Speedway Corporation Class A	9,562	340,885
Interval Leisure Group Incorporated	40,054	1,057,426
Lindblad Expeditions Holding †	522	5,805
Marcus Corporation	10,885	271,037
Marriott Vacations Worldwide Corporation	8,365	973,351
Monarch Casino & Resort Incorporated †	8,926	317,498
Papa John’s International Incorporated	10,924	817,006
Penn National Gaming Incorporated †	32,553	722,351
Pinnacle Entertainment Incorporated †	22,201	432,920
Planet Fitness Incorporated Class A	25,192	639,121
Playa Hotels & Resorts NV †	30,175	312,915
Red Robin Gourmet Burgers Incorporated †	6,648	378,936
Red Rock Resorts Incorporated Class A	18,371	415,185
Ruth’s Chris Steak House Incorporated	18,752	366,602
SeaWorld Entertainment Incorporated	31,869	413,660
Sonic Corporation	16,851	394,482
Speedway Motorsports Incorporated	11,771	244,955
The Cheesecake Factory Incorporated	16,808	696,355
The Habit Restaurants Incorporated Class A †	265	3,445
The Wendy’s Company	61,207	913,208
Wingstop Incorporated	13,040	422,626
Zoe’s Kitchen Incorporated †	275	3,539

		19,218,437

Household Durables: 1.74%
Bassett Furniture Industries Incorporated	8,608	308,597
Beazer Homes Incorporated †	21,620	322,354
Cavco Industries Incorporated †	3,858	519,094
Century Communities Incorporated †	12,984	292,789
Ethan Allen Interiors Incorporated	13,200	386,100
Flexsteel Industries Incorporated	5,584	254,072
Green Brick Partners Incorporated †	460	4,347
Hooker Furniture Corporation	6,957	280,019
Hovnanian Enterprises Incorporated Class A †	94,712	172,376
Installed Building Products †	8,426	486,180
iRobot Corporation †	10,046	958,589
KB Home Incorporated	25,239	540,115
La-Z-Boy Incorporated	19,981	476,547
LGI Homes Incorporated †	7,608	323,644
M/I Homes Incorporated †	13,993	344,228
MDC Holdings Incorporated	15,467	483,344
Meritage Corporation †	14,269	580,748
Nacco Industries Class A	67	4,858
PICO Holdings Incorporated †	17,825	289,656

The accompanying notes are an integral part of these financial statements.

112	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Household Durables (continued)
Taylor Morrison Home Corporation Class A †	13,409	$271,130
TopBuild Corporation †	14,331	850,545
TRI Pointe Homes Incorporated †	46,689	594,818
Universal Electronics Incorporated †	6,662	390,060
William Lyon Homes Class A †	12,152	291,526

		9,425,736

Internet & Direct Marketing Retail: 0.86%
1-800-Flowers.com Incorporated Class A †	488	4,392
FTD Companies Incorporated †	16,298	218,230
HSN Incorporated	12,686	465,576
Liberty Expedia Holdings Incorporated Class A †	23,630	1,292,325
Nutrisystem Incorporated	11,804	640,957
PetMed Express Incorporated	9,589	347,793
Shutterfly Incorporated †	13,744	626,452
Wayfair Incorporated Class A †	15,158	1,076,370

		4,672,095

Leisure Products: 0.36%
Acushnet Holdings Corporation	10,997	180,791
American Outdoor Brands Corporation †	24,822	405,095
Callaway Golf Company	34,536	481,432
Malibu Boats Incorporated Class A †	10,577	285,262
Nautilus Group Incorporated †	14,852	242,830
Sturm, Ruger & Company Incorporated	8,038	368,140

		1,963,550

Media: 1.20%
AMC Entertainment Holdings Class A	21,438	287,269
Entercom Communications Corporation	504	5,191
Entravision Communications Corporation Class A	41,618	230,980
Gannett Company Incorporated	46,292	393,019
Gray Television Incorporated †	25,251	361,089
John Wiley & Sons Incorporated Class A	17,739	957,019
Meredith Corporation	14,339	779,325
MSG Networks Incorporated Class A †	23,984	514,457
National CineMedia Incorporated	60,425	326,899
New Media Investment Group Incorporated	28,971	399,510
Reading International Incorporated Class A †	312	4,917
Regal Entertainment Group Class A	41,386	611,271
Scholastic Corporation	10,141	399,860
The E.W. Scripps Company †	23,924	427,761
Time Incorporated	37,471	492,744
World Wrestling Entertainment Incorporated Class A	13,963	304,393

		6,495,704

Multiline Retail: 0.46%
Big Lots Stores Incorporated	16,873	803,155
Dillard’s Incorporated Class A	6,361	386,749

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	113

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Multiline Retail (continued)
Fred’s Incorporated Class A	370	$2,190
JCPenny Company Incorporated †	128,974	499,129
Ollie’s Bargain Outlet Holdings Incorporated †	19,122	800,256

		2,491,479

Specialty Retail: 2.78%
Aaron’s Incorporated	26,962	1,193,608
American Eagle Outfitters Incorporated	61,096	730,097
Asbury Automotive Group Incorporated †	6,791	365,695
Ascena Retail Group Incorporated †	127,150	259,386
Barnes & Noble Education Incorporated †	25,326	131,189
Barnes & Noble Incorporated	37,820	293,105
Caleres Incorporated	19,559	527,702
Camping World Holdings Incorporated Class A	7,079	260,153
Chico’s FAS Incorporated	55,880	429,158
Children’s Place Retail Stores Incorporated	7,109	754,620
Citi Trends Incorporated	100	1,813
DSW Incorporated Class A	27,158	503,238
Express Incorporated †	45,513	289,918
Finish Line Incorporated Class A	20,255	168,724
Five Below Incorporated †	21,119	1,004,631
Francescas Holdings Corporation †	25,807	187,359
GameStop Corporation Class A	34,239	633,422
Genesco Incorporated †	11,927	252,256
Group 1 Automotive Incorporated	8,688	521,454
Haverty Furniture Companies Incorporated	13,773	322,977
Hibbett Sports Incorporated †	16,899	207,858
Lithia Motors Incorporated Class A	8,649	934,092
MarineMax Incorporated †	13,792	222,741
Murphy USA Incorporated †	13,374	862,088
Office Depot Incorporated	193,470	829,986
Penske Auto Group Incorporated	11,580	490,529
Pier 1 Imports Incorporated	53,925	225,946
Rent-A-Center Incorporated	21,058	254,802
Select Comfort Corporation †	16,870	498,171
Sonic Automotive Incorporated	14,289	258,631
Tailored Brands Incorporated	23,528	278,101
The Buckle Incorporated	19,196	271,623
The Cato Corporation Class A	18,863	248,237
Urban Outfitters Incorporated †	31,332	640,426
Winmark Corporation	39	5,142

		15,058,878

Textiles, Apparel & Luxury Goods: 0.87%
Columbia Sportswear Company	11,155	639,070
Crocs Incorporated †	37,350	333,536
Culp Incorporated	9,135	264,915
Fossil Group Incorporated †	27,263	226,010
G-III Apparel Group Limited †	15,901	437,278

The accompanying notes are an integral part of these financial statements.

114	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Movado Group Incorporated	10,556	$292,929
Oxford Industries Incorporated	5,836	337,379
Steven Madden Limited †	20,798	881,835
Unifi Incorporated †	10,883	338,244
Wolverine World Wide Incorporated	37,147	976,966

		4,728,162

Consumer Staples: 3.35%

Beverages: 0.39%
Boston Beer Company Incorporated †	4,039	601,811
Coca Cola Bottling Corporation	1,916	409,238
MGP Ingredients Incorporated	5,283	297,063
National Beverage Corporation	4,664	542,003
Primo Water Corporation †	21,785	238,546

		2,088,661

Food & Staples Retailing: 0.75%
Ingles Markets Incorporated Class A	10,100	221,695
Performance Food Group Company †	28,150	782,570
Pricesmart Incorporated	10,336	839,800
Smart & Final Stores Incorporated †	371	2,616
SpartanNash Company	17,577	433,097
Supervalu Incorporated †	18,023	360,280
The Andersons Incorporated	12,737	405,673
The Chef’s Warehouse Incorporated †	327	5,641
United Natural Foods Incorporated †	21,244	738,229
Weis Markets Incorporated	6,747	298,285

		4,087,886

Food Products: 1.49%
Amplify Snack Brands Incorporated †	550	3,966
Blue Buffalo Pet Products Incorporated †	35,460	913,450
Calavo Growers Incorporated	6,326	424,791
Dean Foods Company	36,319	399,509
Farmer Bros Corporation †	9,502	309,290
Fresh del Monte Produce Incorporated	12,638	593,860
Freshpet Incorporated †	16,817	266,549
Hostess Brands Incorporated †	34,205	456,295
J & J Snack Foods Corporation	5,655	720,956
John B. Sanfilippo & Son Incorporated	4,341	269,402
Lancaster Colony Corporation	7,310	851,395
Landec Corporation †	23,025	299,325
Omega Protein Corporation	15,366	242,783
Pilgrim S Pride Corporation †	21,218	624,870
Sanderson Farms Incorporated	7,498	1,106,105
Seaboard Corporation	63	270,627
Tootsie Roll Industries Incorporated	7,699	287,558

		8,040,731

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	115

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Household Products: 0.32%
Central Garden & Pet Company Class A †	13,951	$475,590
HRG Group Incorporated †	45,032	711,055
WD-40 Company	5,081	553,575

		1,740,220

Personal Products: 0.18%
Inter Parfums Incorporated	6,884	271,574
Medifast Incorporated	7,053	399,341
USANA Health Sciences Incorporated †	4,680	277,056

		947,971

Tobacco: 0.22%
Universal Corporation	10,000	572,000
Vector Group Limited	29,307	633,031

		1,205,031

Energy: 2.51%

Energy Equipment & Services: 0.88%
Archrock Incorporated	35,373	360,805
Atwood Oceanics Incorporated †	36,952	242,775
Basic Energy Services Incorporated †	11,730	167,035
Bristow Group Incorporated	353	2,909
Dril-Quip Incorporated †	16,620	624,081
Exterran Corporation †	16,510	457,987
Keane Group Incorporated †	17,556	227,350
McDermott International Incorporated †	94,046	577,442
Natural Gas Services Group Incorporated †	189	4,460
Newpark Resources Incorporated †	51,707	416,241
Noble Corporation plc †	128,950	420,377
ProPetro Holding Corporation †	20,373	234,493
Rowan Companies plc Class A †	58,497	570,346
Seacor Holdings Incorporated	11,473	440,219
Seacor Marine Holdings Incorporated †	133	1,704

		4,748,224

Oil, Gas & Consumable Fuels: 1.63%
Andeavor Corporation	226	22,634
Arch Coal Incorporated	8,981	717,312
California Resources Corporation †	395	3,081
Centennial Resource Development Class A †	38,027	657,487
Clean Energy Fuels Corporation †	104,453	248,598
CVR Energy Incorporated	12,721	272,484
Delek US Holdings Incorporated	27,533	680,616
Energy XXI Gulf Coast Incorporated †	15,367	160,585
Enlink Midstream LLC	29,276	499,156
Green Plains Renewable Energy Incorporated	17,194	318,949
Midstates Petroleum Company Incorporated †	324	4,695
Par Pacific Holdings Incorporated †	18,481	329,147

The accompanying notes are an integral part of these financial statements.

116	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
PBF Energy Incorporated Class A	40,759	$965,173
Peabody Energy Corporation †	21,657	628,053
Penn Virginia Corporation †	7,873	303,111
Renewable Energy Group Incorporated †	21,978	265,934
Resolute Energy Corporation †	9,189	271,535
Rex American Resources Corporation †	3,638	315,124
Sandridge Energy Incorporated †	22,077	380,166
Tallgrass Energy Gp Lp	22,944	616,735
Tellurian Incorporated †	28,000	258,720
World Fuel Services Corporation	27,036	933,823

		8,853,118

Financials: 19.36%

Banks: 10.14%
1st Source Corporation	5,482	255,845
Access National Corporation	11,886	305,232
Allegiance Bancshares Incorporated †	7,993	272,162
American National Bankshares Incorporated	133	4,855
Ameris Bancorp	14,081	620,268
AMES National Corporation	161	4,363
Arrow Financial Corporation	7,600	245,480
Atlantic Capital Bancshares †	16,432	294,954
Banc of California Incorporated	19,720	365,806
BancFirst Corporation	7,120	358,848
BancorpSouth Incorporated	27,687	804,307
Bank of Marin Bancorp	5,374	351,728
Bankwell Financial Group Incorporated	148	5,017
Banner Corporation	11,135	613,761
Bar Harbor Bankshares	12,457	327,121
Berkshire Hills Bancorp Incorporated	11,873	401,307
Blue Hills Bancorp Incorporated	23,263	435,018
BOK Financial Corporation	7,705	620,099
Boston Private Financial Holdings Incorporated	34,217	502,990
Bridge Bancorp Incorporated	12,385	382,697
Brookline Bancorp Incorporated	29,698	426,166
Bryn Mawr Bank Corporation	9,386	384,357
Camden National Corporation	9,794	381,966
Capital Bank Financial Corporation Class A	10,610	398,936
Capital City Bank Group Incorporated	100	2,069
Carolina Financial Corporation	9,314	316,955
CenterState Banks Incorporated	18,629	455,852
Central Pacific Financial Company	223	6,467
Citizens & Northern Corporation	11,522	258,554
City Holding Company	7,203	456,166
CNB Financial Corporation	12,285	296,806
CoBiz Incorporated	24,966	425,670
Columbia Banking System Incorporated	18,354	682,218
Community Bank System Incorporated	13,514	695,430
Community Bankers Trust Corporation †	32,812	275,621

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	117

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Banks (continued)
Community Trust Bancorp	10,896	$463,625
ConnectOne Bancorp Incorporated	18,801	428,663
CU Bancorp †	9,997	356,393
Customers Bancorp Incorporated †	14,508	408,835
Eagle Bancorp Incorporated †	10,995	683,889
Enterprise Bancorp Incorporated	150	4,799
Enterprise Financial Service	9,375	358,125
Equity Bancshares Incorporated Class A †	100	3,415
Farmers Natl Banc Corporation	14,785	202,555
FCB Financial Holdings Class A †	11,660	508,376
Fidelity Southern Corporation	13,245	289,536
Financial Institutions Incorporated	7,160	194,752
First Bancorp	13,699	423,847
First Bancorp Incorporated	186	4,842
First Bancshares Incorporated	183	5,161
First Busey Corporation	14,523	418,989
First Citizens BancShares Corporation Class A	1,826	621,771
First Commonwealth Financial Corporation	32,223	406,332
First Community Bancshares	10,249	263,809
First Connecticut Bancorp	13,993	346,327
First Financial Bancorp	22,002	526,948
First Financial Corporation	9,109	395,331
First Foundation Incorporated †	18,057	306,066
First Interstate Bancsys Class A	7,228	254,426
First Merchants Corporation	15,231	598,121
First Mid-Illinois Bancshares	100	3,468
First of Long Island Corporation	16,867	451,192
Flushing Financial Corporation	15,240	416,662
Franklin Financial Network †	7,217	235,996
German American Bancorp	14,343	466,721
Glacier Bancorp Incorporated	20,087	667,089
Great Southern Bancorp Incorporated	8,311	413,888
Great Western Bancorp Incorporated	20,520	737,078
Green Bancorp Incorporated †	13,485	270,374
Guaranty Bancorp	12,114	312,541
Hanmi Financial Corporation	16,953	452,645
Harborone Bancorp Incorporated †	234	4,022
Heartland Financial USA Incorporated	10,648	484,484
Heritage Commerce Corporation	26,669	357,365
Heritage Financial Corporation	16,361	427,840
Hilltop Holdings Incorporated	29,084	688,418
Hometrust Bancshares Incorporated †	16,384	380,109
Hope Bancorp Incorporated	45,599	735,968
Horizon Bancorp Indiana	14,716	385,118
Independent Bank Corporation (Massachusetts)	8,763	607,276
Independent Bank Corporation (Michigan)	20,888	426,115
Independent Bank Group Incorporated	6,566	365,398
Lakeland Bancorp Incorporated	24,934	461,279
Lakeland Financial Corporation	9,451	410,740
LCNB Corporation	248	4,576

The accompanying notes are an integral part of these financial statements.

118	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Banks (continued)
LegacyTexas Financial Group	15,775	$567,742
Live Oak Bancshares Incorporated	11,336	253,360
Mainsource Financial Group Class I	11,889	389,127
Mercantile Bank Corporation	10,628	322,985
Midland States Bancorp Incorporated	9,144	279,258
Midwestone Financial Group Class I	11,130	365,954
National Bank Holdings Corporation Class A	14,919	480,093
National Bankshares Incorporated	117	4,610
National Commerce Corporation †	9,315	370,271
NBT Bancorp Incorporated	18,424	604,860
Old National Bancorp	29,708	485,726
Old Second Bancorp Incorporated	33,038	378,285
Opus Bank †	11,055	247,632
Pacific Continental Corporation	13,593	322,834
Pacific Premier Bancorp Incorporated †	15,498	548,629
Park National Corporation	5,380	519,654
Park Sterling Corporation	31,815	361,737
Peapack-Gladstone Financial Corporation	10,634	324,018
People S Utah Bancorp	10,181	278,450
Peoples Bancorp Incorporated	13,233	411,017
Peoples Bancorp of North Carolina Incorporated	100	3,038
Peoples Financial Services	122	5,069
Pinnacle Financial Partners Incorporated	1	62
Preferred Bank/Los Angeles	6,321	340,070
Qcr Holdings Incorporated	8,077	352,965
Renasant Corporation	12,954	515,958
Republic Bancorp Incorporated Class A	8,215	292,290
Republic First Bancorp Incorporated †	32,216	272,225
S&T Bancorp Incorporated	16,951	609,219
Sandy Spring Bancorp Incorporated	9,979	384,890
Seacoast Banking Corporation †	15,076	344,788
ServisFirst Bancshares Incorporated	17,354	591,945
Sierra Bancorp	196	4,961
Simmons First National Corporation Class A	10,500	548,100
South State Corporation	8,687	714,506
Southern National Bancorp of Virginia	15,279	255,923
Southside Bancshares Incorporated	11,507	375,934
Southwest Bancorp Incorporated	14,431	364,383
State Bank Financial Corporation	17,357	466,383
Sterling BanCorp	39,752	892,432
Stock Yards Bancorp Incorporated	15,633	544,028
Stonegate Bank	7,745	373,386
TCF Financial Corporation	48,426	752,056
Tompkins Trust Company Incorporated	6,468	491,051
Towne Bank	23,079	708,525
TriCo Bancshares	10,002	355,871
TriState Capital Holdings Incorporated †	16,468	344,181
Triumph Bancorp Incorporated †	10,866	306,421
Trustmark Corporation	14,259	422,352
Union Bankshares Corporation	17,078	535,054

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	119

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Banks (continued)
United Community Bank	15,040	$392,694
Univest Corporation of Pennsylvania	14,999	437,221
Valley National Bancorp	70,996	794,445
Veritex Holdings Incorporated †	11,824	312,272
Washington Trust Bancorp	7,854	402,518
Washingtonfirst Bankshare	7,833	265,304
WesBanco Incorporated	16,891	641,520
West Bancorporation	7,722	169,498
Westamerica Bancorporation	10,383	535,244

		54,911,410

Capital Markets: 1.43%
Artisan Partners Asset Management Incorporated Class A	17,398	534,119
BGC Partners Incorporated	77,263	1,003,646
Cohen & Steers Incorporated	9,520	360,237
Diamond Hill Investment Group	1,986	389,911
Donnelley Financial Solutions †	12,234	261,930
Evercore Partners Incorporated Class A	12,818	967,118
Federated Investors Incorporated Class B	19,577	534,648
Greenhill & Company Incorporated	15,109	227,390
Houlihan Lokey Incorporated	7,696	277,441
Intl Fcstone Incorporated †	9,575	339,817
Ladenburg Thalmann Financial Services Incorporated	2,130	5,474
Moelis Company Class A	10,820	426,308
Morningstar Incorporated	8,105	670,284
OM Asset Management plc	20,214	285,624
PJT Partners Incorporated Class A	8,441	326,329
Virtu Financial Incorporated Class A	15,603	280,074
Virtus Investment Partners Incorporated	3,235	342,910
Waddell & Reed Financial Incorporated Class A	637	11,855
Westwood Holdings Group Incorporated	7,892	482,438

		7,727,553

Consumer Finance: 1.08%
Credit Acceptance Corporation †	4,427	1,205,472
Encore Capital Group Incorporated †	10,808	436,103
Enova International Incorporated †	17,971	213,855
Ezcorp Incorporated †	28,891	261,464
First Cash Financial Services Incorporated	19,844	1,164,843
Green Dot Corporation Class A †	18,067	870,468
Nelnet Incorporated Class A	7,346	348,421
PRA Group Incorporated †	18,171	525,142
Santander Consumer USA Holdings Incorporated †	38,878	555,178
World Acceptance Corporation †	3,567	266,883

		5,847,829

Diversified Financial Services: 0.00%
Marlin Business Services Incorporated	201	5,246

The accompanying notes are an integral part of these financial statements.

120	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Insurance: 2.70%
Ambac Financial Group Incorporated †	23,992	$436,414
American National Insurance Company	4,221	488,412
Amerisafe Incorporated	8,716	468,921
AmTrust Financial Services Incorporated	29,587	366,879
Argo Group International Holdings Limited	10,593	637,699
CNA Financial Corporation	5,567	273,117
eHealth Incorporated †	278	6,750
EMC Insurance Group Incorporated	9,815	273,642
Employers Holdings Incorporated	13,261	558,951
FBL Financial Group Incorporated	3,903	265,404
Fidelity & Guaranty Life	8,574	267,938
Greenlight Capital Limited †	13,218	294,101
HCI Group Incorporated	5,767	224,855
Heritage Insurance Holdings Incorporated	21,264	241,984
Horace Mann Educators Corporation	17,515	615,652
Infinity Property & Casualty Corporation	4,930	436,059
Investors Title Company	27	4,748
James River Group Holdings Limited	8,516	339,618
Kemper Corporation	16,723	801,032
Kinsale Capital Group Incorporated	10,075	381,339
Maiden Holdings Limited	33,943	246,087
Mercury General Corporation	12,187	700,387
National General Holdings Corporation	20,122	345,495
National Western Life Group Class A	1,069	357,484
OneBeacon Insurance Group Limited Class A	14,949	272,371
RLI Corporation	17,491	936,118
Safety Insurance Group Incorporated	6,959	496,873
Selective Insurance Group Incorporated	22,477	1,132,841
State Auto Financial Corporation	15,568	385,152
State National Companies Incorporated	17,455	362,540
Stewart Information Services Corporation	9,073	327,354
The Navigators Group Incorporated	11,609	647,782
Trupanion Incorporated †	12,165	266,170
United Fire Group Incorporated	9,899	416,352
Universal Insurance Holdings Company	14,655	314,350
WMIH Corporation †	4,482	5,603

		14,596,474

Mortgage REITs: 1.41%
AG Mortgage Investment Trust Incorporated	18,002	346,899
Anworth Mortgage Asset Corporation	58,251	353,001
Apollo Commercial Real Estate Finance Incorporated	29,726	537,743
Arbor Realty Trust Incorporated	35,532	291,362
Ares Commercial Real Estate	28,174	371,615
ARMOUR Residential REIT Incorporated	16,087	424,858
Blackstone Mortgage Trust Incorporated Class A	29,652	929,590
Capstead Mortgage Corporation	765	7,398
CYS Investments Incorporated	62,311	547,714
Dynex Capital Incorporated	40,433	289,096

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	121

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Mortgage REITs (continued)
Hannon Armstrong Sustainable	22,437	$520,538
Invesco Mortgage Capital Incorporated	40,693	690,967
Ladder Capital Corporation	27,494	377,218
Mortgage Investment Corporation	20,987	402,950
New York Mortgage Trust Incorporated	54,068	338,466
PennyMac Mortgage Investment Trust	21,842	377,648
Redwood Trust Incorporated	30,692	511,943
Western Asset Mortgage Capital REIT	30,495	320,502

		7,639,508

Thrifts & Mortgage Finance: 2.60%
Astoria Financial Corporation	36,876	722,401
Bank Mutual Corporation	37,896	346,748
Beneficial Bancorp Incorporated	38,393	573,975
Bofi Holding Incorporated †	21,295	564,530
Capitol Federal Financial Incorporated	42,840	587,765
Charter Financial Corporation	275	4,472
Clifton Bancorp Incorporated	200	3,150
Dime Community Bancshares	20,720	392,644
Essent Group Limited †	29,438	1,150,437
Federal Agricultural Mortgage Corporation Class C	4,259	290,123
First Defiance Financial Corporation	6,506	318,534
Flagstar Bancorp Incorporated †	8,764	287,634
Hingham Institution For Savings Corporation	29	5,336
Home Bancorp Incorporated	133	5,371
Homestreet Incorporated †	12,575	317,519
Kearny Financial Corporation	39,425	557,864
LendingTree Incorporated †	2,804	647,584
Meridian Bancorp Incorporated	31,807	559,803
Meta Financial Group Incorporated	4,592	322,818
Nationstar Mortgage Holdings †	15,234	262,329
NMI Holdings Incorporated Class A †	31,289	339,486
Northfield Bancorp Incorporated	33,891	545,984
Northwest Bancshares Incorporated	30,840	475,861
Oceanfirst Financial Corporation	15,339	382,861
Oritani Financial Corporation	19,628	315,029
Pennymac Financial Service Incorporated †	16,110	273,870
Provident Financial Services Incorporated	23,844	592,523
Trustco Bank Corporation	54,536	430,834
United Community Financial Corporation	31,349	284,962
United Financial Bancorp Incorporated	24,188	418,936
Walker & Dunlop Incorporated †	11,441	551,342
Washington Federal Incorporated	20,461	639,406
Waterstone Financial Incorporated	20,626	364,049
Western New England Bancorp	491	4,885
WSFS Financial Corporation	12,502	558,839

		14,099,904

The accompanying notes are an integral part of these financial statements.

122	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Health Care: 12.15%

Biotechnology: 3.02%
Achaogen Incorporated †	13,855	$259,643
Acorda Therapeutics Incorporated †	18,684	388,627
AMAG Pharmaceuticals Incorporated †	16,016	267,467
Arena Pharmaceuticals Incorporated †	14,524	336,666
Array BioPharma Incorporated †	71,642	693,495
Biocryst Pharmaceuticals Incorporated †	46,490	237,099
Biotime Incorporated †	1,621	4,750
Blueprint Medicines Corporation †	12,542	680,027
Coherus Biosciences Incorporated †	19,005	274,622
Cytokinetics Incorporated †	21,081	313,053
Cytomx Therapeutics Incorporated †	16,926	292,481
Eagle Pharmaceuticals Incorporated †	4,260	232,426
Emergent BioSolutions Incorporated †	13,105	489,210
Enanta Pharmaceuticals Incorporated †	9,241	396,069
Exact Sciences Corporation †	42,458	1,778,566
Fibrogen Incorporated †	25,350	1,221,870
Foundation Medicine Incorporated †	6,881	277,304
Genomic Health Incorporated †	8,451	267,897
Immunogen Incorporated †	44,782	374,378
Insys Therapeutics Incorporated †	20,539	187,726
Invitae Corporation †	555	5,450
Ironwood Pharmaceuticals Incorporated †	61,654	983,381
Ligand Pharmaceuticals Incorporated †	7,652	986,113
Merrimack Pharmaceuticals Incorporated	1,433	1,949
MiMedx Group Incorporated †	42,116	685,227
Momenta Pharmaceuticals Incorporated †	33,087	557,516
Myriad Genetics Incorporated †	27,714	845,000
Natera Incorporated †	12,623	155,894
PDL BioPharma Incorporated †	90,935	283,717
Progenics Pharmaceuticals Incorporated †	43,766	294,545
Repligen Corporation †	14,180	619,241
Retrophin Incorporated †	19,793	482,949
Rigel Pharmaceuticals Incorporated †	100,009	255,023
Spectrum Pharmaceuticals Incorporated †	38,471	375,477
Vanda Pharmaceuticals Incorporated †	24,923	428,676
Xencor Incorporated †	19,962	431,578

		16,365,112

Health Care Equipment & Supplies: 3.65%
Abaxis Incorporated	8,974	414,778
Accuray Incorporated †	79,905	331,606
Analogic Corporation	6,014	430,302
AngioDynamics Incorporated †	19,593	333,669
Anika Therapeutics Incorporated †	7,201	386,694
Antares Pharma Incorporated †	87,426	263,152
Atricure Incorporated †	16,057	360,159
Atrion Corporation	714	444,215
Axogen Incorporated †	16,380	288,288

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	123

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Health Care Equipment & Supplies (continued)
Cantel Medical Corporation	12,469	$1,013,106
Cardiovascular Systems Incorporated †	12,017	352,939
CONMED Corporation	10,104	501,158
CryoLife Incorporated †	16,778	348,982
Cutera Incorporated †	9,624	357,532
Exactech Incorporated †	166	5,071
Glaukos Corporation †	9,924	374,631
Globus Medical Incorporated †	25,174	761,010
Haemonetics Corporation †	19,411	835,061
Halyard Health Incorporated †	16,091	728,762
Heska Corporation †	3,198	325,301
ICU Medical Incorporated †	5,483	955,961
Inogen Incorporated †	6,194	593,385
Integer Holdings Corporation †	11,850	544,508
Integra LifeSciences Holdings Corporation †	20,374	1,038,870
Invacare Corporation	20,729	279,842
iRhythm Technologies Incorporated †	6,363	303,770
K2M Group Holdings Incorporated †	17,792	415,977
Lantheus Holdings Incorporated †	14,784	258,720
Lemaitre Vascular Incorporated	7,177	261,243
Meridian Diagnostics Incorporated	22,379	311,068
Merit Medical Systems Incorporated †	18,757	774,664
Natus Medical Incorporated †	13,063	438,917
Neogen Corporation †	14,900	1,026,610
NxStage Medical Incorporated †	25,480	713,440
OraSure Technologies Incorporated †	25,614	522,782
Oxford Immunotec Global plc †	18,176	287,544
Penumbra Incorporated †	10,945	941,270
Quidel Corporation †	10,953	382,698
STAAR Surgical Company †	524	6,262
Surmodics Incorporated †	12,475	324,350
Varex Imaging Corporation †	15,972	487,625

		19,725,922

Health Care Providers & Services: 2.32%
AAC Holdings Incorporated †	32,795	304,666
Aceto Corporation	17,521	185,898
Almost Family Incorporated †	6,449	314,066
Amedisys Incorporated †	10,315	538,856
AMN Healthcare Services Incorporated †	19,056	711,742
Biotelemetry Incorporated †	11,081	411,659
Chemed Corporation	5,678	1,120,212
CorVel Corporation †	6,137	318,510
Cross Country Healthcare Incorporated †	22,229	275,195
Diplomat Pharmacy Incorporated †	21,275	356,356
Ensign Group Incorporated	22,520	462,561
Landauer Incorporated	5,818	361,007
LHC Group Incorporated †	7,168	467,712
LifePoint Hospitals Incorporated †	14,421	835,697
Magellan Health Services Incorporated †	9,592	775,993

The accompanying notes are an integral part of these financial statements.

124	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Health Care Providers & Services (continued)
Molina Healthcare Incorporated †	16,969	$1,086,016
National Healthcare Corporation	5,020	312,947
Owens & Minor Incorporated	22,555	630,187
PharMerica Corporation †	13,992	411,365
Premier Incorporated Class A †	15,238	510,473
Providence Service Corporation †	7,103	368,148
R1 RCM Incorporated †	1,382	4,561
Radnet Incorporated †	654	6,704
Select Medical Holdings Corporation †	41,414	770,300
Surgery Partners Incorporated †	12,424	121,134
Tivity Health Incorporated †	13,592	532,806
U.S. Physical Therapy Incorporated	6,373	381,743

		12,576,514

Health Care Technology: 0.80%
Allscripts Healthcare Solutions Incorporated †	70,801	930,325
Computer Programs & Systems Incorporated	8,392	252,599
Cotiviti Holdings Incorporated †	12,145	433,941
HealthStream Incorporated †	13,271	311,736
HMS Holdings Corporation †	31,150	551,978
Inovalon Holdings Incorporated Class A †	26,517	359,305
Omnicell Incorporated †	15,130	776,169
Quality Systems Incorporated †	22,110	348,233
Vocera Communications Incorporated †	13,533	376,894

		4,341,180

Life Sciences Tools & Services: 1.04%
Albany Molecular Research Incorporated †	12,512	272,011
Cambrex Corporation †	12,938	674,070
Enzo Biochem Incorporated †	26,494	298,058
INC Research Holdings Incorporated Class A †	21,153	1,241,681
Luminex Corporation	21,095	407,766
Neogenomics Incorporated †	42,055	425,176
PRA Health Sciences Incorporated †	14,995	1,160,613
VWR Corporation †	34,147	1,127,534

		5,606,909

Pharmaceuticals: 1.32%
Akorn Incorporated †	35,938	1,182,360
Amphastar Pharmaceuticals Incorporated †	17,637	282,368
ANI Pharmaceuticals Incorporated †	5,788	277,824
Corcept Therapeutics Incorporated †	38,913	648,680
Depomed Incorporated †	31,520	191,642
Endo International plc †	83,268	731,926
Horizon Pharma plc †	63,378	867,011
Innoviva Incorporated †	29,941	420,372
Intersect ENT Incorporated †	11,878	367,030
Lannett Company Incorporated †	14,340	251,667
Phibro Animal Health Corporation Class A	7,910	280,805

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	125

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Pharmaceuticals (continued)
Sciclone Pharmaceuticals Incorporated †	24,756	$272,316
Sucampo Pharmaceuticals Class A †	25,469	299,261
Supernus Pharmaceuticals Incorporated †	18,993	869,879
Teligent Incorporated †	30,252	209,041

		7,152,182

Industrials: 14.36%

Aerospace & Defense: 1.53%
AAR Corporation	13,342	481,113
Aerojet Rocketdyne Holdings †	25,452	754,143
Astronics Corporation	10,625	279,331
Cubic Corporation	11,282	484,562
DigitalGlobe Incorporated †	24,759	851,710
Ducommun Incorporated †	8,511	234,053
Engility Holdings Incorporated †	9,659	300,105
Esterline Technologies Corporation †	10,654	909,852
HEICO Corporation	5,902	506,214
KLX Incorporated †	19,929	955,396
Mercury Computer Systems Incorporated †	15,545	750,046
Moog Incorporated Class A †	12,739	977,846
National Presto Industries Incorporated	3,238	322,505
Vectrus Incorporated †	8,281	236,671
Wesco Aircraft Holdings Incorporated †	30,111	252,932

		8,296,479

Air Freight & Logistics: 0.46%
Air Transport Services Group †	21,741	499,173
Atlas Air Worldwide Holdings Incorporated †	9,034	603,471
Echo Global Logistics Incorporated †	18,588	282,538
Forward Air Corporation	11,270	585,702
Hub Group Incorporated Class A †	13,879	533,648

		2,504,532

Airlines: 0.12%
Allegiant Travel Company	5,500	649,000

Building Products: 1.49%
Aaon Incorporated	17,128	558,373
Advanced Drainage Systems Incorporated	17,397	338,372
American Woodmark Corporation †	4,830	399,924
Apogee Enterprises Incorporated	9,608	419,870
Armstrong Flooring Incorporated †	14,937	222,860
Builders FirstSource Incorporated †	33,858	551,208
Continental Building Product †	15,000	365,250
CSW Industrials Incorporated †	10,489	438,965
Gibraltar Industries Incorporated †	13,785	403,211
Griffon Corporation	20,119	373,207
Insteel Industries Incorporated	9,161	229,666
JELD-WEN Holding Incorporated †	9,442	288,170

The accompanying notes are an integral part of these financial statements.

126	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Building Products (continued)
NCI Building Systems Incorporated †	17,773	$298,586
Patrick Industries Incorporated †	5,805	429,570
Ply Gem Holdings Incorporated †	15,298	237,884
Quanex Building Products Corporation	20,249	396,880
Simpson Manufacturing Company Incorporated	13,860	606,791
Trex Company Incorporated †	10,899	828,324
Universal Forest Products Incorporated	7,716	672,912

		8,060,023

Commercial Services & Supplies: 2.69%
ABM Industries Incorporated	19,449	864,119
ACCO Brands Corporation †	40,663	445,260
Brady Corporation Class A	18,111	604,002
Brink’s Company	18,171	1,425,515
Casella Waste Systems Incorporated Class A †	21,039	353,666
Covanta Holding Corporation	52,562	754,265
Ennis Incorporated	21,635	413,229
Essendant Incorporated	21,945	260,268
Herman Miller Incorporated	23,989	807,230
Hudson Technologies Incorporated †	30,679	273,043
InnerWorkings Incorporated †	31,129	325,921
Interface Incorporated	25,325	481,175
Kimball International Incorporated Class B	297	5,037
Knoll Incorporated	22,687	409,500
LSC Communications Incorporated	14,020	225,862
Matthews International Corporation Class A	13,240	797,710
Mcgrath RentCorp	12,180	491,707
MSA Safety Incorporated	11,909	867,690
Multi-Color Corporation	6,159	491,488
Quad Graphics Incorporated	12,519	238,612
SP Plus Corporation †	8,810	325,089
Steelcase Incorporated Class A	28,082	370,682
Tetra Tech Incorporated	18,113	771,614
UniFirst Corporation	5,455	783,338
US Ecology Incorporated	10,191	523,817
Viad Corporation	9,030	496,199
VSE Corporation	6,406	334,073
West Corporation	17,919	418,767

		14,558,878

Construction & Engineering: 0.47%
Argan Incorporated	6,474	410,128
Comfort Systems USA Incorporated	16,613	565,673
Great Lakes Dredge & Dock Company †	1,124	4,552
MYR Group Incorporated †	11,078	285,923
Nv5 Global Incorporated †	6,637	320,235
Primoris Services Corporation	18,281	523,019
Tutor Perini Corporation †	15,889	415,497

		2,525,027

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	127

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Electrical Equipment: 0.63%
Atkore International Incorporated †	14,895	$248,151
AZZ Incorporated	10,961	535,993
Babcock & Wilcox Enterprises Incorporated †	28,076	63,452
Encore Wire Corporation	10,488	449,935
Generac Holdings Incorporated †	22,387	903,987
General Cable Corporation	19,361	328,169
Powell Industries Incorporated	150	4,271
Sunrun Incorporated †	40,230	269,541
Thermon Group Holdings Incorporated †	23,169	382,752
Vicor Corporation †	12,831	249,563

		3,435,814

Electronic Equipment, Instruments & Components: 0.09%
ScanSource Incorporated †	12,230	480,028

Industrial Conglomerates: 0.08%
Raven Industries Incorporated	15,627	437,556

Machinery: 3.32%
Alamo Group Incorporated	4,702	431,456
Albany International Corporation Class A	9,290	497,944
Altra Holdings Incorporated	13,170	606,479
American Railcar Industries	137	4,932
Astec Industries Incorporated	9,937	493,670
Barnes Group Incorporated	17,776	1,111,356
Briggs & Stratton Corporation	17,723	371,120
Columbus McKinnon Corporation	10,921	360,721
Douglas Dynamics Incorporated	12,072	421,313
EnPro Industries Incorporated	8,781	618,797
ESCO Technologies Incorporated	10,843	590,401
Federal Signal Corporation	29,160	545,000
Franklin Electric Company Incorporated	16,819	648,372
Global Brass & Copper Holdings Incorporated	11,484	342,797
Hillenbrand Incorporated	20,322	726,511
Hurco Companies Incorporated	152	5,343
Hyster Yale Materials	3,828	272,477
John Bean Technologies Corporation	11,912	1,056,594
Kadant Incorporated	5,552	482,191
Lindsay Manufacturing Company	5,568	482,022
Lydall Incorporated †	8,350	392,450
Meritor Incorporated †	31,464	624,875
Milacron Holdings Corporation †	16,594	264,674
Miller Industries Incorporated	198	4,970
Mueller Industries Incorporated	21,288	635,021
NN Incorporated	12,154	309,927
Omega Flex Incorporated	81	4,697
Park Ohio Holdings Corporation	2,989	119,112
RBC Bearings Incorporated †	8,889	980,190
REV Group Incorporated	9,778	246,308
SPX Corporation †	18,741	451,658

The accompanying notes are an integral part of these financial statements.

128	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Machinery (continued)
Standex International Corporation	5,262	$502,258
Tennant Company	8,762	534,044
The Greenbrier Companies Incorporated	10,207	437,880
Titan International Incorporated	25,616	219,785
Wabash National Corporation	25,690	540,004
Watts Water Technologies Incorporated	10,510	648,467
Welbilt Incorporated †	51,303	1,020,930

		18,006,746

Marine: 0.09%
Matson Incorporated	18,294	471,985

Professional Services: 1.50%
Barrett Business Services Incorporated	4,784	246,759
CBIZ Incorporated †	32,677	495,057
CRA International Incorporated	100	3,753
Exponent Incorporated	9,746	663,703
FTI Consulting Incorporated †	16,583	562,330
GP Strategies Corporation †	13,147	376,004
Heidrick & Struggles International Incorporated	12,537	228,800
ICF International Incorporated †	9,364	449,940
Insperity Incorporated	6,902	554,231
Kelly Services Incorporated Class A	17,474	377,963
Kforce Incorporated	13,307	239,526
Mistras Group Incorporated †	13,836	261,639
Navigant Consulting Incorporated †	22,555	345,768
On Assignment Incorporated †	18,810	897,237
Resources Connection Incorporated	23,297	297,037
RPX Corporation †	24,479	319,696
The Advisory Board Company †	17,176	914,622
TriNet Group Incorporated †	14,606	521,872
TrueBlue Incorporated †	18,043	368,979

		8,124,916

Road & Rail: 0.81%
Arcbest Corporation	11,940	354,618
Heartland Express Incorporated	18,800	416,796
Knight Transportation Incorporated	22,641	884,131
Marten Transport Limited	21,769	373,338
Saia Incorporated †	11,037	624,142
Swift Transportation Company †	29,761	834,796
Werner Enterprises Incorporated	16,800	556,080
YRC Worldwide Incorporated †	23,919	320,275

		4,364,176

Trading Companies & Distributors: 1.08%
Applied Industrial Technologies Incorporated	13,704	781,128
BMC Stock Holdings Incorporated †	24,362	494,549
CAI International Incorporated †	8,577	265,801

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	129

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Trading Companies & Distributors (continued)
DXP Enterprises Incorporated †	8,376	$226,906
GATX Corporation	13,809	836,549
GMS Incorporated †	9,453	304,198
Kaman Corporation	10,176	499,031
Nexeo Solutions Incorporated †	556	3,987
Rush Enterprises Incorporated †	12,760	523,032
Siteone Landscape Supply Incorporated †	9,268	465,624
Titan Machinery Incorporated †	15,225	196,403
Univar Incorporated †	38,085	1,074,378
Veritiv Corporation †	6,203	173,684

		5,845,270

Information Technology: 13.56%

Communications Equipment: 1.53%
Acacia Communications Incorporated †	7,610	371,596
ADTRAN Incorporated	23,148	511,571
Applied Optoelectronics Incorporated †	7,814	461,964
Calamp Corporation †	16,429	304,594
Calix Networks Incorporated †	729	3,572
Comtech Telecommunications Corporation	14,152	276,955
Echostar Corporation †	13,491	813,507
Emcore Corporation †	466	4,241
Extreme Networks Incorporated †	43,528	497,525
Harmonic Incorporated †	52,326	170,060
Lumentum Holdings Incorporated †	23,619	1,342,740
NETGEAR Incorporated †	13,348	640,704
Oclaro Incorporated †	68,605	576,968
Plantronics Incorporated	11,312	482,231
ShoreTel Incorporated †	41,346	308,028
Ubiquiti Networks Incorporated †	10,344	616,399
Viavi Solutions Incorporated †	90,428	907,897

		8,290,552

Electronic Equipment, Instruments & Components: 2.24%
Anixter International Incorporated †	10,582	780,952
AVX Corporation	18,837	328,706
Badger Meter Incorporated	12,877	591,054
Benchmark Electronics Incorporated †	18,856	612,820
Control4 Corporation †	11,410	282,512
CTS Corporation	21,273	478,643
Daktronics Incorporated	28,317	272,693
Eplus Incorporated †	6,437	538,777
II-VI Incorporated †	22,856	819,388
Insight Enterprises Incorporated †	15,093	604,927
Itron Incorporated †	12,885	935,451
Kemet Corporation †	17,393	415,867
Kimball Electronics Incorporated †	12,698	241,897
Mesa Laboratories Incorporated	1,920	262,214
Methode Electronics Incorporated	15,142	619,308

The accompanying notes are an integral part of these financial statements.

130	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Electronic Equipment, Instruments & Components (continued)
MTS Systems Corporation	7,790	$377,036
OSI Systems Incorporated †	7,283	604,926
Park Electrochemical Corporation	18,085	328,424
PC Connection Incorporated	189	4,821
Plexus Corporation †	11,941	621,887
Sanmina Corporation †	29,595	1,108,333
TTM Technologies Incorporated †	36,990	526,738
Vishay Intertechnology Incorporated	42,324	749,135
Vishay Precision Group †	279	6,096

		12,112,605

Internet Software & Services: 2.57%
2U Incorporated †	17,803	891,930
Actua Corporation †	23,794	304,563
Alarm.com Holdings Incorporated †	9,218	414,073
Angie’s List Incorporated †	21,150	257,184
Appfolio Incorporated Class A †	166	7,121
Bankrate Incorporated †	19,367	268,233
Bazaarvoice Incorporated †	65,029	308,888
Blucora Incorporated †	17,684	403,195
Box Incorporated Class A †	25,890	507,962
Carbonite Incorporated †	13,034	260,680
ChannelAdvisor Corporation †	435	5,046
Commercehub Incorporated Series C †	13,470	285,968
Endurance International Group Holdings †	35,286	271,702
Five9 Incorporated †	22,685	487,728
GoDaddy Incorporated Class A †	8,305	372,230
GTT Communications Incorporated †	14,338	455,232
Instructure Incorporated †	9,957	294,727
LivePerson Incorporated †	25,393	340,266
Match Group Incorporated †	16,909	367,771
Mindbody Incorporated Class A †	11,605	274,458
Mulesoft Incorporated Class A †	10,934	238,361
NIC Incorporated	29,671	485,121
Nutanix Incorporated Class A †	14,842	326,524
Q2 Holdings Incorporated †	14,372	583,503
Quotient Technology Incorporated †	29,144	437,160
Shutterstock Incorporated †	7,762	260,648
SPS Commerce Incorporated †	7,913	482,060
Stamps.com Incorporated †	6,359	1,216,159
The Meet Group Incorporated †	51,862	203,299
The Trade Desk Incorporated †	7,042	373,015
TrueCar Incorporated †	23,328	395,410
Twilio Incorporated Class A †	19,434	569,028
Web.com Group Incorporated †	20,181	510,579
WebMD Health Corporation †	14,008	930,692
Xo Group Incorporated †	7,613	141,754

		13,932,270

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	131

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

IT Services: 1.78%
Black Knight Financial Services Incorporated Class A †	9,637	$410,536
Blackhawk Network Incorporated †	21,072	944,026
Cardtronics Incorporated Class A †	19,473	505,909
Cass Information Systems Incorporated	7,064	432,458
Convergys Corporation	38,787	911,495
CSG Systems International Incorporated	12,886	498,817
Edgewater Technology Incorporated †	744	4,762
Everi Holdings Incorporated †	38,344	295,632
Exlservice Holdings Incorporated †	13,062	735,129
Forrester Research Incorporated	3,046	124,125
Hackett Group Incorporated	17,482	238,804
Luxoft Holding Incorporated †	8,835	447,493
ManTech International Corporation Class A	11,053	444,552
Moneygram International Incorporated †	15,725	247,826
Perficient Incorporated †	19,788	362,120
Science Applications International Corporation	12,801	945,738
Sykes Enterprises Incorporated †	16,761	446,848
TeleTech Holdings Incorporated	8,132	322,840
Travelport Worldwide Limited	44,565	674,714
Unisys Corporation †	26,793	207,646
Virtusa Corporation †	11,601	421,348

		9,622,818

Semiconductors & Semiconductor Equipment: 2.00%
Advanced Energy Industries Incorporated †	14,868	1,093,393
Alpha & Omega Semiconductor †	269	4,272
Amkor Technology Incorporated †	36,348	319,135
Axcelis Technologies Incorporated †	15,720	328,548
Brooks Automation Incorporated	26,729	696,825
Cabot Microelectronics Corporation	7,907	566,299
Ceva Incorporated †	10,241	415,273
Cohu Incorporated	10,831	203,190
Diodes Incorporated †	16,535	465,295
Impinj Incorporated †	7,094	271,275
IXYS Corporation †	14,980	344,540
MaxLinear Incorporated Class A †	22,092	477,187
Nanometrics Incorporated †	13,967	360,209
Neophotonics Corporation †	579	3,387
NVE Corporation	5,220	395,885
PDF Solutions Incorporated †	16,562	251,577
Photronics Incorporated †	34,862	275,410
Power Integrations Incorporated	11,176	814,172
Rudolph Technologies Incorporated †	17,166	381,085
Semtech Corporation †	24,768	931,277
Silicon Laboratories Incorporated †	15,032	1,140,929
Ultra Clean Holdings Incorporated †	11,932	275,271
Xcerra Corporation †	28,099	275,932
Xperi Corporation	19,138	521,511

		10,811,877

The accompanying notes are an integral part of these financial statements.

132	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Software: 2.96%
8x8 Incorporated †	41,338	$584,933
A10 Networks Incorporated †	33,416	218,875
ACI Worldwide Incorporated †	45,186	1,028,433
American Software Incorporated Class A	454	4,999
Barracuda Networks Incorporated †	16,478	398,932
Bottomline Technologies Incorporated †	18,510	561,038
CommVault Systems Incorporated †	15,841	967,093
Ebix Incorporated	9,143	527,551
Everbridge Incorporated †	11,636	269,606
Gigamon Incorporated †	13,416	576,217
Globant SA †	10,584	411,612
MicroStrategy Incorporated Class A †	3,645	470,205
Model N Incorporated †	396	5,366
Monotype Imaging Holdings Incorporated	15,851	289,281
Paycom Software Incorporated †	17,924	1,337,310
Pegasystems Incorporated	14,266	821,008
Progress Software Corporation	16,756	562,666
PROS Holdings Incorporated †	13,796	363,387
Qad Incorporated Class A	161	5,426
Qualys Incorporated †	13,839	657,353
RealPage Incorporated †	22,383	964,707
RingCentral Incorporated Class A †	22,872	968,629
Silver Spring Networks Incorporated †	15,811	200,167
Synchronoss Technologies Incorporated †	20,988	352,389
Tivo Corporation	41,729	763,641
Vasco Data Security International Incorporated †	20,965	263,111
Verint Systems Incorporated †	24,062	955,261
Workiva Incorporated †	16,568	334,674
Zix Corporation †	823	4,370
Zynga Incorporated Class A †	311,230	1,167,113

		16,035,353

Technology Hardware, Storage & Peripherals: 0.48%
Diebold Incorporated	25,869	529,021
Electronics For Imaging Incorporated †	15,639	556,123
Pure Storage Incorporated Class A †	34,099	507,734
Quantum Corporation †	99,458	548,014
Super Micro Computer Incorporated †	16,862	448,951

		2,589,843

Materials: 4.04%

Chemicals: 1.87%
Advansix Incorporated †	12,501	399,157
American Vanguard Corporation	15,674	317,399
Calgon Carbon Corporation	26,950	328,790
Chase Corporation	4,411	412,429
Futurefuel Corporation	18,419	248,288
GCP Applied Technologies Incorporated †	27,594	779,530
Hawkins Incorporated	6,868	244,844

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	133

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Chemicals (continued)
HB Fuller Company	14,127	$709,034
Ingevity Corporation †	16,876	1,062,682
Innophos Holdings Incorporated	9,269	423,223
Innospec Incorporated	9,315	516,983
KMG Chemicals Incorporated	5,602	269,008
Kooper Holdings Incorporated †	9,518	373,106
Kraton Performance Polymers Incorporated †	11,039	362,410
Kronos Worldwide Incorporated	14,630	306,206
Omnova Solutions Incorporated †	27,965	243,296
Quaker Chemical Corporation	5,051	703,200
Rayonier Advanced Materials	19,808	271,766
Stepan Company	6,930	536,105
Trecora Resources †	448	5,443
Tredegar Corporation	21,093	343,816
Trinseo SA	15,425	1,031,933
Valvoline Incorporated	11,760	250,370

		10,139,018

Construction Materials: 0.09%
US Concrete Incorporated †	5,754	460,608

Containers & Packaging: 0.31%
Greif Incorporated Class A	8,574	518,298
Myers Industries Incorporated	19,721	370,755
Silgan Holdings Incorporated	26,489	797,054

		1,686,107

Metals & Mining: 1.19%
Cleveland Cliffs Incorporated †	122,739	1,026,098
Commercial Metals Company	42,165	796,497
Compass Minerals International Incorporated	13,057	872,208
Haynes International Incorporated	10,699	326,854
Hecla Mining Company	163,951	865,661
Kaiser Aluminum Corporation	6,877	662,393
Materion Corporation	10,214	390,175
Schnitzer Steel Industry	13,395	360,326
Suncoke Energy Incorporated †	32,095	299,125
Worthington Industries Incorporated	17,042	851,418

		6,450,755

Paper & Forest Products: 0.58%
Boise Cascade Company †	15,216	456,480
Clearwater Paper Corporation †	8,050	374,325
Domtar Corporation	22,309	902,176
Neenah Paper Incorporated	6,457	498,803
PH Glatfelter Company	22,886	396,386
Schweitzer-Mauduit International Incorporated	12,936	490,662

		3,118,832

The accompanying notes are an integral part of these financial statements.

134	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Real Estate: 7.79%

Equity REITs: 7.12%
Agree Realty Corporation	9,556	$478,947
Alexander S Incorporated REIT	482	201,809
American Assets Trust Incorporated	17,603	715,034
Armada Hoffler Properties Incorporated	26,182	350,053
Ashford Hospitality Prime Incorporated	511	4,916
Ashford Hospitality Trust Incorporated	55,533	344,860
Bluerock Residential Growth REIT Incorporated	390	3,951
Brandywine Realty Trust	56,538	971,323
CareTrust REIT Incorporated	25,299	488,018
Catchmark Timber Trust Incorporated Class A	40,293	464,578
CBL & Associates Properties Incorporated	82,223	657,784
Cedar Shopping Centers Incorporated	109,015	549,436
Chatham Lodging Trust	17,943	363,884
Chesapeake Lodging Trust	20,980	536,878
Community Healthcare Trust Incorporated	5,142	136,572
CorEnergy Infrastructure Trust Incorporated	8,102	264,368
DiamondRock Hospitality	72,481	796,566
Easterly Government Properties Incorporated	21,686	435,021
EastGroup Properties Incorporated	8,854	786,766
Felcor Lodging Trust Incorporated	57,660	420,918
First Potomac Realty Trust	37,712	419,735
Four Corners Property Trust Incorporated	25,913	658,449
Franklin Street Properties Corporation	52,708	525,499
Getty Realty Corporation	14,596	402,266
Gladstone Commercial Corporation	16,247	347,686
Global Net Lease Incorporated	22,886	495,711
Government Properties Income	27,468	509,531
Hersha Hospitality Trust	17,724	328,603
Independence Realty Trust Incorporated	539	5,546
InfraReit Incorporated	17,007	382,487
Investors Real Estate Trust	62,705	393,787
iStar Financial Incorporated †	26,613	308,977
Kite Realty Group Trust	57,119	1,149,234
Lexington Corporate Properties Trust	63,091	622,077
LTC Properties Incorporated	14,047	683,106
Mack-Cali Realty Corporation	32,280	738,889
Medequities Realty Trust Incorporated	15,228	174,665
MGM Growth Properties LLC Class A	21,256	650,434
Monmouth Real Estate Investment Corporation	27,752	450,970
Monogram Residential Trust Incorporated	62,778	753,336
National Storage Affiliates	20,997	468,653
New Senior Investment Group Incorporated	49,082	453,027
New York REIT Incorporated	61,524	506,958
Nexpoint Residential	11,154	259,888
One Liberty Properties Incorporated	10,467	251,313
Parkway Incorporated	17,777	408,160
Pebblebrook Hotel Trust	28,397	953,855
Pennsylvania Real Estate Investment Trust	50,816	509,684

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	135

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Equity REITs (continued)
Potlatch Corporation	13,626	$651,323
Preferred Apartment Communities Incorporated Series A	23,230	422,554
PS Business Parks Incorporated	5,379	726,757
QTS Realty Trust Incorporated Class A	16,541	896,191
Quality Care Properties Incorporated †	36,693	503,428
Ramco-Gershenson Properties Trust	52,855	695,043
Retail Opportunity Investment Corporation	45,971	912,065
Rexford Industrial Realty Incorporated	22,761	683,968
Ryman Hospitality Properties Incorporated	15,228	904,848
Sabra Health Care REIT Incorporated	61,738	1,348,985
Saul Centers Incorporated	8,443	511,646
Select Income REIT	16,559	384,334
Seritage Growth Property Class A	10,925	525,056
STAG Industrial Incorporated	25,807	722,338
Summit Hotel Properties Incorporated	31,862	472,832
Terreno Realty Corporation	16,374	593,558
Tier Incorporated	26,950	496,150
UMH Properties Incorporated	21,133	334,324
Universal Health Realty Income Trust	5,576	422,159
Urban Edge Properties	37,324	938,699
Urstadt Biddle Properties Incorporated	24,012	496,568
Washington Prime Group Incorporated	77,998	651,283
Washington Real Estate Investment Trust	19,482	640,179
Whitestone REIT	424	5,317
Xenia Hotels & Resorts Incorporated	41,485	828,041

		38,551,854

Real Estate Management & Development: 0.67%
Alexander & Baldwin Incorporated	18,230	791,182
Forestar Real Estate Group Incorporated †	316	5,435
FRP Holdings Incorporated †	3,408	149,611
HFF Incorporated Class A	14,462	551,436
Kennedy Wilson Holdings Incorporated	36,863	711,456
Marcus & Millichap Incorporated †	10,184	268,145
Re/max Holdings Incorporated Class A	7,861	481,486
The RMR Group Incorporated Class A	4,788	247,300
The St. Joe Company †	23,416	441,392

		3,647,443

Telecommunication Services: 1.20%

Diversified Telecommunication Services: 0.90%
ATN International Incorporated	5,748	348,156
Cincinnati Bell Incorporated †	21,084	443,818
Cogent Communications Group Incorporated	16,475	767,735
Consolidated Communications Holdings Incorporated	30,915	570,382
Frontier Communications Corporation	34,952	470,804
General Communication Incorporated Class A †	9,186	396,192
Iradium Communications Incorporated †	34,535	383,339
Lumos Networks Corporation †	15,243	274,069

The accompanying notes are an integral part of these financial statements.

136	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name	Shares	Value

Diversified Telecommunication Services (continued)
ORBCOMM Incorporated †	29,918	$330,893
Vonage Holdings Corporation †	80,867	671,196
Windstream Holdings Incorporated	114,275	236,549

		4,893,133

Wireless Telecommunication Services: 0.30%
Boingo Wireless Incorporated †	18,422	379,309
Shenandoah Telecommunications Company	18,501	666,961
Spok Holdings Incorporated	17,502	293,159
United States Cellular Corporation †	7,181	277,761

		1,617,190

Utilities: 2.42%

Electric Utilities: 0.84%
Avangrid Incorporated	21,574	1,053,243
El Paso Electric Company	14,133	785,088
MGE Energy Incorporated	14,970	952,092
Otter Tail Corporation	16,254	679,417
PNM Resources Incorporated	25,457	1,079,377

		4,549,217

Gas Utilities: 0.49%
Chesapeake Utilities Corporation	8,233	654,112
Northwest Natural Gas Company	11,326	750,914
South Jersey Industries Incorporated	34,279	1,229,931

		2,634,957

Independent Power & Renewable Electricity Producers: 0.33%
8point3 Energy Partners LP	18,220	262,732
NRG Yield Incorporated Class C	24,081	445,499
Ormat Technologies Incorporated	13,667	785,032
TerraForm Global Incorporated Class A †	54,192	273,670

		1,766,933

Multi-Utilities: 0.22%
Avista Corporation	19,908	1,023,271
Unitil Corporation	3,405	169,773

		1,193,044

Water Utilities: 0.54%
American States Water Company	11,168	550,582
Artesian Resources Corporation Class A	126	4,673
California Water Service Group	20,968	785,252
Connecticut Water Service Incorporated	9,821	532,691
Middlesex Water Company	9,233	350,669
SJW Corporation	8,608	477,744

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	137

FACTOR ENHANCED SMALL CAP PORTFOLIO

Security name		Shares	Value

Water Utilities (continued)
York Water Company		7,306	$240,367

			2,941,978

Total Common Stocks (Cost $512,755,140)			511,717,289

	Yield
Short-Term Investments: 5.02%

Investment Companies: 5.02%
Wells Fargo Government Money Market Select Class (l)(u)	0.92%	27,168,625	27,168,625

Total Short-Term Investments (Cost $27,168,625)			27,168,625

Total investments in securities (Cost $539,923,765)	99.54%	538,885,914
Other assets and liabilities, net	0.46	2,497,366

Total net assets	100.00%	$541,383,280

†	Non-income-earning security

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Russell 2000 Index	200	9-15-2017	$13,823,887	$14,044,000	$220,113	$0

Investments In Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period
Investment companies - 5.02%
Wells Fargo Government Money Market Fund Select Class	0	485,171,157	458,002,532	27,168,625	$0	$0	$41,649	$27,168,625

The accompanying notes are an integral part of these financial statements.

138	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

HIGH YIELD CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Corporate Bonds and Notes: 74.01%

Consumer Discretionary: 19.11%

Auto Components: 1.70%
American Axle & Manufacturing Incorporated 144A	6.50%	4-1-2027	$300,000	$295,500
Dana Incorporated	6.00	9-15-2023	300,000	314,250
Goodyear Tire & Rubber Company	5.13	11-15-2023	300,000	313,872
ZF North America Capital Incorporated 144A	4.75	4-29-2025	700,000	734,125

				1,657,747

Automobiles: 0.20%
Tesla Incorporated 144A	5.30	8-15-2025	200,000	197,250

Distributors: 0.21%
American Tire Distributors Holdings Incorporated 144A	10.25	3-1-2022	200,000	206,500

Diversified Consumer Services: 1.08%
APX Group Incorporated	7.88	12-1-2022	200,000	217,000
Hertz Corporation	6.75	4-15-2019	300,000	298,875
Laureate Education Incorporated 144A	8.25	5-1-2025	200,000	217,500
Service Corporation International	5.38	5-15-2024	300,000	319,125

				1,052,500

Hotels, Restaurants & Leisure: 3.05%
Boyd Gaming Corporation	6.88	5-15-2023	200,000	215,000
Diamond Resorts International Incorporated 144A	7.75	9-1-2023	300,000	321,000
Hilton Worldwide Finance LLC	4.88	4-1-2027	300,000	317,250
International Game Technology plc 144A	5.63	2-15-2020	300,000	317,250
KFC Holding Company 144A	4.75	6-1-2027	300,000	307,875
KFC Holding Company 144A	5.00	6-1-2024	300,000	313,590
MGM Resorts International	8.63	2-1-2019	700,000	763,875
Wynn Las Vegas LLC 144A	5.50	3-1-2025	400,000	417,000

				2,972,840

Household Durables: 1.32%
Lennar Corporation	4.50	6-15-2019	300,000	308,250
Lennar Corporation	4.50	11-15-2019	200,000	206,250
Pulte Group Incorporated	4.25	3-1-2021	200,000	207,780
Standard Pacific Corporation	8.38	1-15-2021	200,000	233,000
Toll Brothers Finance Corporation	5.88	2-15-2022	300,000	331,986

				1,287,266

Internet & Direct Marketing Retail: 0.33%
Netflix Incorporated	5.38	2-1-2021	300,000	321,375

Leisure Products: 0.69%
Scientific Games Company	10.00	12-1-2022	600,000	667,500

Media: 7.31%
Altice US Finance Corporation 144A	5.38	7-15-2023	200,000	209,500
AMC Entertainment Holdings Incorporated	5.88	11-15-2026	300,000	281,625

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	139

HIGH YIELD CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Media (continued)
AMC Networks Incorporated	4.75%	8-1-2025	$300,000	$300,750
AMC Networks Incorporated	5.00	4-1-2024	200,000	206,250
CCO Holdings LLC 144A	5.13	5-1-2027	300,000	309,000
CCO Holdings LLC 144A	5.88	5-1-2027	500,000	532,500
Cequel Communications Holdings LLC 144A	7.75	7-15-2025	300,000	331,125
Clear Channel Worldwide Holdings Incorporated	6.50	11-15-2022	400,000	411,000
Clear Channel Worldwide Holdings Incorporated	7.63	3-15-2020	300,000	298,875
CSC Holdings LLC 144A	5.50	4-15-2027	200,000	209,000
CSC Holdings LLC 144A	10.13	1-15-2023	200,000	231,690
DISH DBS Corporation	5.88	7-15-2022	300,000	323,438
DISH DBS Corporation	5.88	11-15-2024	600,000	647,250
Gray Television Incorporated 144A	5.88	7-15-2026	300,000	309,000
iHeart Communications Incorporated	11.25	3-1-2021	200,000	148,500
Lamar Media Corporation	5.00	5-1-2023	200,000	207,000
Nielsen Finance LLC 144A	5.00	4-15-2022	200,000	207,000
Sinclair Television Group Company 144A	5.13	2-15-2027	200,000	194,000
Sirius XM Radio Incorporated 144A	5.38	7-15-2026	200,000	210,000
Sirius XM Radio Incorporated 144A	6.00	7-15-2024	400,000	432,112
TEGNA Incorporated	6.38	10-15-2023	300,000	318,375
Univision Communications Incorporated 144A	5.13	5-15-2023	400,000	407,000
Viacom Incorporated (3 Month LIBOR +3.90%) ±	6.25	2-28-2057	400,000	401,000

				7,125,990

Multiline Retail: 1.05%
Claire’s Stores Incorporated 144A	9.00	3-15-2019	400,000	208,000
Dollar Tree Incorporated	5.75	3-1-2023	400,000	422,000
JC Penney Corporation Incorporated	5.65	6-1-2020	400,000	395,820

				1,025,820

Specialty Retail: 1.95%
Group 1 Automotive Incorporated	5.00	6-1-2022	100,000	102,250
Guitar Center Incorporated 144A	9.63	4-15-2020	400,000	223,000
L Brands Incorporated	6.88	11-1-2035	400,000	383,000
L Brands Incorporated	7.00	5-1-2020	300,000	329,250
New Albertsons Incorporated	7.45	8-1-2029	400,000	349,120
Penske Auto Group Incorporated	5.75	10-1-2022	300,000	309,000
Sally Holdings LLC / Sally Capital Incorporated	5.63	12-1-2025	200,000	204,252

				1,899,872

Textiles, Apparel & Luxury Goods: 0.22%
HanesBrands Incorporated 144A	4.63	5-15-2024	200,000	208,000

Consumer Staples: 2.74%

Food & Staples Retailing: 0.68%
Albertsons Companies LLC	5.75	3-15-2025	300,000	270,375
Rite Aid Corporation 144A	6.13	4-1-2023	400,000	393,000

				663,375

The accompanying notes are an integral part of these financial statements.

140	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

HIGH YIELD CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Food Products: 1.36%
B&G Foods Incorporated	5.25%	4-1-2025	$300,000	$309,750
JBS USA Finance Incorporated 144A	7.25	6-1-2021	400,000	409,840
Lamb Weston Holdings Incorporated 144A	4.88	11-1-2026	200,000	207,530
Post Holdings Incorporated 144A	5.00	8-15-2026	400,000	400,000

				1,327,120

Household Products: 0.22%
Spectrum Brands Incorporated	5.75	7-15-2025	200,000	212,750

Personal Products: 0.48%
Avon Products Incorporated	6.60	3-15-2020	300,000	303,840
Revlon Consumer Products Corporation	6.25	8-1-2024	200,000	161,486

				465,326

Energy: 12.68%

Energy Equipment & Services: 1.19%
Diamond Offshore Drilling Incorporated	5.70	10-15-2039	300,000	229,500
EP Energy LLC & Everest Acquisition Finance Incorporated	6.38	6-15-2023	500,000	285,000
Hornbeck Offshore Services Incorporated	5.00	3-1-2021	200,000	92,000
Pacific Drilling SA 144A	5.38	6-1-2020	400,000	148,000
SESI LLC	7.13	12-15-2021	200,000	202,000
Targa Resources Partners Company	5.25	5-1-2023	200,000	204,500

				1,161,000

Oil, Gas & Consumable Fuels: 11.49%
Andeavor Logistics LP	5.25	1-15-2025	200,000	212,000
Andeavor Logistics LP	6.25	10-15-2022	200,000	212,000
Antero Resources Corporation	5.63	6-1-2023	200,000	203,500
Ascent Resources Utica Holdings LLC 144A	10.00	4-1-2022	200,000	203,500
California Resources Corporation 144A	8.00	12-15-2022	500,000	276,250
Calumet Specialty Prod Company Guar	6.50	4-15-2021	200,000	192,000
Carrizo Oil & Gas Incorporated	6.25	4-15-2023	200,000	194,000
Cheniere Corpus Christi Holdings LLC	5.88	3-31-2025	400,000	430,000
Chesapeake Energy Corporation	5.75	3-15-2023	300,000	265,125
Chesapeake Energy Corporation	6.63	8-15-2020	300,000	300,000
Concho Resources Incorporated	4.38	1-15-2025	200,000	208,000
CONSOL Energy Incorporated	8.00	4-1-2023	200,000	211,000
Continental Resources Incorporated	5.00	9-15-2022	400,000	402,000
Crestwood Midstream Partners LP	6.25	4-1-2023	200,000	206,500
DCP Midstream Operating LLC (3 Month LIBOR +3.85%) 144A±	5.85	5-21-2043	600,000	556,500
Denbury Resources Incorporated 144A	9.00	5-15-2021	400,000	358,000
Energy Transfer Equity LP	5.88	1-15-2024	200,000	215,500
Genesis Energy LP	6.75	8-1-2022	400,000	405,000
Gulfport Energy Corporation 144A	6.00	10-15-2024	300,000	294,000
Laredo Petroleum Incorporated	5.63	1-15-2022	400,000	398,500
Murray Energy Corporation 144A	11.25	4-15-2021	500,000	288,125
Newfield Exploration Company	5.75	1-30-2022	200,000	211,000
NGL Energy Partners LP	6.13	3-1-2025	200,000	178,000
Oasis Petroleum Incorporated	6.88	3-15-2022	200,000	195,000
Parsley Energy LLC 144A	5.38	1-15-2025	300,000	301,500

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	141

HIGH YIELD CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
PBF Holding Company LLC	7.00%	11-15-2023	$200,000	$200,500
QEP Resources Incorporated	5.25	5-1-2023	400,000	380,000
Range Resources Corporation	4.88	5-15-2025	500,000	478,750
Rice Energy Incorporated	6.25	5-1-2022	200,000	208,000
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	300,000	327,750
Rowan Companies Incorporated	4.88	6-1-2022	300,000	272,250
Sanchez Energy Corporation	7.75	6-15-2021	300,000	259,500
SM Energy Corporation	5.63	6-1-2025	300,000	271,500
Southwestern Energy Company	4.10	3-15-2022	200,000	184,500
Sunoco LP / Sunoco Finance Corporation	6.38	4-1-2023	200,000	210,750
Ultra Resources Incorporated 144A	6.88	4-15-2022	300,000	295,125
Whiting Petroleum Corporation	5.00	3-15-2019	300,000	297,000
Whiting Petroleum Corporation	5.75	3-15-2021	200,000	188,000
Williams Companies Incorporated	3.70	1-15-2023	500,000	496,250
WPX Energy Incorporated	6.00	1-15-2022	200,000	206,250

				11,193,125

Financials: 6.62%

Capital Markets: 0.91%
Blue Cube Spinco Incorporated	10.00	10-15-2025	300,000	369,750
Jefferies Finance LLC 144A	7.50	4-15-2021	300,000	309,000
MSCI Incorporated 144A	5.25	11-15-2024	200,000	213,000

				891,750

Consumer Finance: 2.36%
Ally Financial Incorporated	3.50	1-27-2019	400,000	405,000
Ally Financial Incorporated	8.00	3-15-2020	300,000	339,750
NAVIENT Corporation	4.88	6-17-2019	600,000	620,250
Navient Corporation	5.00	10-26-2020	600,000	615,750
Springleaf Finance Corporation	6.00	6-1-2020	300,000	316,500

				2,297,250

Diversified Financial Services: 1.92%
Argos Merger Incorporated 144A	7.13	3-15-2023	600,000	489,000
CNH Industrial Capital LLC	3.38	7-15-2019	400,000	405,500
GLP Capital LP/GLP Financing II Incorporated	5.38	4-15-2026	200,000	217,000
Prime Services Company 144A	9.25	5-15-2023	300,000	331,500
Transocean Incorporated 144A	9.00	7-15-2023	400,000	426,000

				1,869,000

Insurance: 0.68%
Alliant Holdings International LLC 144A	8.25	8-1-2023	200,000	210,000
Genworth Holdings Incorporated	6.50	6-15-2034	300,000	249,000
Hub International Limited 144A	7.88	10-1-2021	200,000	207,940

				666,940

The accompanying notes are an integral part of these financial statements.

142	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

HIGH YIELD CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Real Estate Management & Development: 0.32%
Realogy Group LLC 144A	4.50%	4-15-2019	$300,000	$309,000

Thrifts & Mortgage Finance: 0.43%
Quicken Loans Incorporated 144A	5.75	5-1-2025	400,000	419,000

Health Care: 6.76%

Health Care Equipment & Supplies: 0.60%
Crimson Incorporated 144A	6.63	5-15-2022	300,000	294,000
DJO Finco Incorporated 144A	8.13	6-15-2021	200,000	190,060
Hologic Incorporated 144A	5.25	7-15-2022	100,000	105,280

				589,340

Health Care Providers & Services: 5.52%
Centene Corporation	6.13	2-15-2024	400,000	430,500
Community Health Systems Incorporated	6.25	3-31-2023	800,000	806,000
DaVita HealthCare Partners Incorporated	5.00	5-1-2025	300,000	304,140
DaVita HealthCare Partners Incorporated	5.13	7-15-2024	300,000	306,188
Envision Healthcare Corporation	5.63	7-15-2022	400,000	416,000
HCA Incorporated	3.75	3-15-2019	300,000	305,250
HCA Incorporated	7.50	2-15-2022	500,000	576,250
HealthSouth Corporation	5.75	11-1-2024	400,000	412,000
Jaguar Holding Company II / Pharmaceutical Product Development LLC 144A	6.38	8-1-2023	200,000	210,500
Kindred Healthcare Incorporated	6.38	4-15-2022	300,000	273,000
Lifepoint Health Incorporated	5.38	5-1-2024	200,000	207,000
MPH Acquisition Holdings LLC 144A	7.13	6-1-2024	300,000	321,750
MPT Operating Partnership LP	6.38	3-1-2024	100,000	108,625
Tenet Healthcare Corporation 144A	4.63	7-15-2024	700,000	699,860

				5,377,063

Health Care Technology: 0.21%
Quintiles IMS Holdings Incorporated 144A	4.88	5-15-2023	200,000	208,000

Pharmaceuticals: 0.43%
Endo Finance LLC 144A	5.38	1-15-2023	500,000	418,750

Industrials: 6.38%

Aerospace & Defense: 1.86%
Alcoa Incorporated	6.75	1-15-2028	700,000	798,000
KLX Incorporated 144A	5.88	12-1-2022	200,000	209,750
TransDigm Group Incorporated	5.50	10-15-2020	300,000	304,590
TransDigm Incorporated	6.00	7-15-2022	300,000	310,500
Triumph Group Incorporated	5.25	6-1-2022	200,000	192,120

				1,814,960

Air Freight & Logistics: 0.21%
XPO Logistics Incorporated 144A	6.13	9-1-2023	200,000	208,750

Building Products: 0.22%
Standard Industries Incorporated 144A	5.50	2-15-2023	200,000	210,750

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	143

HIGH YIELD CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Commercial Services & Supplies: 1.06%
ADT Corporation	3.50%	7-15-2022	$200,000	$199,360
Aramark Services Incorporated	4.75	6-1-2026	300,000	314,340
BWAY Holding Company 144A	7.25	4-15-2025	300,000	306,375
Reynolds Group Issuer Incorporated 144A	7.00	7-15-2024	200,000	214,250

				1,034,325

Construction & Engineering: 0.88%
AECOM	5.88	10-15-2024	300,000	328,125
United Rentals North America Incorporated	5.50	7-15-2025	500,000	535,000

				863,125

Electrical Equipment: 0.23%
Vertiv Group Corporation 144A	9.25	10-15-2024	200,000	222,500

Machinery: 0.55%
BlueLine Rental Finance Corporation 144A	9.25	3-15-2024	300,000	327,570
Gates Global LLC 144A	6.00	7-15-2022	200,000	204,960

				532,530

Road & Rail: 0.40%
Avis Budget Car Rental LLC 144A	5.13	6-1-2022	200,000	200,500
The Hertz Corporation	6.25	10-15-2022	200,000	186,000

				386,500

Trading Companies & Distributors: 0.97%
Aircastle Limited	4.63	12-15-2018	300,000	308,625
Ashtead Capital Incorporated 144A	4.38	8-15-2027	200,000	204,500
HD Supply Incorporated 144A	5.75	4-15-2024	300,000	321,750
Herc Rentals Incorporated 144A	7.50	6-1-2022	100,000	109,500

				944,375

Information Technology: 5.23%

Communications Equipment: 0.51%
CommScope Technologies Finance LLC 144A	5.00	3-15-2027	500,000	498,275

Electronic Equipment, Instruments & Components: 0.21%
CDW LLC / CDW Finance Corporation	5.00	9-1-2023	200,000	208,250

Internet Software & Services: 1.29%
Infor Software Parent LLC (PIK at 7.88%) 144A¥	7.13	5-1-2021	400,000	408,000
Rackspace Hosting Company 144A	8.63	11-15-2024	300,000	318,375
Verisign Incorporated	5.25	4-1-2025	300,000	321,000
Zayo Group LLC	6.00	4-1-2023	200,000	211,690

				1,259,065

IT Services: 0.79%
Conduent Business Services LLC 144A	10.50	12-15-2024	200,000	236,000
First Data Corporation 144A	7.00	12-1-2023	500,000	538,750

				774,750

The accompanying notes are an integral part of these financial statements.

144	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

HIGH YIELD CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Semiconductors & Semiconductor Equipment: 0.33%
Micron Technology Incorporated	5.50%	2-1-2025	$300,000	$316,860

Software: 1.00%
BMC Software Finance Incorporated 144A	8.13	7-15-2021	200,000	206,500
Solera LLC / Solera Finance Incorporated 144A	10.50	3-1-2024	300,000	341,625
Symantec Corporation 144A	5.00	4-15-2025	200,000	209,440
Veritas US Incorporated / Veritas Bermuda Limited 144A	10.50	2-1-2024	200,000	214,500

				972,065

Technology Hardware, Storage & Peripherals: 1.10%
Diamond 1 Finance Corporation 144A	5.88	6-15-2021	200,000	209,690
EMC Corporation	3.38	6-1-2023	300,000	289,647
NCR Corporation	6.38	12-15-2023	200,000	213,900
Western Digital Corporation	10.50	4-1-2024	300,000	355,875

				1,069,112

Materials: 5.66%

Chemicals: 1.88%
CF Industries Incorporated	7.13	5-1-2020	300,000	330,750
Chemours Company	6.63	5-15-2023	200,000	212,250
Hexion Incorporated	6.63	4-15-2020	400,000	364,000
Platform Specialty Products 144A	6.50	2-1-2022	300,000	311,250
Signode Industrial Group LLC 144A	6.38	5-1-2022	300,000	309,750
Tronox Finance LLC	6.38	8-15-2020	300,000	304,875

				1,832,875

Construction Materials: 0.21%
Summit Materials LLC	6.13	7-15-2023	200,000	209,500

Containers & Packaging: 1.87%
Ball Corporation	5.25	7-1-2025	200,000	218,000
Berry Plastics Corporation	6.00	10-15-2022	300,000	317,625
BWAY Holding Company 144A	5.50	4-15-2024	300,000	313,125
Owens-Brockway Glass Container Incorporated 144A	5.88	8-15-2023	200,000	219,500
Reynolds Group Issuer Incorporated 144A	5.13	7-15-2023	300,000	312,657
Sealed Air Corporation 144A	5.25	4-1-2023	200,000	214,000
Sealed Air Corporation 144A	6.50	12-1-2020	200,000	223,120

				1,818,027

Metals & Mining: 1.70%
Aleris International Incorporated	7.88	11-1-2020	300,000	295,815
Freeport Mcmoran Incorporated	6.50	11-15-2020	500,000	511,250
Freeport-McMoRan Copper & Gold Incorporated	5.40	11-14-2034	200,000	192,500
Joseph T Ryerson & Son Incorporated 144A	11.00	5-15-2022	200,000	226,250
Steel Dynamics Incorporated	5.25	4-15-2023	200,000	207,000
United States Steel Corporation 144A	8.38	7-1-2021	200,000	221,000

				1,653,815

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	145

HIGH YIELD CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Real Estate: 1.90%

Equity REITs: 1.36%
Equinix Incorporated	5.38%	4-1-2023	$300,000	$312,750
Iron Mountain Incorporated	5.75	8-15-2024	300,000	306,015
MGM Growth Properties Operating Partnership LP	4.50	9-1-2026	300,000	305,250
SBA Communications Corporation	4.88	7-15-2022	200,000	207,000
Uniti Group Incorporated / CSL Capital LLC	8.25	10-15-2023	200,000	195,420

				1,326,435

Real Estate Management & Development: 0.54%
Icahn Enterprises Company	6.75	2-1-2024	500,000	526,400

Telecommunication Services: 3.93%

Diversified Telecommunication Services: 2.36%
CenturyLink Incorporated	7.60	9-15-2039	300,000	264,750
Centurylink Incorporated	5.63	4-1-2025	300,000	285,375
Embarq Corporation	8.00	6-1-2036	200,000	203,000
Frontier Communications Corporation	8.75	4-15-2022	300,000	254,250
Hughes Satellite Systems Company	7.63	6-15-2021	300,000	341,625
Level 3 Financing Incorporated	5.38	1-15-2024	400,000	408,880
Level 3 Financing Incorporated	5.63	2-1-2023	300,000	309,000
Windstream Services LLC	7.50	6-1-2022	300,000	234,000

				2,300,880

Wireless Telecommunication Services: 1.57%
Sprint Corporation	6.90	5-1-2019	200,000	214,020
Sprint Corporation	7.25	9-15-2021	200,000	220,500
Sprint Corporation	7.88	9-15-2023	400,000	457,052
T-Mobile USA Incorporated	5.38	4-15-2027	400,000	429,120
T-Mobile USA Incorporated	6.50	1-15-2024	200,000	213,500

				1,534,192

Utilities: 3.00%

Electric Utilities: 0.45%
Talen Energy Supply LLC Company	6.50	6-1-2025	600,000	438,000

Gas Utilities: 0.80%
AmeriGas Partners LP / AmeriGas Finance Corporation	5.50	5-20-2025	300,000	303,750
Ferrellgas LP	6.75	6-15-2023	500,000	473,750

				777,500

Independent Power & Renewable Electricity Producers: 1.75%
AES Corporation	8.00	6-1-2020	65,000	74,263
Calpine Corporation 144A	6.00	1-15-2022	300,000	309,375
Dynergy Incorporated	5.88	6-1-2023	500,000	496,250
NRG Energy Incorporated	6.63	3-15-2023	200,000	207,000
TerraForm Power Operating LLC 144A	6.38	2-1-2023	200,000	207,000
The AES Corporation	5.50	3-15-2024	400,000	415,000

				1,708,888

Total Corporate Bonds and Notes (Cost $72,798,510)				72,134,153

The accompanying notes are an integral part of these financial statements.

146	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

HIGH YIELD CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Yankee Corporate Bonds and Notes: 18.46%

Consumer Discretionary: 3.67%

Auto Components: 0.31%
IHO Verwaltungs GmbH 144A	4.50%	9-15-2023	$300,000	$305,250

Automobiles: 1.18%
Fiat Chrysler Automobiles NV	5.25	4-15-2023	600,000	639,000
Jaguar Land Rover Automotive plc 144A	4.13	12-15-2018	500,000	507,500

				1,146,500

Household Durables: 0.32%
Brookfield Residential Properties Incorporated 144A	6.13	7-1-2022	300,000	312,750

Media: 1.86%
Altice SA 144A	7.63	2-15-2025	200,000	216,440
Societe Francaise du Radiotelephone Group SA 144A	6.25	5-15-2024	800,000	843,000
Unitymedia GmbH 144A	6.13	1-15-2025	300,000	320,985
Videotron Limited	5.00	7-15-2022	400,000	428,000

				1,808,425

Consumer Staples: 0.32%

Food & Staples Retailing: 0.32%
Tesco Place 144A	6.15	11-15-2037	300,000	314,661

Energy: 2.76%

Energy Equipment & Services: 0.86%
Alcoa Nederland Holding Company BV 144A	7.00	9-30-2026	300,000	335,250
Ensco plc	4.70	3-15-2021	200,000	190,000
Noble Holding International Limited	8.70	4-1-2045	200,000	142,980
Precision Drilling Corporation	5.25	11-15-2024	200,000	176,500

				844,730

Oil, Gas & Consumable Fuels: 1.90%
MEG Energy Corporation 144A	6.50	1-15-2025	300,000	278,625
Navios Maritime Acquisition Corporation 144A	8.13	11-15-2021	300,000	249,000
Seven Generations Energy Company 144A	6.88	6-30-2023	400,000	416,000
Tullow Oil plc 144A	6.25	4-15-2022	400,000	376,000
Weatherford International Limited	5.13	9-15-2020	200,000	193,000
Weatherford International Limited	7.00	3-15-2038	400,000	338,000

				1,850,625

Financials: 1.75%

Banks: 0.76%
Intesa Sanpaolo SpA 144A	5.02	6-26-2024	400,000	409,397
Royal Bank of Scotland Group plc	6.00	12-19-2023	300,000	332,444

				741,841

Diversified Financial Services: 0.99%
Algeco Scotsman Global Finance plc 144A	10.75	10-15-2019	300,000	249,750
Anglo American Capital plc 144A	4.45	9-27-2020	300,000	314,250

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	147

HIGH YIELD CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Diversified Financial Services (continued)
Deutsche Bank AG (5 Year USD Swap Rate +2.25%) ±	4.30%	5-24-2028	$200,000	$200,235
New Red Finance Incorporated 144A	4.63	1-15-2022	200,000	204,440

				968,675

Health Care: 1.18%

Pharmaceuticals: 1.18%
Concordia International 144A	9.00	4-1-2022	400,000	288,000
Mallinckrodt plc 144A	4.88	4-15-2020	300,000	297,750
Valeant Pharmaceuticals International Incorporated 144A	5.63	12-1-2021	400,000	367,000
Valeant Pharmaceuticals International Incorporated 144A	7.50	7-15-2021	200,000	196,250

				1,149,000

Industrials: 1.44%

Aerospace & Defense: 0.56%
Bombardier Incorporated 144A	6.13	1-15-2023	200,000	205,188
Bombardier Incorporated 144A	8.75	12-1-2021	300,000	340,779

				545,967

Commercial Services & Supplies: 0.21%
Park Aerospace Holdings Company 144A	5.25	8-15-2022	200,000	208,000

Electrical Equipment: 0.34%
Sensata Technologies BV 144A	5.63	11-1-2024	300,000	327,000

Professional Services: 0.33%
IHS Markit Limited 144A	4.75	2-15-2025	300,000	319,500

Information Technology: 1.11%

Communications Equipment: 0.45%
Nokia Corporation	5.38	5-15-2019	200,000	211,060
Nokia Corporation	6.63	5-15-2039	200,000	230,000

				441,060

Semiconductors & Semiconductor Equipment: 0.44%
NXP BV / NXP Funding LLC 144A	4.63	6-15-2022	400,000	427,000

Software: 0.22%
Open Text Corporation 144A	5.63	1-15-2023	200,000	210,750

Materials: 2.64%

Containers & Packaging: 0.23%
Ardagh Packaging Finance plc 144A	7.25	5-15-2024	200,000	220,620

Metals & Mining: 2.41%
Anglo American Capital plc 144A	4.75	4-10-2027	300,000	315,000
ArcelorMittal SA	5.75	8-5-2020	200,000	216,000
ArcelorMittal SA	7.25	3-1-2041	400,000	463,120
Constellium NV 144A	8.00	1-15-2023	300,000	319,500

The accompanying notes are an integral part of these financial statements.

148	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

HIGH YIELD CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Metals & Mining (continued)
FMG Resources August 2006 Property Limited 144A	4.75%	5-15-2022	$200,000	$206,500
Novelis Corporation 144A	6.25	8-15-2024	300,000	316,875
Teck Resources Limited	4.75	1-15-2022	300,000	314,640
Teck Resources Limited	5.40	2-1-2043	200,000	199,500

				2,351,135

Telecommunication Services: 3.34%

Diversified Telecommunication Services: 2.37%
Intelsat Jackson Holdings SA	7.25	10-15-2020	400,000	380,750
Telecom Italia Capital SA	7.18	6-18-2019	100,000	108,370
Telecom Italia Capital SA	7.72	6-4-2038	300,000	385,440
Virgin Media Finance plc 144A	6.00	10-15-2024	400,000	419,000
Wind Acquisition Finance SA 144A	4.75	7-15-2020	600,000	607,500
Ziggo Bond Finance BV 144A	5.88	1-15-2025	400,000	414,500

				2,315,560

Wireless Telecommunication Services: 0.97%
Altice Financing SA 144A	6.63	2-15-2023	100,000	105,750
Inmarsat Finance plc 144A	4.88	5-15-2022	200,000	203,500
Millicom International Cellular SA 144A	6.00	3-15-2025	400,000	425,511
SoftBank Group Corporation 144A	4.50	4-15-2020	200,000	206,750

				941,511

Utilities: 0.25%

Electric Utilities: 0.25%
Enel SpA (5 Year USD Swap Rate +5.88%) 144A±	8.75	9-24-2073	200,000	241,750

Total Yankee Corporate Bonds and Notes (Cost $17,974,404)				17,992,310

	Yield		Shares
Short-Term Investments: 4.30%

Investment Companies: 4.30%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.92		4,196,265	4,196,265

Total Short-Term Investments (Cost $4,196,265)				4,196,265

Total investments in securities (Cost $94,969,179)	96.77%	94,322,728
Other assets and liabilities, net	3.23	3,144,498

Total net assets	100.00%	$97,467,226

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	149

HIGH YIELD CORPORATE BOND PORTFOLIO

Investments In Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period
Investment companies - 4.30%
Wells Fargo Government Money Market Fund Select Class	0	110,727,911	106,531,646	4,196,265	$0	$0	$8,405	$4,196,265

The accompanying notes are an integral part of these financial statements.

150	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Corporate Bonds and Notes: 75.90%

Consumer Discretionary: 7.64%

Auto Components: 0.05%
Lear Corporation	5.25%	1-15-2025	$297,000	$318,306

Automobiles: 0.37%
American Honda Finance Corporation	1.65	7-12-2021	1,300,000	1,280,971
General Motors Company	6.25	10-2-2043	175,000	195,577
General Motors Company	6.60	4-1-2036	350,000	409,893
Toyota Motor Credit Corporation	2.63	1-10-2023	310,000	315,081

				2,201,522

Diversified Consumer Services: 0.04%
President & Fellows of Harvard College	4.88	10-15-2040	210,000	264,997

Hotels, Restaurants & Leisure: 0.65%
Marriott International Incorporated	3.00	3-1-2019	140,000	141,743
Marriott International Incorporated	3.38	10-15-2020	117,000	120,843
Marriott International Incorporated	3.75	3-15-2025	500,000	521,947
McDonald’s Corporation	2.63	1-15-2022	250,000	253,810
McDonald’s Corporation	3.25	6-10-2024	350,000	364,533
McDonald’s Corporation	3.38	5-26-2025	245,000	253,716
McDonald’s Corporation	3.50	7-15-2020	140,000	146,140
McDonald’s Corporation	3.63	5-20-2021	70,000	73,642
McDonald’s Corporation	3.70	2-15-2042	350,000	333,808
McDonald’s Corporation	6.30	10-15-2037	210,000	279,101
McDonald’s Corporation	6.30	3-1-2038	420,000	556,429
McDonald’s Corporation	4.60	5-26-2045	175,000	191,621
Starbucks Corporation	2.00	12-5-2018	175,000	176,048
Starbucks Corporation	4.30	6-15-2045	105,000	116,270
Wyndham Worldwide Corporation	4.25	3-1-2022	350,000	354,149

				3,883,800

Household Durables: 0.44%
D.R. Horton Incorporated	3.75	3-1-2019	182,000	185,907
D.R. Horton Incorporated	4.00	2-15-2020	231,000	240,402
Newell Brands Incorporated	3.15	4-1-2021	525,000	539,979
Newell Brands Incorporated	4.20	4-1-2026	525,000	559,710
Newell Brands Incorporated	5.50	4-1-2046	225,000	269,277
Newell Rubbermaid Incorporated	2.88	12-1-2019	140,000	142,571
Newell Rubbermaid Incorporated	4.70	8-15-2020	350,000	375,269
Whirlpool Corporation	4.00	3-1-2024	87,000	92,766
Whirlpool Corporation	4.70	6-1-2022	140,000	153,691
Whirlpool Corporation	4.85	6-15-2021	70,000	76,380

				2,635,952

Internet & Direct Marketing Retail: 0.59%
Amazon.com Incorporated	2.50	11-29-2022	620,000	627,535
Amazon.com Incorporated	2.60	12-5-2019	280,000	285,457
Amazon.com Incorporated	4.80	12-5-2034	850,000	974,980

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	151

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Internet & Direct Marketing Retail (continued)
Amazon.com Incorporated	4.95%	12-5-2044	$200,000	$233,267
Expedia Incorporated	4.50	8-15-2024	70,000	74,914
Expedia Incorporated	5.95	8-15-2020	420,000	459,330
QVC Incorporated	4.38	3-15-2023	210,000	217,409
QVC Incorporated	4.45	2-15-2025	350,000	355,498
QVC Incorporated	5.13	7-2-2022	140,000	150,177
QVC Incorporated	5.45	8-15-2034	175,000	172,716

				3,551,283

Leisure Products: 0.09%
Hasbro Incorporated	6.35	3-15-2040	108,000	135,305
Unilever Capital Corporation	3.10	7-30-2025	390,000	398,569

				533,874

Media: 3.24%
21st Century Fox America Incorporated	3.00	9-15-2022	262,000	267,827
21st Century Fox America Incorporated	4.50	2-15-2021	350,000	376,226
21st Century Fox America Incorporated	4.75	9-15-2044	350,000	376,199
21st Century Fox America Incorporated	6.65	11-15-2037	325,000	431,865
21st Century Fox America Incorporated	8.15	10-17-2036	175,000	260,623
CBS Corporation	3.70	8-15-2024	350,000	362,441
CBS Corporation	4.85	7-1-2042	140,000	146,873
CBS Corporation	4.90	8-15-2044	350,000	375,186
CBS Corporation	5.75	4-15-2020	320,000	349,400
CBS Corporation	7.88	7-30-2030	420,000	584,637
Charter Communications Operating LLC	4.46	7-23-2022	1,500,000	1,587,428
Charter Communications Operating LLC	6.38	10-23-2035	170,000	194,501
Comcast Corporation	2.35	1-15-2027	210,000	197,649
Comcast Corporation	3.13	7-15-2022	350,000	364,482
Comcast Corporation	4.40	8-15-2035	210,000	226,657
Comcast Corporation	4.65	7-15-2042	384,000	418,183
Comcast Corporation	4.75	3-1-2044	262,000	289,114
Comcast Corporation	5.15	3-1-2020	350,000	378,756
Comcast Corporation	6.95	8-15-2037	280,000	389,236
Discovery Communications LLC	3.30	5-15-2022	175,000	177,518
Discovery Communications LLC	4.38	6-15-2021	210,000	222,026
Discovery Communications LLC	4.95	5-15-2042	175,000	170,726
Discovery Communications LLC	5.63	8-15-2019	108,000	114,905
Discovery Communications LLC	6.35	6-1-2040	175,000	201,166
Omnicom Group Incorporated	3.63	5-1-2022	175,000	183,313
Omnicom Group Incorporated	6.25	7-15-2019	455,000	490,558
TCI Communications Incorporated	7.13	2-15-2028	245,000	325,302
Thomson Reuters Corporation	4.30	11-23-2023	210,000	225,329
Thomson Reuters Corporation	4.70	10-15-2019	297,000	312,806
Thomson Reuters Corporation	5.65	11-23-2043	140,000	168,855
Thomson Reuters Corporation	5.85	4-15-2040	94,000	111,661
Time Warner Cable Incorporated	4.00	1-15-2022	210,000	222,102
Time Warner Cable Incorporated	4.13	2-15-2021	350,000	364,962
Time Warner Cable Incorporated	4.50	9-15-2042	220,000	203,144

The accompanying notes are an integral part of these financial statements.

152	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Media (continued)
Time Warner Cable Incorporated	4.65%	6-1-2044	$525,000	$515,118
Time Warner Cable Incorporated	4.70	1-15-2021	175,000	188,475
Time Warner Cable Incorporated	5.50	9-1-2041	210,000	215,110
Time Warner Cable Incorporated	6.55	5-1-2037	300,000	346,790
Time Warner Cable Incorporated	6.63	5-15-2029	280,000	350,330
Time Warner Cable Incorporated	6.75	6-15-2039	350,000	411,741
Time Warner Cable Incorporated	7.30	7-1-2038	385,000	474,616
Time Warner Cable Incorporated	7.63	4-15-2031	200,000	275,062
Time Warner Cable Incorporated	8.38	3-15-2023	175,000	219,568
Time Warner Entertainment Company LP	8.38	7-15-2033	210,000	282,081
Time Warner Incorporated	3.40	6-15-2022	70,000	72,424
Time Warner Incorporated	4.75	3-29-2021	350,000	378,354
Time Warner Incorporated	4.90	6-15-2042	36,000	36,700
Time Warner Incorporated	6.50	11-15-2036	176,000	214,177
Viacom Incorporated	3.25	3-15-2023	140,000	139,187
Viacom Incorporated	4.25	9-1-2023	180,000	186,517
Viacom Incorporated	4.38	3-15-2043	386,000	331,446
Viacom Incorporated	4.50	3-1-2021	350,000	370,124
Viacom Incorporated	5.25	4-1-2044	350,000	338,251
Viacom Incorporated	5.50	5-15-2033	140,000	154,212
Viacom Incorporated	5.63	9-15-2019	105,000	112,035
Viacom Incorporated	5.85	9-1-2043	87,000	89,532
Viacom Incorporated	6.88	4-30-2036	238,000	267,918
Walt Disney Company	2.55	2-15-2022	175,000	178,003
Walt Disney Company	2.75	8-16-2021	350,000	359,425
Walt Disney Company	3.00	2-13-2026	350,000	355,468
Walt Disney Company	4.13	12-1-2041	175,000	184,918
Walt Disney Company	4.13	6-1-2044	245,000	259,890
Walt Disney Company	4.38	8-16-2041	545,000	591,473
Walt Disney Company	5.50	3-15-2019	350,000	370,597
Walt Disney Company	7.00	3-1-2032	52,000	72,888

				19,414,086

Multiline Retail: 0.76%
Dollar General Corporation	3.25	4-15-2023	245,000	251,533
Kohl’s Corporation	3.25	2-1-2023	105,000	102,962
Kohl’s Corporation	4.75	12-15-2023	210,000	219,643
Macy’s Retail Holdings Incorporated	3.88	1-15-2022	140,000	140,917
Macy’s Retail Holdings Incorporated	4.38	9-1-2023	210,000	211,540
Macy’s Retail Holdings Incorporated	6.70	7-15-2034	350,000	375,713
Macy’s Retail Holdings Incorporated	6.90	4-1-2029	350,000	380,704
Nordstrom Incorporated	4.00	10-15-2021	175,000	181,260
Nordstrom Incorporated	4.75	5-1-2020	94,000	98,698
Nordstrom Incorporated	5.00	1-15-2044	70,000	68,991
Target Corporation	2.50	4-15-2026	1,880,000	1,804,643
Target Corporation	2.90	1-15-2022	175,000	181,011
Target Corporation	3.63	4-15-2046	210,000	197,251
Target Corporation	6.35	11-1-2032	210,000	275,752
Target Corporation	7.00	1-15-2038	37,000	52,584

				4,543,202

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	153

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Specialty Retail: 1.33%
Advance Auto Parts Incorporated	4.50%	1-15-2022	$70,000	$74,264
Advance Auto Parts Incorporated	4.50	12-1-2023	175,000	185,691
AutoZone Incorporated	2.88	1-15-2023	175,000	175,864
AutoZone Incorporated	3.13	7-15-2023	105,000	106,425
AutoZone Incorporated	4.00	11-15-2020	140,000	147,038
Bed Bath & Beyond Incorporated	4.92	8-1-2034	175,000	165,918
Bed Bath & Beyond Incorporated	5.17	8-1-2044	245,000	220,100
Home Depot Incorporated	2.70	4-1-2023	262,000	267,122
Home Depot Incorporated	3.50	9-15-2056	260,000	240,827
Home Depot Incorporated	3.75	2-15-2024	350,000	375,102
Home Depot Incorporated	3.95	9-15-2020	280,000	297,558
Home Depot Incorporated	4.20	4-1-2043	280,000	297,099
Home Depot Incorporated	4.40	4-1-2021	350,000	378,385
Home Depot Incorporated	5.40	9-15-2040	140,000	174,107
Home Depot Incorporated	5.95	4-1-2041	350,000	465,922
Lowe’s Companies Incorporated	2.50	4-15-2026	350,000	337,667
Lowe’s Companies Incorporated	3.12	4-15-2022	140,000	145,824
Lowe’s Companies Incorporated	3.75	4-15-2021	105,000	111,237
Lowe’s Companies Incorporated	3.88	9-15-2023	175,000	188,397
Lowe’s Companies Incorporated	4.25	9-15-2044	175,000	185,414
Lowe’s Companies Incorporated	4.38	9-15-2045	400,000	427,125
Lowe’s Companies Incorporated	4.63	4-15-2020	640,000	678,361
Lowe’s Companies Incorporated	4.65	4-15-2042	350,000	388,687
O’Reilly Automotive Incorporated	3.80	9-1-2022	105,000	110,546
O’Reilly Automotive Incorporated	4.88	1-14-2021	31,000	33,413
O’Reilly Automotive Incorporated	4.63	9-15-2021	105,000	113,325
TJX Companies Incorporated	2.75	6-15-2021	350,000	359,133
Unilever Capital Corporation	2.00	7-28-2026	1,400,000	1,306,748

				7,957,299

Textiles, Apparel & Luxury Goods: 0.08%
Nike Incorporated	2.25	5-1-2023	70,000	70,176
Nike Incorporated	3.63	5-1-2043	70,000	69,899
Nike Incorporated	3.88	11-1-2045	350,000	361,674

				501,749

Consumer Staples: 6.87%

Beverages: 1.84%
Anheuser-Busch InBev Finance Company	3.30	2-1-2023	525,000	544,612
Anheuser-Busch InBev Finance Company	4.00	1-17-2043	210,000	210,986
Anheuser-Busch InBev Finance Company	4.63	2-1-2044	245,000	269,120
Anheuser-Busch InBev Worldwide Incorporated	2.50	7-15-2022	500,000	504,622
Anheuser-Busch InBev Worldwide Incorporated	3.75	7-15-2042	252,000	244,768
Anheuser-Busch InBev Worldwide Incorporated	6.88	11-15-2019	350,000	387,391
Anheuser-Busch InBev Worldwide Incorporated	7.75	1-15-2019	350,000	377,913
Coca Cola Company	1.38	5-30-2019	210,000	209,722
Coca-Cola Company	2.45	11-1-2020	700,000	714,629
Coca-Cola Company	2.50	4-1-2023	245,000	248,368
Coca-Cola Company	2.88	10-27-2025	700,000	712,078

The accompanying notes are an integral part of these financial statements.

154	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Beverages (continued)
Coca-Cola Company	3.20%	11-1-2023	$280,000	$293,112
Coca-Cola Company	3.30	9-1-2021	49,000	51,642
Constellation Brands Incorporated	3.75	5-1-2021	98,000	102,562
Constellation Brands Incorporated	3.88	11-15-2019	77,000	80,004
Constellation Brands Incorporated	4.25	5-1-2023	360,000	388,168
Constellation Brands Incorporated	6.00	5-1-2022	115,000	132,322
Diageo Investment Corporation	4.25	5-11-2042	175,000	190,321
Diageo Investment Corporation	7.45	4-15-2035	105,000	155,336
Molson Coors Brewing Company	2.10	7-15-2021	260,000	257,190
Molson Coors Brewing Company	4.20	7-15-2046	2,000,000	1,998,521
Molson Coors Brewing Company	5.00	5-1-2042	350,000	386,736
Pepsi Bottling Group Incorporated	7.00	3-1-2029	420,000	577,957
PepsiCo Incorporated	2.25	1-7-2019	245,000	247,307
PepsiCo Incorporated	2.75	3-5-2022	259,000	267,742
PepsiCo Incorporated	3.00	8-25-2021	175,000	182,286
PepsiCo Incorporated	3.60	8-13-2042	285,000	283,273
PepsiCo Incorporated	4.00	3-5-2042	175,000	184,320
PepsiCo Incorporated	4.25	10-22-2044	140,000	151,507
PepsiCo Incorporated	4.50	1-15-2020	140,000	149,432
PepsiCo Incorporated	4.88	11-1-2040	227,000	265,827
PepsiCo Incorporated	5.50	1-15-2040	210,000	266,157

				11,035,931

Food & Staples Retailing: 1.84%
Costco Wholesale Corporation	1.70	12-15-2019	350,000	350,280
CVS Caremark Corporation	2.25	12-5-2018	195,000	196,262
CVS Caremark Corporation	2.75	12-1-2022	350,000	354,352
CVS Caremark Corporation	5.30	12-5-2043	210,000	246,433
CVS Health Corporation	2.13	6-1-2021	260,000	259,136
CVS Health Corporation	2.80	7-20-2020	400,000	408,593
CVS Health Corporation	3.88	7-20-2025	525,000	551,426
CVS Health Corporation	5.13	7-20-2045	700,000	806,757
Sysco Corporation	3.30	7-15-2026	700,000	708,244
The Kroger Company	2.30	1-15-2019	140,000	140,728
The Kroger Company	3.30	1-15-2021	350,000	360,279
The Kroger Company	3.40	4-15-2022	175,000	180,473
The Kroger Company	3.85	8-1-2023	175,000	183,453
The Kroger Company	5.00	4-15-2042	175,000	181,152
The Kroger Company	5.15	8-1-2043	105,000	112,005
The Kroger Company	6.90	4-15-2038	210,000	266,039
The Kroger Company	7.50	4-1-2031	342,000	461,114
Wal-Mart Stores Incorporated	3.63	7-8-2020	270,000	285,049
Wal-Mart Stores Incorporated	4.00	4-11-2043	280,000	297,638
Wal-Mart Stores Incorporated	4.25	4-15-2021	350,000	379,935
Wal-Mart Stores Incorporated	4.30	4-22-2044	350,000	391,935
Wal-Mart Stores Incorporated	4.88	7-8-2040	175,000	208,288
Wal-Mart Stores Incorporated	5.63	4-1-2040	180,000	232,479
Wal-Mart Stores Incorporated	5.63	4-15-2041	350,000	455,527
Wal-Mart Stores Incorporated	5.88	4-5-2027	70,000	88,311
Wal-Mart Stores Incorporated	7.55	2-15-2030	350,000	514,132

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	155

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Food & Staples Retailing (continued)
Walgreen Company	3.10%	9-15-2022	$700,000	$717,748
Walgreen Company	4.40	9-15-2042	350,000	355,831
Walgreens Boots Alliance Incorporated	2.70	11-18-2019	210,000	213,543
Walgreens Boots Alliance Incorporated	3.45	6-1-2026	525,000	526,443
Walgreens Boots Alliance Incorporated	4.80	11-18-2044	540,000	584,090

				11,017,675

Food Products: 1.41%
Archer-Daniels-Midland Company	4.54	3-26-2042	175,000	198,075
Archer-Daniels-Midland Company	4.70	3-1-2021	374,000	402,505
Bunge Limited Finance Corporation	8.50	6-15-2019	350,000	388,886
Campbell Soup Company	2.50	8-2-2022	85,000	85,759
Campbell Soup Company	4.50	2-15-2019	199,000	206,625
ConAgra Foods Incorporated	8.25	9-15-2030	84,000	119,178
General Mills Incorporated	3.65	2-15-2024	175,000	183,991
General Mills Incorporated	5.40	6-15-2040	241,000	284,804
Hershey Company	4.13	12-1-2020	350,000	374,510
J.M. Smucker Company	3.50	10-15-2021	210,000	220,023
Kellogg Company	4.00	12-15-2020	155,000	164,667
Kellogg Company	4.15	11-15-2019	210,000	220,311
Kraft Foods Group Incorporated	3.50	6-6-2022	700,000	727,179
Kraft Foods Group Incorporated	6.50	2-9-2040	350,000	436,002
Kraft Heinz Foods Company	2.80	7-2-2020	400,000	407,429
Kraft Heinz Foods Company	3.00	6-1-2026	500,000	481,629
Kraft Heinz Foods Company	4.38	6-1-2046	300,000	292,728
Mead Johnson Nutrition Company	4.90	11-1-2019	175,000	186,076
Mead Johnson Nutrition Company	5.90	11-1-2039	70,000	90,331
Tyson Foods Incorporated	3.55	6-2-2027	1,500,000	1,537,875
Tyson Foods Incorporated	4.50	6-15-2022	350,000	380,800
Tyson Foods Incorporated	4.88	8-15-2034	175,000	194,997
Unilever Capital Corporation	4.25	2-10-2021	300,000	322,941
Unilever Capital Corporation	4.80	2-15-2019	245,000	255,976
Unilever Capital Corporation	5.90	11-15-2032	210,000	280,066

				8,443,363

Household Products: 0.60%
Clorox Company	3.05	9-15-2022	113,000	116,919
Clorox Company	3.50	12-15-2024	140,000	145,108
Colgate-Palmolive Company	2.30	5-3-2022	350,000	354,336
Kimberly-Clark Corporation	2.40	6-1-2023	105,000	105,242
Kimberly-Clark Corporation	5.30	3-1-2041	171,000	215,008
Kimberly-Clark Corporation	6.63	8-1-2037	140,000	200,637
Kimberly-Clark Corporation	7.50	11-1-2018	70,000	74,710
The Procter & Gamble Company	3.10	8-15-2023	2,272,000	2,387,321

				3,599,281

Personal Products: 0.03%
Estee Lauder Companies Incorporated	6.00	5-15-2037	140,000	179,578

The accompanying notes are an integral part of these financial statements.

156	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Tobacco: 1.15%
Altria Group Incorporated	2.63%	1-14-2020	$280,000	$285,032
Altria Group Incorporated	4.00	1-31-2024	62,000	66,603
Altria Group Incorporated	4.25	8-9-2042	350,000	357,234
Altria Group Incorporated	4.50	5-2-2043	175,000	185,334
Altria Group Incorporated	4.75	5-5-2021	590,000	645,009
Altria Group Incorporated	5.38	1-31-2044	525,000	625,999
Altria Group Incorporated	9.70	11-10-2018	248,000	271,042
Philip Morris International Incorporated	1.88	1-15-2019	175,000	175,574
Philip Morris International Incorporated	2.50	8-22-2022	175,000	176,568
Philip Morris International Incorporated	2.63	3-6-2023	122,000	122,680
Philip Morris International Incorporated	3.25	11-10-2024	210,000	215,538
Philip Morris International Incorporated	3.88	8-21-2042	415,000	413,855
Philip Morris International Incorporated	4.13	3-4-2043	210,000	214,263
Philip Morris International Incorporated	4.25	11-10-2044	210,000	219,628
Philip Morris International Incorporated	4.38	11-15-2041	350,000	371,947
Philip Morris International Incorporated	4.50	3-26-2020	525,000	559,117
Philip Morris International Incorporated	4.50	3-20-2042	140,000	150,938
Reynolds American Incorporated	4.00	6-12-2022	280,000	296,996
Reynolds American Incorporated	4.45	6-12-2025	350,000	378,261
Reynolds American Incorporated	5.70	8-15-2035	210,000	245,900
Reynolds American Incorporated	6.15	9-15-2043	87,000	107,893
Reynolds American Incorporated	6.88	5-1-2020	485,000	543,040
Reynolds American Incorporated	7.25	6-15-2037	140,000	192,392
Reynolds American Incorporated	8.13	6-23-2019	108,000	119,494

				6,940,337

Energy: 7.22%

Energy Equipment & Services: 0.60%
Baker Hughes Incorporated	6.88	1-15-2029	175,000	221,057
Baker Hughes Incorporated	7.50	11-15-2018	262,000	279,740
Enterprise Products Operations	6.88	3-1-2033	280,000	358,331
Halliburton Company	3.25	11-15-2021	140,000	144,649
Halliburton Company	3.50	8-1-2023	350,000	364,304
Halliburton Company	3.80	11-15-2025	350,000	361,584
Halliburton Company	4.50	11-15-2041	175,000	177,770
Halliburton Company	4.75	8-1-2043	175,000	183,040
Halliburton Company	5.00	11-15-2045	420,000	454,884
Halliburton Company	7.45	9-15-2039	380,000	527,430
National Oilwell Varco Incorporated	3.95	12-1-2042	280,000	236,143
Sabine Pass Liquefaction LLC	4.20	3-15-2028	270,000	271,066

				3,579,998

Oil, Gas & Consumable Fuels: 6.62%
Anadarko Finance Company	7.50	5-1-2031	227,000	285,161
Anadarko Petroleum Corporation	3.45	7-15-2024	175,000	173,699
Anadarko Petroleum Corporation	4.50	7-15-2044	350,000	328,949
Anadarko Petroleum Corporation	5.55	3-15-2026	350,000	390,690
Anadarko Petroleum Corporation	6.20	3-15-2040	210,000	237,913
Anadarko Petroleum Corporation	6.45	9-15-2036	160,000	186,983

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	157

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Anadarko Petroleum Corporation	8.70%	3-15-2019	$315,000	$344,894
Apache Corporation	3.25	4-15-2022	253,000	257,462
Apache Corporation	4.25	1-15-2044	505,000	469,037
Apache Corporation	5.10	9-1-2040	402,000	418,898
Apache Corporation	5.25	2-1-2042	70,000	74,456
Apache Corporation	6.00	1-15-2037	350,000	403,269
Boardwalk Pipelines LP	3.38	2-1-2023	70,000	69,705
Boardwalk Pipelines LP	5.75	9-15-2019	105,000	111,663
Buckeye Partners LP	4.15	7-1-2023	175,000	181,735
Buckeye Partners LP	4.88	2-1-2021	392,000	417,089
Buckeye Partners LP	5.85	11-15-2043	140,000	152,266
Chevron Corporation	2.10	5-16-2021	260,000	261,737
Chevron Corporation	2.19	11-15-2019	70,000	70,809
Chevron Corporation	2.36	12-5-2022	525,000	528,036
Chevron Corporation	2.42	11-17-2020	350,000	355,776
Chevron Corporation	2.95	5-16-2026	700,000	707,654
Chevron Corporation	4.95	3-3-2019	350,000	367,319
Columbia Pipeline Group Incorporated	5.80	6-1-2045	140,000	170,333
ConocoPhillips Company	3.35	5-15-2025	350,000	361,842
ConocoPhillips Company	4.30	11-15-2044	210,000	219,162
ConocoPhillips Company	4.95	3-15-2026	350,000	393,207
ConocoPhillips Company	5.90	10-15-2032	175,000	214,673
ConocoPhillips Company	5.90	5-15-2038	280,000	348,502
ConocoPhillips Company	6.95	4-15-2029	210,000	274,115
Devon Energy Corporation	4.00	7-15-2021	140,000	146,050
Devon Energy Corporation	7.95	4-15-2032	150,000	197,880
Devon Financing Corporation ULC	7.88	9-30-2031	434,000	573,743
Dominion Gas Holdings LLC	4.80	11-1-2043	350,000	383,112
El Paso Pipeline Partners Operating LLC	4.70	11-1-2042	70,000	66,006
Enable Midstream Partner LP	3.90	5-15-2024	700,000	701,168
Enbridge Energy Partners LP	5.20	3-15-2020	266,000	282,905
Enbridge Energy Partners LP	5.50	9-15-2040	140,000	148,678
Enbridge Energy Partners LP	7.50	4-15-2038	189,000	240,884
Enbridge Energy Partners LP	9.88	3-1-2019	87,000	96,736
Energy Transfer Partners LP	3.60	2-1-2023	210,000	213,015
Energy Transfer Partners LP	4.75	1-15-2026	280,000	295,212
Energy Transfer Partners LP	4.90	2-1-2024	210,000	225,375
Energy Transfer Partners LP	5.15	2-1-2043	140,000	136,604
Energy Transfer Partners LP	5.15	3-15-2045	280,000	271,000
Energy Transfer Partners LP	5.95	10-1-2043	140,000	146,711
Energy Transfer Partners LP	6.05	6-1-2041	210,000	224,568
Energy Transfer Partners LP	6.63	10-15-2036	161,000	183,797
Energy Transfer Partners LP	7.50	7-1-2038	70,000	85,996
Energy Transfer Partners LP	9.00	4-15-2019	280,000	310,088
Enterprise Products Operating LLC	3.35	3-15-2023	245,000	253,151
Enterprise Products Operating LLC	3.90	2-15-2024	210,000	220,943
Enterprise Products Operating LLC	4.05	2-15-2022	175,000	186,328
Enterprise Products Operating LLC	4.45	2-15-2043	355,000	358,697
Enterprise Products Operating LLC	4.85	3-15-2044	280,000	298,289
Enterprise Products Operating LLC	4.90	5-15-2046	245,000	264,993

The accompanying notes are an integral part of these financial statements.

158	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating LLC	5.25%	1-31-2020	$140,000	$150,274
Enterprise Products Operating LLC	5.70	2-15-2042	140,000	165,258
Enterprise Products Operating LLC	5.95	2-1-2041	70,000	84,420
Enterprise Products Operating LLC	7.55	4-15-2038	70,000	96,434
EOG Resources Incorporated	3.90	4-1-2035	140,000	139,147
EOG Resources Incorporated	4.10	2-1-2021	140,000	148,125
EOG Resources Incorporated	4.40	6-1-2020	210,000	222,579
EOG Resources Incorporated	5.63	6-1-2019	52,000	55,331
EOG Resources Incorporated	6.88	10-1-2018	280,000	294,723
EQT Corporation	4.88	11-15-2021	210,000	226,682
EQT Corporation	8.13	6-1-2019	227,000	249,250
Exxon Mobil Corporation	1.71	3-1-2019	210,000	210,470
Exxon Mobil Corporation	1.82	3-15-2019	200,000	200,907
Exxon Mobil Corporation	2.71	3-6-2025	350,000	355,727
Exxon Mobil Corporation	3.57	3-6-2045	350,000	344,490
Exxon Mobil Corporation	4.11	3-1-2046	1,100,000	1,177,267
Hess Corporation	6.00	1-15-2040	245,000	251,854
Hess Corporation	7.30	8-15-2031	269,000	311,341
Hess Corporation	7.88	10-1-2029	196,000	236,216
Kerr-McGee Corporation	6.95	7-1-2024	140,000	165,439
Kinder Morgan Energy Partners LP	2.65	2-1-2019	250,000	251,933
Kinder Morgan Energy Partners LP	3.45	2-15-2023	175,000	177,391
Kinder Morgan Energy Partners LP	3.50	3-1-2021	210,000	215,669
Kinder Morgan Energy Partners LP	3.95	9-1-2022	262,000	272,968
Kinder Morgan Energy Partners LP	5.00	8-15-2042	175,000	173,085
Kinder Morgan Energy Partners LP	5.00	3-1-2043	157,000	154,459
Kinder Morgan Energy Partners LP	5.30	9-15-2020	87,000	93,849
Kinder Morgan Energy Partners LP	5.50	3-1-2044	210,000	219,692
Kinder Morgan Energy Partners LP	5.80	3-15-2035	70,000	75,821
Kinder Morgan Incorporated	5.55	6-1-2045	375,000	397,660
Magellan Midstream Partners LP	5.15	10-15-2043	140,000	155,741
Marathon Oil Corporation	3.85	6-1-2025	245,000	243,045
Marathon Oil Corporation	5.20	6-1-2045	140,000	136,507
Marathon Oil Corporation	6.60	10-1-2037	315,000	349,838
Marathon Petroleum Corporation	3.63	9-15-2024	350,000	357,753
Marathon Petroleum Corporation	4.75	9-15-2044	350,000	339,376
Marathon Petroleum Corporation	5.13	3-1-2021	24,000	26,036
MPLX LP	4.88	6-1-2025	1,425,000	1,526,602
MPLX LP	5.20	3-1-2047	220,000	226,863
NextEra Energy Capital	4.50	6-1-2021	140,000	150,071
Noble Energy Incorporated	3.90	11-15-2024	210,000	215,372
Noble Energy Incorporated	4.15	12-15-2021	350,000	370,626
Noble Energy Incorporated	8.25	3-1-2019	245,000	266,837
Occidental Petroleum Corporation	3.00	2-15-2027	1,500,000	1,487,823
Occidental Petroleum Corporation	3.50	6-15-2025	210,000	217,114
Occidental Petroleum Corporation	4.10	2-1-2021	322,000	342,944
ONEOK Partners LP	3.20	9-15-2018	87,000	88,001
ONEOK Partners LP	3.38	10-1-2022	350,000	353,755
ONEOK Partners LP	6.20	9-15-2043	700,000	816,112
ONEOK Partners LP	8.63	3-1-2019	245,000	267,526

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	159

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Phillips 66	4.65%	11-15-2034	$140,000	$149,241
Phillips 66	4.88	11-15-2044	140,000	152,254
Plains All American Pipeline LP	2.60	12-15-2019	140,000	140,221
Plains All American Pipeline LP	3.60	11-1-2024	210,000	207,115
Plains All American Pipeline LP	3.85	10-15-2023	350,000	353,577
Plains All American Pipeline LP	4.90	2-15-2045	175,000	164,331
Plains All American Pipeline LP	5.00	2-1-2021	140,000	147,966
Plains All American Pipeline LP	5.15	6-1-2042	350,000	331,035
Plains All American Pipeline LP	6.65	1-15-2037	140,000	156,252
Plains All American Pipeline LP	8.75	5-1-2019	590,000	647,094
Sabine Pass Liquefaction LLC	5.63	2-1-2021	695,000	752,424
Sabine Pass Liquefaction LLC	5.63	3-1-2025	545,000	601,739
Sabine Pass Liquefaction LLC	5.75	5-15-2024	545,000	606,114
Spectra Energy Partners LP	2.95	9-25-2018	350,000	353,544
Spectra Energy Partners LP	4.75	3-15-2024	245,000	268,313
Sunoco Logistics Partner LP	3.45	1-15-2023	140,000	141,022
Sunoco Logistics Partner LP	4.95	1-15-2043	105,000	100,254
Sunoco Logistics Partner LP	5.35	5-15-2045	140,000	138,598
TC Pipelines LP	4.65	6-15-2021	210,000	222,766
Tennessee Gas Pipeline Company	7.00	10-15-2028	175,000	215,177
Texas Eastern Transmission LP	7.00	7-15-2032	227,000	295,554
Valero Energy Corporation	6.13	2-1-2020	45,000	49,153
Valero Energy Corporation	7.50	4-15-2032	210,000	275,502
Western Gas Partners LP	4.00	7-1-2022	280,000	289,863
Western Gas Partners LP	5.45	4-1-2044	350,000	360,121
Williams Partners LP	3.35	8-15-2022	175,000	177,927
Williams Partners LP	4.13	11-15-2020	210,000	220,330
Williams Partners LP	4.30	3-4-2024	350,000	371,022
Williams Partners LP	4.50	11-15-2023	280,000	300,005
Williams Partners LP	5.10	9-15-2045	350,000	365,671
Williams Partners LP	5.25	3-15-2020	448,000	482,249
Williams Partners LP	6.30	4-15-2040	273,000	321,756

				39,703,556

Financials: 16.06%

Banks: 5.30%
ABB Finance (USA) Incorporated	4.38	5-8-2042	26,000	28,581
Bank of America Corporation	3.25	10-21-2027	525,000	517,464
Bank of America Corporation (3 Month LIBOR +1.51%) ±	3.71	4-24-2028	750,000	767,298
Bank of America Corporation	4.18	11-25-2027	560,000	579,936
Bank of America Corporation	4.20	8-26-2024	390,000	410,725
Bank of America Corporation	4.25	10-22-2026	280,000	293,718
Bank of America Corporation	5.00	1-21-2044	340,000	394,078
Bank of America Corporation	5.49	3-15-2019	250,000	262,094
Bank of America Corporation	5.88	1-5-2021	350,000	390,523
Bank One Corporation	7.63	10-15-2026	168,000	218,484
Bank One Corporation	8.00	4-29-2027	385,000	519,469
BB&T Corporation	2.05	5-10-2021	210,000	210,250
BB&T Corporation	2.45	1-15-2020	900,000	913,420

The accompanying notes are an integral part of these financial statements.

160	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)
Branch Banking & Trust Corporation	2.30%	10-15-2018	$500,000	$503,467
Branch Banking & Trust Corporation	3.80	10-30-2026	400,000	427,013
Branch Banking & Trust Corporation	3.95	3-22-2022	350,000	372,391
Branch Banking & Trust Corporation	6.85	4-30-2019	350,000	378,435
Citigroup Incorporated	3.88	3-26-2025	300,000	307,362
Citigroup Incorporated	2.75	4-25-2022	200,000	201,806
Citigroup Incorporated	3.50	5-15-2023	350,000	357,769
Citigroup Incorporated	4.40	6-10-2025	700,000	740,243
Citigroup Incorporated	4.45	9-29-2027	525,000	555,081
Citigroup Incorporated	4.60	3-9-2026	200,000	213,447
Citigroup Incorporated	4.65	7-30-2045	300,000	330,097
Citigroup Incorporated	4.75	5-18-2046	300,000	322,451
Citizens Bank NA	2.55	5-13-2021	500,000	504,351
Citizens Financial Group Incorporated	4.30	12-3-2025	245,000	259,469
City National Corporation	5.25	9-15-2020	140,000	152,291
Commonwealth Bank of Australia	2.30	9-6-2019	250,000	252,195
Commonwealth Bank of Australia	2.25	3-13-2019	700,000	705,182
Commonwealth Bank of Australia	2.55	3-15-2021	1,200,000	1,214,743
Compass Bank	2.75	9-29-2019	250,000	252,484
Cooperatieve Rabobank U.A.	2.75	1-10-2022	250,000	255,162
Discover Bank	3.10	6-4-2020	500,000	512,287
Discover Bank	4.20	8-8-2023	310,000	331,195
Discover Bank	4.25	3-13-2026	250,000	261,771
Fifth Third Bancorp	4.30	1-16-2024	350,000	374,783
Fifth Third Bank	2.25	6-14-2021	200,000	200,755
Fifth Third Bank	2.88	10-1-2021	300,000	307,107
Fifth Third Bank	3.85	3-15-2026	1,400,000	1,464,736
HSBC Bank USA NA	5.00	9-27-2020	350,000	378,146
HSBC Bank USA NA	5.63	8-15-2035	225,000	275,570
Huntington Bancshares Incorporated	7.00	12-15-2020	17,000	19,500
JPMorgan Chase & Company	2.95	10-1-2026	525,000	516,954
JPMorgan Chase & Company	3.20	1-25-2023	700,000	720,237
JPMorgan Chase & Company	4.13	12-15-2026	700,000	737,393
JPMorgan Chase & Company (3 Month LIBOR +1.58%) ±	4.26	2-22-2048	240,000	253,944
JPMorgan Chase & Company	5.63	8-16-2043	140,000	170,709
Key Bank NA	2.40	6-9-2022	1,300,000	1,308,788
Key Bank NA	3.18	10-15-2027	250,000	257,091
KeyCorp	2.30	12-13-2018	210,000	211,473
KeyCorp	5.10	3-24-2021	300,000	329,346
MUFG Americas Holdings Corporation	3.00	2-10-2025	350,000	349,009
National Australia Bank	1.38	7-12-2019	340,000	337,725
PNC Bank NA	2.70	11-1-2022	620,000	626,873
PNC Bank NA	2.95	1-30-2023	300,000	306,292
PNC Bank NA	3.30	10-30-2024	500,000	517,135
PNC Bank NA	3.80	7-25-2023	300,000	318,046
PNC Bank NA	4.20	11-1-2025	250,000	273,009
Regions Financial Corporation	3.20	2-8-2021	700,000	718,692
Santander Bank	2.70	5-24-2019	350,000	353,008
Santander Holdings USA	4.50	7-17-2025	350,000	366,210
SunTrust Banks Incorporated	3.30	5-15-2026	1,600,000	1,607,024

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	161

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)
SunTrust Banks Incorporated	2.70%	1-27-2022	$500,000	$505,970
Union Bank NA	2.63	9-26-2018	500,000	504,375
UnionBanCal Corporation	3.50	6-18-2022	140,000	145,587
US Bancorp	1.95	11-15-2018	175,000	175,846
US Bancorp	2.20	4-25-2019	200,000	201,691
US Bancorp	2.38	7-22-2026	190,000	183,083
US Bancorp	3.00	3-15-2022	350,000	362,631
US Bancorp	3.10	4-27-2026	700,000	705,934
US Bancorp	3.60	9-11-2024	350,000	367,508
US Bancorp	4.13	5-24-2021	350,000	375,978

				31,744,890

Capital Markets: 2.56%
AGL Capital Corporation	4.40	6-1-2043	140,000	146,877
Ameriprise Financial Incorporated	4.00	10-15-2023	350,000	377,949
Ameriprise Financial Incorporated	5.30	3-15-2020	210,000	227,261
Ameriprise Financial Incorporated	7.30	6-28-2019	45,000	49,329
Ares Capital Corporation	3.88	1-15-2020	280,000	288,095
Ares Capital Corporation	4.88	11-30-2018	70,000	72,323
Bank of New York Mellon	2.30	9-11-2019	270,000	272,693
Bank of New York Mellon Corporation	2.50	4-15-2021	350,000	355,399
Bank of New York Mellon Corporation	2.60	8-17-2020	525,000	535,664
Bank of New York Mellon Corporation	3.55	9-23-2021	420,000	442,261
Bank of New York Mellon Corporation	3.95	11-18-2025	350,000	377,910
Bank of New York Mellon Corporation	4.15	2-1-2021	70,000	74,626
Bank of New York Mellon Corporation	5.45	5-15-2019	700,000	743,439
Charles Schwab Corporation	4.45	7-22-2020	140,000	149,813
Franklin Resources Incorporated	2.80	9-15-2022	210,000	214,457
Franklin Resources Incorporated	4.63	5-20-2020	175,000	187,114
FS Investment Corporation	4.00	7-15-2019	175,000	177,422
Goldman Sachs Group Incorporated	3.00	4-26-2022	750,000	762,414
Goldman Sachs Group Incorporated	3.63	1-22-2023	270,000	280,720
Goldman Sachs Group Incorporated	3.75	5-22-2025	350,000	361,058
Goldman Sachs Group Incorporated	5.25	7-27-2021	770,000	848,243
Goldman Sachs Group Incorporated	6.25	2-1-2041	525,000	696,257
Jefferies Group Incorporated	5.13	1-20-2023	175,000	192,711
Jefferies Group Incorporated	6.25	1-15-2036	105,000	115,406
Jefferies Group Incorporated	6.45	6-8-2027	105,000	121,982
Jefferies Group Incorporated	6.50	1-20-2043	175,000	199,428
Jefferies Group Incorporated	6.88	4-15-2021	105,000	119,847
Legg Mason Incorporated	4.75	3-15-2026	190,000	204,865
Legg Mason Incorporated	5.63	1-15-2044	420,000	459,182
Morgan Stanley	3.63	1-20-2027	500,000	511,104
Morgan Stanley	4.30	1-27-2045	350,000	366,918
Morgan Stanley	5.00	11-24-2025	525,000	577,852
Morgan Stanley	5.50	7-24-2020	350,000	382,599
Morgan Stanley	5.63	9-23-2019	250,000	267,945
Morgan Stanley	6.25	8-9-2026	300,000	362,952
Morgan Stanley	7.25	4-1-2032	329,000	455,414
Morgan Stanley	7.30	5-13-2019	280,000	304,808

The accompanying notes are an integral part of these financial statements.

162	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Capital Markets (continued)
Northern Trust Corporation	3.45%	11-4-2020	$350,000	$365,910
Northern Trust Corporation	3.95	10-30-2025	175,000	187,811
S&P Global Incorporated	4.00	6-15-2025	227,000	241,045
State Street Corporation	3.10	5-15-2023	320,000	328,870
State Street Corporation	3.70	11-20-2023	1,500,000	1,613,281
TD Ameritrade Holding Corporation	3.63	4-1-2025	140,000	146,789
TD Ameritrade Holding Corporation	5.60	12-1-2019	140,000	151,401

				15,319,444

Consumer Finance: 3.39%
Ahold Finance USA LLC	6.88	5-1-2029	210,000	265,722
American Express Company	2.65	12-2-2022	402,000	407,900
American Express Company	4.05	12-3-2042	633,000	647,566
American Express Credit Corporation	2.25	8-15-2019	700,000	706,280
American Express Credit Corporation	2.25	5-5-2021	200,000	200,958
American Express Credit Corporation	2.38	5-26-2020	175,000	177,105
American Honda Finance Corporation	2.00	2-14-2020	360,000	361,906
American Honda Finance Corporation	2.13	10-10-2018	210,000	211,358
American Honda Finance Corporation	2.25	8-15-2019	350,000	353,595
Capital One Bank USA NA	2.15	11-21-2018	250,000	250,856
Capital One Bank USA NA	2.30	6-5-2019	500,000	501,988
Capital One Bank USA NA	2.40	9-5-2019	200,000	201,243
Capital One Bank USA NA	3.38	2-15-2023	500,000	509,447
Capital One Financial Corporation	3.75	7-28-2026	525,000	523,023
Capital One Financial Corporation	3.75	3-9-2027	330,000	334,653
Capital One Financial Corporation	4.75	7-15-2021	315,000	342,028
Caterpillar Financial Services Corporation	2.63	3-1-2023	260,000	262,911
Caterpillar Financial Services Corporation	2.10	6-9-2019	350,000	352,587
Caterpillar Financial Services Corporation	3.75	11-24-2023	175,000	187,308
Caterpillar Financial Services Corporation	7.15	2-15-2019	175,000	188,382
Daimler Finance North America LLC	8.50	1-18-2031	297,000	447,501
Discover Financial Services	3.85	11-21-2022	385,000	400,358
Discover Financial Services	5.20	4-27-2022	420,000	459,952
Discover Financial Services	3.95	11-6-2024	700,000	723,419
Ford Motor Credit Company LLC	3.10	5-4-2023	200,000	198,786
Ford Motor Credit Company LLC	3.66	9-8-2024	300,000	301,191
Ford Motor Credit Company LLC	4.25	9-20-2022	541,000	572,114
Ford Motor Credit Company LLC	4.75	1-15-2043	700,000	675,539
General Motors Financial Company	3.15	1-15-2020	350,000	357,136
General Motors Financial Company	3.45	4-10-2022	700,000	712,972
General Motors Financial Company	4.00	10-6-2026	750,000	753,468
General Motors Financial Company	3.70	5-9-2023	180,000	183,530
HSBC Finance Corporation	6.68	1-15-2021	475,000	541,069
John Deere Capital Corporation	1.95	12-13-2018	140,000	140,703
John Deere Capital Corporation	2.80	1-27-2023	350,000	358,209
John Deere Capital Corporation	3.90	7-12-2021	210,000	224,039
John Deere Capital Corporation	5.75	9-10-2018	350,000	364,854
National City Corporation	6.88	5-15-2019	350,000	378,552
Synchrony Financial	3.00	8-15-2019	525,000	532,609
Synchrony Financial	4.25	8-15-2024	2,635,000	2,759,002

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	163

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Consumer Finance (continued)
Toyota Motor Credit Corporation	2.00%	10-24-2018	$280,000	$281,652
Toyota Motor Credit Corporation	2.10	1-17-2019	245,000	246,860
Toyota Motor Credit Corporation	3.30	1-12-2022	1,050,000	1,100,113
Toyota Motor Credit Corporation	3.40	9-15-2021	245,000	257,555
Toyota Motor Credit Corporation	4.50	6-17-2020	350,000	375,028

				20,333,027

Diversified Financial Services: 1.11%
Barclays Bank plc	5.14	10-14-2020	560,000	601,647
Block Financial LLC	5.50	11-1-2022	140,000	153,979
Boeing Capital Corporation	4.70	10-27-2019	350,000	372,067
CME Group Incorporated	5.30	9-15-2043	210,000	267,496
General Electric Capital Corporation	4.38	9-16-2020	200,000	215,151
General Electric Capital Corporation	6.75	3-15-2032	421,000	589,454
IntercontinentalExchange Incorporated	2.50	10-15-2018	157,000	158,393
IntercontinentalExchange Incorporated	2.75	12-1-2020	350,000	356,162
IntercontinentalExchange Incorporated	4.00	10-15-2023	140,000	151,154
International Lease Finance Corporation	5.88	4-1-2019	260,000	275,192
John Deere Capital Corporation	1.95	1-8-2019	260,000	261,505
Moody’s Corporation	4.50	9-1-2022	175,000	190,091
Moody’s Corporation	4.88	2-15-2024	245,000	273,251
Moody’s Corporation	5.25	7-15-2044	210,000	248,164
NASDAQ OMX Group Incorporated	5.55	1-15-2020	350,000	378,327
National Rural Utilities Cooperative Finance Corporation	8.00	3-1-2032	450,000	675,089
National Rural Utilities Cooperative Finance Corporation	2.15	2-1-2019	70,000	70,465
National Rural Utilities Cooperative Finance Corporation	2.30	11-15-2019	233,000	235,774
National Rural Utilities Cooperative Finance Corporation	4.02	11-1-2032	140,000	152,177
National Rural Utilities Cooperative Finance Corporation (3 Month LIBOR +2.91%) ±	4.75	4-30-2043	175,000	181,783
National Rural Utilities Cooperrative Finance Corporation	3.25	11-1-2025	300,000	308,818
PNC Funding Corporation	5.13	2-8-2020	105,000	112,957
PNC Funding Corporation	6.70	6-10-2019	350,000	379,107
TECO Finance Incorporated	5.15	3-15-2020	45,000	48,070

				6,656,273

Insurance: 3.59%
ACE INA Holdings Incorporated	2.70	3-13-2023	280,000	284,792
ACE INA Holdings Incorporated	3.15	3-15-2025	700,000	717,157
ACE INA Holdings Incorporated	3.35	5-15-2024	350,000	365,688
ACE INA Holdings Incorporated	5.90	6-15-2019	350,000	375,311
Alleghany Corporation	5.63	9-15-2020	70,000	76,963
Allstate Corporation (3 Month LIBOR +2.12%) ±	6.50	5-15-2067	140,000	165,200
American International Group Incorporated	3.90	4-1-2026	700,000	731,476
American International Group Incorporated	4.50	7-16-2044	865,000	901,260
American International Group Incorporated	4.88	6-1-2022	1,450,000	1,602,873
American International Group Incorporated	6.40	12-15-2020	200,000	225,981
AON Corporation	6.25	9-30-2040	70,000	91,343
Arch Capital Group Limited	5.14	11-1-2043	147,000	169,533
Berkshire Hathaway Finance Corporation	2.90	10-15-2020	150,000	155,295
Berkshire Hathaway Finance Corporation	4.30	5-15-2043	200,000	216,874

The accompanying notes are an integral part of these financial statements.

164	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Insurance (continued)
Berkshire Hathaway Finance Corporation	4.40%	5-15-2042	$180,000	$197,949
Berkshire Hathaway Finance Corporation	5.75	1-15-2040	175,000	225,640
Berkshire Hathaway Incorporated	2.10	8-14-2019	200,000	201,839
Berkshire Hathaway Incorporated	2.75	3-15-2023	425,000	434,737
Berkshire Hathaway Incorporated	3.00	2-11-2023	75,000	77,691
Berkshire Hathaway Incorporated	3.13	3-15-2026	525,000	537,465
Berkshire Hathaway Incorporated	3.40	1-31-2022	175,000	184,952
Berkshire Hathaway Incorporated	4.50	2-11-2043	275,000	306,951
CHUBB Corporation	6.00	5-11-2037	196,000	258,003
CHUBB Corporation	6.50	5-15-2038	245,000	338,824
CNA Financial Corporation	5.88	8-15-2020	350,000	385,561
CNA Financial Corporation	7.35	11-15-2019	206,000	229,297
Hartford Financial Services Group Incorporated	4.30	4-15-2043	30,000	31,618
Hartford Financial Services Group Incorporated	5.13	4-15-2022	168,000	187,659
Hartford Financial Services Group Incorporated	5.50	3-30-2020	175,000	189,786
Hartford Financial Services Group Incorporated	5.95	10-15-2036	52,000	65,414
Hartford Financial Services Group Incorporated	6.10	10-1-2041	175,000	229,184
Lincoln National Corporation	4.00	9-1-2023	175,000	186,140
Lincoln National Corporation	4.85	6-24-2021	56,000	61,046
Lincoln National Corporation	6.15	4-7-2036	350,000	432,073
Lincoln National Corporation	6.25	2-15-2020	210,000	230,103
Loews Corporation	2.63	5-15-2023	105,000	105,779
Loews Corporation	4.13	5-15-2043	140,000	141,532
Marsh & McLennan Companies Incorporated	4.80	7-15-2021	210,000	229,442
MetLife Incorporated	3.05	12-15-2022	190,000	196,437
MetLife Incorporated	4.13	8-13-2042	210,000	215,535
MetLife Incorporated	4.37	9-15-2023	1,317,000	1,445,540
MetLife Incorporated	4.72	12-15-2044	175,000	196,149
MetLife Incorporated	4.75	2-8-2021	525,000	571,992
MetLife Incorporated	4.88	11-13-2043	350,000	404,176
MetLife Incorporated	5.70	6-15-2035	280,000	350,132
MetLife Incorporated	6.38	6-15-2034	196,000	257,610
MetLife Incorporated	6.50	12-15-2032	140,000	184,833
Principal Financial Group Incorporated	3.30	9-15-2022	175,000	181,646
Principal Financial Group Incorporated	3.40	5-15-2025	140,000	145,259
Principal Financial Group Incorporated	4.63	9-15-2042	175,000	193,653
Principal Financial Group Incorporated (3 Month LIBOR +3.04%) ±	4.70	5-15-2055	350,000	362,950
Progressive Corporation	6.25	12-1-2032	52,000	69,487
Prudential Financial Incorporated	5.10	8-15-2043	370,000	432,054
Prudential Financial Incorporated	4.50	11-16-2021	175,000	190,921
Prudential Financial Incorporated	4.60	5-15-2044	350,000	387,337
Prudential Financial Incorporated (3 Month LIBOR +3.04%) ±	5.20	3-15-2044	175,000	185,063
Prudential Financial Incorporated (3 Month LIBOR +3.92%) ±	5.63	6-15-2043	475,000	516,563
Prudential Financial Incorporated (3 Month LIBOR +4.18%) ±	5.88	9-15-2042	350,000	386,750
Prudential Financial Incorporated	6.20	11-15-2040	175,000	229,868
Prudential Financial Incorporated	6.63	12-1-2037	45,000	61,171
Prudential Financial Incorporated	7.38	6-15-2019	248,000	271,925
Prudential Financial Incorporated	5.75	7-15-2033	350,000	427,194
Prudential Financial Incorporated	5.40	6-13-2035	126,000	149,431
Reinsurance Group of America	5.00	6-1-2021	42,000	45,697

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	165

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Insurance (continued)
Reinsurance Group of America Incorporated	4.70%	9-15-2023	$210,000	$229,040
Reinsurance Group of America Incorporated	6.45	11-15-2019	245,000	267,705
Transatlantic Holdings Incorporated	8.00	11-30-2039	70,000	95,780
Travelers Companies Incorporated	5.35	11-1-2040	245,000	302,775
Travelers Companies Incorporated	5.90	6-2-2019	350,000	374,410
Travelers Companies Incorporated	6.25	6-15-2037	255,000	340,934
WR Berkley Corporation	5.38	9-15-2020	140,000	152,366
XL Capital Limited	6.25	5-15-2027	70,000	84,295
XL Capital Limited	6.38	11-15-2024	70,000	84,199

				21,539,308

REITs: 0.09%
American Tower Corporation	5.05	9-1-2020	350,000	378,999
Health Care REIT Incorporated	6.50	3-15-2041	140,000	180,081

				559,080

Thrifts & Mortgage Finance: 0.02%
People’s United Financial Incorporated	3.65	12-6-2022	105,000	108,716

Health Care: 9.72%

Biotechnology: 2.02%
AbbVie Incorporated	2.30	5-14-2021	350,000	350,780
AbbVie Incorporated	2.50	5-14-2020	250,000	253,202
AbbVie Incorporated	3.20	5-14-2026	420,000	419,679
AbbVie Incorporated	4.30	5-14-2036	245,000	256,058
AbbVie Incorporated	4.40	11-6-2042	350,000	362,849
AbbVie Incorporated	4.45	5-14-2046	420,000	438,397
Amgen Incorporated	3.63	5-15-2022	200,000	209,899
Amgen Incorporated	3.63	5-22-2024	350,000	365,862
Amgen Incorporated	3.88	11-15-2021	750,000	795,091
Amgen Incorporated	4.50	3-15-2020	45,000	47,833
Amgen Incorporated	4.95	10-1-2041	320,000	362,130
Amgen Incorporated	5.15	11-15-2041	245,000	282,253
Amgen Incorporated	5.75	3-15-2040	56,000	68,886
Amgen Incorporated	6.40	2-1-2039	175,000	227,762
Baxalta Incorporated	2.88	6-23-2020	280,000	284,932
Baxalta Incorporated	3.60	6-23-2022	140,000	145,557
Baxalta Incorporated	4.00	6-23-2025	455,000	479,397
Baxalta Incorporated	5.25	6-23-2045	280,000	324,750
Biogen Incorporated	5.20	9-15-2045	420,000	483,550
Celgene Corporation	2.88	8-15-2020	700,000	717,585
Celgene Corporation	3.25	8-15-2022	350,000	362,522
Celgene Corporation	3.63	5-15-2024	350,000	365,563
Celgene Corporation	3.88	8-15-2025	175,000	185,325
Celgene Corporation	3.95	10-15-2020	140,000	148,116
Celgene Corporation	4.00	8-15-2023	175,000	188,785
Celgene Corporation	4.63	5-15-2044	240,000	257,971
Celgene Corporation	5.00	8-15-2045	350,000	399,618
Celgene Corporation	5.25	8-15-2043	105,000	121,484

The accompanying notes are an integral part of these financial statements.

166	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Biotechnology (continued)
Genzyme Corporation	5.00%	6-15-2020	$140,000	$151,673
Gilead Sciences Incorporated	4.00	9-1-2036	310,000	318,893
Gilead Sciences Incorporated	3.65	3-1-2026	350,000	367,429
Gilead Sciences Incorporated	3.70	4-1-2024	350,000	371,762
Gilead Sciences Incorporated	4.40	12-1-2021	560,000	607,555
Gilead Sciences Incorporated	4.50	4-1-2021	350,000	377,572
Gilead Sciences Incorporated	4.50	2-1-2045	200,000	213,712
Gilead Sciences Incorporated	4.75	3-1-2046	350,000	391,203
Gilead Sciences Incorporated	4.80	4-1-2044	350,000	389,143

				12,094,778

Health Care Equipment & Supplies: 1.42%
Abbott Laboratories	2.35	11-22-2019	220,000	221,937
Abbott Laboratories	2.90	11-30-2021	560,000	569,675
Abbott Laboratories	3.75	11-30-2026	560,000	579,808
Abbott Laboratories	4.13	5-27-2020	175,000	184,536
Abbott Laboratories	5.13	4-1-2019	97,000	101,815
Abbott Laboratories	5.30	5-27-2040	175,000	199,620
Abbott Laboratories	6.00	4-1-2039	105,000	130,345
Abbott Laboratories	6.15	11-30-2037	166,000	207,071
Becton Dickinson & Company	2.89	6-6-2022	500,000	502,212
Becton Dickinson & Company	3.13	11-8-2021	210,000	215,331
Becton Dickinson & Company	3.25	11-12-2020	245,000	252,150
Becton Dickinson & Company	3.70	6-6-2027	750,000	759,355
Becton Dickinson & Company	4.69	12-15-2044	350,000	367,525
Boston Scientific Corporation	3.85	5-15-2025	200,000	209,536
Boston Scientific Corporation	6.00	1-15-2020	245,000	267,126
Boston Scientific Corporation	7.38	1-15-2040	210,000	285,576
C.R. Bard Incorporated	4.40	1-15-2021	118,000	124,406
Medtronic Incorporated	2.50	3-15-2020	220,000	223,795
Medtronic Incorporated	3.15	3-15-2022	350,000	364,878
Medtronic Incorporated	3.50	3-15-2025	600,000	632,406
Medtronic Incorporated	4.45	3-15-2020	280,000	298,455
Medtronic Incorporated	4.50	3-15-2042	140,000	158,342
Medtronic Incorporated	4.63	3-15-2044	175,000	197,750
Stryker Corporation	4.10	4-1-2043	175,000	176,943
Stryker Corporation	4.38	1-15-2020	105,000	111,206
Stryker Corporation	4.63	3-15-2046	350,000	386,824
Zimmer Holdings Incorporated	3.55	4-1-2025	500,000	508,046
Zimmer Holdings Incorporated	4.63	11-30-2019	250,000	263,188

				8,499,857

Health Care Providers & Services: 3.22%
Aetna Incorporated	2.20	3-15-2019	350,000	352,075
Aetna Incorporated	2.75	11-15-2022	650,000	660,041
Aetna Incorporated	4.13	6-1-2021	140,000	148,858
Aetna Incorporated	4.13	11-15-2042	175,000	184,681
Aetna Incorporated	4.75	3-15-2044	1,200,000	1,375,825
AmerisourceBergen Corporation	3.50	11-15-2021	210,000	219,376

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	167

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Health Care Providers & Services (continued)
AmerisourceBergen Corporation	4.25%	3-1-2045	$175,000	$179,403
AmerisourceBergen Corporation	4.88	11-15-2019	175,000	186,300
Cardinal Health Incorporated	2.62	6-15-2022	1,300,000	1,307,336
Cardinal Health Incorporated	3.20	3-15-2023	190,000	194,922
Cardinal Health Incorporated	3.50	11-15-2024	350,000	361,595
Catholic Health Initiatives	4.35	11-1-2042	175,000	165,869
CIGNA Corporation	4.00	2-15-2022	175,000	186,813
CIGNA Corporation	4.50	3-15-2021	70,000	75,093
CIGNA Corporation	5.13	6-15-2020	150,000	162,236
CIGNA Corporation	5.38	2-15-2042	245,000	299,395
CIGNA Corporation	6.15	11-15-2036	35,000	45,168
Coventry Health Care Incorporated	5.45	6-15-2021	406,000	448,198
Dignity Health	2.64	11-1-2019	350,000	354,240
Express Scripts Holding Company	3.40	3-1-2027	600,000	596,413
Express Scripts Holding Company	3.90	2-15-2022	350,000	369,388
Express Scripts Holding Company	4.80	7-15-2046	210,000	220,891
Express Scripts Holding Company	6.13	11-15-2041	175,000	211,717
Howard Hughes Medical Institute	3.50	9-1-2023	332,000	352,230
Humana Incorporated	3.15	12-1-2022	210,000	215,644
Humana Incorporated	3.85	10-1-2024	350,000	370,204
Humana Incorporated	4.95	10-1-2044	350,000	403,148
Kaiser Foundation Hospitals	4.88	4-1-2042	175,000	208,840
Laboratory Corporation of America Holdings	3.60	2-1-2025	350,000	362,159
Laboratory Corporation of America Holdings	3.75	8-23-2022	39,000	40,870
Laboratory Corporation of America Holdings	4.00	11-1-2023	105,000	111,302
Laboratory Corporation of America Holdings	4.63	11-15-2020	350,000	374,045
McKesson Corporation	2.28	3-15-2019	350,000	352,094
McKesson Corporation	2.85	3-15-2023	140,000	141,138
McKesson Corporation	4.88	3-15-2044	350,000	386,284
Medco Health Solutions Incorporated	4.13	9-15-2020	350,000	369,289
Quest Diagnostics Incorporated	4.70	4-1-2021	112,000	120,633
Quest Diagnostics Incorporated	4.75	1-30-2020	413,000	438,677
UnitedHealth Group Incorporated	1.63	3-15-2019	175,000	174,875
UnitedHealth Group Incorporated	1.70	2-15-2019	360,000	360,579
UnitedHealth Group Incorporated	2.13	3-15-2021	600,000	602,704
UnitedHealth Group Incorporated	2.70	7-15-2020	320,000	328,140
UnitedHealth Group Incorporated	3.95	10-15-2042	520,000	541,875
UnitedHealth Group Incorporated	4.25	3-15-2043	175,000	188,840
UnitedHealth Group Incorporated	4.75	7-15-2045	350,000	407,792
UnitedHealth Group Incorporated	5.80	3-15-2036	175,000	223,640
UnitedHealth Group Incorporated	5.95	2-15-2041	350,000	464,444
UnitedHealth Group Incorporated	6.63	11-15-2037	105,000	148,392
WellPoint Incorporated	2.25	8-15-2019	280,000	281,897
WellPoint Incorporated	3.13	5-15-2022	350,000	360,717
WellPoint Incorporated	3.30	1-15-2023	1,575,000	1,631,132
WellPoint Incorporated	4.65	1-15-2043	315,000	346,385
WellPoint Incorporated	4.65	8-15-2044	50,000	54,752
WellPoint Incorporated	5.85	1-15-2036	200,000	246,707
WellPoint Incorporated	7.00	2-15-2019	350,000	374,989

				19,290,250

The accompanying notes are an integral part of these financial statements.

168	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Life Sciences Tools & Services: 0.35%
Life Technologies Corporation	5.00%	1-15-2021	$105,000	$112,967
Life Technologies Corporation	6.00	3-1-2020	175,000	190,718
Thermo Fisher Scientific Incorporated	2.40	2-1-2019	280,000	282,041
Thermo Fisher Scientific Incorporated	3.00	4-15-2023	200,000	204,160
Thermo Fisher Scientific Incorporated	3.15	1-15-2023	350,000	359,985
Thermo Fisher Scientific Incorporated	3.30	2-15-2022	210,000	218,370
Thermo Fisher Scientific Incorporated	3.60	8-15-2021	280,000	293,415
Thermo Fisher Scientific Incorporated	4.15	2-1-2024	280,000	302,140
Thermo Fisher Scientific Incorporated	5.30	2-1-2044	140,000	165,386

				2,129,182

Pharmaceuticals: 2.71%
Allergan Incorporated	2.80	3-15-2023	157,000	157,578
Allergan Incorporated	3.38	9-15-2020	350,000	361,692
Bristol-Myers Squibb Company	1.75	3-1-2019	175,000	175,192
Bristol-Myers Squibb Company	2.00	8-1-2022	175,000	174,231
Bristol-Myers Squibb Company	3.25	11-1-2023	109,000	114,725
Bristol-Myers Squibb Company	3.25	8-1-2042	175,000	162,740
Bristol-Myers Squibb Company	4.50	3-1-2044	200,000	224,149
Eli Lilly & Company	2.75	6-1-2025	70,000	70,957
Eli Lilly & Company	3.70	3-1-2045	350,000	351,578
Eli Lilly & Company	5.50	3-15-2027	280,000	341,214
GlaxoSmithKline Capital Incorporated	2.80	3-18-2023	140,000	143,817
GlaxoSmithKline Capital Incorporated	5.38	4-15-2034	210,000	255,643
GlaxoSmithKline Capital Incorporated	6.38	5-15-2038	1,340,000	1,846,363
Johnson & Johnson	1.13	3-1-2019	350,000	348,616
Johnson & Johnson	2.45	3-1-2026	525,000	519,027
Johnson & Johnson	3.38	12-5-2023	300,000	322,718
Johnson & Johnson	3.70	3-1-2046	175,000	182,152
Johnson & Johnson	4.38	12-5-2033	200,000	227,973
Johnson & Johnson	4.50	9-1-2040	210,000	246,389
Johnson & Johnson	4.85	5-15-2041	140,000	170,890
Johnson & Johnson	4.95	5-15-2033	126,000	154,631
Merck & Company Incorporated	2.35	2-10-2022	250,000	254,078
Merck & Company Incorporated	2.40	9-15-2022	350,000	356,230
Merck & Company Incorporated	2.75	2-10-2025	270,000	272,224
Merck & Company Incorporated	3.60	9-15-2042	175,000	172,615
Merck & Company Incorporated	3.70	2-10-2045	200,000	202,136
Merck & Company Incorporated	3.88	1-15-2021	245,000	260,226
Merck & Company Incorporated	4.15	5-18-2043	350,000	377,565
Merck & Company Incorporated	5.00	6-30-2019	175,000	185,531
Merck & Company Incorporated	5.85	6-30-2039	52,000	69,237
Mylan Incorporated	2.55	3-28-2019	1,269,000	1,275,020
Mylan Incorporated	5.40	11-29-2043	23,000	25,090
Mylan NV Company	3.15	6-15-2021	280,000	283,982
Novartis Capital Corporation	1.80	2-14-2020	180,000	180,966
Novartis Capital Corporation	2.40	9-21-2022	350,000	355,207
Novartis Capital Corporation	3.40	5-6-2024	600,000	632,271
Novartis Capital Corporation	3.70	9-21-2042	175,000	177,409
Novartis Capital Corporation	4.40	4-24-2020	350,000	374,473

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	169

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Pharmaceuticals (continued)
Pfizer Incorporated	3.00%	12-15-2026	$700,000	$712,815
Pfizer Incorporated	3.40	5-15-2024	350,000	370,532
Pfizer Incorporated	4.00	12-15-2036	170,000	183,719
Pfizer Incorporated	4.13	12-15-2046	420,000	449,878
Pfizer Incorporated	4.30	6-15-2043	210,000	229,612
Pharmacia Corporation	6.60	12-1-2028	350,000	466,326
Schering-Plough Corporation	6.50	12-1-2033	175,000	236,839
Schering-Plough Corporation	6.55	9-15-2037	140,000	195,955
Teva Pharmaceutical Finance LLC	2.25	3-18-2020	175,000	171,262
Teva Pharmaceutical Finance LLC	6.15	2-1-2036	280,000	302,177
Watson Pharmaceuticals Incorporated	6.13	8-15-2019	91,000	98,266
Zoetis Incorporated	3.25	2-1-2023	420,000	434,512
Zoetis Incorporated	4.70	2-1-2043	350,000	381,840

				16,240,268

Industrials: 7.94%

Aerospace & Defense: 1.90%
Boeing Company	2.60	10-30-2025	1,400,000	1,396,813
Boeing Company	4.88	2-15-2020	428,000	461,491
Boeing Company	5.88	2-15-2040	21,000	27,972
Boeing Company	6.00	3-15-2019	210,000	223,916
Boeing Company	6.13	2-15-2033	126,000	165,996
General Dynamics Corporation	2.25	11-15-2022	350,000	351,373
General Dynamics Corporation	3.88	7-15-2021	140,000	149,862
Honeywell International Incorporated	3.35	12-1-2023	140,000	147,188
Honeywell International Incorporated	4.25	3-1-2021	35,000	37,735
Honeywell International Incorporated	5.70	3-15-2037	175,000	225,500
L-3 Communications Corporation	5.20	10-15-2019	350,000	373,131
Lockheed Martin Corporation	2.50	11-23-2020	260,000	264,493
Lockheed Martin Corporation	3.35	9-15-2021	175,000	183,274
Lockheed Martin Corporation	3.55	1-15-2026	700,000	731,075
Lockheed Martin Corporation	3.80	3-1-2045	350,000	345,547
Lockheed Martin Corporation	4.07	12-15-2042	229,000	236,129
Lockheed Martin Corporation	4.70	5-15-2046	350,000	396,757
Lockheed Martin Corporation	6.15	9-1-2036	122,000	160,782
Northrop Grumman Corporation	3.50	3-15-2021	210,000	219,997
Northrop Grumman Corporation	4.75	6-1-2043	350,000	402,145
Northrop Grumman Corporation	5.05	8-1-2019	59,000	62,491
Northrop Grumman Corporation	5.05	11-15-2040	70,000	81,915
Northrop Grumman Corporation	7.75	2-15-2031	210,000	304,612
Precision Castparts Corporation	2.50	1-15-2023	175,000	176,897
Precision Castparts Corporation	3.25	6-15-2025	210,000	216,792
Precision Castparts Corporation	3.90	1-15-2043	140,000	145,567
Raytheon Company	2.50	12-15-2022	245,000	248,685
Raytheon Company	4.70	12-15-2041	350,000	406,402
Raytheon Company	7.20	8-15-2027	84,000	114,523
Rockwell Collins Incorporated	3.70	12-15-2023	245,000	258,428
Rockwell Collins Incorporated	4.80	12-15-2043	175,000	195,012
Rockwell Collins Incorporated	5.25	7-15-2019	35,000	37,014

The accompanying notes are an integral part of these financial statements.

170	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Aerospace & Defense (continued)
Textron Incorporated	4.30%	3-1-2024	$140,000	$149,852
United Technologies Corporation	3.10	6-1-2022	587,000	606,920
United Technologies Corporation	3.75	11-1-2046	270,000	259,572
United Technologies Corporation	4.50	4-15-2020	350,000	373,384
United Technologies Corporation	4.50	6-1-2042	723,000	777,346
United Technologies Corporation	5.70	4-15-2040	350,000	436,478

				11,353,066

Air Freight & Logistics: 0.75%
FedEx Corporation	2.63	8-1-2022	337,000	344,360
FedEx Corporation	3.88	8-1-2042	140,000	135,720
FedEx Corporation	3.90	2-1-2035	330,000	334,799
FedEx Corporation	4.00	1-15-2024	203,000	219,480
FedEx Corporation	4.55	4-1-2046	350,000	370,366
FedEx Corporation	4.90	1-15-2034	175,000	196,833
FedEx Corporation	5.10	1-15-2044	210,000	237,592
FedEx Corporation	8.00	1-15-2019	280,000	303,149
United Parcel Service Incorporated	2.35	5-16-2022	900,000	912,506
United Parcel Service Incorporated	2.45	10-1-2022	280,000	284,413
United Parcel Service Incorporated	3.13	1-15-2021	630,000	654,908
United Parcel Service Incorporated	5.13	4-1-2019	210,000	220,999
United Parcel Service Incorporated	6.20	1-15-2038	206,000	282,296

				4,497,421

Airlines: 0.44%
American Airlines Incorporated	3.20	12-15-2029	1,168,800	1,185,046
American Airlines Incorporated	3.38	11-1-2028	28,926	29,522
American Airlines Incorporated	4.95	7-15-2024	474,162	508,301
Continental Airlines Incorporated	7.25	5-10-2021	91,121	100,233
Delta Air Lines Incorporated	6.82	2-10-2024	38,742	44,840
United Airlines Incorporated	4.00	10-11-2027	310,708	325,871
United Airlines Incorporated	4.30	2-15-2027	196,034	208,776
US Airways Group Incorporated	3.95	5-15-2027	84,583	88,389
US Airways Group Incorporated	4.63	12-3-2026	129,196	138,240

				2,629,218

Building Products: 0.23%
Johnson Controls International plc	3.90	2-14-2026	500,000	531,992
Johnson Controls International plc	4.25	3-1-2021	120,000	127,647
Johnson Controls International plc	5.00	3-30-2020	100,000	106,972
Masco Corporation	3.50	4-1-2021	245,000	253,048
Masco Corporation	4.38	4-1-2026	190,000	203,851
Owens Corning Incorporated	4.20	12-15-2022	149,000	158,852

				1,382,362

Commercial Services & Supplies: 0.40%
Black & Decker Corporation	3.40	12-1-2021	280,000	293,677
Cintas Corporation No. 2	3.25	6-1-2022	70,000	72,502
Equifax Incorporated	3.30	12-15-2022	162,000	167,669

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	171

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Commercial Services & Supplies (continued)
Pitney Bowes Incorporated	4.63%	3-15-2024	$350,000	$359,197
Republic Services Incorporated	2.90	7-1-2026	260,000	258,699
Republic Services Incorporated	4.75	5-15-2023	210,000	234,176
Republic Services Incorporated	5.25	11-15-2021	35,000	39,038
Republic Services Incorporated	5.50	9-15-2019	87,000	93,189
Waste Management Incorporated	4.10	3-1-2045	350,000	373,262
Waste Management Incorporated	4.60	3-1-2021	140,000	151,279
Waste Management Incorporated	4.75	6-30-2020	350,000	376,945

				2,419,633

Electrical Equipment: 0.33%
Eaton Corporation	4.15	11-2-2042	350,000	360,879
Eaton Corporation	6.95	3-20-2019	140,000	150,327
Emerson Electric Company	3.15	6-1-2025	210,000	217,627
Emerson Electric Company	4.25	11-15-2020	140,000	149,763
Emerson Electric Company	4.88	10-15-2019	140,000	148,700
Emerson Electric Company	5.25	10-15-2018	35,000	36,411
Emerson Electric Company	5.25	11-15-2039	350,000	421,772
Roper Industries Incorporated	2.05	10-1-2018	350,000	350,830
Roper Industries Incorporated	6.25	9-1-2019	140,000	151,571

				1,987,880

Industrial Conglomerates: 1.11%
3M Company	2.00	6-26-2022	507,000	507,782
3M Company	5.70	3-15-2037	227,000	296,291
GATX Corporation	2.50	3-15-2019	117,000	117,884
GATX Corporation	4.85	6-1-2021	70,000	76,297
General Electric Company	2.70	10-9-2022	700,000	716,521
General Electric Company	4.13	10-9-2042	2,825,000	2,989,409
General Electric Company	4.50	3-11-2044	200,000	223,078
Honeywell International Incorporated	2.50	11-1-2026	1,800,000	1,749,339

				6,676,601

Machinery: 0.68%
Caterpillar Incorporated	3.80	8-15-2042	105,000	107,696
Caterpillar Incorporated	3.90	5-27-2021	700,000	745,964
Caterpillar Incorporated	4.30	5-15-2044	350,000	386,470
Cummins Incorporated	3.65	10-1-2023	117,000	124,455
Cummins Incorporated	4.88	10-1-2043	60,000	70,013
Deere & Company	2.60	6-8-2022	350,000	356,651
Deere & Company	3.90	6-9-2042	350,000	369,288
Deere & Company	5.38	10-16-2029	210,000	260,025
Dover Corporation	4.30	3-1-2021	350,000	374,262
Dover Corporation	5.38	10-15-2035	140,000	168,565
Illinois Tool Works Incorporated	3.38	9-15-2021	84,000	88,485
Illinois Tool Works Incorporated	3.90	9-1-2042	214,000	224,572
Illinois Tool Works Incorporated	4.88	9-15-2041	206,000	245,277
Illinois Tool Works Incorporated	6.25	4-1-2019	108,000	115,760
Parker Hannifin Corporation	3.50	9-15-2022	70,000	73,712

The accompanying notes are an integral part of these financial statements.

172	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Machinery (continued)
Parker Hannifin Corporation	6.25%	5-15-2038	$42,000	$56,977
Stanley Black & Decker Incorporated	2.90	11-1-2022	245,000	250,761
Stanley Black & Decker Incorporated (3 Month LIBOR +4.30%) ±	5.75	12-15-2053	70,000	73,150

				4,092,083

Professional Services: 0.11%
Verisk Analytics Incorporated	4.00	6-15-2025	420,000	442,487
Verisk Analytics Incorporated	4.13	9-12-2022	175,000	186,699

				629,186

Road & Rail: 1.87%
BNSF Railway Company	5.75	5-1-2040	385,000	487,758
Burlington Northern Santa Fe LLC	3.00	3-15-2023	210,000	217,532
Burlington Northern Santa Fe LLC	3.40	9-1-2024	210,000	220,691
Burlington Northern Santa Fe LLC	3.75	4-1-2024	350,000	375,258
Burlington Northern Santa Fe LLC	4.40	3-15-2042	470,000	503,152
Burlington Northern Santa Fe LLC	4.45	3-15-2043	210,000	228,715
Burlington Northern Santa Fe LLC	4.55	9-1-2044	210,000	233,041
Burlington Northern Santa Fe LLC	4.70	10-1-2019	87,000	92,167
Burlington Northern Santa Fe LLC	4.95	9-15-2041	140,000	164,101
Burlington Northern Santa Fe LLC	5.05	3-1-2041	175,000	205,444
Burlington Northern Santa Fe LLC	5.15	9-1-2043	210,000	253,097
CSX Corporation	3.40	8-1-2024	278,000	287,667
CSX Corporation	3.70	10-30-2020	175,000	183,320
CSX Corporation	4.10	3-15-2044	280,000	282,916
CSX Corporation	4.25	6-1-2021	140,000	149,673
CSX Corporation	4.40	3-1-2043	390,000	408,591
CSX Corporation	4.50	8-1-2054	350,000	363,151
CSX Corporation	4.75	5-30-2042	161,000	177,594
CSX Corporation	6.00	10-1-2036	210,000	264,337
CSX Corporation	6.15	5-1-2037	224,000	288,926
CSX Corporation	6.22	4-30-2040	140,000	181,670
Kansas City Southern	3.00	5-15-2023	51,000	51,606
Kansas City Southern	4.30	5-15-2043	140,000	144,489
Norfolk Southern Corporation	2.90	6-15-2026	50,000	50,060
Norfolk Southern Corporation	2.90	2-15-2023	400,000	408,894
Norfolk Southern Corporation	3.00	4-1-2022	350,000	360,398
Norfolk Southern Corporation	3.85	1-15-2024	140,000	149,601
Norfolk Southern Corporation	3.95	10-1-2042	384,000	392,660
Norfolk Southern Corporation	5.90	6-15-2019	545,000	583,678
Norfolk Southern Corporation	6.00	5-23-2111	710,000	927,914
Ryder System Incorporated	2.45	11-15-2018	245,000	246,848
Ryder System Incorporated	2.50	5-11-2020	140,000	141,703
Union Pacific Corporation	2.25	2-15-2019	140,000	141,421
Union Pacific Corporation	2.75	4-15-2023	200,000	204,809
Union Pacific Corporation	3.25	1-15-2025	175,000	181,849
Union Pacific Corporation	3.75	3-15-2024	140,000	150,007
Union Pacific Corporation	3.80	10-1-2051	809,000	806,402
Union Pacific Corporation	4.15	1-15-2045	175,000	186,601

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	173

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Road & Rail (continued)
Union Pacific Corporation	4.16%	7-15-2022	$306,000	$332,561
Union Pacific Corporation	4.30	6-15-2042	175,000	190,300

				11,220,602

Trading Companies & Distributors: 0.12%
Air Lease Corporation	3.38	1-15-2019	375,000	382,061
W.W. Grainger Incorporated	4.60	6-15-2045	280,000	306,512

				688,573

Information Technology: 6.55%

Communications Equipment: 0.85%
Cisco Systems Incorporated	2.20	2-28-2021	700,000	707,464
Cisco Systems Incorporated	2.45	6-15-2020	420,000	428,562
Cisco Systems Incorporated	2.90	3-4-2021	210,000	216,881
Cisco Systems Incorporated	2.95	2-28-2026	340,000	344,617
Cisco Systems Incorporated	3.00	6-15-2022	140,000	145,704
Cisco Systems Incorporated	5.50	1-15-2040	490,000	615,995
Harris Corporation	4.40	12-15-2020	210,000	223,519
Motorola Incorporated	3.50	3-1-2023	385,000	390,802
Motorola Incorporated	7.50	5-15-2025	84,000	103,369
Qualcomm Incorporated	2.25	5-20-2020	500,000	505,135
Qualcomm Incorporated	3.45	5-20-2025	700,000	725,715
Qualcomm Incorporated	4.80	5-20-2045	620,000	683,355

				5,091,118

Electronic Equipment, Instruments & Components: 0.34%
Agilent Technologies Incorporated	3.88	7-15-2023	105,000	110,454
Amphenol Corporation	4.00	2-1-2022	210,000	222,865
Avnet Incorporated	5.88	6-15-2020	70,000	75,543
Corning Incorporated	2.90	5-15-2022	350,000	356,467
Corning Incorporated	4.25	8-15-2020	175,000	185,158
Corning Incorporated	5.75	8-15-2040	105,000	126,961
Dell International LLC/EMC Corporation 144A	3.48	6-1-2019	220,000	224,841
Keysight Technologies Incorporated	3.30	10-30-2019	175,000	177,713
Keysight Technologies Incorporated	4.55	10-30-2024	175,000	187,137
L-3 Communications Corporation	4.95	2-15-2021	350,000	377,430

				2,044,569

Internet Software & Services: 0.41%
Alphabet Incorporated	3.38	2-25-2024	87,000	92,204
Alphabet Incorporated	3.63	5-19-2021	350,000	371,535
eBay Incorporated	2.60	7-15-2022	245,000	245,515
eBay Incorporated	2.88	8-1-2021	350,000	357,071
eBay Incorporated	3.25	10-15-2020	140,000	144,662
eBay Incorporated	3.45	8-1-2024	405,000	414,496
eBay Incorporated	3.80	3-9-2022	638,000	672,102
eBay Incorporated	4.00	7-15-2042	175,000	158,945

				2,456,530

The accompanying notes are an integral part of these financial statements.

174	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

IT Services: 1.33%
Fidelity National Information Services Incorporated	3.00%	8-15-2026	$400,000	$393,766
Fidelity National Information Services Incorporated	3.50	4-15-2023	49,000	51,059
Fidelity National Information Services Incorporated	4.50	8-15-2046	300,000	313,116
Fidelity National Information Services Incorporated	5.00	10-15-2025	195,000	221,130
Fiserv Incorporated	2.70	6-1-2020	280,000	284,549
Fiserv Incorporated	3.50	10-1-2022	280,000	290,230
Fiserv Incorporated	3.85	6-1-2025	210,000	220,554
IBM Corporation	1.63	5-15-2020	350,000	349,491
IBM Corporation	1.88	8-1-2022	280,000	275,576
IBM Corporation	1.95	2-12-2019	350,000	352,066
IBM Corporation	3.38	8-1-2023	210,000	219,483
IBM Corporation	4.00	6-20-2042	350,000	353,988
IBM Corporation	5.88	11-29-2032	175,000	224,432
IBM Corporation	7.00	10-30-2025	210,000	272,305
IBM Corporation	7.63	10-15-2018	350,000	373,006
Total System Services Incorporated	3.75	6-1-2023	105,000	109,738
Visa Incorporated	2.20	12-14-2020	700,000	708,784
Visa Incorporated	3.15	12-14-2025	1,020,000	1,050,198
Visa Incorporated	4.30	12-14-2045	700,000	777,879
Western Union Company	5.25	4-1-2020	56,000	59,941
Western Union Company	6.20	11-17-2036	122,000	131,893
Xerox Corporation	4.50	5-15-2021	400,000	422,353
Xerox Corporation	5.63	12-15-2019	140,000	149,466
Xerox Corporation	6.75	12-15-2039	340,000	367,830

				7,972,833

Semiconductors & Semiconductor Equipment: 1.26%
Altera Corporation	2.50	11-15-2018	175,000	177,095
Analog Devices Incorporated	2.88	6-1-2023	105,000	106,537
Applied Materials Incorporated	4.30	6-15-2021	210,000	227,738
Applied Materials Incorporated	5.85	6-15-2041	140,000	177,651
Broadcom Corporation 144A	2.38	1-15-2020	260,000	261,711
Broadcom Corporation 144A	3.00	1-15-2022	700,000	710,863
Broadcom Corporation 144A	3.88	1-15-2027	1,000,000	1,028,945
Intel Corporation	2.60	5-19-2026	220,000	215,851
Intel Corporation	3.30	10-1-2021	593,000	623,393
Intel Corporation	4.25	12-15-2042	175,000	187,625
Intel Corporation	4.80	10-1-2041	450,000	520,169
Intel Corporation	4.90	7-29-2045	525,000	620,649
KLA-Tencor Corporation	4.65	11-1-2024	700,000	765,714
Lam Research Corporation	2.80	6-15-2021	350,000	356,592
Maxim Integrated Product Incorporated	3.38	3-15-2023	140,000	143,469
Qualcomm Incorporated	1.85	5-20-2019	700,000	703,016
Texas Instruments Incorporated	1.65	8-3-2019	175,000	174,983
Texas Instruments Incorporated	2.25	5-1-2023	175,000	174,613
Xilinx Incorporated	2.13	3-15-2019	175,000	175,554
Xilinx Incorporated	3.00	3-15-2021	175,000	179,328

				7,531,496

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	175

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Software: 1.10%
Adobe Systems Incorporated	4.75%	2-1-2020	$227,000	$243,269
Autodesk Incorporated	3.60	12-15-2022	175,000	180,392
CA Incorporated	5.38	12-1-2019	350,000	373,737
Microsoft Corporation	1.63	12-6-2018	280,000	281,204
Microsoft Corporation	2.00	11-3-2020	490,000	494,204
Microsoft Corporation	3.00	10-1-2020	280,000	290,070
Microsoft Corporation	3.75	5-1-2043	33,000	33,614
Microsoft Corporation	3.75	2-12-2045	350,000	355,384
Microsoft Corporation	3.95	8-8-2056	750,000	765,881
Microsoft Corporation	4.00	2-12-2055	350,000	359,938
Microsoft Corporation	4.50	2-6-2057	250,000	280,070
Microsoft Corporation	4.88	12-15-2043	140,000	165,487
Microsoft Corporation	5.20	6-1-2039	77,000	95,086
Oracle Corporation	2.50	10-15-2022	560,000	567,375
Oracle Corporation	2.80	7-8-2021	250,000	258,103
Oracle Corporation	3.88	7-15-2020	245,000	259,906
Oracle Corporation	4.00	7-15-2046	350,000	360,138
Oracle Corporation	4.30	7-8-2034	175,000	192,076
Oracle Corporation	4.38	5-15-2055	200,000	216,975
Oracle Corporation	4.50	7-8-2044	350,000	385,429
Oracle Corporation	6.13	7-8-2039	140,000	187,123
Oracle Corporation	6.50	4-15-2038	175,000	242,245

				6,587,706

Technology Hardware, Storage & Peripherals: 1.26%
Apple Incorporated	1.70	2-22-2019	220,000	220,814
Apple Incorporated	3.20	5-11-2027	750,000	766,953
Apple Incorporated	3.25	2-23-2026	475,000	491,202
Apple Incorporated	3.35	2-9-2027	200,000	207,163
Apple Incorporated	3.45	2-9-2045	700,000	670,947
Apple Incorporated	4.38	5-13-2045	350,000	385,962
Apple Incorporated	4.65	2-23-2046	200,000	229,308
Diamond 1 Finance Corporation 144A	4.42	6-15-2021	400,000	421,503
Diamond 1 Finance Corporation 144A	8.35	7-15-2046	700,000	906,162
Hewlett Packard Enterprise Company	4.90	10-15-2025	700,000	743,071
Hewlett Packard Enterprise Company	6.35	10-15-2045	525,000	557,472
Hewlett-Packard Company	3.75	12-1-2020	29,000	30,345
Hewlett-Packard Company	4.05	9-15-2022	175,000	186,428
Hewlett-Packard Company	4.65	12-9-2021	350,000	378,918
Hewlett-Packard Company	6.00	9-15-2041	332,000	353,894
HP Enterprise Company	3.60	10-15-2020	995,000	1,032,392

				7,582,534

Materials: 2.75%

Chemicals: 1.95%
Air Products & Chemicals Incorporated	3.00	11-3-2021	175,000	181,397
Air Products & Chemicals Incorporated	3.35	7-31-2024	245,000	257,047
Air Products & Chemicals Incorporated	4.38	8-21-2019	105,000	110,335
Dow Chemical Company	3.50	10-1-2024	175,000	182,382

The accompanying notes are an integral part of these financial statements.

176	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Chemicals (continued)
Dow Chemical Company	4.13%	11-15-2021	$350,000	$373,936
Dow Chemical Company	4.25	10-1-2034	175,000	182,702
Dow Chemical Company	4.38	11-15-2042	540,000	553,865
Dow Chemical Company	5.25	11-15-2041	175,000	200,432
Dow Chemical Company	7.38	11-1-2029	420,000	566,021
Dow Chemical Company	8.55	5-15-2019	458,000	508,488
E.I. du Pont de Nemours & Company	2.80	2-15-2023	210,000	213,403
E.I. du Pont de Nemours & Company	3.63	1-15-2021	350,000	367,872
E.I. du Pont de Nemours & Company	4.15	2-15-2043	210,000	214,523
E.I. du Pont de Nemours & Company	4.50	8-15-2019	280,000	294,864
E.I. du Pont de Nemours & Company	4.63	1-15-2020	140,000	148,881
E.I. du Pont de Nemours & Company	4.90	1-15-2041	700,000	797,254
E.I. du Pont de Nemours & Company	6.50	1-15-2028	175,000	221,625
Eastman Chemical Company	2.70	1-15-2020	210,000	212,686
Eastman Chemical Company	3.60	8-15-2022	280,000	291,574
Eastman Chemical Company	4.80	9-1-2042	140,000	150,735
Ecolab Incorporated	4.35	12-8-2021	350,000	380,795
Ecolab Incorporated	5.50	12-8-2041	210,000	262,239
FMC Corporation	3.95	2-1-2022	87,000	90,323
FMC Corporation	4.10	2-1-2024	175,000	182,678
Monsanto Company	3.38	7-15-2024	200,000	205,401
Monsanto Company	4.70	7-15-2064	210,000	215,025
Monsanto Company	5.50	8-15-2025	70,000	80,455
Mosaic Company	3.75	11-15-2021	80,000	83,377
Mosaic Company	4.25	11-15-2023	297,000	311,217
Mosaic Company	5.45	11-15-2033	213,000	222,731
Mosaic Company	5.63	11-15-2043	175,000	182,858
Praxair Incorporated	2.20	8-15-2022	350,000	350,819
Praxair Incorporated	2.45	2-15-2022	140,000	141,804
Praxair Incorporated	2.70	2-21-2023	105,000	105,939
Praxair Incorporated	4.05	3-15-2021	140,000	149,270
RPM International Incorporated	6.13	10-15-2019	140,000	151,925
Sherwin-Williams Company	3.13	6-1-2024	2,000,000	2,031,210
Sherwin-Williams Company	3.45	8-1-2025	400,000	407,534
Sherwin-Williams Company	4.00	12-15-2042	92,000	88,610

				11,674,232

Containers & Packaging: 0.10%
Bemis Company Incorporated	6.80	8-1-2019	7,000	7,630
International Paper Company	3.00	2-15-2027	260,000	252,515
Packaging Corporation of America	3.65	9-15-2024	175,000	181,239
Packaging Corporation of America	3.90	6-15-2022	140,000	147,882

				589,266

Metals & Mining: 0.35%
Barrick Gold Finance Company LLC	4.40	5-30-2021	101,000	109,242
Barrick Gold Finance Company LLC	5.70	5-30-2041	210,000	253,325
Newmont Mining Corporation	3.50	3-15-2022	420,000	437,355
Newmont Mining Corporation	4.88	3-15-2042	350,000	378,163

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	177

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Metals & Mining (continued)
Nucor Corporation	4.00%	8-1-2023	$132,000	$141,465
Nucor Corporation	5.20	8-1-2043	140,000	167,058
Nucor Corporation	6.40	12-1-2037	140,000	185,108
Southern Copper Corporation	5.38	4-16-2020	63,000	68,124
Southern Copper Corporation	6.75	4-16-2040	308,000	376,042

				2,115,882

Paper & Forest Products: 0.35%
Georgia-Pacific LLC	8.00	1-15-2024	140,000	181,437
International Paper Company	3.65	6-15-2024	350,000	365,865
International Paper Company	4.75	2-15-2022	52,000	56,975
International Paper Company	4.80	6-15-2044	175,000	188,322
International Paper Company	6.00	11-15-2041	374,000	456,180
International Paper Company	7.30	11-15-2039	175,000	242,941
International Paper Company	7.50	8-15-2021	315,000	375,124
MeadWestvaco Corporation	7.95	2-15-2031	35,000	49,615
Plum Creek Timberlands LP	3.25	3-15-2023	192,000	196,537

				2,112,996

Real Estate: 4.00%

Equity REITs: 4.00%
Alexandria Real Estate Equities Incorporated	4.50	7-30-2029	525,000	563,796
American Campus Communities Incorporated	3.75	4-15-2023	70,000	72,772
American Tower Corporation	3.45	9-15-2021	350,000	363,174
American Tower Corporation	3.50	1-31-2023	295,000	306,423
American Tower Corporation	4.00	6-1-2025	350,000	366,692
American Tower Corporation	5.00	2-15-2024	245,000	272,209
American Tower Corporation	5.90	11-1-2021	395,000	448,701
AvalonBay Communities Incorporated	2.95	9-15-2022	245,000	250,399
AvalonBay Communities Incorporated	3.45	6-1-2025	140,000	144,740
AvalonBay Communities Incorporated	3.50	11-15-2024	105,000	109,455
AvalonBay Communities Incorporated	3.63	10-1-2020	140,000	145,966
AvalonBay Communities Incorporated	4.20	12-15-2023	175,000	189,041
Boston Properties LP	3.13	9-1-2023	105,000	108,142
Boston Properties LP	3.80	2-1-2024	1,510,000	1,596,271
Boston Properties LP	3.85	2-1-2023	280,000	298,079
Boston Properties LP	4.13	5-15-2021	210,000	223,020
Boston Properties LP	5.63	11-15-2020	380,000	417,179
Boston Properties LP	5.88	10-15-2019	350,000	376,453
CBL & Associates LP	4.60	10-15-2024	92,000	87,738
CBL & Associates LP	5.25	12-1-2023	47,000	47,199
CBL & Associates LP	5.95	12-15-2026	200,000	202,493
Corporate Office Properties LP	3.60	5-15-2023	70,000	70,479
Corporate Office Properties LP	3.70	6-15-2021	350,000	360,545
Crown Castle International Corporation	3.70	6-15-2026	350,000	355,070
Crown Castle International Corporation	4.88	4-15-2022	50,000	54,663
Crown Castle International Corporation	5.25	1-15-2023	350,000	390,370
Crown Castle International Corporation	4.75	5-15-2047	900,000	943,747
DDR Corporation	3.38	5-15-2023	175,000	173,287

The accompanying notes are an integral part of these financial statements.

178	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Equity REITs (continued)
DDR Corporation	3.50%	1-15-2021	$175,000	$178,273
DDR Corporation	4.63	7-15-2022	175,000	185,254
Digital Realty Trust LP	3.63	10-1-2022	140,000	146,511
Digital Realty Trust LP	3.95	7-1-2022	140,000	148,554
Digital Realty Trust LP	5.25	3-15-2021	70,000	76,419
Digital Realty Trust LP	5.88	2-1-2020	210,000	226,741
Duke Realty LP	3.75	12-1-2024	455,000	475,991
Entertainment Properties Trust	5.75	8-15-2022	105,000	117,052
Equity One Incorporated	3.75	11-15-2022	175,000	181,892
ERP Operating LP	4.63	12-15-2021	419,000	456,347
Essex Portfolio LP	3.25	5-1-2023	70,000	71,056
Federal Realty Investment Trust	4.50	12-1-2044	175,000	186,485
HCP Incorporated	3.15	8-1-2022	70,000	71,481
HCP Incorporated	3.75	2-1-2019	70,000	71,402
HCP Incorporated	3.88	8-15-2024	200,000	208,556
HCP Incorporated	4.25	11-15-2023	195,000	208,913
HCP Incorporated	5.38	2-1-2021	45,000	49,110
HCP Incorporated	6.75	2-1-2041	95,000	125,240
Health Care REIT Incorporated	4.00	6-1-2025	210,000	221,511
Health Care REIT Incorporated	4.13	4-1-2019	175,000	180,193
Health Care REIT Incorporated	4.50	1-15-2024	140,000	152,460
Health Care REIT Incorporated	4.95	1-15-2021	175,000	189,046
Health Care REIT Incorporated	5.25	1-15-2022	70,000	77,455
Hospitality Properties Trust	4.65	3-15-2024	350,000	369,907
Host Hotels & Resorts Company	3.75	10-15-2023	70,000	72,142
Host Hotels & Resorts Company	4.75	3-1-2023	175,000	189,163
Host Hotels & Resorts Company	6.00	10-1-2021	350,000	392,306
Kilroy Realty Corporation	3.80	1-15-2023	175,000	181,704
Kimco Realty Corporation	2.80	10-1-2026	350,000	332,600
Kimco Realty Corporation	6.88	10-1-2019	70,000	76,765
Liberty Property LP	4.40	2-15-2024	109,000	117,358
Liberty Property LP	4.75	10-1-2020	175,000	186,428
Mid-America Apartments LP	4.30	10-15-2023	35,000	37,514
National Retail Properties Incorporated	3.30	4-15-2023	70,000	71,500
National Retail Properties Incorporated	3.80	10-15-2022	70,000	73,433
ProLogis LP	3.35	2-1-2021	280,000	290,735
Realty Income Corporation	3.88	7-15-2024	350,000	364,633
Realty Income Corporation	4.65	8-1-2023	210,000	230,116
Simon Property Group LP	2.20	2-1-2019	350,000	352,345
Simon Property Group LP	3.30	1-15-2026	410,000	417,235
Simon Property Group LP	3.38	3-15-2022	350,000	364,992
Simon Property Group LP	3.75	2-1-2024	175,000	184,593
Simon Property Group LP	4.13	12-1-2021	210,000	224,717
Simon Property Group LP	4.38	3-1-2021	350,000	374,614
Simon Property Group LP	4.75	3-15-2042	175,000	193,847
Simon Property Group LP	6.75	2-1-2040	245,000	337,680
UDR Incorporated	3.70	10-1-2020	175,000	181,248
UDR Incorporated	4.63	1-10-2022	70,000	75,146
Ventas Realty LP	2.70	4-1-2020	660,000	668,361
Ventas Realty LP	3.85	4-1-2027	1,800,000	1,848,952

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	179

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Equity REITs (continued)
Ventas Realty LP	4.25%	3-1-2022	$700,000	$745,605
Ventas Realty LP	4.75	6-1-2021	105,000	113,181
Ventas Realty LP	5.70	9-30-2043	175,000	209,311
VEREIT Operating Partnership LP	3.00	2-6-2019	147,000	148,797
VEREIT Operating Partnership LP	4.13	6-1-2021	80,000	84,007
VEREIT Operating Partnership LP	4.60	2-6-2024	98,000	103,598
VEREIT Operating Partnership LP	4.88	6-1-2026	119,000	127,823
Vornado Realty LP	2.50	6-30-2019	350,000	353,298
Weyerhaeuser Company	4.63	9-15-2023	210,000	231,125
Weyerhaeuser Company	7.38	10-1-2019	70,000	77,469
Weyerhaeuser Company	7.38	3-15-2032	200,000	283,997
WP Carey Incorporated	4.60	4-1-2024	350,000	370,616

				24,002,906

Telecommunication Services: 0.79%

Diversified Telecommunication Services: 0.73%
AT&T Incorporated	3.00	2-15-2022	200,000	202,558
AT&T Incorporated	3.90	3-11-2024	350,000	364,859
AT&T Incorporated	4.30	12-15-2042	350,000	324,989
AT&T Incorporated	4.50	5-15-2035	230,000	225,155
AT&T Incorporated	5.00	3-1-2021	200,000	217,105
AT&T Incorporated	5.15	3-15-2042	350,000	357,177
AT&T Incorporated	6.00	8-15-2040	280,000	317,169
AT&T Incorporated	6.30	1-15-2038	350,000	410,912
Qwest Corporation	6.88	9-15-2033	178,000	175,963
Verizon Communications Incorporated	3.85	11-1-2042	260,000	225,386
Verizon Communications Incorporated	4.67	3-15-2055	655,000	608,737
Verizon Communications Incorporated	4.75	11-1-2041	350,000	345,770
Verizon Communications Incorporated	4.86	8-21-2046	581,000	578,039

				4,353,819

Wireless Telecommunication Services: 0.06%
CC Holdings GS V LLC	3.85	4-15-2023	350,000	368,814

Utilities: 6.36%

Electric Utilities: 4.61%
Alabama Power Company	3.55	12-1-2023	175,000	185,505
Alabama Power Company	3.85	12-1-2042	140,000	144,023
Alabama Power Company	4.15	8-15-2044	105,000	113,374
American Electric Power Company Incorporated	2.95	12-15-2022	140,000	143,621
Appalachian Power Company	3.40	6-1-2025	175,000	181,774
Appalachian Power Company	4.45	6-1-2045	175,000	195,512
Appalachian Power Company	7.00	4-1-2038	70,000	99,209
Arizona Public Service Company	3.15	5-15-2025	105,000	106,966
Arizona Public Service Company	4.50	4-1-2042	70,000	78,331
Baltimore Gas & Electric Company	3.50	8-15-2046	50,000	48,119
Carolina Power & Light Company	2.80	5-15-2022	175,000	179,848
CenterPoint Energy Houston	2.25	8-1-2022	210,000	210,316
CenterPoint Energy Houston	3.55	8-1-2042	175,000	173,322

The accompanying notes are an integral part of these financial statements.

180	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
CenterPoint Energy Houston	4.50%	4-1-2044	$175,000	$199,472
Cleveland Electric Illuminating Company	5.50	8-15-2024	500,000	578,555
Commonwealth Edison Company	3.80	10-1-2042	70,000	72,203
Commonwealth Edison Company	4.70	1-15-2044	175,000	202,878
Commonwealth Edison Company	5.90	3-15-2036	175,000	228,999
Connecticut Light & Power Company	4.15	6-1-2045	87,000	94,272
Consolidated Edison Company of New York Incorporated	4.20	3-15-2042	175,000	188,239
Consolidated Edison Company of New York Incorporated	4.30	12-1-2056	245,000	266,306
Consolidated Edison Company of New York Incorporated	4.45	3-15-2044	350,000	393,118
Consolidated Edison Company of New York Incorporated	6.20	6-15-2036	200,000	266,352
Consolidated Edison Company of New York Incorporated	6.30	8-15-2037	175,000	235,876
Consolidated Edison Company of New York Incorporated	6.75	4-1-2038	210,000	299,864
Consolidated Edison Company of New York Incorporated	7.13	12-1-2018	140,000	149,077
DTE Electric Company	3.65	3-15-2024	105,000	111,884
Duke Energy Carolinas LLC	4.30	6-15-2020	50,000	53,418
Duke Energy Carolinas LLC	6.10	6-1-2037	175,000	230,667
Duke Energy Carolinas LLC	7.00	11-15-2018	70,000	74,381
Duke Energy Corporation	3.05	8-15-2022	70,000	71,809
Duke Energy Corporation	3.95	10-15-2023	140,000	149,380
Duke Energy Florida Incorporated	3.85	11-15-2042	70,000	71,979
Duke Energy Indiana Incorporated	3.75	5-15-2046	175,000	176,935
Duke Energy Indiana Incorporated	4.90	7-15-2043	105,000	126,412
Duke Energy Indiana Incorporated	6.45	4-1-2039	45,000	62,807
Duke Energy Progress Incorporated	3.00	9-15-2021	175,000	180,495
Duke Energy Progress Incorporated	4.10	3-15-2043	105,000	113,156
Duke Energy Progress Incorporated	4.15	12-1-2044	175,000	189,471
Duke Energy Progress Incorporated	4.38	3-30-2044	175,000	194,715
Emera US Finance LP	3.55	6-15-2026	200,000	203,774
Entergy Arkansas Incorporated	3.70	6-1-2024	175,000	185,657
Entergy Corporation	5.13	9-15-2020	175,000	188,792
Entergy Gulf States Louisiana LLC	5.59	10-1-2024	84,000	98,159
Entergy Louisiana LLC	3.25	4-1-2028	350,000	357,557
Entergy Louisiana LLC	5.40	11-1-2024	175,000	203,903
Entergy Texas Incorporated	7.13	2-1-2019	140,000	149,519
Exelon Corporation	4.95	6-15-2035	140,000	158,249
Exelon Corporation	5.10	6-15-2045	280,000	322,537
Exelon Corporation	5.63	6-15-2035	255,000	308,692
Exelon Generation Company LLC	4.25	6-15-2022	157,000	167,127
FirstEnergy Corporation	4.25	3-15-2023	168,000	178,273
FirstEnergy Corporation Series C	7.38	11-15-2031	390,000	526,344
Florida Power & Light Company	3.25	6-1-2024	350,000	365,393
Florida Power & Light Company	4.05	6-1-2042	175,000	189,052
Florida Power & Light Company	4.13	2-1-2042	560,000	609,672
Florida Power & Light Company	5.25	2-1-2041	140,000	175,191
Florida Power & Light Company	5.95	2-1-2038	224,000	298,180
Florida Power & Light Company	5.96	4-1-2039	175,000	234,171
Florida Power Corporation	5.65	4-1-2040	87,000	112,526
Georgia Power Company	4.30	3-15-2042	175,000	185,137
Georgia Power Company	4.30	3-15-2043	245,000	259,613
Georgia Power Company	5.40	6-1-2040	175,000	210,773

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	181

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
Georgia Power Company	5.95%	2-1-2039	$175,000	$221,179
Great Plains Energy Incorporated	4.85	6-1-2021	35,000	37,456
Interstate Power & Light Company	6.25	7-15-2039	21,000	27,784
Jersey Central Power & Light Company	7.35	2-1-2019	175,000	187,261
Kansas City Power & Light Company	3.15	3-15-2023	140,000	143,231
Kansas City Power & Light Company	7.15	4-1-2019	140,000	151,205
Kentucky Utilities Company	3.25	11-1-2020	175,000	181,475
LG&E & KU Energy LLC	3.75	11-15-2020	70,000	73,219
MidAmerican Energy Holdings Company	4.80	9-15-2043	210,000	247,749
MidAmerican Energy Holdings Company	5.95	5-15-2037	210,000	270,036
MidAmerican Energy Holdings Company	6.13	4-1-2036	140,000	182,759
MidAmerican Energy Holdings Company	6.75	12-30-2031	105,000	145,146
Nevada Power Company	6.75	7-1-2037	140,000	191,415
NiSource Finance Corporation	5.65	2-1-2045	140,000	173,956
Northeast Utilities	2.80	5-1-2023	122,000	123,616
Northern States Power Company of Minnesota	2.15	8-15-2022	175,000	174,999
Northern States Power Company of Minnesota	2.60	5-15-2023	105,000	106,544
Northern States Power Company of Minnesota	3.40	8-15-2042	175,000	171,334
Northern States Power Company of Minnesota	5.35	11-1-2039	28,000	35,201
Northern States Power Company of Minnesota	6.20	7-1-2037	210,000	284,323
NSTAR Electric Company	2.38	10-15-2022	140,000	140,886
NSTAR Electric Company	5.50	3-15-2040	70,000	89,050
Oglethorpe Power Corporation	5.25	9-1-2050	240,000	274,006
Oglethorpe Power Corporation	5.38	11-1-2040	210,000	245,468
Oglethorpe Power Corporation	5.95	11-1-2039	105,000	130,832
Ohio Edison Company	6.88	7-15-2036	175,000	238,975
Ohio Power Company	5.38	10-1-2021	45,000	50,425
Oncor Electric Delivery Company LLC	4.55	12-1-2041	140,000	157,378
Oncor Electric Delivery Company LLC	5.25	9-30-2040	175,000	213,903
Oncor Electric Delivery Company LLC	7.00	5-1-2032	122,000	170,570
Oncor Electric Delivery Company LLC	7.50	9-1-2038	140,000	211,113
PacifiCorp	3.60	4-1-2024	175,000	185,741
PacifiCorp	4.10	2-1-2042	70,000	74,704
PacifiCorp	5.75	4-1-2037	175,000	224,154
PECO Energy Company	2.38	9-15-2022	300,000	302,245
PECO Energy Company	4.15	10-1-2044	245,000	265,619
Potomac Electric Power Company	3.60	3-15-2024	175,000	185,700
Potomac Electric Power Company	6.50	11-15-2037	140,000	193,443
PPL Capital Funding Incorporated	3.40	6-1-2023	350,000	363,252
PPL Capital Funding Incorporated	3.95	3-15-2024	175,000	185,258
PPL Capital Funding Incorporated	4.20	6-15-2022	140,000	151,085
PPL Capital Funding Incorporated	4.70	6-1-2043	87,000	96,662
PPL Electric Utilities	4.75	7-15-2043	105,000	123,351
PPL Electric Utilities	6.25	5-15-2039	31,000	42,600
Progress Energy Incorporated	4.10	5-15-2042	175,000	187,661
Progress Energy Incorporated	6.00	12-1-2039	210,000	270,431
Progress Energy Incorporated	6.30	4-1-2038	35,000	47,973
PSEG Power LLC	5.13	4-15-2020	196,000	210,685
PSEG Power LLC	8.63	4-15-2031	75,000	99,583
Public Service Company of Colorado	2.25	9-15-2022	70,000	70,266

The accompanying notes are an integral part of these financial statements.

182	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Electric Utilities (continued)
Public Service Company of Colorado	3.20%	11-15-2020	$210,000	$217,635
Public Service Company of Colorado	3.60	9-15-2042	140,000	139,988
Public Service Company of Colorado	4.30	3-15-2044	175,000	193,754
Public Service Company of Colorado	5.13	6-1-2019	145,000	153,351
Public Service Company of New Hampshire	3.50	11-1-2023	210,000	222,120
Public Service Electric & Gas Company	2.38	5-15-2023	140,000	140,075
Public Service Electric & Gas Company	3.65	9-1-2042	175,000	177,183
Public Service Electric & Gas Company	3.80	1-1-2043	140,000	145,607
Public Service Electric & Gas Company	3.95	5-1-2042	70,000	74,431
Public Service Electric & Gas Company	5.80	5-1-2037	70,000	91,775
Southern California Edison Company	3.88	6-1-2021	449,000	477,923
Southern California Edison Company	3.90	3-15-2043	105,000	110,846
Southern California Edison Company	4.05	3-15-2042	350,000	376,131
Southern California Edison Company	5.35	7-15-2035	126,000	154,161
Southern California Edison Company	5.50	3-15-2040	140,000	178,611
Southern California Edison Company	6.00	1-15-2034	70,000	90,479
Southern California Edison Company	6.05	3-15-2039	245,000	329,705
Southern Company	2.45	9-1-2018	126,000	126,859
Southern Company	2.75	6-15-2020	175,000	178,095
Southern Company	2.95	7-1-2023	200,000	202,375
Southwestern Electric Power Company	6.20	3-15-2040	35,000	46,205
TXU Electric Delivery Company	7.25	1-15-2033	52,000	73,667
Union Electric Company	3.90	9-15-2042	175,000	184,388
Union Electric Company	8.45	3-15-2039	56,000	91,145
Virginia Electric & Power Company	3.10	5-15-2025	70,000	71,212
Virginia Electric & Power Company	3.45	2-15-2024	105,000	109,793
Virginia Electric & Power Company	4.00	1-15-2043	227,000	237,458
Virginia Electric & Power Company	4.00	11-15-2046	270,000	284,442
Virginia Electric & Power Company	4.20	5-15-2045	105,000	113,817
Virginia Electric & Power Company	4.45	2-15-2044	105,000	117,010
Virginia Electric & Power Company	5.00	6-30-2019	140,000	147,925
Virginia Electric & Power Company	6.00	1-15-2036	70,000	91,620
Virginia Electric & Power Company	8.88	11-15-2038	210,000	358,421
Westar Energy Incorporated	4.10	4-1-2043	210,000	224,520
Westar Energy Incorporated	4.13	3-1-2042	350,000	374,449
Wisconsin Electric Power Company	5.63	5-15-2033	70,000	85,142
Wisconsin Electric Power Company	5.70	12-1-2036	105,000	132,576
Wisconsin Power & Light Company	6.38	8-15-2037	175,000	238,567

				27,627,299

Gas Utilities: 0.38%
Atmos Energy Corporation	4.13	10-15-2044	245,000	263,677
Atmos Energy Corporation	4.15	1-15-2043	113,000	121,481
Atmos Energy Corporation	5.50	6-15-2041	42,000	52,134
Atmos Energy Corporation	8.50	3-15-2019	175,000	192,460
CenterPoint Energy Resources Corporation	4.50	1-15-2021	45,000	47,695
CenterPoint Energy Resources Corporation	5.85	1-15-2041	77,000	96,225
National Fuel Gas Company	3.75	3-1-2023	218,000	223,807
One Gas Incorporated	2.07	2-1-2019	70,000	70,231
One Gas Incorporated	3.61	2-1-2024	70,000	73,979

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	183

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Gas Utilities (continued)
One Gas Incorporated	4.66%	2-1-2044	$35,000	$39,762
Piedmont Natural Gas Company	4.65	8-1-2043	35,000	39,257
Sempra Energy	2.88	10-1-2022	140,000	141,665
Sempra Energy	6.00	10-15-2039	520,000	671,220
Southern California Gas Company	3.75	9-15-2042	140,000	145,354
Southern California Gas Company	5.13	11-15-2040	70,000	84,778

				2,263,725

Independent Power & Renewable Electricity Producers: 0.07%
Constellation Energy Group Incorporated	5.15	12-1-2020	70,000	75,924
Southern Power Company	5.25	7-15-2043	314,000	349,317

				425,241

Multi-Utilities: 1.26%
Berkshire Hathaway Energy	2.00	11-15-2018	175,000	175,643
Berkshire Hathaway Energy	3.75	11-15-2023	350,000	372,303
Berkshire Hathaway Energy	5.15	11-15-2043	280,000	335,694
Black Hills Corporation	4.25	11-30-2023	210,000	226,004
CMS Energy Corporation	5.05	3-15-2022	245,000	271,675
Consumers Energy Company	3.95	5-15-2043	140,000	148,253
Consumers Energy Company	6.70	9-15-2019	100,000	109,658
Dominion Resources Incorporated	2.50	12-1-2019	132,000	133,546
Dominion Resources Incorporated	2.75	9-15-2022	210,000	211,817
Dominion Resources Incorporated	3.63	12-1-2024	210,000	219,250
Dominion Resources Incorporated	4.05	9-15-2042	175,000	175,097
Dominion Resources Incorporated	4.45	3-15-2021	70,000	75,323
Dominion Resources Incorporated	4.70	12-1-2044	175,000	193,610
Dominion Resources Incorporated	4.90	8-1-2041	42,000	47,201
Dominion Resources Incorporated	5.95	6-15-2035	157,000	196,969
DTE Energy Company	2.40	12-1-2019	210,000	211,669
DTE Energy Company	3.30	6-15-2022	70,000	72,135
DTE Energy Company	3.85	12-1-2023	170,000	179,689
Eversource Energy	4.50	11-15-2019	70,000	73,691
Pacific Gas & Electric Company	2.45	8-15-2022	175,000	175,892
Pacific Gas & Electric Company	2.95	3-1-2026	350,000	352,834
Pacific Gas & Electric Company	3.40	8-15-2024	205,000	214,684
Pacific Gas & Electric Company	3.50	6-15-2025	105,000	109,907
Pacific Gas & Electric Company	3.75	8-15-2042	140,000	139,225
Pacific Gas & Electric Company	4.30	3-15-2045	140,000	153,530
Pacific Gas & Electric Company	5.40	1-15-2040	310,000	382,387
Pacific Gas & Electric Company	6.35	2-15-2038	70,000	95,014
Pacific Gas & Electric Company	8.25	10-15-2018	175,000	187,335
Pacific Gas & Electric Corporation	5.13	11-15-2043	175,000	213,206
Puget Energy Incorporated	3.65	5-15-2025	140,000	144,042
Puget Energy Incorporated	6.00	9-1-2021	175,000	197,602
Puget Sound Energy Incorporated	5.80	3-15-2040	35,000	45,539
Puget Sound Energy Incorporated	6.27	3-15-2037	231,000	308,096
San Diego Gas & Electric Company	3.00	8-15-2021	300,000	311,014
San Diego Gas & Electric Company	6.00	6-1-2039	371,000	495,576

The accompanying notes are an integral part of these financial statements.

184	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Multi-Utilities (continued)
Scana Corporation	4.75%	5-15-2021	$175,000	$185,319
WEC Energy Group Incorporated	2.45	6-15-2020	105,000	106,332
WEC Energy Group Incorporated	3.55	6-15-2025	140,000	146,214
Xcel Energy Incorporated	4.70	5-15-2020	175,000	185,413

				7,578,388

Water Utilities: 0.04%
American Water Capital Corporation	3.40	3-1-2025	210,000	219,651

Total Corporate Bonds and Notes (Cost $434,097,252)				454,996,492

Yankee Corporate Bonds and Notes: 19.56%

Consumer Discretionary: 0.14%

Auto Components: 0.03%
Magna International Incorporated	4.15	10-1-2025	175,000	188,397

Media: 0.11%
WPP Finance 2010	3.63	9-7-2022	245,000	255,598
WPP Finance 2010	3.75	9-19-2024	200,000	206,336
WPP Finance 2010	5.63	11-15-2043	140,000	161,809

				623,743

Consumer Staples: 0.24%

Beverages: 0.24%
Coca-Cola Femsa SAB de CV	3.88	11-26-2023	300,000	320,060
Coca-Cola Femsa SAB de CV	4.63	2-15-2020	200,000	212,777
Diageo Capital plc	2.63	4-29-2023	210,000	214,063
Diageo Capital plc	3.88	4-29-2043	161,000	166,315
Diageo Capital plc	5.88	9-30-2036	122,000	159,152
Fomento Economico Mexicano SAB de CV	2.88	5-10-2023	200,000	201,083
Fomento Economico Mexicano SAB de CV	4.38	5-10-2043	150,000	153,268

				1,426,718

Energy: 2.16%

Oil, Gas & Consumable Fuels: 2.16%
BP Capital Markets plc	2.24	5-10-2019	280,000	282,444
BP Capital Markets plc	2.52	1-15-2020	700,000	712,259
BP Capital Markets plc	3.25	5-6-2022	525,000	546,435
BP Capital Markets plc	3.81	2-10-2024	350,000	372,380
BP Capital Markets plc	4.50	10-1-2020	350,000	376,752
BP Capital Markets plc	4.75	3-10-2019	315,000	329,490
Canadian National Resources Limited	6.75	2-1-2039	110,000	134,207
Canadian Natural Resources Limited	3.90	2-1-2025	210,000	215,368
Canadian Natural Resources Limited	6.25	3-15-2038	1,150,000	1,353,115
Cenovus Energy Incorporated	3.00	8-15-2022	145,000	139,716
Cenovus Energy Incorporated 144A	4.25	4-15-2027	800,000	772,225
Cenovus Energy Incorporated	4.45	9-15-2042	320,000	267,950
Cenovus Energy Incorporated	5.70	10-15-2019	200,000	210,220

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	185

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Cenovus Energy Incorporated	6.75%	11-15-2039	$240,000	$259,354
Enbridge Incorporated	3.50	6-10-2024	700,000	711,822
Husky Energy Incorporated	4.00	4-15-2024	350,000	359,814
Husky Energy Incorporated	6.80	9-15-2037	70,000	87,834
Husky Energy Incorporated	7.25	12-15-2019	395,000	438,309
Petro-Canada	5.95	5-15-2035	140,000	169,871
Suncor Energy Incorporated	3.60	12-1-2024	420,000	433,881
Suncor Energy Incorporated	5.95	12-1-2034	52,000	63,391
Suncor Energy Incorporated	6.50	6-15-2038	280,000	363,690
Total Capital Canada Limited	2.75	7-15-2023	245,000	250,340
Total Capital International SA	2.13	1-10-2019	350,000	352,427
Total Capital International SA	2.70	1-25-2023	385,000	392,441
Total Capital International SA	2.88	2-17-2022	175,000	180,040
Total Capital International SA	3.75	4-10-2024	350,000	374,213
Total Capital SA	4.13	1-28-2021	70,000	75,047
Total Capital SA	4.45	6-24-2020	350,000	375,756
TransCanada PipeLines Limited	2.50	8-1-2022	640,000	644,459
TransCanada PipeLines Limited	3.75	10-16-2023	175,000	185,735
TransCanada PipeLines Limited	3.80	10-1-2020	210,000	220,949
TransCanada PipeLines Limited	5.00	10-16-2043	350,000	408,060
TransCanada PipeLines Limited	5.60	3-31-2034	70,000	84,608
TransCanada PipeLines Limited	6.10	6-1-2040	210,000	274,188
TransCanada PipeLines Limited	7.63	1-15-2039	350,000	515,450

				12,934,240

Financials: 11.11%

Banks: 9.00%
Australia & New Zealand Banking Group Limited	2.25	6-13-2019	700,000	707,552
Australia & New Zealand Banking Group Limited	2.30	6-1-2021	750,000	753,756
Australia & New Zealand Banking Group Limited	2.70	11-16-2020	1,300,000	1,326,777
Bancolombia SA	5.95	6-3-2021	200,000	221,500
Bank of Montreal	1.50	7-18-2019	1,600,000	1,592,983
Bank of Montreal	1.90	8-27-2021	270,000	268,516
Bank of Montreal	2.55	11-6-2022	700,000	708,254
Bank of Nova Scotia	1.95	1-15-2019	525,000	527,388
Bank of Nova Scotia	2.80	7-21-2021	1,805,000	1,848,780
Bank of Nova Scotia	4.38	1-13-2021	350,000	375,216
Barclays plc	2.75	11-8-2019	472,000	477,684
Barclays plc	2.88	6-8-2020	300,000	303,740
Barclays plc	3.25	1-12-2021	500,000	510,982
Barclays plc	4.38	1-12-2026	800,000	841,155
Barclays plc	5.20	5-12-2026	500,000	534,812
Barclays plc	5.25	8-17-2045	500,000	571,818
BNP Paribas	2.40	12-12-2018	420,000	423,802
BNP Paribas	3.25	3-3-2023	300,000	310,719
BNP Paribas	4.25	10-15-2024	400,000	421,589
BNP Paribas	5.00	1-15-2021	1,105,000	1,207,531
BPCE SA	2.50	7-15-2019	1,700,000	1,717,932
BPCE SA	2.75	12-2-2021	330,000	335,277

The accompanying notes are an integral part of these financial statements.

186	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)
BPCE SA	4.00%	4-15-2024	$500,000	$534,472
Cooperatieve Rabobank UA	3.75	7-21-2026	780,000	796,503
Credit Suisse (New York)	3.00	10-29-2021	700,000	718,351
Credit Suisse (New York)	5.40	1-14-2020	300,000	322,383
Credit Suisse Group Funding (Guernsey) Limited	3.45	4-16-2021	250,000	258,009
Credit Suisse Group Funding Limited	3.75	3-26-2025	700,000	717,478
Credit Suisse Group Funding Limited	4.55	4-17-2026	750,000	806,217
Credit Suisse Group Funding Limited	4.88	5-15-2045	500,000	558,876
Deutsche Bank AG	3.13	1-13-2021	350,000	355,162
HSBC Holdings plc	3.90	5-25-2026	700,000	734,600
HSBC Holdings plc	4.00	3-30-2022	200,000	212,790
HSBC Holdings plc	4.88	1-14-2022	175,000	192,145
HSBC Holdings plc	6.10	1-14-2042	280,000	374,323
HSBC Holdings plc	6.50	5-2-2036	200,000	259,227
HSBC Holdings plc	6.80	6-1-2038	245,000	330,773
Intesa Sanpaolo SpA	5.25	1-12-2024	500,000	555,358
Lloyds Banking Group plc	4.50	11-4-2024	3,100,000	3,272,039
Lloyds Banking Group plc	4.58	12-10-2025	250,000	263,343
Lloyds Banking Group plc	5.30	12-1-2045	300,000	351,843
Mitsubishi UFJ Financial Group Incorporated	2.19	9-13-2021	700,000	696,065
Mitsubishi UFJ Financial Group Incorporated	2.76	9-13-2026	560,000	546,577
Mitsubishi UFJ Financial Group Incorporated	2.95	3-1-2021	612,000	626,007
Mitsubishi UFJ Financial Group Incorporated	3.85	3-1-2026	525,000	554,543
Mizuho Financial Group	2.95	2-28-2022	750,000	762,654
National Australia Bank Limited	2.50	7-12-2026	1,600,000	1,539,811
National Australia Bank Limited	3.00	1-20-2023	350,000	358,496
NIBC Bank NV	4.88	11-19-2019	560,000	596,063
Perrigo Finance Unlimited Company	4.38	3-15-2026	500,000	518,938
Rabobank Nederland NV	3.88	2-8-2022	350,000	373,600
RaboBank Nederland NV	4.50	1-11-2021	350,000	375,879
Rabobank Nederland NV	4.63	12-1-2023	750,000	815,368
Rabobank Nederland NV	5.75	12-1-2043	250,000	312,630
Royal Bank of Canada	2.00	12-10-2018	250,000	251,044
Royal Bank of Canada	2.15	3-15-2019	350,000	353,020
Royal Bank of Canada	2.15	3-6-2020	300,000	302,294
Royal Bank of Canada	2.50	1-19-2021	350,000	355,465
Royal Bank of Canada	4.65	1-27-2026	1,350,000	1,460,416
Royal Bank of Scotland Group plc	3.88	9-12-2023	200,000	204,756
Royal Bank of Scotland Group plc	4.80	4-5-2026	3,000,000	3,211,516
Santander UK plc	2.35	9-10-2019	240,000	242,341
Santander UK plc	2.50	3-14-2019	1,300,000	1,313,445
Santander UK plc	4.00	3-13-2024	525,000	559,678
Skandinaviska Enskilda	2.63	3-15-2021	500,000	507,771
Sumitomo Mitsui Banking Corporation	2.25	7-11-2019	750,000	755,338
Sumitomo Mitsui Banking Corporation	3.95	7-19-2023	250,000	267,646
Sumitomo Mitsui Financial Group	3.01	10-19-2026	655,000	652,143
Sumitomo Mitsui Financial Group	3.78	3-9-2026	700,000	737,737
Svenska Handelsbanken AB	2.50	1-25-2019	260,000	262,811
Svenska Handelsbanken AB	1.88	9-7-2021	500,000	495,389
Svenska Handelsbanken AB	2.25	6-17-2019	500,000	504,392

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	187

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Banks (continued)
Svenska Handelsbanken AB	2.45%	3-30-2021	$750,000	$759,333
Toronto Dominion Bank	1.80	7-13-2021	1,000,000	991,686
Toronto Dominion Bank	2.13	7-2-2019	350,000	352,734
Toronto Dominion Bank	2.50	12-14-2020	560,000	569,395
Toronto Dominion Bank	2.63	9-10-2018	420,000	424,465
Toronto Dominion Bank (5 Year USD Swap Rate +2.21%) ±	3.63	9-15-2031	525,000	526,032
Westpac Banking Corporation	2.10	5-13-2021	350,000	349,761
Westpac Banking Corporation	2.15	3-6-2020	290,000	292,273
Westpac Banking Corporation	2.25	1-17-2019	175,000	176,205
Westpac Banking Corporation	2.30	5-26-2020	700,000	707,812
Westpac Banking Corporation	2.85	5-13-2026	700,000	694,573

				53,959,757

Capital Markets: 0.63%
Deutsche Bank AG (London)	2.50	2-13-2019	350,000	351,759
Deutsche Bank AG (London)	2.85	5-10-2019	420,000	424,723
Deutsche Bank AG (London)	3.38	5-12-2021	420,000	429,776
Deutsche Bank AG (London)	3.70	5-30-2024	1,500,000	1,534,057
Invesco Finance plc	4.00	1-30-2024	175,000	187,301
Invesco Finance plc	5.38	11-30-2043	175,000	213,249
Nomura Holdings Incorporated	2.75	3-19-2019	350,000	354,323
Nomura Holdings Incorporated	6.70	3-4-2020	249,000	275,562

				3,770,750

Diversified Financial Services: 1.21%
Barrick Australian Finance Proprietary Limited	5.95	10-15-2039	135,000	166,260
BHP Billiton Finance USA Limited	2.88	2-24-2022	1,300,000	1,340,117
BHP Billiton Finance USA Limited	3.85	9-30-2023	200,000	217,095
BHP Billiton Finance USA Limited	5.00	9-30-2043	350,000	414,596
Burlington Resources Finance Company	7.20	8-15-2031	350,000	474,398
ConocoPhillips Canada Funding Company	5.95	10-15-2036	210,000	262,170
GE Capital International Funding Company	2.34	11-15-2020	300,000	303,674
GE Capital International Funding Company	3.37	11-15-2025	550,000	572,850
Shell International Finance BV	2.25	1-6-2023	175,000	174,967
Shell International Finance BV	2.38	8-21-2022	175,000	176,662
Shell International Finance BV	2.88	5-10-2026	230,000	231,282
Shell International Finance BV	3.25	5-11-2025	350,000	362,934
Shell International Finance BV	3.40	8-12-2023	175,000	184,334
Shell International Finance BV	3.63	8-21-2042	175,000	167,862
Shell International Finance BV	4.13	5-11-2035	350,000	373,245
Shell International Finance BV	4.38	3-25-2020	350,000	372,878
Shell International Finance BV	4.38	5-11-2045	350,000	374,564
Shell International Finance BV	6.38	12-15-2038	245,000	334,069
UBS AG	2.35	3-26-2020	500,000	504,734
UBS AG	2.38	8-14-2019	225,000	227,293

				7,235,984

Insurance: 0.27%
AON plc	4.00	11-27-2023	105,000	113,046

The accompanying notes are an integral part of these financial statements.

188	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Insurance (continued)
AON plc	4.60%	6-14-2044	$420,000	$453,962
AXA SA	8.60	12-15-2030	455,000	658,044
XLIT Limited	2.30	12-15-2018	245,000	246,408
XLIT Limited	5.25	12-15-2043	140,000	160,830

				1,632,290

Health Care: 1.60%

Health Care Equipment & Supplies: 0.06%
Covidien International Finance SA	6.55	10-15-2037	280,000	380,221

Pharmaceuticals: 1.54%
Actavis Funding SCS	3.85	6-15-2024	350,000	369,239
Actavis Funding SCS	4.75	3-15-2045	700,000	765,234
Actavis Funding SCS	4.85	6-15-2044	350,000	385,416
Allergan Funding Company	2.45	6-15-2019	310,000	312,899
AstraZeneca plc	1.95	9-18-2019	1,000,000	1,000,732
AstraZeneca plc	2.38	11-16-2020	350,000	352,876
AstraZeneca plc	3.38	11-16-2025	500,000	511,583
AstraZeneca plc	4.00	9-18-2042	385,000	382,343
AstraZeneca plc	6.45	9-15-2037	180,000	238,066
Mylan NV	3.95	6-15-2026	700,000	713,124
Novartis Securities Investment Limited	5.13	2-10-2019	700,000	734,979
Sanofi Aventis	4.00	3-29-2021	490,000	524,196
Shire Acquisitions Investment Ireland Limited	2.40	9-23-2021	400,000	397,131
Shire Acquisitions Investments Ireland Limited	1.90	9-23-2019	190,000	189,430
Shire plc ADR	3.20	9-23-2026	560,000	551,125
Teva Pharmaceutical Finance BV	2.20	7-21-2021	500,000	475,832
Teva Pharmaceutical Finance BV	2.95	12-18-2022	350,000	334,855
Teva Pharmaceutical Finance BV	3.15	10-1-2026	875,000	800,685
Teva Pharmaceuticals Industries Incorporated	1.70	7-19-2019	190,000	185,685

				9,225,430

Industrials: 0.95%

Aerospace & Defense: 0.05%
Embraer Netherlands Finance BV	5.05	6-15-2025	290,000	308,473

Industrial Conglomerates: 0.16%
Koninklijke Philips Electronics NV	3.75	3-15-2022	350,000	370,784
Koninklijke Philips Electronics NV	6.88	3-11-2038	175,000	239,580
Tyco Electronics Group SA	7.13	10-1-2037	245,000	353,183

				963,547

Road & Rail: 0.29%
Canadian National Railway Company	5.55	3-1-2019	304,000	321,287
Canadian National Railway Company	6.20	6-1-2036	140,000	186,764
Canadian National Railway Company	6.38	11-15-2037	385,000	533,753
Canadian Pacific Railway Company	4.45	3-15-2023	140,000	152,911
Canadian Pacific Railway Company	5.95	5-15-2037	45,000	57,128
Canadian Pacific Railway Company	6.13	9-15-2115	350,000	447,187

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	189

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Road & Rail (continued)
Canadian Pacific Railway Company	7.25%	5-15-2019	$45,000	$48,878

				1,747,908

Trading Companies & Distributors: 0.45%
AerCap Ireland Capital Limited	3.75	5-15-2019	577,000	591,953
AerCap Ireland Capital Limited	3.95	2-1-2022	520,000	542,436
AerCap Ireland Capital Limited	4.50	5-15-2021	795,000	844,957
AerCap Ireland Capital Limited	4.63	10-30-2020	665,000	708,853

				2,688,199

Information Technology: 0.22%

Internet Software & Services: 0.16%
Alibaba Group Holding Company	3.13	11-28-2021	250,000	257,151
Alibaba Group Holding Limited	3.60	11-28-2024	200,000	209,171
Baidu Incorporated	2.75	6-9-2019	525,000	529,676

				995,998

Technology Hardware, Storage & Peripherals: 0.06%
Seagate HDD Cayman	4.75	1-1-2025	350,000	341,029

				341,029

Materials: 1.39%

Chemicals: 0.52%
Agrium Incorporated	3.50	6-1-2023	210,000	217,571
Agrium Incorporated	4.90	6-1-2043	140,000	154,573
Agrium Incorporated	6.13	1-15-2041	115,000	141,977
Agrium Incorporated	6.75	1-15-2019	210,000	222,929
LYB International Finance BV	4.00	7-15-2023	700,000	744,914
LyondellBasell Industries NV	4.63	2-26-2055	350,000	353,775
LyondellBasell Industries NV	5.00	4-15-2019	400,000	416,389
LyondellBasell Industries NV	5.75	4-15-2024	250,000	287,740
Potash Corporation of Saskatchewan Incorporated	4.88	3-30-2020	178,000	188,747
Potash Corporation of Saskatchewan Incorporated	5.63	12-1-2040	140,000	167,278
Potash Corporation of Saskatchewan Incorporated	5.88	12-1-2036	157,000	189,243
Potash Corporation of Saskatchewan Incorporated	6.50	5-15-2019	45,000	48,175

				3,133,311

Metals & Mining: 0.76%
Barrick Gold Corporation	4.10	5-1-2023	154,000	169,333
Goldcorp Incorporated	3.70	3-15-2023	210,000	219,080
Rio Tinto Finance (USA) Limited	2.88	8-21-2022	8,000	8,199
Rio Tinto Finance (USA) Limited	4.13	8-21-2042	175,000	183,726
Rio Tinto Finance (USA) Limited	4.75	3-22-2042	875,000	1,008,812
Rio Tinto Finance (USA) Limited	5.20	11-2-2040	330,000	399,580
Rio Tinto Finance (USA) Limited	7.13	7-15-2028	350,000	473,343
Vale Overseas Limited	4.38	1-11-2022	140,000	147,770
Vale Overseas Limited	4.63	9-15-2020	210,000	222,863
Vale Overseas Limited	6.88	11-21-2036	382,000	436,817

The accompanying notes are an integral part of these financial statements.

190	Wells Fargo Intuitive Investors Funds	Portfolio of investments—August 31, 2017 (unaudited)

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Metals & Mining (continued)
Vale Overseas Limited	6.88%	11-10-2039	$91,000	$103,740
Vale Overseas Limited	8.25	1-17-2034	540,000	674,347
Vale SA	5.63	9-11-2042	525,000	534,187

				4,581,797

Paper & Forest Products: 0.11%
Celulosa Arauco y Constitucion SA	4.75	1-11-2022	350,000	371,242
Celulosa Arauco y Constitucion SA	7.25	7-29-2019	245,000	267,640

				638,882

Telecommunication Services: 1.75%

Diversified Telecommunication Services: 1.02%
British Telecommunications plc	9.13	12-15-2030	455,000	704,019
Deutsche Telekom International Finance BV	6.00	7-8-2019	350,000	375,307
Deutsche Telekom International Finance BV	9.25	6-1-2032	350,000	557,929
France Telecom SA	5.38	7-8-2019	420,000	446,282
France Telecom SA	5.38	1-13-2042	350,000	416,567
Orange SA	2.75	2-6-2019	350,000	354,752
Orange SA	9.00	3-1-2031	427,000	654,209
Telefonica Emisiones SAU	4.10	3-8-2027	750,000	783,650
Telefonica Emisiones SAU	4.57	4-27-2023	300,000	330,105
Telefonica Emisiones SAU	5.13	4-27-2020	511,000	549,996
Telefonica Emisiones SAU	5.21	3-8-2047	500,000	556,034
Telefonica Europe BV	8.25	9-15-2030	294,000	419,106

				6,147,956

Wireless Telecommunication Services: 0.73%
America Movil SAB de CV	3.13	7-16-2022	220,000	227,931
America Movil SAB de CV	4.38	7-16-2042	250,000	259,134
America Movil SAB de CV	5.00	3-30-2020	700,000	753,872
America Movil SAB de CV	6.13	11-15-2037	70,000	86,056
America Movil SAB de CV	6.38	3-1-2035	395,000	500,947
Rogers Communications Incorporated	3.00	3-15-2023	140,000	142,438
Rogers Communications Incorporated	4.50	3-15-2043	140,000	148,372
Rogers Communications Incorporated	5.00	3-15-2044	470,000	540,227
Vodafone Group plc	2.50	9-26-2022	350,000	353,199
Vodafone Group plc	2.95	2-19-2023	190,000	193,683
Vodafone Group plc	4.38	2-19-2043	350,000	355,852
Vodafone Group plc	5.45	6-10-2019	280,000	296,941
Vodafone Group plc	6.25	11-30-2032	210,000	260,419
Vodafone Group plc	7.88	2-15-2030	175,000	238,830

				4,357,901

Total Yankee Corporate Bonds and Notes (Cost $113,003,284)				117,282,531

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	191

INVESTMENT GRADE CORPORATE BOND PORTFOLIO

Security name	Yield	Shares	Value

Short-Term Investments: 0.44%

Investment Companies: 0.44%
Wells Fargo Government Money Market Fund Select Class (l)(u)	0.92%	2,648,131	$2,648,131

Total Short-Term Investments (Cost $2,648,131)			2,648,131

Total investments in securities (Cost $549,748,667) *	95.90%	574,927,154
Other assets and liabilities, net	4.10	24,557,349

Total net assets	100.00%	$599,484,503

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

Investments In Affiliates

An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Portfolio at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Net realized gains (losses)	Net change in unrealized gains (losses)	Income from affiliated securities	Value, end of period
Investment companies - 0.44%
Wells Fargo Government Money Market Fund Select Class	0	94,644,796	91,996,665	2,648,131	$0	$0	$11,991	$2,648,131

The accompanying notes are an integral part of these financial statements.

192	Wells Fargo Intuitive Investors Funds	Statements of assets and liabilities—August 31, 2017 (unaudited)

	Bloomberg Barclays US Aggregate ex- Corporate Portfolio	Emerging Markets Bond Portfolio

Assets
Investments in unaffiliated securities, at value (see cost below)	$1,109,696,761	$91,418,705
Investments in affiliated securities, at value (see cost below)	97,959,223	1,716,841
Cash	177,131	0
Segregated cash for futures transactions	0	0
Segregated cash for credit default swap	0	0
Foreign currency, at value (see cost below)	0	0
Receivable for investments sold	48,326,442	4,243,117
Principal paydown receivable	9,500	0
Receivable for dividends and interest	4,830,633	1,394,610
Receivable for daily variation margin on open futures contracts	0	0
Unrealized gains on forward foreign currency contracts	0	0
Prepaid expenses and other assets	385	656

Total assets	1,261,000,075	98,773,929

Liabilities
Payable for investments purchased	109,468,959	1,199,915
Advisory fee payable	50,319	21,269
Due to custodian bank	0	0
Custodian and accounting fees payable	12,656	1,548
Professional fees payable	23,808	17,610
Accrued expenses and other liabilities	2,030	4,322

Total liabilities	109,557,772	1,244,664

Total net assets	$1,151,442,303	$97,529,265

Investments in unaffiliated securities, at cost	$1,100,738,749	$90,114,464

Investments in affiliated securities, at cost	$97,959,223	$1,716,841

Foreign currency, at cost	$0	$0

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—August 31, 2017 (unaudited)	Wells Fargo Intuitive Investors Funds	193

Factor Enhanced Emerging Markets Portfolio	Factor Enhanced International Portfolio	Factor Enhanced Large Cap Portfolio	Factor Enhanced Small Cap Portfolio	High Yield Corporate Bond Portfolio	Investment Grade Corporate Bond Portfolio

$368,392,548	$1,225,420,402	$2,045,621,646	$511,717,289	$90,126,463	$572,279,023
13,203,143	57,687,125	105,054,093	27,168,625	4,196,265	2,648,131
133,981	0	2,844,157	0	0	0
500,773	2,276,606	3,182,633	1,881,663	0	0
0	0	0	0	18,668	0
779,538	694,929	0	0	0	0
876,350	0	0	0	5,055,731	24,831,962
0	0	0	0	0	0
760,031	3,450,010	4,946,996	416,455	1,590,545	6,283,036
6,108	454,609	647,752	294,345	0	0
733	0	0	0	0	0
74,115	3,014,527	21,576	1,162	1,534	71,183

384,727,320	1,292,998,208	2,162,318,853	541,479,539	100,989,206	606,113,335

0	5,344	0	0	3,482,844	6,399,120
50,319	168,574	187,268	69,535	21,181	26,181
0	1,487,079	0	1,663	0	0
141,082	77,049	30,683	13,082	1,699	130,139
12,459	15,979	13,488	11,519	15,885	56,037
434	565	386	460	371	17,355

204,294	1,754,590	231,825	96,259	3,521,980	6,628,832

$384,523,026	$1,291,243,618	$2,162,087,028	$541,383,280	$97,467,226	$599,484,503

$360,660,707	$1,117,210,191	$1,642,768,516	$512,755,140	$90,772,914	$547,100,536

$13,203,143	$57,687,125	$105,054,093	$27,168,625	$4,196,265	$2,648,131

$779,440	$693,450	$0	$0	$0	$0

The accompanying notes are an integral part of these financial statements.

194	Wells Fargo Intuitive Investors Funds	Statements of operations—period ended August 31, 2017[1] (unaudited)

	Bloomberg Barclays US Aggregate ex- Corporate Portfolio	Emerging Markets Bond Portfolio

Investment income
Interest	$2,928,717	$713,097
Income from affiliated securities	156,388	4,849
Dividends*	0	0

Total investment income	3,085,105	717,946

Expenses
Advisory fee	78,796	39,136
Custody and accounting fees	12,656	1,548
Professional fees	29,021	22,823
Shareholder report expenses	4,555	4,413
Trustees’ fees and expenses	5,161	5,161
Other fees and expenses	5,316	5,371

Total expenses	135,505	78,452

Net investment income	2,949,600	639,494

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	1,386,494	(56,422)
Futures transactions	0	0
Forward foreign currency contract transactions	0	0
Credit default swap transactions	0	0

Net realized gain (losses) on investments	1,386,494	(56,422)

Net change in unrealized gains (losses) on:
Unaffiliated securities	8,958,012	1,304,241
Futures transactions	0	0
Forward foreign currency contract transactions	0	0

Net change in unrealized gains (losses) on investments	8,958,012	1,304,241

Net realized and unrealized gains (losses) on investments	10,344,506	1,247,819

Net increase (decrease) in net assets resulting from operations	$13,294,106	$1,887,313

* Net of foreign dividend withholding taxes in the amount of	$0	$0

[1]	For the period from May 23, 2017 (commencement of operations) to August 31, 2017

The accompanying notes are an integral part of these financial statements.

Statements of operations—period ended August 31, 2017[1] (unaudited)	Wells Fargo Intuitive Investors Funds	195

Factor Enhanced Emerging Markets Portfolio	Factor Enhanced International Portfolio	Factor Enhanced Large Cap Portfolio	Factor Enhanced Small Cap Portfolio	High Yield Corporate Bond Portfolio	Investment Grade Corporate Bond Portfolio

$0	$0	$0	$0	$1,221,290	$2,838,885
10,982	26,461	81,912	41,649	8,405	11,991
1,821,303	4,256,961	6,329,673	925,115	0	0

1,832,285	4,283,422	6,411,585	966,764	1,229,695	2,850,876

77,367	256,042	281,277	106,454	50,060	42,846
141,082	77,049	30,683	13,082	1,699	5,758
21,192	21,192	18,701	18,701	21,098	21,904
1,495	1,495	1,495	1,601	1,708	4,555
5,161	5,161	5,161	5,161	5,161	5,161
6,291	3,289	2,466	2,466	3,836	1,781

252,588	364,228	339,783	147,465	83,562	82,005

1,579,697	3,919,194	6,071,802	819,299	1,146,133	2,768,871

(38,605)	(91,810,687)	(396,848,098)	(9,666,320)	(523,805)	3,708,836
(613,640)	93,884	312,634	(505,336)	0	0
13,846	0	0	0	0	0
0	0	0	0	2,348	0

(638,399)	(91,716,803)	(396,535,464)	(10,171,656)	(521,457)	3,708,836

7,732,358	108,216,393	402,853,130	(1,037,851)	(646,451)	1,398,851
(2,433)	42,927	531,499	220,113	0	0
733	0	0	0	0	0

7,730,658	108,259,320	403,384,629	(817,738)	(646,451)	1,398,851

7,092,259	16,542,517	6,849,165	(10,989,394)	(1,167,908)	5,107,687

$8,671,956	$20,461,711	$12,920,967	$(10,170,095)	$(21,775)	$7,876,558

$365,090	$199,806	$0	$0	$0	$0

The accompanying notes are an integral part of these financial statements.

196	Wells Fargo Intuitive Investors Funds	Statements of changes in net assets

Bloomberg Barclays US Aggregate ex-Corporate Portfolio
Period ended August 31, 2017[1] (unaudited)

Operations
Net investment income	$2,949,600
Net realized gains on investments	1,386,494
Net change in unrealized gains (losses) on investments	8,958,012

Net increase in net assets resulting from operations	13,294,106

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	1,265,521,378
Withdrawals	(127,373,181)

Net increase in net assets resulting from capital share transactions	1,138,148,197

Total increase in net assets	1,151,442,303

Net assets
Beginning of period	0

End of period	$1,151,442,303

[1]	For the period from May 23, 2017 (commencement of operations) to August 31, 2017

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Intuitive Investors Funds	197

Emerging Markets Bond Portfolio
Period ended August 31, 2017[1] (unaudited)

Operations
Net investment income	$639,494
Net realized losses on investments	(56,422)
Net change in unrealized gains (losses) on investments	1,304,241

Net increase in net assets resulting from operations	1,887,313

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	122,930,933
Withdrawals	(27,288,981)

Net increase in net assets resulting from capital share transactions	95,641,952

Total increase in net assets	97,529,265

Net assets
Beginning of period	0

End of period	$97,529,265

[1]	For the period from May 23, 2017 (commencement of operations) to August 31, 2017

The accompanying notes are an integral part of these financial statements.

198	Wells Fargo Intuitive Investors Funds	Statements of changes in net assets

Factor Enhanced Emerging Markets Portfolio
Period ended August 31, 2017[1] (unaudited)

Operations
Net investment income	$1,579,697
Net realized losses on investments	(638,399)
Net change in unrealized gains (losses) on investments	7,730,658

Net increase in net assets resulting from operations	8,671,956

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	414,306,942
Withdrawals	(38,455,872)

Net increase in net assets resulting from capital share transactions	375,851,070

Total increase in net assets	384,523,026

Net assets
Beginning of period	0

End of period	$384,523,026

[1]	For the period from May 23, 2017 (commencement of operations) to August 31, 2017

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Intuitive Investors Funds	199

Factor Enhanced International Portfolio
Period ended August 31, 2017[1] (unaudited)

Operations
Net investment income	$3,919,194
Net realized losses on investments	(91,716,803)
Net change in unrealized gains (losses) on investments	108,259,320

Net increase in net assets resulting from operations	20,461,711

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	1,376,776,579
Withdrawals	(105,994,672)

Net increase in net assets resulting from capital share transactions	1,270,781,907

Total increase in net assets	1,291,243,618

Net assets
Beginning of period	0

End of period	$1,291,243,618

[1]	For the period from May 23, 2017 (commencement of operations) to August 31, 2017

The accompanying notes are an integral part of these financial statements.

200	Wells Fargo Intuitive Investors Funds	Statements of changes in net assets

Factor Enhanced Large Cap Portfolio
Period ended August 31, 2017[1] (unaudited)

Operations
Net investment income	$6,071,802
Net realized losses on investments	(396,535,464)
Net change in unrealized gains (losses) on investments	403,384,629

Net increase in net assets resulting from operations	12,920,967

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	2,267,470,892
Withdrawals	(118,304,831)

Net increase in net assets resulting from capital share transactions	2,149,166,061

Total increase in net assets	2,162,087,028

Net assets
Beginning of period	0

End of period	$2,162,087,028

[1]	For the period from May 23, 2017 (commencement of operations) to August 31, 2017

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Intuitive Investors Funds	201

Factor Enhanced Small Cap Portfolio
Period ended August 31, 2017[1] (unaudited)

Operations
Net investment income	$819,299
Net realized losses on investments	(10,171,656)
Net change in unrealized gains (losses) on investments	(817,738)

Net decrease in net assets resulting from operations	(10,170,095)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	588,140,536
Withdrawals	(36,587,161)

Net increase in net assets resulting from capital share transactions	551,553,375

Total increase in net assets	541,383,280

Net assets
Beginning of period	0

End of period	$541,383,280

[1]	For the period from May 23, 2017 (commencement of operations) to August 31, 2017

The accompanying notes are an integral part of these financial statements.

202	Wells Fargo Intuitive Investors Funds	Statements of changes in net assets

High Yield Corporate Bond Portfolio
Period ended August 31, 2017[1] (unaudited)

Operations
Net investment income	$1,146,133
Net realized losses on investments	(521,457)
Net change in unrealized gains (losses) on investments	(646,451)

Net decrease in net assets resulting from operations	(21,775)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	153,843,880
Withdrawals	(56,354,879)

Net increase in net assets resulting from capital share transactions	97,489,001

Total increase in net assets	97,467,226

Net assets
Beginning of period	0

End of period	$97,467,226

[1]	For the period from May 23, 2017 (commencement of operations) to August 31, 2017

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Intuitive Investors Funds	203

Investment Grade Corporate Bond Portfolio
Period ended August 31, 2017[1] (unaudited)

Operations
Net investment income	$2,768,871
Net realized gains on investments	3,708,836
Net change in unrealized gains (losses) on investments	1,398,851

Net increase in net assets resulting from operations	7,876,558

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	2,532,534,974
Withdrawals	(1,940,927,029)

Net increase in net assets resulting from capital share transactions	591,607,945

Total increase in net assets	599,484,503

Net assets
Beginning of period	0

End of period	$599,484,503

[1]	For the period from May 23, 2017 (commencement of operations) to August 31, 2017

The accompanying notes are an integral part of these financial statements.

204	Wells Fargo Intuitive Investors Funds	Financial highlights

	Ratio to average net assets (annualized)		Total return[1]	Portfolio turnover rate
	Net investment income	Gross expenses

Bloomberg Barclays US Aggregate ex-Corporate Portfolio
Period ended August 31, 2017[2]	1.87%	0.09%	1.11%	207%

Emerging Markets Bond Portfolio
Period ended August 31, 2017[2]	4.09%	0.50%	1.79%	175%

Factor Enhanced Emerging Markets Portfolio
Period ended August 31, 2017[2]	3.06%	0.49%	6.08%	59%

Factor Enhanced International Portfolio
Period ended August 31, 2017[2]	2.30%	0.21%	3.85%	54%

Factor Enhanced Large Cap Portfolio
Period ended August 31, 2017[2]	2.16%	0.12%	2.96%	17%

Factor Enhanced Small Cap Portfolio
Period ended August 31, 2017[2]	1.15%	0.21%	1.51%	7%

High Yield Corporate Bond Portfolio
Period ended August 31, 2017[2]	5.72%	0.42%	(0.12)%	102%

Investment Grade Corporate Bond Portfolio
Period ended August 31, 2017[2]	3.23%	0.10%	1.57%	51%

[1]	Returns for periods of less than one year are not annualized.

[2]	For the period from May 23, 2017 (commencement of operations) to August 31, 2017

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Intuitive Investors Funds	205

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the following portfolios: Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio (“Bloomberg Barclays US Aggregate ex-Corporate Portfolio”), Wells Fargo Emerging Market Bond Portfolio (“Emerging Market Bond Portfolio”), Wells Fargo Factor Enhanced Emerging Markets Portfolio (“Factor Enhanced Emerging Markets Portfolio”), Wells Fargo Factor Enhanced International Portfolio (“Factor Enhanced International Portfolio”), Wells Fargo Factor Enhanced Large Cap Portfolio (“Factor Enhanced Large Cap Portfolio”), Wells Fargo Factor Enhanced Small Cap Portfolio (“Factor Enhanced Small Cap Portfolio”), Wells Fargo High Yield Corporate Bond Portfolio (“High Yield Corporate Bond Portfolio”), and Wells Fargo Investment Grade Corporate Bond Portfolio (“Investment Grade Corporate Bond Portfolio”), (each, a “Portfolio”, collectively, the “Portfolios”). Each Portfolio is a diversified series of the Trust.

The Portfolios, which are master portfolios in a master/feeder structure, offer their shares to multiple feeder funds and other affiliated master portfolios rather than directly to the public.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolios may deviate from this calculation time under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Non-listed swaps are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolios are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On August 31, 2017, such fair value pricing was not used in pricing foreign securities.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the

206	Wells Fargo Intuitive Investors Funds	Notes to financial statements (unaudited)

determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of each Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Participation notes

The Fund may invest in participation notes to gain exposure to securities in certain foreign markets. Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying foreign security. Participation notes involve transaction costs, which may be higher than those applicable to the underlying foreign security. The holder of the participation note is entitled to receive from the bank or broker-dealer, an amount equal to the dividend paid by the issuer of the underlying foreign security; however, the holder is not entitled to the same rights (i.e. dividends, voting rights) as an owner of the underlying foreign security. Investments in participation notes involve risks beyond those normally associated with a direct investment in an underlying security. The Fund has no rights against the issuer of the underlying foreign security and participation notes expose the Fund to counterparty risk in the event the counterparty does not perform. There is also no assurance there will be a secondary trading market for the participation note or that the trading price of the participation note will equal the underlying value of the foreign security that it seeks to replicate.

Forward foreign currency contracts

Each Portfolio may be subject to foreign currency risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Portfolio enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Portfolio from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Portfolio’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Portfolio and the counterparty.

When-issued transactions

Each Portfolio may purchase securities on a forward commitment or when-issued basis. A Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Notes to financial statements (unaudited)	Wells Fargo Intuitive Investors Funds	207

Futures contracts

Each Portfolio may enter into futures contracts and may be subject to equity price risk or interest rate risk in the normal course of pursuing its investment objectives. A Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values or interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Credit default swaps

Each Portfolio may be subject to credit risk in the normal course of pursuing its investment objectives. A Portfolio may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or for investment gains. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. A Portfolio may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Portfolio is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Portfolio could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates. The maximum potential amount of future payments (undiscounted) that the Portfolio as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by having the counterparty post collateral to cover the Portfolio’s exposure to the counterparty.

If the Portfolio is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statements of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Portfolio provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined

208	Wells Fargo Intuitive Investors Funds	Notes to financial statements (unaudited)

to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the custodian verifies the ex-dividend date.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Federal and other taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. Each Portfolio is not required to pay federal income taxes on its net investment income and net capital gain as it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been “passed through” to the interestholders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends and gains have been distributed by the Portfolio.

Each Portfolio’s income and federal tax returns and all financial records supporting those returns for the fiscal year since commencement of operations will be subject to examination by the federal revenue authorities.

As of August 31, 2017, the aggregate cost of all investments for federal income tax purposes and the unrealized gains (losses) were as follows:

	Tax cost	Gross unrealized gains	Gross unrealized losses	Net unrealized gains (losses)
Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$1,198,697,972	9,129,974	(171,962)	$8,958,012
Emerging Markets Bond Portfolio	91,831,305	1,659,326	(355,085)	1,304,241
Factor Enhanced Emerging Markets Portfolio	373,863,850	17,151,572	(9,421,431)	7,730,141
Factor Enhanced International Portfolio	1,174,897,316	127,779,296	(19,526,158)	108,253,138
Factor Enhanced Large Cap Portfolio	1,747,807,420	423,052,856	(19,653,038)	403,399,818
Factor Enhanced Small Cap Portfolio	539,665,994	35,638,250	(36,198,217)	(559,967)
High Yield Corporate Bond Portfolio	94,926,478	412,585	(1,016,335)	(603,750)
Investment Grade Corporate Bond Portfolio	549,748,667	26,261,006	(1,082,519)	25,178,487

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo Intuitive Investors Funds	209

The following is a summary of the inputs used in valuing each Portfolio’s assets and liabilities as of August 31, 2017:

Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$456,522,928	$0	$456,522,928

Asset-backed securities	0	7,564,083	0	7,564,083

Municipal obligations	0	9,364,713	0	9,364,713

Non-agency mortgage-backed securities	0	18,179,423	0	18,179,423

U.S. Treasury securities	549,782,747	0	0	549,782,747

Yankee corporate bonds and notes	0	11,412,051	0	11,412,051

Yankee government bonds	0	56,870,816	0	56,870,816

Short-term investments
Investment companies	97,959,223	0	0	97,959,223
Total assets	$647,741,970	$559,914,014	$0	$1,207,655,984

Emerging Markets Bond Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Participation notes	$0	$1,073,760	$0	$1,073,760

Yankee corporate bonds and notes	0	13,729,623	0	13,729,623

Yankee government bonds	0	76,615,322	0	76,615,322

Short-term investments
Investment companies	1,716,841	0	0	1,716,841
Total assets	$1,716,841	$91,418,705	$0	$93,135,546

210	Wells Fargo Intuitive Investors Funds	Notes to financial statements (unaudited)

Factor Enhanced Emerging Markets Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Brazil	$15,458,075	$0	$0	$15,458,075
Chile	10,612,287	0	0	10,612,287
China	47,936,556	0	0	47,936,556
Colombia	2,237,874	0	0	2,237,874
Greece	1,188,509	0	0	1,188,509
India	10,271,954	0	0	10,271,954
Indonesia	5,668,841	0	0	5,668,841
Luxembourg	274,429	0	0	274,429
Malaysia	18,034,431	0	0	18,034,431
Mexico	16,535,362	0	0	16,535,362
Philippines	6,422,556	0	0	6,422,556
Poland	7,948,364	0	0	7,948,364
Russia	7,454,307	0	0	7,454,307
South Africa	14,252,888	0	0	14,252,888
South Korea	69,599,089	184,769	0	69,783,858
Taiwan	57,739,870	0	0	57,739,870
Thailand	19,400,640	0	0	19,400,640
Turkey	6,557,884	0	0	6,557,884

Exchange-traded funds	34,531,191	0	0	34,531,191

Preferred stocks
Brazil	13,956,831	0	0	13,956,831
Chile	518,403	0	0	518,403
Colombia	1,079,770	0	0	1,079,770
Russia	527,668	0	0	527,668

Short-term investments
Investment companies	13,203,143	0	0	13,203,143
	381,410,922	184,769	0	381,595,691

Future contracts	6,108	0	0	6,108
Forward foreign currency contracts	733	0	0	733
Total assets	$381,417,763	$184,769	$0	$381,602,532

Notes to financial statements (unaudited)	Wells Fargo Intuitive Investors Funds	211

Factor Enhanced International Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Australia	$112,333,081	$0	$0	$112,333,081
Austria	5,300,044	0	0	5,300,044
Belgium	7,882,358	0	0	7,882,358
Canada	124,356,739	0	0	124,356,739
China	2,636,654	0	0	2,636,654
Czech Republic	720,277	0	0	720,277
Denmark	24,288,891	0	0	24,288,891
Finland	12,696,885	0	0	12,696,885
France	109,879,982	0	0	109,879,982
Germany	119,024,430	0	0	119,024,430
Hong Kong	36,408,865	0	0	36,408,865
Ireland	4,836,093	0	0	4,836,093
Italy	12,446,090	0	0	12,446,090
Japan	198,387,267	0	0	198,387,267
Luxembourg	3,347,632	0	0	3,347,632
Netherlands	45,290,914	0	0	45,290,914
New Zealand	3,578,075	0	0	3,578,075
Norway	7,161,532	0	0	7,161,532
Portugal	2,429,831	0	0	2,429,831
Singapore	19,748,045	0	0	19,748,045
Spain	35,101,022	0	0	35,101,022
Sweden	41,406,670	0	0	41,406,670
Switzerland	94,922,089	0	0	94,922,089
Thailand	640,325	0	0	640,325
United Kingdom	193,533,832	0	0	193,533,832

Preferred stocks
Germany	7,050,380	0	0	7,050,380

Rights
Sweden	0	12,399	0	12,399

Short-term investments
Investment companies	57,687,125	0	0	57,687,125
	1,283,095,128	12,399	0	1,283,107,527
Future contracts	454,609	0	0	454,609
Total assets	$1,283,549,737	$12,399	$0	$1,283,562,136

212	Wells Fargo Intuitive Investors Funds	Notes to financial statements (unaudited)

Factor Enhanced Large Cap Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$257,342,755	$0	$0	$257,342,755
Consumer staples	238,155,844	0	0	238,155,844
Energy	89,414,267	0	0	89,414,267
Financials	174,548,021	0	0	174,548,021
Health care	342,639,297	0	0	342,639,297
Industrials	255,184,369	0	0	255,184,369
Information technology	320,640,891	0	0	320,640,891
Materials	91,059,586	0	0	91,059,586
Real estate	118,080,973	0	0	118,080,973
Telecommunication	59,309,530	0	0	59,309,530
Utilities	99,246,113	0	0	99,246,113

Short-term investments
Investment companies	105,054,093	0	0	105,054,093
	2,150,675,739	0	0	2,150,675,739
Future contracts	647,752	0	0	647,752
Total assets	$2,151,323,491	$0	$0	$2,151,323,491

Factor Enhanced Small Cap Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$74,602,887	$0	$0	$74,602,887
Consumer staples	18,110,500	0	0	18,110,500
Energy	13,601,342	0	0	13,601,342
Financials	104,827,924	0	0	104,827,924
Health care	65,767,819	0	0	65,767,819
Industrials	77,760,430	0	0	77,760,430
Information technology	73,395,318	0	0	73,395,318
Materials	21,855,320	0	0	21,855,320
Real estate	42,199,297	0	0	42,199,297
Telecommunication	6,510,323	0	0	6,510,323
Utilities	13,086,129	0	0	13,086,129

Short-term investments
Investment companies	27,168,625	0	0	27,168,625
	538,885,914	0	0	538,885,914
Future contracts	294,345	0	0	294,345
Total assets	$539,180,259	$0	$0	$539,180,259

High Yield Corporate Bond Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Corporate bonds and notes	$0	$72,134,153	$0	$72,134,153

Yankee corporate bonds and notes	0	17,992,310	0	17,992,310

Short-term investments
Investment companies	4,196,265	0	0	4,196,265
Total assets	$4,196,265	$90,126,463	$0	$94,322,728

Notes to financial statements (unaudited)	Wells Fargo Intuitive Investors Funds	213

Investment Grade Corporate Bond Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Corporate bonds and notes	$0	$454,996,492	$0	$454,996,492

Yankee corporate bonds and notes	0	117,282,531	0	117,282,531

Short-term investments
Investment companies	2,648,131	0	0	2,648,131
Total assets	$2,648,131	$572,279,023	$0	$574,927,154

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. Futures contracts are reported at their variation margin at measurement date, which represents the amount due to the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

The Portfolios recognize transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2017, the Portfolios did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Advisory fees

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the applicable subadvisers, who are responsible for day-to-day portfolio management of the Portfolios. Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee which is calculated based on the average daily net assets of each Portfolio.

Funds Management has retained the services of subadvisers to provide daily portfolio management to the Portfolios. Funds Management has engaged Wells Capital Management Incorporated (“WellsCap”), Analytic Investors, LLC and First International Advisors, LLC (each an affiliate of Funds Management and an indirect, wholly owned subsidiary of Wells Fargo) as subadvisers.

The fees for subadvisory services are borne by Funds Management. The subadvisers are each entitled to receive from Funds Management an annual subadvisory fee which is calculated based on the average daily net assets of each Portfolio.

The annual advisory and subadvisory fee rates for each Portfolio are as follows:

	Advisory fee		Effective rate for the period ended August 31, 2017	Subadviser	Subadvisory Fee
	starting at	declining to			starting at	declining to
Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.05%	0.03%	0.05%	WellsCap	0.04%	0.03%
Emerging Markets Bond Portfolio	0.25	0.21	0.25	First International Advisors, LLC	0.09	0.07
Factor Enhanced Emerging Markets Portfolio	0.15	0.11	0.15	Analytic Investors, LLC	0.08	0.05
Factor Enhanced International Portfolio	0.15	0.11	0.15	Analytic Investors, LLC	0.08	0.05
Factor Enhanced Large Cap Portfolio	0.10	0.06	0.10	Analytic Investors, LLC	0.06	0.04
Factor Enhanced Small Cap Portfolio	0.15	0.11	0.15	Analytic Investors, LLC	0.08	0.05
High Yield Corporate Bond Portfolio	0.25	0.21	0.25	WellsCap	0.09	0.07
Investment Grade Corporate Bond Portfolio	0.05	0.03	0.05	WellsCap	0.04	0.03

214	Wells Fargo Intuitive Investors Funds	Notes to financial statements (unaudited)

Interfund transactions

The Portfolios may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 of the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Portfolios had the following in interfund purchases and sales, during the period from May 23, 2017 (commencement of operations) to August 31, 2017:

	Purchases	Sales
Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$163,871,963	$0
Emerging Market Bond Portfolio	0	0
Factor Enhanced Emerging Markets Portfolio	35,206,126	0
Factor Enhanced International Portfolio	406,246,019	0
Factor Enhanced Large Cap Portfolio	993,928,569	0
Factor Enhanced Small Cap Portfolio	92,323,909	0
High Yield Corporate Bond Portfolio	0	0
Investment Grade Corporate Bond Portfolio	513,417,528	0

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period from May 23, 2017 (commencement of operations) to August 31, 2017 were as follows:

	Purchase at cost		Sales proceeds
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
Bloomberg Barclays US Aggregate ex-Corporate Portfolio	$1,933,120,565	$110,656,297	$977,412,881	$10,901,840
Emerging Markets Bond Portfolio	72,064,404	81,946,411	72,090,046	10,711,316
Factor Enhanced Emerging Markets Portfolio	0	437,911,991	0	81,790,904
Factor Enhanced International Portfolio	0	1,531,611,858	0	286,717,799
Factor Enhanced Large Cap Portfolio	0	2,279,391,262	0	144,390,538
Factor Enhanced Small Cap Portfolio	0	543,655,102	0	14,255,229
High Yield Corporate Bond Portfolio	43,443,126	59,426,793	43,458,079	17,084,854
Investment Grade Corporate Bond Portfolio	0	123,362,291	54,737,246	75,418,582

6. DERIVATIVE TRANSACTIONS

During the period from May 23, 2017 (commencement of operations) to August 31, 2017, Factor Enhanced Emerging Markets Portfolio, Factor Enhanced International Portfolio, Factor Enhanced Large Cap Portfolio and Factor Enhanced Small Cap Portfolio entered into futures contracts to gain market exposure and Factor Enhanced Emerging Markets Portfolio entered into forward foreign currency contracts for economic hedging purposes. High Yield Corporate Bond Portfolio entered into credit default swaps contracts as a substitute for taking a position in the underlying security or basket of securities or to potentially enhance the Portfolio’s total return.

Notes to financial statements (unaudited)	Wells Fargo Intuitive Investors Funds	215

The table below discloses the volume of the each Portfolio’s derivative transactions and any segregated cash during the period from May 23, 2017 (commencement of operations) to August 31, 2017.

	Factor Enhanced Emerging Markets Portfolio	Factor Enhanced International Portfolio	Factor Enhanced Large Cap Portfolio	Factor Enhanced Small Cap Portfolio	High Yield Corporate Bond Portfolio
Futures contracts
Average notional balance on long futures	$7,134,646	$8,904,153	$22,414,059	$17,669,647	N/A
Segregated cash at August 31, 2017	500,773	2,276,606	3,182,633	1,881,663	N/A
Forward contracts
Average contract amounts to buy	445,637	N/A	N/A	N/A	N/A
Credit default swaps
Average notional balance	N/A	N/A	N/A	N/A	$14,130
Segregated cash at August 31, 2017	N/A	N/A	N/A	N/A	18,668

A summary of the location of derivative instruments on the financial statements by primary risk exposure for Factor Enhanced Emerging Markets Portfolio is outlined following tables.

The fair value of derivative instruments as of August 31, 2017 was as follows:

	Asset derivatives			Liability derivatives
	Statement of Assets and Liabilities location	Fair value		Statement of Assets and Liabilities location	Fair value
Equity risk	Receivable for daily variation margin on open futures contracts	$6,108	*	Payable for daily variation margin on open futures contracts	$0	*
Foreign currency risk	Unrealized gains on forward foreign currency contracts	733		Unrealized losses on forward foreign currency contracts	0
		$6,841			$0

*	Only the current day’s variation margin as of August 31, 2017 is reported separately on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the period from May 23, 2017 (commencement of operations) to August 31, 2017 was as follows for Factor Enhanced Emerging Markets Portfolio:

	Amount of realized gains (losses) on derivatives	Change in unrealized gains (losses) on derivatives	Total
Equity risk	$(613,640)	$(2,433)	$(616,073)
Foreign currency risk	13,846	733	14,579
	$(599,794)	$(1,700)	$(601,494)

Factor Enhanced International Portfolio, Factor Enhanced Large Cap Portfolio and Factor Enhanced Small Cap Portfolio each entered into futures transactions. High Yield Corporate Bond Portfolio entered into credit default swap contracts. The fair value, realized gains or losses and change in unrealized gains or losses, on these derivative transactions are reflected in the corresponding financial statement captions.

For certain types of derivative transactions, the Portfolios have entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Portfolios to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Portfolios under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statements of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statements of Assets

216	Wells Fargo Intuitive Investors Funds	Notes to financial statements (unaudited)

and Liabilities are not offset across transactions between the Portfolios and the applicable counterparty. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

	Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Factor Enhanced Emerging Markets Portfolio	Morgan Stanley	$6,108	$0	$0	$6,108
Factor Enhanced Emerging Markets Portfolio	State Street Bank	733	0	0	733
Factor Enhanced International Portfolio	Morgan Stanley	454,609	0	0	454,609
Factor Enhanced Large Cap Portfolio	Morgan Stanley	647,752	0	0	647,752
Factor Enhanced Small Cap Portfolio	Morgan Stanley	294,345	0	0	294,345

7. CONCENTRATION RISK

Concentration risks result from exposure to a limited number of sectors, countries or geographical regions. Portfolios that invest a substantial portion of their assets in a sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector. Portfolios that focus their investments in particular countries or geographic regions may be particularly susceptible to economic and political events affecting those countries or regions. The Portfolio of Investments includes information on each Portfolio’s holdings, including sector, country and/or geographical composition, as relevant.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated.

Other information (unaudited)	Wells Fargo Intuitive Investors Funds	217

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings will be publicly available on the website (wellsfargofunds.com) on a one-month delayed basis. In addition, top ten holdings information (excluding derivative positions) will be publicly available on the website on a monthly, seven-day or more delayed basis. Each Fund and Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, each Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

218	Wells Fargo Intuitive Investors Funds	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 152 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Intuitive Investors Funds	219

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996: Vice Chairman, since 2017	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Advisory Board Members

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Advisory Board Member, since 2017	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Prior thereto, Vice President, Fidelity Retail Mutual Fund Group from 1996 to 1998 and Risk Management Practice Manager, Fidelity Consulting from 1995 to 1996. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	None
Pamela Wheelock (Born 1959)	Advisory Board Member, since 2017	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002.Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	None

220	Wells Fargo Intuitive Investors Funds	Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Nancy Wiser acts as Treasurer of Emerging Markets Bond Fund, Factor Enhanced Emerging Markets Fund, Factor Enhanced International Fund, Factor Enhanced Large Cap Fund, Factor Enhanced Small Cap Fund, High Yield Corporate Bond Fund, and the U.S. Core Bond Fund. In addition, Nancy Wiser acts as Treasurer of 69 other funds in the Fund Complex. Jeremy DePalma acts as the Treasurer of the remaining funds in this shareholder report as well as 68 other funds in the Fund Complex. In addition, Jeremy DePalma acts as the Assistant Treasurer of 76 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

List of abbreviations	Wells Fargo Intuitive Investors Funds	221

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Funds’ website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Funds’ website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Distributor nor Wells Fargo Funds Management holds fund shareholder accounts or assets. This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

NOT FDIC INSURED ▪ NO BANK GUARANTEE ▪ MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

305825 10-17 SA/SAR 271 08-17

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

A Portfolio of Investments for each series of Wells Fargo Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen

Andrew Owen
President

Date:	October 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Funds Trust

By:	/s/ Andrew Owen

Andrew Owen
President

Date:	October 26, 2017

By:	/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	October 26, 2017

By:	/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	October 26, 2017